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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1. Schedule of Investments

2015 QUARTERLY REPORT

Russell Funds

JANUARY 31, 2015

FUND	SHARE CLASS
U.S. Equity Funds
Russell U.S. Core Equity Fund	A, C, E, I, S, Y
Russell U.S. Defensive Equity Fund	A, C, E, I, S, Y
Russell U.S. Dynamic Equity Fund	A, C, E, I, S, Y
Russell U.S. Strategic Equity Fund	A, C, E, S
Select U.S. Equity Fund	S, T, Y
Russell U.S. Large Cap Equity Fund	A, C, S
Russell U.S. Mid Cap Equity Fund	A, C, S
Russell U.S. Small Cap Equity Fund	A, C, E, I, S, Y
International and Global Equity Funds
Russell International Developed Markets Fund	A, C, E, I, S, Y
Russell Global Equity Fund	A, C, E, S, Y
Select International Equity Fund	S, T, Y
Russell Emerging Markets Fund	A, C, E, S, Y
Tax-Managed Equity Funds
Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S
Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S
Taxable Fixed Income Funds
Russell Global Opportunistic Credit Fund	A, C, E, S, Y
Russell Strategic Bond Fund	A, C, E, I, S, Y
Russell Investment Grade Bond Fund	A, C, E, I, S, Y
Russell Short Duration Bond Fund	A, C, E, S, Y
Tax Exempt Fixed Income Funds
Russell Tax Exempt Bond Fund	A, C, E, S
Alternative and Specialty Funds
Russell Commodity Strategies Fund	A, C, E, S, Y
Russell Global Infrastructure Fund	A, C, E, S, Y
Russell Global Real Estate Securities Fund	A, C, E, S, Y
Russell Multi-Strategy Alternative Fund	A, C, E, S, Y
Russell Strategic Call Overwriting Fund	S

Russell Investment Company

Russell Investment Company is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report on 24 of these Funds.

Russell Investment Company Russell Funds

Quarterly Report

January 31, 2015 (Unaudited)

Table of Contents

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.4%			Yum! Brands, Inc.	3,695	267
Consumer Discretionary - 14.4%					241,548
Amazon.com, Inc.(Æ)	25,431	9,016
AutoZone, Inc.(Æ)	5,350	3,194	Consumer Staples - 5.2%
Carnival Corp.	100,430	4,415	Altria Group, Inc.	128,664	6,832
CBS Corp. Class B	54,040	2,962	Archer-Daniels-Midland Co.	74,840	3,490
Chipotle Mexican Grill, Inc. Class A(Æ)	5,358	3,803	Casey's General Stores, Inc.	3,800	347
Choice Hotels International, Inc.	12,800	735	Coca-Cola Co. (The)	192,601	7,929
Comcast Corp. Class A(Æ)	318,901	16,948	Colgate-Palmolive Co.	118,676	8,013
Costco Wholesale Corp.	42,711	6,107	Constellation Brands, Inc. Class A(Æ)	24,278	2,681
CST Brands, Inc.	8,200	353	CVS Health Corp.	10,867	1,067
DIRECTV(Æ)	2,025	173	General Mills, Inc.	5,657	297
Domino's Pizza, Inc.	6,700	664	Hershey Co. (The)	62,220	6,360
eBay, Inc.(Æ)	11,568	613	Kellogg Co.	2,352	154
Estee Lauder Cos., Inc. (The) Class A	30,249	2,135	Kimberly-Clark Corp.	3,473	375
Ford Motor Co.	97,500	1,434	Kraft Foods Group, Inc.(Æ)	2,727	178
Gap, Inc. (The)	109,700	4,519	Kroger Co. (The)	35,100	2,424
Garmin, Ltd.	31,000	1,623	Molson Coors Brewing Co. Class B	41,552	3,155
General Motors Co.	47,700	1,556	Mondelez International, Inc. Class A	182,319	6,425
Home Depot, Inc.	12,709	1,327	PepsiCo, Inc.	64,252	6,026
Hyatt Hotels Corp. Class A(Æ)	12,600	709	Philip Morris International, Inc.	130,618	10,481
Jarden Corp.(Æ)	68,160	3,273	Procter & Gamble Co. (The)	159,236	13,422
Johnson Controls, Inc.	199,700	9,280	Reynolds American, Inc.	2,833	192
Kohl's Corp.	42,700	2,550	Sysco Corp.	5,368	210
L Brands, Inc.	36,248	3,068	Walgreens Boots Alliance, Inc.	2,475	183
La Quinta Holdings, Inc.(Æ)	76,400	1,553	Whole Foods Market, Inc.	143,070	7,453
Las Vegas Sands Corp.	116,950	6,359			87,694
Lennar Corp. Class A	146,190	6,565
Liberty Media Corp.(Æ)	112,850	3,850	Energy - 6.7%
Lowe's Cos., Inc.	164,620	11,155	Anadarko Petroleum Corp.	17,233	1,409
Lululemon Athletica, Inc.(Æ)	26,300	1,742	Arch Coal, Inc.	349,413	324
Marriott International, Inc. Class A	67,900	5,059	Atwood Oceanics, Inc.	13,700	392
Mattel, Inc.	49,800	1,340	BP PLC - ADR	101,300	3,933
McDonald's Corp.	9,189	849	California Resources Corp.(Æ)	35,958	184
Meritage Homes Corp.(Æ)	6,430	234	Cameron International Corp.(Æ)	93,550	4,189
News Corp. Class A(Æ)	26,600	396	Chesapeake Energy Corp.	159,990	3,069
Nike, Inc. Class B	77,028	7,106	Chevron Corp.	130,491	13,379
Norwegian Cruise Line Holdings, Ltd.(Æ)	5,100	223	ConocoPhillips	115,972	7,304
NVR, Inc.(Æ)	122	153	CONSOL Energy, Inc.	8,498	246
Office Depot, Inc.(Æ)	155,935	1,185	Devon Energy Corp.	74,354	4,481
Omnicom Group, Inc.	125,450	9,133	Dril-Quip, Inc.(Æ)	92	7
O'Reilly Automotive, Inc.(Æ)	14,400	2,698	EOG Resources, Inc.	21,338	1,900
Priceline Group, Inc. (The)(Æ)	5,890	5,946	Exxon Mobil Corp.	246,426	21,543
PVH Corp.	25,032	2,760	Halliburton Co.	1,028	41
Royal Caribbean Cruises, Ltd.	56,977	4,305	Helmerich & Payne, Inc.	182	11
Starbucks Corp.	123,119	10,777	Hess Corp.	453	31
Target Corp.	181,271	13,343	Marathon Oil Corp.	8,143	217
Taylor Morrison Home Corp. Class A(Æ)	16,780	298	National Oilwell Varco, Inc.	5,680	309
Time Warner, Inc.	101,383	7,901	Newfield Exploration Co.(Æ)	13,400	399
TJX Cos., Inc.	66,516	4,386	NOW, Inc.(Æ)	462	11
Toll Brothers, Inc.(Æ)	89,169	3,087	Occidental Petroleum Corp.	233,796	18,704
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	27,417	3,617	Oceaneering International, Inc.	371	19
Under Armour, Inc. Class A(Æ)	30,838	2,223	PBF Energy, Inc. Class A	26,500	745
Viacom, Inc. Class B	184,405	11,879	Peabody Energy Corp.	302,832	1,887
Wal-Mart Stores, Inc.	134,206	11,405	Phillips 66(Æ)	76,808	5,401
Walt Disney Co. (The)	176,902	16,091	Pioneer Natural Resources Co.	12,808	1,928
Whirlpool Corp.	16,104	3,206	Schlumberger, Ltd.	144,533	11,908
			SM Energy Co.	15,611	590
			Spectra Energy Corp.	6,845	229

			See accompanying notes which are an integral part of this quarterly report.
				Russell U.S. Core Equity Fund 3

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Tesoro Corp.	8,800	719	Moody's Corp.	3,400	311
Valero Energy Corp.	45,800	2,422	Morgan Stanley	121,500	4,108
Weatherford International PLC(Æ)	276,818	2,859	Northern Trust Corp.	181,697	11,879
WPX Energy, Inc.(Æ)	212,305	2,263	NorthStar Realty Finance Corp.(ö)	49,049	928
		113,053	Paramount Group, Inc.(Æ)(ö)	9,715	188
			PartnerRe, Ltd.	6,630	758
Financial Services - 18.3%			PNC Financial Services Group, Inc. (The)	144,657	12,229
ACE, Ltd.	3,111	336	Principal Financial Group, Inc.	18,400	864
Aflac, Inc.	3,231	184	Progressive Corp. (The)	143,932	3,735
Allstate Corp. (The)	26,730	1,865	Prudential Financial, Inc.	54,543	4,139
Ally Financial, Inc.(Æ)	32,700	612	Public Storage(ö)	1,321	265
American Express Co.	229,110	18,487	Regions Financial Corp.	260,633	2,267
American International Group, Inc.	73,888	3,611	Simon Property Group, Inc.(ö)	1,969	391
American Tower Corp. Class A(ö)	5,500	533	State Street Corp.	276,337	19,761
Ameriprise Financial, Inc.	29,140	3,641	SunTrust Banks, Inc.	117,053	4,497
Aon PLC	102,940	9,270	TCF Financial Corp.	21,100	310
Arch Capital Group, Ltd.(Æ)	54,561	3,163	Thomson Reuters Corp.	2,810	108
Assurant, Inc.	6,700	426	Travelers Cos., Inc. (The)	3,200	329
Assured Guaranty, Ltd.	73,029	1,783	US Bancorp	15,974	669
Axis Capital Holdings, Ltd.	11,800	601	Visa, Inc. Class A	65,406	16,673
Bank of America Corp.	1,590,915	24,102	Voya Financial, Inc.	72,350	2,822
Bank of New York Mellon Corp. (The)	34,600	1,246	Wells Fargo & Co.	526,458	27,334
Barclays PLC - ADR	66,734	937			306,983
BB&T Corp.	1,556	55
Berkshire Hathaway, Inc. Class B(Æ)	36,028	5,185	Health Care - 17.3%
BlackRock, Inc. Class A	3,285	1,119	Abbott Laboratories	125,055	5,597
BOK Financial Corp.	6,300	341	AbbVie, Inc.	8,000	483
Capital One Financial Corp.	90,023	6,591	Actavis PLC(Æ)	54,758	14,595
CDK Global, Inc.(Æ)	1,489	67	Aetna, Inc.	265	24
Charles Schwab Corp. (The)	61,100	1,587	Alexion Pharmaceuticals, Inc.(Æ)	9,599	1,759
Chubb Corp. (The)	5,247	514	AmerisourceBergen Corp. Class A	15,900	1,511
Citigroup, Inc.	350,310	16,447	Amgen, Inc.	107,846	16,421
CME Group, Inc. Class A	171	15	Baxter International, Inc.	5,000	352
Comerica, Inc.	38,500	1,598	Becton Dickinson and Co.	1,776	245
Cullen/Frost Bankers, Inc.	45,300	2,822	Biogen Idec, Inc.(Æ)	19,238	7,487
Discover Financial Services	110,930	6,032	Bio-Rad Laboratories, Inc. Class A(Æ)	4,700	538
Equity Residential(ö)	223	17	Bristol-Myers Squibb Co.	72,020	4,341
Everest Re Group, Ltd.	6,720	1,152	Cardinal Health, Inc.	117,000	9,733
First American Financial Corp.	33,324	1,134	Celgene Corp.(Æ)	45,710	5,447
First Niagara Financial Group, Inc.	191,820	1,558	Cerner Corp.(Æ)	123,580	8,199
Fiserv, Inc.(Æ)	43,140	3,129	Clovis Oncology, Inc.(Æ)	65,261	4,254
FleetCor Technologies, Inc.(Æ)	18,535	2,604	Edwards Lifesciences Corp.(Æ)	9,900	1,241
Forest City Enterprises, Inc. Class A(Æ)	72,620	1,779	Eli Lilly & Co.	100,149	7,211
Franklin Resources, Inc.	20,521	1,057	Express Scripts Holding Co.(Æ)	121,418	9,800
Genworth Financial, Inc. Class A(Æ)	65,963	460	Gilead Sciences, Inc.(Æ)	87,156	9,137
Goldman Sachs Group, Inc. (The)	57,150	9,853	Halyard Health, Inc.(Æ)	485	22
Hartford Financial Services Group, Inc.	147,711	5,746	HCA Holdings, Inc.(Æ)	107,257	7,594
HCP, Inc.(ö)	9,650	456	Health Net, Inc.(Æ)	17,000	921
Intercontinental Exchange, Inc.	26,250	5,400	Humana, Inc.	36,027	5,276
Invesco, Ltd.	10,900	400	Illumina, Inc.(Æ)	11,925	2,328
JPMorgan Chase & Co.	292,492	15,906	Intercept Pharmaceuticals, Inc.(Æ)	12,421	2,497
Kimco Realty Corp.(ö)	38,500	1,065	Intuitive Surgical, Inc.(Æ)	3,306	1,635
Lincoln National Corp.	67,121	3,355	Johnson & Johnson	266,930	26,730
Loews Corp.	178,100	6,814	McKesson Corp.	28,318	6,022
M&T Bank Corp.	17,949	2,031	Medtronic PLC	317,623	22,678
Marsh & McLennan Cos., Inc.	5,058	272	Merck & Co., Inc.	325,423	19,616
MasterCard, Inc. Class A	125,276	10,276	Mylan, Inc.(Æ)	63,931	3,398
McGraw Hill Financial, Inc.	18,581	1,662	Perrigo Co. PLC	26,200	3,976
MetLife, Inc.	67,139	3,122	Pfizer, Inc.	1,082,284	33,821

See accompanying notes which are an integral part of this quarterly report.

4 Russell U.S. Core Equity Fund

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Pharmacyclics, Inc.(Æ)	25,335	4,275	Pentair PLC	86,450	5,344
Regeneron Pharmaceuticals, Inc.(Æ)	10,484	4,368	Raytheon Co.	152,575	15,265
Sanofi - ADR	139,817	6,444	Rockwell Collins, Inc.	22,800	1,952
St. Jude Medical, Inc.	46,733	3,078	Southwest Airlines Co.	212,700	9,610
Stryker Corp.	3,093	282	Stanley Black & Decker, Inc.	63,300	5,928
Thermo Fisher Scientific, Inc.	27,409	3,432	Toro Co. (The)	3,900	253
UnitedHealth Group, Inc.	96,839	10,289	Union Pacific Corp.	50,390	5,906
Valeant Pharmaceuticals International, Inc.			United Continental Holdings, Inc.(Æ)	91,897	6,375
(Æ)	60,446	9,669	United Parcel Service, Inc. Class B	6,582	651
Zimmer Holdings, Inc.	26,060	2,921	United Technologies Corp.	35,687	4,096
		289,647	Waste Management, Inc.	2,493	128
					187,659
Materials and Processing - 4.4%
Air Products & Chemicals, Inc.	759	111	Technology - 14.7%
Alcoa, Inc.	198,239	3,102	Adobe Systems, Inc.(Æ)	51,096	3,583
Bombardier, Inc. Class B	235,023	541	Altera Corp.	45,836	1,509
CRH PLC - ADR	244,100	5,893	Apple, Inc.	247,342	28,979
Dow Chemical Co. (The)	30,300	1,368	ASML Holding NV Class G	50,400	5,239
Ecolab, Inc.	74,363	7,717	Avnet, Inc.	6,561	273
EI du Pont de Nemours & Co.	692	49	Broadcom Corp. Class A	34,100	1,447
Fastenal Co.	139,670	6,201	Cisco Systems, Inc.	240,802	6,349
Huntsman Corp.	118,082	2,593	Cognizant Technology Solutions Corp. Class
International Flavors & Fragrances, Inc.	22,220	2,358	A(Æ)	29,738	1,610
LyondellBasell Industries NV Class A	24,222	1,916	Dolby Laboratories, Inc. Class A	9,400	365
Monsanto Co.	187,778	22,154	Electronic Arts, Inc.(Æ)	23,300	1,278
Mosaic Co. (The)	96,000	4,674	EMC Corp.	164,562	4,267
PPG Industries, Inc.	41,256	9,195	Equinix, Inc.(ö)	32,935	7,142
Praxair, Inc.	2,699	325	Facebook, Inc. Class A(Æ)	112,797	8,562
Precision Castparts Corp.	1,333	267	Google, Inc. Class C(Æ)	48,139	25,757
Rio Tinto PLC - ADR	54,500	2,405	Hewlett-Packard Co.	123,365	4,457
Sherwin-Williams Co. (The)	8,690	2,357	Intel Corp.	407,914	13,477
		73,226	International Business Machines Corp.	47,523	7,286
			Intuit, Inc.	19,600	1,702
Producer Durables - 11.2%			Juniper Networks, Inc.	31,200	709
3M Co.	6,082	987	Lam Research Corp.	38,780	2,964
Accenture PLC Class A	21,885	1,839	LinkedIn Corp. Class A(Æ)	14,235	3,199
Aegean Marine Petroleum Network, Inc.	57,005	786	Marvell Technology Group, Ltd.	80,700	1,250
Automatic Data Processing, Inc.	131,283	10,835	Mentor Graphics Corp.	45,666	1,051
Babcock & Wilcox Co. (The)	16,540	450	Microsoft Corp.	520,907	21,045
Boeing Co. (The)	124,860	18,151	Motorola Solutions, Inc.	47,900	2,989
Canadian Pacific Railway, Ltd.	18,888	3,299	NetApp, Inc.	209,950	7,936
Caterpillar, Inc.	6,600	528	NXP Semiconductors NV(Æ)	44,379	3,521
CSX Corp.	53,074	1,767	Oracle Corp.	413,296	17,313
Cummins, Inc.	532	74	Palo Alto Networks, Inc.(Æ)	4,610	583
Danaher Corp.	5,604	462	Plexus Corp.(Æ)	100	4
Deere & Co.	544	46	Polycom, Inc.(Æ)	8,425	112
Delta Air Lines, Inc.	143,582	6,793	QUALCOMM, Inc.	231,639	14,468
Emerson Electric Co.	6,132	349	Red Hat, Inc.(Æ)	62,260	3,972
FedEx Corp.	17,843	3,017	Salesforce.com, Inc.(Æ)	126,018	7,114
General Dynamics Corp.	78,879	10,508	SAP SE - ADR	96,070	6,279
General Electric Co.	935,973	22,360	ServiceNow, Inc.(Æ)	31,704	2,311
Honeywell International, Inc.	198,955	19,450	Splunk, Inc.(Æ)	30,634	1,582
Illinois Tool Works, Inc.	121,499	11,310	Symantec Corp.	69,188	1,714
L-3 Communications Holdings, Inc.	31,260	3,849	Synopsys, Inc.(Æ)	75,500	3,246
Lockheed Martin Corp.	19,470	3,668	Tableau Software, Inc. Class A(Æ)	17,200	1,389
Navistar International Corp.(Æ)	4,675	138	Texas Instruments, Inc.	10,040	537
Norfolk Southern Corp.	48,482	4,944	VeriFone Systems, Inc.(Æ)	26,533	833
Northrop Grumman Corp.	24,315	3,816	VMware, Inc. Class A(Æ)	5,052	389
Paychex, Inc.	60,200	2,725	Vodafone Group PLC - ADR	265,272	9,319

			See accompanying notes which are an integral part of this quarterly report.
				Russell U.S. Core Equity Fund 5

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Western Digital Corp.	26,110		2,539
	Workday, Inc. Class A(Æ)	24,540		1,950
	Yahoo!, Inc.(Æ)	61,435		2,702
	Zynga, Inc. Class A(Æ)	131,300		336
				246,638

	Utilities - 3.2%
	American Electric Power Co., Inc.	3,718		233
	AT&T, Inc.	572,508		18,847
	Dominion Resources, Inc.	1,660		128
	Duke Energy Corp.	5,776		503
	Edison International	19,100		1,302
	Entergy Corp.	86,000		7,526
	Exelon Corp.	190,314		6,859
	FirstEnergy Corp.	8,423		340
	NextEra Energy, Inc.	3,436		375
	PG&E Corp.	27,615		1,624
	Southern Co.	6,972		354
	Verizon Communications, Inc.	333,674		15,252
				53,343

	Total Common Stocks
	(cost $1,330,970)			1,599,791

	Investments in Other Funds - 0.0%
	Financial Services - 0.0%
	iShares Russell 1000 Value ETF	4,829		484
	Total Investments in Other Funds
	(cost $441)			484

Short	-Term Investments - 4.2%
	Russell U.S. Cash Management Fund	70,760,025	∞	70,760
	Total Short-Term Investments
	(cost $70,760)			70,760

	Total Investments 99.6%
	(identified cost $1,402,171)			1,671,035

	Other Assets and Liabilities, Net
	- 0.4%			6,689
	Net Assets - 100.0%			1,677,724

See accompanying notes which are an integral part of this quarterly report.

6 Russell U.S. Core Equity Fund

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		208	USD	23,032	03/15	(634)
S&P 500 E-Mini Index Futures		299	USD	29,727	03/15	(921)
S&P E-Mini Consumer Discretionary Select Sector Index Futures		111	USD	7,786	03/15	(141)
S&P E-Mini Energy Select Sector Index Futures		105	USD	7,903	03/15	(180)
S&P E-Mini Technology Select Sector Index Futures		197	USD	7,848	03/15	(184)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(2,060)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$241,548	$—			$—	$241,548
Consumer Staples	87,694	—			—	87,694
Energy	113,053	—			—	113,053
Financial Services	306,983	—			—	306,983
Health Care	289,647	—			—	289,647
Materials and Processing	73,226	—			—	73,226
Producer Durables	187,659	—			—	187,659
Technology	246,638	—			—	246,638
Utilities	53,343	—			—	53,343
Investments in Other Funds	484	—			—	484
Short-Term Investments	—	70,760			—	70,760
Total Investments	1,600,275	70,760			—	1,671,035

Other Financial Instruments
Futures Contracts	(2,060)	—			—	(2,060)
Total Other Financial Instruments*	$(2,060)	$—			$—	$(2,060)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 7

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.1%			Hormel Foods Corp.	600	31
Consumer Discretionary - 9.6%			Kellogg Co.	41,889	2,747
AutoZone, Inc.(Æ)	8,430	5,032	Keurig Green Mountain, Inc.	11,827	1,449
CBS Corp. Class B	17,500	959	Kimberly-Clark Corp.	134,013	14,468
Choice Hotels International, Inc.	16,978	975	Kraft Foods Group, Inc.(Æ)	1,219	80
Comcast Corp. Class A(Æ)	122,511	6,511	Kroger Co. (The)	126,425	8,730
Costco Wholesale Corp.	53,245	7,614	Lorillard, Inc.	11,100	728
CST Brands, Inc.	28,600	1,233	McCormick & Co., Inc.	1,800	128
DIRECTV(Æ)	7,385	630	Mead Johnson Nutrition Co. Class A	2,900	286
Dollar General Corp.(Æ)	7,906	530	Molson Coors Brewing Co. Class B	43,380	3,294
Dollar Tree, Inc.(Æ)	31,768	2,259	Mondelez International, Inc. Class A	307,652	10,842
Domino's Pizza, Inc.	20,191	2,000	Monster Beverage Corp.(Æ)	12,994	1,520
Dunkin' Brands Group, Inc.	2,405	114	PepsiCo, Inc.	132,881	12,462
Estee Lauder Cos., Inc. (The) Class A	22,356	1,578	Philip Morris International, Inc.	134,775	10,814
Foot Locker, Inc.	30,767	1,637	Procter & Gamble Co. (The)	262,552	22,130
Gap, Inc. (The)	12,248	505	Reynolds American, Inc.	45,564	3,096
Home Depot, Inc.	156,706	16,363	Sysco Corp.	2,393	94
Hyatt Hotels Corp. Class A(Æ)	9,000	506	Walgreens Co.	1,106	82
John Wiley & Sons, Inc. Class A(Æ)	2,300	143			143,920
La Quinta Holdings, Inc.(Æ)	79,400	1,614
Leggett & Platt, Inc.	3,300	141	Energy - 8.8%
Lowe's Cos., Inc.	82,666	5,601	Baker Hughes, Inc.	8,366	485
Macy's, Inc.	12,499	798	California Resources Corp.(Æ)	27,963	143
Marriott International, Inc. Class A	72,904	5,431	Chevron Corp.	224,362	23,004
McDonald's Corp.	3,921	363	ConocoPhillips	124,893	7,866
Nike, Inc. Class B	2,771	256	Dril-Quip, Inc.(Æ)	297	22
NVR, Inc.(Æ)	1,350	1,693	EQT Corp.	118	9
Omnicom Group, Inc.	2,281	166	Exxon Mobil Corp.	435,399	38,063
O'Reilly Automotive, Inc.(Æ)	27,212	5,098	FMC Technologies, Inc.(Æ)	4,986	187
Ralph Lauren Corp. Class A	11,195	1,868	Halliburton Co.	44,039	1,761
Remy International, Inc.	7,901	168	Helmerich & Payne, Inc.	10,167	606
Ross Stores, Inc.	2,509	230	Hess Corp.	9,955	672
Service Corp. International	1,700	39	Marathon Oil Corp.	93,607	2,490
Starbucks Corp.	16,754	1,467	National Oilwell Varco, Inc.	77,301	4,207
Target Corp.	2,470	182	NOW, Inc.(Æ)	1,313	33
Time Warner, Inc.	155,702	12,134	Occidental Petroleum Corp.	117,068	9,365
TJX Cos., Inc.	104,169	6,869	Oceaneering International, Inc.	1,118	59
VF Corp.	36,044	2,500	PBF Energy, Inc. Class A	16,700	469
Viacom, Inc. Class B	45,460	2,929	Phillips 66(Æ)	21,287	1,497
Visteon Corp.(Æ)	5,100	494	Schlumberger, Ltd.	87,865	7,239
Wal-Mart Stores, Inc.	26,737	2,272	Southwestern Energy Co.(Æ)	301	7
Walt Disney Co. (The)	84,685	7,703	Spectra Energy Corp.	33,964	1,136
Yum! Brands, Inc.	4,487	324	Valero Energy Corp.	22,900	1,211
		108,929	World Fuel Services Corp.	131	6
					100,537
Consumer Staples - 12.6%
Altria Group, Inc.	131,079	6,960	Financial Services - 13.6%
Archer-Daniels-Midland Co.	92,063	4,293	ACE, Ltd.	56,674	6,118
Campbell Soup Co.	1,503	69	Aflac, Inc.	1,441	82
Casey's General Stores, Inc.	4,400	402	Alleghany Corp.(Æ)	700	309
Coca-Cola Co. (The)	364,594	15,010	Allied World Assurance Co. Holdings AG	29,600	1,145
Coca-Cola Enterprises, Inc.	24,749	1,042	Allstate Corp. (The)	2,677	187
Colgate-Palmolive Co.	3,631	245	American Express Co.	25,574	2,064
ConAgra Foods, Inc.	19,000	673	American Financial Group, Inc.	37,436	2,173
Constellation Brands, Inc. Class A(Æ)	14,452	1,596	American International Group, Inc.	3,400	166
CVS Health Corp.	73,738	7,238	American Tower Corp. Class A(ö)	6,000	582
Dr Pepper Snapple Group, Inc.	80,851	6,247	Aon PLC	32,400	2,918
General Mills, Inc.	103,989	5,457	Arch Capital Group, Ltd.(Æ)	95,900	5,559
Hershey Co. (The)	16,700	1,707	Aspen Insurance Holdings, Ltd.	31,049	1,345

See accompanying notes which are an integral part of this quarterly report.
8 Russell U.S. Defensive Equity Fund

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Assurant, Inc.	20,463	1,300	Travelers Cos., Inc. (The)	9,976	1,026
AvalonBay Communities, Inc.(ö)	8,690	1,503	Two Harbors Investment Corp.(ö)	36,000	371
Axis Capital Holdings, Ltd.	27,135	1,381	US Bancorp	10,535	441
Bank of New York Mellon Corp. (The)	11,900	428	Visa, Inc. Class A	38,780	9,885
BB&T Corp.	25,223	890	Voya Financial, Inc.	18,100	706
Berkshire Hathaway, Inc. Class B(Æ)	115,170	16,574	Wells Fargo & Co.	525,960	27,308
BlackRock, Inc. Class A	1,632	556	White Mountains Insurance Group, Ltd.	700	451
BOK Financial Corp.	10,200	552	WR Berkley Corp.	16,200	794
Boston Properties, Inc.(ö)	6,416	891	XL Group PLC Class A	28,533	984
Broadridge Financial Solutions, Inc.	33,000	1,584			154,797
CBOE Holdings, Inc.	1,600	103
CDK Global, Inc.(Æ)	31,899	1,441	Health Care - 14.0%
Charles Schwab Corp. (The)	35,400	920	Abbott Laboratories	202,859	9,080
Chubb Corp. (The)	1,001	98	AbbVie, Inc.	70,922	4,280
CME Group, Inc. Class A	1,002	85	Aetna, Inc.	40,702	3,737
Comerica, Inc.	12,400	515	Alexion Pharmaceuticals, Inc.(Æ)	3,985	730
Cullen/Frost Bankers, Inc.	68,969	4,297	AmerisourceBergen Corp. Class A	61,900	5,884
DCT Industrial Trust, Inc.(ö)	1,983	75	Amgen, Inc.	57,693	8,784
Discover Financial Services	24,500	1,332	Baxter International, Inc.	2,152	151
Endurance Specialty Holdings, Ltd.	500	31	Becton Dickinson and Co.	22,426	3,097
Equity Residential(ö)	8,631	670	Biogen Idec, Inc.(Æ)	13,592	5,289
Erie Indemnity Co. Class A	3,618	313	Bio-Rad Laboratories, Inc. Class A(Æ)	6,210	711
Everest Re Group, Ltd.	19,600	3,359	Boston Scientific Corp.(Æ)	60,149	891
FactSet Research Systems, Inc.	1,000	144	Bristol-Myers Squibb Co.	46,815	2,822
Federal Realty Investment Trust(ö)	10,300	1,481	Cardinal Health, Inc.	95,576	7,951
Fidelity National Information Services, Inc.	51,249	3,199	CareFusion Corp.(Æ)	9,746	578
Fiserv, Inc.(Æ)	78,830	5,718	Celgene Corp.(Æ)	10,310	1,229
FNF Group	22,632	794	Cigna Corp.	14,476	1,546
FNFV Group(Æ)	44,193	548	Cooper Cos., Inc. (The)	1,900	300
Franklin Resources, Inc.	18,338	945	CR Bard, Inc.	15,407	2,635
Hanover Insurance Group, Inc. (The)	21,722	1,499	Eli Lilly & Co.	66,102	4,759
HCC Insurance Holdings, Inc.	12,800	683	Express Scripts Holding Co.(Æ)	17,257	1,393
Intercontinental Exchange, Inc.	1,742	358	Gilead Sciences, Inc.(Æ)	10,410	1,091
Invesco, Ltd.	34,538	1,269	Halyard Health, Inc.(Æ)	8,172	364
Jack Henry & Associates, Inc.	2,552	157	Humana, Inc.	20,598	3,016
JPMorgan Chase & Co.	8,100	440	IDEXX Laboratories, Inc.(Æ)	4,900	776
Kilroy Realty Corp.(ö)	1,014	75	Johnson & Johnson	303,452	30,388
M&T Bank Corp.	1,500	170	Laboratory Corp. of America Holdings(Æ)	1,300	149
Markel Corp.(Æ)	1,600	1,093	McKesson Corp.	15,449	3,285
Marsh & McLennan Cos., Inc.	35,411	1,904	Medtronic PLC	8,537	610
MasterCard, Inc. Class A	57,910	4,750	Merck & Co., Inc.	274,141	16,525
MFA Financial, Inc.(ö)	104,900	822	Myriad Genetics, Inc.(Æ)	1,000	37
Moody's Corp.	3,500	320	Perrigo Co. PLC	359	54
NASDAQ OMX Group, Inc. (The)	2,100	96	Pfizer, Inc.	672,630	21,020
Northern Trust Corp.	15,900	1,040	Quest Diagnostics, Inc.	500	36
PartnerRe, Ltd.	38,159	4,365	ResMed, Inc.	8,000	500
PNC Financial Services Group, Inc. (The)	34,303	2,900	Sirona Dental Systems, Inc.(Æ)	3,100	280
Principal Financial Group, Inc.	8,100	380	Stryker Corp.	39,383	3,586
Progressive Corp. (The)	95,900	2,489	Teleflex, Inc.	10,200	1,117
Public Storage(ö)	3,088	620	Thermo Fisher Scientific, Inc.	28,357	3,551
Realty Income Corp.(ö)	17,800	967	UnitedHealth Group, Inc.	46,286	4,918
Reinsurance Group of America, Inc. Class A	33,412	2,767	Varian Medical Systems, Inc.(Æ)	400	37
RenaissanceRe Holdings, Ltd.	4,700	449	Zimmer Holdings, Inc.	17,773	1,992
Senior Housing Properties Trust(ö)	6,000	140	Zoetis, Inc. Class A	7,300	312
Simon Property Group, Inc.(ö)	38,193	7,587			159,491
Taubman Centers, Inc.(ö)	2,000	164
TD Ameritrade Holding Corp.	18,239	591	Materials and Processing - 2.5%
Thomson Reuters Corp.	2,507	96	Air Products & Chemicals, Inc.	326	48
Torchmark Corp.	5,300	265	Ball Corp.	14,100	893

			See accompanying notes which are an integral part of this quarterly report.
				Russell U.S. Defensive Equity Fund 9

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Brown-Forman Corp. Class B - ADR(Æ)	3,000	267	United Parcel Service, Inc. Class B	2,808	278
Crown Holdings, Inc.(Æ)	60,246	2,670	United Technologies Corp.	102,841	11,804
Ecolab, Inc.	1,091	113	Wabtec Corp.	1,700	142
EI du Pont de Nemours & Co.	31,579	2,249	Waste Connections, Inc.	6,900	298
International Flavors & Fragrances, Inc.	30,060	3,190	Waste Management, Inc.	6,705	345
LyondellBasell Industries NV Class A	44,726	3,537	WW Grainger, Inc.	7,093	1,673
Monsanto Co.	9,912	1,169	Zebra Technologies Corp. Class A(Æ)	6,900	576
NewMarket Corp.	1,800	809			120,864
Packaging Corp. of America	19,184	1,455
PPG Industries, Inc.	24,336	5,424	Technology - 13.7%
Praxair, Inc.	1,199	145	Adobe Systems, Inc.(Æ)	29,317	2,056
Precision Castparts Corp.	5,294	1,059	Amdocs, Ltd.	26,700	1,286
Sherwin-Williams Co. (The)	7,609	2,064	Amphenol Corp. Class A	12,900	693
Sigma-Aldrich Corp.	10,300	1,416	Apple, Inc.	274,749	32,190
Silgan Holdings, Inc.	600	31	Avago Technologies, Ltd. Class A	52,449	5,396
Sonoco Products Co.	29,237	1,292	Cisco Systems, Inc.	153,043	4,035
Westlake Chemical Corp.	5,000	287	Cognizant Technology Solutions Corp. Class
		28,118	A(Æ)	59,137	3,201
			Dolby Laboratories, Inc. Class A	3,000	116
Producer Durables - 10.6%			DST Systems, Inc.	11,762	1,137
3M Co.	8,179	1,327	EMC Corp.	139,893	3,627
Accenture PLC Class A	59,100	4,966	F5 Networks, Inc.(Æ)	27,590	3,080
Automatic Data Processing, Inc.	26,102	2,154	Facebook, Inc. Class A(Æ)	80,650	6,122
Babcock & Wilcox Co. (The)	13,648	372	Google, Inc. Class C(Æ)	26,942	14,446
Boeing Co. (The)	17,370	2,525	Intel Corp.	358,247	11,837
Canadian Pacific Railway, Ltd.	6,040	1,055	International Business Machines Corp.	64,005	9,813
CH Robinson Worldwide, Inc.	10,500	748	Intuit, Inc.	11,680	1,014
Cintas Corp.	51,218	4,031	KLA-Tencor Corp.	39,354	2,419
CSX Corp.	102,855	3,425	Microsoft Corp.	748,359	30,234
Cummins, Inc.	4,657	649	Motorola Solutions, Inc.	34,400	2,147
Danaher Corp.	2,410	199	NetApp, Inc.	34,062	1,288
Deere & Co.	278	24	Oracle Corp.	90,597	3,795
Emerson Electric Co.	48,464	2,760	QUALCOMM, Inc.	136,551	8,529
Fluor Corp.	13,089	701	Skyworks Solutions, Inc.	21,800	1,811
General Dynamics Corp.	75,676	10,081	Synopsys, Inc.(Æ)	74,200	3,190
General Electric Co.	7,001	167	Texas Instruments, Inc.	39,426	2,107
Honeywell International, Inc.	74,392	7,273	VMware, Inc. Class A(Æ)	5,180	399
IDEX Corp.	14,960	1,082	Workday, Inc. Class A(Æ)	3,000	238
IHS, Inc. Class A(Æ)	2,000	230	Zynga, Inc. Class A(Æ)	2,700	7
Illinois Tool Works, Inc.	1,290	120			156,213
Kirby Corp.(Æ)	500	36
L-3 Communications Holdings, Inc.	38,235	4,707	Utilities - 7.7%
Landstar System, Inc.	5,100	327	AGL Resources, Inc.	41,809	2,357
Lockheed Martin Corp.	37,955	7,150	Alliant Energy Corp.	5,400	371
Norfolk Southern Corp.	21,506	2,193	Ameren Corp.	1,200	54
Northrop Grumman Corp.	28,481	4,470	American Electric Power Co., Inc.	18,757	1,178
Old Dominion Freight Line, Inc.(Æ)	44,023	3,087	American Water Works Co., Inc.	25,342	1,423
PACCAR, Inc.	15,090	907	AT&T, Inc.	268,083	8,825
Pall Corp.	14,272	1,381	Atmos Energy Corp.	14,900	848
Paychex, Inc.	54,490	2,466	CenterPoint Energy, Inc.	3,941	91
Raytheon Co.	52,881	5,291	CenturyLink, Inc.	35,203	1,309
Republic Services, Inc. Class A	34,200	1,357	CMS Energy Corp.	87,153	3,288
Robert Half International, Inc.	10,300	598	Consolidated Edison, Inc.	900	62
Rockwell Collins, Inc.	20,454	1,751	Dominion Resources, Inc.	15,235	1,171
Snap-on, Inc.	23,583	3,130	DTE Energy Co.	7,700	690
Spirit Airlines, Inc.(Æ)	2,700	200	Duke Energy Corp.	14,366	1,252
Toro Co. (The)	4,200	273	Edison International	61,928	4,220
Tyco International PLC	13,555	553	Entergy Corp.	75,064	6,569
Union Pacific Corp.	187,544	21,982	Exelon Corp.	77,836	2,805

See accompanying notes which are an integral part of this quarterly report.

10 Russell U.S. Defensive Equity Fund

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($) or		Value
	Shares		$
Great Plains Energy, Inc.	1,100		33
Hawaiian Electric Industries, Inc.	3,100		106
Integrys Energy Group, Inc.	12,100		981
ITC Holdings Corp.	48,600		2,068
NextEra Energy, Inc.	95,492		10,432
NiSource, Inc.	56,058		2,425
Northeast Utilities	3,900		217
ONE Gas, Inc.	16,002		707
PG&E Corp.	56,812		3,341
Pinnacle West Capital Corp.	9,676		679
PPL Corp.	17,200		611
Public Service Enterprise Group, Inc.	9,800		418
Questar Corp.	121,433		3,151
SCANA Corp.	7,300		466
Sempra Energy	25,900		2,899
Southern Co.	8,702		441
TECO Energy, Inc.	2,200		47
TransCanada Corp.	3,122		139
UGI Corp.	75,723		2,801
Vectren Corp.	5,400		259
Verizon Communications, Inc.	386,532		17,668
Westar Energy, Inc. Class A	19,600		837
Wisconsin Energy Corp.	1,300		73
Xcel Energy, Inc.	4,900		184
			87,496

Total Common Stocks
(cost $933,933)			1,060,365

Short-Term Investments - 5.8%
Russell U.S. Cash Management Fund	57,300,308	∞	57,300
United States Treasury Bills
Zero coupon due 05/07/15 (§)	9,000		9,000
Total Short-Term Investments
(cost $66,300)			66,300

Total Investments 98.9%
(identified cost $1,000,233)			1,126,665

Other Assets and Liabilities, Net
- 1.1%			12,555
Net Assets - 100.0%			1,139,220

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 11

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of	Notional		Expiration		(Depreciation)
			Contracts	Amount			Date	$
Long Positions
S&P 500 E-Mini Index Futures			50	USD	4,971		03/15	(74)
S&P E-Mini Energy Select Sector Index Futures			22	USD	1,656		03/15	34
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(40)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional			Expiration	Fair Value
	Call/Put	Contracts	Price	Amount			Date	$
S&P 500 Index	Put	61	1,935.00	USD	6		02/06/15	(39)
S&P 500 Index	Put	61	1,850.00	USD	6		02/13/15	(25)
S&P 500 Index	Put	58	1,945.00	USD	6		02/20/15	(119)
S&P 500 Index	Put	61	1,855.00	USD	6		02/27/15	(71)
Total Liability for Options Written (premiums received $244)								(254)
Transactions in options written contracts for the period ended January 31, 2015 were as follows:
			Number of	Premiums
			Contracts	Received
Outstanding October 31, 2014			167		$147
Opened			693		593
Closed				(619)	(496)
Expired			—		—
Outstanding January 31, 2015			241		$244

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2	Level 3				Total
Common Stocks
Consumer Discretionary		$108,929	$—	$		—		$108,929
Consumer Staples		143,920	—			—		143,920
Energy		100,537	—			—		100,537
Financial Services		154,797	—			—		154,797
Health Care		159,491	—			—		159,491
Materials and Processing		28,118	—			—		28,118
Producer Durables		120,864	—			—		120,864
Technology		156,213	—			—		156,213
Utilities		87,496	—			—		87,496
Short-Term Investments		—	66,300			—		66,300
Total Investments		1,060,365	66,300			—		1,126,665

Other Financial Instruments
Futures Contracts		(40)	—			—		(40)
Options Written		(254)	—			—		(254)
Total Other Financial Instruments*		$(294)	$—	$		—		$(294)

See accompanying notes which are an integral part of this quarterly report.
12 Russell U.S. Defensive Equity Fund

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 13

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 99.8%			Target Corp.	3,372	248
Consumer Discretionary - 16.6%			Taylor Morrison Home Corp. Class A(Æ)	22,920	407
21st Century Fox, Inc.(Æ)	2,622	87	Time Warner Cable, Inc.	7,073	963
Abercrombie & Fitch Co. Class A	61,240	1,563	Time Warner, Inc.	55,757	4,345
Advance Auto Parts, Inc.	5,140	817	TJX Cos., Inc.	964	64
Alibaba Group Holding, Ltd. - ADR(Æ)	11,685	1,041	Toll Brothers, Inc.(Æ)	103,741	3,591
Amazon.com, Inc.(Æ)	9,963	3,532	Viacom, Inc. Class B	592	38
Avis Budget Group, Inc.(Æ)	31,540	1,808	Wal-Mart Stores, Inc.	2,216	188
Best Buy Co., Inc.	38,530	1,356	Walt Disney Co. (The)	32,991	3,001
Big Lots, Inc.	7,860	361	Whirlpool Corp.(Û)	37,982	7,561
Cablevision Systems Corp. Class A(Û)	118,320	2,239	Yum! Brands, Inc.	608	44
Carnival Corp.	153,870	6,764			110,694
Carter's, Inc.	4,980	406
CBS Corp. Class B	78,525	4,304	Consumer Staples - 2.4%
Chipotle Mexican Grill, Inc. Class A(Æ)	1,900	1,349	Altria Group, Inc.	2,764	147
Comcast Corp. Class A(Æ)	38,913	2,068	Archer-Daniels-Midland Co.	23,791	1,109
Costco Wholesale Corp.	606	87	Bunge, Ltd.	6,720	602
CST Brands, Inc.	17,100	737	Church & Dwight Co., Inc.	4,602	372
Deckers Outdoor Corp.(Æ)	17,500	1,156	Coca-Cola Co. (The)	5,529	228
Diageo PLC - ADR	7,229	854	Colgate-Palmolive Co.	1,260	85
Dillard's, Inc. Class A	4,240	482	CVS Health Corp.	1,626	160
DIRECTV(Æ)	644	55	General Mills, Inc.	846	44
DISH Network Corp. Class A(Æ)	13,010	915	Kellogg Co.	354	23
Dollar General Corp.(Æ)	26,634	1,786	Kimberly-Clark Corp.	519	56
Domino's Pizza, Inc.	4,700	466	Kraft Foods Group, Inc.(Æ)	820	54
eBay, Inc.(Æ)	1,745	92	Kroger Co. (The)(Û)	69,560	4,803
Estee Lauder Cos., Inc. (The) Class A	23,251	1,641	Lorillard, Inc.(Û)	26,610	1,746
Expedia, Inc.	27,630	2,374	Molson Coors Brewing Co. Class B	45,384	3,446
Foot Locker, Inc.(Û)	43,920	2,337	Mondelez International, Inc. Class A	2,329	82
Ford Motor Co.	112,727	1,658	PepsiCo, Inc.	2,108	198
GameStop Corp. Class A	16,020	565	Philip Morris International, Inc.	2,188	176
General Motors Co.	83,528	2,725	Pilgrim's Pride Corp.	17,860	485
Hilton Worldwide Holdings, Inc.(Æ)	41,100	1,067	Procter & Gamble Co. (The)	3,764	317
Home Depot, Inc.	28,931	3,021	Reynolds American, Inc.	425	29
Jarden Corp.(Æ)	102,013	4,899	SABMiller PLC - ADR(Æ)(Ñ)	14,255	780
Johnson Controls, Inc.	914	42	Sysco Corp.	805	31
L Brands, Inc.	13,000	1,100	Tyson Foods, Inc. Class A	25,330	989
La Quinta Holdings, Inc.(Æ)	37,200	756	Walgreens Boots Alliance, Inc.	1,314	97
Las Vegas Sands Corp.	518	28			16,059
Lear Corp.(Û)	25,100	2,519
Leggett & Platt, Inc.	17,500	746	Energy - 7.9%
Lennar Corp. Class A	47,500	2,133	Anadarko Petroleum Corp.	38,890	3,179
Lowe's Cos., Inc.	24,413	1,654	Apache Corp.	531	33
Macy's, Inc.(Û)	14,500	926	Arch Coal, Inc.(Ñ)	402,265	373
Marriott International, Inc. Class A	70,815	5,276	Atwood Oceanics, Inc.	15,600	446
McDonald's Corp.	1,376	127	Baker Hughes, Inc.	20,150	1,168
MercadoLibre, Inc.(Ñ)	10,310	1,278	California Resources Corp.(Æ)	496	3
Meritage Homes Corp.(Æ)	7,125	259	Cameron International Corp.(Æ)(Û)	50,810	2,275
News Corp. Class A(Æ)	116,690	1,738	Carrizo Oil & Gas, Inc.(Æ)	2,600	117
Nike, Inc. Class B	19,565	1,805	Chesapeake Energy Corp.	190,400	3,652
Norwegian Cruise Line Holdings, Ltd.(Æ)	7,100	311	Chevron Corp.	2,650	272
NVR, Inc.(Æ)	1,831	2,296	ConocoPhillips	1,716	108
Office Depot, Inc.(Æ)	185,350	1,409	CONSOL Energy, Inc.	8,741	253
Polaris Industries, Inc.(Û)	5,400	781	CVR Energy, Inc.	47,510	1,821
Priceline Group, Inc. (The)(Æ)	71	72	Devon Energy Corp.	84,065	5,067
PulteGroup, Inc.	78,152	1,609	EOG Resources, Inc.	50,829	4,525
PVH Corp.	27,297	3,010	Exxon Mobil Corp.	5,956	521
Royal Caribbean Cruises, Ltd.	35,600	2,690	Halliburton Co.	1,163	46
Starbucks Corp.	35,035	3,067	Hess Corp.	383	26

See accompanying notes which are an integral part of this quarterly report.

14 Russell U.S. Dynamic Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Kinder Morgan, Inc.	1,904	78	First Niagara Financial Group, Inc.	207,460	1,685
Marathon Oil Corp.	931	25	First Republic Bank	31,615	1,610
Marathon Petroleum Corp.	7,066	654	Forest City Enterprises, Inc. Class A(Æ)	89,685	2,197
Nabors Industries, Ltd.	84,900	977	Franklin Resources, Inc.	546	28
National Oilwell Varco, Inc.	591	32	Genworth Financial, Inc. Class A(Æ)	81,407	568
Newfield Exploration Co.(Æ)	22,600	673	Global Payments, Inc.	7,800	681
Occidental Petroleum Corp.	1,082	87	Goldman Sachs Group, Inc. (The)	616	106
Oil States International, Inc.(Æ)	57,700	2,370	Hartford Financial Services Group, Inc.	195,181	7,593
Patterson-UTI Energy, Inc.	37,100	637	Hospitality Properties Trust(ö)	81,130	2,644
PBF Energy, Inc. Class A	58,900	1,655	Jones Lang LaSalle, Inc.(Û)	16,850	2,478
Peabody Energy Corp.(Ñ)	362,241	2,257	JPMorgan Chase & Co.(Û)	256,903	13,970
Phillips 66(Æ)	16,279	1,145	KeyCorp	172,200	2,237
Pioneer Natural Resources Co.	197	30	Kimco Realty Corp.(ö)	26,600	735
Schlumberger, Ltd.	37,814	3,115	Lincoln National Corp.	107,022	5,349
SM Energy Co.(Û)	37,441	1,416	M&T Bank Corp.	34,296	3,881
Spectra Energy Corp.	923	31	Marsh & McLennan Cos., Inc.	757	41
Superior Energy Services, Inc.	37,290	746	MasterCard, Inc. Class A	9,100	746
Tesoro Corp.	45,730	3,737	MBIA, Inc.(Æ)	105,640	847
Valero Energy Corp.	50,445	2,668	MetLife, Inc.	1,288	60
Weatherford International PLC(Æ)	333,142	3,441	Moody's Corp.	15,650	1,429
Williams Cos., Inc. (The)	1,028	45	Morgan Stanley	2,112	71
WPX Energy, Inc.(Æ)	251,324	2,679	Navient Corp.	112,260	2,216
		52,383	NorthStar Realty Finance Corp.(ö)	58,311	1,103
			Paramount Group, Inc.(Æ)(ö)	11,536	223
Financial Services - 22.4%			PNC Financial Services Group, Inc. (The)	15,685	1,326
ACE, Ltd.	465	50	Principal Financial Group, Inc.	20,960	984
Affiliated Managers Group, Inc.(Æ)	13,115	2,695	Prologis, Inc.(ö)	22,090	997
Aflac, Inc.	12,425	709	Prudential Financial, Inc.	67,634	5,132
Allstate Corp. (The)(Û)	62,583	4,368	Public Storage(ö)	198	40
Ally Financial, Inc.(Æ)	35,600	666	Raymond James Financial, Inc.	12,440	655
American Express Co.	23,568	1,902	Regions Financial Corp.	299,014	2,601
American International Group, Inc.(Û)	144,081	7,041	Reinsurance Group of America, Inc. Class A	25,970	2,151
American Tower Corp. Class A(ö)	14,845	1,439	Simon Property Group, Inc.(ö)	428	85
Ameriprise Financial, Inc.(Û)	40,249	5,029	State Street Corp.	69,842	4,994
Aspen Insurance Holdings, Ltd.	48,160	2,086	SunTrust Banks, Inc.	138,980	5,340
Assurant, Inc.(Û)	35,500	2,255	Thomson Reuters Corp.	491	19
Assured Guaranty, Ltd.	87,770	2,143	Travelers Cos., Inc. (The)	478	49
Axis Capital Holdings, Ltd.	17,020	866	US Bancorp	2,365	99
Bank of America Corp.	301,431	4,567	Validus Holdings, Ltd.	55,800	2,212
Bank of New York Mellon Corp. (The)	39,000	1,404	Visa, Inc. Class A	9,504	2,423
Barclays PLC - ADR(Ñ)	83,852	1,177	Voya Financial, Inc.	68,950	2,690
BB&T Corp.	989	35	Wells Fargo & Co.	6,642	345
Berkshire Hathaway, Inc. Class B(Æ)	2,540	366	Western Union Co. (The)	136,220	2,316
BlackRock, Inc. Class A	4,256	1,449			149,599
Capital One Financial Corp.	787	58
CBL & Associates Properties, Inc.(ö)(Û)	111,600	2,301	Health Care - 16.0%
CBOE Holdings, Inc.(Û)	36,470	2,351	Abbott Laboratories	30,968	1,386
CBRE Group, Inc. Class A(Æ)(Û)	67,860	2,195	AbbVie, Inc.	35,515	2,143
CDK Global, Inc.(Æ)	221	10	Actavis PLC(Æ)	12,955	3,453
Charles Schwab Corp. (The)	51,088	1,327	Aetna, Inc.	492	45
Chubb Corp. (The)	337	33	Alexion Pharmaceuticals, Inc.(Æ)	17,572	3,220
Citigroup, Inc.	190,345	8,937	Allergan, Inc.	410	90
CME Group, Inc. Class A	439	37	AmerisourceBergen Corp. Class A	28,890	2,746
Columbia Property Trust, Inc.(ö)	33,800	827	Amgen, Inc.	5,873	894
Comerica, Inc.	23,000	955	Anthem, Inc.	385	52
Discover Financial Services	22,052	1,199	Baxter International, Inc.	747	53
E*Trade Financial Corp.(Æ)	33,800	779	Becton Dickinson and Co.	266	37
Equity Residential(ö)	497	39	Biogen Idec, Inc.(Æ)(Û)	20,632	8,029
First American Financial Corp.	39,616	1,348	Bristol-Myers Squibb Co.	2,305	139

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 15

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Cardinal Health, Inc.(Û)	47,520	3,953	United States Steel Corp.	90,400	2,209
Catamaran Corp.(Æ)	80,520	4,019			32,087
Celgene Corp.(Æ)(Û)	73,985	8,816
Cigna Corp.(Û)	3,550	379	Producer Durables - 9.4%
Clovis Oncology, Inc.(Æ)(Ñ)	68,769	4,483	3M Co.	910	148
Community Health Systems, Inc.(Æ)	28,240	1,329	Accenture PLC Class A	871	73
Edwards Lifesciences Corp.(Æ)	8,667	1,086	Aegean Marine Petroleum Network, Inc.(Ñ)	62,427	861
Eli Lilly & Co.	1,355	98	Alaska Air Group, Inc.(Û)	35,400	2,403
Envision Healthcare Holdings, Inc.(Æ)	25,068	862	American Airlines Group, Inc.(Û)	63,382	3,111
Express Scripts Holding Co.(Æ)(Û)	21,365	1,724	Automatic Data Processing, Inc.	664	55
Gilead Sciences, Inc.(Æ)(Û)	89,539	9,386	Babcock & Wilcox Co. (The)	18,700	509
Halyard Health, Inc.(Æ)	74	3	Boeing Co. (The)	22,125	3,216
HCA Holdings, Inc.(Æ)	9,210	652	Caterpillar, Inc.	19,559	1,564
Health Net, Inc.(Æ)	64,050	3,470	CoStar Group, Inc.(Æ)	8,679	1,601
Humana, Inc.(Û)	42,253	6,188	CSX Corp.	1,383	46
Intercept Pharmaceuticals, Inc.(Æ)(Ñ)	13,554	2,725	Cummins, Inc.	253	35
Johnson & Johnson	3,925	393	Danaher Corp.	837	69
McKesson Corp.(Û)	23,637	5,026	Deere & Co.	475	41
Medtronic PLC	1,996	143	Delphi Automotive PLC(Û)	30,010	2,063
Merck & Co., Inc.	24,368	1,469	Delta Air Lines, Inc.(Û)	178,717	8,455
Mylan, Inc.(Æ)	69,876	3,714	Eaton Corp. PLC	656	41
Myriad Genetics, Inc.(Æ)(Û)	30,630	1,146	Emerson Electric Co.	966	55
Omnicare, Inc.	11,140	835	FedEx Corp.	30,600	5,175
Perrigo Co. PLC	9,750	1,480	GATX Corp.	14,800	846
Pfizer, Inc.	8,877	277	General Dynamics Corp.	421	56
Pharmacyclics, Inc.(Æ)	25,328	4,274	General Electric Co.	28,168	673
Regeneron Pharmaceuticals, Inc.(Æ)	109	45	HD Supply Holdings, Inc.(Æ)	34,590	997
St. Jude Medical, Inc.	50,963	3,357	Honeywell International, Inc.	12,429	1,215
Stryker Corp.	463	42	Huntington Ingalls Industries, Inc.(Û)	30,310	3,534
Thermo Fisher Scientific, Inc.	32,126	4,023	Illinois Tool Works, Inc.	448	42
United Therapeutics Corp.(Æ)(Û)	17,130	2,418	Itron, Inc.(Æ)	5,100	190
UnitedHealth Group, Inc.	1,363	145	Lexmark International, Inc. Class A(Û)	51,940	2,073
Valeant Pharmaceuticals International, Inc.			Lockheed Martin Corp.	373	70
(Æ)	21,700	3,471	Navistar International Corp.(Æ)(Ñ)	3,667	108
Zimmer Holdings, Inc.	28,512	3,196	Norfolk Southern Corp.	426	43
		106,914	Northrop Grumman Corp.	278	44
			Raytheon Co.	32,069	3,209
Materials and Processing - 4.8%			Southwest Airlines Co.(Û)	85,800	3,876
Air Products & Chemicals, Inc.	292	43	Spirit AeroSystems Holdings, Inc. Class A(Æ)	28,090	1,265
Alcoa, Inc.(Û)	228,770	3,580	Textron, Inc.	96,225	4,095
Bombardier, Inc. Class B(Ñ)	279,567	643	Trimble Navigation, Ltd.(Æ)	66,197	1,578
Celanese Corp. Class A	25,410	1,366	Trinity Industries, Inc.	32,870	870
CF Industries Holdings, Inc.(Û)	7,640	2,333	Union Pacific Corp.	1,262	148
Dow Chemical Co. (The)	38,458	1,737	United Continental Holdings, Inc.(Æ)(Û)	46,500	3,226
Ecolab, Inc.	367	38	United Parcel Service, Inc. Class B	975	96
EI du Pont de Nemours & Co.	1,264	90	United Technologies Corp.	40,523	4,651
Fastenal Co.	50,585	2,246	Waste Management, Inc.	641	33
Freeport-McMoRan, Inc.	1,430	24			62,459
Huntsman Corp.(Û)	204,965	4,501
LyondellBasell Industries NV Class A(Û)	27,746	2,194	Technology - 19.1%
Monsanto Co.	37,613	4,438	Adobe Systems, Inc.(Æ)	57,545	4,036
Mosaic Co. (The)	26,900	1,310	Altera Corp.	70,324	2,315
PPG Industries, Inc.	5,700	1,270	Apple, Inc.(Û)	219,345	25,698
Praxair, Inc.	403	49	Arrow Electronics, Inc.(Æ)	33,450	1,841
Precision Castparts Corp.	10,436	2,088	Aruba Networks, Inc.(Æ)	500	8
Rock-Tenn Co. Class A	24,640	1,599	Avago Technologies, Ltd. Class A	10,350	1,065
Sherwin-Williams Co. (The)	1,190	323	Avnet, Inc.(Û)	64,270	2,675
Southern Copper Corp.	202	6	Broadcom Corp. Class A	32,680	1,387
			Brocade Communications Systems, Inc.	230,330	2,561

See accompanying notes which are an integral part of this quarterly report.
16 Russell U.S. Dynamic Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Cisco Systems, Inc.	13,624	359	Southern Co.	1,227	62
Cognizant Technology Solutions Corp. Class			Sprint Corp.(Æ)	1,007	4
A(Æ)	20,238	1,096	T-Mobile US, Inc.(Æ)	419	13
Computer Sciences Corp.	28,600	1,735	Verizon Communications, Inc.	5,764	263
Corning, Inc.(Û)	116,932	2,779			7,783
Dolby Laboratories, Inc. Class A	9,600	373
Electronic Arts, Inc.(Æ)	67,980	3,729	Total Common Stocks
EMC Corp.	22,919	594	(cost $594,770)		665,181
F5 Networks, Inc.(Æ)	14,560	1,625
Facebook, Inc. Class A(Æ)	91,529	6,948	Investments in Other Funds - 0.1%
Google, Inc. Class C(Æ)	11,694	6,264	Financial Services - 0.1%
Hewlett-Packard Co.	160,924	5,814	iShares Russell 1000 Value ETF	7,063	708
Intel Corp.	101,076	3,340	Total Investments in Other Funds
International Business Machines Corp.	1,308	201	(cost $644)		708
Jabil Circuit, Inc.	112,620	2,321
Juniper Networks, Inc.	45,600	1,037	Short-Term Investments - 4.0%
Lam Research Corp.(Û)	26,890	2,055	Russell U.S. Cash Management Fund	26,928,475 ∞	26,928
Lambda TD Software, Inc.(Æ)(Û)	74,960	1,283	Total Short-Term Investments
Marvell Technology Group, Ltd.	75,490	1,169	(cost $26,928)		26,928
Micron Technology, Inc.(Æ)	167,575	4,904
Microsoft Corp.	46,257	1,869	Other Securities - 2.2%
Motorola Solutions, Inc.	18,100	1,130	Russell U.S. Cash Collateral Fund(×)	14,721,015 ∞	14,721
NetApp, Inc.	26,000	983	Total Other Securities
Nuance Communications, Inc.(Æ)	38,483	529	(cost $14,721)		14,721
NVIDIA Corp.	36,200	695
ON Semiconductor Corp.(Æ)	54,200	543
Oracle Corp.	102,554	4,296	Total Investments 106.1%
Palo Alto Networks, Inc.(Æ)	5,660	715	(identified cost $637,063)		707,538
Polycom, Inc.(Æ)	37,020	492	Securities Sold Short - (4.2)%
QUALCOMM, Inc.	2,349	147	Consumer Discretionary - (0.8)%
			DreamWorks Animation SKG, Inc. Class
Rackspace Hosting, Inc.(Æ)	73,500	3,305	A(Æ)	(98,840)	(1,845)
Salesforce.com, Inc.(Æ)	65,157	3,678	Nu Skin Enterprises, Inc. Class A	(34,630)	(1,419)
Skyworks Solutions, Inc.	22,470	1,866	Tesla Motors, Inc.(Æ)	(11,300)	(2,301)
Stratasys, Ltd.(Æ)(Ñ)	31,527	2,506
Symantec Corp.	95,378	2,363			(5,565)
Texas Instruments, Inc.	1,486	79	Energy - (0.6)%
VeriFone Systems, Inc.(Æ)	17,146	538	Golar LNG, Ltd.(Æ)	(42,170)	(1,196)
VeriSign, Inc.(Æ)	39,970	2,178	Kosmos Energy, Ltd.(Æ)	(85,900)	(753)
Vishay Intertechnology, Inc.	54,300	740	SunPower Corp. Class A(Æ)	(93,750)	(2,261)
VMware, Inc. Class A(Æ)	9,238	712			(4,210)
Western Digital Corp.	31,230	3,037	Financial Services - (0.8)%
Workday, Inc. Class A(Æ)	10,600	842	Ocwen Financial Corp.(Æ)	(157,120)	(962)
Yahoo!, Inc.(Æ)	97,417	4,285	Plum Creek Timber Co., Inc.(ö)	(48,620)	(2,165)
Zynga, Inc. Class A(Æ)	180,960	463	Rayonier, Inc.(ö)	(20,900)	(613)
		127,203	St. Joe Co. (The)(Æ)	(88,130)	(1,424)
					(5,164)
Utilities - 1.2%			Health Care - (0.3)%
AES Corp.(Û)	152,030	1,858	athenahealth, Inc.(Æ)	(2,480)	(347)
American Electric Power Co., Inc.	672	42	Brookdale Senior Living, Inc. Class A(Æ)	(42,730)	(1,442)
AT&T, Inc.	7,227	238			(1,789)
Calpine Corp.(Æ)	56,170	1,173	Materials and Processing - (0.3)%
CenturyLink, Inc.(Û)	68,929	2,562	Tahoe Resources, Inc.	(71,090)	(970)
Dominion Resources, Inc.	801	61	Vulcan Materials Co.	(13,540)	(955)
Duke Energy Corp.	974	85

Exelon Corp.	1,182	43	Producer Durables - (0.5)%		(1,925)
FirstEnergy Corp.	9,720	392	B/E Aerospace, Inc.	(22,700)	(1,324)
NextEra Energy, Inc.	5,050	552
NRG Energy, Inc.	16,110	397	Colfax Corp.(Æ)	(47,500)	(2,152)
PG&E Corp.	640	38			(3,476)
			Technology - (0.9)%
			See accompanying notes which are an integral part of this quarterly report.
			Russell U.S. Dynamic Equity Fund 17

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Principal	Fair
		Amount ($) or	Value
		Shares	$
	Advanced Micro Devices, Inc.(Æ)	(688,960)	(1,771)
	FireEye, Inc.(Æ)	(49,080)	(1,659)
	Stratasys, Ltd.(Æ)	(8,200)	(652)
	SunEdison, Inc.(Æ)	(18,690)	(350)
	Zynga, Inc. Class A(Æ)	(614,370)	(1,573)
			(6,005)

	Total Securities Sold Short
	(proceeds $33,048)		(28,134)

	Other Assets and Liabilities, Net
-	(1.9%)		(12,692)
	Net Assets - 100.0%		666,712

See accompanying notes which are an integral part of this quarterly report.

18 Russell U.S. Dynamic Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		98	USD	10,852	03/15	(254)
Russell 2000 Mini Index Futures		23	USD	2,671	03/15	(54)
S&P 500 E-Mini Index Futures		139	USD	13,819	03/15	(386)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(694)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$110,694	$—			$—	$110,694
Consumer Staples	16,059	—			—	16,059
Energy	52,383	—			—	52,383
Financial Services	149,599	—			—	149,599
Health Care	106,914	—			—	106,914
Materials and Processing	32,087	—			—	32,087
Producer Durables	62,459	—			—	62,459
Technology	127,203	—			—	127,203
Utilities	7,783	—			—	7,783
Investments in Other Funds	708	—			—	708
Short-Term Investments	—	26,928			—	26,928
Other Securities	—	14,721			—	14,721
Total Investments	665,889	41,649			—	707,538
Securities Sold Short**	(28,134)	—			—	(28,134)

Other Financial Instruments
Futures Contracts	(694)	—			—	(694)
Total Other Financial Instruments*	$(694)	$—			$—	$(694)

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 19

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.0%			PVH Corp.	39,858	4,395
Consumer Discretionary - 15.0%			Remy International, Inc.	16,248	346
21st Century Fox, Inc.(Æ)	6,062	201	Royal Caribbean Cruises, Ltd.	103,583	7,826
Abercrombie & Fitch Co. Class A(Û)	78,100	1,993	Starbucks Corp.	202,984	17,767
Alibaba Group Holding, Ltd. - ADR(Æ)	43,443	3,870	Target Corp.	315,896	23,253
Amazon.com, Inc.(Æ)	29,601	10,494	Taylor Morrison Home Corp. Class A(Æ)	42,000	746
AutoZone, Inc.(Æ)	10,565	6,307	Time Warner Cable, Inc.	24,870	3,386
Avis Budget Group, Inc.(Æ)(Û)	40,300	2,310	Time Warner, Inc.	271,265	21,140
Best Buy Co., Inc.	27,600	971	TJX Cos., Inc.	123,100	8,117
Big Lots, Inc.	11,200	514	Toll Brothers, Inc.(Æ)	179,440	6,212
Cablevision Systems Corp. Class A(Û)	137,900	2,609	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	53,900	7,112
Carnival Corp.	193,103	8,489	Under Armour, Inc. Class A(Æ)	60,412	4,354
Carter's, Inc.	10,000	815	Viacom, Inc. Class B	323,500	20,840
CBS Corp. Class B	155,957	8,548	Wal-Mart Stores, Inc.	256,991	21,839
Chipotle Mexican Grill, Inc. Class A(Æ)	11,959	8,489	Walt Disney Co. (The)	240,951	21,917
Choice Hotels International, Inc.	39,447	2,266	Whirlpool Corp.(Û)	45,808	9,119
Comcast Corp. Class A(Æ)	692,409	36,798			534,149
Costco Wholesale Corp.	67,559	9,660
CST Brands, Inc.	66,403	2,862	Consumer Staples - 5.5%
Deckers Outdoor Corp.(Æ)	19,800	1,308	Altria Group, Inc.	194,236	10,314
Diageo PLC - ADR	26,843	3,171	Archer-Daniels-Midland Co.	128,715	6,002
Dillard's, Inc. Class A	7,200	818	Bunge, Ltd.	11,800	1,056
Dollar General Corp.(Æ)	99,026	6,641	Casey's General Stores, Inc.	9,200	840
Domino's Pizza, Inc.	62,176	6,159	Church & Dwight Co., Inc.	17,110	1,385
Estee Lauder Cos., Inc. (The) Class A	140,658	9,929	Coca-Cola Co. (The)	357,099	14,702
Expedia, Inc.(Û)	33,500	2,879	Colgate-Palmolive Co.	1,175	79
Foot Locker, Inc.	99,217	5,280	Constellation Brands, Inc. Class A(Æ)	47,701	5,269
Ford Motor Co.	47,007	691	CVS Health Corp.	37,602	3,691
GameStop Corp. Class A	16,200	571	Dr Pepper Snapple Group, Inc.	128,167	9,904
Gap, Inc. (The)	208,351	8,582	Kellogg Co.	209	14
Garmin, Ltd.	60,900	3,189	Keurig Green Mountain, Inc.	26,088	3,197
General Motors Co.	76,932	2,509	Kimberly-Clark Corp.	136,523	14,739
Home Depot, Inc.	273,418	28,550	Kroger Co. (The)(Û)	292,812	20,219
Hyatt Hotels Corp. Class A(Æ)	21,339	1,200	Lorillard, Inc.(Û)	32,300	2,119
Jarden Corp.(Æ)	149,454	7,177	Molson Coors Brewing Co. Class B	119,823	9,098
Johnson Controls, Inc.	343,993	15,985	Mondelez International, Inc. Class A	207,047	7,296
Kohl's Corp.	83,800	5,005	Monster Beverage Corp.(Æ)	28,661	3,352
L Brands, Inc.	73,324	6,205	PepsiCo, Inc.	221,459	20,768
La Quinta Holdings, Inc.(Æ)	205,382	4,175	Philip Morris International, Inc.	329,980	26,478
Las Vegas Sands Corp.	198,300	10,782	Pilgrim's Pride Corp.	23,900	649
Lear Corp.(Û)	27,670	2,777	Procter & Gamble Co. (The)	342,027	28,830
Leggett & Platt, Inc.	8,700	371	Reynolds American, Inc.	916	62
Lennar Corp. Class A	272,520	12,239	SABMiller PLC - ADR(Æ)	52,998	2,900
Liberty Media Corp.(Æ)	191,050	6,519	Sysco Corp.	4,422	173
Lowe's Cos., Inc.	125,458	8,501	Tyson Foods, Inc. Class A	30,900	1,206
lululemon athletica, Inc.(Æ)	52,200	3,458	Walgreens Boots Alliance, Inc.	2,865	211
Macy's, Inc.(Û)	42,664	2,725			194,553
Marriott International, Inc. Class A	250,935	18,695
Mattel, Inc.	86,300	2,321	Energy - 6.9%
MercadoLibre, Inc.	38,310	4,748	Anadarko Petroleum Corp.	106,647	8,718
Meritage Homes Corp.(Æ)	8,120	296	Apache Corp.	4,669	292
News Corp. Class A(Æ)	123,600	1,840	Arch Coal, Inc.	690,330	640
Nike, Inc. Class B	207,667	19,157	Atwood Oceanics, Inc.	61,450	1,756
NVR, Inc.(Æ)	2,382	2,988	Baker Hughes, Inc.	4,839	281
Office Depot, Inc.(Æ)	317,653	2,414	BP PLC - ADR	314,110	12,197
Omnicom Group, Inc.	212,400	15,463	California Resources Corp.(Æ)	96,597	495
O'Reilly Automotive, Inc.(Æ)	32,850	6,155	Cameron International Corp.(Æ)(Û)	217,400	9,735
Polaris Industries, Inc.(Û)	7,800	1,128	Chesapeake Energy Corp.	325,055	6,234
PulteGroup, Inc.	290,566	5,983	Chevron Corp.	255,458	26,192

See accompanying notes which are an integral part of this quarterly report.
20 Russell U.S. Strategic Equity Fund

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
ConocoPhillips	251,772	15,857	CME Group, Inc. Class A	3,859	329
CONSOL Energy, Inc.	16,881	489	Comerica, Inc.	22,655	940
CVR Energy, Inc.	55,300	2,119	Cullen/Frost Bankers, Inc.	110,042	6,856
Devon Energy Corp.	95,313	5,744	Discover Financial Services	207,742	11,297
EOG Resources, Inc.	97,872	8,713	Equity Residential(ö)	4,372	339
Exxon Mobil Corp.	484,598	42,364	Erie Indemnity Co. Class A	7,573	656
Hess Corp.	3,364	227	Everest Re Group, Ltd.	11,360	1,947
Kinder Morgan, Inc.	11,933	490	First American Financial Corp.	67,614	2,300
Marathon Oil Corp.	60,461	1,608	First Niagara Financial Group, Inc.	389,506	3,163
Marathon Petroleum Corp.	12,076	1,118	First Republic Bank	117,352	5,976
Nabors Industries, Ltd.	104,500	1,203	Fiserv, Inc.(Æ)	165,617	12,012
National Oilwell Varco, Inc.	92,280	5,023	FleetCor Technologies, Inc.(Æ)	36,484	5,126
Occidental Petroleum Corp.	496,720	39,738	FNF Group	49,922	1,752
Oil States International, Inc.(Æ)	54,900	2,255	FNFV Group(Æ)	90,884	1,127
PBF Energy, Inc. Class A	93,700	2,633	Forest City Enterprises, Inc. Class A(Æ)	148,145	3,630
Peabody Energy Corp.	606,367	3,778	Franklin Resources, Inc.	53,495	2,757
Phillips 66(Æ)	133,841	9,412	Genworth Financial, Inc. Class A(Æ)	133,995	935
Pioneer Natural Resources Co.	25,092	3,777	Goldman Sachs Group, Inc. (The)	102,213	17,623
Schlumberger, Ltd.	116,086	9,564	Hanover Insurance Group, Inc. (The)	47,926	3,307
SM Energy Co.	55,622	2,104	Hartford Financial Services Group, Inc.	307,660	11,968
Spectra Energy Corp.	8,118	271	Hospitality Properties Trust(ö)	85,900	2,799
Superior Energy Services, Inc.	69,100	1,382	Intercontinental Exchange, Inc.	44,500	9,155
Tesoro Corp.	39,200	3,204	Jones Lang LaSalle, Inc.	19,700	2,897
Valero Energy Corp.	94,916	5,019	JPMorgan Chase & Co.	683,888	37,190
Weatherford International PLC(Æ)	569,091	5,879	KeyCorp	165,400	2,149
WPX Energy, Inc.(Æ)	429,670	4,580	Lincoln National Corp.	125,800	6,287
		245,091	Loews Corp.	300,200	11,486
			M&T Bank Corp.	49,836	5,639
Financial Services - 17.6%			Marsh & McLennan Cos., Inc.	78,887	4,242
ACE, Ltd.	4,088	441	MasterCard, Inc. Class A	244,223	20,034
Affiliated Managers Group, Inc.(Æ)	28,424	5,842	MBIA, Inc.(Æ)	120,500	966
Aflac, Inc.	5,497	314	McGraw Hill Financial, Inc.	36,657	3,279
Allstate Corp. (The)(Û)	91,051	6,354	MetLife, Inc.	11,325	527
American Express Co.	227,300	18,341	Moody's Corp.	25,300	2,311
American Financial Group, Inc.	39,351	2,284	Morgan Stanley	257,136	8,694
American International Group, Inc.(Û)	192,949	9,429	Navient Corp.	130,500	2,576
American Tower Corp. Class A(ö)	19,300	1,871	Northern Trust Corp.	287,045	18,767
Ameriprise Financial, Inc.	110,857	13,850	NorthStar Realty Finance Corp.(ö)	99,550	1,882
Aon PLC	72,500	6,529	Paramount Group, Inc.(Æ)(ö)	19,726	382
Arch Capital Group, Ltd.(Æ)	94,800	5,496	PartnerRe, Ltd.	46,942	5,370
Aspen Insurance Holdings, Ltd.	120,104	5,203	PNC Financial Services Group, Inc. (The)	220,865	18,672
Assurant, Inc.(Û)	83,154	5,281	Principal Financial Group, Inc.	46,500	2,182
Assured Guaranty, Ltd.	148,390	3,624	Progressive Corp. (The)	230,912	5,992
Axis Capital Holdings, Ltd.	9,390	478	Prudential Financial, Inc.	78,091	5,926
Bank of America Corp.	3,070,574	46,519	Public Storage(ö)	151	30
Bank of New York Mellon Corp. (The)	13,804	497	Regions Financial Corp.	310,418	2,701
Barclays PLC - ADR	135,459	1,902	Reinsurance Group of America, Inc. Class A	62,455	5,172
BB&T Corp.	8,697	307	Simon Property Group, Inc.(ö)	56,683	11,261
Berkshire Hathaway, Inc. Class B(Æ)	129,540	18,642	Springleaf Holdings, Inc. Class A(Æ)	20,704	654
BlackRock, Inc. Class A	954	325	State Street Corp.	322,688	23,075
BOK Financial Corp.	24,454	1,323	SunTrust Banks, Inc.	237,665	9,131
Capital One Financial Corp.	68,119	4,987	Thomson Reuters Corp.	4,301	165
CBL & Associates Properties, Inc.(ö)	137,000	2,825	Travelers Cos., Inc. (The)	4,206	432
CBOE Holdings, Inc.(Û)	42,500	2,740	US Bancorp	20,793	871
CBRE Group, Inc. Class A(Æ)(Û)	79,300	2,565	Validus Holdings, Ltd.	63,400	2,514
CDK Global, Inc.(Æ)	68,792	3,107	Visa, Inc. Class A	85,774	21,865
Charles Schwab Corp. (The)	56,750	1,474	Voya Financial, Inc.	111,907	4,365
Chubb Corp. (The)	46,159	4,519	Wells Fargo & Co.	1,115,819	57,933
Citigroup, Inc.	676,380	31,756

			See accompanying notes which are an integral part of this quarterly report.
			Russell U.S. Strategic Equity Fund 21

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Western Union Co. (The)	158,400	2,693	CF Industries Holdings, Inc.(Û)	8,200	2,504
		625,131	CRH PLC - ADR	477,000	11,515
			Crown Holdings, Inc.(Æ)	58,727	2,602
Health Care - 16.5%			Dow Chemical Co. (The)	12,243	553
Abbott Laboratories	193,380	8,656	EI du Pont de Nemours & Co.	623	44
AbbVie, Inc.	156,965	9,473	Fastenal Co.	188,068	8,350
Actavis PLC(Æ)	90,680	24,170	Freeport-McMoRan, Inc.	12,573	211
Aetna, Inc.	91,313	8,384	Huntsman Corp.(Û)	280,346	6,156
Alexion Pharmaceuticals, Inc.(Æ)	49,845	9,134	International Flavors & Fragrances, Inc.	44,700	4,743
AmerisourceBergen Corp. Class A	67,500	6,416	LyondellBasell Industries NV Class A(Û)	79,167	6,261
Amgen, Inc.	112,616	17,147	Monsanto Co.	217,763	25,692
Anthem, Inc.	3,385	457	Mosaic Co. (The)	192,300	9,363
Biogen Idec, Inc.(Æ)(Û)	51,534	20,055	Packaging Corp. of America	41,089	3,117
Bristol-Myers Squibb Co.	147,625	8,897	PPG Industries, Inc.	120,969	26,962
Cardinal Health, Inc.(Û)	383,015	31,863	Precision Castparts Corp.	38,060	7,616
Catamaran Corp.(Æ)	242,567	12,106	Rio Tinto PLC - ADR	86,100	3,800
Celgene Corp.(Æ)(Û)	100,127	11,931	Rock-Tenn Co. Class A	24,500	1,590
Cigna Corp.	30,902	3,301	Sherwin-Williams Co. (The)	18,990	5,152
Clovis Oncology, Inc.(Æ)	95,780	6,244	Sonoco Products Co.	66,942	2,959
Community Health Systems, Inc.(Æ)	19,200	904	United States Steel Corp.	105,000	2,566
CR Bard, Inc.	33,994	5,814			141,665
Edwards Lifesciences Corp.(Æ)	19,500	2,444
Eli Lilly & Co.	147,946	10,652	Producer Durables - 11.9%
Envision Healthcare Holdings, Inc.(Æ)	93,208	3,204	3M Co.	6,960	1,130
Express Scripts Holding Co.(Æ)(Û)	262,582	21,193	Accenture PLC Class A	33,400	2,807
Gilead Sciences, Inc.(Æ)(Û)	294,371	30,859	Aegean Marine Petroleum Network, Inc.	82,700	1,140
Halyard Health, Inc.(Æ)	17,186	766	Alaska Air Group, Inc.	41,000	2,783
HCA Holdings, Inc.(Æ)	129,800	9,190	American Airlines Group, Inc.(Û)	57,000	2,798
Health Net, Inc.(Æ)	51,400	2,784	Automatic Data Processing, Inc.	38,774	3,200
Humana, Inc.(Û)	58,409	8,553	Babcock & Wilcox Co. (The)	97,073	2,643
Illumina, Inc.(Æ)	23,439	4,575	Boeing Co. (The)	223,295	32,460
Intercept Pharmaceuticals, Inc.(Æ)	19,640	3,948	Canadian Pacific Railway, Ltd.	37,221	6,501
Intuitive Surgical, Inc.(Æ)	6,507	3,218	Caterpillar, Inc.	5,954	476
Johnson & Johnson	534,626	53,537	Cintas Corp.	84,014	6,612
Laboratory Corp. of America Holdings(Æ)	40	5	CoStar Group, Inc.(Æ)	31,910	5,888
McKesson Corp.(Û)	82,586	17,562	CSX Corp.	38,878	1,295
Medtronic PLC	460,633	32,889	Danaher Corp.	5,626	463
Merck & Co., Inc.	767,410	46,259	Deere & Co.	3,252	277
Mylan, Inc.(Æ)	111,438	5,923	Delphi Automotive PLC(Û)	35,100	2,412
Myriad Genetics, Inc.(Æ)(Û)	34,920	1,307	Delta Air Lines, Inc.	397,791	18,819
Omnicare, Inc.	11,800	885	Eaton Corp. PLC	5,770	364
Perrigo Co. PLC	36,249	5,500	Emerson Electric Co.	2,149	122
Pfizer, Inc.	2,483,870	77,621	FedEx Corp.	49,525	8,375
Pharmacyclics, Inc.(Æ)	50,275	8,484	General Dynamics Corp.	272,576	36,310
St. Jude Medical, Inc.	74,414	4,902	General Electric Co.	1,476,619	35,276
Stryker Corp.	1,644	150	Honeywell International, Inc.	362,647	35,452
Thermo Fisher Scientific, Inc.	49,030	6,139	Huntington Ingalls Industries, Inc.	25,240	2,943
United Therapeutics Corp.(Æ)(Û)	19,700	2,780	IDEX Corp.	32,330	2,339
UnitedHealth Group, Inc.	112,010	11,901	Illinois Tool Works, Inc.	173,100	16,114
Valeant Pharmaceuticals International, Inc.			L-3 Communications Holdings, Inc.	44,000	5,417
(Æ)	100,186	16,027	Lexmark International, Inc. Class A	57,200	2,283
Zimmer Holdings, Inc.	81,434	9,129	Lockheed Martin Corp.	43,830	8,256
		587,338	Navistar International Corp.(Æ)	6,485	191
			Norfolk Southern Corp.	136,254	13,894
Materials and Processing - 4.0%			Northrop Grumman Corp.	38,507	6,044
Air Products & Chemicals, Inc.	2,569	374	Old Dominion Freight Line, Inc.(Æ)	53,993	3,786
Alcoa, Inc.	444,020	6,949	Paychex, Inc.	123,876	5,607
Bombardier, Inc. Class B	476,928	1,097	Pentair PLC	144,350	8,922
Celanese Corp. Class A	27,700	1,489	Raytheon Co.	280,854	28,099

See accompanying notes which are an integral part of this quarterly report.
22 Russell U.S. Strategic Equity Fund

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Rockwell Collins, Inc.	61,500	5,266	Tableau Software, Inc. Class A(Æ)	31,800	2,568
Snap-on, Inc.	51,479	6,832	VeriFone Systems, Inc.(Æ)	53,860	1,691
Southwest Airlines Co.(Û)	394,000	17,801	VeriSign, Inc.(Æ)	46,700	2,544
Spirit AeroSystems Holdings, Inc. Class A(Æ)	37,400	1,685	Vishay Intertechnology, Inc.	65,300	889
Stanley Black & Decker, Inc.	99,200	9,290	VMware, Inc. Class A(Æ)	29,206	2,252
Textron, Inc.	191,695	8,159	Vodafone Group PLC - ADR	449,072	15,776
Trimble Navigation, Ltd.(Æ)	246,110	5,867	Western Digital Corp.(Û)	71,154	6,918
Trinity Industries, Inc.	39,800	1,054	Workday, Inc. Class A(Æ)	73,498	5,840
Union Pacific Corp.	245,317	28,754	Yahoo!, Inc.(Æ)	152,243	6,697
United Continental Holdings, Inc.(Æ)	162,388	11,265	Zynga, Inc. Class A(Æ)	13,848	35
United Technologies Corp.	131,899	15,139			556,586
Waste Management, Inc.	5,053	260
		422,870	Utilities - 3.9%
			AES Corp.(Û)	183,900	2,247
Technology - 15.7%			American Electric Power Co., Inc.	5,908	371
Adobe Systems, Inc.(Æ)	82,629	5,795	AT&T, Inc.	910,470	29,973
Altera Corp.	102,249	3,367	Calpine Corp.(Æ)	61,000	1,274
Apple, Inc.	782,817	91,715	CenturyLink, Inc.(Û)	160,440	5,964
Arrow Electronics, Inc.(Æ)(Û)	43,800	2,411	CMS Energy Corp.	91,283	3,444
ASML Holding NV Class G	85,350	8,871	Dominion Resources, Inc.	6,611	508
Avago Technologies, Ltd. Class A	6,200	638	Duke Energy Corp.	8,561	746
Avnet, Inc.(Û)	74,721	3,110	Entergy Corp.	227,075	19,871
Brocade Communications Systems, Inc.(Û)	179,500	1,996	Exelon Corp.	330,244	11,902
Cisco Systems, Inc.	481,002	12,682	FirstEnergy Corp.	16,735	675
Cognizant Technology Solutions Corp. Class			NextEra Energy, Inc.	136,395	14,900
A(Æ)	115,078	6,229	NRG Energy, Inc.	17,300	427
Computer Sciences Corp.(Û)	30,600	1,857	ONE Gas, Inc.	35,296	1,560
Corning, Inc.	157,564	3,745	PG&E Corp.	5,626	331
Dolby Laboratories, Inc. Class A	22,647	879	Questar Corp.	164,911	4,279
DST Systems, Inc.	25,958	2,510	Southern Co.	10,791	547
Electronic Arts, Inc.(Æ)	44,200	2,425	Sprint Corp.(Æ)	8,818	38
EMC Corp.	312,128	8,094	T-Mobile US, Inc.(Æ)	3,214	97
F5 Networks, Inc.(Æ)	61,521	6,867	UGI Corp.	96,299	3,562
Facebook, Inc. Class A(Æ)	477,954	36,282	Verizon Communications, Inc.	814,232	37,218
Google, Inc. Class C(Æ)	81,775	43,804			139,934
Hewlett-Packard Co.	184,595	6,669
Intel Corp.	1,164,836	38,486	Total Common Stocks
International Business Machines Corp.	102,740	15,751	(cost $3,065,621)		3,447,317
Intuit, Inc.	14,096	1,224
Jabil Circuit, Inc.	131,500	2,710	Investments in Other Funds - 0.1%
Lam Research Corp.(Û)	112,430	8,594	Financial Services - 0.1%
Lambda TD Software, Inc.(Æ)(Û)	65,400	1,119	iShares Russell 1000 Value ETF	17,471	1,752
Mentor Graphics Corp.	33,267	765	Total Investments in Other Funds
Micron Technology, Inc.(Æ)	416,317	12,184	(cost $1,644)		1,752
Microsoft Corp.	1,220,679	49,315
Motorola Solutions, Inc.	59,831	3,734	Short-Term Investments - 3.6%
NetApp, Inc.	356,750	13,485	Russell U.S. Cash Management Fund	122,885,601∞	122,886
NXP Semiconductors NV(Æ)	87,223	6,920	United States Treasury Bills
Oracle Corp.	751,412	31,477	Zero coupon due 06/25/15 (§)	5,001	5,000
Palo Alto Networks, Inc.(Æ)	7,230	914	Total Short-Term Investments
QUALCOMM, Inc.	314,065	19,617
Rackspace Hosting, Inc.(Æ)	273,263	12,286	(cost $127,885)		127,886
Salesforce.com, Inc.(Æ)	297,825	16,812
ServiceNow, Inc.(Æ)	62,214	4,535	Total Investments 100.7%
Skyworks Solutions, Inc.	22,200	1,844	(identified cost $3,195,150)		3,576,955
Splunk, Inc.(Æ)	60,058	3,102	Securities Sold Short - (0.9)%
Stratasys, Ltd.(Æ)	117,214	9,317	Consumer Discretionary - (0.2)%
			DreamWorks Animation SKG, Inc. Class
Symantec Corp.	79,279	1,964	A(Æ)	(114,900)	(2,145)
Synopsys, Inc.(Æ)	122,700	5,275	Nu Skin Enterprises, Inc. Class A	(42,800)	(1,754)

			See accompanying notes which are an integral part of this quarterly report.
				Russell U.S. Strategic Equity Fund 23

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
Tesla Motors, Inc.(Æ)	(13,100)	(2,667)
		(6,566)
Energy - (0.1)%
Golar LNG, Ltd.(Æ)	(49,100)	(1,392)
Kosmos Energy, Ltd.(Æ)	(75,800)	(665)
SunPower Corp. Class A(Æ)	(109,000)	(2,629)
		(4,686)
Financial Services - (0.2)%
Ocwen Financial Corp.(Æ)	(172,900)	(1,058)
Plum Creek Timber Co., Inc.(ö)	(63,300)	(2,818)
Rayonier, Inc.(ö)	(20,300)	(596)
St. Joe Co. (The)(Æ)	(102,200)	(1,652)
		(6,124)
Health Care - (0.1)%
Brookdale Senior Living, Inc. Class A(Æ)	(63,800)	(2,153)
Salix Pharmaceuticals, Ltd.(Æ)	(5,900)	(795)
		(2,948)
Materials and Processing – (0.0)%
Tahoe Resources, Inc.	(52,000)	(710)
Vulcan Materials Co.	(13,600)	(959)
		(1,669)
Producer Durables - (0.1)%
B/E Aerospace, Inc.	(23,200)	(1,353)
Colfax Corp.(Æ)	(52,800)	(2,393)
		(3,746)
Technology - (0.2)%
Advanced Micro Devices, Inc.(Æ)	(793,400)	(2,039)
FireEye, Inc.(Æ)	(54,800)	(1,853)
Stratasys, Ltd.(Æ)	(5,200)	(413)
SunEdison, Inc.(Æ)	(29,900)	(560)
Zynga, Inc. Class A(Æ)	(791,690)	(2,027)
		(6,892)

Total Securities Sold Short
(proceeds $38,114)		(32,631)

Other Assets and Liabilities, Net
- 0.2%		8,241
Net Assets - 100.0%		3,552,565

See accompanying notes which are an integral part of this quarterly report.

24 Russell U.S. Strategic Equity Fund

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		111	USD	12,291	03/15	(172)
S&P 500 E-Mini Index Futures		1,015	USD	100,911	03/15	(1,315)
S&P E-Mini Energy Select Sector Index Futures		173	USD	13,022	03/15	(26)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(1,513)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$534,149	$—			$—	$534,149
Consumer Staples	194,553	—			—	194,553
Energy	245,091	—			—	245,091
Financial Services	625,131	—			—	625,131
Health Care	587,338	—			—	587,338
Materials and Processing	141,665	—			—	141,665
Producer Durables	422,870	—			—	422,870
Technology	556,586	—			—	556,586
Utilities	139,934	—			—	139,934
Investments in Other Funds	1,752	—			—	1,752
Short-Term Investments	—	127,886			—	127,886
Total Investments	3,449,069	127,886			—	3,576,955
Securities Sold Short**	(32,631)	—			—	(32,631)

Other Financial Instruments
Futures Contracts	(1,513)	—			—	(1,513)
Total Other Financial Instruments*	$(1,513)	$—			$—	$(1,513)

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 25

Russell Investment Company

Select U.S. Equity Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$			Shares	$
Common Stocks - 95.8%				GameStop Corp. Class A	938		33
Consumer Discretionary - 14.7%				Gannett Co., Inc.	1,757		54
21st Century Fox, Inc.(Æ)	10,502		348	Gap, Inc. (The)	901		37
Aaron's, Inc. Class A	378		12	Garmin, Ltd.	1,222		64
Abercrombie & Fitch Co. Class A	750		19	General Motors Co.	14,465		472
Advance Auto Parts, Inc.	608		97	Gentex Corp.	1,026		17
Amazon.com, Inc.(Æ)	1,820		645	Genuine Parts Co.	1,358		126
AMC Networks, Inc. Class A(Æ)	121		8	Goodyear Tire & Rubber Co. (The)	1,341		33
Amerco, Inc.(Æ)	54		15	Graham Holdings Co. Class B	67		63
Apollo Group, Inc. Class A(Æ)	1,317		33	H&R Block, Inc.	1,006		34
Ascena Retail Group, Inc.(Æ)	754		9	Hanesbrands, Inc.	812		90
AutoNation, Inc.(Æ)	681		41	Harley-Davidson, Inc.	910		56
AutoZone, Inc.(Æ)	270		161	Harman International Industries, Inc.	481		62
Avis Budget Group, Inc.(Æ)	748		43	Hasbro, Inc.	696		38
Avon Products, Inc.	1,327		10	Hertz Global Holdings, Inc.(Æ)	1,414		29
Bed Bath & Beyond, Inc.(Æ)	1,538		115	Hilton Worldwide Holdings, Inc.(Æ)	798		21
Best Buy Co., Inc.	2,470		87	Home Depot, Inc.	9,501		992
Big Lots, Inc.	738		34	HomeAway, Inc.(Æ)	202		5
BorgWarner, Inc.	1,013		55	Hyatt Hotels Corp. Class A(Æ)	546		31
Brinker International, Inc.	475		28	International Game Technology	2,212		37
Cabela's, Inc.(Æ)	614		34	Interpublic Group of Cos., Inc. (The)	2,335		47
Cablevision Systems Corp. Class A	1,099		21	Jarden Corp.(Æ)	928		45
CarMax, Inc.(Æ)	1,425		88	JC Penney Co., Inc.(Æ)	2,990		22
Carnival Corp.	4,562		201	John Wiley & Sons, Inc. Class A(Æ)	723		45
Carter's, Inc.	267		22	Johnson Controls, Inc.	5,854		272
CBS Corp. Class B	2,700		148	KAR Auction Services, Inc.	1,157		39
Charter Communications, Inc. Class A(Æ)	407		62	Kate Spade & Co.(Æ)	1,076		34
Chico's FAS, Inc.	761		13	Kohl's Corp.	2,051		122
Chipotle Mexican Grill, Inc. Class A(Æ)	193		137	L Brands, Inc.	1,593		135
Choice Hotels International, Inc.	256		15	Lamar Advertising Co. Class A(ö)	162		9
Cinemark Holdings, Inc.	277		10	Las Vegas Sands Corp.	2,360		128
Coach, Inc.	1,090		41	Lear Corp.	1,063		107
Comcast Corp. Class A(Æ)	16,596		882	Leggett & Platt, Inc.	1,484		63
Costco Wholesale Corp.	3,648		522	Lennar Corp. Class A	1,939		87
CST Brands, Inc.	169		7	Liberty Broadband Corp. Class A(Æ)	197		9
Darden Restaurants, Inc.	972		60	Liberty Broadband Corp. Class C(Æ)	458		20
Deckers Outdoor Corp.(Æ)	398		26	Liberty Media Corp.(Æ)	4,968		148
DeVry Education Group, Inc.	875		37	Liberty Media Corp. Class A(Æ)	790		27
Dick's Sporting Goods, Inc.	817		42	Liberty TripAdvisor Holdings, Inc. Class
Dillard's, Inc. Class A	319		36	A(Æ)	396		9
DIRECTV(Æ)	4,055		346	Liberty Ventures Class A(Æ)	1,093		41
Discovery Communications, Inc. Class A(Æ)	1,022		30	Lions Gate Entertainment Corp.	164		5
Discovery Communications, Inc. Class C(Æ)	1,024		29	Live Nation Entertainment, Inc.(Æ)	1,534		36
DISH Network Corp. Class A(Æ)	1,650		116	LKQ Corp.(Æ)	1,216		31
Dollar General Corp.(Æ)	1,574		106	Lowe's Cos., Inc.	7,155		485
Dollar Tree, Inc.(Æ)	1,743		124	Macy's, Inc.	2,143		137
Domino's Pizza, Inc.	316		31	Madison Square Garden Co. (The) Class A(Æ)	421		32
DR Horton, Inc.	2,257		55	Marriott International, Inc. Class A	1,863		139
DreamWorks Animation, Inc. Class A(Æ)	556		10	Mattel, Inc.	2,137		57
DSW, Inc. Class A	429		15	McDonald's Corp.	5,790		535
Dunkin' Brands Group, Inc.	218		10	MGM Resorts International(Æ)	2,771		54
eBay, Inc.(Æ)	6,236		331	Michael Kors Holdings, Ltd.(Æ)	904		64
Estee Lauder Cos., Inc. (The) Class A	1,539		109	Mohawk Industries, Inc.(Æ)	317		52
Expedia, Inc.	596		51	Murphy USA, Inc.(Æ)	136		9
Family Dollar Stores, Inc.	738		56	Netflix, Inc.(Æ)	267		118
Foot Locker, Inc.	2,105		112	Newell Rubbermaid, Inc.	1,100		41
Ford Motor Co.	34,562		508	News Corp. Class A(Æ)	4,574		68
Fortune Brands Home & Security, Inc.	837		37	Nielsen	1,605		70
Fossil Group, Inc.(Æ)	94		9	Nike, Inc. Class B	5,419		500

See accompanying notes which are an integral part of this quarterly report.
26 Select U.S. Equity Fund

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Nordstrom, Inc.	801	61	Yum! Brands, Inc.	3,015	218
Norwegian Cruise Line Holdings, Ltd.(Æ)	331	14			20,389
Nu Skin Enterprises, Inc. Class A	126	5
NVR, Inc.(Æ)	46	58	Consumer Staples - 6.7%
Omnicom Group, Inc.	1,171	85	Altria Group, Inc.	8,886	472
O'Reilly Automotive, Inc.(Æ)	1,096	205	Archer-Daniels-Midland Co.	7,163	334
Outfront Media, Inc.(ö)	501	14	Bunge, Ltd.	1,190	107
Pandora Media, Inc.(Æ)	411	7	Campbell Soup Co.	387	18
Panera Bread Co. Class A(Æ)	57	10	Church & Dwight Co., Inc.	628	51
Penske Automotive Group, Inc.	721	35	Clorox Co. (The)	623	66
PetSmart, Inc.	740	60	Coca-Cola Co. (The)	15,976	658
Polaris Industries, Inc.	204	30	Coca-Cola Enterprises, Inc.	963	41
Priceline Group, Inc. (The)(Æ)	281	284	Colgate-Palmolive Co.	4,484	303
PulteGroup, Inc.	2,775	57	ConAgra Foods, Inc.	3,115	110
PVH Corp.	297	33	Constellation Brands, Inc. Class A(Æ)	1,022	113
Ralph Lauren Corp. Class A	396	66	CVS Health Corp.	9,062	890
Regal Entertainment Group Class A	358	8	Dr Pepper Snapple Group, Inc.	1,534	119
Restaurant Brands International, Inc.	1,063	41	Energizer Holdings, Inc.	300	38
Ross Stores, Inc.	1,610	148	General Mills, Inc.	3,174	167
Royal Caribbean Cruises, Ltd.	2,473	187	Hain Celestial Group, Inc. (The)(Æ)	498	26
Sally Beauty Holdings, Inc.(Æ)	399	12	Herbalife, Ltd.	475	14
Scripps Networks Interactive, Inc. Class A	496	35	Hershey Co. (The)	668	68
SeaWorld Entertainment, Inc.	137	2	Hormel Foods Corp.	1,678	86
Service Corp. International	1,260	29	Ingredion, Inc.	883	71
Signet Jewelers, Ltd.	773	94	JM Smucker Co. (The)	914	94
Sirius XM Holdings, Inc.(Æ)	5,482	19	Kellogg Co.	1,597	105
Six Flags Entertainment Corp.	148	6	Keurig Green Mountain, Inc.	501	61
Staples, Inc.	6,247	107	Kimberly-Clark Corp.	2,330	252
Starbucks Corp.	4,330	379	Kraft Foods Group, Inc.(Æ)	2,406	157
Starwood Hotels & Resorts Worldwide, Inc.	814	59	Kroger Co. (The)	2,421	167
Starz(Æ)	1,456	43	Lorillard, Inc.	2,139	140
Target Corp.	6,967	513	McCormick & Co., Inc.	889	63
Taylor Morrison Home Corp. Class A(Æ)	335	6	Mead Johnson Nutrition Co. Class A	748	74
Tempur Sealy International, Inc.(Æ)	122	7	Molson Coors Brewing Co. Class B	1,683	128
Tesla Motors, Inc.(Æ)	596	121	Mondelez International, Inc. Class A	13,270	468
Thor Industries, Inc.	290	16	Monster Beverage Corp.(Æ)	456	53
Tiffany & Co.	962	83	PepsiCo, Inc.	6,921	649
Time Warner Cable, Inc.	1,631	222	Philip Morris International, Inc.	7,799	626
Time Warner, Inc.	8,320	648	Pilgrim's Pride Corp.	458	12
TJX Cos., Inc.	4,623	305	Pinnacle Foods, Inc.	521	19
Toll Brothers, Inc.(Æ)	1,110	38	Procter & Gamble Co. (The)	18,593	1,567
Tractor Supply Co.	651	53	Reynolds American, Inc.	2,791	190
TripAdvisor, Inc.(Æ)	644	43	Rite Aid Corp.(Æ)	2,340	16
TRW Automotive Holdings Corp.(Æ)	1,560	161	Safeway, Inc.(Æ)	4,520	2
Tupperware Brands Corp.	117	8	Spectrum Brands Holdings, Inc.	108	10
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	399	53	Sysco Corp.	4,076	160
Under Armour, Inc. Class A(Æ)	1,195	86	Tyson Foods, Inc. Class A	3,310	129
Urban Outfitters, Inc.(Æ)	887	31	Walgreens Co.	3,795	280
VF Corp.	2,324	161	WhiteWave Foods Co. (The) Class A(Æ)	875	29
Viacom, Inc. Class B	2,853	184	Whole Foods Market, Inc.	911	47
Visteon Corp.(Æ)	411	40			9,250
WABCO Holdings, Inc.(Æ)	324	31
Wal-Mart Stores, Inc.	14,853	1,262	Energy - 8.7%
Walt Disney Co. (The)	13,024	1,185	Anadarko Petroleum Corp.	3,157	258
Wendy's Co. (The)	3,468	37	Apache Corp.	3,562	223
Whirlpool Corp.	792	158	Atwood Oceanics, Inc.	288	8
Williams-Sonoma, Inc.	505	40	Baker Hughes, Inc.	4,091	237
Wyndham Worldwide Corp.	437	37	Cabot Oil & Gas Corp.	969	26
Wynn Resorts, Ltd.	434	64	California Resources Corp.(Æ)	2,528	13

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 27

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cameron International Corp.(Æ)	915	41	Southwestern Energy Co.(Æ)	1,838	45
Cheniere Energy, Inc.(Æ)	924	66	Spectra Energy Corp.	5,629	188
Chesapeake Energy Corp.	4,576	88	SunPower Corp. Class A(Æ)	316	8
Chevron Corp.	16,783	1,721	Superior Energy Services, Inc.	1,493	30
Cimarex Energy Co.	788	81	Targa Resources Corp.	254	22
Cobalt International Energy, Inc.(Æ)	511	5	Tesoro Corp.	1,317	108
Concho Resources, Inc.(Æ)	370	41	Ultra Petroleum Corp.(Æ)	1,397	18
ConocoPhillips	10,430	657	Unit Corp.(Æ)	599	18
CONSOL Energy, Inc.	2,270	66	Valero Energy Corp.	5,002	264
Continental Resources, Inc.(Æ)	544	25	Whiting Petroleum Corp.(Æ)	937	28
CVR Energy, Inc.	126	5	Williams Cos., Inc. (The)	4,424	194
Denbury Resources, Inc.	2,568	18	World Fuel Services Corp.	395	19
Devon Energy Corp.	4,006	241	WPX Energy, Inc.(Æ)	1,478	16
Diamond Offshore Drilling, Inc.	309	10			12,040
Dresser-Rand Group, Inc.(Æ)	365	29
Dril-Quip, Inc.(Æ)	92	7	Financial Services - 17.7%
EOG Resources, Inc.	2,541	226	ACE, Ltd.	3,422	369
EP Energy Corp. Class A(Æ)	289	3	Affiliated Managers Group, Inc.(Æ)	62	13
EQT Corp.	655	49	Aflac, Inc.	4,256	243
Exxon Mobil Corp.	38,445	3,361	Alexandria Real Estate Equities, Inc.(ö)	143	14
First Solar, Inc.(Æ)	689	29	Alleghany Corp.(Æ)	142	63
FMC Technologies, Inc.(Æ)	563	21	Alliance Data Systems Corp.(Æ)	215	62
Golar LNG, Ltd.(Æ)	480	14	Allied World Assurance Co. Holdings AG	2,083	81
Gulfport Energy Corp.(Æ)	406	16	Allstate Corp. (The)	5,565	388
Halliburton Co.	5,527	221	Ally Financial, Inc.(Æ)	363	7
Helmerich & Payne, Inc.	933	55	American Campus Communities, Inc.(ö)	229	10
Hess Corp.	2,990	202	American Capital Agency Corp.(ö)	2,031	44
HollyFrontier Corp.	1,624	58	American Express Co.	3,105	251
Hubbell, Inc. Class B(Æ)	532	56	American Financial Group, Inc.	871	51
Kinder Morgan, Inc.	9,550	392	American Homes 4 Rent Class A(ö)	297	5
Laredo Petroleum, Inc.(Æ)	369	4	American International Group, Inc.	10,404	508
Marathon Oil Corp.	7,236	192	American National Insurance Co.	66	7
Marathon Petroleum Corp.	1,708	158	American Tower Corp. Class A(ö)	431	42
Murphy Oil Corp.	1,470	66	Ameriprise Financial, Inc.	1,217	152
Nabors Industries, Ltd.	3,106	36	Annaly Capital Management, Inc.(ö)	4,271	45
National Oilwell Varco, Inc.	3,710	202	Aon PLC	1,120	101
Newfield Exploration Co.(Æ)	1,422	42	Apartment Investment & Management Co.
Noble Energy, Inc.	1,224	58	Class A(ö)	132	5
NOW, Inc.(Æ)	497	12	Arch Capital Group, Ltd.(Æ)	1,664	96
Oasis Petroleum, Inc.(Æ)	132	2	Arthur J Gallagher & Co.	947	42
Occidental Petroleum Corp.	6,522	522	Aspen Insurance Holdings, Ltd.	1,126	49
Oceaneering International, Inc.	269	14	Associated Banc-Corp.	1,709	29
Oil States International, Inc.(Æ)	548	22	Assurant, Inc.	1,139	72
ONEOK, Inc.	1,049	46	Assured Guaranty, Ltd.	1,520	37
Patterson-UTI Energy, Inc.	1,506	26	AvalonBay Communities, Inc.(ö)	323	56
PBF Energy, Inc. Class A	1,098	31	Axis Capital Holdings, Ltd.	1,415	72
Peabody Energy Corp.	2,143	13	Bank of America Corp.	73,651	1,116
Phillips 66(Æ)	4,524	318	Bank of Hawaii Corp.	300	17
Pioneer Natural Resources Co.	709	107	Bank of New York Mellon Corp. (The)	11,120	400
QEP Resources, Inc.	1,236	25	BankUnited, Inc.	876	24
Range Resources Corp.	427	20	BB&T Corp.	6,607	233
Rowan Cos. PLC Class A	602	13	Berkshire Hathaway, Inc. Class B(Æ)	15,517	2,233
RPC, Inc.	448	6	BioMed Realty Trust, Inc.(ö)	411	10
SandRidge Energy, Inc.(Æ)	3,250	5	BlackRock, Inc. Class A	879	299
Schlumberger, Ltd.	6,560	540	BOK Financial Corp.	474	26
Seadrill, Ltd.	1,999	21	Boston Properties, Inc.(ö)	367	51
Seventy Seven Energy, Inc.(Æ)	288	1	Broadridge Financial Solutions, Inc.	1,340	64
SM Energy Co.	83	3	Brown & Brown, Inc.	1,138	35
SolarCity Corp.(Æ)	162	8	Camden Property Trust(ö)	183	14

See accompanying notes which are an integral part of this quarterly report.

28 Select U.S. Equity Fund

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$			Shares	$
Capital One Financial Corp.	5,043		369	Home Properties, Inc.(ö)	119	8
CBOE Holdings, Inc.	543		35	Host Hotels & Resorts, Inc.(ö)	2,679	61
CBRE Group, Inc. Class A(Æ)	2,171		70	Howard Hughes Corp. (The)(Æ)	259	34
CDK Global Inc.(Æ)	792		36	Hudson City Bancorp, Inc.	4,083	37
Charles Schwab Corp. (The)	6,432		167	Huntington Bancshares, Inc.	5,294	53
Chimera Investment Corp.(ö)	4,362		14	Interactive Brokers Group, Inc. Class A	1,294	40
Chubb Corp. (The)	2,709		265	Intercontinental Exchange, Inc.	319	66
Cincinnati Financial Corp.	1,526		77	Invesco, Ltd.	1,733	64
CIT Group, Inc.	1,026		45	Iron Mountain, Inc.(ö)	1,038	41
Citigroup, Inc.	21,234		997	Jack Henry & Associates, Inc.	670	41
City National Corp.	461		40	Jones Lang LaSalle, Inc.	486	71
CME Group, Inc. Class A	2,496		213	JPMorgan Chase & Co.	28,179	1,532
CNA Financial Corp.	215		8	KeyCorp	5,950	77
Comerica, Inc.	1,538		64	Kilroy Realty Corp.(ö)	144	11
Commerce Bancshares, Inc.	993		40	Kimco Realty Corp.(ö)	1,391	38
CoreLogic, Inc.(Æ)	263		9	Lazard, Ltd. Class A	418	19
Corrections Corp. of America(ö)	882		35	Legg Mason, Inc.	1,042	58
Cullen/Frost Bankers, Inc.	627		39	Leucadia National Corp.	1,879	43
DDR Corp.(ö)	438		9	Liberty Property Trust(ö)	323	13
Digital Realty Trust, Inc.(ö)	403		29	Lincoln National Corp.	1,879	94
Discover Financial Services	3,700		201	Loews Corp.	3,067	117
Douglas Emmett, Inc.(ö)	299		9	LPL Financial Holdings, Inc.	286	12
Duke Realty Corp.(ö)	705		15	M&T Bank Corp.	1,211	137
Dun & Bradstreet Corp. (The)	229		26	Macerich Co. (The)(ö)	228	20
E*Trade Financial Corp.(Æ)	1,396		32	Markel Corp.(Æ)	129	88
East West Bancorp, Inc.	1,008		36	Marsh & McLennan Cos., Inc.	3,760	202
Eaton Vance Corp.	703		28	MasterCard, Inc. Class A	3,840	315
Endurance Specialty Holdings, Ltd.	684		42	MBIA, Inc.(Æ)	751	6
Equifax, Inc.	1,001		85	McGraw Hill Financial, Inc.	1,240	111
Equity Residential(ö)	1,648		128	Mercury General Corp.	611	35
Erie Indemnity Co. Class A	185		16	MetLife, Inc.	7,081	329
Essex Property Trust, Inc.(ö)	195		44	MFA Financial, Inc.(ö)	4,278	34
Everest Re Group, Ltd.	602		103	Mid-America Apartment Communities, Inc.
Extra Space Storage, Inc.(ö)	687		45	(ö)	140	11
FactSet Research Systems, Inc.	278		40	Moody's Corp.	1,194	109
Federal Realty Investment Trust(ö)	220		32	Morgan Stanley	12,011	406
Federated Investors, Inc. Class B	217		7	Morningstar, Inc.	121	8
Fidelity National Information Services, Inc.	1,731		108	MSCI, Inc. Class A	803	43
Fifth Third Bancorp	5,354		93	NASDAQ OMX Group, Inc. (The)	1,209	55
First Horizon National Corp.	1,084		14	National Retail Properties, Inc.(ö)	800	34
First Niagara Financial Group, Inc.	3,434		28	Navient Corp.	2,098	41
First Republic Bank	922		47	New York Community Bancorp, Inc.	4,253	66
Fiserv, Inc.(Æ)	1,992		144	Northern Trust Corp.	1,636	107
FleetCor Technologies, Inc.(Æ)	360		51	NorthStar Asset Management Group, Inc.	1,146	24
FNF Group	3,196		112	NorthStar Realty Finance Corp.(ö)	877	17
FNFV Group(Æ)	715		9	Ocwen Financial Corp.(Æ)	122	1
Forest City Enterprises, Inc. Class A(Æ)	476		12	Old Republic International Corp.	3,424	48
Franklin Resources, Inc.	2,324		120	Omega Healthcare Investors, Inc.(ö)	840	37
Fulton Financial Corp.	1,112		12	PacWest Bancorp	289	12
General Growth Properties, Inc.(ö)	1,509		46	PartnerRe, Ltd.	636	73
Genworth Financial, Inc. Class A(Æ)	3,742		26	People's United Financial, Inc.	3,210	45
Global Payments, Inc.	582		51	Piedmont Office Realty Trust, Inc. Class A(ö)	357	7
Goldman Sachs Group, Inc. (The)	3,362		580	PNC Financial Services Group, Inc. (The)	4,544	384
Hanover Insurance Group, Inc. (The)	582		40	Popular, Inc.(Æ)	520	16
Hartford Financial Services Group, Inc.	3,354		130	Post Properties, Inc.(ö)	522	32
HCC Insurance Holdings, Inc.	1,478		79	Principal Financial Group, Inc.	2,004	94
HCP, Inc.(ö)	1,497		71	ProAssurance Corp.	829	37
Health Care, Inc.(ö)	272		22	Progressive Corp. (The)	5,716	148
Healthcare Trust of America, Inc. Class A(ö)	229		7	Protective Life Corp.	741	52

				See accompanying notes which are an integral part of this quarterly report.
					Select U.S. Equity Fund 29

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Prudential Financial, Inc.	3,564	270	AbbVie, Inc.	6,135	370
Public Storage(ö)	488	98	Actavis PLC(Æ)	1,374	366
Raymond James Financial, Inc.	961	51	Aetna, Inc.	3,482	320
Rayonier, Inc.(ö)	185	5	Agilent Technologies, Inc.	1,855	70
Realogy Holdings Corp.(Æ)	317	15	Alere, Inc.(Æ)	1,009	41
Realty Income Corp.(ö)	1,206	65	Alexion Pharmaceuticals, Inc.(Æ)	1,170	214
Regency Centers Corp.(ö)	196	13	Align Technology, Inc.(Æ)	311	16
Regions Financial Corp.	8,490	74	Alkermes PLC(Æ)	849	61
Reinsurance Group of America, Inc. Class A	627	52	Allergan, Inc.	1,609	353
RenaissanceRe Holdings, Ltd.	630	60	Allscripts Healthcare Solutions, Inc.(Æ)	391	5
Retail Properties of America, Inc. Class A(ö)	439	8	Alnylam Pharmaceuticals, Inc.(Æ)	377	35
Santander Consumer USA Holdings, Inc.	242	4	AmerisourceBergen Corp. Class A	1,892	180
SEI Investments Co.	1,023	41	Amgen, Inc.	3,777	575
Senior Housing Properties Trust(ö)	637	15	Anthem, Inc.	3,126	422
Signature Bank(Æ)	187	22	athenahealth, Inc.(Æ)	187	26
Simon Property Group, Inc.(ö)	798	159	Baxter International, Inc.	2,717	191
SL Green Realty Corp.(ö)	518	65	Becton Dickinson and Co.	1,375	190
SLM Corp.	954	9	Biogen Idec, Inc.(Æ)	839	326
Spirit Realty Capital, Inc.(ö)	3,092	40	BioMarin Pharmaceutical, Inc.(Æ)	561	54
StanCorp Financial Group, Inc.	484	30	Bio-Rad Laboratories, Inc. Class A(Æ)	290	33
Starwood Property Trust, Inc.(ö)	1,807	43	Boston Scientific Corp.(Æ)	6,263	93
State Street Corp.	3,466	248	Bristol-Myers Squibb Co.	9,262	558
SunTrust Banks, Inc.	3,195	123	Brookdale Senior Living, Inc. Class A(Æ)	804	27
SVB Financial Group(Æ)	254	29	Bruker Corp.(Æ)	478	9
Synovus Financial Corp.	653	17	Cardinal Health, Inc.	2,562	213
T Rowe Price Group, Inc.	838	66	CareFusion Corp.(Æ)	1,878	111
TCF Financial Corp.	836	12	Catamaran Corp.(Æ)	490	24
TD Ameritrade Holding Corp.	634	21	Celgene Corp.(Æ)	3,595	428
TFS Financial Corp.	575	8	Centene Corp.(Æ)	458	50
Thomson Reuters Corp.	3,030	116	Cerner Corp.(Æ)	1,321	88
Torchmark Corp.	1,562	78	Charles River Laboratories International,
Total System Services, Inc.	587	21	Inc.(Æ)	96	7
Travelers Cos., Inc. (The)	4,197	432	Cigna Corp.	2,320	248
Two Harbors Investment Corp.(ö)	1,833	19	Community Health Systems, Inc.(Æ)	731	34
UDR, Inc.(ö)	951	32	Cooper Cos., Inc. (The)	338	53
Unum Group	1,701	53	Covance, Inc.(Æ)	202	21
Urban Edge Properties(ö)	317	7	CR Bard, Inc.	817	140
US Bancorp	13,449	564	DaVita HealthCare Partners, Inc.(Æ)	748	56
Validus Holdings, Ltd.	979	39	Dentsply International, Inc.	1,151	58
Vantiv, Inc. Class A(Æ)	139	5	Edwards Lifesciences Corp.(Æ)	420	53
Ventas, Inc.(ö)	569	45	Eli Lilly & Co.	8,274	596
Visa, Inc. Class A	2,480	632	Endo International PLC(Æ)	443	35
Vornado Realty Trust(ö)	633	70	Express Scripts Holding Co.(Æ)	4,570	369
Voya Financial, Inc.	1,411	55	Gilead Sciences, Inc.(Æ)	6,800	713
Waddell & Reed Financial, Inc. Class A	423	19	Halyard Health, Inc.(Æ)	260	12
Weingarten Realty Investors(ö)	261	10	HCA Holdings, Inc.(Æ)	2,864	203
Wells Fargo & Co.	39,796	2,066	Health Net, Inc.(Æ)	916	50
Western Union Co. (The)	604	10	Henry Schein, Inc.(Æ)	657	91
Weyerhaeuser Co.(ö)	714	26	Hill-Rom Holdings, Inc.	285	14
White Mountains Insurance Group, Ltd.	80	52	Hologic, Inc.(Æ)	1,290	39
WP Carey, Inc.(ö)	182	13	Hospira, Inc.(Æ)	1,666	106
WR Berkley Corp.	1,620	79	Humana, Inc.	1,643	241
XL Group PLC Class A	2,421	83	IDEXX Laboratories, Inc.(Æ)	513	81
Zillow, Inc. Class A(Æ)	118	11	Illumina, Inc.(Æ)	674	132
Zions Bancorporation	1,136	27	Incyte Corp.(Æ)	709	57
		24,629	Intercept Pharmaceuticals, Inc.(Æ)	94	19
			Intuitive Surgical, Inc.(Æ)	128	63
Health Care - 13.7%			Jazz Pharmaceuticals PLC(Æ)	306	52
Abbott Laboratories	12,577	563	Johnson & Johnson	19,937	1,996

See accompanying notes which are an integral part of this quarterly report.

30 Select U.S. Equity Fund

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Laboratory Corp. of America Holdings(Æ)	695	80	Domtar Corp.	595	23
LifePoint Hospitals, Inc.(Æ)	530	35	Dow Chemical Co. (The)	8,389	379
Mallinckrodt PLC(Æ)	666	71	Eagle Materials, Inc.	330	24
McKesson Corp.	1,356	288	Eastman Chemical Co.	646	46
Medivation, Inc.(Æ)	444	48	Ecolab, Inc.	1,671	173
MEDNAX, Inc.(Æ)	693	47	EI du Pont de Nemours & Co.	4,722	336
Medtronic PLC	12,152	868	Fastenal Co.	1,112	49
Merck & Co., Inc.	21,301	1,284	FMC Corp.	268	15
Mylan, Inc.(Æ)	2,084	111	Freeport-McMoRan, Inc.	7,509	126
Myriad Genetics, Inc.(Æ)	321	12	Greif, Inc. Class A	177	7
Omnicare, Inc.	825	62	Hexcel Corp.	353	16
Patterson Cos., Inc.	1,032	52	Huntsman Corp.	1,314	29
PerkinElmer, Inc.	1,069	49	Ingersoll-Rand PLC	1,119	74
Perrigo Co. PLC	514	78	International Flavors & Fragrances, Inc.	805	85
Pfizer, Inc.	46,278	1,446	International Paper Co.	2,075	109
Pharmacyclics, Inc.(Æ)	291	49	Lennox International, Inc.	157	15
Qiagen NV(Æ)	1,294	30	LyondellBasell Industries Class A	1,814	143
Quest Diagnostics, Inc.	1,857	132	Martin Marietta Materials, Inc.	277	30
Quintiles Transnational Holdings, Inc.(Æ)	112	7	MeadWestvaco Corp.	2,016	101
Regeneron Pharmaceuticals, Inc.(Æ)	552	230	Monsanto Co.	1,903	225
ResMed, Inc.	859	54	Mosaic Co. (The)	1,965	96
Salix Pharmaceuticals, Ltd.(Æ)	207	28	MRC Global, Inc.(Æ)	363	4
Seattle Genetics, Inc.(Æ)	107	3	NewMarket Corp.	97	44
Sirona Dental Systems, Inc.(Æ)	476	43	Newmont Mining Corp.	3,426	86
St. Jude Medical, Inc.	928	61	Nucor Corp.	2,071	90
Stryker Corp.	2,982	271	Owens Corning	952	38
Teleflex, Inc.	451	49	Owens-Illinois, Inc.(Æ)	182	4
Tenet Healthcare Corp.(Æ)	106	4	Packaging Corp. of America	539	41
Thermo Fisher Scientific, Inc.	3,213	402	Platform Specialty Products Corp.(Æ)	509	11
United Therapeutics Corp.(Æ)	407	57	PPG Industries, Inc.	916	204
UnitedHealth Group, Inc.	9,128	970	Praxair, Inc.	1,412	170
Universal Health Services, Inc. Class B	1,112	114	Precision Castparts Corp.	635	127
Varian Medical Systems, Inc.(Æ)	633	59	Reliance Steel & Aluminum Co.	582	31
VCA, Inc.(Æ)	930	48	Rock-Tenn Co. Class A	816	53
Veeva Systems, Inc. Class A(Æ)	193	6	Royal Gold, Inc.	508	37
Vertex Pharmaceuticals, Inc.(Æ)	696	77	RPM International, Inc.	885	42
Zimmer Holdings, Inc.	1,740	195	Scotts Miracle-Gro Co. (The) Class A	149	9
Zoetis, Inc. Class A	1,445	62	Sealed Air Corp.	547	22
		19,033	Sherwin-Williams Co. (The)	468	127
			Sigma-Aldrich Corp.	849	117
Materials and Processing - 3.6%			Silgan Holdings, Inc.	196	10
Acuity Brands, Inc.	296	44	Sonoco Products Co.	1,152	51
Air Products & Chemicals, Inc.	1,931	281	Southern Copper Corp.	278	8
Airgas, Inc.	353	40	Steel Dynamics, Inc.	1,332	23
Albemarle Corp.	594	29	Tahoe Resources, Inc.	456	6
Alcoa, Inc.	11,523	180	Timken Co. (The)	344	13
Allegheny Technologies, Inc.	1,164	33	TimkenSteel Corp.	177	5
AptarGroup, Inc.	584	37	United States Steel Corp.	777	19
Ashland, Inc.	507	60	USG Corp.(Æ)	385	12
Ball Corp.	1,668	106	Valmont Industries, Inc.	269	32
Bemis Co., Inc.	1,130	50	Valspar Corp.	535	45
Brown-Forman Corp. Class B - ADR(Æ)	1,324	118	Vulcan Materials Co.	339	24
Cabot Corp.	734	31	Westlake Chemical Corp.	350	20
Carpenter Technology Corp.	699	27	WR Grace & Co.(Æ)	48	4
Celanese Corp. Class A	1,467	79			4,954
CF Industries Holdings, Inc.	520	159
Cliffs Natural Resources, Inc.	667	4	Producer Durables - 10.3%
Crown Holdings, Inc.(Æ)	288	13	3M Co.	3,383	549
Cytec Industries, Inc.	686	33	Accenture PLC Class A	2,836	238

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 31

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
ADT Corp. (The)	1,079	37	KBR, Inc.	681		11
AECOM(Æ)	676	17	Kennametal, Inc.	711		22
AGCO Corp.	731	32	Keysight Technologies, Inc.(Æ)	486		16
Air Lease Corp. Class A	896	31	Kirby Corp.(Æ)	535		39
Alaska Air Group, Inc.	902	61	KLX, Inc.(Æ)	290		11
Allegion PLC	307	17	L-3 Communications Holdings, Inc.	1,061		131
Alliant Techsystems, Inc.	351	46	Landstar System, Inc.	558		36
Allison Transmission Holdings, Inc. Class A	611	19	Lexmark International, Inc. Class A	773		31
American Airlines Group, Inc.	4,119	202	Lincoln Electric Holdings, Inc.	308		21
Ametek, Inc.	1,069	51	Lockheed Martin Corp.	1,836		346
AO Smith Corp.	275	16	Manitowoc Co., Inc. (The)	562		10
Automatic Data Processing, Inc.	3,399	281	ManpowerGroup, Inc.	771		56
Avery Dennison Corp.	281	15	Mettler-Toledo International, Inc.(Æ)	231		70
B/E Aerospace, Inc.	580	34	Middleby Corp.(Æ)	280		27
Babcock & Wilcox Co. (The)	1,285	35	MSC Industrial Direct Co., Inc. Class A	382		29
Boeing Co. (The)	2,668	388	National Instruments Corp.	252		8
Booz Allen Hamilton Holding Corp. Class A	387	11	Navistar International Corp.(Æ)	123		4
Carlisle Cos., Inc.	602	54	Nordson Corp.	50		4
Caterpillar, Inc.	4,069	325	Norfolk Southern Corp.	2,611		266
CH Robinson Worldwide, Inc.	910	65	Northrop Grumman Corp.	2,570		403
Chicago Bridge & Iron Co.	137	5	Old Dominion Freight Line, Inc.(Æ)	697		49
Cintas Corp.	1,125	89	Oshkosh Corp.	948		41
Clean Harbors, Inc.(Æ)	76	4	PACCAR, Inc.	665		40
Colfax Corp.(Æ)	620	28	Pall Corp.	345		33
Con-way, Inc.	258	11	Parker-Hannifin Corp.	800		93
Copa Holdings SA Class A	39	4	Paychex, Inc.	1,219		55
Copart, Inc.(Æ)	1,038	38	Pentair PLC	812		50
Covanta Holding Corp.	268	5	Pitney Bowes, Inc.	1,481		36
Crane Co.	569	35	Quanta Services, Inc.(Æ)	2,178		58
CSX Corp.	8,113	270	Raytheon Co.	3,598		360
Cummins, Inc.	748	104	Regal-Beloit Corp.	238		16
Danaher Corp.	4,117	339	Republic Services, Inc. Class A	2,332		93
Deere & Co.	2,811	239	Robert Half International, Inc.	1,257		73
Delta Air Lines, Inc.	7,238	342	Rockwell Automation, Inc.	530		58
Donaldson Co., Inc.	1,033	38	Rockwell Collins, Inc.	731		63
Dover Corp.	891	62	Rollins, Inc.	334		11
Eaton Corp. PLC	3,683	232	Roper Industries, Inc.	571		88
Emerson Electric Co.	3,820	218	RR Donnelley & Sons Co.	451		7
Expeditors International of Washington, Inc.	667	29	Ryder System, Inc.	650		54
FedEx Corp.	2,220	375	Snap-on, Inc.	623		83
Flir Systems, Inc.	1,087	33	Southwest Airlines Co.	3,686		167
Flowserve Corp.	287	16	Spirit AeroSystems Holdings, Inc. Class A(Æ)	1,047		47
Fluor Corp.	552	30	Spirit Airlines, Inc.(Æ)	490		36
GATX Corp.	571	33	SPX Corp.	505		42
General Dynamics Corp.	3,062	408	Stanley Black & Decker, Inc.	1,204		113
General Electric Co.	76,241	1,821	Stericycle, Inc.(Æ)	407		53
Genesee & Wyoming, Inc. Class A(Æ)	109	9	Teekay Corp.	242		10
Genpact, Ltd.(Æ)	732	15	Terex Corp.	870		20
Graco, Inc.	196	14	Textron, Inc.	2,948		125
Honeywell International, Inc.	3,459	338	Tidewater, Inc.	232		7
Huntington Ingalls Industries, Inc.	349	41	Toro Co. (The)	647		42
IDEX Corp.	780	56	Towers Watson & Co. Class A	320		38
IHS, Inc. Class A(Æ)	115	13	TransDigm Group, Inc.	459		94
Illinois Tool Works, Inc.	1,791	167	Trimble Navigation, Ltd.(Æ)	1,488		35
ITT Corp.	779	28	Trinity Industries, Inc.	1,002		27
Jacobs Engineering Group, Inc.(Æ)	871	33	Triumph Group, Inc.	212		12
JB Hunt Transport Services, Inc.	573	46	Tyco International PLC	2,197		90
Joy Global, Inc.	664	28	Union Pacific Corp.	4,807		563
Kansas City Southern	130	14	United Continental Holdings, Inc.(Æ)	1,827		127

See accompanying notes which are an integral part of this quarterly report.
32 Select U.S. Equity Fund

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
United Parcel Service, Inc. Class B	2,513	248	Fortinet, Inc.(Æ)	1,174	35
United Rentals, Inc.(Æ)	521	43	Freescale Semiconductor, Ltd.(Æ)	1,208	39
United Technologies Corp.	6,448	740	Gartner, Inc.(Æ)	531	45
Vectrus, Inc.(Æ)	110	3	Google, Inc. Class C(Æ)	3,011	1,614
Verisk Analytics, Inc. Class A(Æ)	640	41	Groupon, Inc. Class A(Æ)	714	5
Wabtec Corp.	795	66	Harris Corp.	1,222	82
Waste Connections, Inc.	923	40	Hewlett-Packard Co.	18,913	683
Waste Management, Inc.	2,876	148	IAC/InterActiveCorp	434	26
Waters Corp.(Æ)	226	27	Informatica Corp.(Æ)	181	8
WESCO International, Inc.(Æ)	216	14	Ingram Micro, Inc. Class A(Æ)	1,662	42
WW Grainger, Inc.	245	58	Intel Corp.	42,913	1,418
Xerox Corp.	11,899	157	International Business Machines Corp.	5,425	832
Xylem, Inc.	837	29	Intuit, Inc.	1,728	150
Zebra Technologies Corp. Class A(Æ)	504	42	IPG Photonics Corp.(Æ)	75	6
		14,340	Jabil Circuit, Inc.	1,574	32
			JDS Uniphase Corp.(Æ)	748	9
Technology - 16.0%			Juniper Networks, Inc.	2,712	62
3D Systems Corp.(Æ)	161	5	KLA-Tencor Corp.	954	59
Activision Blizzard, Inc.	2,755	58	Knowles Corp.(Æ)	903	19
Adobe Systems, Inc.(Æ)	3,039	213	Lam Research Corp.	1,515	116
Akamai Technologies, Inc.(Æ)	1,384	80	Lambda TD Software, Inc.(Æ)	1,986	34
Altera Corp.	1,642	54	Leidos Holdings, Inc.	859	36
Amdocs, Ltd.	2,954	142	Linear Technology Corp.	909	41
Amphenol Corp. Class A	1,961	105	LinkedIn Corp. Class A(Æ)	204	46
Analog Devices, Inc.	1,729	90	Marvell Technology Group, Ltd.	6,571	102
Ansys, Inc.(Æ)	651	52	Maxim Integrated Products, Inc.	2,786	92
AOL, Inc.(Æ)	751	32	Microchip Technology, Inc.	1,781	80
Apple, Inc.	38,373	4,496	Micron Technology, Inc.(Æ)	8,287	242
Applied Materials, Inc.	7,180	164	Microsoft Corp.	59,821	2,417
ARRIS Group, Inc.(Æ)	1,029	27	Motorola Solutions, Inc.	1,253	78
Arrow Electronics, Inc.(Æ)	1,544	85	NCR Corp.(Æ)	933	24
Atmel Corp.	622	5	NetApp, Inc.	1,148	43
Autodesk, Inc.(Æ)	1,919	104	NetSuite, Inc.(Æ)	60	6
Avago Technologies, Ltd. Class A	1,434	148	Nuance Communications, Inc.(Æ)	847	12
Avnet, Inc.	1,166	49	NVIDIA Corp.	5,677	109
AVX Corp.	756	10	ON Semiconductor Corp.(Æ)	3,374	34
Bio Techne Corp.	347	32	Oracle Corp.	18,616	780
Broadcom Corp. Class A	3,801	161	Palo Alto Networks, Inc.(Æ)	390	49
Brocade Communications Systems, Inc.	5,209	58	PTC, Inc.(Æ)	918	31
CA, Inc.	3,157	96	QUALCOMM, Inc.	8,861	553
Cadence Design Systems, Inc.(Æ)	1,178	21	Rackspace Hosting, Inc.(Æ)	472	21
CDW Corp.	130	4	Red Hat, Inc.(Æ)	511	33
Cisco Systems, Inc.	46,091	1,215	Riverbed Technology, Inc.(Æ)	1,589	33
Citrix Systems, Inc.(Æ)	477	28	Rovi Corp.(Æ)	304	7
Cognizant Technology Solutions Corp. Class			Salesforce.com, Inc.(Æ)	2,906	164
A(Æ)	4,031	218	SanDisk Corp.	1,872	142
CommScope Holding Co., Inc.(Æ)	404	11	SBA Communications Corp. Class A(Æ)	941	110
Computer Sciences Corp.	2,037	124	ServiceNow, Inc.(Æ)	449	33
Corning, Inc.	11,741	279	Skyworks Solutions, Inc.	1,643	136
Cree, Inc.(Æ)	634	22	SolarWinds, Inc.(Æ)	141	7
Dolby Laboratories, Inc. Class A	297	12	Solera Holdings, Inc.	102	5
DST Systems, Inc.	484	47	Splunk, Inc.(Æ)	168	9
EchoStar Corp. Class A(Æ)	240	13	Stratasys, Ltd.(Æ)	110	9
Electronic Arts, Inc.(Æ)	2,350	129	SunEdison, Inc.(Æ)	2,190	41
EMC Corp.	19,708	511	Symantec Corp.	4,265	106
Equinix, Inc.(ö)	272	59	Synopsys, Inc.(Æ)	1,427	61
F5 Networks, Inc.(Æ)	698	78	Tableau Software, Inc. Class A(Æ)	164	13
Facebook, Inc. Class A(Æ)	10,253	778	Tech Data Corp.(Æ)	604	34
FireEye, Inc.(Æ)	156	5	Teradata Corp.(Æ)	724	32

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 33

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Teradyne, Inc.	1,569	28	UGI Corp.	2,752		102
Texas Instruments, Inc.	7,720	413	US Cellular Corp.(Æ)	143		5
Twitter, Inc.(Æ)	940	35	Vectren Corp.	937		45
VeriFone Systems, Inc.(Æ)	906	28	Verizon Communications, Inc.	24,001		1,097
VeriSign, Inc.(Æ)	179	10	Westar Energy, Inc. Class A	716		31
Vishay Intertechnology, Inc.	1,978	27	Windstream Holdings, Inc.	6,352		50
VMware, Inc. Class A(Æ)	767	59	Wisconsin Energy Corp.	1,152		64
Western Digital Corp.	2,568	250	Xcel Energy, Inc.	2,078		78
Workday, Inc. Class A(Æ)	132	10				6,179
Xilinx, Inc.	1,113	43
Yahoo!, Inc.(Æ)	7,821	344	Total Common Stocks
Yelp, Inc. Class A(Æ)	334	18	(cost $131,744)			132,992
Zynga, Inc. Class A(Æ)	2,360	6
		22,178	Investments in Other Funds - 0.6%
			Financial Services - 0.6%
Utilities - 4.4%			iShares Russell 2000 Value ETF	7,907		770
AGL Resources, Inc.	968	55	Total Investments in Other Funds
Alliant Energy Corp.	781	54	(cost $771)			770
Ameren Corp.	851	39
American Electric Power Co., Inc.	2,303	145	Short-Term Investments - 2.7%
American Water Works Co., Inc.	1,730	97	Russell U.S. Cash Management Fund	3,752,529	∞	3,753
Aqua America, Inc.	1,557	42	Total Short-Term Investments
AT&T, Inc.	47,188	1,552	(cost $3,753)			3,753
Atmos Energy Corp.	1,289	73
Calpine Corp.(Æ)	1,542	32	Total Investments 99.1%
CenterPoint Energy, Inc.	2,434	56	(identified cost $136,268)			137,515
CenturyLink, Inc.	6,700	249
CMS Energy Corp.	1,519	57	Other Assets and Liabilities, Net
Consolidated Edison, Inc.	1,059	73	- 0.9%			1,265
DTE Energy Co.	891	80	Net Assets - 100.0%			138,780
Duke Energy Corp.	2,235	195
Edison International	1,075	73
Energen Corp.	556	35
Entergy Corp.	521	46
Exelon Corp.	2,613	94
FirstEnergy Corp.	356	14
Frontier Communications Corp.	13,170	88
Hawaiian Electric Industries, Inc.	415	14
Integrys Energy Group, Inc.	727	59
Level 3 Communications, Inc.(Æ)	1,993	99
MDU Resources Group, Inc.	2,115	48
National Fuel Gas Co.	698	44
NextEra Energy, Inc.	631	69
NiSource, Inc.	2,866	124
Northeast Utilities	1,276	71
OGE Energy Corp.	903	32
Pepco Holdings, Inc.	1,351	37
PG&E Corp.	2,601	153
Pinnacle West Capital Corp.	671	47
PPL Corp.	1,452	52
Public Service Enterprise Group, Inc.	1,565	67
Questar Corp.	1,579	41
SCANA Corp.	1,028	66
Sempra Energy	1,895	212
Southern Co.	2,806	142
Sprint Corp.(Æ)	7,023	30
TECO Energy, Inc.	1,524	33
Telephone & Data Systems, Inc.	482	11
T-Mobile US, Inc.(Æ)	3,530	107

See accompanying notes which are an integral part of this quarterly report.

34 Select U.S. Equity Fund

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures			20	USD	2,214	03/15	(13)
S&P 500 E-Mini Index Futures			23	USD	2,287	03/15	(15)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(28)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2			Level 3		Total
Common Stocks
Consumer Discretionary	$20,389		$—			$—	$20,389
Consumer Staples	9,248		—			2	9,250
Energy	12,040		—			—	12,040
Financial Services	24,629		—			—	24,629
Health Care	19,033		—			—	19,033
Materials and Processing	4,954		—			—	4,954
Producer Durables	14,340		—			—	14,340
Technology	22,178		—			—	22,178
Utilities	6,179		—			—	6,179
Investments in Other Funds	770		—			—	770
Short-Term Investments	—		3,753			—	3,753
Total Investments	133,760		3,753			2	137,515

Other Financial Instruments
Futures Contracts	(28)		—			—	(28)
Total Other Financial Instruments*	$(28)		$—			$—	$(28)

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for period ended January 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 35

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.3%			Philip Morris International, Inc.	3,500	281
Consumer Discretionary - 13.7%			Procter & Gamble Co. (The)	42,430	3,576
Advance Auto Parts, Inc.	730	116	Sysco Corp.	30,340	1,188
Amazon.com, Inc.(Æ)	5,790	2,053	Whole Foods Market, Inc.	35,860	1,868
AutoZone, Inc.(Æ)	1,500	895			17,687
Best Buy Co., Inc.	3,400	120
Carnival Corp.	13,600	598	Energy - 5.7%
CBS Corp. Class B	4,235	232	Atwood Oceanics, Inc.	5,600	160
Chipotle Mexican Grill, Inc. Class A(Æ)	1,987	1,410	Baker Hughes, Inc.	7,100	412
Choice Hotels International, Inc.	1,900	109	Cameron International Corp.(Æ)	31,750	1,422
Comcast Corp. Class A(Æ)	110,150	5,853	Chevron Corp.	55,290	5,668
Costco Wholesale Corp.	10,540	1,507	ConocoPhillips	9,790	617
CST Brands, Inc.	7,000	302	Devon Energy Corp.	5,700	344
Domino's Pizza, Inc.	800	79	EOG Resources, Inc.	5,980	532
DR Horton, Inc.	18,725	459	Exxon Mobil Corp.	76,411	6,680
Estee Lauder Cos., Inc. (The) Class A	8,251	582	Marathon Petroleum Corp.	2,400	222
Ford Motor Co.	12,300	181	Newfield Exploration Co.(Æ)	3,200	95
Garmin, Ltd.	9,000	471	Occidental Petroleum Corp.	48,550	3,883
General Motors Co.	23,700	773	PBF Energy, Inc. Class A	3,900	110
Hilton Worldwide Holdings, Inc.(Æ)	18,200	473	Phillips 66(Æ)	6,500	457
Hyatt Hotels Corp. Class A(Æ)	6,200	349	Pioneer Natural Resources Co.	3,725	561
Johnson Controls, Inc.	103,678	4,818	Schlumberger, Ltd.	23,840	1,964
Kohl's Corp.	12,400	741	Tesoro Corp.	3,200	262
L Brands, Inc.	10,590	896	Valero Energy Corp.	17,900	947
La Quinta Holdings, Inc.(Æ)	9,100	185			24,336
Las Vegas Sands Corp.	39,600	2,153
Liberty Media Corp.(Æ)	38,200	1,303	Financial Services - 19.3%
Lowe's Cos., Inc.	42,990	2,913	Ally Financial, Inc.(Æ)	6,000	112
Lululemon Athletica, Inc.(Æ)	7,700	510	American Express Co.	37,530	3,028
Marriott International, Inc. Class A	1,000	75	American International Group, Inc.	18,600	909
News Corp. Class A(Æ)	17,400	259	American Tower Corp. Class A(ö)	16,040	1,555
Nike, Inc. Class B	20,597	1,900	Ameriprise Financial, Inc.	19,677	2,458
Omnicom Group, Inc.	42,500	3,094	Aon PLC	45,984	4,141
O'Reilly Automotive, Inc.(Æ)	1,810	339	Arch Capital Group, Ltd.(Æ)	4,700	272
Priceline Group, Inc. (The)(Æ)	1,370	1,383	Bank of America Corp.	221,250	3,353
PulteGroup, Inc.	21,809	449	Bank of New York Mellon Corp. (The)	19,500	702
PVH Corp.	14,147	1,560	Berkshire Hathaway, Inc. Class B(Æ)	2,850	410
Royal Caribbean Cruises, Ltd.	12,332	932	BlackRock, Inc. Class A	6,410	2,183
Starbucks Corp.	30,448	2,665	BOK Financial Corp.	1,000	54
Target Corp.	14,900	1,097	Capital One Financial Corp.	9,100	666
Time Warner, Inc.	17,000	1,325	Charles Schwab Corp. (The)	19,970	519
TJX Cos., Inc.	12,410	818	Chubb Corp. (The)	1,550	152
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	8,002	1,056	Citigroup, Inc.	112,910	5,301
Under Armour, Inc. Class A(Æ)	8,948	645	Comerica, Inc.	12,340	512
Viacom, Inc. Class B	60,460	3,895	Crown Castle International Corp.(ö)	28,090	2,430
Wal-Mart Stores, Inc.	31,531	2,680	Cullen/Frost Bankers, Inc.	10,730	668
Walt Disney Co. (The)	50,510	4,595	Discover Financial Services	36,056	1,961
		58,848	Fiserv, Inc.(Æ)	4,800	348
			FleetCor Technologies, Inc.(Æ)	5,400	759
Consumer Staples - 4.1%			Franklin Resources, Inc.	36,140	1,863
Archer-Daniels-Midland Co.	17,300	807	Global Payments, Inc.	1,900	166
Casey's General Stores, Inc.	700	64	Goldman Sachs Group, Inc. (The)	19,350	3,337
Coca-Cola Co. (The)	32,100	1,322	Intercontinental Exchange, Inc.	8,950	1,841
Colgate-Palmolive Co.	27,940	1,887	Invesco, Ltd.	6,600	242
Constellation Brands, Inc. Class A(Æ)	7,081	782	JPMorgan Chase & Co.	47,100	2,561
Hershey Co. (The)	15,600	1,594	Lincoln National Corp.	3,200	160
Kroger Co. (The)	16,500	1,139	Marsh & McLennan Cos., Inc.	3,900	210
Mondelez International, Inc. Class A	52,149	1,838	MasterCard, Inc. Class A	33,734	2,767
PepsiCo, Inc.	14,300	1,341	McGraw Hill Financial, Inc.	5,435	486

See accompanying notes which are an integral part of this quarterly report.
36 Russell U.S. Large Cap Equity Fund

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
MetLife, Inc.	48,730	2,266	Materials and Processing - 4.2%
Moody's Corp.	3,200	292	Alcoa, Inc.	66,468	1,041
Morgan Stanley	78,727	2,662	Ashland, Inc.	10,176	1,206
Northern Trust Corp.	61,649	4,032	Dow Chemical Co. (The)	20,300	917
PNC Financial Services Group, Inc. (The)	40,660	3,437	Ecolab, Inc.	18,020	1,870
Principal Financial Group, Inc.	7,700	361	Fastenal Co.	32,840	1,458
Progressive Corp. (The)	24,700	641	International Flavors & Fragrances, Inc.	5,900	626
Prudential Financial, Inc.	10,690	811	LyondellBasell Industries NV Class A	6,619	523
Regions Financial Corp.	146,110	1,271	Monsanto Co.	46,600	5,498
Simon Property Group, Inc.(ö)	8,553	1,699	Mosaic Co. (The)	32,500	1,582
Springleaf Holdings, Inc. Class A(Æ)	1,800	57	PPG Industries, Inc.	12,805	2,854
State Street Corp.	30,340	2,170	Sherwin-Williams Co. (The)	1,210	328
T Rowe Price Group, Inc.	22,340	1,759			17,903
Travelers Cos., Inc. (The)	17,220	1,770
US Bancorp	66,570	2,790	Producer Durables - 10.0%
Visa, Inc. Class A	16,432	4,188	Accenture PLC Class A	1,400	118
Voya Financial, Inc.	15,800	616	AO Smith Corp.	8,840	525
Wells Fargo & Co.	106,650	5,537	Automatic Data Processing, Inc.	28,240	2,331
		82,485	Babcock & Wilcox Co. (The)	7,630	208
			Boeing Co. (The)	43,750	6,360
Health Care - 16.2%			Canadian Pacific Railway, Ltd.	5,553	970
Abbott Laboratories	32,000	1,432	Caterpillar, Inc.	6,600	528
AbbVie, Inc.	9,000	543	CSX Corp.	5,580	186
Actavis PLC(Æ)	12,921	3,444	Cummins, Inc.	2,770	386
Aetna, Inc.	16,133	1,482	Delta Air Lines, Inc.	48,048	2,273
Agilent Technologies, Inc.	35,249	1,331	FedEx Corp.	9,880	1,671
Alexion Pharmaceuticals, Inc.(Æ)	2,801	513	General Dynamics Corp.	16,800	2,238
AmerisourceBergen Corp. Class A	5,100	485	General Electric Co.	356,690	8,520
Amgen, Inc.	27,070	4,122	HD Supply Holdings, Inc.(Æ)	7,100	205
Baxter International, Inc.	20,435	1,437	Honeywell International, Inc.	45,150	4,414
Biogen Idec, Inc.(Æ)	3,823	1,488	L-3 Communications Holdings, Inc.	1,230	151
Bristol-Myers Squibb Co.	34,072	2,054	Lockheed Martin Corp.	5,410	1,019
Cardinal Health, Inc.	7,700	641	Norfolk Southern Corp.	7,800	795
Celgene Corp.(Æ)	7,196	858	Northrop Grumman Corp.	4,810	755
Cerner Corp.(Æ)	29,180	1,936	Paychex, Inc.	15,500	702
Cigna Corp.	30,650	3,274	Pentair PLC	28,900	1,786
Edwards Lifesciences Corp.(Æ)	2,900	364	Raytheon Co.	12,020	1,203
Eli Lilly & Co.	22,540	1,623	Rockwell Collins, Inc.	7,700	659
Express Scripts Holding Co.(Æ)	39,500	3,188	Southwest Airlines Co.	6,200	280
Gilead Sciences, Inc.(Æ)	34,236	3,589	Textron, Inc.	5,900	251
HCA Holdings, Inc.(Æ)	20,300	1,437	Toro Co. (The)	200	13
Health Net, Inc.(Æ)	2,900	157	Union Pacific Corp.	23,280	2,729
Humana, Inc.	4,700	688	United Continental Holdings, Inc.(Æ)	19,867	1,378
Illumina, Inc.(Æ)	3,480	679			42,654
Intuitive Surgical, Inc.(Æ)	967	478
Johnson & Johnson	57,260	5,734	Technology - 17.2%
McKesson Corp.	12,828	2,728	Amdocs, Ltd.	900	43
Medtronic PLC	34,234	2,444	Apple, Inc.	65,542	7,679
Merck & Co., Inc.	56,490	3,405	ASML Holding NV Class G	17,050	1,772
Perrigo Co. PLC	6,690	1,015	Broadcom Corp. Class A	17,670	750
Pfizer, Inc.	320,477	10,015	Cisco Systems, Inc.	88,180	2,325
Regeneron Pharmaceuticals, Inc.(Æ)	2,514	1,047	Cognizant Technology Solutions Corp. Class
Sanofi - ADR	34,157	1,574	A(Æ)	14,200	769
UnitedHealth Group, Inc.	20,010	2,126	Dolby Laboratories, Inc. Class A	3,300	128
Valeant Pharmaceuticals International, Inc.			Electronic Arts, Inc.(Æ)	15,550	853
(Æ)	13,700	2,192	EMC Corp.	118,660	3,077
		69,523	Equinix, Inc.(ö)	8,673	1,881
			Facebook, Inc. Class A(Æ)	20,180	1,532
			Google, Inc. Class C(Æ)	11,198	5,988

			See accompanying notes which are an integral part of this quarterly report.
			Russell U.S. Large Cap Equity Fund 37

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($) or		Value
	Shares		$
Hewlett-Packard Co.	25,330		915
Intel Corp.	113,500		3,750
International Business Machines Corp.	10,880		1,668
Intuit, Inc.	600		52
Juniper Networks, Inc.	77,480		1,761
Lam Research Corp.	11,339		867
Leidos Holdings, Inc.	1,210		50
LinkedIn Corp. Class A(Æ)	3,566		801
Maxim Integrated Products, Inc.	55,900		1,850
Mentor Graphics Corp.	3,100		71
Microsoft Corp.	109,798		4,436
Motorola Solutions, Inc.	11,080		692
NetApp, Inc.	85,240		3,222
NXP Semiconductors NV(Æ)	12,949		1,027
Oracle Corp.	138,475		5,800
Palo Alto Networks, Inc.(Æ)	1,500		190
QUALCOMM, Inc.	59,920		3,743
Red Hat, Inc.(Æ)	15,610		996
Salesforce.com, Inc.(Æ)	31,831		1,797
SanDisk Corp.	25,170		1,911
SAP SE - ADR	23,000		1,503
ServiceNow, Inc.(Æ)	9,257		675
Splunk, Inc.(Æ)	8,915		460
Symantec Corp.	18,900		468
Synopsys, Inc.(Æ)	16,290		700
Syntel, Inc.(Æ)	2,220		96
Tableau Software, Inc. Class A(Æ)	4,700		380
Texas Instruments, Inc.	31,710		1,695
VeriFone Systems, Inc.(Æ)	4,100		129
VMware, Inc. Class A(Æ)	900		69
Vodafone Group PLC - ADR	89,843		3,156
Western Digital Corp.	11,912		1,158
Workday, Inc. Class A(Æ)	9,124		725
Zynga, Inc. Class A(Æ)	28,400		73
			73,683

Utilities - 2.9%
AT&T, Inc.	71,810		2,364
Duke Energy Corp.	19,575		1,706
Exelon Corp.	64,000		2,307
NextEra Energy, Inc.	17,635		1,927
Verizon Communications, Inc.	87,970		4,020
			12,324

Total Common Stocks
(cost $345,987)			399,443

Short-Term Investments - 6.3%
Russell U.S. Cash Management Fund	27,144,919	∞	27,145
Total Short-Term Investments
(cost $27,145)			27,145

Total Investments 99.6%
(identified cost $373,132)			426,588

Other Assets and Liabilities, Net
- 0.4%			1,896
Net Assets - 100.0%			428,484

See accompanying notes which are an integral part of this quarterly report.

38 Russell U.S. Large Cap Equity Fund

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		224	USD	22,270	03/15	(287)
S&P E-Mini Consumer Staples Select Sector Index Futures		57	USD	2,738	03/15	(14)
S&P E-Mini Energy Select Sector Index Futures		38	USD	2,860	03/15	13
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(288)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$58,848	$—			$—	$58,848
Consumer Staples	17,687	—			—	17,687
Energy	24,336	—			—	24,336
Financial Services	82,485	—			—	82,485
Health Care	69,523	—			—	69,523
Materials and Processing	17,903	—			—	17,903
Producer Durables	42,654	—			—	42,654
Technology	73,683	—			—	73,683
Utilities	12,324	—			—	12,324
Short-Term Investments	—	27,145			—	27,145
Total Investments	399,443	27,145			—	426,588

Other Financial Instruments
Futures Contracts	(288)	—			—	(288)
Total Other Financial Instruments*	$(288)	$—			$—	$(288)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 39

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 92.6%			Archer-Daniels-Midland Co.	5,300	247
Consumer Discretionary - 15.6%			Campbell Soup Co.	408	19
Advance Auto Parts, Inc.	6,137	976	Casey's General Stores, Inc.	1,300	119
Aramark	8,600	269	Church & Dwight Co., Inc.	3,125	253
AutoZone, Inc.(Æ)	1,572	938	Clorox Co. (The)	2,604	278
Best Buy Co., Inc.	20,200	711	ConAgra Foods, Inc.	607	21
Burlington Stores, Inc.(Æ)	2,100	105	Constellation Brands, Inc. Class A(Æ)	223	25
CarMax, Inc.(Æ)	26,527	1,647	Dr Pepper Snapple Group, Inc.	3,784	292
Carter's, Inc.	14,006	1,141	Hormel Foods Corp.	386	20
Charter Communications, Inc. Class A(Æ)	4,660	704	Ingredion, Inc.	258	21
Cheesecake Factory, Inc. (The)	6,800	357	Kroger Co. (The)	16,829	1,162
Chipotle Mexican Grill, Inc. Class A(Æ)	1,190	845	McCormick & Co., Inc.	2,453	175
Choice Hotels International, Inc.	5,000	287	Pinnacle Foods, Inc.	17,031	613
Coty, Inc. Class A(Æ)	24,900	474	Sprouts Farmers Market, Inc.(Æ)	42,150	1,535
Cracker Barrel Old Country Store, Inc.	1,500	202	Sysco Corp.	19,800	775
CST Brands, Inc.	13,500	582	WhiteWave Foods Co. (The) Class A(Æ)	7,500	247
DISH Network Corp. Class A(Æ)	9,700	682			6,049
Dollar Tree, Inc.(Æ)	9,897	704
Domino's Pizza, Inc.	7,000	693	Energy - 4.0%
DR Horton, Inc.	26,000	638	Atwood Oceanics, Inc.	14,400	412
Foot Locker, Inc.	3,279	175	Cabot Oil & Gas Corp.	30,000	795
Gap, Inc. (The)	471	19	Delek US Holdings, Inc.	3,300	102
Graham Holdings Co. Class B	37	35	Diamond Offshore Drilling, Inc.	6,345	200
Hanesbrands, Inc.	8,573	955	Dresser-Rand Group, Inc.(Æ)	741	59
Hilton Worldwide Holdings, Inc.(Æ)	25,100	652	FMC Technologies, Inc.(Æ)	27,262	1,022
Hyatt Hotels Corp. Class A(Æ)	8,898	501	Newfield Exploration Co.(Æ)	16,400	488
Johnson Controls, Inc.	17,200	799	NextEra Energy Partners, LP(Ñ)	16,060	644
KAR Auction Services, Inc.	21,700	740	Noble Energy, Inc.	34,500	1,647
L Brands, Inc.	12,000	1,016	Patterson-UTI Energy, Inc.	21,100	362
Live Nation Entertainment, Inc.(Æ)	44,879	1,067	PBF Energy, Inc. Class A	9,400	264
LKQ Corp.(Æ)	57,981	1,496	Phillips 66(Æ)	2,200	155
MercadoLibre, Inc.(Ñ)	11,669	1,446	Pioneer Natural Resources Co.	5,700	858
Mohawk Industries, Inc.(Æ)	135	22	Rowan Cos. PLC Class A	11,165	236
News Corp. Class A(Æ)	25,600	381	Tesoro Corp.	9,400	768
Norwegian Cruise Line Holdings, Ltd.(Æ)	10,700	468	Valero Energy Corp.	4,500	238
NVR, Inc.(Æ)	131	164			8,250
O'Reilly Automotive, Inc.(Æ)	13,211	2,475
Priceline Group, Inc. (The)(Æ)	1,056	1,066	Financial Services - 22.7%
PulteGroup, Inc.	186	4	Affiliated Managers Group, Inc.(Æ)	3,730	767
PVH Corp.	11,400	1,257	Alleghany Corp.(Æ)	440	195
Ralph Lauren Corp. Class A	3,900	651	Allied World Assurance Co. Holdings AG	533	21
Ross Stores, Inc.	11,371	1,043	Allstate Corp. (The)	9,612	671
Royal Caribbean Cruises, Ltd.	10,700	808	Ally Financial, Inc.(Æ)	31,000	580
Scripps Networks Interactive, Inc. Class A	1,400	100	American Financial Group, Inc.	745	43
Service Corp. International	970	22	American National Insurance Co.	1,428	149
Signet Jewelers, Ltd.	179	22	American Tower Corp. Class A(ö)	1,800	174
Sonic Corp.	2,800	85	Ameriprise Financial, Inc.	20,340	2,541
Starz(Æ)	846	25	Annaly Capital Management, Inc.(ö)	43,800	463
Thor Industries, Inc.	363	20	Aon PLC	18,637	1,678
TripAdvisor, Inc.(Æ)	17,056	1,143	Arch Capital Group, Ltd.(Æ)	12,300	713
VF Corp.	915	63	Arthur J Gallagher & Co.	14,500	644
Viacom, Inc. Class B	7,909	510	Aspen Insurance Holdings, Ltd.	5,516	239
Wendy's Co. (The)	2,167	23	Assurant, Inc.	10,947	695
Williams-Sonoma, Inc.	293	23	Assured Guaranty, Ltd.	2,505	61
Wynn Resorts, Ltd.	3,300	488	Axis Capital Holdings, Ltd.	9,334	475
		31,719	BankUnited, Inc.	26,300	727
			BOK Financial Corp.	6,500	352
Consumer Staples - 3.0%			Brixmor Property Group, Inc.(ö)	9,590	260
Andersons, Inc. (The)	5,500	247	CBOE Holdings, Inc.	12,233	789

See accompanying notes which are an integral part of this quarterly report.
40 Russell U.S. Mid Cap Equity Fund

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Charles Schwab Corp. (The)	11,000	286	White Mountains Insurance Group, Ltd.	191	123
CNA Financial Corp.	510	20			46,246
Columbia Property Trust, Inc.(ö)	22,600	553
Comerica, Inc.	45,965	1,908	Health Care - 10.5%
Corporate Office Properties Trust(ö)	15,800	474	Aetna, Inc.	14,400	1,322
Crown Castle International Corp.(ö)	28,200	2,440	Agilent Technologies, Inc.	20,921	790
Cullen/Frost Bankers, Inc.	9,300	579	Alexion Pharmaceuticals, Inc.(Æ)	1,150	211
Discover Financial Services	8,000	435	AmerisourceBergen Corp. Class A	11,955	1,136
Douglas Emmett, Inc.(ö)	21,300	607	Anthem, Inc.	8,401	1,134
Duke Realty Corp.(ö)	23,400	511	athenahealth, Inc.(Æ)	5,269	736
E*Trade Financial Corp.(Æ)	22,300	514	Bio-Rad Laboratories, Inc. Class A(Æ)	3,040	348
Endurance Specialty Holdings, Ltd.	3,837	235	Boston Scientific Corp.(Æ)	50,915	754
Everest Re Group, Ltd.	4,240	727	Cardinal Health, Inc.	12,882	1,072
FactSet Research Systems, Inc.	13,534	1,943	CareFusion Corp.(Æ)	468	28
Fifth Third Bancorp	1,518	26	Centene Corp.(Æ)	6,000	655
FNF Group	670	23	Cerner Corp.(Æ)	29,542	1,960
Global Payments, Inc.	7,400	646	Cigna Corp.	15,300	1,634
Hanover Insurance Group, Inc. (The)	286	20	Community Health Systems, Inc.(Æ)	9,800	461
Hartford Financial Services Group, Inc.	40,990	1,594	Cooper Cos., Inc. (The)	137	22
HCP, Inc.(ö)	18,247	863	CR Bard, Inc.	132	23
Health Care REIT, Inc.(ö)	3,715	304	Dentsply International, Inc.	3,758	188
Hudson City Bancorp, Inc.	16,299	146	Edwards Lifesciences Corp.(Æ)	6,410	803
Invesco, Ltd.	34,200	1,256	Health Net, Inc.(Æ)	11,300	612
Jack Henry & Associates, Inc.	16,925	1,039	Henry Schein, Inc.(Æ)	1,743	241
Kimco Realty Corp.(ö)	27,400	758	Hill-Rom Holdings, Inc.	13,800	659
Lazard, Ltd. Class A	34,100	1,562	Humana, Inc.	5,570	816
Lincoln National Corp.	14,200	710	IDEXX Laboratories, Inc.(Æ)	1,492	236
M&T Bank Corp.	2,134	241	Laboratory Corp. of America Holdings(Æ)	2,392	275
Markel Corp.(Æ)	366	250	Nektar Therapeutics(Æ)	6,100	89
MB Financial, Inc.	26,600	756	Omnicare, Inc.	26,199	1,964
MBIA, Inc.(Æ)	3,304	26	Patterson Cos., Inc.	415	21
McGraw Hill Financial, Inc.	11,320	1,012	Quest Diagnostics, Inc.	3,987	283
Moody's Corp.	8,000	731	Quintiles Transnational Holdings, Inc.(Æ)	11,100	672
Navient Corp.	11,939	236	Seattle Genetics, Inc.(Æ)(Ñ)	9,100	284
New York Community Bancorp, Inc.(Ñ)	11,566	179	Sirona Dental Systems, Inc.(Æ)	1,783	161
Northern Trust Corp.	11,000	719	STERIS Corp.(Ñ)	23,600	1,539
Omega Healthcare Investors, Inc.(ö)	1,419	62	Teleflex, Inc.	1,295	142
PartnerRe, Ltd.	216	25	Zoetis, Inc. Class A	703	30
Popular, Inc.(Æ)	2,401	74			21,301
Principal Financial Group, Inc.	14,600	685
Progressive Corp. (The)	29,200	758	Materials and Processing - 6.9%
Prologis, Inc.(ö)	3,900	176	Airgas, Inc.	12,025	1,355
Prosperity Bancshares, Inc.	2,500	114	Alcoa, Inc.	49,500	775
Protective Life Corp.	359	25	AptarGroup, Inc.	1,636	103
Prudential Financial, Inc.	4,500	341	Ashland, Inc.	9,500	1,126
Regions Financial Corp.	131,609	1,145	Ball Corp.	553	35
Reinsurance Group of America, Inc. Class A	239	20	Bemis Co., Inc.	2,635	117
RenaissanceRe Holdings, Ltd.(Ñ)	2,471	236	Cabot Corp.	34,756	1,474
StanCorp Financial Group, Inc.	302	19	Eastman Chemical Co.	2,500	177
SVB Financial Group(Æ)	3,410	385	Ecolab, Inc.	13,620	1,413
T Rowe Price Group, Inc.	18,112	1,426	Fastenal Co.(Ñ)	21,993	976
TCF Financial Corp.	27,021	397	Ingersoll-Rand PLC	14,200	943
TD Ameritrade Holding Corp.	35,878	1,162	International Flavors & Fragrances, Inc.	6,188	657
TFS Financial Corp.	2,280	32	Martin Marietta Materials, Inc.	7,000	754
Torchmark Corp.	1,002	50	MeadWestvaco Corp.	24,000	1,207
Umpqua Holdings Corp.	85,100	1,320	Nucor Corp.	1,700	74
Validus Holdings, Ltd.	5,836	231	PPG Industries, Inc.	2,850	635
Ventas, Inc.(ö)	2,569	205	Rock-Tenn Co. Class A	386	25
Voya Financial, Inc.	17,148	669	Sherwin-Williams Co. (The)	3,680	998

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 41

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Sigma-Aldrich Corp.	1,987	273	Freescale Semiconductor, Ltd.(Æ)(Ñ)	12,400	398
Silgan Holdings, Inc.	1,129	58	Intersil Corp. Class A	99,100	1,418
Sonoco Products Co.	2,593	115	Intuit, Inc.	3,249	282
Valspar Corp.	607	51	Juniper Networks, Inc.	101,900	2,316
Watsco, Inc.	7,538	821	Leidos Holdings, Inc.	12,000	497
		14,162	LinkedIn Corp. Class A(Æ)	4,908	1,103
			Marvell Technology Group, Ltd.	51,500	798
Producer Durables - 11.7%			Maxim Integrated Products, Inc.	42,300	1,400
AGCO Corp.	5,344	232	Mentor Graphics Corp.	21,160	487
Allegiant Travel Co. Class A	680	123	Motorola Solutions, Inc.	13,034	813
AO Smith Corp.	8,700	517	NetApp, Inc.	61,135	2,311
Avery Dennison Corp.	884	46	Nuance Communications, Inc.(Æ)	26,000	357
Babcock & Wilcox Co. (The)	18,900	515	Plexus Corp.(Æ)	700	26
CH Robinson Worldwide, Inc.	3,542	252	Polycom, Inc.(Æ)	32,900	438
Cintas Corp.	332	26	Red Hat, Inc.(Æ)	9,600	612
Covanta Holding Corp.	3,260	67	SanDisk Corp.	32,300	2,452
Cummins, Inc.	990	138	SBA Communications Corp. Class A(Æ)	8,774	1,024
Delta Air Lines, Inc.	9,500	449	Seagate Technology PLC	16,800	948
Flowserve Corp.	5,700	311	Symantec Corp.	35,200	872
Fluor Corp.	9,400	504	Synopsys, Inc.(Æ)	20,493	881
HD Supply Holdings, Inc.(Æ)	20,800	600	Syntel, Inc.(Æ)	5,400	233
Huntington Ingalls Industries, Inc.	5,020	585	Tessera Technologies, Inc.	2,500	93
IHS, Inc. Class A(Æ)	14,770	1,700	Ultimate Software Group, Inc.(Æ)	9,551	1,414
Itron, Inc.(Æ)	4,766	177	VMware, Inc. Class A(Æ)	2,300	177
Knight Transportation, Inc.	5,190	148	Western Digital Corp.	8,091	787
L-3 Communications Holdings, Inc.	5,912	728	Workday, Inc. Class A(Æ)	23,253	1,848
Landstar System, Inc.	9,300	596	Zynga, Inc. Class A(Æ)	127,000	325
Lexmark International, Inc. Class A	2,800	112			29,616
Northrop Grumman Corp.	2,860	449
PACCAR, Inc.	289	17	Utilities - 3.7%
Paychex, Inc.	16,100	729	AGL Resources, Inc.	3,733	210
Republic Services, Inc. Class A	5,704	226	Alliant Energy Corp.	1,670	115
Rockwell Automation, Inc.	12,100	1,318	American Water Works Co., Inc.	4,869	273
Rockwell Collins, Inc.	9,032	773	Aqua America, Inc.	4,615	125
Rollins, Inc.	52,864	1,747	Atmos Energy Corp.	1,157	66
Southwest Airlines Co.	20,500	926	Calpine Corp.(Æ)	10,791	225
Stanley Black & Decker, Inc.	262	25	CenterPoint Energy, Inc.	1,704	39
Stericycle, Inc.(Æ)	20,123	2,642	Consolidated Edison, Inc.	4,335	300
Textron, Inc.	14,800	630	Dominion Resources, Inc.	1,200	92
Tidewater, Inc.(Ñ)	48,271	1,412	DTE Energy Co.	347	31
Towers Watson & Co. Class A	11,300	1,339	Edison International	13,400	913
Trimble Navigation, Ltd.(Æ)	38,287	913	Entergy Corp.	2,773	243
Tyco International PLC	30,546	1,247	Exelon Corp.	32,208	1,161
United Continental Holdings, Inc.(Æ)	12,300	853	Great Plains Energy, Inc.	749	22
Vectrus, Inc.(Æ)	1,611	45	Northeast Utilities	4,545	253
Wabtec Corp.	8,440	704	NRG Energy, Inc.	51,800	1,277
WW Grainger, Inc.	131	31	OGE Energy Corp.	504	18
		23,852	Pepco Holdings, Inc.	2,114	58
			Pinnacle West Capital Corp.	415	29
Technology - 14.5%			PPL Corp.	574	20
Activision Blizzard, Inc.	6,382	133	Questar Corp.	3,102	81
Amdocs, Ltd.	8,946	431	Sempra Energy	13,075	1,463
Aruba Networks, Inc.(Æ)	12,600	209	UGI Corp.	4,480	166
Broadcom Corp. Class A	21,600	917	Vectren Corp.	455	22
Brocade Communications Systems, Inc.	63,220	703	Westar Energy, Inc. Class A	3,336	143
Cadence Design Systems, Inc.(Æ)	41,960	755	Xcel Energy, Inc.	6,848	257
Cypress Semiconductor Corp.(Æ)(Ñ)	64,000	943			7,602
Dolby Laboratories, Inc. Class A	9,190	357
Electronic Arts, Inc.(Æ)	15,650	858

See accompanying notes which are an integral part of this quarterly report.

42 Russell U.S. Mid Cap Equity Fund

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Total Common Stocks
	(cost $166,229)			188,797

Short	-Term Investments - 6.6%
	Russell U.S. Cash Management Fund	13,400,163	∞	13,400
	Total Short-Term Investments
	(cost $13,400)			13,400

	Other Securities - 2.3%
	Russell U.S. Cash Collateral Fund(×)	4,681,290	∞	4,681
	Total Other Securities
	(cost $4,681)			4,681

	Total Investments 101.5%
	(identified cost $184,310)			206,878

	Other Assets and Liabilities, Net
-	(1.5%)			(3,097)
	Net Assets - 100.0%			203,781

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 43

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures		95	USD	13,598	03/15	—
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						—

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$31,719	$—			$—	$31,719
Consumer Staples	6,049	—			—	6,049
Energy	8,250	—			—	8,250
Financial Services	46,246	—			—	46,246
Health Care	21,301	—			—	21,301
Materials and Processing	14,162	—			—	14,162
Producer Durables	23,852	—			—	23,852
Technology	29,616	—			—	29,616
Utilities	7,602	—			—	7,602
Short-Term Investments	—	13,400			—	13,400
Other Securities	—	4,681			—	4,681
Total Investments	188,797	18,081			—	206,878

Other Financial Instruments
Futures Contracts	—	—			—	—
Total Other Financial Instruments*	$—	$—			$—	$—

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

44 Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.3%			Fuel Systems Solutions, Inc.(Æ)	500,606	5,376
Consumer Discretionary - 17.3%			Full House Resorts, Inc.(Æ)	545,098	747
1-800-Flowers.com, Inc. Class A(Æ)	2,999	24	Genesco, Inc.(Æ)	3,300	236
2U, Inc.(Æ)(Ñ)	54,567	971	Gentherm, Inc.(Æ)	75,782	2,787
Abercrombie & Fitch Co. Class A	137,951	3,521	G-III Apparel Group, Ltd.(Æ)	42,322	4,114
AMC Entertainment Holdings, Inc. Class A	112,251	3,156	Graham Holdings Co. Class B	500	468
American Eagle Outfitters, Inc.	144,000	2,022	Grand Canyon Education, Inc.(Æ)	37,290	1,634
ANN, Inc.(Æ)	220,954	7,314	Gray Television, Inc.(Æ)	389,972	3,689
Aramark	8,313	260	Guess?, Inc.	7,800	146
Beazer Homes USA, Inc.(Æ)	97,189	1,536	Harte-Hanks, Inc.	112,544	818
bebe stores inc	16,100	58	HSN, Inc.	20,400	1,580
Belmond, Ltd. Class A(Æ)	173,397	1,906	IMAX Corp.(Æ)(Ñ)	44,174	1,472
Black Diamond, Inc.(Æ)	11,696	74	Interval Leisure Group, Inc.	139,800	3,227
Boyd Gaming Corp.(Æ)	83,422	1,089	Isle of Capri Casinos, Inc.(Æ)	207,108	2,121
Brinker International, Inc.	78,678	4,597	Jack in the Box, Inc.	79,509	6,742
Brown Shoe Co., Inc.	35,238	1,000	Johnson Outdoors, Inc. Class A	8,100	243
Buffalo Wild Wings, Inc.(Æ)	10,583	1,887	Journal Communications, Inc. Class A(Æ)	176,611	1,775
Build-A-Bear Workshop, Inc. Class A(Æ)	61,019	1,258	KAR Auction Services, Inc.	94,455	3,222
Burlington Stores, Inc.(Æ)	26,664	1,330	Kirkland's, Inc.(Æ)	57,491	1,338
Cabela's, Inc.(Æ)(Ñ)	67,046	3,684	Kona Grill, Inc.(Æ)	62,200	1,462
Capella Education Co.	77,514	5,270	Krispy Kreme Doughnuts, Inc.(Æ)	290,570	5,657
Carmike Cinemas, Inc.(Æ)	149,230	4,129	La Quinta Holdings, Inc.(Æ)	16,900	344
Carriage Services, Inc. Class A	58,906	1,284	Lands' End, Inc.(Æ)(Ñ)	18,810	653
Carrols Restaurant Group, Inc.(Æ)	155,895	1,241	Lee Enterprises, Inc.(Æ)(Ñ)	598,215	1,765
Carter's, Inc.	43,392	3,536	Libbey, Inc.	45,224	1,479
Central Garden and Pet Co. Class A(Æ)	21,000	191	Liberty TripAdvisor Holdings, Inc. Class
Century Communities, Inc.(Æ)	57,938	933	A(Æ)	230,100	5,509
Cheesecake Factory, Inc. (The)	177,826	9,338	Liberty Ventures Class A(Æ)	224,100	8,370
Cherokee, Inc.	99,208	1,804	Lincoln Educational Services Corp.	1,062,872	2,763
Chico's FAS, Inc.	379,479	6,330	Lithia Motors, Inc. Class A	58,285	4,937
Children's Place, Inc. (The)	18,053	1,082	Malibu Boats, Inc. Class A(Æ)	77,778	1,697
Choice Hotels International, Inc.	5,500	316	Marcus Corp.	38,510	726
Churchill Downs, Inc.	37,804	3,591	MarineMax, Inc.(Æ)	113,212	2,888
Cinemark Holdings, Inc.	30,281	1,126	Marriott Vacations Worldwide Corp.	6,800	520
Citi Trends, Inc.(Æ)	312,777	7,159	Martha Stewart Living Omnimedia, Inc. Class
Columbia Sportswear Co.	56,634	2,407	A(Æ)	135,994	631
Cooper-Standard Holding, Inc.(Æ)	12,002	627	MDC Holdings, Inc.(Ñ)	60,335	1,508
Coty, Inc. Class A(Æ)	49,000	932	MDC Partners, Inc. Class A	532,328	12,723
Cracker Barrel Old Country Store, Inc.	12,585	1,693	Media General, Inc. Class W(Æ)	211,964	3,031
Crown Media Holdings, Inc. Class A(Æ)	197,245	631	Men's Wearhouse, Inc. (The)	107,667	5,003
CST Brands, Inc.	123,300	5,314	Meredith Corp.	91,573	4,767
Cumulus Media, Inc. Class A(Æ)	938,729	3,267	Meritage Homes Corp.(Æ)	44,736	1,629
Darden Restaurants, Inc.	4,700	288	Meritor, Inc.(Æ)	73,500	941
Deckers Outdoor Corp.(Æ)	60,900	4,022	Monro Muffler Brake, Inc.(Ñ)	98,432	5,624
Del Frisco's Restaurant Group, Inc.(Æ)	190,964	3,787	Motorcar Parts of America, Inc.(Æ)	147,991	3,866
Denny's Corp.(Æ)	362,461	3,944	Movado Group, Inc.	77,302	1,858
Destination Maternity Corp.	23,300	357	Nautilus, Inc.(Æ)	92,477	1,317
DeVry Education Group, Inc.	79,362	3,366	New Media Investment Group, Inc.	122,896	2,875
Domino's Pizza, Inc.	38,771	3,840	New York & Co., Inc.(Æ)	43,566	100
Eastman Kodak Co.(Æ)(Ñ)	121,918	2,196	Nexstar Broadcasting Group, Inc. Class A	37,465	1,869
Entercom Communications Corp. Class A(Æ)	100,515	1,163	Office Depot, Inc.(Æ)	173,900	1,322
Entravision Communications Corp. Class A	143,918	888	Oxford Industries, Inc.	13,506	756
Ethan Allen Interiors, Inc.	154,025	4,193	Papa John's International, Inc.	20,000	1,269
EW Scripps Co. (The) Class A(Æ)	88,238	1,741	Peak Resorts, Inc.(Æ)(Ñ)	254,500	1,914
Federal-Mogul Holdings Corp.(Æ)	284,948	3,855	Penn National Gaming, Inc.(Æ)	139,574	2,089
Fiesta Restaurant Group, Inc.(Æ)	101,870	6,017	Pep Boys-Manny Moe & Jack (The)(Æ)	786,051	6,626
Flex Pharma, Inc.(Æ)	20,000	295	Performance Sports Group, Ltd.(Æ)	131,782	2,438
Flexsteel Industries, Inc.	4,300	128	Perry Ellis International, Inc.(Æ)	319,608	7,642
FTD Cos., Inc.(Æ)	185,652	6,359	Pinnacle Entertainment, Inc.(Æ)	101,807	2,153

			See accompanying notes which are an integral part of this quarterly report.
			Russell U.S. Small Cap Equity Fund 45

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Pool Corp.	77,992	4,852	Limoneira Co.(Ñ)	100,467	2,090
Popeyes Louisiana Kitchen, Inc.(Æ)	9,500	545	Nutraceutical International Corp.(Æ)	9,400	184
Radio One, Inc. Class D(Æ)	168,442	317	Sanderson Farms, Inc.(Ñ)	8,068	645
ReachLocal, Inc.(Æ)(Ñ)	12,891	39	Snyders-Lance, Inc.	148,238	4,312
Reading International, Inc. Class A(Æ)	53,510	647	SpartanNash Co.	219,560	5,656
Remy International, Inc.	124,040	2,638	SUPERVALU, Inc.(Æ)	500,007	4,870
Rentrak Corp.(Æ)	68,595	5,277	TravelCenters of America LLC(Æ)	931,154	12,468
Restoration Hardware Holdings, Inc.(Æ)(Ñ)	22,420	1,962	TreeHouse Foods, Inc.(Æ)	40,750	3,696
Ritchie Bros Auctioneers, Inc.(Ñ)	171,661	4,292	Universal Corp.(Ñ)	149,183	5,991
Rocky Brands, Inc.	289,275	3,966	WD-40 Co.	4,674	383
Rosetta Stone, Inc.(Æ)	1,166	11			87,097
Ruby Tuesday, Inc.(Æ)	849,739	5,115
Ruth's Hospitality Group, Inc.	92,074	1,337	Energy - 3.6%
Scientific Games Corp. Class A(Æ)(Ñ)	146,072	1,725	Alliance Resource Partners, LP(Ñ)	84,691	3,370
Select Comfort Corp.(Æ)	53,356	1,592	Ameresco, Inc. Class A(Æ)	16,700	97
Shutterstock, Inc.(Æ)(Ñ)	63,417	3,570	Atwood Oceanics, Inc.	72,898	2,084
Six Flags Entertainment Corp.	53,583	2,302	Basic Energy Services, Inc.(Æ)	71,542	421
Sizmek, Inc.(Æ)	213,831	1,274	Bill Barrett Corp.(Æ)	233,267	2,379
Skullcandy, Inc.(Æ)	46,206	463	Bonanza Creek Energy, Inc.(Æ)	31,100	811
Sonic Corp.	41,400	1,253	C&J Energy Services, Inc.(Æ)	24,578	253
Sotheby's Class A	125,414	5,336	CARBO Ceramics, Inc.(Ñ)	161,571	5,296
Stage Stores, Inc.	73,621	1,472	Carrizo Oil & Gas, Inc.(Æ)	57,500	2,593
Stamps.com, Inc.(Æ)	35,830	1,633	Comstock Resources, Inc.(Ñ)	175,275	708
Standard Motor Products, Inc.	97,677	3,561	Delek US Holdings, Inc.	71,844	2,216
Starz(Æ)	149,100	4,401	Diamondback Energy, Inc.(Æ)	21,058	1,453
Stein Mart, Inc.	20,200	278	Forum Energy Technologies, Inc.(Æ)	113,965	1,761
Steiner Leisure, Ltd.(Æ)	9,227	402	Goodrich Petroleum Corp.(Æ)(Ñ)	176,564	445
Tenneco, Inc.(Æ)	64,876	3,336	Gulf Island Fabrication, Inc.	5,400	90
Thor Industries, Inc.	62,107	3,500	Helix Energy Solutions Group, Inc.(Æ)	44,530	836
Tilly's, Inc. Class A(Æ)	378,319	5,198	Magnum Hunter Resources Corp.(Æ)(Ñ)	475,875	923
Time, Inc.(Æ)	443,675	11,110	Matrix Service Co.(Æ)	6,301	121
TiVo, Inc.(Æ)	79,005	826	McDermott International, Inc.(Æ)(Ñ)	832,139	1,872
Townsquare Media, Inc. Class A(Æ)	43,788	532	Newfield Exploration Co.(Æ)	7,600	226
TRI Pointe Homes, Inc.(Æ)	137,500	1,970	Patterson-UTI Energy, Inc.	451,348	7,745
Tribune Publishing Co.	187,350	3,934	PBF Energy, Inc. Class A	162,749	4,573
TubeMogul, Inc.(Æ)(Ñ)	62,497	949	PDC Energy, Inc.(Æ)	15,888	730
Tuesday Morning Corp.(Æ)	56,554	1,001	PetroQuest Energy, Inc.(Æ)	726,580	2,129
Universal Electronics, Inc.(Æ)	27,862	1,776	PowerSecure International, Inc.(Æ)	210,347	1,977
Universal Technical Institute, Inc.	25,865	211	Precision Drilling Corp.(Æ)	707,705	3,609
Vince Holding Corp.(Æ)	29,054	681	Rex Energy Corp.(Æ)(Ñ)	198,636	703
Vista Outdoor, Inc.(Æ)	20,798	708	Rice Energy, Inc.(Æ)	38,302	654
West Marine, Inc.(Æ)	495,547	5,947	Rowan Cos. PLC Class A	281,435	5,944
XO Group, Inc.(Æ)	89,541	1,472	RSP Permian, Inc.(Æ)	65,915	1,767
		402,194	Sanchez Energy Corp.(Æ)(Ñ)	128,584	1,433
			SemGroup Corp. Class A	54,993	3,703
Consumer Staples - 3.7%			Superior Energy Services, Inc.	324,961	6,499
Andersons, Inc. (The)	36,674	1,649	Synergy Resources Corp.(Æ)	95,865	1,173
Boulder Brands, Inc.(Æ)	259,191	2,600	Targa Resources Corp.(Ñ)	33,016	2,867
Calavo Growers, Inc.	39,656	1,591	Trecora Resources(Æ)	101,155	1,391
Cal-Maine Foods, Inc.(Ñ)	16,200	568	Unit Corp.(Æ)	125,258	3,730
Casey's General Stores, Inc.	125,432	11,452	US Antimony Corp.(Æ)(Ñ)	1,270,186	622
Core-Mark Holding Co., Inc.	180,772	12,054	Willbros Group, Inc.(Æ)	343,019	1,914
Dean Foods Co.	285,066	5,165	World Fuel Services Corp.	59,586	2,918
Diplomat Pharmacy, Inc.(Æ)	147,401	3,622			84,036
Farmer Bros Co.(Æ)	71,943	2,152
Ingles Markets, Inc. Class A	3,361	143	Financial Services - 22.4%
Inventure Foods, Inc.(Æ)	108,324	1,102	Acadia Realty Trust(ö)	25,700	930
J&J Snack Foods Corp.	46,584	4,571	Advent Software, Inc.	144,056	6,029
John B Sanfilippo & Son, Inc.	3,657	133	AG Mortgage Investment Trust, Inc.(ö)	38,100	701

See accompanying notes which are an integral part of this quarterly report.

46 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Agree Realty Corp.(ö)	36,955	1,280	CVB Financial Corp.	143,917	2,103
Alexander & Baldwin, Inc.	145,812	5,579	CyrusOne, Inc.(ö)	193,900	5,439
Alexander's, Inc. (ö)	1,300	603	Diamond Hill Investment Group, Inc.(Å)	23,299	3,030
American Financial Group, Inc.	395	23	DiamondRock Hospitality Co.(ö)	112,900	1,640
Ameris Bancorp	56,655	1,367	Duke Realty Corp.(ö)	20,000	437
AMERISAFE, Inc.	31,844	1,296	DuPont Fabros Technology, Inc.(ö)	2,010	75
AmTrust Financial Services, Inc.(Ñ)	33,504	1,696	Eagle Bancorp, Inc.(Æ)	26,686	913
Apollo Residential Mortgage, Inc.(ö)	24,960	391	Education Realty Trust, Inc.(ö)	96,683	3,345
Arbor Realty Trust, Inc.(ö)	27,200	189	Endurance Specialty Holdings, Ltd.	77,469	4,735
Ares Commercial Real Estate Corp.(ö)	162,500	1,955	Enstar Group, Ltd.(Æ)	2,603	351
Argo Group International Holdings, Ltd.	11,483	614	Enterprise Financial Services Corp.	2,268	43
Arlington Asset Investment Corp. Class A(Ñ)	83,498	2,215	EPR Properties(ö)	55,130	3,587
Armada Hoffler Properties, Inc.(ö)	13,400	143	Equity One, Inc.(ö)	91,566	2,494
Arrow Financial Corp.	6,508	166	Evercore Partners, Inc. Class A	94,373	4,518
Ashford Hospitality Prime, Inc.(ö)	10,143	174	Excel Trust, Inc.(ö)	7,000	98
Ashford Hospitality Trust, Inc.(ö)	674,173	7,092	Fair Isaac Corp.	67,679	4,829
Ashford, Inc.(Æ)	35,795	5,190	FelCor Lodging Trust, Inc.(ö)	522,558	5,231
Assurant, Inc.	22,187	1,409	Fidelity & Guaranty Life	23,083	499
Astoria Financial Corp.	261,134	3,194	First Busey Corp.	111,924	689
BancFirst Corp.	16,818	970	First Business Financial Services, Inc.	6,177	270
Bancorp, Inc. (The)(Æ)	669,089	5,701	First Defiance Financial Corp.	5,649	172
BancorpSouth, Inc.	147,136	2,921	First Financial Bancorp	252,174	4,166
Bank of Marin Bancorp	754	37	First Financial Corp.	10,051	326
Bank of the Ozarks, Inc.	196,769	6,381	First Industrial Realty Trust, Inc.(ö)	179,671	3,904
BGC Partners, Inc. Class A	85,631	670	First Interstate BancSystem, Inc. Class A	43,224	1,033
BioMed Realty Trust, Inc.(ö)	166,641	4,074	First Merchants Corp.	129,452	2,827
Bluerock Residential Growth REIT, Inc.			First Midwest Bancorp, Inc.	326,559	5,029
Class A(ö)	176,400	2,371	First NBC Bank Holding Co.(Æ)	60,082	1,860
BNC Bancorp(Ñ)	8,593	137	FirstMerit Corp.	29,898	490
BOK Financial Corp.	32,000	1,732	FNB Corp.	734,685	8,816
Boston Private Financial Holdings, Inc.	220,605	2,427	Forestar Group, Inc.(Æ)	130,190	1,728
Bridge Capital Holdings(Æ)	900	20	Franklin Street Properties Corp.(ö)	677,173	8,722
Brookline Bancorp, Inc.	453,443	4,353	Fulton Financial Corp.	43,307	483
Bryn Mawr Bank Corp.	5,476	160	FXCM, Inc. Class A(Ñ)	6,333	14
Campus Crest Communities, Inc.(ö)	414,493	2,856	Gain Capital Holdings, Inc.	1,218,538	9,931
Capital Bank Financial Corp. Class A(Æ)	80,525	1,966	German American Bancorp, Inc.	8,801	246
Capital City Bank Group, Inc.	900	13	Getty Realty Corp.(ö)	27,300	506
Capitol Federal Financial, Inc.	304,535	3,794	GFI Group, Inc.	649,915	3,646
Cardinal Financial Corp.	167,580	2,985	Glacier Bancorp, Inc.	131,260	2,923
Cardtronics, Inc.(Æ)	116,111	3,902	Gladstone Commercial Corp.(ö)	6,971	121
Cash America International, Inc.	112,076	2,331	Global Cash Access Holdings, Inc.(Æ)	70,820	468
CBOE Holdings, Inc.	3,800	245	Global Payments, Inc.	7,200	629
Cedar Realty Trust, Inc.(ö)	161,709	1,287	Golub Capital BDC, Inc.(Ñ)	57,278	1,022
Charter Financial Corp.	151,248	1,694	Great Southern Bancorp, Inc.	36,078	1,303
Chatham Lodging Trust(ö)	39,246	1,222	Green Dot Corp. Class A(Æ)	83,643	1,276
Chemical Financial Corp.	167,798	4,759	Hallmark Financial Services, Inc.(Æ)	19,742	218
City National Corp.	733	64	Hancock Holding Co.	287,319	7,502
City Office REIT, Inc.(ö)	121,100	1,550	Hanmi Financial Corp.	126,094	2,504
CoBiz Financial, Inc.	47,802	521	Hanover Insurance Group, Inc. (The)	75,073	5,180
Columbia Banking System, Inc.	227,698	5,790	Healthcare Realty Trust, Inc.(ö)	36,100	1,086
Columbia Property Trust, Inc.(ö)	27,186	665	Heartland Financial USA, Inc.	14,107	390
Community Bank System, Inc.	77,327	2,600	Heartland Payment Systems, Inc.	94,026	4,680
Community Trust Bancorp, Inc.	16,548	523	Hercules Technology Growth Capital, Inc.
Consolidated-Tomoka Land Co.	58,073	3,168	(Æ)(Ñ)	172,497	2,591
Consumer Portfolio Services, Inc.(Æ)	3,808	21	Heritage Financial Corp.	88,162	1,368
Corporate Office Properties Trust(ö)	11,000	330	Hersha Hospitality Trust Class A(ö)	237,300	1,585
Crawford & Co. Class B	5,134	48	HFF, Inc. Class A	187,954	6,385
CubeSmart Class A(ö)	57,808	1,424	Higher One Holdings, Inc.(Æ)	34,200	113
Cullen/Frost Bankers, Inc.	33,319	2,076	Highwoods Properties, Inc.(ö)	16,500	775

			See accompanying notes which are an integral part of this quarterly report.
			Russell U.S. Small Cap Equity Fund 47

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Home BancShares, Inc.	142,064	4,208	PrivateBancorp, Inc. Class A	115,622	3,508
HomeStreet, Inc.(Æ)	21,900	387	ProAssurance Corp.	112,209	4,979
HomeTrust Bancshares, Inc.(Æ)	8,852	137	Prosperity Bancshares, Inc.	73,212	3,352
Horizon Bancorp	5,168	116	Provident Financial Services, Inc.	221,214	3,840
Howard Hughes Corp. (The)(Æ)	19,494	2,546	QTS Realty Trust, Inc. Class A(ö)	46,902	1,783
Huntington Bancshares, Inc.	27,402	275	Raymond James Financial, Inc.	19,700	1,037
Iberiabank Corp.	66,142	3,612	RE/MAX Holdings, Inc. Class A	14,540	484
Independent Bank Corp.	176,745	2,475	Reinsurance Group of America, Inc. Class A	9,971	826
Infinity Property & Casualty Corp.	59,498	4,181	Renasant Corp.	67,386	1,763
Investment Technology Group, Inc.(Æ)	113,844	2,362	Retail Opportunity Investments Corp.(ö)	332,412	5,874
Investors Real Estate Trust(ö)	25,700	212	RLI Corp.	25,359	1,190
Jack Henry & Associates, Inc.	71,321	4,377	RLJ Lodging Trust(ö)	55,300	1,884
JMP Group LLC	131,937	1,007	Rouse Properties, Inc.(ö)	285,800	5,313
KCG Holdings, Inc. Class A(Æ)	98,321	1,202	Ryman Hospitality Properties, Inc.(Ñ)(ö)	28,118	1,544
Kite Realty Group Trust(ö)	19,950	610	S&T Bancorp, Inc.	3,685	101
Ladenburg Thalmann Financial Services,			Safety Insurance Group, Inc.	4,443	275
Inc.(Æ)	311,218	1,186	Sandy Spring Bancorp, Inc.	7,817	193
Lakeland Bancorp, Inc.	10,754	116	Selective Insurance Group, Inc.	209,400	5,407
Lakeland Financial Corp.	5,319	201	ServisFirst Bancshares, Inc.	5,900	179
LaSalle Hotel Properties(ö)	210,700	8,525	Silver Bay Realty Trust Corp.(ö)	49,048	764
LCNB Corp.	113,386	1,638	Simmons First National Corp. Class A	20,658	773
LegacyTexas Financial Group, Inc.	43,699	866	Southwest Bancorp, Inc.	83,737	1,278
LendingTree, Inc.(Æ)	28,352	1,168	Sovran Self Storage, Inc.(ö)	13,000	1,232
LTC Properties, Inc.(ö)	7,621	358	Springleaf Holdings, Inc. Class A(Æ)	24,801	784
Mack-Cali Realty Corp.(ö)	94,848	1,850	Starwood Property Trust, Inc.(ö)	43,400	1,039
Maiden Holdings, Ltd.	196,468	2,456	Starwood Waypoint Residential Trust(Æ)(ö)	33,280	807
MainSource Financial Group, Inc.	1,982	38	State Bank Financial Corp.	387,171	7,070
Marcus & Millichap, Inc.(Æ)	84,706	2,904	Sterling Bancorp	252,073	3,322
MB Financial, Inc.	130,107	3,696	Stewart Information Services Corp.	7,289	261
Medical Properties Trust, Inc.(ö)	351,300	5,399	Stifel Financial Corp.(Æ)	33,900	1,598
MGIC Investment Corp.(Æ)	504,723	4,300	Stock Yards Bancorp, Inc.	9,609	296
Moelis & Co. Class A	65,911	2,043	Stonegate Bank	12,160	338
Morningstar, Inc.	590	39	Summit Hotel Properties, Inc.(ö)	97,462	1,249
National Bank Holdings Corp. Class A	351,912	6,493	Sun Communities, Inc.(ö)	85,079	5,762
National Health Investors, Inc.(ö)	45,287	3,386	Susquehanna Bancshares, Inc.	22,796	287
National Penn Bancshares, Inc.	518,068	5,025	SVB Financial Group(Æ)	4,058	458
Navigators Group, Inc. (The)(Æ)	29,158	2,164	Symetra Financial Corp.	100,780	2,047
Nelnet, Inc. Class A	33,132	1,449	Talmer Bancorp, Inc. Class A	170,736	2,308
New Residential Investment Corp.(ö)	307,701	3,923	TCF Financial Corp.	40,971	602
New Senior Investment Group, Inc.(ö)	438,820	7,258	Territorial Bancorp, Inc.	6,890	150
Newcastle Investment Corp.(ö)	425,900	1,887	Third Point Reinsurance, Ltd.(Æ)	10,840	143
Northfield Bancorp, Inc.	104,902	1,511	Trico Bancshares	22,900	535
Northwest Bancshares, Inc.	299,645	3,536	TriState Capital Holdings, Inc.(Æ)	100,797	954
OceanFirst Financial Corp.	28,245	458	Trustmark Corp.	105,450	2,252
OFG Bancorp(Ñ)	187,144	3,013	Two Harbors Investment Corp.(ö)	169,600	1,750
Old National Bancorp	647,310	8,680	Umpqua Holdings Corp.	100	2
Omega Healthcare Investors, Inc.(Ñ)(ö)	93,836	4,116	United Financial Bancorp, Inc.	390,622	4,859
Oppenheimer Holdings, Inc. Class A	1,100	22	Universal Insurance Holdings, Inc.	148,893	3,459
Pacific Continental Corp.	180,590	2,283	Walker & Dunlop, Inc.(Æ)	245,192	4,352
PacWest Bancorp	70,842	3,029	Walter Investment Management Corp.(Æ)(Ñ)	83,948	1,265
Park National Corp.	496	40	Washington Federal, Inc.	248,058	4,926
PennantPark Investment Corp.(Ñ)	446,456	3,746	Webster Financial Corp.	139,539	4,260
Physicians Realty Trust(ö)	132,800	2,343	WesBanco, Inc.	12,810	387
Pinnacle Financial Partners, Inc.	16,115	579	Westamerica Bancorporation(Ñ)	111,175	4,523
Piper Jaffray Cos.(Æ)	110,685	5,650	Western Alliance Bancorp(Æ)	45,047	1,158
Planet Payment, Inc.(Æ)	627,200	1,016	Western Asset Mortgage Capital Corp.(Ñ)(ö)	70,000	945
Potlatch Corp.(ö)	9,300	371	WEX, Inc.(Æ)	2,400	221
PRA Group, Inc.(Æ)(Ñ)	62,768	3,108	Wilshire Bancorp, Inc.	66,387	604
Preferred Bank	6,339	165	Winthrop Realty Trust(ö)	357,475	5,720

See accompanying notes which are an integral part of this quarterly report.
48 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WisdomTree Investments, Inc.(Æ)	59,112	1,030	Greatbatch, Inc.(Æ)	49,811	2,419
WSFS Financial Corp.	14,144	1,045	Haemonetics Corp.(Æ)	58,170	2,304
		520,456	Halyard Health, Inc.(Æ)	223,502	9,962
			Health Net, Inc.(Æ)	10,061	545
Health Care - 11.9%			Heska Corp.(Æ)	18,329	365
Abiomed, Inc.(Æ)(Ñ)	152,457	7,888	ICON PLC(Æ)	115,958	6,540
Acadia Healthcare Co., Inc.(Æ)	148,747	8,590	ICU Medical, Inc.(Æ)	13,600	1,137
Achillion Pharmaceuticals, Inc.(Æ)	69,135	1,027	IGI Laboratories, Inc.(Æ)(Ñ)	121,471	1,210
Acorda Therapeutics, Inc.(Æ)	51,086	2,123	Impax Laboratories, Inc.(Æ)	49,132	1,802
Adeptus Health, Inc. Class A(Æ)	31,103	978	Inogen, Inc.(Æ)	41,017	1,255
Aerie Pharmaceuticals, Inc.(Æ)	39,723	1,111	Insulet Corp.(Æ)	89,426	2,628
Affymetrix, Inc.(Æ)(Ñ)	229,835	2,537	Insys Therapeutics, Inc.(Æ)(Ñ)	27,298	1,304
Akorn, Inc.(Æ)	105,766	4,504	Integra LifeSciences Holdings Corp.(Æ)	87,976	4,902
Albany Molecular Research, Inc.(Æ)(Ñ)	194,457	3,175	Intersect ENT, Inc.(Æ)	55,620	1,172
Alder Biopharmaceuticals, Inc.(Æ)	42,408	1,148	Invacare Corp.	238,782	3,498
Almost Family, Inc.(Æ)	6,100	185	K2M Group Holdings, Inc.(Æ)(Ñ)	62,659	1,184
Alphatec Holdings, Inc.(Æ)	24,976	32	LDR Holding Corp.(Æ)	46,256	1,548
AMAG Pharmaceuticals, Inc.(Æ)(Ñ)	24,432	1,080	LHC Group, Inc.(Æ)	61,874	1,839
Amedisys, Inc.(Æ)	52,234	1,472	LifePoint Hospitals, Inc.(Æ)	44,923	2,931
Amicus Therapeutics, Inc.(Æ)	148,930	1,145	Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	94,385	5,372
AMN Healthcare Services, Inc.(Æ)	66,026	1,243	Luminex Corp.(Æ)	37,600	664
Anacor Pharmaceuticals, Inc.(Æ)(Ñ)	61,451	2,311	MacroGenics, Inc.(Æ)	39,410	1,246
AngioDynamics, Inc.(Æ)	66,891	1,287	Magellan Health, Inc.(Æ)	48,188	2,897
ANI Pharmaceuticals, Inc.(Æ)	60,088	3,363	Masimo Corp.(Æ)	43,880	1,120
ArQule, Inc.(Æ)	131,153	152	Merrimack Pharmaceuticals, Inc.(Æ)(Ñ)	107,737	1,016
Array BioPharma, Inc.(Æ)	156,744	1,122	Molina Healthcare, Inc.(Æ)	95,252	4,849
Avalanche Biotechnologies, Inc.(Æ)	25,181	999	Natus Medical, Inc.(Æ)	209,720	7,885
BioDelivery Sciences International, Inc.(Æ)	290,856	3,810	Nektar Therapeutics(Æ)	59,700	874
Bio-Rad Laboratories, Inc. Class A(Æ)	1,698	194	NeoGenomics, Inc.(Æ)	288,720	1,164
BioSpecifics Technologies Corp.(Æ)	27,682	1,089	Nevro Corp.(Æ)	30,743	1,401
Bio-Techne Corp.	71,696	6,669	Novadaq Technologies, Inc.(Æ)	95,140	1,354
Bluebird Bio, Inc.(Æ)	27,921	2,594	Novavax, Inc.(Æ)(Ñ)	189,857	1,483
Cambrex Corp.(Æ)	95,123	2,134	Omeros Corp.(Æ)(Ñ)	51,370	1,142
Capital Senior Living Corp.(Æ)	166,994	3,986	Omnicell, Inc.(Æ)	59,334	1,889
Cardiovascular Systems, Inc.(Æ)	209,202	7,132	OraSure Technologies, Inc.(Æ)	163,071	1,499
Cempra, Inc.(Æ)(Ñ)	55,620	1,543	Orthofix International NV(Æ)	30,100	918
Centene Corp.(Æ)	67,783	7,399	Otonomy, Inc.(Æ)	37,385	1,092
Chemed Corp.(Ñ)	36,795	3,721	OvaScience, Inc.(Æ)(Ñ)	19,906	865
Chimerix, Inc.(Æ)(Ñ)	36,808	1,476	Pacira Pharmaceuticals, Inc.(Æ)(Ñ)	45,399	4,874
Coherus Biosciences, Inc.(Æ)	49,080	1,101	Pernix Therapeutics Holdings, Inc.(Æ)	91,336	759
Community Health Systems, Inc.(Æ)	2,300	108	PharMerica Corp.(Æ)	3,997	92
Computer Programs & Systems, Inc.(Ñ)	61,787	3,044	Phibro Animal Health Corp. Class A	43,176	1,180
CorVel Corp.(Æ)	57,000	1,878	POZEN, Inc.(Æ)	10,200	70
Cross Country Healthcare, Inc.(Æ)	96,662	989	Prestige Brands Holdings, Inc.(Æ)	140,239	4,805
Cyberonics, Inc.(Æ)	12,883	716	Progenics Pharmaceuticals, Inc.(Æ)	144,541	864
Cytokinetics, Inc.(Æ)	56,833	403	PTC Therapeutics, Inc.(Æ)	27,096	1,488
Depomed, Inc.(Æ)	217,277	3,970	Quintiles Transnational Holdings, Inc.(Æ)	10,500	635
DexCom, Inc.(Æ)	35,388	2,116	Radius Health, Inc.(Æ)(Ñ)	23,428	1,129
Emergent Biosolutions, Inc.(Æ)	50,141	1,405	RadNet, Inc.(Æ)	133,812	1,056
Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	31,675	1,376	Receptos, Inc.(Æ)	19,436	2,141
Ensign Group, Inc. (The)	92,827	3,852	Regulus Therapeutics, Inc.(Æ)(Ñ)	51,823	992
Esperion Therapeutics, Inc.(Æ)(Ñ)	30,912	1,419	Repligen Corp.(Æ)	50,737	1,232
Exact Sciences Corp.(Æ)(Ñ)	74,282	2,021	Rigel Pharmaceuticals, Inc.(Æ)	148,733	308
Exactech, Inc.(Æ)	27,351	569	RTI Surgical, Inc.(Æ)	1,020,109	4,550
Five Prime Therapeutics, Inc.(Æ)	46,798	1,231	Sagent Pharmaceuticals, Inc.(Æ)	70,525	1,810
Flamel Technologies SA - ADR(Æ)	154,993	2,232	Spark Therapeutics, Inc.(Æ)	2,567	128
Fluidigm Corp.(Æ)	185,380	7,143	Spectranetics Corp. (The)(Æ)(Ñ)	108,713	3,556
Genesis Healthcare, Inc.(Æ)	94,811	787	STERIS Corp.(Ñ)	84,538	5,514
Globus Medical, Inc. Class A(Æ)	68,146	1,607	SurModics, Inc.(Æ)	88,466	2,028

			See accompanying notes which are an integral part of this quarterly report.
			Russell U.S. Small Cap Equity Fund 49

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Team Health Holdings, Inc.(Æ)	21,185	1,095	Resolute Forest Products, Inc.(Æ)(Ñ)	335,649	5,706
Tetraphase Pharmaceuticals, Inc.(Æ)	41,636	1,514	RTI International Metals, Inc.(Æ)	149,065	3,324
TG Therapeutics, Inc.(Æ)(Ñ)	77,427	1,103	Schnitzer Steel Industries, Inc. Class A	122,531	2,068
Trinity Biotech PLC - ADR	169,012	3,133	Sensient Technologies Corp.	59,214	3,612
US Physical Therapy, Inc.	81,834	3,174	Silgan Holdings, Inc.	55,567	2,857
Utah Medical Products, Inc.	10,613	602	Simpson Manufacturing Co., Inc.	27,443	896
VCA, Inc.(Æ)	84,751	4,416	Sonoco Products Co.	8,375	370
Vical, Inc.(Æ)	99,376	103	Stepan Co.	32,059	1,231
WellCare Health Plans, Inc.(Æ)	10,780	785	TimkenSteel Corp.	71,480	1,930
Xencor, Inc.(Æ)	63,126	956	Trex Co., Inc.(Æ)	108,745	4,625
Zafgen, Inc.(Æ)	28,719	1,092	Unifi, Inc.(Æ)	138,259	4,456
Zeltiq Aesthetics, Inc.(Æ)(Ñ)	59,703	1,923	Universal Forest Products, Inc.	3,826	191
ZIOPHARM Oncology, Inc.(Æ)	129,550	1,159	US Silica Holdings, Inc.(Ñ)	33,907	854
ZS Pharma, Inc.(Æ)	20,459	919	Watsco, Inc.	12,406	1,350
		275,646	Worthington Industries, Inc.	1,655	49
					137,258
Materials and Processing - 5.9%
A Schulman, Inc.	50,598	1,763	Producer Durables - 14.2%
Acuity Brands, Inc.	30,302	4,542	ABM Industries, Inc.	167,122	4,825
Apogee Enterprises, Inc.	170,205	7,363	ACCO Brands Corp.(Æ)	241,658	1,914
AptarGroup, Inc.	6,600	416	Accuride Corp.(Æ)	473,387	2,083
Belden, Inc.	9,333	774	AGCO Corp.	6,744	292
Berry Plastics Group, Inc.(Æ)	86,597	2,929	Alamo Group, Inc.	33,700	1,518
Boise Cascade Co.(Æ)	1,005	41	Allegiant Travel Co. Class A	9,724	1,763
Cabot Corp.	82,195	3,486	Allied Motion Technologies, Inc.	46,629	1,045
Caesarstone Sdot-Yam, Ltd.	60,658	3,767	Altra Industrial Motion Corp.	106,322	2,717
Carpenter Technology Corp.	64,456	2,445	American Superconductor Corp.(Æ)	228,470	160
Comfort Systems USA, Inc.	6,759	113	Applied Industrial Technologies, Inc.	1,411	57
Commercial Metals Co.	125,562	1,685	ArcBest Corp.	9,046	337
Compass Minerals International, Inc.	65,377	5,714	Ardmore Shipping Corp.(Ñ)	728,558	8,247
Cytec Industries, Inc.	8,660	416	Ascent Capital Group, Inc. Class A(Æ)	46,714	1,976
Domtar Corp.	182,221	6,979	Astec Industries, Inc.	203,010	7,219
Eagle Materials, Inc.	28,641	2,040	Babcock & Wilcox Co. (The)	77,100	2,099
FutureFuel Corp.	10,661	117	Bassett Furniture Industries, Inc.	109,800	2,440
Globe Specialty Metals, Inc.	210,989	3,253	Blount International, Inc.(Æ)	52,729	817
Graphic Packaging Holding Co.	103,370	1,497	Brady Corp. Class A	137,402	3,596
Greif, Inc. Class A	108,145	4,131	Briggs & Stratton Corp.	408,354	7,518
Griffon Corp.	46,875	689	Brink's Co. (The)	92,300	2,068
Haynes International, Inc.	58,759	2,287	CAI International, Inc.(Æ)	17,732	372
Innophos Holdings, Inc.	57,389	3,417	CBIZ, Inc.(Æ)	616,763	5,107
Innospec, Inc.	69,060	2,726	Clarcor, Inc.	84,578	5,289
Insteel Industries, Inc.	3,858	79	Commercial Vehicle Group, Inc.(Æ)	284,916	1,576
Intrepid Potash, Inc.(Æ)(Ñ)	173,986	2,316	Convergys Corp.	111,083	2,128
Kraton Performance Polymers, Inc.(Æ)	3,249	63	Corporate Executive Board Co. (The)	57,847	3,964
Kronos Worldwide, Inc.	291,663	3,275	CoStar Group, Inc.(Æ)	19,202	3,543
LSI Industries, Inc.	9,000	66	CPI Aerostructures, Inc.(Æ)	88,638	1,041
Minerals Technologies, Inc.	44,247	2,891	Crane Co.	38,580	2,351
NCI Building Systems, Inc.(Æ)	89,672	1,384	Curtiss-Wright Corp.	35,009	2,329
Neenah Paper, Inc.	4,533	260	Deluxe Corp.	23,016	1,494
NewMarket Corp.	9,700	4,362	Dice Holdings, Inc.(Æ)	525,930	4,349
Noranda Aluminum Holding Corp.	450,196	1,364	Echo Global Logistics, Inc.(Æ)	136,347	3,600
Olympic Steel, Inc.	27,944	383	EMCOR Group, Inc.	79,629	3,214
OM Group, Inc.	209,203	5,858	Engility Holdings, Inc.(Æ)	23,039	919
PGT, Inc.(Æ)	363,943	3,126	Ennis, Inc.	28,205	376
PMFG, Inc.(Æ)	2,900	14	Exponent, Inc.	51,558	4,132
PolyOne Corp.	27,837	991	Forward Air Corp.	38,847	1,744
Post Holdings, Inc.(Æ)	190,440	8,998	Franklin Electric Co., Inc.	45,078	1,542
Quaker Chemical Corp.	57,813	4,563	FRP Holdings, Inc.(Æ)	48,676	1,762
Rayonier Advanced Materials, Inc.	67,500	1,156	G&K Services, Inc. Class A	61,620	4,320

See accompanying notes which are an integral part of this quarterly report.
50 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Genesee & Wyoming, Inc. Class A(Æ)	26,112	2,153	SunOpta, Inc.(Æ)	265,157	2,774
Global Power Equipment Group, Inc.	6,000	74	Swift Transportation Co. Class A(Æ)	192,588	4,734
GrafTech International, Ltd.(Æ)	575,151	2,088	Sykes Enterprises, Inc.(Æ)	92,348	2,080
Granite Construction, Inc.	503,431	17,157	TASER International, Inc.(Æ)(Ñ)	195,992	5,294
Greenbrier Cos., Inc.(Ñ)	96,441	5,008	Teledyne Technologies, Inc.(Æ)	60,329	5,734
Gulfmark Offshore, Inc. Class A(Ñ)	145,005	2,861	TeleTech Holdings, Inc.(Æ)	29,883	659
H&E Equipment Services, Inc.	147,708	2,591	Tennant Co.	5,169	337
Hardinge, Inc.	5,800	66	Thermon Group Holdings, Inc.(Æ)	144,465	2,954
Harsco Corp.	256,154	3,781	Tidewater, Inc.(Ñ)	155,114	4,539
Hawaiian Holdings, Inc.(Æ)	72,737	1,414	Titan International, Inc.(Ñ)	94,055	841
Healthcare Services Group, Inc.	151,539	4,775	Toro Co. (The)	16,094	1,045
Heico Corp. Class A	3,934	186	TriMas Corp.(Æ)	135,339	3,653
HEICO Corp.	79,201	4,806	Tsakos Energy Navigation, Ltd.	128,025	883
Herman Miller, Inc.	271,591	7,890	Tutor Perini Corp.(Æ)	118,763	2,578
Horizon Pharma PLC(Æ)(Ñ)	45,453	747	Twin Disc, Inc.	14,100	227
Huntington Ingalls Industries, Inc.	2,720	317	United Rentals, Inc.(Æ)	29,916	2,479
Huron Consulting Group, Inc.(Æ)	83,644	6,292	Vectrus, Inc.(Æ)	28,560	795
Information Services Group, Inc.	88,366	355	Virgin America, Inc.(Æ)(Ñ)	30,933	1,037
InnerWorkings, Inc.(Æ)	74,614	383	Wabtec Corp.	62,770	5,238
Itron, Inc.(Æ)	49,050	1,825	WageWorks, Inc.(Æ)	166,402	9,159
Kadant, Inc.	13,234	526	Watts Water Technologies, Inc. Class A	8,576	503
Kaman Corp. Class A	59,898	2,277	Werner Enterprises, Inc.	84,300	2,405
Kimball International, Inc. Class B	305,111	2,645	Woodward, Inc.	28,841	1,287
Knight Transportation, Inc.	185,743	5,292	YRC Worldwide, Inc.(Æ)	42,527	674
Knoll, Inc.	220,114	4,510			330,244
Layne Christensen Co.(Æ)(Ñ)	32,486	263
Lexmark International, Inc. Class A	3,404	136	Technology - 13.7%
Lindsay Corp.(Ñ)	32,125	2,776	Acacia Research Corp.(Ñ)	438,634	5,492
Littelfuse, Inc.	39,623	3,912	ACI Worldwide, Inc.(Æ)	122,110	2,255
Lydall, Inc.(Æ)	42,381	1,168	Acxiom Corp.(Æ)	178,509	3,249
Manitowoc Co., Inc. (The)	164,270	3,072	ADTRAN, Inc.	218,883	4,839
ManpowerGroup, Inc.	973	71	Allot Communications, Ltd.(Æ)(Ñ)	149,145	1,344
Matson, Inc.	25,477	885	Alpha & Omega Semiconductor, Ltd.(Æ)	52,741	462
MAXIMUS, Inc.	136,545	7,608	Ambarella, Inc.(Æ)(Ñ)	67,041	3,708
McGrath RentCorp	80,849	2,456	Anixter International, Inc.(Æ)	29,073	2,191
Modine Manufacturing Co.(Æ)	102,160	1,245	Applied Optoelectronics, Inc.(Æ)	110,810	991
Moog, Inc. Class A(Æ)	22,500	1,582	ARC Document Solutions, Inc.(Æ)	153,914	1,411
MSA Safety, Inc.	17,500	764	Aruba Networks, Inc.(Æ)	162,470	2,694
Multi-Color Corp.	30,091	1,752	Aspen Technology, Inc.(Æ)	45,402	1,605
MYR Group, Inc.(Æ)	37,286	933	Atmel Corp.	150,853	1,257
Old Dominion Freight Line, Inc.(Æ)	95,031	6,664	Attunity, Ltd.(Æ)	95,116	871
On Assignment, Inc.(Æ)	162,030	5,692	Aviat Networks, Inc.(Æ)	117,351	150
Orion Marine Group, Inc.(Æ)	20,231	185	AXT, Inc.(Æ)	7,300	20
Paylocity Holding Corp.(Æ)(Ñ)	81,168	1,912	Bel Fuse, Inc. Class B	42,971	1,011
Planar Systems, Inc.(Æ)	154,215	1,129	Benchmark Electronics, Inc.(Æ)	101,715	2,465
Powell Industries, Inc.	65,252	2,545	CACI International, Inc. Class A(Æ)	46,165	3,905
Power Solutions International, Inc.(Æ)(Ñ)	17,956	794	Calix, Inc.(Æ)	236,637	2,272
Proto Labs, Inc.(Æ)(Ñ)	2,455	158	Callidus Software, Inc.(Æ)	198,901	2,974
Quad/Graphics, Inc.	106,748	2,139	Cavium, Inc.(Æ)	48,690	2,863
Quality Distribution, Inc.(Æ)	28,605	239	Checkpoint Systems, Inc.(Æ)	289,667	3,754
Regal-Beloit Corp.	97,032	6,681	Cohu, Inc.	270,988	3,070
Republic Airways Holdings, Inc.(Æ)	85,930	1,182	Comtech Telecommunications Corp.	34,243	1,131
Resources Connection, Inc.	127,330	2,126	Cornerstone OnDemand, Inc.(Æ)(Ñ)	120,937	3,985
Roadrunner Transportation Systems, Inc.(Æ)	252,674	5,134	CSG Systems International, Inc.	32,434	795
RPX Corp. Class A(Æ)	62,926	777	Daktronics, Inc.	280,525	3,473
SkyWest, Inc.	792,003	9,940	Datalink Corp.(Æ)	12,600	143
Spartan Motors, Inc.	17,670	92	Dealertrack Technologies, Inc.(Æ)	44,566	1,792
Standex International Corp.	1,165	82	Demand Media, Inc.(Æ)	85,440	346
Steelcase, Inc. Class A	259,390	4,379	Demandware, Inc.(Æ)	61,474	3,293

			See accompanying notes which are an integral part of this quarterly report.
				Russell U.S. Small Cap Equity Fund 51

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Diebold, Inc.	172,787	5,391	Progress Software Corp.(Æ)	296,550	7,429
Digimarc Corp.	24,900	673	Proofpoint, Inc.(Æ)	234,543	11,727
Dolby Laboratories, Inc. Class A	7,400	287	PROS Holdings, Inc.(Æ)	50,939	1,237
DTS, Inc.(Æ)	53,739	1,490	Q2 Holdings, Inc.(Æ)	64,648	1,156
Electro Scientific Industries, Inc.	592,251	3,713	QLogic Corp.(Æ)	112,723	1,506
Ellie Mae, Inc.(Æ)	47,829	2,116	Qualys, Inc.(Æ)	156,166	5,937
Emulex Corp.(Æ)	338,700	2,120	Quantum Corp.(Æ)(Ñ)	1,087,645	1,718
Entegris, Inc.(Æ)	231,261	3,006	Radware, Ltd.(Æ)	66,628	1,282
Entropic Communications, Inc.(Æ)	308,769	800	Rally Software Development Corp.(Æ)(Ñ)	133,566	1,580
Envestnet, Inc.(Æ)	74,682	3,844	Rambus, Inc.(Æ)	134,355	1,511
EPAM Systems, Inc.(Æ)	105,575	5,166	Rofin-Sinar Technologies, Inc.(Æ)	47,501	1,279
ePlus, Inc.(Æ)	20,757	1,400	Rubicon Project, Inc. (The)(Æ)	76,141	1,122
Extreme Networks, Inc.(Æ)	221,262	650	Rudolph Technologies, Inc.(Æ)	69,679	699
Finisar Corp.(Æ)	59,364	1,077	Saba Software, Inc.(Æ)	15,826	153
FormFactor, Inc.(Æ)	1,020,756	7,707	Sanmina Corp.(Æ)	37,090	786
Fortinet, Inc.(Æ)	63,242	1,891	Science Applications International Corp.	101,800	4,966
GTT Communications, Inc.(Æ)	82,524	950	ShoreTel, Inc.(Æ)	105,953	750
Guidewire Software, Inc.(Æ)	68,683	3,441	Sigma Designs, Inc.(Æ)	82,986	528
Harmonic, Inc.(Æ)	74,139	567	Sonus Networks, Inc.(Æ)	9,760	186
IAC/InterActiveCorp	29,707	1,811	Sparton Corp.(Æ)	16,104	378
iGATE Corp.(Æ)	32,803	1,161	SPS Commerce, Inc.(Æ)	93,362	5,536
Imperva, Inc.(Æ)	29,355	1,226	Super Micro Computer, Inc.(Æ)	44,638	1,632
Infinera Corp.(Æ)	146,577	2,363	Support.com, Inc.(Æ)	68,010	133
Infoblox, Inc.(Æ)	307,633	5,743	Synaptics, Inc.(Æ)	9,600	737
Ingram Micro, Inc. Class A(Æ)	3,244	82	Synopsys, Inc.(Æ)	45,213	1,944
Insight Enterprises, Inc.(Æ)	83,668	1,980	Syntel, Inc.(Æ)	31,838	1,377
InterDigital, Inc.	43,010	2,150	Tableau Software, Inc. Class A(Æ)	22,709	1,834
Kemet Corp.(Æ)	47,145	179	TechTarget, Inc.(Æ)	237,700	2,627
Knowles Corp.(Æ)(Ñ)	425,300	9,021	TeleNav, Inc.(Æ)	266,876	1,729
Kulicke & Soffa Industries, Inc.(Æ)	547,084	8,299	Teradyne, Inc.	48,376	876
Limelight Networks, Inc.(Æ)	73,653	196	Tessera Technologies, Inc.	30,977	1,149
Lionbridge Technologies, Inc.(Æ)	83,413	415	Tyler Technologies, Inc.(Æ)	10,080	1,069
LogMeIn, Inc.(Æ)	24,501	1,165	Ultimate Software Group, Inc.(Æ)	28,145	4,166
ManTech International Corp. Class A	72,606	2,362	United Online, Inc.(Æ)	205,817	2,717
Marketo, Inc.(Æ)(Ñ)	259,070	8,920	Varonis Systems, Inc.(Æ)	39,980	1,318
Mattson Technology, Inc.(Æ)	367,195	1,208	VeriFone Systems, Inc.(Æ)	141,541	4,443
Mentor Graphics Corp.	89,484	2,059	Vishay Intertechnology, Inc.	253,714	3,456
Mercury Systems, Inc.(Æ)	270,394	4,267	Xcerra Corp.(Æ)	707,906	5,437
Meru Networks, Inc.(Æ)(Ñ)	6,000	19	Yelp, Inc. Class A(Æ)	34,735	1,823
Micrel, Inc.	365,194	5,138	Zhone Technologies, Inc.(Æ)	61,600	81
MicroStrategy, Inc. Class A(Æ)	260	42	Zynga, Inc. Class A(Æ)	354,200	907
Monotype Imaging Holdings, Inc.	365,032	10,710			319,560
NeoPhotonics Corp.(Æ)	54,000	162
Nimble Storage, Inc.(Æ)(Ñ)	43,316	972	Utilities - 2.6%
Novatel Wireless, Inc.(Æ)	42,315	223	Advantage Oil & Gas, Ltd.(Æ)	945,126	3,951
NVE Corp.	15,453	1,022	Alaska Communications Systems Group, Inc.
Oclaro, Inc.(Æ)	83,750	120	(Æ)	291,234	518
Park Electrochemical Corp.	104,172	2,262	American States Water Co.	124,199	4,923
Paycom Software, Inc.(Æ)	44,238	1,158	Artesian Resources Corp. Class A	2,746	61
PC Connection, Inc.	36,113	858	Black Hills Corp.	19,300	968
PDF Solutions, Inc.(Æ)	459,648	7,639	Boingo Wireless, Inc.(Æ)	255,163	2,156
Perficient, Inc.(Æ)	227,907	4,102	California Water Service Group	8,191	201
Pericom Semiconductor Corp.(Æ)	95,451	1,394	FairPoint Communications, Inc.(Æ)	159,900	2,392
Photronics, Inc.(Æ)	772,770	6,491	Hawaiian Telcom Holdco, Inc.(Æ)	7,840	204
Plantronics, Inc.	28,000	1,283	IDT Corp. Class B	17,566	375
Plexus Corp.(Æ)	128,237	4,859	Inteliquent, Inc.	91,585	1,540
PMC-Sierra, Inc.(Æ)	250,500	2,214	Intelsat SA(Æ)	28,517	449
Polycom, Inc.(Æ)	316,954	4,215	Iridium Communications, Inc.(Æ)(Ñ)	404,799	3,445
Power Integrations, Inc.	59,120	3,049	j2 Global, Inc.	119,284	6,852

See accompanying notes which are an integral part of this quarterly report.
52 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Principal	Fair
		Amount ($) or	Value
		Shares	$
	Laclede Group, Inc. (The)	13,503	726
	MGE Energy, Inc.	9,196	422
	New Jersey Resources Corp.	25,435	1,625
	NRG Yield, Inc. Class A(Ñ)	94,033	4,972
	Phillips 66 Partners, LP(Ñ)	62,476	4,525
	Piedmont Natural Gas Co., Inc.(Ñ)	35,174	1,403
	PNM Resources, Inc.	77,315	2,358
	Portland General Electric Co.	45,660	1,813
	Premiere Global Services, Inc.(Æ)	33,693	298
	Pure Cycle Corp.(Æ)(Ñ)	323,014	1,350
	South Jersey Industries, Inc.	180,000	10,485
	Southwest Gas Corp.	40,312	2,478
	UIL Holdings Corp.	17,348	798
	Unitil Corp.	1,127	42
			61,330

	Total Common Stocks
	(cost $2,074,002)		2,217,821

	Warrants & Rights - 0.0%
	Magnum Hunter Resources Corp.(Å)(Æ)
	2016 Warrant	26,846	—
	Total Warrants & Rights
	(cost $—)		—

Short	-Term Investments - 5.1%
	Russell U.S. Cash Management Fund	112,584,876∞	112,585
	United States Treasury Bills
	Zero coupon due 06/25/15 (§)	6,101	6,100
	Total Short-Term Investments
	(cost $118,684)		118,685

	Other Securities - 6.9%
	Russell U.S. Cash Collateral Fund(×)	160,060,839∞	160,061
	Total Other Securities
	(cost $160,061)		160,061

	Total Investments 107.3%
	(identified cost $2,352,747)		2,496,567

	Other Assets and Liabilities, Net
-	(7.3%)		(169,101)
	Net Assets - 100.0%		2,327,466

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 53

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal		Cost per		Cost	Fair Value
% of Net Assets		Acquisition	Amount ($)			Unit	(000)	(000)
Securities		Date	or shares			$	$	$
0.1%
Diamond Hill Investment Group, Inc.		12/12/11	23,299			78.72	1,718	3,030
Magnum Hunter Resources Corp.		09/12/13	26,846			—	—	—
								3,030
For a description of restricted securities see note 8 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of			Notional	Expiration	(Depreciation)
		Contracts			Amount	Date		$
Long Positions
Russell 2000 Mini Index Futures			976	USD	113,333	03/15		966
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								966

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1	Level 2			Level 3		Total
Common Stocks
Consumer Discretionary	$402,194		$—			$—		$402,194
Consumer Staples	87,097		—			—		87,097
Energy	84,036		—			—		84,036
Financial Services	520,456		—			—		520,456
Health Care	275,646		—			—		275,646
Materials and Processing	137,258		—			—		137,258
Producer Durables	330,244		—			—		330,244
Technology	319,560		—			—		319,560
Utilities	61,330		—			—		61,330
Warrants & Rights	—		—			—		—
Short-Term Investments	—		118,685			—		118,685
Other Securities	—		160,061			—		160,061
Total Investments	2,217,821		278,746			—		2,496,567

Other Financial Instruments
Futures Contracts	966		—			—		966
Total Other Financial Instruments*	$966		$—			$—		$966

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

54 Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 91.3%			S IMMO AG(Æ)	99,707	772
Australia - 2.2%					10,362
Amcor, Ltd. Class A	230,465	2,276
APA Group	89,596	567	Belgium - 1.5%
Aristocrat Leisure, Ltd.	12,100	66	Ageas(Å)(Æ)	12,778	—
Asciano, Ltd.	430,245	2,002	AGFA-Gevaert NV(Æ)	564,835	1,320
ASX, Ltd. - ADR	17,166	507	Anheuser-Busch InBev NV	204,735	24,990
Aurizon Holdings, Ltd.	220,433	842	Belgacom SA	181,628	6,758
AusNet Services(Æ)	369,948	401	bpost SA	138,536	3,647
Australia & New Zealand Banking			Delhaize Group SA	35,276	2,928
Group, Ltd. - ADR	515,162	13,144	Elia System Operator SA	6,639	291
Bendigo & Adelaide Bank, Ltd.	101,117	1,047	Groupe Bruxelles Lambert SA	11,652	965
BGP Holdings PLC(Å)(Æ)	559,805	—	KBC Ancora(Æ)	47,201	1,414
BHP Billiton, Ltd. - ADR	200,643	4,639	KBC Groep NV	139,677	7,496
Caltex Australia, Ltd.	20,784	536	Melexis NV(Æ)	4,410	221
Challenger, Ltd.	13,900	68	Nyrstar NV(Æ)	139,765	525
Coca-Cola Amatil, Ltd.	192,390	1,445	UCB SA	87,311	6,784
Commonwealth Bank of Australia - ADR	96,957	6,700	Umicore SA	43,707	1,831
Computershare, Ltd.	45,224	406			59,170
CSL, Ltd.	18,361	1,251
CSR, Ltd.	48,500	150	Bermuda - 0.3%
Dexus Property Group(ö)	84,199	502	Catlin Group, Ltd.	45,745	480
Downer EDI, Ltd.	510,200	1,666	Cheung Kong Infrastructure Holdings,
Echo Entertainment Group, Ltd.	542,300	1,693	Ltd.	54,000	443
Fairfax Media, Ltd.	1,067,000	742	Dairy Farm International Holdings, Ltd.	11,700	104
Genworth Mortgage Insurance Australia,			Emperor Entertainment Hotel, Ltd.	1,960,000	462
Ltd.(Æ)(Ñ)	605,200	1,651	Great Eagle Holdings, Ltd.	38,000	126
GPT Group (The)(ö)	141,406	495	Jardine Strategic Holdings, Ltd.	19,500	681
Incitec Pivot, Ltd.	318,944	890	Li & Fung, Ltd.	5,733,164	5,676
Insurance Australia Group, Ltd.	247,361	1,225	Orient Overseas International, Ltd.	253,500	1,661
Investa Office Fund(ö)	337,600	1,009	PartnerRe, Ltd.	26,150	2,991
Mirvac Group(ö)	274,240	410	Soundwill Holdings, Ltd.	44,000	72
National Australia Bank, Ltd. - ADR	360,692	9,938			12,696
Novion Property Group(Æ)	212,679	382
NRW Holdings, Ltd.	448,000	99	Brazil - 0.5%
Orica, Ltd.	168,069	2,352	Embraer SA - ADR(Ñ)	369,200	13,018
Origin Energy, Ltd.	74,389	617	Itau Unibanco Holding SA - ADR	383,210	4,644
Ramsay Health Care, Ltd.	37,561	1,728	Kroton Educacional SA	572,200	2,623
Sandfire Resources NL	504,300	1,658			20,285
Scentre Group(Æ)(ö)	179,996	529
Sigma Pharmaceuticals, Ltd.	79,700	49	Canada - 4.4%
			Advantage Oil & Gas, Ltd.(Æ)	302,000	1,267
Sonic Healthcare, Ltd.	15,996	234	Agrium, Inc.	24,500	2,614
Stockland(ö)	181,368	614	Aimia, Inc.	45,000	483
Suncorp Group, Ltd.	197,818	2,251	Air Canada(Æ)	44,100	408
Tabcorp Holdings, Ltd.	409,564	1,452	Alimentation Couche-Tard, Inc. Class B	391,855	15,354
Tatts Group, Ltd.	179,845	538	Atco, Ltd. Class I	12,900	499
Telstra Corp., Ltd.	523,391	2,639	Bank of Montreal(Ñ)	81,731	4,691
Wesfarmers, Ltd.	93,837	3,165	Bank of Nova Scotia (The)	128,524	6,176
Westfield Corp.(Æ)(ö)	144,460	1,102	Bankers Petroleum, Ltd.(Æ)	60,900	140
Westpac Banking Corp.	342,355	9,147	BCE, Inc.(Ñ)	21,454	985
Woodside Petroleum, Ltd.	72,059	1,929	Boardwalk Real Estate Investment
Woolworths, Ltd.	16,451	405	Trust(ö)	30,200	1,458
WorleyParsons, Ltd.	85,926	647	Brookfield Asset Management, Inc. Class
		87,805	A(Æ)	236,996	12,082
Austria - 0.3%			Brookfield Asset Management, Inc.
Austria Technologie & Systemtechnik			Class A	76,344	3,890
AG	8,790	114	CAE, Inc.	19,100	235
Erste Group Bank AG	437,001	9,476	Calloway Real Estate Investment Trust(ö)	63,800	1,593
			Canadian Imperial Bank of Commerce(Þ)	58,411	4,053

			See accompanying notes which are an integral part of this quarterly report.
			Russell International Developed Markets Fund 55

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Canadian National Railway Co.(Æ)(Þ)	223,737	14,762	TransCanada Corp.	25,431	1,132
Canadian National Railway Co.(Ñ)	53,400	3,518	Transcontinental, Inc. Class A - ADR	128,358	1,528
Canadian Natural Resources, Ltd.(Ñ)	72,400	2,099	Uni-Select, Inc.	23,000	570
Canadian Oil Sands, Ltd.(Ñ)	44,349	274	Valeant Pharmaceuticals International,
Canadian Pacific Railway, Ltd.	5,100	889	Inc.(Æ)	45,264	7,241
Canadian Tire Corp., Ltd. Class A	10,330	953	West Fraser Timber Co., Ltd.	30,100	1,729
Canfor Corp.(Æ)	67,400	1,684	Western Forest Products, Inc.	100,600	204
Canfor Pulp Products, Inc.	124,100	1,538	Yellow Pages, Ltd.(Æ)(Ñ)	101,000	1,397
Cascades, Inc.	283,330	1,750			179,288
CCL Industries, Inc. Class B	5,400	558
Celestica, Inc.(Æ)	110,900	1,243	Cayman Islands - 1.3%
Cenovus Energy, Inc.	211,600	4,008	Alibaba Group Holding, Ltd. - ADR(Æ)	114,541	10,203
CI Financial Corp.(Ñ)	14,400	367	Baidu, Inc. - ADR(Æ)	71,336	15,546
Cominar Real Estate Investment Trust(Ñ)			Chaoda Modern Agriculture Holdings,
(ö)	98,900	1,511	Ltd.(Å)(Æ)	12,120,000	308
Constellation Software, Inc.(Ñ)(Þ)	1,800	499	ENN Energy Holdings, Ltd.	616,000	3,645
Crescent Point Energy Corp.	52,763	1,254	MGM China Holdings, Ltd.	2,096,400	5,082
Dollarama, Inc.	45,800	2,175	NetEase, Inc. - ADR	49,984	5,461
Dominion Diamond Corp.(Æ)	108,600	1,804	Sands China, Ltd.	1,660,800	8,032
Dream Industrial Real Estate Investment			United Laboratories International
Trust(Æ)(ö)	70,800	500	Holdings, Ltd. (The)(Æ)	1,616,000	794
Empire Co., Ltd. Class A	5,600	408	Vipshop Holdings, Ltd. - ADR(Æ)(Ñ)	188,700	4,225
Encana Corp.	528,700	6,466			53,296
Enerplus Corp.(Ñ)	153,300	1,487
Ensign Energy Services, Inc.	39,700	275	Czech Republic - 0.2%
Fairfax Financial Holdings, Ltd.	1,300	691	CEZ AS	283,075	6,627

Finning International, Inc.	79,600	1,312	Denmark - 2.0%
Genworth MI Canada, Inc.	94,400	2,349	AP Moeller - Maersk A/S Class A	422	825
Gibson Energy, Inc.	101,400	1,804	AP Moeller - Maersk A/S Class B	1,254	2,533
Great Canadian Gaming Corp.(Æ)	31,700	493	Carlsberg A/S Class B	56,311	4,139
Great-West Lifeco, Inc.(Þ)	12,900	327	Coloplast A/S Class B	101,815	8,033
Husky Energy, Inc.	35,520	764	Danske Bank A/S	897,774	23,219
IGM Financial, Inc.	9,700	333	Dfds A/S	18,311	1,768
Imperial Oil, Ltd.	21,853	812	DSV A/S	26,623	838
Industrial Alliance Insurance &			GN Store Nord A/S	139,810	3,134
Financial Services, Inc.	13,300	423	H Lundbeck A/S	17,909	364
Keyera Corp.	6,000	354	Novo Nordisk A/S Class B	282,866	12,653
Loblaw Cos., Ltd.	112,170	5,573	Pandora A/S	27,798	1,993
Lucara Diamond Corp.	82,040	136	Royal Unibrew A/S(Æ)	7,435	1,267
Magellan Aerospace Corp.(Æ)	23,200	244	Schouw & Co.	17,518	812
Magna International, Inc. Class A	67,400	6,476	TDC A/S	2,333,159	17,289
Medical Facilities Corp(Æ)	84,250	1,299	Topdanmark A/S(Æ)	16,111	539
MEG Energy Corp. Class A(Æ)	172,100	2,625			79,406
Metro, Inc. Class A	17,800	1,409
Milestone Apartments Real Estate			Finland - 0.7%
Investment Trust(ö)	97,000	1,023	Fortum OYJ	265,360	5,656
Morguard Corp.	10,800	1,228	HKScan OYJ A Shares(Æ)	44,058	192
Morguard Real Estate Investment			Kesko OYJ Class B	35,325	1,291
Trust(ö)	30,200	439	Kone OYJ Class B	106,452	4,793
National Bank of Canada	30,181	1,050	Oriola-KD OYJ(Æ)	10,800	44
Nevsun Resources, Ltd.	302,723	1,046	Orion Oyj Class B	146,219	4,819
Power Corp. of Canada	70,227	1,693	Sampo Oyj Class A	220,637	10,677
Power Financial Corp.	30,317	818	Sponda OYJ	45,486	209
RioCan Real Estate Investment Trust(ö)	17,300	401			27,681
Ritchie Bros Auctioneers, Inc.	7,600	190
Royal Bank of Canada - GDR(Ñ)	108,475	6,124	France - 8.6%
ShawCor, Ltd.	2,800	77	Air Liquide SA Class A	100,770	12,734
Suncor Energy, Inc.	347,183	10,355	Altamir(Æ)	68,107	798
Toronto Dominion Bank	192,588	7,669	ANF Immobilier Class A(ö)	17,973	462

See accompanying notes which are an integral part of this quarterly report.
56 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
AXA SA	140,180	3,298	Continental AG	70,763	16,040
BNP Paribas SA	76,036	4,011	Daimler AG	246,800	22,431
Boiron SA	970	99	Deutsche Beteiligungs AG	15,426	479
Bouygues SA - ADR	248,366	8,870	Deutsche Boerse AG	346,963	26,668
Bureau Veritas SA	146,662	3,115	Deutsche Post AG	230,843	7,502
Capital Gemini SA	343,227	24,953	Deutsche Telekom AG	350,614	6,052
Casino Guichard Perrachon SA(Æ)	118,028	10,720	Duerr AG	21,560	1,969
Cegid Group	14,580	525	Fielmann AG	6,408	436
Coface SA(Æ)	92,854	1,135	Freenet AG	42,422	1,268
Credit Agricole SA	562,975	6,689	Fresenius Medical Care AG & Co. KGaA	17,661	1,310
Danone SA	184,699	12,417	Fresenius SE & Co. KGaA	35,112	2,014
Dassault Systemes SA	48,426	2,995	Hannover Rueck SE	24,050	2,159
Euler Hermes Group	1,952	192	HeidelbergCement AG	52,539	3,872
Faurecia	239,790	9,671	Henkel AG & Co. KGaA	4,879	501
GDF Suez(Þ)	354,336	7,882	Hornbach Baumarkt AG(Æ)	13,192	481
GDF Suez(Å)	311,135	6,921	Infineon Technologies AG - ADR	456,131	5,146
GDF Suez(Å)(Æ)	55,671	—	Krones AG	8,454	803
Guerbet(Æ)	15,437	574	Linde AG	80,995	15,549
Hermes International	3,564	1,209	Merck KGaA	160,436	16,069
Ipsen SA	57,086	2,908	MTU Aero Engines AG	26,852	2,461
Lectra SA(Æ)	4,000	45	Muenchener Rueckversicherungs-
Legrand SA - ADR	122,969	6,606	Gesellschaft AG in Muenchen	53,321	10,721
L'Oreal SA	43,313	7,744	Nordex SE(Æ)	93,940	1,837
LVMH Moet Hennessy Louis Vuitton			ProSiebenSat.1 Media AG	169,552	7,532
SA - ADR	73,706	11,901	Rational AG	10,734	3,541
Metropole Television SA	76,464	1,398	Rhoen Klinikum AG	32,675	867
Natixis SA	558,319	3,555	SAP SE - ADR	185,823	12,150
Pernod Ricard SA	110,126	13,226	Siemens AG(Ñ)	132,213	13,887
Publicis Groupe SA - ADR	109,702	8,225	Software AG	52,407	1,391
Rallye SA	74,646	2,804	STRATEC Biomedical AG(Æ)	5,010	270
Rexel SA Class H	102,758	1,924	Talanx AG	23,540	718
Safran SA	107,805	7,190	Telefonica Deutschland Holdings(Æ)	127,560	710
Sanofi - ADR	630,389	58,074	United Internet AG	52,728	2,291
Schneider Electric SE	397,481	29,948	Volkswagen AG	76,783	17,101
SCOR SE - ADR	180,654	5,630	Wacker Chemie AG	40,461	4,337
Societe BIC SA	15,744	2,238	Wacker Neuson SE(Æ)	83,886	1,701
Societe Financière Foncière et de					270,718
Participations(Æ)	14,205	941
Tarkett(Æ)	12,395	254	Hong Kong - 2.6%
Teleperformance - GDR	21,928	1,574	AIA Group, Ltd.	3,765,969	21,793
Thales SA	17,818	940	Champion REIT(Æ)(ö)	3,444,000	1,687
Total SA	663,494	34,280	Cheung Kong Holdings, Ltd.	556,000	10,546
UBISOFT Entertainment(Æ)	104,310	2,105	China Mobile, Ltd.	894,000	11,711
Unibail-Rodamco SE(ö)	5,401	1,522	China Overseas Land & Investment, Ltd.	1,724,000	4,962
Valeo SA	42,229	5,985	CLP Holdings, Ltd.	93,500	832
Vallourec SA	388,353	8,473	CSI Properties, Ltd.	21,500,000	823
Vicat	2,994	211	Global Brands Group Holdings, Ltd.(Æ)	15,637,164	2,959
Vinci SA	56,893	3,006	Guangdong Investment, Ltd.	4,037,200	5,406
Vivendi SA - ADR(Æ)	217,385	5,162	Hang Seng Bank, Ltd.	61,700	1,079
		347,139	Hong Kong Exchanges and Clearing,
			Ltd.	34,854	799
Germany - 6.7%			Hopewell Holdings, Ltd.	25,500	96
Allianz SE	9,185	1,519	Hysan Development Co., Ltd.	473,000	2,282
Aurubis AG	880	48	Kowloon Development Co., Ltd.	989,000	1,152
Axel Springer SE Class A	3,331	205	Lai Sun Development Co., Ltd.	23,859,000	533
Bayer AG	218,394	31,558	Lenovo Group, Ltd.	10,726,000	13,805
Bayerische Motoren Werke AG	73,429	8,576	Link REIT (The)(ö)	421,000	2,842
Beiersdorf AG(Æ)	113,608	9,984	MTR Corp., Ltd.	263,000	1,164
Bidvest Group, Ltd.(Æ)	238,079	6,564	Power Assets Holdings, Ltd.	378,000	3,951

			See accompanying notes which are an integral part of this quarterly report.
			Russell International Developed Markets Fund 57

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sino Land Co., Ltd.	874,000	1,457	Enel SpA	1,873,600	8,471
Swire Pacific, Ltd. Class A	129,321	1,728	ENI SpA - ADR	1,469,509	24,964
Swire Properties, Ltd.	162,800	522	GTECH SpA	8,090	159
Tai Cheung Holdings, Ltd.(Æ)	220,000	183	Intesa Sanpaolo SpA	3,475,847	10,158
Television Broadcasts, Ltd.	172,534	1,070	Parmalat SpA	293,432	832
Tencent Holdings, Ltd.(Æ)	756,300	12,767	Recordati SpA	82,311	1,362
Vitasoy International Holdings, Ltd.	64,000	89	Snam Rete Gas SpA	343,532	1,677
		106,238	Telecom Italia SpA(Æ)	7,074,575	8,212
			Unione di Banche Italiane SCpA	371,105	2,548
Hungary - 0.1%			Unipol Gruppo Finanziario SpA	61,700	311
OTP Bank PLC(Ñ)	304,350	4,037			67,458

India - 1.1%			Japan - 13.2%
HDFC Bank, Ltd. - ADR	261,917	14,924	Aderans Co., Ltd.	47,900	426
Housing Development Finance Corp.,			Aichi Bank, Ltd. (The)	1,800	88
Ltd.	363,193	7,388	Ajinomoto Co., Inc.	102,000	2,096
ICICI Bank, Ltd. - ADR	541,000	6,497	Alps Electric Co., Ltd.	89,200	1,858
Reliance Industries, Ltd.	231,079	3,412	Amada Co., Ltd.	655,500	5,974
Tata Motors, Ltd. - ADR	210,241	10,369	Arcs Co., Ltd.	41,200	850
		42,590	Asahi Group Holdings, Ltd.	84,600	2,761
			Asahi Kasei Corp.	333,000	3,301
Indonesia - 0.3%			Astellas Pharma, Inc.	1,518,900	23,378
Bank Rakyat Indonesia Persero Tbk PT	9,884,700	9,061	Bandai Namco Holdings, Inc.	29,300	594
Telekomunikasi Indonesia Persero Tbk			Bridgestone Corp.	5,400	216
PT	10,714,100	2,384	Brother Industries, Ltd.	87,300	1,493
		11,445	Calbee, Inc.	8,900	347

Ireland - 1.1%			Canon Marketing Japan, Inc.	101,800	1,849
Aer Lingus Group PLC(Æ)	427,100	1,038	Canon, Inc.	540,700	17,053
Bank of Ireland(Æ)	11,718,433	3,542	Cawachi, Ltd.	45,500	725
CRH PLC	604,900	14,568	Central Glass Co., Ltd.	59,000	248
DCC PLC	56,115	2,976	Daicel Chemical Industries, Ltd.	35,700	443
James Hardie Industries PLC	418,930	4,195	Daihatsu Motor Co., Ltd.	6,000	84
Origin Enterprises PLC	64,506	571	Dai-ichi Life Insurance Co., Ltd. (The)	341,525	4,579
Ryanair Holdings PLC - ADR(Æ)	123,455	8,146	Daikin Industries, Ltd.	150,800	10,520
Smurfit Kappa Group PLC	45,260	1,115	Daishi Bank, Ltd. (The)	27,000	90
Total Produce PLC	219,928	256	Daito Trust Construction Co., Ltd.	46,600	5,174
XL Group PLC Class A	182,000	6,277	Daiwa Industries, Ltd.	23,000	139
		42,684	Daiwa Office Investment Corp.(ö)	27	156
			Daiwabo Holdings Co., Ltd.	287,000	479
Isle of Man - 0.1%			DCM Holdings Co., Ltd.	100,200	669
Playtech PLC	331,263	3,384	Denso Corp.	285,700	12,629
			Descente, Ltd.(Æ)	10,000	113
Israel - 1.1%			Doutor Nichires Holdings Co., Ltd.	69,500	986
Cellcom Israel, Ltd.(Æ)	52,300	277	Dydo Drinco, Inc.	4,300	176
Check Point Software Technologies, Ltd.			East Japan Railway Co.	18,000	1,391
(Æ)	119,749	9,241	EDION Corp.	38,400	285
Israel Discount Bank, Ltd. Class A(Æ)	1,129,699	1,766	Eighteenth Bank, Ltd. (The)	172,000	498
Stratasys, Ltd.(Æ)(Ñ)	52,410	4,166	FANUC Corp.	89,400	15,014
Teva Pharmaceutical Industries, Ltd.			Fidea Holdings Co., Ltd.(Æ)(Ñ)	37,200	66
- ADR	477,223	27,135	Fuji Electric Co., Ltd.	2,346,000	10,032
		42,585	Fuji Heavy Industries, Ltd.	270,400	9,703
			Fuji Soft, Inc.	72,200	1,447
Italy - 1.7%			Fujishoji Co., Ltd.	5,700	72
A2A SpA	602,900	574	Fukuda Denshi Co., Ltd.	17,200	854
ASTM SpA	30,544	383	Funai Electric Co., Ltd.	71,700	867
Atlantia SpA	175,182	4,509	Fuyo General Lease Co., Ltd.	49,600	1,599
Beni Stabili SpA SIIQ(ö)	2,454,800	1,833	Geo Holdings Corp.	92,300	902
Danieli & C Officine Meccaniche SpA	70,084	1,149	Gunma Bank, Ltd.	64,000	421
De Longhi SPA(Æ)	14,680	265	Haseko Corp.(Æ)	228,900	1,859
DiaSorin SpA	1,290	51
See accompanying notes which are an integral part of this quarterly report.
58 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Heiwado Co., Ltd.	87,100	1,837	Ono Pharmaceutical Co., Ltd.	162,600	17,132
Hitachi, Ltd.	2,928,000	22,142	ORIX Corp.	638,300	7,299
Honda Motor Co., Ltd.	873,370	26,338	OSG Corp.	7,400	136
Hosiden Corp.	92,500	497	Otsuka Holdings Co., Ltd.	167,500	5,183
Hoya Corp.	677,800	26,254	Parco Co., Ltd.	5,400	46
Hyakugo Bank, Ltd. (The)	86,000	364	Prima Meat Packers, Ltd.	351,000	913
Inabata & Co., Ltd.	33,800	308	Ricoh Leasing Co., Ltd.	20,100	526
Inpex Corp.	662,000	7,409	Rinnai Corp.	2,100	141
Isuzu Motors, Ltd.	290,000	3,852	Round One Corp.	282,200	1,762
ITOCHU Corp.	735,200	7,459	Rybobi, Ltd.	104,000	279
Japan Aviation Electronics Industry, Ltd.	29,000	657	Saint Marc Holdings Co., Ltd.	18,000	1,156
Japan Petroleum Exploration Co., Ltd.	15,000	455	Saizeriya Co., Ltd.	105,700	1,711
Japan Tobacco, Inc.	206,400	5,608	San-In Godo Bank, Ltd. (The)	3,000	24
JSR Corp.	54,700	966	Santen Pharmaceutical Co., Ltd.	24,700	1,533
Kamei Corp.	39,000	258	Sanyo Shokai, Ltd.	646,000	1,524
Kamigumi Co., Ltd.	10,000	100	Secom Co., Ltd.	42,200	2,450
Kanematsu Corp.	1,092,000	1,554	Seiko Holdings Corp.	16,000	88
Kao Corp.	228,900	10,034	Seino Holdings Co., Ltd.	138,000	1,499
Kato Sangyo Co., Ltd.	57,000	1,044	Seven & i Holdings Co., Ltd.	269,200	9,860
Kawasaki Kisen Kaisha, Ltd.	704,000	2,017	Shimamura Co., Ltd.	13,800	1,225
KDDI Corp.	146,200	10,315	Shin-Etsu Chemical Co., Ltd.	305,125	20,211
Keihan Electric Railway Co., Ltd.	21,000	127	Shinmaywa Industries, Ltd.	84,000	816
Keyence Corp.	16,300	7,588	Showa Corp.	18,700	189
Kissei Pharmaceutical Co., Ltd.	23,300	699	SKY Perfect JSAT Holdings, Inc.	291,900	1,769
Kohnan Shoji Co. Ltd.(Æ)	142,100	1,607	Skylark Co., Ltd.(Æ)	70,500	769
Kokuyo Co., Ltd.(Æ)	160,200	1,219	SMC Corp.	45,200	12,135
Konoike Transport Co., Ltd.	16,300	335	SoftBank Corp.	66,800	3,918
Kyocera Corp.	126,900	5,580	Sompo Japan Nipponkoa Holdings, Inc.	184,600	5,125
KYORIN Holdings, Inc.	85,400	1,727	Sony Corp.	281,200	6,564
Kyudenko Corp.	48,000	643	Sumitomo Corp.	969,600	9,561
Mabuchi Motor Co., Ltd.	117,500	4,833	Sumitomo Mitsui Financial Group, Inc.	490,000	16,488
Marudai Food Co. Ltd.(Æ)	211,000	756	Tadano, Ltd.	30,000	361
MID Reit, Inc. Class A(ö)	623	1,592	Taisho Pharmaceutical Holdings Co.,
Ministop Co., Ltd.	5,000	67	Ltd.	5,300	335
Mitsubishi Heavy Industries, Ltd.	967,000	5,340	Takeda Pharmaceutical Co., Ltd.	69,700	3,486
Mitsubishi Shokuhin Co., Ltd.(Æ)	8,400	187	Takiron Co., Ltd.	44,000	195
Mitsubishi Tanabe Pharma Corp.	51,300	810	Takuma Co., Ltd.	237,000	1,668
Mitsubishi UFJ Financial Group, Inc.	1,888,600	10,055	Terumo Corp.	268,900	6,665
Mitsui Fudosan Co., Ltd.	164,000	4,150	T-Gaia Corp.	34,000	369
Mitsui High-Tec, Inc.	10,800	73	Tobu Railway Co., Ltd.	56,000	269
Morinaga Milk Industry Co., Ltd.	199,000	860	TOCALO Co., Ltd.(Æ)	22,000	370
MS&AD Insurance Group Holdings, Inc.	124,500	3,028	Toei Co., Ltd.	45,000	261
Murata Manufacturing Co., Ltd.	56,500	6,096	Tokai Holdings Corp.(Æ)	52,200	235
Nankai Electric Railway Co., Ltd.	30,000	120	Tokai Rika Co., Ltd.	23,800	490
Nichi-iko Pharmaceutical Co., Ltd.	101,300	1,826	Token Corp.	2,700	112
NIFTY Corp.	9,100	102	Tokyo Gas Co., Ltd.	222,000	1,324
Nippo Corp.	82,000	1,275	Tokyo Steel Manufacturing Co., Ltd.	53,100	401
Nippon Building Fund, Inc.(ö)	16	79	TonenGeneral Sekiyu KK	5,000	44
Nippon Signal Co., Ltd. (The)	5,400	59	Toppan Forms Co., Ltd.	65,400	680
Nippon Suisan Kaisha, Ltd.	526,500	1,818	Toridoll.corp	38,500	558
Nippon Telegraph & Telephone Corp.	64,800	3,847	Toshiba TEC Corp.	250,000	1,548
Nishimatsuya Chain Co., Ltd.(Ñ)	205,100	1,629	Tosoh Corp.	359,000	1,937
Nitori Holdings Co., Ltd.	93,100	5,266	Toyo Suisan Kaisha, Ltd.	15,000	529
Noevir Holdings Co., Ltd.	25,500	464	Toyota Motor Corp.	105,000	6,760
Nomura Master Real Estate Fund, Inc.			UNY Group Holdings Co., Ltd.	34,300	198
(Æ)	259	324	Valor Co., Ltd.	90,600	1,707
NTT DOCOMO, Inc.	584,825	9,896	West Japan Railway Co.	68,900	3,545
Okinawa Cellular Telephone Co.(Æ)	27,200	786	Yamato Holdings Co., Ltd.	73,400	1,662
Okinawa Electric Power Co., Inc. (The)	26,400	913	Yamazen Corp.	6,300	44

			See accompanying notes which are an integral part of this quarterly report.
			Russell International Developed Markets Fund 59

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Yuasa Trading Co., Ltd.	84,300	1,738	Z Energy, Ltd.	137,228	493
Yurtec Corp.(Æ)	80,000	542			4,112
		529,813
			Norway - 0.4%
Jersey - 1.2%			Austevoll Seafood ASA	31,356	183
Delphi Automotive PLC	65,102	4,474	Bakkafrost P/F	32,567	678
Henderson Group PLC	994,472	3,546	Borregaard ASA - ADR	50,550	356
Wolseley PLC - ADR	85,512	4,965	Orkla ASA	1,205,310	8,891
WPP PLC	1,702,890	37,541	Statoil ASA Class N	78,963	1,317
		50,526	TE Connectivity, Ltd.	269,060	5,770
					17,195
Kazakhstan - 0.0%
Per Aarsleff A/S(Æ)	5,579	1,257	Portugal - 0.1%
			Galp Energia SGPS SA Class B	471,230	4,966
Liechtenstein - 0.0%
VP Bank AG	3,824	308	Russia - 0.2%
			Gazprom OAO - ADR(Æ)	1,698,337	6,860
Luxembourg - 0.0%			Sberbank of Russia - ADR	308,317	1,138
Tenaris SA	47,621	672	Sberbank of Russia - ADR(Æ)	1,633	6
					8,004
Mexico - 0.2%
Cemex SAB de CV - ADR(Æ)	283,416	2,519	Singapore - 1.4%
Fomento Economico Mexicano SAB de			Ascendas Real Estate Investment
CV - ADR(Æ)	50,693	4,236	Trust(Æ)(ö)	194,000	353
Grupo Mexicano de Desarrollo SAB de			CapitaCommercial Trust(Æ)(ö)	232,000	303
CV - ADR(Æ)	120,268	499	CapitaMall Trust Class A(Æ)(ö)	207,000	320
		7,254	Chip Eng Seng Corp., Ltd.	327,000	220
			ComfortDelGro Corp., Ltd.	944,000	2,000
Netherlands - 5.1%			CSE Global, Ltd.	259,900	112
Aegon NV	1,994,100	14,240	DBS Group Holdings, Ltd.	753,796	10,979
Akzo Nobel NV	312,682	22,582	First Resources, Ltd.(Æ)	149,000	204
ASM International NV	18,996	777	Fortune Real Estate Investment Trust(Æ)
BE Semiconductor Industries NV	82,134	1,675	(ö)	769,400	849
Boskalis Westminster NV	66,555	2,949	Jardine Cycle & Carriage, Ltd.	501,000	15,604
Delta Lloyd NV	764,731	14,485	Keppel Corp., Ltd. - ADR	138,000	886
Heineken NV	147,386	10,990	Keppel REIT(ö)	18,320	17
ING Groep NV(Æ)	3,208,179	39,913	Lian Beng Group, Ltd.(Æ)	1,462,000	680
Koninklijke Ahold NV(Æ)	361,730	6,538	Mapletree Industrial Trust(Æ)(ö)	75,800	86
Koninklijke KPN NV	2,574,000	7,964	Oversea-Chinese Banking Corp., Ltd.	148,875	1,141
Koninklijke Philips NV	862,374	23,828	SATS, Ltd.	107,000	234
Mobileye NV(Æ)(Ñ)	87,290	3,438	Sembcorp Industries, Ltd.	47,000	150
NN Group NV(Æ)	242,876	6,599	Singapore Airlines, Ltd.	91,000	849
Nutreco NV	5,852	298	Singapore Exchange, Ltd.	80,000	459
NXP Semiconductors NV(Æ)	72,861	5,781	Singapore Technologies Engineering,
Randstad Holding NV(Æ)	221,809	11,714	Ltd.	81,000	201
Reed Elsevier NV(Æ)	356,546	8,737	Singapore Telecommunications, Ltd.	936,554	2,820
Sligro Food Group NV	4,640	177	StarHub, Ltd.	112,000	346
STMicroelectronics NV	1,149,802	9,598	United Overseas Bank, Ltd.	1,038,857	17,754
TNT NV - ADR(Æ)	117,500	427	UOL Group, Ltd.	22,000	117
Unilever NV	168,774	7,335	Wing Tai Holdings, Ltd.	1,333,000	1,801
Wereldhave NV(ö)	26,744	1,924	Yanlord Land Group, Ltd.	89,500	67
Wolters Kluwer NV	60,262	1,804			58,552
		203,773
			South Africa - 0.2%
New Zealand - 0.1%			Discovery Holdings, Ltd.	819,858	8,075
Air New Zealand, Ltd.	917,942	1,734
Chorus, Ltd.(Æ)	435,161	839	South Korea - 0.9%
Genesis Energy, Ltd.(Æ)	134,508	218	Hana Financial Group, Inc.	174,545	5,119
Heartland New Zealand, Ltd.(Æ)	533,539	512	Hankook Tire Co., Ltd.(Æ)	161,700	7,759
Vector, Ltd.	147,300	316	Samsung Electronics Co., Ltd.	4,655	5,753

See accompanying notes which are an integral part of this quarterly report.
60 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Shinhan Financial Group Co., Ltd.	284,830	11,649	Banque Cantonale Vaudoise	2,327	1,358
SK Hynix, Inc.	136,996	5,907	Cie Financiere Richemont SA	22,768	1,892
		36,187	Credit Suisse Group AG(Æ)	903,923	19,030
			Flughafen Zuerich AG	1,263	861
Spain - 1.3%			Galenica AG	703	566
Acciona SA(Æ)	2,800	200	GAM Holding AG(Æ)	192,721	3,401
Amadeus IT Holding SA Class A	345,041	13,829	Geberit AG	22,886	7,838
Banco Bilbao Vizcaya Argentaria SA			Givaudan SA(Æ)	693	1,266
- ADR	423,021	3,611	Helvetia Holding AG	14,298	7,291
Banco Santander SA - ADR	4,225,716	14,526	Julius Baer Group, Ltd.(Æ)	160,292	6,531
Corp. Financiera Alba SA	24,552	1,171	Kardex AG(Æ)	11,140	533
Ebro Foods SA	51,952	883	Kuehne & Nagel International AG	25,736	3,541
Endesa SA - ADR	229,098	4,564	Metall Zug AG	350	856
Gamesa Corp. Tecnologica SA(Æ)	10,200	101	Nestle SA	604,201	46,280
Gas Natural SDG SA	87,857	2,056	Novartis AG	597,825	58,289
Iberdrola SA	1,117,430	7,710	OC Oerlikon Corp. AG(Æ)	679,900	7,729
Indra Sistemas SA	297,500	3,038	Partners Group Holding AG	29,519	7,870
Mediaset Espana Comunicacion SA(Æ)	22,600	275	PSP Swiss Property AG(Æ)	4,143	428
Prosegur Cia de Seguridad SA	59,934	333	Roche Holding AG	185,556	50,128
Red Electrica Corp. SA	5,670	483	Sika AG	884	3,032
Zeltia SA(Æ)	111,807	381	Sonova Holding AG	47,646	6,266
		53,161	Straumann Holding AG	1,089	245
			Swiss Life Holding AG(Æ)	48,200	10,771
Sweden - 2.4%			Swiss Prime Site AG Class A(Æ)	5,544	481
Assa Abloy AB Class B	140,706	7,678	Swiss Re AG(Æ)	93,549	8,453
Atlas Copco AB Class A	474,835	14,050	UBS Group AG(Æ)	1,574,590	26,392
Atlas Copco AB Class B	33,096	905	Vaudoise Assurances Holding SA Class
B&B Tools AB Class B	43,479	744	B	565	266
Electrolux AB	325,083	10,055	Vontobel Holding AG	26,515	886
Granges AB(Æ)(Ñ)	96,851	742	Zurich Insurance Group AG(Æ)	59,375	19,710
Haldex AB	82,446	1,114			352,949
Hennes & Mauritz AB Class B	168,937	6,944
Hexagon AB Class B	150,237	4,756	Taiwan - 1.0%
Industrial & Financial Systems Class B	18,100	558	Hon Hai Precision Industry Co., Ltd.	4,022,538	10,997
Medivir AB B Shares(Æ)	109,421	1,298	MediaTek, Inc.	596,000	9,100
NCC AB Class B	27,160	879	Taiwan Semiconductor Manufacturing
Nibe Industrier AB Class B	13,508	343	Co., Ltd. - ADR	588,356	13,361
Nordea Bank AB	424,525	5,383	Teco Electric and Machinery Co., Ltd.	6,741,400	6,276
Recipharm AB Class B(Æ)	39,940	674			39,734
Sandvik AB	1,082,800	11,339
SAS AB(Æ)(Ñ)	264,432	526	Thailand - 0.3%
Securitas AB Class B	224,033	2,728	Charoen Pokphand Foods PCL	14,756,700	11,364
Svenska Cellulosa AB SCA Class B	163,422	3,949	Kasikornbank PCL	268,600	1,833
Svenska Handelsbanken AB Class A	67,895	3,218			13,197
Swedish Match AB	33,709	1,097
Telefonaktiebolaget LM Ericsson Class B	970,629	11,790	United Kingdom - 16.5%
TeliaSonera AB	503,094	3,100	Abcam PLC Class A	109,038	708
Tethys Oil AB(Æ)	198,864	1,337	Acacia Mining PLC	273,574	1,162
Unibet Group PLC	29,373	1,747	Amec Foster Wheeler PLC - GDR	196,149	2,349
Vitrolife AB(Æ)	36,393	776	ARM Holdings PLC	497,186	7,758
		97,730	Associated British Foods PLC	134,759	6,269
			AstraZeneca PLC - ADR(Æ)	488,934	34,771
Switzerland - 8.8%			Aviva PLC	964,507	7,663
ABB, Ltd.(Æ)	1,103,075	21,132	BAE Systems PLC	419,574	3,200
ABB, Ltd. - ADR(Æ)(Ñ)	186,000	3,560	Barclays PLC	6,564,507	23,071
ACE, Ltd.	65,750	7,098	Bellway PLC	73,640	2,012
Actelion, Ltd.(Æ)	67,971	7,521	Berendsen PLC	107,014	1,794
Adecco SA(Æ)	69,767	5,222	Berkeley Group Holdings PLC	212,170	7,704
Aryzta AG(Æ)	50,601	3,802	BG Group PLC	1,034,474	13,785
Baloise Holding AG	18,606	2,424	BHP Billiton PLC	133,284	2,902

			See accompanying notes which are an integral part of this quarterly report.
			Russell International Developed Markets Fund 61

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BP PLC	3,925,674	25,274	St. James's Place PLC	583,388	7,513
British American Tobacco PLC	216,323	12,179	Stagecoach Group PLC	105,534	544
British Land Co. PLC (The)(ö)	203,854	2,544	Standard Chartered PLC	396,646	5,292
BT Group PLC	1,932,116	12,145	SVG Capital PLC(Æ)	280,505	1,836
Carnival PLC	24,335	1,092	Tate & Lyle PLC	235,210	2,401
Centrica PLC	514,992	2,274	Tesco PLC	482,384	1,628
Close Brothers Group PLC	45,247	1,035	Travis Perkins PLC	701,601	20,278
Cobham PLC	109,791	539	Trinity Mirror PLC(Æ)	427,621	1,109
Compass Group PLC(Æ)	1,852,272	32,070	Unilever PLC	112,461	4,955
Dairy Crest Group PLC	1,253,520	9,203	Vodafone Group PLC	7,168,181	25,246
Dart Group PLC	239,036	1,038	WM Morrison Supermarkets PLC	289,239	779
Derwent London PLC(ö)	43,634	2,134	Xchanging PLC	343,287	809
Diageo PLC	418,820	12,406			666,075
Dialog Semiconductor PLC(Æ)	26,540	1,020
Galiform PLC	88,294	564	United States - 1.2%
GlaxoSmithKline PLC - ADR	1,384,704	30,478	AGL Resources, Inc.	147,612	1,625
Great Portland Estates PLC(ö)	176,176	2,080	Bethlehem Corp.(Æ)	3,940	96
Greggs PLC(Æ)	149,215	1,839	Cogeco, Inc.	1,300	61
Guinness Peat Group PLC(Æ)	1,174,279	391	Delta Air Lines, Inc.	4,000	45
Hammerson PLC(ö)	67,465	699	ETRACS CMCI Long Platinum Total
Hays PLC	723,403	1,684	Return ETN	47,733	321
Hikma Pharmaceuticals PLC	64,127	2,273	Global Real Estate Opportunity Trust(Æ)	113,100	721
HSBC Holdings PLC	5,809,987	53,199	GTT Communications, Inc.(Æ)	4,343	246
HSBC Holdings PLC - ADR(Æ)(Ñ)	10,700	489	Individual, Inc.(Æ)	73,965	194
Hunting PLC	106,490	636	Joy Global, Inc.	205,100	8,602
IG Group Holdings PLC	522,544	5,677	Merrill Corp.(Æ)	89,429	1,073
Imperial Tobacco Group PLC	891,115	41,862	NCR Corp.(Æ)	66,777	1,696
Inchcape PLC	220,215	2,303	News Corp. Class A(Æ)	654,900	9,752
Intercontinental Hotels Group PLC(Æ)	199,977	8,005	News Corp. Class B(Æ)	117,402	1,695
Intermediate Capital Group PLC	226,200	1,678	Philip Morris International, Inc.	106,300	8,530
ITV PLC	689,177	2,279	Swank, Inc.(Æ)	294,000	203
J Sainsbury PLC	185,794	710	Technicolor SA	256,400	1,537
Johnson Matthey PLC	41,655	2,043	Treecon Resources, Inc.(Æ)	18,140	332
Kingfisher PLC	3,657,354	18,858	Windstream Holdings, Inc.	21,000	56
Land Securities Group PLC(ö)	84,796	1,625	Yum! Brands, Inc.	137,062	9,907
Londonmetric Property PLC(ö)	743,038	1,784			46,692
Lookers PLC	768,860	1,720
National Grid PLC	1,114,874	15,680	Total Common Stocks
Next PLC	5,068	551	(cost $3,479,700)		3,675,126
Pace PLC	125,289	628
Pearson PLC	69,168	1,405	Preferred Stocks - 0.2%
Pendragon PLC	429,700	230	Brazil - 0.1%
Polypipe Group PLC(Æ)	68,478	251	Usinas Siderurgicas de Minas Gerais
Prudential PLC	385,527	9,378	SA(Æ)	1,827,600	2,282
Reckitt Benckiser Group PLC	254,761	21,577
Reed Elsevier PLC	701,679	12,202	Germany - 0.1%
Rio Tinto PLC(Æ)	158,531	6,983	Bayerische Motoren Werke AG	8,947	759
Rolls-Royce Holdings PLC(Æ)	603,261	8,090	Henkel AG & Co. KGaA	25,393	2,914
Royal Bank of Scotland Group PLC(Æ)	1,668,792	9,087			3,673

Royal Dutch Shell PLC Class A	1,600,995	49,032	Italy - 0.0%
Royal Dutch Shell PLC Class B	214,111	6,817	Unipol Gruppo Finanziario SpA	114,000	582
RSA Insurance Group PLC(Æ)	916,362	6,260
SABMiller PLC - ADR	80,839	4,404	Total Preferred Stocks
Shaftesbury PLC(ö)	32,992	386	(cost $14,825)		6,537
Shire PLC - ADR(Æ)	75,986	5,554
Sky PLC	841,134	11,741

Smith & Nephew PLC	175,182	3,133	Warrants & Rights - 0.5%
Smiths Group PLC	348,609	5,901	Hong Kong - 0.0%
Spire Healthcare Group PLC(Æ)	293,844	1,418	Sun Hung Kai Properties, Ltd.(Æ)

See accompanying notes which are an integral part of this quarterly report.
62 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	2016 Warrants	5		—

	United Kingdom - 0.5%
	DS Smith PLC Class F(Æ)
	2014 Rights	4,008,747		19,092

	Total Warrants & Rights
	(cost $13,919)			19,092

Short	-Term Investments - 7.1%
	United States - 7.1%
	Russell U.S. Cash Management Fund	284,759,729	∞	284,760
	Total Short-Term Investments
	(cost $284,760)			284,760

	Other Securities - 1.2%
	Russell U.S. Cash Collateral Fund(×)	50,463,253	∞	50,463
	Total Other Securities
	(cost $50,463)			50,463

	Total Investments 100.3%
	(identified cost $3,843,667)			4,035,978

	Other Assets and Liabilities, Net
-	(0.3%)			(10,092)
	Net Assets - 100.0%			4,025,886

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 63

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Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.2%
Ageas		10/10/07	EUR		12,778	—	—	—
BGP Holdings PLC		08/06/09	AUD	559,805		—	—	—
Chaoda Modern Agriculture Holdings, Ltd.		01/14/11	HKD	12,120,000		0.55	6,664	308
GDF Suez		06/02/05	EUR	311,135		25.52	7,940	6,921
GDF Suez		11/07/05	EUR		55,671	0.01	1	—
								7,229
For a description of restricted securities see note 8 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
CAC 40 Index Futures			852	EUR	39,256	02/15		3,175
DAX Index Futures			143	EUR	38,235	03/15		4,011
EURO STOXX 50 Index Futures		2,460		EUR	82,385	03/15		7,723
FTSE 100 Index Futures			659	GBP	44,193	03/15		4,266
Hang Seng Index Futures			154	HKD	188,919	02/15		(296)
MSCI Singapore Index ETS Futures			137	SGD	10,417	02/15		(23)
NIKKEI 225 Index Futures		1,065		JPY	9,318,750	03/15		(1,178)
S&P/TSX 60 Index Futures			148	CAD	25,323	03/15		1,235
SPI 200 Index Futures			145	AUD	20,090	03/15		1,094
Swiss Market Index Futures			211	CHF	17,526	03/15		828
TOPIX Index Futures			497	JPY	7,030,065	03/15		(708)
Short Positions
Amsterdam Index Futures			74	EUR	6,650	02/15		(263)
FTSE/MIB Index Futures			76	EUR	7,785	03/15		(841)
IBEX 35 Index Futures			56	EUR	5,817	02/15		(255)
MSCI Emerging Markets Mini Index Futures		1,647		USD	78,356	03/15		(864)
OMXS 30 Index Futures			792	SEK	124,522	02/15		(841)
S&P/TSX 60 Index Futures			345	CAD	59,030	03/15		(2,842)
SPI 200 Index Futures			75	AUD	10,391	03/15		(591)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								13,630

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	247	AUD		300	03/18/15		(14)
Bank of America	USD	261		CAD	300	03/18/15		(25)
Bank of America	USD	1,030		CAD	1,200	03/18/15		(87)
Bank of America	USD	17		EUR	15	02/02/15		—
Bank of America	USD	91		EUR	80	02/02/15		—
Bank of America	USD	1,233		EUR	1,000	03/18/15		(103)
Bank of America	USD	469		GBP	300	03/18/15		(18)
Bank of America	USD	4,358	HKD		33,788	03/18/15		—
Bank of America	AUD	1,000		USD	808	03/18/15		31
Bank of America	CAD	1,000		USD	843	03/18/15		57
Bank of America	GBP	1,000		USD	1,508	03/18/15		2
Bank of America	HKD	4,000		USD	516	03/18/15		—
Bank of America	JPY	14,188		USD	121	02/04/15		—

See accompanying notes which are an integral part of this quarterly report.
64 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	JPY	120,000	USD	1,003	03/18/15	(19)
Bank of Montreal	USD	3,184	AUD	3,826	03/18/15	(213)
Bank of Montreal	USD	1,533	CAD	1,800	03/18/15	(118)
Bank of Montreal	USD	4,474	CAD	5,103	03/18/15	(460)
Bank of Montreal	USD	8,277	EUR	6,673	03/18/15	(734)
Bank of Montreal	USD	20,740	EUR	16,721	03/18/15	(1,839)
Bank of Montreal	USD	8,413	GBP	5,375	03/18/15	(320)
Bank of Montreal	USD	8,292	JPY	993,411	03/18/15	172
Bank of Montreal	CAD	9,640	USD	8,451	03/18/15	869
Bank of New York	USD	3,179	AUD	3,826	03/18/15	(208)
Bank of New York	USD	4,469	CAD	5,103	03/18/15	(455)
Bank of New York	USD	48	CZK	1,171	02/03/15	—
Bank of New York	USD	60	CZK	1,475	02/03/15	—
Bank of New York	USD	380	EUR	335	02/02/15	(2)
Bank of New York	USD	242	EUR	214	02/03/15	—
Bank of New York	USD	8,267	EUR	6,673	03/18/15	(724)
Bank of New York	USD	20,716	EUR	16,721	03/18/15	(1,815)
Bank of New York	USD	8,411	GBP	5,375	03/18/15	(318)
Bank of New York	USD	469	JPY	55,328	02/03/15	2
Bank of New York	USD	8,276	JPY	993,411	03/18/15	188
Bank of New York	CAD	9,640	USD	8,442	03/18/15	860
Bank of New York	GBP	221	USD	333	02/02/15	(1)
Bank of New York	JPY	10,734	USD	91	02/03/15	—
Barclays	USD	52	AUD	68	02/02/15	—
Barclays	USD	28	EUR	23	02/02/15	(3)
Barclays	USD	175	GBP	115	02/02/15	(2)
Barclays	USD	5	HKD	40	02/02/15	—
Barclays	USD	25	SEK	218	02/02/15	1
Barclays	USD	45	SGD	60	02/02/15	—
Barclays	CAD	8	USD	6	02/02/15	—
Barclays	JPY	1,200	USD	11	02/02/15	1
BNP Paribas	USD	1,251	EUR	1,000	03/18/15	(120)
BNP Paribas	USD	472	GBP	300	03/18/15	(20)
BNP Paribas	USD	129	HKD	1,000	03/18/15	—
BNP Paribas	USD	854	JPY	100,000	03/18/15	(2)
Brown Brothers Harriman	USD	167	AUD	200	03/18/15	(12)
Brown Brothers Harriman	USD	263	CAD	300	03/18/15	(27)
Brown Brothers Harriman	USD	1,232	EUR	1,000	03/18/15	(102)
Brown Brothers Harriman	USD	470	GBP	300	03/18/15	(18)
Brown Brothers Harriman	USD	185	JPY	21,759	02/02/15	1
Brown Brothers Harriman	USD	836	JPY	100,000	03/18/15	16
Brown Brothers Harriman	USD	2,099	JPY	250,000	03/18/15	31
Citigroup	USD	854	AUD	1,056	03/18/15	(34)
Citigroup	USD	2,597	AUD	3,119	03/18/15	(175)
Citigroup	USD	2,727	AUD	3,277	03/18/15	(183)
Citigroup	USD	3,246	AUD	3,890	03/18/15	(226)
Citigroup	USD	3,877	AUD	4,824	03/18/15	(131)
Citigroup	USD	4,870	AUD	5,770	03/18/15	(390)
Citigroup	USD	5,649	AUD	6,904	03/18/15	(290)
Citigroup	USD	6,455	AUD	7,815	03/18/15	(387)
Citigroup	USD	140	CAD	170	03/18/15	(7)
Citigroup	USD	222	CAD	260	03/18/15	(18)
Citigroup	USD	1,807	CAD	2,047	03/18/15	(197)
Citigroup	USD	1,820	CAD	2,094	03/18/15	(174)
Citigroup	USD	1,868	CAD	2,205	03/18/15	(134)
Citigroup	USD	2,198	CAD	2,636	03/18/15	(125)

		See accompanying notes which are an integral part of this quarterly report.
				Russell International Developed Markets Fund 65

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	4,798	CAD	5,460	03/18/15	(504)
Citigroup	USD	134	CHF	129	03/18/15	6
Citigroup	USD	484	CHF	474	03/18/15	33
Citigroup	USD	505	CHF	490	03/18/15	29
Citigroup	USD	3,429	CHF	3,313	03/18/15	187
Citigroup	USD	5,392	CHF	5,491	03/18/15	602
Citigroup	USD	22	DKK	132	03/18/15	(2)
Citigroup	USD	45	DKK	270	03/18/15	(4)
Citigroup	USD	81	DKK	502	03/18/15	(4)
Citigroup	USD	106	DKK	685	03/18/15	(2)
Citigroup	USD	195	DKK	1,230	03/18/15	(8)
Citigroup	USD	977	EUR	792	03/18/15	(82)
Citigroup	USD	1,086	EUR	874	03/18/15	(98)
Citigroup	USD	1,088	EUR	885	03/18/15	(88)
Citigroup	USD	1,134	EUR	925	03/18/15	(89)
Citigroup	USD	1,171	EUR	936	03/18/15	(113)
Citigroup	USD	2,637	EUR	2,202	03/18/15	(148)
Citigroup	USD	3,157	EUR	2,538	03/18/15	(288)
Citigroup	USD	8,622	EUR	7,027	03/18/15	(680)
Citigroup	USD	784	GBP	515	03/18/15	(8)
Citigroup	USD	1,504	GBP	961	03/18/15	(57)
Citigroup	USD	2,601	GBP	1,661	03/18/15	(100)
Citigroup	USD	4,981	GBP	3,293	03/18/15	(23)
Citigroup	USD	7	HKD	54	03/18/15	—
Citigroup	USD	20	HKD	154	03/18/15	—
Citigroup	USD	25	HKD	191	03/18/15	—
Citigroup	USD	61	HKD	472	03/18/15	—
Citigroup	USD	130	HKD	1,008	03/18/15	—
Citigroup	USD	141	HKD	1,091	03/18/15	—
Citigroup	USD	35	ILS	138	03/18/15	—
Citigroup	USD	40	ILS	157	03/18/15	—
Citigroup	USD	46	ILS	179	03/18/15	—
Citigroup	USD	67	ILS	266	03/18/15	—
Citigroup	USD	85	ILS	335	03/18/15	—
Citigroup	USD	677	ILS	2,681	03/18/15	5
Citigroup	USD	725	ILS	2,888	03/18/15	10
Citigroup	USD	777	ILS	3,073	03/18/15	5
Citigroup	USD	1,095	JPY	131,032	03/18/15	22
Citigroup	USD	1,546	JPY	180,435	03/18/15	(8)
Citigroup	USD	1,791	JPY	212,872	03/18/15	23
Citigroup	USD	1,886	JPY	226,747	03/18/15	46
Citigroup	USD	2,168	JPY	263,107	03/18/15	73
Citigroup	USD	2,176	JPY	258,223	03/18/15	24
Citigroup	USD	2,189	JPY	258,935	03/18/15	17
Citigroup	USD	2,189	JPY	260,630	03/18/15	31
Citigroup	USD	2,296	JPY	274,869	03/18/15	46
Citigroup	USD	2,317	JPY	278,275	03/18/15	53
Citigroup	USD	2,644	JPY	316,466	03/18/15	52
Citigroup	USD	7,794	JPY	932,970	03/18/15	155
Citigroup	USD	8,642	JPY	1,015,902	03/18/15	13
Citigroup	USD	1,281	NOK	9,206	03/18/15	(91)
Citigroup	USD	1,408	NOK	10,067	03/18/15	(107)
Citigroup	USD	1,709	NOK	12,238	03/18/15	(126)
Citigroup	USD	1,879	NOK	13,245	03/18/15	(167)
Citigroup	USD	2,135	NOK	15,015	03/18/15	(194)
Citigroup	USD	238	NZD	310	03/18/15	(13)
Citigroup	USD	520	NZD	674	03/18/15	(32)

See accompanying notes which are an integral part of this quarterly report.
66 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	USD		728	NZD	958	03/18/15	(35)
Citigroup	USD		1,749	NZD	2,297	03/18/15	(85)
Citigroup	USD		1,936	NZD	2,523	03/18/15	(108)
Citigroup	USD		2,902	NZD	3,768	03/18/15	(173)
Citigroup	USD		3,226	NZD	4,186	03/18/15	(193)
Citigroup	USD		3,226	NZD	4,134	03/18/15	(231)
Citigroup	USD		3,229	NZD	4,199	03/18/15	(187)
Citigroup	USD		3,240	NZD	4,257	03/18/15	(156)
Citigroup	USD		3,267	NZD	4,332	03/18/15	(129)
Citigroup	USD		3,978	NZD	5,230	03/18/15	(189)
Citigroup	USD		6,471	NZD	8,400	03/18/15	(385)
Citigroup	USD		308	SEK	2,297	03/18/15	(31)
Citigroup	USD		1,087	SEK	8,177	03/18/15	(99)
Citigroup	USD		2,151	SEK	16,358	03/18/15	(173)
Citigroup	USD		2,312	SEK	18,861	03/18/15	(32)
Citigroup	USD		6	SGD	9	03/18/15	—
Citigroup	USD		33	SGD	44	03/18/15	—
Citigroup	USD		80	SGD	108	03/18/15	(1)
Citigroup	USD		113	SGD	148	03/18/15	(4)
Citigroup	USD		206	SGD	271	03/18/15	(6)
Citigroup	USD		207	SGD	274	03/18/15	(5)
Citigroup	USD		309	SGD	404	03/18/15	(11)
Citigroup	USD		309	SGD	409	03/18/15	(7)
Citigroup	USD		381	SGD	500	03/18/15	(12)
Citigroup	USD		412	SGD	541	03/18/15	(12)
Citigroup	USD		926	SGD	1,218	03/18/15	(26)
Citigroup	USD		1,235	SGD	1,621	03/18/15	(38)
Citigroup	AUD		286	USD	233	03/18/15	12
Citigroup	AUD		1,319	USD	1,118	03/18/15	94
Citigroup	AUD		2,076	USD	1,681	03/18/15	69
Citigroup	AUD		2,079	USD	1,695	03/18/15	81
Citigroup	AUD		3,365	USD	2,766	03/18/15	153
Citigroup	AUD		6,464	USD	5,230	03/18/15	212
Citigroup	CAD		690	USD	605	03/18/15	62
Citigroup	CAD		8,860	USD	7,628	03/18/15	659
Citigroup	CHF		158	USD	157	03/18/15	(15)
Citigroup	CHF		2,254	USD	2,332	03/18/15	(127)
Citigroup	CHF		5,288	USD	5,261	03/18/15	(511)
Citigroup	CHF		12,951	USD	15,007	03/18/15	870
Citigroup	DKK		197	USD	33	03/18/15	3
Citigroup	DKK		299	USD	50	03/18/15	5
Citigroup	DKK		932	USD	150	03/18/15	8
Citigroup	DKK		3,068	USD	512	03/18/15	45
Citigroup	EUR		74	USD	91	03/18/15	8
Citigroup	EUR		228	USD	268	03/18/15	11
Citigroup	EUR		535	USD	619	03/18/15	14
Citigroup	EUR		2,492	USD	2,973	03/18/15	156
Citigroup	GBP		77	USD	120	03/18/15	5
Citigroup	GBP		80	USD	121	03/18/15	2
Citigroup	GBP		795	USD	1,208	03/18/15	11
Citigroup	GBP		1,660	USD	2,599	03/18/15	100
Citigroup	GBP		1,976	USD	3,086	03/18/15	110
Citigroup	GBP		8,937	USD	13,923	03/18/15	467
Citigroup	GBP		10,748	USD	16,796	03/18/15	612
Citigroup	GBP		20,037	USD	31,328	03/18/15	1,156
Citigroup	HKD		536	USD	69	03/18/15	—
Citigroup	HKD		871	USD	112	03/18/15	—

			See accompanying notes which are an integral part of this quarterly report.
				Russell International Developed Markets Fund 67

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	HKD	2,328	USD		300	03/18/15	—
Citigroup	HKD	5,793	USD		747	03/18/15	—
Citigroup	ILS	36	USD		9	03/18/15	—
Citigroup	ILS	48	USD		12	03/18/15	—
Citigroup	ILS	96	USD		24	03/18/15	—
Citigroup	ILS	346	USD		88	03/18/15	—
Citigroup	JPY	175,602	USD		1,474	03/18/15	(22)
Citigroup	JPY	797,068	USD		6,840	03/18/15	49
Citigroup	NOK	1,112	USD		155	03/18/15	11
Citigroup	NOK	11,346	USD		1,618	03/18/15	152
Citigroup	NOK	47,315	USD		6,921	03/18/15	803
Citigroup	NZD	3,043	USD		2,364	03/18/15	160
Citigroup	NZD	3,228	USD		2,481	03/18/15	142
Citigroup	NZD	3,228	USD		2,482	03/18/15	143
Citigroup	SEK	6,636	USD		879	03/18/15	77
Citigroup	SEK	9,170	USD		1,209	03/18/15	100
Citigroup	SEK	10,703	USD		1,420	03/18/15	126
Citigroup	SEK	10,740	USD		1,428	03/18/15	130
Citigroup	SEK	11,563	USD		1,538	03/18/15	140
Citigroup	SEK	12,310	USD		1,648	03/18/15	160
Citigroup	SGD	9	USD		7	03/18/15	—
Citigroup	SGD	19	USD		15	03/18/15	—
Citigroup	SGD	52	USD		40	03/18/15	1
Citigroup	SGD	69	USD		52	03/18/15	1
Citigroup	SGD	71	USD		54	03/18/15	1
Credit Suisse	USD	2	AUD		2	03/18/15	—
Credit Suisse	USD	854	AUD		1,056	03/18/15	(34)
Credit Suisse	USD	2,597	AUD		3,119	03/18/15	(175)
Credit Suisse	USD	2,727	AUD		3,277	03/18/15	(183)
Credit Suisse	USD	3,246	AUD		3,890	03/18/15	(226)
Credit Suisse	USD	3,876	AUD		4,824	03/18/15	(131)
Credit Suisse	USD	4,870	AUD		5,770	03/18/15	(390)
Credit Suisse	USD	5,649	AUD		6,904	03/18/15	(289)
Credit Suisse	USD	6,455	AUD		7,815	03/18/15	(388)
Credit Suisse	USD	140	CAD		170	03/18/15	(7)
Credit Suisse	USD	222	CAD		260	03/18/15	(18)
Credit Suisse	USD	954	CAD		1,129	03/18/15	(66)
Credit Suisse	USD	1,807	CAD		2,047	03/18/15	(197)
Credit Suisse	USD	1,820	CAD		2,094	03/18/15	(174)
Credit Suisse	USD	1,868	CAD		2,205	03/18/15	(134)
Credit Suisse	USD	2,198	CAD		2,636	03/18/15	(125)
Credit Suisse	USD	4,797	CAD		5,460	03/18/15	(504)
Credit Suisse	USD	134	CHF		129	03/18/15	6
Credit Suisse	USD	484	CHF		474	03/18/15	33
Credit Suisse	USD	505	CHF		490	03/18/15	29
Credit Suisse	USD	3,429	CHF		3,313	03/18/15	186
Credit Suisse	USD	5,076	CHF		5,137	03/18/15	531
Credit Suisse	USD	5,391	CHF		5,491	03/18/15	603
Credit Suisse	USD	22	DKK		132	03/18/15	(2)
Credit Suisse	USD	45	DKK		270	03/18/15	(4)
Credit Suisse	USD	81	DKK		502	03/18/15	(4)
Credit Suisse	USD	106	DKK		685	03/18/15	(2)
Credit Suisse	USD	195	DKK		1,230	03/18/15	(8)
Credit Suisse	USD	173	EUR		139	03/18/15	(16)
Credit Suisse	USD	977	EUR		792	03/18/15	(82)
Credit Suisse	USD	1,086	EUR		874	03/18/15	(98)
Credit Suisse	USD	1,088	EUR		885	03/18/15	(88)

See accompanying notes which are an integral part of this quarterly report.
68 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	USD	1,134	EUR	925	03/18/15	(89)
Credit Suisse	USD	1,171	EUR	936	03/18/15	(113)
Credit Suisse	USD	2,637	EUR	2,202	03/18/15	(147)
Credit Suisse	USD	3,156	EUR	2,538	03/18/15	(288)
Credit Suisse	USD	8,621	EUR	7,027	03/18/15	(679)
Credit Suisse	USD	784	GBP	515	03/18/15	(8)
Credit Suisse	USD	1,504	GBP	961	03/18/15	(57)
Credit Suisse	USD	2,601	GBP	1,661	03/18/15	(100)
Credit Suisse	USD	3,308	GBP	2,189	03/18/15	(12)
Credit Suisse	USD	4,981	GBP	3,293	03/18/15	(22)
Credit Suisse	USD	7	HKD	54	03/18/15	—
Credit Suisse	USD	20	HKD	154	03/18/15	—
Credit Suisse	USD	25	HKD	191	03/18/15	—
Credit Suisse	USD	61	HKD	472	03/18/15	—
Credit Suisse	USD	130	HKD	1,008	03/18/15	—
Credit Suisse	USD	141	HKD	1,091	03/18/15	—
Credit Suisse	USD	35	ILS	138	03/18/15	—
Credit Suisse	USD	40	ILS	157	03/18/15	—
Credit Suisse	USD	46	ILS	179	03/18/15	—
Credit Suisse	USD	67	ILS	266	03/18/15	—
Credit Suisse	USD	85	ILS	335	03/18/15	—
Credit Suisse	USD	677	ILS	2,681	03/18/15	5
Credit Suisse	USD	725	ILS	2,888	03/18/15	10
Credit Suisse	USD	777	ILS	3,073	03/18/15	5
Credit Suisse	USD	1,095	JPY	131,032	03/18/15	22
Credit Suisse	USD	1,546	JPY	180,435	03/18/15	(8)
Credit Suisse	USD	1,791	JPY	212,872	03/18/15	23
Credit Suisse	USD	1,886	JPY	226,747	03/18/15	46
Credit Suisse	USD	2,168	JPY	263,107	03/18/15	73
Credit Suisse	USD	2,176	JPY	258,223	03/18/15	24
Credit Suisse	USD	2,189	JPY	258,935	03/18/15	17
Credit Suisse	USD	2,190	JPY	260,630	03/18/15	31
Credit Suisse	USD	2,296	JPY	274,869	03/18/15	46
Credit Suisse	USD	2,317	JPY	278,275	03/18/15	53
Credit Suisse	USD	2,644	JPY	316,466	03/18/15	52
Credit Suisse	USD	7,793	JPY	932,970	03/18/15	156
Credit Suisse	USD	8,642	JPY	1,015,902	03/18/15	13
Credit Suisse	USD	1,281	NOK	9,206	03/18/15	(91)
Credit Suisse	USD	1,408	NOK	10,067	03/18/15	(107)
Credit Suisse	USD	1,709	NOK	12,238	03/18/15	(126)
Credit Suisse	USD	1,879	NOK	13,245	03/18/15	(167)
Credit Suisse	USD	2,135	NOK	15,015	03/18/15	(194)
Credit Suisse	USD	238	NZD	310	03/18/15	(13)
Credit Suisse	USD	520	NZD	674	03/18/15	(32)
Credit Suisse	USD	728	NZD	958	03/18/15	(34)
Credit Suisse	USD	1,749	NZD	2,297	03/18/15	(85)
Credit Suisse	USD	1,936	NZD	2,523	03/18/15	(108)
Credit Suisse	USD	2,902	NZD	3,768	03/18/15	(172)
Credit Suisse	USD	3,226	NZD	4,186	03/18/15	(193)
Credit Suisse	USD	3,226	NZD	4,134	03/18/15	(231)
Credit Suisse	USD	3,230	NZD	4,199	03/18/15	(188)
Credit Suisse	USD	3,240	NZD	4,257	03/18/15	(156)
Credit Suisse	USD	3,267	NZD	4,332	03/18/15	(129)
Credit Suisse	USD	3,978	NZD	5,230	03/18/15	(189)
Credit Suisse	USD	6,471	NZD	8,400	03/18/15	(385)
Credit Suisse	USD	308	SEK	2,297	03/18/15	(31)
Credit Suisse	USD	1,087	SEK	8,177	03/18/15	(99)

		See accompanying notes which are an integral part of this quarterly report.
				Russell International Developed Markets Fund 69

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	USD	2,151	SEK	16,358	03/18/15	(173)
Credit Suisse	USD	2,312	SEK	18,861	03/18/15	(31)
Credit Suisse	USD	6	SGD	9	03/18/15	—
Credit Suisse	USD	33	SGD	44	03/18/15	—
Credit Suisse	USD	80	SGD	108	03/18/15	(1)
Credit Suisse	USD	113	SGD	148	03/18/15	(4)
Credit Suisse	USD	206	SGD	271	03/18/15	(6)
Credit Suisse	USD	207	SGD	274	03/18/15	(5)
Credit Suisse	USD	309	SGD	404	03/18/15	(11)
Credit Suisse	USD	309	SGD	409	03/18/15	(7)
Credit Suisse	USD	381	SGD	500	03/18/15	(12)
Credit Suisse	USD	412	SGD	541	03/18/15	(12)
Credit Suisse	USD	926	SGD	1,218	03/18/15	(26)
Credit Suisse	USD	1,235	SGD	1,621	03/18/15	(38)
Credit Suisse	AUD	286	USD	233	03/18/15	12
Credit Suisse	AUD	342	USD	275	03/18/15	9
Credit Suisse	AUD	1,319	USD	1,119	03/18/15	95
Credit Suisse	AUD	2,076	USD	1,681	03/18/15	69
Credit Suisse	AUD	2,079	USD	1,696	03/18/15	82
Credit Suisse	AUD	3,365	USD	2,766	03/18/15	154
Credit Suisse	AUD	6,464	USD	5,231	03/18/15	213
Credit Suisse	CAD	68	USD	57	03/18/15	4
Credit Suisse	CAD	690	USD	605	03/18/15	62
Credit Suisse	CAD	8,860	USD	7,628	03/18/15	659
Credit Suisse	CHF	1,428	USD	1,554	02/02/15	(2)
Credit Suisse	CHF	158	USD	157	03/18/15	(15)
Credit Suisse	CHF	2,254	USD	2,333	03/18/15	(127)
Credit Suisse	CHF	5,288	USD	5,261	03/18/15	(511)
Credit Suisse	CHF	12,951	USD	15,010	03/18/15	874
Credit Suisse	DKK	197	USD	33	03/18/15	3
Credit Suisse	DKK	299	USD	50	03/18/15	5
Credit Suisse	DKK	932	USD	150	03/18/15	8
Credit Suisse	DKK	3,068	USD	512	03/18/15	45
Credit Suisse	DKK	3,706	USD	591	03/18/15	27
Credit Suisse	EUR	74	USD	91	03/18/15	8
Credit Suisse	EUR	228	USD	268	03/18/15	11
Credit Suisse	EUR	535	USD	619	03/18/15	14
Credit Suisse	EUR	2,492	USD	2,973	03/18/15	156
Credit Suisse	EUR	2,694	USD	3,191	03/18/15	146
Credit Suisse	GBP	77	USD	120	03/18/15	5
Credit Suisse	GBP	80	USD	121	03/18/15	2
Credit Suisse	GBP	795	USD	1,208	03/18/15	11
Credit Suisse	GBP	1,660	USD	2,600	03/18/15	100
Credit Suisse	GBP	1,976	USD	3,086	03/18/15	111
Credit Suisse	GBP	8,937	USD	13,923	03/18/15	467
Credit Suisse	GBP	10,748	USD	16,796	03/18/15	611
Credit Suisse	GBP	20,037	USD	31,329	03/18/15	1,156
Credit Suisse	HKD	536	USD	69	03/18/15	—
Credit Suisse	HKD	871	USD	112	03/18/15	—
Credit Suisse	HKD	2,328	USD	300	03/18/15	—
Credit Suisse	HKD	5,793	USD	747	03/18/15	—
Credit Suisse	HKD	14,482	USD	1,867	03/18/15	(1)
Credit Suisse	ILS	36	USD	9	03/18/15	—
Credit Suisse	ILS	48	USD	12	03/18/15	—
Credit Suisse	ILS	96	USD	24	03/18/15	—
Credit Suisse	ILS	346	USD	88	03/18/15	—
Credit Suisse	JPY	175,602	USD	1,474	03/18/15	(22)

See accompanying notes which are an integral part of this quarterly report.
70 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	JPY	334,758	USD	2,813	03/18/15	(39)
Credit Suisse	JPY	797,068	USD	6,840	03/18/15	49
Credit Suisse	NOK	1,112	USD	155	03/18/15	11
Credit Suisse	NOK	11,346	USD	1,618	03/18/15	152
Credit Suisse	NOK	47,315	USD	6,921	03/18/15	803
Credit Suisse	NZD	3,043	USD	2,365	03/18/15	160
Credit Suisse	NZD	3,228	USD	2,482	03/18/15	144
Credit Suisse	SEK	6,636	USD	879	03/18/15	77
Credit Suisse	SEK	9,170	USD	1,209	03/18/15	100
Credit Suisse	SEK	10,703	USD	1,420	03/18/15	126
Credit Suisse	SEK	10,740	USD	1,428	03/18/15	130
Credit Suisse	SEK	11,563	USD	1,538	03/18/15	140
Credit Suisse	SEK	12,310	USD	1,648	03/18/15	160
Credit Suisse	SEK	44,470	USD	5,589	03/18/15	213
Credit Suisse	SGD	9	USD	7	03/18/15	—
Credit Suisse	SGD	19	USD	15	03/18/15	—
Credit Suisse	SGD	52	USD	40	03/18/15	1
Credit Suisse	SGD	69	USD	52	03/18/15	1
Credit Suisse	SGD	71	USD	54	03/18/15	1
Credit Suisse	SGD	242	USD	181	03/18/15	2
Deutsche Bank	USD	197	CHF	182	02/03/15	2
Deutsche Bank	USD	331	EUR	293	02/03/15	—
Deutsche Bank	USD	1,432	EUR	1,200	03/18/15	(74)
Deutsche Bank	USD	150	JPY	17,603	02/04/15	—
Deutsche Bank	CAD	3,600	USD	2,890	03/18/15	58
JPMorgan Chase	USD	3,180	AUD	3,826	03/18/15	(209)
JPMorgan Chase	USD	4,474	CAD	5,103	03/18/15	(460)
JPMorgan Chase	USD	8,273	EUR	6,673	03/18/15	(730)
JPMorgan Chase	USD	20,730	EUR	16,721	03/18/15	(1,829)
JPMorgan Chase	USD	8,408	GBP	5,375	03/18/15	(315)
JPMorgan Chase	USD	8,281	JPY	993,411	03/18/15	183
JPMorgan Chase	CAD	9,640	USD	8,451	03/18/15	870
Morgan Stanley	USD	20	CAD	24	02/02/15	(1)
Morgan Stanley	USD	278	EUR	243	02/02/15	(4)
Morgan Stanley	USD	661	EUR	545	02/02/15	(45)
Morgan Stanley	USD	307	GBP	202	02/02/15	(4)
Morgan Stanley	USD	23	HKD	176	02/02/15	—
Morgan Stanley	USD	1,498	JPY	177,837	02/02/15	16
Morgan Stanley	AUD	123	USD	96	02/02/15	—
Morgan Stanley	CAD	45	USD	32	02/02/15	(3)
Morgan Stanley	JPY	2,477	USD	28	02/02/15	7
Northern Trust	USD	615	EUR	543	02/02/15	(1)
Royal Bank of Canada	USD	3,180	AUD	3,826	03/18/15	(209)
Royal Bank of Canada	USD	4,474	CAD	5,103	03/18/15	(460)
Royal Bank of Canada	USD	8,267	EUR	6,673	03/18/15	(724)
Royal Bank of Canada	USD	20,716	EUR	16,721	03/18/15	(1,814)
Royal Bank of Canada	USD	8,406	GBP	5,375	03/18/15	(313)
Royal Bank of Canada	USD	8,275	JPY	993,411	03/18/15	189
Royal Bank of Canada	CAD	9,640	USD	8,451	03/18/15	869
Standard Chartered	USD	4,358	HKD	33,788	03/18/15	—
State Street	USD	608	AUD	750	03/18/15	(26)
State Street	USD	1,128	AUD	1,400	03/18/15	(41)
State Street	USD	154	CAD	193	02/02/15	(2)
State Street	USD	342	CAD	400	03/18/15	(28)
State Street	USD	1,620	CAD	2,000	03/18/15	(47)
State Street	USD	3,969	EUR	3,200	03/18/15	(352)

		See accompanying notes which are an integral part of this quarterly report.
				Russell International Developed Markets Fund 71

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
State Street	USD	5,797	EUR	5,000		03/18/15	(145)
State Street	USD	3,026	GBP	2,000		03/18/15	(14)
State Street	USD	516	HKD	4,000		03/18/15	—
State Street	USD	774	HKD	6,000		03/18/15	—
State Street	USD	1,194	JPY	140,000		03/18/15	(1)
State Street	USD	2,548	JPY	300,000		03/18/15	8
State Street	AUD	700	USD	566		03/18/15	23
State Street	AUD	1,200	USD	974		03/18/15	42
State Street	CAD	900	USD	774		03/18/15	66
State Street	CAD	1,100	USD	947		03/18/15	82
State Street	CAD	1,100	USD	865		03/18/15	(1)
State Street	CAD	2,000	USD	1,724		03/18/15	151
State Street	CHF	253	USD	274		02/02/15	(2)
State Street	EUR	45	USD	50		02/02/15	—
State Street	EUR	3,500	USD	4,284		03/18/15	328
State Street	EUR	6,500	USD	7,991		03/18/15	643
State Street	GBP	225	USD	339		02/02/15	—
State Street	GBP	900	USD	1,406		03/18/15	51
State Street	GBP	1,000	USD	1,566		03/18/15	60
State Street	HKD	3,000	USD	387		03/18/15	—
State Street	HKD	9,000	USD	1,160		03/18/15	(1)
State Street	JPY	250,000	USD	2,093		03/18/15	(37)
State Street	JPY	275,000	USD	2,324		03/18/15	(19)
State Street	JPY	300,000	USD	2,527		03/18/15	(29)
State Street	SGD	313	USD	231		02/02/15	—
Westpac	USD	3,179	AUD	3,826		03/18/15	(208)
Westpac	USD	4,471	CAD	5,103		03/18/15	(457)
Westpac	USD	8,266	EUR	6,673		03/18/15	(723)
Westpac	USD	20,713	EUR	16,721		03/18/15	(1,813)
Westpac	USD	8,405	GBP	5,375		03/18/15	(312)
Westpac	USD	8,274	JPY	993,411		03/18/15	190
Westpac	CAD	9,640	USD	8,446		03/18/15	864
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(11,544)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Common Stocks
Australia	$—		$87,805		$—		$87,805
Austria	114		10,248		—		10,362
Belgium	—		59,170		—		59,170
Bermuda	2,991		9,705		—		12,696
Brazil	20,285		—		—		20,285
Canada	179,288		—		—		179,288
Cayman Islands	35,435		17,553		308		53,296
Czech Republic	—		6,627		—		6,627
Denmark	—		79,406		—		79,406
Finland	—		27,681		—		27,681
France	—	347,139			—		347,139
Germany	—	270,718			—		270,718
Hong Kong	—	106,238			—		106,238
Hungary	—		4,037		—		4,037
India	31,790		10,800		—		42,590

See accompanying notes which are an integral part of this quarterly report.
72 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Indonesia	—	11,445		—		11,445
Ireland	14,423	28,261		—		42,684
Isle of Man	—	3,384		—		3,384
Israel	40,542	2,043		—		42,585
Italy	—	67,458		—		67,458
Japan	88	529,725		—		529,813
Jersey	4,474	46,052		—		50,526
Kazakhstan	—	1,257		—		1,257
Liechtenstein	—	308		—		308
Luxembourg	—	672		—		672
Mexico	6,755	499		—		7,254
Netherlands	9,219	194,554		—		203,773
New Zealand	—	4,112		—		4,112
Norway	—	17,195		—		17,195
Portugal	—	4,966		—		4,966
Russia	6	7,998		—		8,004
Singapore	—	58,552		—		58,552
South Africa	—	8,075		—		8,075
South Korea	—	36,187		—		36,187
Spain	—	53,161		—		53,161
Sweden	—	97,730		—		97,730
Switzerland	37,050	315,899		—		352,949
Taiwan	13,361	26,373		—		39,734
Thailand	—	13,197		—		13,197
United Kingdom	489	665,586		—		666,075
United States	41,214	5,478		—		46,692
Preferred Stocks	2,282	4,255		—		6,537
Warrants & Rights	—	19,092		—		19,092
Short-Term Investments	—	284,760		—		284,760
Other Securities	—	50,463		—		50,463
Total Investments	439,806	3,595,864		308		4,035,978

Other Financial Instruments
Futures Contracts	13,630	—		—		13,630
Foreign Currency Exchange Contracts	(42)	(11,502)		—		(11,544)
Total Other Financial Instruments*	$13,588	$(11,502)		$—		$2,086

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 73

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.3%			ENN Energy Holdings, Ltd.	1,650,840	9,769
Australia - 0.5%					29,997
Amcor, Ltd. Class A	96,940	957
ASX, Ltd. - ADR	14,098	417	China - 0.6%
BHP Billiton, Ltd. - ADR	105,042	2,429	China Construction Bank Corp. Class H	6,687,000	5,356
Brambles, Ltd.	125,405	1,027	China Longyuan Power Group Corp.,
Commonwealth Bank of Australia - ADR	37,455	2,588	Ltd. Class H	8,635,000	9,278
Flight Centre, Ltd.	3,883	113	China Petroleum & Chemical Corp.
Insurance Australia Group, Ltd.	170,517	844	Class H	4,319,600	3,414
New Hope Corp., Ltd.	17,327	32			18,048
Tatts Group, Ltd.	104,456	313
Telstra Corp., Ltd.	345,199	1,741	Denmark - 0.4%
Washington H Soul Pattinson & Co., Ltd.	3,636	37	DSV A/S	390,021	12,278
Wesfarmers, Ltd.	64,372	2,171	Tryg A/S	1,505	177
Woodside Petroleum, Ltd.	49,330	1,321			12,455
Woolworths, Ltd.	87,560	2,153
		16,143	Finland - 0.4%
			Caverion Corp.	291,645	2,729
Austria - 0.0%			Kone OYJ Class B	144,046	6,485
Oesterreichische Post AG	2,321	115	Sampo Oyj Class A	32,910	1,593
			YIT OYJ(Ñ)	212,900	1,241
Belgium - 0.5%					12,048
Belgacom SA	10,078	375
Delhaize Group SA	62,521	5,189	France - 7.3%
Groupe Bruxelles Lambert SA	5,421	449	BNP Paribas SA	727,859	38,395
Solvay SA	40,096	5,473	Christian Dior SA	36,568	6,336
UCB SA	69,597	5,407	Cie Generale des Etablissements
		16,893	Michelin Class B	65,500	6,410
			Danone SA	648,410	43,591
Bermuda - 0.1%			Edenred	371,013	10,691
Axis Capital Holdings, Ltd.	7,859	400	Etablissements Maurel et Prom(Æ)	400,524	3,241
Catlin Group, Ltd.	26,367	277	Euler Hermes Group	975	96
China Hongxing Sports, Ltd.(Å)(Æ)	6,320,000	—	Hermes International	10,954	3,717
Endurance Specialty Holdings, Ltd.	3,257	199	Imerys SA	88,389	6,397
Hiscox, Ltd.	23,150	256	IPSOS	120,876	3,152
PartnerRe, Ltd.	3,684	421	Legrand SA - ADR	453,130	24,344
REXLot Holdings, Ltd.(Ñ)	18,681,872	1,463	LVMH Moet Hennessy Louis Vuitton
VTech Holdings, Ltd.	11,800	166	SA - ADR	201,763	32,577
		3,182	Metropole Television SA	4,679	86
			PPR SA	92,274	18,682
Canada - 1.6%			Renault SA	220,887	16,994
Canadian Imperial Bank of Commerce(Þ)	1,082	75	Sanofi - ADR	177,998	16,398
Canadian National Railway Co.(Æ)(Þ)	564,830	37,268	Societe Television Francaise 1	8,693	137
CI Financial Corp.	11,032	281	Total SA	80,868	4,178
Crescent Point Energy Corp.	40,582	965	Transgene SA(Æ)(Ñ)	44,857	368
Genworth MI Canada, Inc.	2,782	69			235,790
Great-West Lifeco, Inc.(Þ)	21,113	535
Husky Energy, Inc.	21,809	469	Germany - 4.3%
Intact Financial Corp.	9,579	640	Allianz SE	183,432	30,332
Keyera Corp.	6,107	360	BASF SE	53,552	4,808
Methanex Corp.	109,400	4,835	Daimler AG	203,900	18,531
Pembina Pipeline Corp.	25,969	807	Deutsche Telekom AG	369,189	6,373
Thomson Reuters Corp.	28,299	1,087	Freenet AG	179,900	5,378
Toronto Dominion Bank	55,286	2,202	Hannover Rueck SE	80,361	7,213
Vermilion Energy, Inc.	7,453	328	Lanxess AG	124,792	5,998
		49,921	Linde AG	205,495	39,449
			Muenchener Rueckversicherungs-
Cayman Islands - 0.9%			Gesellschaft AG in Muenchen	38,455	7,732
Alibaba Group Holding, Ltd. - ADR(Æ)	118,496	10,556	Symrise AG	123,720	8,122
Baidu, Inc. - ADR(Æ)	44,381	9,672

See accompanying notes which are an integral part of this quarterly report.
74 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wincor Nixdorf AG	101,563	4,657	Takeda Pharmaceutical Co., Ltd.	231,200	11,563
		138,593	Toyota Motor Corp.	308,300	19,848
					135,295
Hong Kong - 0.8%
Cathay Pacific Airways, Ltd.	2,171,200	5,055	Jersey - 0.9%
China Resources Power Holdings Co.,			Delphi Automotive PLC	160,800	11,052
Ltd.	766,000	2,130	Glencore PLC(Æ)	4,632,600	17,279
CLP Holdings, Ltd.	142,902	1,271			28,331
Guangdong Investment, Ltd.	3,561,400	4,769
Hang Seng Bank, Ltd.	52,793	923	Luxembourg - 0.3%
MTR Corp., Ltd.	99,500	440	Samsonite International SA	3,628,800	10,968
Power Assets Holdings, Ltd.	7,243	76
Television Broadcasts, Ltd.	15,654	97	Netherlands - 3.0%
Tencent Holdings, Ltd.(Æ)	682,200	11,517	Akzo Nobel NV	289,637	20,917
		26,278	CNH Industrial NV	2,818,000	21,405
			Heineken NV	321,794	23,995
Hungary - 0.3%			Koninklijke Ahold NV(Æ)	66,831	1,208
21st Century Fox, Inc.(Æ)	291,639	9,671	Koninklijke Philips NV	586,589	16,208
			NXP Semiconductors NV(Æ)	156,561	12,422
India - 0.4%					96,155
HDFC Bank, Ltd. - ADR	125,871	7,172
Infosys, Ltd. - ADR(Ñ)	188,500	6,424	New Zealand - 0.0%
		13,596	Auckland International Airport, Ltd.(Æ)	67,313	217
			Contact Energy, Ltd.	25,056	129
Ireland - 3.6%					346
Accenture PLC Class A	461,389	38,771
Actavis PLC(Æ)	77,339	20,614	Norway - 0.5%
CRH PLC	227,114	5,465	DNB ASA	343,898	4,977
Greencore Group PLC Class A	1,449,825	6,724	SpareBank 1 SR-Bank ASA	641,352	4,028
James Hardie Industries PLC	32,709	327	TGS Nopec Geophysical Co. ASA
Medtronic PLC	630,307	45,004	- ADR(Ñ)	7,433	173
		116,905	Yara International ASA	145,300	7,562
					16,740
Israel - 0.2%
Teva Pharmaceutical Industries, Ltd.			Portugal - 0.2%
- ADR	123,600	7,028	Energias de Portugal SA	1,597,300	6,075

Italy - 0.5%			Russia - 0.1%
Enel SpA	1,368,693	6,188	Gazprom OAO - ADR(Æ)	173,026	699
GTECH SpA(Ñ)	247,216	4,848	Gazprom OAO - ADR	80,031	335
Trevi Finanziaria Industriale SpA	1,800,905	5,439	Rosneft OAO - GDR(Æ)	548,391	1,781
		16,475	Rosneft Oil Co. - GDR	95,700	310
			Sberbank of Russia - ADR	241,400	891
Japan - 4.2%					4,016
Asahi Group Holdings, Ltd.	197,500	6,446
Canon, Inc.	70,000	2,208	Singapore - 0.3%
Daito Trust Construction Co., Ltd.	6,400	711	ComfortDelGro Corp., Ltd.	155,000	328
Daiwa Securities Group, Inc.	2,729,000	19,731	SATS, Ltd.	46,000	101
Eisai Co., Ltd.	17,200	857	Sembcorp Industries, Ltd.	163,189	4,965
Honda Motor Co., Ltd.	133,600	4,029	SIA Engineering Co., Ltd.	18,000	58
Japan Tobacco, Inc.	77,500	2,106	Singapore Exchange, Ltd.	56,000	321
Kakaku.com, Inc.	380,800	5,389	Singapore Press Holdings, Ltd.	117,000	357
KDDI Corp.	100,900	7,119	Singapore Telecommunications, Ltd.	600,700	1,807
MEIJI Holdings Co., Ltd.	66,500	7,315	StarHub, Ltd.	41,000	127
Mitsui Fudosan Co., Ltd.	277,000	7,010			8,064
NTT DOCOMO, Inc.	107,200	1,814
Ono Pharmaceutical Co., Ltd.	132,340	13,944	South Africa - 0.1%
Sankyo Co., Ltd.	3,500	126	Sasol, Ltd. - ADR	108,993	3,910

Seven & i Holdings Co., Ltd.	144,600	5,296	South Korea - 1.5%
Showa Denko KK	4,026,000	5,142	BS Financial Group, Inc.	250,584	3,159
Sumco Corp.	868,400	14,641
			See accompanying notes which are an integral part of this quarterly report.
				Russell Global Equity Fund 75

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DGB Financial Group, Inc.	8,435	82	Barclays PLC	4,694,953	16,500
Hyundai Heavy Industries Co., Ltd.(Æ)	17,307	1,771	Barratt Developments PLC	1,155,066	7,963
Hyundai Motor Co.	20,371	3,130	BBA Aviation PLC	770,487	3,932
Samsung Electronics Co., Ltd.	29,529	36,498	Bellway PLC	242,687	6,632
Shinhan Financial Group Co., Ltd.	79,010	3,231	BHP Billiton PLC - ADR(Ñ)	98,900	4,321
		47,871	BP PLC	2,320,526	14,940
			British American Tobacco PLC	44,598	2,511
Spain - 0.0%			Centrica PLC	370,871	1,638
Bolsas y Mercados Espanoles SA	5,856	240	Diageo PLC	1,627,880	48,219
Tecnicas Reunidas SA(Æ)	2,279	89	Experian PLC	1,010,200	17,820
Zardoya Otis SA	12,257	140	GlaxoSmithKline PLC - ADR	214,824	4,728
		469	Imperial Tobacco Group PLC	116,334	5,465
			Marks & Spencer Group PLC	660,973	4,818
Sweden - 1.3%			Next PLC	12,068	1,313
Duni AB	260,200	3,847	Nomad Holdings Ltd.(Æ)(Þ)	228,200	2,282
Investor AB Class B	198,842	7,232	Persimmon PLC Class A(Æ)	361,720	8,636
Loomis AB Class B	188,660	5,579	Reckitt Benckiser Group PLC	423,272	35,849
Nordea Bank AB	1,147,000	14,545	Rexam PLC(Æ)	752,554	4,807
Skanska AB Class B	27,727	614	Scottish & Southern Energy PLC	4,303	104
Svenska Handelsbanken AB Class A	182,698	8,660	Sky PLC	75,405	1,053
		40,477	Standard Chartered PLC	258,914	3,454

Switzerland - 7.3%			Taylor Wimpey PLC	3,683,759	7,501
ACE, Ltd.	20,478	2,211	Tullow Oil PLC	437,523	2,398
Adecco SA(Æ)	270,100	20,218			236,731

Allied World Assurance Co. Holdings			United States - 45.5%
AG	7,187	278	3M Co.	182,014	29,541
Banque Cantonale Vaudoise	207	121	Acuity Brands, Inc.	68,430	10,257
Cie Financiere Richemont SA	480,119	39,898	Advance Auto Parts, Inc.	62,706	9,970
Credit Suisse Group AG(Æ)	1,000,787	21,069	AECOM(Æ)	367,179	9,334
GAM Holding AG(Æ)	11,817	209	Aetna, Inc.	116,100	10,660
Holcim, Ltd.(Æ)	289,200	20,240	Akamai Technologies, Inc.(Æ)	173,658	10,099
Julius Baer Group, Ltd.(Æ)	719,908	29,333	ALLETE, Inc.	117,700	6,668
Kuehne & Nagel International AG	133,138	18,320	Altria Group, Inc.	47,198	2,506
Nestle SA	531,327	40,698	Amazon.com, Inc.(Æ)	42,625	15,112
Novartis AG	274,050	26,721	American Financial Group, Inc.	5,285	307
SGS SA	387	735	American International Group, Inc.	580,420	28,365
Swisscom AG	1,808	1,062	Ameris Bancorp	191,400	4,618
Syngenta AG	6,561	2,135	Analog Devices, Inc.	25,566	1,332
TE Connectivity, Ltd.	151,395	10,051	Anthem, Inc.	132,100	17,828
		233,299	Apache Corp.	67,800	4,242

Taiwan - 1.1%			Apple, Inc.	615,153	72,071
Largan Precision Co., Ltd.	102,000	8,478	Applied Materials, Inc.	171,200	3,910
Taiwan Semiconductor Manufacturing			Astoria Financial Corp.	470,600	5,755
Co., Ltd.	2,678,000	11,891	Automatic Data Processing, Inc.	26,661	2,200
Taiwan Semiconductor Manufacturing			AVX Corp.	3,396	44
Co., Ltd. - ADR	589,000	13,376	Bank of America Corp.	939,100	14,227
		33,745	Bank of Hawaii Corp.	3,240	183
			Bank of New York Mellon Corp. (The)	487,645	17,555
Thailand - 0.2%			Becton Dickinson and Co.	63,273	8,737
Thai Oil PCL	3,108,400	4,859	Bed Bath & Beyond, Inc.(Æ)	56,900	4,254
			BlackRock, Inc. Class A	40,333	13,734
United Kingdom - 7.4%			Bristol-Myers Squibb Co.	377,158	22,731
Admiral Group PLC	11,002	240	Brookline Bancorp, Inc.	572,276	5,494
Amec Foster Wheeler PLC - GDR	30,857	370	Brooks Automation, Inc.	628,477	8,114
Amlin PLC	36,462	267	CA, Inc.	23,327	707
Aon PLC	149,200	13,435	Cadence Design Systems, Inc.(Æ)	469,094	8,439
AstraZeneca PLC - ADR(Æ)	192,044	13,657	Carter's, Inc.	89,800	7,318
BAE Systems PLC	246,194	1,878	Chevron Corp.	28,105	2,882

See accompanying notes which are an integral part of this quarterly report.
76 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Chubb Corp. (The)	68,700	6,726	Microchip Technology, Inc.	14,605	659
Cigna Corp.	69,800	7,457	Microsoft Corp.	723,212	29,218
Cincinnati Financial Corp.	11,924	602	National Oilwell Varco, Inc.	160,200	8,720
Citigroup, Inc.	398,600	18,714	Netflix, Inc.(Æ)	31,792	14,046
Clorox Co. (The)	9,377	1,001	NextEra Energy, Inc.	72,000	7,865
Coca-Cola Co. (The)	59,907	2,466	Occidental Petroleum Corp.	25,949	2,076
Corning, Inc.	776,800	18,465	Oracle Corp.	696,745	29,187
Cummins, Inc.	14,379	2,005	PepsiCo, Inc.	1,920	180
Danaher Corp.	130,450	10,746	Pfizer, Inc.	95,676	2,990
DigitalGlobe, Inc.(Æ)	351,296	9,446	Philip Morris International, Inc.	31,444	2,523
Dime Community Bancshares, Inc.	309,300	4,565	Platform Specialty Products Corp.(Æ)	528,047	11,089
Dominion Resources, Inc.	2,612	201	Praxair, Inc.	242,378	29,228
DR Horton, Inc.	651,700	15,980	ProAssurance Corp.	4,329	192
Dr Pepper Snapple Group, Inc.	15,473	1,196	Procter & Gamble Co. (The)	36,670	3,091
DSW, Inc. Class A	5,478	195	Progressive Corp. (The)	46,184	1,198
Eli Lilly & Co.	21,014	1,513	Public Storage(ö)	10,670	2,143
Emerson Electric Co.	38,135	2,171	QUALCOMM, Inc.	40,651	2,539
Envision Healthcare Holdings, Inc.(Æ)	207,122	7,121	Quest Diagnostics, Inc.	95,900	6,816
Erie Indemnity Co. Class A	1,782	154	Questar Corp.	12,772	331
Exxon Mobil Corp.	44,465	3,887	Ralph Lauren Corp. Class A	41,600	6,943
Facebook, Inc. Class A(Æ)	132,298	10,043	Rayonier, Inc.(ö)	8,254	242
FairPoint Communications, Inc.(Æ)(Ñ)	200,904	3,006	Raytheon Co.	20,940	2,095
Fastenal Co.(Ñ)	177,801	7,894	Regal Entertainment Group Class A(Ñ)	138,585	2,932
Franklin Resources, Inc.	319,900	16,484	Reynolds American, Inc.	24,231	1,646
Frontier Communications Corp.(Ñ)	1,072,400	7,201	RPC, Inc.	4,484	56
General Dynamics Corp.	113,200	15,079	Ryland Group, Inc. (The)	112,200	4,505
General Electric Co.	296,500	7,083	SanDisk Corp.	54,700	4,152
General Motors Co.	652,800	21,294	Southwest Bancorp, Inc.	364,200	5,558
Genuine Parts Co.	2,529	235	St. Jude Medical, Inc.	188,600	12,423
Goldman Sachs Group, Inc. (The)	43,800	7,552	Starwood Hotels & Resorts Worldwide,
Google, Inc. Class C(Æ)	42,731	22,970	Inc.	120,600	8,680
Halliburton Co.	160,400	6,414	State Street Corp.	166,945	11,938
HD Supply Holdings, Inc.(Æ)	277,994	8,015	SunTrust Banks, Inc.	110,600	4,249
Helmerich & Payne, Inc.	7,045	420	T Rowe Price Group, Inc.	6,542	515
Hewlett-Packard Co.	168,100	6,073	Texas Instruments, Inc.	40,105	2,144
Home Depot, Inc.	25,465	2,659	Thermo Fisher Scientific, Inc.	345,991	43,322
Honeywell International, Inc.	416,486	40,716	Tiffany & Co.	64,339	5,574
IHS, Inc. Class A(Æ)	81,269	9,357	Time Warner, Inc.	522,061	40,684
Independent Bank Corp.	172,892	6,541	Travelers Cos., Inc. (The)	21,063	2,166
Individual, Inc.(Æ)	423,272	1,109	United Parcel Service, Inc. Class B	341,581	33,762
Intel Corp.	1,458,871	48,201	United Technologies Corp.	358,733	41,175
International Bancshares Corp.	192,518	4,334	UnitedHealth Group, Inc.	182,800	19,423
International Business Machines Corp.	47,879	7,340	Verizon Communications, Inc.	124,700	5,700
JM Smucker Co. (The)	64,761	6,680	Visa, Inc. Class A	230,577	58,776
Johnson & Johnson	100,285	10,043	Wal-Mart Stores, Inc.	130,839	11,119
JPMorgan Chase & Co.	603,300	32,807	Walt Disney Co. (The)	526,099	47,854
Kimberly-Clark Corp.	19,973	2,156	Waters Corp.(Æ)	215,855	25,698
Lennar Corp. Class A	88,300	3,966	Webster Financial Corp.	241,800	7,382
Lockheed Martin Corp.	11,812	2,225	Wells Fargo & Co.	443,600	23,032
Lowe's Cos., Inc.	151,484	10,265	Western Union Co. (The)(Ñ)	395,700	6,727
Marathon Oil Corp.	172,100	4,578	Whirlpool Corp.	51,497	10,252
Marathon Petroleum Corp.	80,800	7,481	Wisconsin Energy Corp.	16,445	917
Martin Marietta Materials, Inc.	68,547	7,385	Xerox Corp.	558,900	7,361
MasterCard, Inc. Class A	129,500	10,623			1,461,324
McDonald's Corp.	20,384	1,884
Merck & Co., Inc.	47,206	2,846	Total Common Stocks
Mercury General Corp.	1,960	112	(cost $2,443,553)		3,091,813
Meritage Homes Corp.(Æ)	119,900	4,366
MetLife, Inc.	150,300	6,989	Preferred Stocks - 0.7%

			See accompanying notes which are an integral part of this quarterly report.
				Russell Global Equity Fund 77

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Brazil - 0.2%
	Investimentos Itau SA	1,831,275		6,238

	Germany - 0.5%
	Porsche Automobil Holding SE	76,008		6,393
	Volkswagen AG	47,100		10,549
				16,942

	Total Preferred Stocks
	(cost $23,245)			23,180

	Warrants & Rights - 0.0%
	United Kingdom - 0.0%
	Nomad Holdings Ltd.(Æ)
	2017 Warrants	228,200		70

	Total Warrants & Rights
	(cost $2)			70

Short	-Term Investments - 2.3%
	United States - 2.3%
	Russell U.S. Cash Management Fund	74,376,756	∞	74,377
	Total Short-Term Investments
	(cost $74,377)			74,377

	Other Securities - 1.5%
	Russell U.S. Cash Collateral Fund(×)	46,783,222	∞	46,783
	Total Other Securities
	(cost $46,783)			46,783

	Total Investments 100.8%
	(identified cost $2,587,960)			3,236,223

	Other Assets and Liabilities, Net
-	(0.8%)			(24,617)
	Net Assets - 100.0%			3,211,606

See accompanying notes which are an integral part of this quarterly report.

78 Russell Global Equity Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.0%
China Hongxing Sports, Ltd.		08/27/10	SGD	6,320,000		—	764	—
								—
For a description of restricted securities see note 8 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
CAC 40 Index Futures			133	EUR	6,128	02/15		526
DAX Index Futures			21	EUR	5,615	03/15		652
EURO STOXX 50 Index Futures			117	EUR	3,918	03/15		401
FTSE 100 Index Futures			73	GBP	4,895	03/15		452
Hang Seng Index Futures			10	HKD	12,268	02/15		(17)
NIKKEI 225 Index Futures			851	JPY	7,446,250	03/15		(719)
OMXS 30 Index Futures			68	SEK	10,691	02/15		94
S&P 500 E-Mini Index Futures		1,173		USD	116,620	03/15		(1,670)
S&P Mid 400 E-Mini Index Futures			35	USD	5,010	03/15		43
S&P/TSX 60 Index Futures			27	CAD	4,620	03/15		214
SPI 200 Index Futures			26	AUD	3,602	03/15		194
TOPIX Index Futures			68	JPY	961,860	03/15		(97)
Short Positions
EURO STOXX 50 Index Futures		2,533		EUR	84,830	03/15		(9,256)
MSCI Emerging Markets Mini Index Futures			658	USD	31,305	03/15		(400)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(9,583)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	979		EUR	800	03/18/15		(74)
Bank of America	USD	900	HKD		6,977	03/18/15		—
Bank of America	AUD	100		USD	81	03/18/15		4
Bank of America	AUD	200		USD	161	03/18/15		6
Bank of America	CAD	200		USD	172	03/18/15		14
Bank of America	EUR	200		USD	231	03/18/15		5
Bank of America	EUR	200		USD	244	03/18/15		17
Bank of America	GBP	200		USD	310	03/18/15		9
Bank of America	HKD	1,000		USD	129	03/18/15		—
Bank of America	JPY	20,000		USD	169	03/18/15		(2)
Bank of America	JPY	30,000		USD	249	03/18/15		(7)
Bank of America	SEK	1,000		USD	122	03/18/15		1
Bank of Montreal	USD	3,387		AUD	4,071	03/18/15		(227)
Bank of Montreal	USD	5,004		EUR	4,034	03/18/15		(444)
Bank of Montreal	USD	1,477		SEK	11,053	03/18/15		(141)
Bank of Montreal	EUR	16,330		USD	20,256	03/18/15		1,796
Bank of New York	USD	2,036		EUR	1,800	03/18/15		(1)
Bank of New York	USD	4,998		EUR	4,034	03/18/15		(437)
Bank of New York	USD	2,869		JPY	344,378	03/18/15		65
Bank of New York	AUD	300		USD	242	03/18/15		9
Bank of New York	CAD	500		USD	429	03/18/15		36

		See accompanying notes which are an integral part of this quarterly report.
						Russell Global Equity Fund 79

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of New York	EUR	1,500	USD	1,828	03/18/15	132
Bank of New York	EUR	2,200	USD	2,749	03/18/15	262
Bank of New York	EUR	16,330	USD	20,232	03/18/15	1,773
Bank of New York	GBP	500	USD	777	03/18/15	24
Bank of New York	HKD	1,000	USD	129	03/18/15	—
Bank of New York	JPY	100,000	USD	831	03/18/15	(21)
Bank of New York	SEK	2,000	USD	255	03/18/15	13
BNP Paribas	AUD	200	USD	163	03/18/15	8
BNP Paribas	CAD	350	USD	300	03/18/15	25
BNP Paribas	EUR	900	USD	1,126	03/18/15	109
BNP Paribas	GBP	200	USD	314	03/18/15	13
BNP Paribas	HKD	1,000	USD	129	03/18/15	—
BNP Paribas	JPY	50,000	USD	427	03/18/15	1
BNP Paribas	SEK	1,000	USD	131	03/18/15	10
Brown Brothers Harriman	USD	352	CHF	325	02/02/15	2
Brown Brothers Harriman	EUR	372	USD	420	02/02/15	—
Brown Brothers Harriman	EUR	4,600	USD	5,599	03/18/15	399
Brown Brothers Harriman	GBP	1,112	USD	1,673	02/02/15	(2)
Citigroup	USD	3,041	EUR	2,700	03/18/15	11
Citigroup	USD	5,607	EUR	4,600	03/18/15	(408)
Citigroup	JPY	30,000	USD	255	03/18/15	—
Deutsche Bank	EUR	2,800	USD	3,341	03/18/15	176
Goldman Sachs	AUD	100	USD	83	03/18/15	6
Goldman Sachs	CAD	200	USD	175	03/18/15	18
Goldman Sachs	EUR	400	USD	496	03/18/15	44
Goldman Sachs	GBP	200	USD	313	03/18/15	12
Goldman Sachs	JPY	30,000	USD	251	03/18/15	(5)
JPMorgan Chase	USD	5,002	EUR	4,034	03/18/15	(441)
JPMorgan Chase	USD	2,871	JPY	344,378	03/18/15	63
JPMorgan Chase	CAD	200	USD	167	03/18/15	10
JPMorgan Chase	EUR	400	USD	465	03/18/15	13
JPMorgan Chase	EUR	16,330	USD	20,246	03/18/15	1,785
JPMorgan Chase	GBP	200	USD	303	03/18/15	1
Morgan Stanley	USD	4	CAD	4	02/02/15	—
Morgan Stanley	USD	53	GBP	35	02/02/15	—
Morgan Stanley	USD	5	HKD	35	02/02/15	—
Morgan Stanley	USD	1,193	JPY	141,703	02/02/15	14
Morgan Stanley	AUD	22	USD	17	02/02/15	—
Morgan Stanley	EUR	502	USD	572	02/02/15	5
Morgan Stanley	SEK	19	USD	2	02/02/15	—
Royal Bank of Canada	USD	4,998	EUR	4,034	03/18/15	(437)
Royal Bank of Canada	USD	2,869	JPY	344,378	03/18/15	66
Royal Bank of Canada	AUD	100	USD	79	03/18/15	1
Royal Bank of Canada	AUD	200	USD	163	03/18/15	7
Royal Bank of Canada	CAD	100	USD	80	03/18/15	2
Royal Bank of Canada	CAD	300	USD	258	03/18/15	22
Royal Bank of Canada	EUR	400	USD	449	03/18/15	(3)
Royal Bank of Canada	EUR	1,000	USD	1,211	03/18/15	80
Royal Bank of Canada	EUR	16,330	USD	20,232	03/18/15	1,773
Royal Bank of Canada	GBP	100	USD	150	03/18/15	(1)
Royal Bank of Canada	GBP	200	USD	311	03/18/15	10
Royal Bank of Canada	HKD	1,000	USD	129	03/18/15	—
Royal Bank of Canada	JPY	20,000	USD	170	03/18/15	(1)
Royal Bank of Canada	JPY	40,000	USD	334	03/18/15	(7)
Standard Chartered	USD	900	HKD	6,977	03/18/15	—
State Street	USD	2,640	AUD	3,392	02/04/15	1

See accompanying notes which are an integral part of this quarterly report.
80 Russell Global Equity Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	237	AUD	300	03/18/15	(4)
State Street	USD	1,818	AUD	2,200	03/18/15	(110)
State Street	USD	242	CAD	300	03/18/15	(6)
State Street	USD	2,616	CAD	3,000	03/18/15	(257)
State Street	USD	104	CHF	95	02/03/15	—
State Street	USD	62	EUR	55	02/03/15	—
State Street	USD	988	EUR	800	03/18/15	(84)
State Street	USD	1,138	EUR	1,000	03/18/15	(8)
State Street	USD	12,047	EUR	9,800	03/18/15	(970)
State Street	USD	783	GBP	521	02/02/15	1
State Street	USD	456	GBP	300	03/18/15	(4)
State Street	USD	4,985	GBP	3,200	03/18/15	(166)
State Street	USD	65	HKD	506	02/02/15	—
State Street	USD	56	HKD	437	02/03/15	—
State Street	USD	61	HKD	474	02/03/15	—
State Street	USD	129	HKD	1,000	03/18/15	—
State Street	USD	968	HKD	7,500	03/18/15	—
State Street	USD	73	JPY	8,606	02/02/15	—
State Street	USD	1,268	JPY	149,575	02/03/15	6
State Street	USD	47	JPY	5,499	02/04/15	—
State Street	USD	251	JPY	29,564	02/04/15	1
State Street	USD	425	JPY	50,000	03/18/15	1
State Street	USD	5,356	JPY	650,000	03/18/15	182
State Street	USD	3,592	KRW	3,923,927	02/02/15	(4)
State Street	USD	122	SEK	1,000	03/18/15	(1)
State Street	USD	794	SEK	6,000	03/18/15	(69)
State Street	USD	82	SGD	111	02/04/15	—
State Street	AUD	100	USD	81	03/18/15	3
State Street	AUD	100	USD	82	03/18/15	4
State Street	AUD	100	USD	82	03/18/15	4
State Street	AUD	200	USD	164	03/18/15	9
State Street	AUD	200	USD	161	03/18/15	6
State Street	AUD	300	USD	237	03/18/15	4
State Street	AUD	400	USD	321	03/18/15	11
State Street	AUD	400	USD	322	03/18/15	12
State Street	CAD	100	USD	84	03/18/15	6
State Street	CAD	100	USD	83	03/18/15	5
State Street	CAD	200	USD	172	03/18/15	14
State Street	CAD	200	USD	167	03/18/15	10
State Street	CAD	400	USD	344	03/18/15	29
State Street	CAD	400	USD	337	03/18/15	22
State Street	CAD	400	USD	321	03/18/15	6
State Street	CAD	500	USD	422	03/18/15	29
State Street	CHF	8,839	USD	10,050	03/18/15	401
State Street	CHF	32,027	USD	33,109	03/18/15	(1,849)
State Street	EUR	200	USD	233	03/18/15	6
State Street	EUR	800	USD	926	03/18/15	22
State Street	EUR	1,000	USD	1,224	03/18/15	94
State Street	EUR	1,000	USD	1,224	03/18/15	93
State Street	EUR	1,000	USD	1,185	03/18/15	55
State Street	EUR	1,400	USD	1,705	03/18/15	122
State Street	EUR	1,500	USD	1,690	03/18/15	(6)
State Street	EUR	2,000	USD	2,370	03/18/15	109
State Street	GBP	338	USD	509	02/03/15	—
State Street	GBP	100	USD	151	03/18/15	1
State Street	GBP	300	USD	454	03/18/15	3
State Street	GBP	300	USD	467	03/18/15	15

		See accompanying notes which are an integral part of this quarterly report.
					Russell Global Equity Fund 81

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
State Street	GBP	500	USD	755		03/18/15	2
State Street	GBP	500	USD	775		03/18/15	22
State Street	GBP	500	USD	755		03/18/15	2
State Street	GBP	500	USD	758		03/18/15	5
State Street	HKD	15,704	USD	2,026		02/03/15	—
State Street	HKD	1,000	USD	129		03/18/15	—
State Street	HKD	1,000	USD	129		03/18/15	—
State Street	HKD	1,000	USD	129		03/18/15	—
State Street	HKD	1,000	USD	129		03/18/15	—
State Street	HKD	1,000	USD	129		03/18/15	—
State Street	HKD	1,000	USD	129		03/18/15	—
State Street	HKD	1,000	USD	129		03/18/15	—
State Street	JPY	30,000	USD	258		03/18/15	2
State Street	JPY	40,000	USD	338		03/18/15	(3)
State Street	JPY	50,000	USD	420		03/18/15	(6)
State Street	JPY	50,000	USD	417		03/18/15	(9)
State Street	JPY	70,000	USD	596		03/18/15	(1)
State Street	JPY	80,000	USD	676		03/18/15	(6)
State Street	JPY	100,000	USD	829		03/18/15	(23)
State Street	JPY	100,000	USD	844		03/18/15	(8)
State Street	SEK	1,000	USD	126		03/18/15	5
State Street	SEK	1,000	USD	123		03/18/15	2
State Street	SEK	1,000	USD	128		03/18/15	7
State Street	SEK	1,000	USD	121		03/18/15	—
State Street	SEK	1,000	USD	127		03/18/15	6
Westpac	USD	4,716	CAD	5,383		03/18/15	(482)
Westpac	USD	8,812	GBP	5,635		03/18/15	(327)
Westpac	EUR	16,330	USD	20,230		03/18/15	1,769
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							4,899

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Common Stocks
Australia	$2,429		$13,714		$—		$16,143
Austria	—		115		—		115
Belgium	—		16,893		—		16,893
Bermuda	1,020		2,162		—		3,182
Canada	49,921		—		—		49,921
Cayman Islands	20,228		9,769		—		29,997
China	—		18,048		—		18,048
Denmark	—		12,455		—		12,455
Finland	—		12,048		—		12,048
France	—	235,790			—		235,790
Germany	—	138,593			—		138,593
Hong Kong	—		26,278		—		26,278
Hungary	9,671		—		—		9,671
India	13,596		—		—		13,596
Ireland	104,389		12,516		—		116,905
Israel	7,028		—		—		7,028
Italy	—		16,475		—		16,475
Japan	—	135,295			—		135,295
Jersey	11,052		17,279		—		28,331

See accompanying notes which are an integral part of this quarterly report.
82 Russell Global Equity Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Luxembourg	—	10,968			—		10,968
Netherlands	12,422	83,733			—		96,155
New Zealand	—	346			—		346
Norway	—	16,740			—		16,740
Portugal	—	6,075			—		6,075
Russia	2,116	1,900			—		4,016
Singapore	—	8,064			—		8,064
South Africa	—	3,910			—		3,910
South Korea	—	47,871			—		47,871
Spain	—	469			—		469
Sweden	—	40,477			—		40,477
Switzerland	12,540	220,759			—		233,299
Taiwan	13,376	20,369			—		33,745
Thailand	—	4,859			—		4,859
United Kingdom	20,038	216,693			—		236,731
United States	1,461,324	—			—		1,461,324
Preferred Stocks	6,238	16,942			—		23,180
Warrants & Rights	70	—			—		70
Short-Term Investments	—	74,377			—		74,377
Other Securities	—	46,783			—		46,783
Total Investments	1,747,458	1,488,765			—		3,236,223

Other Financial Instruments
Futures Contracts	(9,583)	—			—		(9,583)
Foreign Currency Exchange Contracts	24	4,875			—		4,899
Total Other Financial Instruments*	$(9,559)	$4,875			$—		$(4,684)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 83

Russell Investment Company

Select International Equity Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Common Stocks - 96.3%				Suncorp Group, Ltd.	12,669	144
Australia - 5.2%				Sydney Airport	5,492	21
ALS, Ltd.	964		4	Tabcorp Holdings, Ltd.	5,203	18
Alumina, Ltd.(Æ)	17,121		26	Tatts Group, Ltd.	20,779	62
Amcor, Ltd. Class A	5,316		52	Telstra Corp., Ltd.	27,972	141
AMP, Ltd.	11,369		51	Toll Holdings, Ltd.	6,856	33
APA Group	7,742		49	TPG Telecom, Ltd.	1,396	7
Asciano, Ltd.	6,299		29	Transurban Group - ADR(Æ)	8,058	58
ASX, Ltd. - ADR	1,420		42	Treasury Wine Estates, Ltd.	6,875	26
Aurizon Holdings, Ltd.	13,944		53	Washington H Soul Pattinson & Co., Ltd.	1,175	12
AusNet Services(Æ)	19,450		21	Wesfarmers, Ltd.	10,904	367
Australia & New Zealand Banking				Westfield Corp.(Æ)(ö)	17,802	136
Group, Ltd. - ADR	22,731		579	Westpac Banking Corp.	26,070	696
Bank of Queensland, Ltd.	2,153		21	Woodside Petroleum, Ltd.	1,956	52
Bendigo & Adelaide Bank, Ltd.	7,484		78	Woolworths, Ltd.	7,107	175
BHP Billiton, Ltd. - ADR	11,364		263	WorleyParsons, Ltd.	1,723	13
BlueScope Steel, Ltd.(Æ)	5,345		21			6,038
Boral, Ltd.	4,456		19
Brambles, Ltd.	7,468		61	Austria - 0.3%
Caltex Australia, Ltd.	800		21	Andritz AG	536	29
Challenger, Ltd.	3,425		17	Erste Group Bank AG	3,473	74
Coca-Cola Amatil, Ltd.	2,757		21	EVN AG	1,332	15
Cochlear, Ltd.	121		8	Immofinanz AG(Æ)	10,149	23
Commonwealth Bank of Australia - ADR	7,300		503	Mayr Melnhof Karton AG	166	17
Computershare, Ltd.	4,193		38	Oesterreichische Post AG	155	8
Crown Resorts, Ltd.	2,088		22	OMV AG	2,201	55
CSL, Ltd.	2,618		178	Raiffeisen Bank International AG	764	9
Dexus Property Group(ö)	12,025		72	Strabag SE	266	6
Echo Entertainment Group, Ltd.	7,812		24	Telekom Austria AG - ADR	926	6
Federation Centres(ö)	4,732		11	UNIQA Insurance Group AG	670	6
Flight Centre, Ltd.	203		6	Verbund AG Class A	1,108	19
Fortescue Metals Group, Ltd.	6,487		12	Vienna Insurance Group AG Wiener
Goodman Group(ö)	6,486		31	Versicherung Gruppe	861	37
GPT Group (The)(ö)	25,272		88	Voestalpine AG	1,072	38
Harvey Norman Holdings, Ltd.	6,370		19			342
Iluka Resources, Ltd.	852		5
Incitec Pivot, Ltd.	15,291		43	Belgium - 1.4%
Insurance Australia Group, Ltd.	17,448		86	Ackermans & van Haaren NV	346	41
Leighton Holdings, Ltd. - ADR	976		16	Ageas	1,871	64
Lend Lease Group	5,236		68	Anheuser-Busch InBev NV	6,119	746
Macquarie Group, Ltd.	1,478		71	Belgacom SA	1,735	65
Metcash, Ltd.	12,336		14	bpost SA	745	20
Mirvac Group(ö)	29,385		44	Colruyt SA	688	32
National Australia Bank, Ltd. - ADR	18,317		504	Delhaize Group SA	1,823	151
Newcrest Mining, Ltd.(Æ)	5,729		62	D'ieteren SA	424	14
66Novion Property Group(Æ)	20,475		37	Elia System Operator SA	528	23
Orica, Ltd.	4,872		68	Financiere de Tubize SA	184	12
Origin Energy, Ltd.	12,003		100	Groupe Bruxelles Lambert SA	1,145	95
Qantas Airways, Ltd.(Æ)	12,739		26	KBC Groep NV	2,389	128
QBE Insurance Group, Ltd.	9,818		80	Sofina SA	262	27
Ramsay Health Care, Ltd.	620		29	Solvay SA	261	36
REA Group, Ltd.	196		8	Telenet Group Holding(Æ)	564	31
Rio Tinto, Ltd. - ADR	1,972		87	UCB SA	827	64
Santos, Ltd.	7,390		46	Umicore SA	738	31
Scentre Group(Æ)(ö)	39,611		116			1,580
Seek, Ltd.	1,738		24
Seven Group Holdings, Ltd.	1,241		5	Bermuda - 0.6%
Sonic Healthcare, Ltd.	1,821		27	Catlin Group, Ltd.	7,278	76
Stockland(ö)	20,980		71	Cheung Kong Infrastructure Holdings,
				Ltd.	3,000	25

See accompanying notes which are an integral part of this quarterly report.
84 Select International Equity Fund

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Chinese Estates Holdings, Ltd.	5,500		18	Choice Properties Real Estate
Dairy Farm International Holdings, Ltd.	900		8	Investment Trust Class Trust Unit(ö)	938		8
Esprit Holdings, Ltd.	4,600		5	CI Financial Corp.	791		20
First Pacific Co., Ltd.	18,000		18	Cominar Real Estate Investment Trust(ö)	1,404		21
Goldin Financial Holdings, Ltd.(Æ)	20,000		27	Constellation Software, Inc.(Þ)	115		32
Guoco Group, Ltd.	569		7	Crescent Point Energy Corp.	3,019		72
HAL Trust	228		35	Dollarama, Inc.	1,464		70
Hiscox, Ltd.	6,513		72	Eldorado Gold Corp.	4,750		23
Hongkong Land Holdings, Ltd.	15,800		117	Emera, Inc.	951		31
Jardine Matheson Holdings, Ltd.	3,100		198	Empire Co., Ltd. Class A	1,075		78
Jardine Strategic Holdings, Ltd.	500		17	Enbridge, Inc.	2,569		124
Kerry Logistics Network, Ltd.	4,000		6	Encana Corp.	2,317		28
Li & Fung, Ltd.	16,000		16	Enerplus Corp.	759		7
Markit, Ltd.(Æ)	497		13	Ensign Energy Services, Inc.	1,287		9
Noble Group, Ltd.	49,800		39	Fairfax Financial Holdings, Ltd.	339		180
Orient Overseas International, Ltd.	3,000		20	Finning International, Inc.	931		15
VTech Holdings, Ltd.	1,100		15	First Capital Realty, Inc. Class A	1,537		24
			732	First Quantum Minerals, Ltd.(Æ)	5,932		54
				Fortis, Inc.	2,246		74
Canada - 7.1%				Franco-Nevada Corp. Class T	618		36
Agnico Eagle Mines, Ltd.(Þ)	689		23	Genworth MI Canada, Inc.	793		20
Agrium, Inc.	997		106	George Weston, Ltd.	879		70
Aimia, Inc.	405		4	Gibson Energy, Inc.	790		14
Alimentation Couche-Tard, Inc. Class B	2,464		97	Gildan Activewear, Inc. Class A	801		47
AltaGas, Ltd. - ADR	598		20	Goldcorp, Inc.	6,974		168
ARC Resources, Ltd.	1,234		22	Great-West Lifeco, Inc.(Þ)	4,244		108
Atco, Ltd. Class I	579		22	H&R Real Estate Investment Trust(ö)	838		16
Athabasca Oil Corp.(Æ)	1,761		3	Home Capital Group, Inc. Class B	445		15
Bank of Montreal	6,526		376	Husky Energy, Inc.	3,172		68
Bank of Nova Scotia (The)	9,633		464	IGM Financial, Inc.	604		21
Barrick Gold Corp.	10,236		131	Imperial Oil, Ltd.	2,511		93
Baytex Energy Corp. Class Common				Industrial Alliance Insurance &
Subscription Receipt	436		7	Financial Services, Inc.	1,104		35
BCE, Inc.	2,424		111	Intact Financial Corp. Class Common
BlackBerry, Ltd. - ADR(Æ)	3,466		35	Subscription Receipt	992		66
Boardwalk Real Estate Investment				Inter Pipeline, Ltd.	1,123		29
Trust(ö)	426		21	InterOil Corp.(Æ)	224		8
Bombardier, Inc. Class B	2,567		6	Jean Coutu Group PJC, Inc. (The) Class
Bonavista Energy Corp.	1,009		5	A	362		7
Brookfield Asset Management, Inc.				Keyera Corp.	429		25
Class A	5,163		263	Kinross Gold Corp.(Æ)	6,815		23
Brookfield Canada Office Pro REIT(Æ)				Linamar Corp.	378		22
(ö)	282		6	Loblaw Cos., Ltd.	1,758		87
CAE, Inc.	1,768		22	Lundin Mining Corp. Class Common
Calloway Real Estate Investment Trust(ö)	1,056		26	Subscription Receipt(Æ)	4,167		15
Cameco Corp.	1,318		19	Magna International, Inc. Class A	1,300		125
Canadian Imperial Bank of Commerce(Þ)	2,770		192	Manitoba Telecom Services, Inc. - ADR	237		5
Canadian National Railway Co.	3,459		228	Manulife Financial Corp.	9,155		147
Canadian Natural Resources, Ltd.	7,096		206	MEG Energy Corp. Class A(Æ)	546		8
Canadian Oil Sands, Ltd.	3,289		20	Methanex Corp.	141		6
Canadian Pacific Railway, Ltd.	741		129	Metro, Inc. Class A	841		67
Canadian Real Estate Investment				National Bank of Canada	3,641		127
Trust(ö)	353		13	New Gold, Inc.(Æ)	3,893		17
Canadian Tire Corp., Ltd. Class A	1,273		117	Onex Corp.	480		26
Canadian Utilities, Ltd. Class A	683		23	Open Text Corp.	970		55
CCL Industries, Inc. Class B	80		8	Osisko Gold Royalties, Ltd.(Þ)	490		7
Cenovus Energy, Inc.	5,336		101	Pacific Rubiales Energy Corp.	2,146		5
CGI Group, Inc. Class A(Æ)	1,582		63	Paramount Resources, Ltd. Class A	366		8
				Pembina Pipeline Corp.	841		26

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 85

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pengrowth Energy Corp.	4,913	13	ISS A/S	220	6
Penn West Petroleum, Ltd.	3,719	6	Jyske Bank A/S(Æ)	538	24
Peyto Exploration & Development Corp.	770	19	Novo Nordisk A/S Class B	11,061	495
Potash Corp. of Saskatchewan, Inc.	1,907	69	Novozymes A/S Class B	1,065	49
Power Corp. of Canada	4,858	117	Pandora A/S	542	39
Power Financial Corp.	3,485	94	Rockwool International A/S Class B	77	8
Precision Drilling Corp.	1,183	6	TDC A/S	9,767	72
Progressive Waste Solutions, Ltd.(Æ)	286	8	Topdanmark A/S(Æ)	412	14
Quebecor, Inc. Class B	295	7	Tryg A/S	98	11
RioCan Real Estate Investment Trust(ö)	2,887	67	Vestas Wind Systems A/S(Æ)	1,259	49
Ritchie Bros Auctioneers, Inc.	291	7	William Demant Holding A/S(Æ)	110	8
Rogers Communications, Inc. Class B	1,966	70			1,477
Royal Bank of Canada - GDR	6,853	388
Saputo, Inc. - ADR	1,999	57	Finland - 0.9%
Shaw Communications, Inc. Class B	2,490	57	Cargotec OYJ Class B	610	19
ShawCor, Ltd.	277	8	Elisa OYJ Class A	1,015	27
Silver Wheaton Corp.	1,030	24	Fortum OYJ	4,770	102
SNC-Lavalin Group, Inc.	483	16	Kesko OYJ Class A	710	25
Sun Life Financial, Inc.	4,395	134	Kesko OYJ Class B	1,010	37
Suncor Energy, Inc.	15,723	470	Kone OYJ Class B	2,324	105
Talisman Energy, Inc.	6,714	51	Metso OYJ	975	30
Teck Resources, Ltd. Class B	3,242	42	Neste Oil OYJ	1,305	36
TELUS Corp.	1,791	61	Nokia OYJ	25,508	196
TMX Group, Ltd.	361	13	Nokian Renkaat OYJ	648	16
Toronto Dominion Bank	10,783	430	Orion OYJ Class A(Æ)	194	6
Tourmaline Oil Corp.(Æ)(Þ)	677	19	Orion OYJ Class B	650	21
TransAlta Corp.	2,743	24	Outokumpu OYJ(Æ)	2,454	13
TransCanada Corp.	6,132	273	Sampo OYJ Class A	4,995	243
Trican Well Service, Ltd.	582	2	Stora Enso OYJ Class R	7,170	69
Turquoise Hill Resources, Ltd. Class B	3,327	10	UPM-Kymmene OYJ	6,079	107
Valeant Pharmaceuticals International,			Wartsila OYJ Abp Class B	653	30
Inc.(Æ)	1,461	234			1,082
Veresen, Inc.	1,515	19
Vermilion Energy, Inc.	396	17	France - 9.4%
West Fraser Timber Co., Ltd.	155	9	Accor SA	1,402	70
Whitecap Resources, Inc. Class Common			Aeroports de Paris	202	24
Subscription Receipt	947	9	Air France-KLM(Æ)	2,141	19
Yamana Gold, Inc.	4,822	20	Air Liquide SA Class A	1,337	169
		8,251	Alcatel-Lucent - ADR(Æ)	24,379	85
			Alstom SA(Æ)	2,493	82
Cayman Islands - 0.1%			Areva SA(Æ)	452	5
HK Electric Investments & HK Electric			Arkema SA	898	64
Investments, Ltd.(Þ)	10,500	7	AtoS	619	46
Melco Crown Entertainment, Ltd.	2,100	17	AXA SA	21,009	494
MGM China Holdings, Ltd.	2,000	5	BioMerieux	76	8
Sands China, Ltd.	9,200	44	BNP Paribas SA	8,727	460
Wynn Macau, Ltd.	6,400	18	Bollore SA	4,400	19
		91	Bourbon	295	6
			Bouygues SA - ADR	2,775	99
Denmark - 1.3%			Bureau Veritas SA	1,449	31
AP Moeller - Maersk A/S Class A	45	88	Capital Gemini SA	1,703	124
AP Moeller - Maersk A/S Class B	98	198	Carrefour SA	4,872	153
Carlsberg A/S Class B	1,635	120	Casino Guichard Perrachon SA(Æ)	929	84
Christian Hansen Holding A/S	443	18	CGG SA(Æ)	1,977	11
Coloplast A/S Class B	717	57	Christian Dior SA	371	64
Danske Bank A/S	5,597	145	Cie de Saint-Gobain	5,511	236
DSV A/S	877	28	CNP Assurances	1,791	31
FLSmidth & Co. A/S	423	18	Credit Agricole SA	14,446	172
GN Store Nord A/S	964	22	Danone SA	3,875	261
H Lundbeck A/S	393	8	Dassault Systemes SA	1,498	93
See accompanying notes which are an integral part of this quarterly report.
86 Select International Equity Fund

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Edenred	892	26	Unibail-Rodamco SE(ö)	830	235
Eiffage SA	630	31	Valeo SA	494	70
Electricite de France SA	1,830	50	Vallourec SA	1,518	33
Eramet(Æ)	173	14	Veolia Environnement SA(Æ)	4,466	82
Essilor International SA	1,517	170	Vicat	371	26
Etablissements Maurel et Prom(Æ)	484	4	Vinci SA	6,928	366
Euler Hermes Group	115	11	Vivendi SA - ADR(Æ)	16,904	401
Eurazeo SA	205	14	Wendel SA	273	31
Eutelsat Communications SA	1,526	52	Zodiac Aerospace	771	26
Faurecia	264	11			10,964
Financiere de L'Odet	21	20
Fonciere Des Regions(ö)	664	68	Germany - 7.2%
GDF Suez(Þ)	11,139	248	adidas AG	1,356	94
Gecina SA(ö)	583	76	Allianz SE	4,874	807
Groupe Eurotunnel SE	4,652	63	Aurubis AG	356	19
Havas SA	1,581	12	Axel Springer SE Class A	164	10
Icad, Inc.(ö)	231	20	BASF SE	3,426	308
Iliad SA	169	39	Bayer AG	4,409	637
Imerys SA	106	8	Bayerische Motoren Werke AG	3,349	391
Ingenico	253	26	Beiersdorf AG(Æ)	800	70
Ipsen SA	212	11	Bilfinger SE	767	40
JCDecaux SA	392	14	Brenntag AG	836	46
Kering	774	157	Celesio AG	504	15
Klepierre - GDR(ö)	1,831	86	Commerzbank AG(Æ)	9,412	113
Korian-Medica Class B	306	12	Continental AG	664	151
Lafarge SA	1,463	100	Daimler AG	10,846	987
Legrand SA - ADR	1,939	104	Deutsche Annington Immobilien SE	367	13
L'Oreal SA	1,440	257	Deutsche Bank AG	11,097	323
LVMH Moet Hennessy Louis Vuitton			Deutsche Boerse AG	821	63
SA - ADR	1,805	291	Deutsche Lufthansa AG	2,376	40
Mercialys SA(ö)	375	9	Deutsche Post AG	4,349	141
Metropole Television SA	388	7	Deutsche Postbank AG	191	7
Natixis SA	10,254	65	Deutsche Telekom AG	25,459	439
Neopost SA	342	18	Deutsche Wohnen AG	2,407	63
Numericable Group SA(Æ)	572	30	E.ON SE	13,422	208
Orange SA - ADR	25,864	456	Evonik Industries AG	188	6
Orpea	248	16	Fielmann AG	370	25
Pernod Ricard SA	2,903	349	Fraport AG Frankfurt Airport Services
Peugeot SA(Æ)	7,099	103	Worldwide	306	19
Plastic Omnium SA	266	8	Freenet AG	1,406	42
Publicis Groupe SA - ADR	1,275	96	Fresenius Medical Care AG & Co. KGaA	2,234	166
Remy Cointreau SA	86	6	Fresenius SE & Co. KGaA	2,694	154
Renault SA	2,428	187	GEA Group AG	1,364	62
Rexel SA Class H	2,429	45	Hannover Rueck SE	887	80
Safran SA	1,836	122	HeidelbergCement AG	1,230	91
Sanofi - ADR	12,613	1,162	Henkel AG & Co. KGaA	827	85
Schneider Electric SE	2,460	185	Hochtief AG	120	8
SCOR SE - ADR	3,144	98	HUGO BOSS AG	165	21
SEB SA	299	20	Infineon Technologies AG - ADR	8,494	96
Societe BIC SA	201	29	K+S AG	1,297	41
Societe Fonciere Lyonnaise SA(ö)	464	21	Kabel Deutschland Holding AG(Æ)	288	39
Societe Generale SA	6,440	260	KION Group AG(Æ)	248	10
Societe Television Francaise 1	1,471	23	Lanxess AG	695	33
Sodexo SA	613	61	LEG Immobilien AG	295	23
Suez Environnement Co.	3,532	65	Linde AG	1,091	209
Technip SA	1,310	77	MAN SE	247	26
Teleperformance - GDR	612	44	Merck KGaA	724	73
Thales SA	1,084	57	Metro AG	1,419	44
Total SA	22,631	1,170	MTU Aero Engines AG	306	28

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 87

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Muenchener Rueckversicherungs-				Swire Properties, Ltd.	9,000	29
Gesellschaft AG	2,343		471	Techtronic Industries Co., Ltd.	7,500	25
OSRAM Licht AG(Æ)	514		24	Wharf Holdings, Ltd. (The)	9,000	73
ProSiebenSat.1 Media AG	1,286		57	Wheelock & Co., Ltd.	5,000	28
Puma SE	27		5			2,022
Rheinmetall AG	415		18
Rhoen Klinikum AG	1,627		43	Ireland - 0.6%
RWE AG	2,373		66	Bank of Ireland(Æ)	238,504	72
Salzgitter AG	475		13	CRH PLC	5,050	122
SAP SE - ADR	6,048		395	DCC PLC	855	45
Siemens AG	4,444		467	Glanbia PLC	1,934	31
Sky Deutschland AG(Æ)	2,399		18	ICON PLC(Æ)	334	19
Software AG	279		7	James Hardie Industries PLC	2,470	25
STADA Arzneimittel AG	168		5	Kerry Group PLC Class A	1,408	102
Suedzucker AG	1,025		13	King Digital Entertainment PLC	665	9
Symrise AG	711		47	Seagate Technology PLC	2,179	122
Talanx AG	517		16	Smurfit Kappa Group PLC	1,317	32
Telefonica Deutschland Holdings(Æ)	3,978		22	Weatherford International PLC(Æ)	3,365	35
ThyssenKrupp AG - ADR	2,376		62	Willis Group Holdings PLC	1,214	53
TUI AG	2,168		38			667
TUI AG(Æ)	1,189		21
United Internet AG	1,086		47	Isle of Man - 0.0%
Volkswagen AG	187		42	Genting Singapore PLC	7,000	6
Wacker Chemie AG	105		11	Playtech PLC	941	9
Wirecard AG	963		43			15

		8,317		Israel - 0.6%
Guernsey - 0.1%				Azrieli Group	749	26
Friends Life Group, Ltd.	19,979		120	Bank Hapoalim BM	15,122	67
				Bank Leumi Le-Israel BM(Æ)	9,912	33
Hong Kong - 1.7%				Bezeq The Israeli Telecommunication
AIA Group, Ltd.	12,000		69	Corp., Ltd.	13,380	21
Bank of East Asia, Ltd.	19,200		79	Check Point Software Technologies, Ltd.
Cathay Pacific Airways, Ltd.	10,000		23	(Æ)	1,372	107
Champion REIT(Æ)(ö)	55,000		27	Delek Group, Ltd.	18	4
Cheung Kong Holdings, Ltd.	16,000		302	Israel Chemicals, Ltd.	1,041	7
CLP Holdings, Ltd.	3,000		27	Mizrahi Tefahot Bank, Ltd.(Æ)	2,125	23
Galaxy Entertainment Group, Ltd.	9,000		47	NICE-Systems, Ltd.	356	17
Hang Lung Group, Ltd.	6,000		28	Taro Pharmaceutical Industries, Ltd.(Æ)	49	8
Hang Lung Properties, Ltd. - ADR	15,000		44	Teva Pharmaceutical Industries, Ltd.	6,745	385
Hang Seng Bank, Ltd.	4,100		72			698
Henderson Land Development Co., Ltd.	15,000		107
Hong Kong Exchanges and Clearing,				Italy - 2.3%
Ltd.	2,000		46	A2A SpA	21,381	20
Hongkong & Shanghai Hotels (The)	6,000		9	Assicurazioni Generali SpA	14,004	296
Hopewell Holdings, Ltd.	5,500		21	Atlantia SpA	3,622	93
Hutchison Whampoa, Ltd.	20,000		263	Autogrill SpA(Æ)	815	7
Hysan Development Co., Ltd.	7,000		34	Azimut Holding SpA	369	9
Johnson Electric Holdings, Ltd.(Æ)	2,625		10	Banca Monte dei Paschi di Siena SpA	25,563	12
Link REIT (The)(ö)	25,000		169	Banca Popolare dell'Emilia Romagna
Melco International Development, Ltd.	4,000		8	SC(Æ)	4,843	33
MTR Corp., Ltd.	10,500		46	Banca Popolare di Milano Scarl(Æ)	49,957	40
New World Development Co., Ltd.	20,000		24	Banco Popolare SC(Æ)	3,385	43
PCCW, Ltd.	16,000		11	Buzzi Unicem SpA	572	7
Power Assets Holdings, Ltd.	5,500		57	Credito Emiliano SpA	1,030	8
Sino Land Co., Ltd.	18,000		30	Davide Campari-Milano SpA	1,476	10
SJM Holdings, Ltd.	3,000		4	De Longhi SPA(Æ)	332	6
Sun Hung Kai Properties, Ltd.	11,000		179	Enel Green Power SpA	6,142	12
Swire Pacific, Ltd. Class A	8,000		107	Enel SpA	42,436	192
Swire Pacific, Ltd. Class B	10,000		24	ENI SpA - ADR	29,477	500
See accompanying notes which are an integral part of this quarterly report.
88 Select International Equity Fund

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
EXOR SpA	674	27	Central Japan Railway Co.	900		154
Finmeccanica SpA(Æ)	3,898	43	Century Tokyo Leasing Corp.	600		14
Fondiaria-Sai SpA(Æ)	3,526	10	Chiba Bank, Ltd. (The)	7,000		47
GTECH SpA	580	11	Chiyoda Corp.	1,000		8
Hera SpA	10,661	26	Chubu Electric Power Co., Inc.	2,900		38
Intesa Sanpaolo SpA	140,907	408	Chugai Pharmaceutical Co., Ltd.	1,200		36
Luxottica Group SpA	1,105	66	Chugoku Bank, Ltd. (The)	2,400		34
Mediaset SpA(Æ)	4,253	19	Chugoku Electric Power Co., Inc. (The)	1,300		18
Mediobanca SpA	3,452	30	Citizen Holdings Co., Ltd.	2,300		18
Mediolanum SpA	913	6	Credit Saison Co., Ltd.	1,300		22
Moncler SpA	462	7	Dai Nippon Printing Co., Ltd.	6,000		54
Parmalat SpA	10,348	29	Daicel Chemical Industries, Ltd.	2,000		25
Pirelli & C. SpA - ADR	1,497	21	Daido Steel Co., Ltd.	3,000		12
Prada SpA	2,900	17	Daihatsu Motor Co., Ltd.	1,800		25
Prysmian SpA	518	10	Dai-ichi Life Insurance Co., Ltd. (The)	3,700		50
Recordati SpA	440	7	Daiichi Sankyo Co., Ltd.	7,600		110
Saipem SpA - ADR(Æ)	2,517	23	Daikin Industries, Ltd.	1,300		91
Salvatore Ferragamo SpA	347	10	Daito Trust Construction Co., Ltd.	500		56
Snam Rete Gas SpA	10,349	51	Daiwa House Industry Co., Ltd.	3,000		55
Telecom Italia SpA(Æ)	129,604	150	Daiwa Securities Group, Inc.	7,000		51
Telecom Italia SpA	47,343	45	Dena Co., Ltd.	500		7
Terna Rete Elettrica Nazionale SpA	4,818	21	Denso Corp.	3,600		159
Tod's SpA	64	7	Dentsu, Inc.	1,900		78
UniCredit SpA	40,304	237	Disco Corp.	100		9
Unione di Banche Italiane SCpA	9,993	69	Don Quijote Holdings Co., Ltd.	400		29
Unipol Gruppo Finanziario SpA	3,178	16	East Japan Railway Co.	2,100		162
UnipolSai SpA	9,505	26	Eisai Co., Ltd.	1,600		80
World Duty Free SpA(Æ)	599	7	Electric Power Development Co., Ltd.	900		33
		2,687	FamilyMart Co., Ltd.	800		35
			FANUC Corp.	800		134
Japan - 17.3%			Fast Retailing Co., Ltd.	300		111
ABC-Mart, Inc.	400	20	Fuji Electric Co., Ltd.	4,000		17
Acom Co., Ltd.(Æ)	2,900	8	Fuji Heavy Industries, Ltd.	3,000		108
Advance Residence Investment Corp.(ö)	13	33	FUJIFILM Holdings Corp.	4,300		144
Advantest Corp.	600	8	Fujitsu, Ltd.	16,000		84
Aeon Co., Ltd.	8,400	89	Fukuoka Financial Group, Inc.	8,000		40
AEON Financial Service Co., Ltd.	300	5	GS Yuasa Corp.	3,000		14
Aeon Mall Co., Ltd.	300	5	GungHo Online Entertainment, Inc.	1,500		5
Air Water, Inc.	2,000	34	Gunma Bank, Ltd.	5,000		33
Aisin Seiki Co., Ltd.	1,900	66	Hachijuni Bank, Ltd. (The)	5,000		33
Ajinomoto Co., Inc.	6,000	123	Hakuhodo DY Holdings, Inc.	2,600		26
Alfresa Holdings Corp.	2,400	28	Hamamatsu Photonics KK	600		28
Amada Co., Ltd.	2,900	26	Hankyu Hanshin Holdings, Inc.	9,000		50
ANA Holdings, Inc.	14,000	39	Hikari Tsushin, Inc.	100		6
Aozora Bank, Ltd.	12,000	44	Hino Motors, Ltd.	700		10
Asahi Glass Co., Ltd.	11,000	59	Hirose Electric Co., Ltd.	500		60
Asahi Group Holdings, Ltd.	4,400	144	Hiroshima Bank, Ltd. (The)	4,000		20
Asahi Kasei Corp.	13,000	129	Hisamitsu Pharmaceutical Co., Inc.	600		20
Asics Corp.	1,200	29	Hitachi Capital Corp.	300		6
Astellas Pharma, Inc.	9,100	140	Hitachi Chemical Co., Ltd.	1,200		24
Bandai Namco Holdings, Inc.	1,200	24	Hitachi Construction Machinery Co.,
Bank of Kyoto, Ltd. (The)	3,000	25	Ltd.	1,000		19
Bank of Yokohama, Ltd. (The)	10,000	54	Hitachi High-Technologies Corp.	700		22
Benesse Holdings, Inc.	1,000	30	Hitachi Metals, Ltd.	1,000		16
Bridgestone Corp.	4,500	180	Hitachi, Ltd.	42,000		318
Brother Industries, Ltd.	1,800	31	Hokuhoku Financial Group, Inc.	12,000		25
Calbee, Inc.	900	35	Hokuriku Electric Power Co.	800		11
Canon, Inc.	11,500	363	Honda Motor Co., Ltd.	13,500		406
Casio Computer Co., Ltd.	1,700	27	Hoshizaki Electric Co., Ltd.	500		25

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 89

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Hoya Corp.	3,200		124	Marubeni Corp.	16,500		91
Hulic Co., Ltd.	700		6	Marui Group Co., Ltd.	3,300		34
Ibiden Co., Ltd.	1,400		21	Mazda Motor Corp.	2,500		51
Idemitsu Kosan Co., Ltd.	1,200		20	McDonald's Holdings Co. Japan, Ltd.	500		11
IHI Corp.	5,000		26	Medipal Holdings Corp.	2,000		23
Iida Group Holdings(Æ)	500		6	MEIJI Holdings Co., Ltd.	400		44
Inpex Corp.	10,300		115	Minebea Co., Ltd.	2,000		31
Isetan Mitsukoshi Holdings, Ltd.	3,000		43	Mitsubishi Chemical Holdings Corp.	13,600		71
Isuzu Motors, Ltd.	4,000		53	Mitsubishi Corp.	15,300		267
ITOCHU Corp.	12,300		125	Mitsubishi Electric Corp.	10,000		116
Itochu Techno-Solutions Corp.	500		18	Mitsubishi Estate Co., Ltd.	4,000		81
Iyo Bank, Ltd. (The)	3,300		38	Mitsubishi Gas Chemical Co., Inc.	2,000		9
J Front Retailing Co., Ltd.	1,500		19	Mitsubishi Heavy Industries, Ltd.	16,000		88
Japan Display, Inc.(Æ)	1,300		5	Mitsubishi Logistics Corp.	1,000		15
Japan Exchange Group, Inc.	1,000		23	Mitsubishi Materials Corp.	9,000		28
Japan Petroleum Exploration Co., Ltd.	200		6	Mitsubishi Motors Corp.	5,000		42
Japan Real Estate Investment Corp.(ö)	9		44	Mitsubishi Tanabe Pharma Corp.	3,100		49
Japan Retail Fund Investment Corp.(ö)	16		35	Mitsubishi UFJ Financial Group, Inc.	84,200		447
Japan Tobacco, Inc.	6,900		187	Mitsubishi UFJ Lease & Finance Co.,
JFE Holdings, Inc.	2,800		62	Ltd.	4,000		17
JGC Corp.	1,000		20	Mitsui & Co., Ltd.	14,500		184
Joyo Bank, Ltd. (The)	7,000		35	Mitsui Chemicals, Inc.	8,000		23
JSR Corp.	600		11	Mitsui Fudosan Co., Ltd.	3,000		76
JTEKT Corp.	1,100		18	Mitsui OSK Lines, Ltd.	8,000		27
JX Holdings, Inc.	21,100		78	Mizuho Financial Group, Inc.	142,800		235
Kajima Corp.	11,000		44	MS&AD Insurance Group Holdings, Inc.	2,700		66
Kakaku.com, Inc.	1,200		17	Murata Manufacturing Co., Ltd.	1,100		119
Kamigumi Co., Ltd.	4,000		40	Nabtesco Corp.	300		8
Kaneka Corp.	4,000		24	Nagoya Railroad Co., Ltd.	10,000		39
Kansai Electric Power Co., Inc. (The)	3,300		32	Nankai Electric Railway Co., Ltd.	5,000		20
Kansai Paint Co., Ltd.	2,000		35	NEC Corp.	25,000		70
Kao Corp.	3,500		153	Nexon Co., Ltd.	1,400		14
Kawasaki Heavy Industries, Ltd.	9,000		43	NGK Insulators, Ltd.	2,000		40
KDDI Corp.	3,800		268	NGK Spark Plug Co., Ltd.	1,500		44
Keihan Electric Railway Co., Ltd.	7,000		42	NH Foods, Ltd.	1,000		25
Keikyu Corp.	3,000		23	NHK Spring Co., Ltd.	2,300		21
Keio Corp.	4,000		33	Nidec Corp.	900		61
Keisei Electric Railway Co., Ltd.	2,000		26	Nikon Corp.	3,100		39
Keyence Corp.	300		140	Nintendo Co., Ltd.	800		77
Kikkoman Corp.	2,000		59	Nippon Building Fund, Inc.(ö)	10		49
Kintetsu Corp.	10,000		35	Nippon Electric Glass Co., Ltd.	3,000		16
Kirin Holdings Co., Ltd.	5,100		69	Nippon Express Co., Ltd.	9,000		53
Kobayashi Pharmaceutical Co., Ltd.	400		27	Nippon Paint Holdings Co., Ltd.	1,000		31
Kobe Steel, Ltd.	23,000		40	Nippon Prologis REIT, Inc.(ö)	10		24
Koito Manufacturing Co., Ltd.	900		29	Nippon Shokubai Co., Ltd.	2,000		27
Komatsu, Ltd.	4,500		88	Nippon Steel & Sumitomo Metal Corp.	45,000		105
Konami Corp.	500		9	Nippon Telegraph & Telephone Corp.	5,400		321
Konica Minolta, Inc.	6,100		67	Nippon Yusen KK	12,000		36
Kubota Corp.	5,000		74	Nissan Motor Co., Ltd.	24,100		206
Kuraray Co., Ltd.	5,200		65	Nisshin Seifun Group, Inc.	3,800		47
Kurita Water Industries, Ltd.	1,000		21	Nissin Foods Holdings Co., Ltd.	1,400		76
Kyocera Corp.	3,200		141	Nitori Holdings Co., Ltd.	800		45
Kyowa Hakko Kirin Co., Ltd.	4,000		46	Nitto Denko Corp.	600		36
Kyushu Electric Power Co., Inc.	1,100		11	NOK Corp.	1,100		32
Lawson, Inc.	600		39	Nomura Holdings, Inc.	15,300		82
LIXIL Group Corp.	2,400		47	Nomura Real Estate Holdings, Inc.	1,200		20
M3, Inc.	1,300		26	Nomura Research Institute, Ltd.	900		31
Mabuchi Motor Co., Ltd.	400		16	NSK, Ltd.	3,000		35
Makita Corp.	600		27	NTT Data Corp.	800		30

See accompanying notes which are an integral part of this quarterly report.

90 Select International Equity Fund

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
NTT DOCOMO, Inc.	14,500		245	Sumitomo Electric Industries, Ltd.	9,200	118
NTT Urban Development Corp.	800		8	Sumitomo Heavy Industries, Ltd.	5,000	27
Obayashi Corp.	4,000		25	Sumitomo Metal Mining Co., Ltd.	5,000	71
Obic Co., Ltd.	700		24	Sumitomo Mitsui Financial Group, Inc.	8,200	276
Odakyu Electric Railway Co., Ltd.	4,000		39	Sumitomo Mitsui Trust Holdings, Inc.	22,000	77
Oji Holdings Corp.	7,000		26	Sumitomo Realty & Development Co.,
Olympus Corp.(Æ)	900		31	Ltd.	1,000	32
Omron Corp.	1,300		52	Sumitomo Rubber Industries, Ltd.	1,800	28
Ono Pharmaceutical Co., Ltd.	600		63	Suntory Beverage & Food, Ltd.	1,400	49
Oracle Corp. Japan	500		21	Suruga Bank Ltd.	1,600	30
Oriental Land Co., Ltd.	500		120	Suzuken Co., Ltd.	800	23
ORIX Corp.	9,200		105	Suzuki Motor Corp.	2,500	79
Osaka Gas Co., Ltd.	25,000		99	Sysmex Corp.	1,500	67
Otsuka Corp.	500		17	T&D Holdings, Inc.	2,500	28
Otsuka Holdings Co., Ltd.	2,800		87	Taiheiyo Cement Corp.	7,000	21
Panasonic Corp.	13,200		150	Taisei Corp.	7,000	41
Park24 Co., Ltd.	500		9	Taisho Pharmaceutical Holdings Co.,
Rakuten, Inc.	4,300		60	Ltd.	200	13
Recruit Holdings Co., Ltd.	1,300		38	Taiyo Nippon Sanso Corp.	2,000	24
Renesas Electronics Corp.(Æ)	900		7	Takashimaya Co., Ltd.	3,000	26
Resona Holdings, Inc.	17,500		87	Takeda Pharmaceutical Co., Ltd.	7,200	360
Ricoh Co., Ltd.	7,700		75	TDK Corp.	1,000	62
Rinnai Corp.	300		20	Teijin, Ltd.	7,000	21
Rohm Co., Ltd.	900		58	Terumo Corp.	1,200	30
Sankyo Co., Ltd.	800		29	THK Co., Ltd.	500	12
Sanrio Co., Ltd.	200		5	Tobu Railway Co., Ltd.	7,000	34
Santen Pharmaceutical Co., Ltd.	500		31	Toho Co., Ltd.	1,300	29
SBI Holdings, Inc.	1,100		12	Toho Gas Co., Ltd.	3,000	16
Secom Co., Ltd.	2,300		134	Tohoku Electric Power Co., Inc.	900	11
Sega Sammy Holdings, Inc.	1,300		17	Tokio Marine Holdings, Inc.	3,200	112
Seibu Holdings, Inc.	1,100		26	Tokyo Broadcasting System Holdings,
Seiko Epson Corp.	1,500		61	Inc.	700	8
Sekisui Chemical Co., Ltd.	4,000		44	Tokyo Electric Power Co., Inc.(Æ)	7,700	33
Sekisui House, Ltd.	5,200		67	Tokyo Electron, Ltd.	1,500	107
Seven & i Holdings Co., Ltd.	7,100		260	Tokyo Gas Co., Ltd.	17,000	101
Seven Bank, Ltd.	2,400		11	Tokyo Tatemono Co., Ltd.	2,000	14
Sharp Corp.	4,000		8	Tokyu Corp.	8,000	53
Shikoku Electric Power Co., Inc.	700		9	Tokyu Fudosan Holdings Corp.	1,600	10
Shimadzu Corp.	1,000		10	TonenGeneral Sekiyu KK	4,000	35
Shimamura Co., Ltd.	500		44	Toppan Printing Co., Ltd.	7,000	47
Shimano, Inc.	600		79	Toray Industries, Inc.	11,000	94
Shimizu Corp.	5,000		35	Toshiba Corp.	22,000	88
Shin-Etsu Chemical Co., Ltd.	2,600		172	TOTO, Ltd.	1,000	11
Shinsei Bank, Ltd.	16,000		29	Toyo Seikan Group Holdings, Ltd.	1,000	13
Shionogi & Co., Ltd.	1,800		54	Toyo Suisan Kaisha, Ltd.	1,300	46
Shiseido Co., Ltd.	4,400		71	Toyoda Gosei Co., Ltd.	900	20
Shizuoka Bank, Ltd. (The)	5,000		46	Toyota Boshoku Corp.	1,500	20
Showa Shell Sekiyu KK	2,000		20	Toyota Industries Corp.	1,400	75
SMC Corp.	400		107	Toyota Motor Corp.	19,900	1,280
SoftBank Corp.	4,100		240	Toyota Tsusho Corp.	1,900	45
Sojitz Corp.	14,800		19	Trend Micro, Inc.	800	23
Sompo Japan Nipponkoa Holdings, Inc.	1,900		53	Unicharm Corp.	3,200	88
Sony Corp.	8,500		198	United Urban Investment Corp.(ö)	22	35
Sony Financial Holdings, Inc.	400		6	USS Co., Ltd.	2,300	36
Stanley Electric Co., Ltd.	1,300		29	West Japan Railway Co.	2,000	103
Sumco Corp.	1,100		19	Yahoo! Japan Corp.	6,600	22
Sumitomo Chemical Co., Ltd.	10,000		39	Yakult Honsha Co., Ltd.	700	42
Sumitomo Corp.	13,700		135	Yamada Denki Co., Ltd.	7,000	26
Sumitomo Dainippon Pharma Co., Ltd.	900		9	Yamaguchi Financial Group, Inc.	2,000	21

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 91

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Yamaha Corp.	1,500	22	Koninklijke KPN NV	34,323	106
Yamaha Motor Co., Ltd.	1,900	42	Koninklijke Philips NV	6,040	167
Yamato Holdings Co., Ltd.	3,300	75	Koninklijke Vopak NV	156	9
Yamazaki Baking Co., Ltd.	3,000	44	Mobileye NV(Æ)	518	20
Yaskawa Electric Corp.	700	9	NN Group NV(Æ)	573	16
Yokogawa Electric Corp.	700	7	Nutreco NV	889	45
Yokohama Rubber Co., Ltd. (The)	2,000	19	NXP Semiconductors NV(Æ)	1,863	148
		20,147	OCI NV(Æ)	185	7
			Randstad Holding NV(Æ)	499	26
Jersey - 0.8%			Reed Elsevier NV(Æ)	7,641	187
Delphi Automotive PLC	2,236	154	SBM Offshore NV(Æ)	1,688	19
Experian PLC	5,378	95	Sensata Technologies Holding NV(Æ)	957	47
Genel Energy PLC(Æ)	609	6	STMicroelectronics NV	5,775	48
Glencore PLC(Æ)	57,568	214	TNT Express NV	3,087	20
Henderson Group PLC	6,878	25	Unilever NV	10,404	453
Petrofac, Ltd.	2,517	27	Wolters Kluwer NV	3,427	103
Polyus Gold International, Ltd.	3,409	10	X5 Retail Group NV - GDR(Æ)	1,179	12
Randgold Resources, Ltd.	276	24	Yandex NV Class A(Æ)	1,495	22
United Business Media, Ltd.	3,798	30			3,065
Wolseley PLC - ADR	1,534	89
WPP PLC	10,404	228	New Zealand - 0.2%
		902	Auckland International Airport, Ltd.(Æ)	7,636	25
			Contact Energy, Ltd.	5,915	30
Luxembourg - 0.3%			Fletcher Building, Ltd.	4,950	30
Altice SA	337	28	Fonterra Shareholders Fund(Æ)	1,339	6
ArcelorMittal	8,791	84	Mighty River Power, Ltd.	11,500	28
Eurofins Scientific SE	56	14	Ryman Healthcare, Ltd.	3,116	19
GAGFAH SA(Æ)	624	14	Spark New Zealand, Ltd.	14,741	35
Millicom International Cellular SA	316	20	Xero, Ltd.	329	4
Pacific Drilling SA(Æ)	2,412	8			177
RTL Group SA	240	23
Samsonite International SA	7,200	22	Norway - 0.7%
SES SA	2,671	97	Aker Solutions ASA(Æ)	1,195	6
Subsea 7 SA	2,434	21	Aker Solutions ASA	1,195	3
Tenaris SA	3,388	48	DNB ASA	8,974	129
Ternium SA - ADR	711	12	DNO ASA(Æ)	2,086	5
		391	Gjensidige Forsikring ASA	3,063	52
			Kongsberg Gruppen ASA	509	9
Mauritius - 0.0%			Marine Harvest ASA	1,861	24
Golden Agri-Resources, Ltd.	56,000	17	Norsk Hydro ASA	13,920	82
			Orkla ASA	9,387	69
Netherlands - 2.6%			Petroleum Geo-Services ASA	2,663	15
Aalberts Industries NV	373	11	Schibsted ASA	411	27
Aegon NV	20,376	146	Statoil ASA Class N	13,750	228
AerCap Holdings NV(Æ)	945	37	TE Connectivity, Ltd.	4,492	96
Airbus Group NV	2,260	120	TGS Nopec Geophysical Co. ASA - ADR	250	6
Akzo Nobel NV	733	53	Yara International ASA	2,283	119
ASML Holding NV	2,298	241			870
Boskalis Westminster NV	503	22
CNH Industrial NV	3,305	25	Portugal - 0.2%
Constellium NV Class A(Æ)	1,021	19	Banco BPI SA Class G	8,969	8
Core Laboratories NV	161	15	Banco Comercial Portugues SA Class
Delta Lloyd NV	1,739	33	R(Æ)	220,487	16
Fugro NV	842	18	Banco Espirito Santo SA Class C(Æ)	22,842	3
Gemalto NV	376	27	Energias de Portugal SA	26,812	102
Heineken Holding NV	938	61	Galp Energia SGPS SA Class B	2,134	22
Heineken NV	1,453	108	Jeronimo Martins SGPS SA	943	10
ING Groep NV(Æ)	35,613	431	NOS SGPS	1,430	9
Koninklijke Ahold NV(Æ)	9,906	179	Portucel SA - ADR	3,135	13
Koninklijke DSM NV(Æ)	1,193	64	Portugal Telecom SGPS SA	7,972	6

See accompanying notes which are an integral part of this quarterly report.
92 Select International Equity Fund

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sonae SGPS SA	14,481	19	CaixaBank SA	11,913	52
		208	Corp. Financiera Alba SA	419	20
			Distribuidora Internacional de
Singapore - 1.2%			Alimentacion SA	3,595	23
Ascendas Real Estate Investment			Ebro Foods SA	1,667	28
Trust(Æ)(ö)	18,000	33	Enagas SA	718	23
CapitaCommercial Trust(Æ)(ö)	28,000	37	Endesa SA - ADR	1,191	24
CapitaLand, Ltd.	20,000	51	Ferrovial SA	3,934	78
CapitaMall Trust Class A(Æ)(ö)	18,000	28	Gas Natural SDG SA	3,830	90
City Developments, Ltd.	6,000	44	Grifols SA	1,739	67
ComfortDelGro Corp., Ltd.	7,000	15	Grupo Catalana Occidente SA	606	17
DBS Group Holdings, Ltd.	13,300	194	Iberdrola SA	55,046	380
First Resources, Ltd.(Æ)	4,000	5	Inditex SA(Æ)	7,787	230
Flextronics International, Ltd.(Æ)	4,009	45	Indra Sistemas SA	1,181	12
Fraser and Neave, Ltd.	3,000	7	International Consolidated Airlines
Frasers Centerpoint Ltd.(Æ)	4,969	6	Group SA(Æ)	4,555	37
Global Logistic Properties, Ltd.	12,000	22	Mapfre SA	7,258	24
Hutchison Port Holdings Trust Class U	18,000	13	Mediaset Espana Comunicacion SA(Æ)	1,297	16
Keppel Corp., Ltd. - ADR	22,000	141	Obrascon Huarte Lain SA	431	10
Keppel Land, Ltd.	5,000	17	Prosegur Cia de Seguridad SA	1,029	6
Keppel REIT(ö)	25,000	23	Red Electrica Corp. SA	368	31
Neptune Orient Lines, Ltd.(Æ)	9,000	7	Repsol SA - ADR	10,463	187
Olam International, Ltd.	10,000	15	Sacyr SA(Æ)	1,196	4
Oversea-Chinese Banking Corp., Ltd.	16,000	123	Tecnicas Reunidas SA(Æ)	219	9
SATS, Ltd.	3,000	7	Telefonica SA - ADR(Æ)	36,535	548
Sembcorp Industries, Ltd.	8,000	25	Zardoya Otis SA	808	9
SIA Engineering Co., Ltd.	2,000	6			3,568
Singapore Airlines, Ltd.	9,000	84
Singapore Exchange, Ltd.	1,000	6	Sweden - 2.9%
Singapore Press Holdings, Ltd.	17,000	52	Alfa Laval AB	2,610	48
Singapore Technologies Engineering,			Assa Abloy AB Class B	2,448	134
Ltd.	9,000	22	Atlas Copco AB Class A	4,601	136
Singapore Telecommunications, Ltd.	31,000	93	Atlas Copco AB Class B	2,665	73
StarHub, Ltd.	3,000	9	BillerudKorsnas AB	660	10
Suntec Real Estate Investment Trust(ö)	24,000	33	Boliden AB	3,818	60
United Industrial Corp., Ltd.	9,000	23	Electrolux AB	1,714	53
United Overseas Bank, Ltd.	9,000	154	Elekta AB Class B	913	10
UOL Group, Ltd.	6,000	32	Getinge AB Class B	916	23
Wilmar International, Ltd.	27,000	64	Hennes & Mauritz AB Class B	5,903	243
		1,436	Hexagon AB Class B	1,602	51
			Hexpol AB(Æ)	122	12
Spain - 3.1%			Holmen AB Class B	942	34
Abertis Infraestructuras SA	1,799	35	Hufvudstaden AB Class A	2,117	28
Acciona SA(Æ)	311	22	Husqvarna AB Class B	3,443	24
Acerinox SA	817	12	Husqvarna AB(Æ)	895	6
ACS Actividades de Construccion y			ICA Gruppen AB	368	14
Servicios SA	1,119	39	Investment AB Latour	251	7
Amadeus IT Holding SA Class A	3,865	155	L E Lundbergforetagen AB	724	32
Applus Services SA(ö)	443	5	Lundin Petroleum AB(Æ)	419	5
Applus Services SA(Æ)	297	7	Meda AB Class A	1,474	21
Atresmedia Corp de Medios de			Melker Schorling AB	304	16
Comunicacion SA	480	7	Modern Times Group MTG AB Class B	179	5
Banco Bilbao Vizcaya Argentaria SA			NCC AB Class B	745	24
- ADR	42,908	366	Nibe Industrier AB Class B	319	8
Banco de Sabadell SA - ADR	43,204	109	Nordea Bank AB	30,921	391
Banco Popular Espanol SA	18,511	78	Ratos AB Class B	2,548	16
Banco Santander SA - ADR	101,437	681	Saab AB Class B	401	10
Bankia SA Class A	57,093	75	Sandvik AB	6,643	70
Bankinter SA	4,176	29	Securitas AB Class B	3,056	37
Bolsas y Mercados Espanoles SA	557	23

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 93

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Skandinaviska Enskilda Banken AB			Novartis AG	16,023	1,562
Class A	12,467	150	OC Oerlikon Corp. AG(Æ)	922	10
Skanska AB Class B	3,793	84	Panalpina Welttransport Holding AG	52	6
SKF AB Class B	2,764	65	Partners Group Holding AG	109	29
SSAB AB Class A(Æ)	2,771	13	PSP Swiss Property AG(Æ)	686	71
SSAB AB Class B(Æ)	803	3	Roche Holding AG	5,744	1,553
Svenska Cellulosa AB SCA Class B	6,201	150	Schindler Holding AG(ö)	316	47
Svenska Cellulosa AB SCA Class A	284	7	SGS SA	36	68
Svenska Handelsbanken AB Class A	6,577	312	Sika AG	11	38
Svenska Handelsbanken AB Class B	161	8	Sonova Holding AG	282	37
Swedbank AB Class A	8,087	196	St. Galler Kantonalbank AG	65	25
Swedish Match AB	2,607	85	Straumann Holding AG	31	7
Swedish Orphan Biovitrum AB Class B	584	6	Sulzer AG	159	17
Tele2 AB Class B	6,666	75	Swatch Group AG (The)	398	29
Telefonaktiebolaget LM Ericsson Class B	29,213	354	Swatch Group AG (The) Class B	188	75
Telefonaktiebolaget LM Ericsson Class A	596	7	Swiss Life Holding AG(Æ)	363	81
TeliaSonera AB	25,515	157	Swiss Prime Site AG Class A(Æ)	894	78
Trelleborg AB Class B	1,567	28	Swiss Re AG(Æ)	3,585	324
Volvo AB Class B	5,368	63	Swisscom AG	228	134
Volvo AB Class A - GDR	563	7	Syngenta AG	381	124
		3,371	TE Connectivity, Ltd.	2,713	180
			Transocean, Ltd.	4,088	66
Switzerland - 8.5%			UBS AG(Æ)	1,153	19
ABB, Ltd.(Æ)	10,996	211	UBS Group AG(Æ)	26,994	452
Actelion, Ltd.(Æ)	655	72	Zurich Insurance Group AG(Æ)	2,025	672
Adecco SA(Æ)	735	55			9,898
Allreal Holding AG(Æ)	226	36
Alpiq Holding AG(Æ)	91	6	United Kingdom - 19.1%
Aryzta AG(Æ)	624	47	3i Group PLC	11,570	80
Baloise Holding AG	1,155	150	AA PLC(Æ)	2,538	14
Banque Cantonale Vaudoise	52	30	Aberdeen Asset Management PLC	3,323	22
Barry Callebaut AG(Æ)	10	10	Admiral Group PLC	1,296	28
Basellandschaftliche Kantonalbank	24	23	Aggreko PLC	882	21
Basler Kantonalbank	96	7	Amec Foster Wheeler PLC - GDR	2,741	33
Berner Kantonalbank AG	120	24	Amlin PLC	10,615	78
Bucher Industries AG	44	11	Anglo American PLC	10,427	174
Chocoladefabriken Lindt & Sprungli AG	1	63	Antofagasta PLC	2,688	26
Cie Financiere Richemont SA	3,079	256	ARM Holdings PLC	8,597	134
Clariant AG(Æ)	2,054	33	Ashmore Group PLC	1,702	7
Coca-Cola HBC AG - ADR(Æ)	1,137	18	Ashtead Group PLC	3,527	58
Credit Suisse Group AG(Æ)	14,386	303	Associated British Foods PLC	2,680	125
DKSH Holding AG	98	7	AstraZeneca PLC - ADR(Æ)	9,997	711
Dufry AG(Æ)	129	19	Aviva PLC	26,363	209
EMS-Chemie Holding AG	62	24	Babcock International Group PLC	3,360	51
Flughafen Zuerich AG	43	29	BAE Systems PLC	24,926	190
Galenica AG	24	19	Balfour Beatty PLC	7,001	23
GAM Holding AG(Æ)	683	12	Barclays PLC	119,595	420
Geberit AG	214	73	Barratt Developments PLC	9,272	64
Georg Fischer AG(Æ)	33	20	Berkeley Group Holdings PLC	839	30
Givaudan SA(Æ)	50	91	BG Group PLC	17,800	237
Graubuendner Kantonalbank	16	26	BHP Billiton PLC	11,891	259
Helvetia Holding AG	110	56	Booker Group PLC	9,794	22
Holcim, Ltd.(Æ)	1,683	118	BP PLC	187,355	1,207
Julius Baer Group, Ltd.(Æ)	1,560	64	British American Tobacco PLC	14,140	796
Kuehne & Nagel International AG	549	76	British Land Co. PLC (The)(ö)	10,811	135
Lindt & Spruengli AG	7	36	Britvic PLC	2,025	21
Lonza Group AG(Æ)	304	36	BT Group PLC	75,159	472
Luzerner Kantonalbank AG	39	15	BTG PLC	2,136	25
Nestle SA	27,643	2,118	Bunzl PLC	3,308	94

See accompanying notes which are an integral part of this quarterly report.

94 Select International Equity Fund

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Burberry Group PLC	2,937	76	Merlin Entertainment PLC	1,205	7
Capita PLC	4,373	74	Millennium & Copthorne Hotels PLC	3,306	29
Capital & Counties Properties PLC	11,737	68	Mondi PLC	1,962	35
Carnival PLC	1,708	77	National Grid PLC	23,269	327
Centrica PLC	21,731	96	Next PLC	1,431	156
Close Brothers Group PLC	1,428	33	Noble Corp. PLC	1,911	31
Cobham PLC	9,597	47	Ocado Group PLC(Æ)	3,205	20
Compass Group PLC(Æ)	12,207	211	Old Mutual PLC	60,482	189
Croda International PLC	837	33	Ophir Energy PLC Class W(Æ)	2,979	6
Daily Mail & General Trust PLC Class A	1,419	18	Paragon Offshore PLC	430	1
Derwent London PLC(ö)	1,792	88	Pearson PLC	10,148	206
Diageo PLC	17,419	516	Pennon Group PLC	3,134	42
Direct Line Insurance Group PLC	14,322	67	Persimmon PLC Class A(Æ)	2,450	58
Dixons Carphone PLC	6,427	42	Premier Oil PLC	2,593	6
Drax Group PLC	3,350	18	Provident Financial PLC	734	29
Dunelm Group PLC(Æ)	676	9	Prudential PLC	14,321	348
easyJet PLC	1,856	52	Reckitt Benckiser Group PLC	4,435	376
Ensco PLC Class A	2,562	72	Reed Elsevier PLC	9,313	162
Evraz PLC(Æ)	4,357	11	Rentokil Initial PLC	12,322	22
G4S PLC	9,647	41	Rexam PLC(Æ)	7,266	46
Galiform PLC	3,959	25	Rightmove PLC	504	18
GKN PLC	13,160	73	Rio Tinto PLC(Æ)	7,845	346
GlaxoSmithKline PLC - ADR	31,941	703	Rolls-Royce Holdings PLC(Æ)	14,255	191
Great Portland Estates PLC(ö)	6,991	83	Rotork PLC	566	20
Greene King PLC	3,989	50	Royal Bank of Scotland Group PLC(Æ)	18,783	102
Halma PLC	4,067	43	Royal Dutch Shell PLC Class A	44,786	1,373
Hammerson PLC(ö)	13,357	138	Royal Dutch Shell PLC Class B	23,375	744
Hays PLC	9,973	23	Royal Mail PLC	4,284	28
Hikma Pharmaceuticals PLC	846	30	RSA Insurance Group PLC(Æ)	14,343	98
Hill Station PLC	690	10	SABMiller PLC - ADR	6,909	376
HSBC Holdings PLC	203,583	1,865	Sage Group PLC (The)	10,945	79
ICAP PLC	1,172	8	Schroders PLC	501	22
IG Group Holdings PLC	2,513	27	Scottish & Southern Energy PLC	4,151	101
IMI PLC	1,569	30	Segro PLC(ö)	9,030	56
Imperial Tobacco Group PLC	7,427	349	Serco Group PLC	3,852	9
Inchcape PLC	8,011	84	Severn Trent PLC Class H	1,589	51
Informa PLC	2,678	21	Shaftesbury PLC(ö)	5,187	61
Inmarsat PLC	4,038	51	Shire PLC - ADR(Æ)	2,772	203
Intercontinental Hotels Group PLC(Æ)	2,464	99	Sky PLC	7,450	104
Intermediate Capital Group PLC	3,808	28	Smith & Nephew PLC	6,160	110
Intertek Group PLC	993	34	Smiths Group PLC	2,830	48
Intu Properties PLC Class H(ö)	12,753	70	Songbird Estates PLC	4,792	25
Investec PLC	6,131	52	Spectris PLC	627	20
ITV PLC	24,338	80	Spirax-Sarco Engineering PLC	526	24
J Sainsbury PLC	22,892	88	Sports Direct International PLC(Æ)	1,890	20
Jardine Lloyd Thompson Group PLC	1,272	18	St. James's Place PLC	2,290	29
Jazztel PLC(Æ)	1,669	24	Stagecoach Group PLC	4,265	22
John Wood Group PLC	2,926	25	Standard Chartered PLC	17,843	238
Johnson Matthey PLC	579	28	Standard Life PLC	23,047	139
KAZ Minerals PLC(Æ)	3,766	11	Tate & Lyle PLC	6,522	67
Kingfisher PLC	41,901	216	Taylor Wimpey PLC	37,476	76
Ladbrokes PLC Class A	12,775	22	Telecity Group PLC	2,692	35
Land Securities Group PLC(ö)	13,303	255	Tesco PLC	109,230	369
Legal & General Group PLC	59,210	239	Thomas Cook Group PLC(Æ)	8,308	16
Lloyds Banking Group PLC(Æ)	361,718	401	Travis Perkins PLC	2,818	81
Man Group PLC	20,240	54	Tullow Oil PLC	2,778	15
Marks & Spencer Group PLC	13,791	101	Unilever PLC	8,861	390
Meggitt PLC	9,318	76	United Utilities Group PLC	6,056	94
Melrose Industries PLC	10,320	41	Vedanta Resources PLC	1,083	6

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 95

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Vodafone Group PLC	288,467	1,017	United States - 2.8%
Weir Group PLC (The)	1,215	31	Russell U.S. Cash Management Fund	3,315,450	∞	3,315
Whitbread PLC	1,592	120	Total Short-Term Investments
William Hill PLC	3,854	22	(cost $3,315)			3,315
WM Morrison Supermarkets PLC	30,673	83
		22,165	Total Investments 99.8%

United States - 0.6%			(identified cost $125,547)			116,084
AdStar, Inc.(Æ)	405	17
AGL Resources, Inc.	7,771	86	Other Assets and Liabilities, Net
American Exploration Co.(Æ)	5,129	11	- 0.2%			203
Ares Dynamic Credit Allocation Fund,			Net Assets - 100.0%			116,287
Inc.	1,119	1
Autoliv, Inc.	652	69
BlackRock Health Sciences Trust	2,770	13
Dream Office Real Estate Investment
Trust(Æ)(ö)	977	21
Essentra PLC	547	7
First Trust China AlphaDEX Fund	7,518	99
GateHouse Media, Inc.(Æ)	4,336	197
GateHouse Media, Inc. Class A(Æ)	2,218	103
Individual, Inc.(Æ)	4,165	11
Lululemon Athletica, Inc.(Æ)	531	35
Talk America Holdings, Inc.(Æ)	4,267	20
		690

Total Common Stocks
(cost $121,437)		111,988

Preferred Stocks - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG	661	56
Fuchs Petrolub SE	172	7
Henkel AG & Co. KGaA	1,200	138
MAN SE	60	6
Porsche Automobil Holding SE	1,979	166
Volkswagen AG	1,654	371
		744

Italy - 0.0%
Unipol Gruppo Finanziario SpA	1,370	7

Japan - 0.0%
Shinkin Central Bank Class K	8	15

United Kingdom - 0.0%
Rolls Royce Group PLC(Æ)	651,870	1

Total Preferred Stocks
(cost $782)		767

Warrants & Rights - 0.0%
United Kingdom - 0.0%
DS Smith PLC Class F(Æ)
2014 Rights	2,977	14

Total Warrants & Rights
(cost $13)		14

Short-Term Investments - 2.8%

See accompanying notes which are an integral part of this quarterly report.
96 Select International Equity Fund

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
MSCI EAFE Mini Index Futures	34	USD	3,003	03/15	70
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					70

Foreign Currency Exchange Contracts
Amounts in  thousands

								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought	Settlement Date		$
State Street		USD	1	AUD	1		02/02/15	—
State Street		USD	234	CAD	294		02/02/15	(3)
State Street		USD	324	EUR	286		02/02/15	(1)
State Street		USD	398	JPY	46,965		02/02/15	2
State Street		USD	85	SGD	115		02/02/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(2)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3			Total
Common Stocks
Australia		$—		$6,038		$—		$6,038
Austria		—		342		—		342
Belgium		—		1,580		—		1,580
Bermuda		13		719		—		732
Canada		8,251		—		—		8,251
Cayman Islands		—		91		—		91
Denmark		—		1,477		—		1,477
Finland		—		1,082		—		1,082
France		235		10,729		—		10,964
Germany		21		8,296		—		8,317
Guernsey		—		120		—		120
Hong Kong		—		2,022		—		2,022
Ireland		238		429		—		667
Isle of Man		—		15		—		15
Israel		115		583		—		698
Italy		—		2,687		—		2,687
Japan		—		20,147		—		20,147
Jersey		154		748		—		902
Luxembourg		20		371		—		391
Mauritius		—		17		—		17
Netherlands		320		2,745		—		3,065
New Zealand		—		177		—		177
Norway		—		870		—		870
Portugal		—		205		3		208
Singapore		45		1,391		—		1,436
Spain		—		3,568		—		3,568
Sweden		—		3,371		—		3,371
Switzerland		651		9,247		—		9,898
United Kingdom		104		22,061		—		22,165
United States		437		253		—		690
Preferred Stocks		—		766		1		767
Warrants & Rights		—		14		—		14

			See accompanying notes which are an integral part of this quarterly report.

						Select International Equity Fund 97

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Short-Term Investments		—	3,315			—		3,315
Total Investments		10,604	105,476			4		116,084

Other Financial Instruments
Futures Contracts		70	—			—		70
Foreign Currency Exchange Contracts		(2)	—			—		(2)
Total Other Financial Instruments*		$68	$—			$—		$68

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

98 Select International Equity Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 91.7%			Grendene SA	466,763	2,423
Argentina - 0.1%			Grupo BTG Pactual	197,487	1,943
Banco Macro SA - ADR(Ñ)	31,730	1,226	Hypermarcas SA(Æ)	898,200	6,102
YPF SA - ADR	51,600	1,210	Itau Unibanco Holding SA - ADR	1,999,458	24,233
		2,436	JBS SA	2,197,900	9,371
			Light SA	354,400	1,870
Austria - 0.1%			Linx SA(Æ)	39,600	699
Vienna Insurance Group AG	33,998	1,442	Lojas Renner SA	75,682	1,989

Bermuda - 1.9%			MRV Engenharia e Participacoes SA	625,600	1,611
Beijing Enterprises Water Group, Ltd.	1,890,000	1,245	Odontoprev SA	97,500	375
Brilliance China Automotive Holdings,			Petroleo Brasileiro SA - ADR(Æ)(Ñ)	2,919,079	17,701
Ltd.	776,000	1,415	Porto Seguro SA	226,508	2,288
China Foods, Ltd.(Æ)	901,732	297	Rossi Residencial SA(Æ)	355,936	283
China Resources Gas Group, Ltd.	937,808	2,276	Sao Martinho SA	54,100	687
Credicorp, Ltd.	94,000	13,547	Smiles SA(Æ)	242,800	3,823
Haier Electronics Group Co., Ltd.	1,672,338	4,488	Telefonica Brasil SA - ADR(Ñ)	105,870	1,952
Hopson Development Holdings, Ltd.(Æ)	178,000	158	Tim Participacoes SA - ADR	372,800	8,228
Huabao International Holdings, Ltd.	7,217,554	5,680	TOTVS SA	9,300	116
Kosmos Energy, Ltd.(Æ)	118,962	1,043	Tractebel Energia SA	127,901	1,484
Nine Dragons Paper Holdings, Ltd.	6,489,000	4,751	Transmissora Alianca de Energia
Sihuan Pharmaceutical Holdings Group,			Eletrica SA(Æ)	47,600	348
Ltd.	2,597,000	1,673	Ultrapar Participacoes SA	70,292	1,388
Skyworth Digital Holdings, Ltd.	8,428,000	4,742	Ultrapar Participacoes SA - ADR	10,980	215
SmarTone Telecommunications Holdings,			Vale SA Class B - ADR(Ñ)	1,720,197	11,222
Ltd.	2,129,295	3,721			213,125

VTech Holdings, Ltd.	177,942	2,505	Canada - 0.2%
Yue Yuen Industrial Holdings, Ltd.	1,187,000	4,408	First Quantum Minerals, Ltd.(Æ)	510,080	4,652
		51,949	Torex Gold Resources, Inc.(Æ)	471,855	539
Brazil - 7.6%					5,191
ALL - America Latina Logistica SA	1,403,823	2,014	Cayman Islands - 6.3%
Ambev SA - ADR	718,600	4,728	51job, Inc. - ADR(Æ)(Ñ)	154,788	5,450
B2W Cia Digital(Æ)	1,040,271	8,839	AAC Technologies Holdings, Inc.	326,404	2,083
Banco Bradesco SA - ADR	961,890	12,004	Alibaba Group Holding, Ltd. - ADR(Æ)	39,500	3,519
Banco Bradesco SA(Æ)	236,900	2,958	ANTA Sports Products, Ltd.	1,449,000	2,542
Banco do Brasil SA	1,306,100	10,057	ASM Pacific Technology, Ltd.	1,229,035	11,134
Banco Santander Brasil SA - ADR(Æ)(Ñ)	788,383	3,642	Baidu, Inc. - ADR(Æ)	130,883	28,522
BB Seguridade Participacoes SA	865,200	9,480	Belle International Holdings, Ltd. Class
BM&FBovespa SA	769,100	2,608	H	4,260,000	4,808
BR Malls Participacoes SA	397,523	2,256	Casetek Holdings, Ltd.	939,000	5,327
Braskem SA - ADR(Ñ)	306,856	2,891	China Forestry Holdings Co., Ltd.(Å)(Æ)	871,100	—
BRF SA - ADR(Ñ)	588,432	13,958	China Hongqiao Group, Ltd.	1,852,000	1,166
BRF SA	160,200	3,844	China Lumena New Materials Corp.(Æ)
CCR SA	155,592	886	(Ñ)	3,024,000	4
Centrais Eletricas Brasileiras SA(Æ)	283,600	542	China Mengniu Dairy Co., Ltd.	1,402,000	6,386
Cia Brasileira de Distribuicao - ADR(Ñ)	227,098	7,451	China Metal Recycling Holdings, Ltd.
Cia de Saneamento Basico do Estado de			(Å)(Æ)	335,400	—
Sao Paulo(Æ)	334,440	1,658	China Resources Cement Holdings, Ltd.	2,478,000	1,474
Cia de Saneamento de Minas			China Resources Land, Ltd.	224,888	571
Gerais-COPASA(Æ)	278,200	1,763	CIFI Holdings Group Co., Ltd.	9,574,000	1,922
Cia Paranaense de Energia - ADR(Ñ)	200,302	2,324	CKH Food & Health, Ltd.(Æ)	314,355	1,117
Cielo SA	408,700	6,093	Country Garden Holdings Co., Ltd.	5,846,400	2,328
Even Construtora e Incorporadora SA	990,000	1,598	Ctrip.com International, Ltd. - ADR(Æ)	91,500	4,351
Fibria Celulose SA - ADR(Æ)(Ñ)	617,900	7,495	ENN Energy Holdings, Ltd.	596,500	3,530
Gafisa SA	1,117,500	791	Eurasia Drilling Co., Ltd. - GDR	66,883	1,274
Gerdau SA - ADR	102,638	354	Evergrande Real Estate Group, Ltd.(Ñ)	6,736,000	2,798
Gerdau SA	20,287	56	GCL-Poly Energy Holdings, Ltd.(Æ)	14,747,000	3,218
Gol Linhas Aereas Inteligentes SA -			Golden Eagle Retail Group, Ltd.(Ñ)	1,399,070	1,668
ADR(Æ)(Ñ)	552,000	2,484	Greentown China Holdings, Ltd.(Ñ)	769,500	668

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 99

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hengan International Group Co., Ltd.	123,500	1,463	China Communications Construction Co.,
JA Solar Holdings Co., Ltd. - ADR(Æ)			Ltd. Class H	1,452,000	1,578
(Ñ)	303,261	2,426	China Construction Bank Corp. Class H	41,156,120	32,964
JD.com, Inc. - ADR(Æ)(Ñ)	219,503	5,452	China Galaxy Securities Co., Ltd.(Æ)(Ñ)	481,500	511
JinkoSolar Holding Co., Ltd. - ADR(Æ)			China Merchants Bank Co., Ltd. Class H	4,415,967	9,837
(Ñ)	34,100	608	China Minsheng Banking Corp., Ltd.
Ju Teng International Holdings, Ltd.	3,593,000	1,887	Class H	481,000	584
Kaisa Group Holdings, Ltd.(Ñ)(Þ)	4,990,000	193	China National Building Material Co.,
Kaisa Group Holdings, Ltd.(Å)(Ñ)	3,280,000	127	Ltd. Class H	2,296,693	2,212
KWG Property Holding, Ltd.	12,526,900	7,999	China Pacific Insurance Group Co., Ltd.
Li Ning Co., Ltd.(Æ)(Ñ)	2,066,073	901	Class H	1,627,500	7,825
Longfor Properties Co., Ltd.	1,205,052	1,574	China Petroleum & Chemical Corp.
Mindray Medical International, Ltd.			Class H	9,700,750	7,667
- ADR(Ñ)	44,632	1,221	China Railway Construction Corp., Ltd.
Mongolian Mining Corp.(Æ)(Ñ)	5,845,129	225	Class H	1,618,500	1,854
NetEase, Inc. - ADR	31,115	3,399	China Shenhua Energy Co., Ltd. Class H	1,596,500	4,360
Noah Holdings, Ltd. - ADR(Æ)(Ñ)	17,100	319	China Shipping Container Lines Co.,
Real Gold Mining, Ltd.(Å)(Æ)	463,232	—	Ltd. Class H(Æ)	17,005,000	5,312
Sands China, Ltd.	1,505,587	7,282	China South Locomotive and Rolling
Shimao Property Holdings, Ltd.	4,949,000	10,404	Stock Corp.(Å)	3,662,175	4,455
Silicon Motion Technology Corp. - ADR	58,514	1,630	China Southern Airlines Co., Ltd. Class
SINA Corp.(Æ)	55,900	2,025	H	680,000	360
Sunac China Holdings, Ltd.	5,781,000	5,133	China Telecom Corp., Ltd. Class H	7,130,000	4,188
Tingyi Cayman Islands Holding Corp.	2,722,000	6,695	China Vanke Co., Ltd.(Æ)(Ñ)	1,855,400	4,024
Trina Solar, Ltd. - ADR(Æ)(Ñ)	595,700	5,391	Chongqing Changan Automobile Co.,
Uni-President China Holdings, Ltd.	5,285,200	4,571	Ltd. Class B	452,701	1,126
Want Want China Holdings, Ltd.	2,718,000	3,254	Chongqing Rural Commercial Bank Co.,
WH Group, Ltd.(Æ)(Þ)	5,879,000	3,327	Ltd. Class H	4,237,000	2,593
WuXi PharmaTech Cayman, Inc.			Cosmo Lady Holdings Co. Ltd.(Æ)	2,847,673	1,926
- ADR(Æ)	87,720	3,518	Datang International Power Generation
Yuzhou Properties Co., Ltd.	2,041,000	486	Co., Ltd. Class H	8,474,000	4,595
		177,370	Dongfeng Motor Group Co., Ltd. Class H	328,000	474
			Far East Horizon, Ltd.(Æ)	129,000	110
Chile - 0.2%			Great Wall Motor Co., Ltd. Class H	907,000	5,170
Cia Cervecerias Unidas SA - ADR	171,834	1,572	Gree Electric Appliances, Inc.(Æ)	276,100	1,786
Embotelladora Andina SA - ADR(Ñ)	42,553	702	Guangzhou R&F Properties Co., Ltd.	93,200	105
Entel Chile SA	265,647	2,496	Hua Hong Semiconductor, Ltd.(Å)(Æ)	552,000	639
Sociedad Quimica y Minera de Chile			Huadian Fuxin Energy Corp.(Æ)	4,642,000	2,182
SA - ADR	87,600	2,090	Huadian Power International Corp., Ltd.
		6,860	Class H	9,190,000	8,367
			Huaneng Power International, Inc. Class
China - 9.0%			H	2,692,000	3,779
Agricultural Bank of China, Ltd. Class H	6,131,000	2,994	Industrial & Commercial Bank of China,
Anhui Conch Cement Co., Ltd. Class A	641,346	2,006	Ltd. Class H	33,640,000	24,111
Anhui Conch Cement Co., Ltd. Class			Jiangnan Group Ltd.(Æ)(Ñ)	7,786,000	1,419
H(Ñ)(Þ)	2,364,887	7,945	Jiangsu Yanghe Brewery Joint-Stock Co.,
Anhui Conch Cement Co., Ltd. Class			Ltd. Class A	105,046	1,286
H(Å)(Ñ)	707,670	2,377	Kweichow Moutai Co., Ltd.(Æ)	44,684	1,260
Bank of China, Ltd. Class H	45,540,000	25,403	Metallurgical Corp. of China(Æ)	8,857,000	2,726
Bank of Communications Co., Ltd. Class			New China Life Insurance Co., Ltd.(Æ)	200,300	1,154
H	10,522,000	8,811	PetroChina Co., Ltd. - ADR(Ñ)	31,700	3,442
Beijing Capital International Airport Co.,			Ping An Insurance Group Co. of China,
Ltd. Class H	4,108,000	3,881	Ltd. Class H	883,500	9,364
Beijing Capital Land, Ltd. Class H	1,332,000	609	Qinhuangdao Port Co. Ltd.(Æ)	771,500	350
Beijing Yanjing Brewery Co., Ltd. Class			Shanghai Mechanical and Electrical
A	641,196	840	Industry Co., Ltd. Class B	219,034	506
China Cinda Asset Management Co.,			Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H(Æ)	14,156,400	6,673	Ltd. Class H	2,321,000	5,011
China CITIC Bank Corp., Ltd. Class H	10,958,000	8,098	Shenzhen Expressway Co., Ltd. Class H	2,140,000	1,655

See accompanying notes which are an integral part of this quarterly report.
100 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sinotrans, Ltd. Class H	217,000	153	Hungary - 0.4%
Tsingtao Brewery Co., Ltd. Class H	556,000	3,720	OTP Bank PLC(Ñ)	369,094	4,895
Weiqiao Textile Co. Class H	500,500	274	Richter Gedeon Nyrt	489,237	6,631
Wumart Stores, Inc. Class H	2,005,701	1,417			11,526
Zhejiang Expressway Co., Ltd. Class H	476,000	607
ZTE Corp. Class H	2,316,800	5,077	India - 9.5%
		253,752	Ambuja Cements, Ltd.	1,978,890	7,941
			Apollo Tyres, Ltd.	275,055	1,075
Colombia - 0.3%			Asia Paint, Ltd.(Æ)	167,672	2,324
Almacenes Exito SA	161,985	1,660	Axis Bank, Ltd.(Æ)	1,919,611	18,193
Bancolombia SA	114,038	1,283	Bank of Baroda(Æ)	1,674,380	5,205
Bancolombia SA - ADR(Ñ)	115,068	5,324	Bharat Petroleum Corp., Ltd.	26,624	321
BBVA Colombia SA - ADR(Æ)	30,193	513	Bharti Airtel, Ltd.	2,149,921	12,939
		8,780	Ceat, Ltd.	23,025	304
			Dabur India, Ltd. Class A	1,655,221	6,837
Cyprus - 0.0%			Dhyana Finstock, Ltd.(Æ)	113,821	862
Global Ports Investments PLC - GDR(Þ)	32,776	110	GHCL, Ltd.(Æ)	211,436	256
Global Ports Investments PLC - GDR	37,002	125	Gujarat State Fertilisers & Chemicals,
Qiwi PLC - ADR	14,540	285	Ltd.	418,054	677
		520	HCL Technologies, Ltd.	97,500	2,817
			HDFC Bank, Ltd. - ADR	21,500	1,225
Czech Republic - 0.3%			Hero MotoCorp, Ltd.	46,606	2,146
Komercni Banka AS	43,069	8,774	Hindustan Petroleum Corp., Ltd.	274,191	2,901
			Housing Development & Infrastructure,
Egypt - 0.1%			Ltd.(Æ)	1,030,028	1,826
Commercial International Bank Egypt			Housing Development Finance Corp.,
SAE	370,407	2,694	Ltd.	187,500	3,814

Germany - 0.5%			ICICI Bank, Ltd. - ADR	1,856,765	22,300
Bidvest Group, Ltd.(Æ)	470,560	12,973	ICICI Bank, Ltd.	641,550	3,729
			Indiabulls Housing Finance Ltd(Æ)	382,451	3,622
Greece - 0.0%			Infosys, Ltd. - ADR(Ñ)	154,878	5,278
Hellenic Telecommunications			Infosys, Ltd.	60,796	2,089
Organization SA(Æ)	96,212	792	ITC, Ltd.	1,435,604	8,536
			JK Tyre & Industries, Ltd.(Æ)	1,562,949	3,033
Hong Kong - 4.6%			Kotak Mahindra Bank, Ltd.	244,550	5,206
AIA Group, Ltd.	2,353,830	13,621	LIC Housing Finance, Ltd.	245,335	1,892
BYD Electronic International Co., Ltd.	7,897,500	8,167	Lupin, Ltd.	218,784	5,571
China Fiber Optic Network System			Mahindra & Mahindra, Ltd.	126,242	2,576
Group, Ltd.(Æ)(Ñ)	6,738,000	1,647	Maruti Suzuki India, Ltd.	158,840	9,339
China Merchants Holdings International			NTPC, Ltd.	1,795,620	4,161
Co., Ltd.	1,164,946	4,268	Petronet LNG, Ltd.	1,462,681	4,242
China Mobile, Ltd.	1,176,732	15,415	Power Finance Corp., Ltd.	675,353	3,243
China Mobile, Ltd. - ADR	288,165	18,823	Reliance Capital, Ltd.	164,851	1,287
China Overseas Land & Investment, Ltd.	4,558,667	13,121	Reliance Industries, Ltd.	1,011,547	14,934
China Power International Development,			Reliance Industries, Ltd. - GDR(Þ)	459,343	13,688
Ltd.(Ñ)	2,604,000	1,478	Rural Electrification Corp., Ltd.	133,254	716
China Resources Enterprise, Ltd.	1,450,480	3,162	State Bank of India	481,000	2,394
China Unicom Hong Kong, Ltd.	4,738,000	7,103	Sun Pharmaceutical Industries, Ltd.	1,121,611	16,600
China Unicom Hong Kong, Ltd.			Tata Chemicals, Ltd.	405,405	2,983
- ADR(Ñ)	11,395	170	Tata Consultancy Services, Ltd.	235,685	9,441
CNOOC, Ltd. - ADR(Ñ)	42,366	5,641	Tata Global Beverages, Ltd.	337,068	862
Galaxy Entertainment Group, Ltd.	1,295,000	6,775	Tata Motors, Ltd. Class A	1,685,669	9,875
Lenovo Group, Ltd.	5,962,000	7,673	Tata Motors, Ltd.	569,020	5,356
Luk Fook Holdings International, Ltd.	291,000	1,080	Tata Motors, Ltd. - ADR	385,300	19,003
PAX Global Technology, Ltd.(Æ)(Ñ)	2,938,000	2,754	Tata Sponge Iron, Ltd.(Æ)	11,450	121
TCC International Holdings, Ltd.(Æ)	1,262,000	457	Tata Steel, Ltd.	319,441	2,007
Tencent Holdings, Ltd.(Æ)	917,700	15,492	Ultratech Cement, Ltd.	57,470	2,911
Wisdom Holdings Group(Æ)	1,752,000	1,059	United Phosphorus, Ltd.	818,840	4,858
		127,906

			See accompanying notes which are an integral part of this quarterly report.
				Russell Emerging Markets Fund 101

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Zee Entertainment Enterprises, Ltd.	410,937	2,494	Lafarge Malayan Cement BHD(Æ)	168,741	461
		266,010	Malaysia Building Society(Æ)	483,400	281
			My EG Services BHD	280,000	196
Indonesia - 1.9%			Petronas Dagangan BHD	312,931	1,524
Astra International Tbk PT	10,512,900	6,476	Press Metal Berhad(Æ)	992,400	733
Bank Central Asia Tbk PT	2,449,500	2,580	Puncak Niaga Holdings BHD(Æ)	484,400	350
Bank Mandiri Persero Tbk PT	3,972,500	3,431	SapuraKencana Petroleum BHD	2,244,500	1,662
Bank Negara Indonesia Persero Tbk PT	3,066,700	1,504	UEM Sunrise BHD	4,329,500	1,507
Bank Rakyat Indonesia Persero Tbk PT	15,225,900	13,957	Westports Holdings BHD	886,446	854
Bank Tabungan Pensiunan Nasional Tbk					24,519
PT(Å)(Æ)	492,300	155
Ciputra Development Tbk PT	2,998,100	338	Mexico - 3.4%
Energi Mega Persada Tbk PT(Æ)	50,144,000	411	Alfa SAB de CV Class A(Æ)	476,000	872
Indocement Tunggal Prakarsa Tbk PT	1,465,871	2,651	America Movil SAB de CV Class L
Indofood CBP Sukses Makmur Tbk PT	3,551,900	4,055	- ADR	556,802	11,910
Kalbe Farma Tbk PT(Æ)	6,314,300	929	Cemex SAB de CV - ADR(Æ)(Ñ)	1,504,161	13,372
Lippo Karawaci Tbk PT	8,625,100	770	Corp. Moctezuma SAB de CV(Å)	284,063	853
Media Nusantara Citra Tbk PT	12,534,258	2,816	Credito Real SAB de CV	89,006	179
Ramayana Lestari Sentosa Tbk PT	5,036,892	325	Empresas ICA SAB de CV(Æ)	905,226	940
Semen Indonesia Persero Tbk PT	4,778,225	5,483	Empresas ICA SAB de CV - ADR(Æ)(Ñ)	205,700	850
Tambang Batubara Bukit Asam Persero			Fomento Economico Mexicano SAB de
Tbk PT	1,702,000	1,519	CV - ADR(Æ)	97,419	8,140
Telekomunikasi Indonesia Persero Tbk			Genomma Lab Internacional SAB de CV
PT	17,422,000	3,877	Class B(Æ)	1,250,220	1,980
United Tractors Tbk PT	767,757	1,081	Gruma SAB de CV Class B	520,735	5,641
Wijaya Karya Persero Tbk PT	2,820,000	829	Grupo Aeroportuario del Sureste SAB de
		53,187	CV - ADR(Æ)	32,800	4,294
			Grupo Financiero Banorte SAB de CV
Ireland - 0.1%			Class O	2,165,297	10,989
Dragon Oil PLC	311,002	2,604	Grupo Financiero Inbursa SAB de CV
			Class O	627,254	1,617
Israel - 0.4%			Grupo Mexico SAB de CV	2,062,800	5,448
Israel Chemicals, Ltd.	293,420	2,109	Grupo Televisa SAB - ADR(Æ)	708,300	23,098
Teva Pharmaceutical Industries, Ltd.			Kimberly-Clark de Mexico SAB de CV
- ADR	175,000	9,951	Class A	1,230,535	2,389
		12,060	Megacable Holdings SAB de CV(Æ)	408,803	1,493
			Wal-Mart de Mexico SAB de CV	1,125,173	2,173
Jersey - 0.2%					96,238
Randgold Resources, Ltd.	40,704	3,476
West China Cement, Ltd.	11,229,485	1,253	Morocco - 0.0%
		4,729	Attijariwafa Bank(Æ)	8,155	312

Kazakhstan - 0.1%			Netherlands - 0.4%
KazMunaiGas Exploration Production			Nostrum Oil & Gas PLC(Æ)	167,698	1,579
JSC - GDR	162,310	1,858	OCI NV(Æ)	93,217	3,282

Luxembourg - 0.3%			X5 Retail Group NV - GDR(Æ)	293,140	3,107
Kernel Holding SA(Æ)	368,417	3,092	Yandex NV Class A(Æ)	141,000	2,100
MHP SA - GDR	120,144	1,145			10,068
O'Key Group SA - GDR	15,666	53	Nigeria - 0.4%
Tenaris SA - ADR	147,100	4,154	Dangote Cement PLC	1,966,515	1,636
Ternium SA - ADR	58,304	999	FBN Holdings PLC	3,269,421	123
		9,443	FCMB Group PLC	15,631,592	171

Malaysia - 0.9%			Guaranty Trust Bank PLC	29,417,702	3,142
7-Eleven Malaysia Holdings, Bhd(Æ)	911,500	339	Guaranty Trust Bank PLC - GDR(Å)	129,606	687
Axiata Group BHD	3,667,400	7,265	Guaranty Trust Bank PLC - GDR(Þ)	105,919	562
Berjaya Auto BHD	1,364,200	1,239	Nigerian Breweries PLC	2,748,919	2,081
British American Tobacco Malaysia BHD	136,594	2,480	United Bank for Africa PLC Class A	23,482,152	438
CIMB Group Holdings BHD	1,771,768	2,683
IJM Corp. BHD	1,547,782	2,945
See accompanying notes which are an integral part of this quarterly report.
102 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Zenith Bank PLC	30,549,824	2,608	Surgutneftegas OAO - ADR	327,366	1,421
		11,448			97,558

Pakistan - 0.1%			Singapore - 0.2%
United Bank, Ltd.	2,059,700	3,668	Luye Pharma Group, Ltd.(Æ)	4,207,230	5,011

Panama - 0.1%			South Africa - 4.9%
Copa Holdings SA Class A(Ñ)	19,726	2,121	African Bank Investments, Ltd.(Æ)	887,049	—
			Anglo American Platinum, Ltd.(Æ)	22,395	683
Philippines - 0.8%			AngloGold Ashanti, Ltd. - ADR(Æ)	409,900	5,075
Ayala Land, Inc.	3,771,173	3,062	Aspen Pharmacare Holdings, Ltd.(Æ)	442,488	16,578
Cebu Air, Inc.(Æ)	75,850	162	Astral Foods, Ltd.	20,608	349
GT Capital Holdings, Inc.	54,690	1,498	AVI, Ltd.	636,914	4,629
International Container Terminal			Capitec Bank Holdings, Ltd.	27,326	896
Services, Inc.	27,600	71	Discovery Holdings, Ltd.	1,175,371	11,576
Metropolitan Bank & Trust Co. - ADR	1,368,878	2,947	FirstRand, Ltd.	1,446,026	6,432
Nickel Asia Corp.(Æ)	2,893,150	1,780	Foschini Group, Ltd. (The)	92,532	1,326
Philippine Long Distance Telephone Co.	19,110	1,286	Investec, Ltd.	192,577	1,614
SM Investments Corp.	155,328	3,263	Lewis Group, Ltd.(Ñ)	253,832	1,975
Universal Robina Corp.	1,941,780	9,076	Life Healthcare Group Holdings, Ltd.	169,394	631
		23,145	Massmart Holdings, Ltd.	204,146	2,889
			MMI Holdings, Ltd.	172,557	464
Poland - 0.5%			Mr Price Group, Ltd.	79,420	1,800
Alior Bank SA(Æ)	46,674	1,080	MTN Group, Ltd.	92,624	1,598
Bank Pekao SA	89,344	4,315	Naspers, Ltd.	194,377	27,962
Energa SA	243,321	1,379	Nedbank Group, Ltd.	120,607	2,637
KGHM Polska Miedz SA	25,210	714	Pick n Pay Holdings, Ltd.	38,790	80
PGE Polska Grupa Energetyczna SA	400,050	2,097	Pick n Pay Stores, Ltd.	246,589	1,211
Polski Koncern Naftowy Orlen SA	315,001	4,653	Rand Merchant Insurance Holdings, Ltd.	74,471	271
Tauron Polska Energia SA	810,392	1,092	Redefine International PLC(Æ)	1,417,770	1,386
		15,330	Remgro, Ltd.	154,084	3,567

Qatar - 0.1%			Reunert, Ltd.	410,258	2,205
Industries Qatar QSC	88,108	3,593	RMB Holdings, Ltd.	118,630	670
			Sanlam, Ltd.	235,766	1,415
Russia - 3.5%			Sappi, Ltd. - ADR(Æ)	1,516,865	6,248
Alrosa AO	2,637,498	3,003	Sasol, Ltd. - ADR	149,100	5,408
Federal Grid Co. Unified Energy System			Standard Bank Group, Ltd.	851,908	11,247
JSC(Æ)	583,180,000	418	Telkom SA SOC, Ltd.(Æ)	625,016	3,731
Gazprom OAO - ADR	2,386,947	10,013	Vodacom Group, Ltd. - ADR	306,257	3,523
Gazprom OAO - ADR(Æ)	2,073,044	8,373	Woolworths Holdings, Ltd.	886,107	6,571
LSR Group - GDR	198,762	317			136,647
LSR Group	6,272	43
Lukoil OAO - ADR(Æ)	518,711	20,966	South Korea - 12.5%
Lukoil OAO - ADR	219,161	8,607	Amorepacific Corp.	3,453	8,344
Magnit PJSC - GDR	157,135	5,984	Amorepacific Group	2,447	2,791
Magnitogorsk Iron & Steel Works			Asia Paper Manufacturing Co., Ltd.(Æ)	5,070	110
OJSC(Æ)	11,224,800	2,111	BGF retail Co., Ltd.(Æ)	3,951	290
MMC Norilsk Nickel OJSC - ADR	466,000	7,672	BS Financial Group, Inc.	162,184	2,044
Mobile TeleSystems OJSC - ADR	195,900	1,540	China Great Star International, Ltd.(Æ)	587,623	1,565
Moscow Exchange MICEX-RTS OAO	2,231,635	2,249	CJ Korea Express Co., Ltd.(Æ)(Ñ)	19,175	3,340
NovaTek OAO - GDR	64,261	4,489	Cosmax, Inc.(Æ)	22,876	2,268
Novolipetsk Steel OJSC - GDR	138,756	1,813	Coway Co., Ltd.	39,796	3,183
PhosAgro OAO(Æ)	514,580	5,630	Daishin Media, Inc.(Æ)	40,388	338
Raspadskaya OAO(Æ)	297,534	130	DGB Financial Group, Inc.	434,057	4,201
Rosneft OAO - GDR(Æ)	509,444	1,655	DK UIL Co., Ltd.	14,028	179
Sberbank of Russia	4,167,368	3,711	E-Mart Co., Ltd.	6,338	1,202
Sberbank of Russia - ADR	495,148	1,827	Eo Technics Co Ltd(Æ)	2,068	242
Sberbank of Russia - ADR(Æ)	431,000	1,651	Halla Holdings Corp.(Æ)	40,136	2,331
Severstal PAO - GDR	431,700	3,935	Halla Visteon Climate Control Corp.(Æ)	81,772	3,457
			Hanil Cement Co., Ltd.(Æ)	1,397	211

			See accompanying notes which are an integral part of this quarterly report.
				Russell Emerging Markets Fund 103

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hankook Tire Co., Ltd.(Æ)	174,314	8,364	Taiwan - 9.4%
Hansae Co., Ltd.(Æ)	36,181	1,262	Advanced Semiconductor Engineering,
Hanssem Co., Ltd.(Æ)(Ñ)	12,877	1,819	Inc.	6,797,459	8,559
Harim Holdings Co., Ltd.(Æ)	69,743	318	Advanced Semiconductor Engineering,
Heung-A Shipping Co., Ltd.(Æ)	603,683	1,543	Inc. - ADR(Ñ)	983,653	6,502
Hyosung Corp.(Æ)	60,400	3,979	Advantech Co., Ltd.	637,115	4,765
Hyundai Development Co.-Engineering			Airtac International Group	195,000	1,693
& Construction(Æ)	77,122	3,021	Ardentec Corp.	158,000	134
Hyundai Motor Co.	75,272	11,565	Asustek Computer, Inc.	1,025,000	10,746
Industrial Bank of Korea(Æ)	185,473	2,180	AU Optronics Corp.(Æ)	6,036,000	3,278
JB Financial Group Co., Ltd.	186,960	995	Boardtek Electronics Corp.	100,000	139
KB Financial Group, Inc.	468,250	15,646	Catcher Technology Co., Ltd.	1,100,000	9,624
KB Financial Group, Inc. - ADR	156,600	5,285	Cathay Financial Holding Co., Ltd.	1,738,000	2,486
KCC Corp.	13,919	6,995	CTBC Financial Holding Co., Ltd.	490,000	311
KH Vatec Co., Ltd(Æ)	37,186	1,375	CviLux Corp.(Æ)	371,000	615
Kia Motors Corp.	88,870	3,721	Delta Electronics, Inc.	1,072,970	6,557
Korea Electric Power Corp. - ADR(Ñ)	243,000	4,695	Elitegroup Computer Systems Co., Ltd.
Korea Electric Power Corp.(Æ)	59,361	2,317	(Æ)	680,535	590
Korea Kolmar Co., Ltd.(Æ)	70,437	3,691	Epistar Corp.	2,436,000	4,320
KT Corp. - ADR	815,500	4,297	First Financial Holding Co., Ltd.	1,004,000	586
LG Display Co., Ltd. - ADR(Ñ)	363,500	5,885	Fubon Financial Holding Co., Ltd.	2,917,000	4,622
LG Display Co., Ltd.	72,440	2,365	Giant Manufacturing Co., Ltd.	345,043	3,000
LG Electronics, Inc. Class H	51,612	2,858	Global Mixed Mode Technology, Inc.	1,101,499	3,190
LG International Corp.	56,612	1,890	Gold Circuit Electronics, Ltd.(Æ)	1,751,000	1,227
Lotte Chilsung Beverage Co., Ltd.(Æ)	3,510	5,351	Hiwin Technologies Corp.	465,526	3,836
Lotte Confectionery Co., Ltd.(Æ)	2,343	4,000	Hon Hai Precision Industry Co., Ltd.	5,614,545	15,349
Meritz Securities Co., Ltd.(Æ)	581,497	2,035	Huaku Development Co., Ltd.(Æ)	437,000	801
NAVER Corp.	6,028	3,926	Innolux Corp.	6,443,000	3,120
POSCO - ADR	18,100	1,054	Inotera Memories, Inc.(Æ)	2,610,000	3,793
Samsung Electro-Mechanics Co., Ltd.	25,230	1,533	Inventec Corp.	3,234,000	2,401
Samsung Electronics Co., Ltd.	59,363	73,374	King Yuan Electronics Co., Ltd.	1,906,000	1,603
Samsung Electronics Co., Ltd. - GDR	44,421	26,306	King's Town Bank Co., Ltd.	945,000	999
Samsung Engineering Co., Ltd.(Æ)	39,805	1,372	Kinsus Interconnect Technology Corp.	1,742,000	5,584
Samsung Fire & Marine Insurance Co.,			Largan Precision Co., Ltd.	166,675	13,853
Ltd.	57,032	15,354	Lite-On Technology Corp.	2,003,436	2,467
Samsung Life Insurance Co., Ltd.	47,981	4,913	MediaTek, Inc.	1,715,022	26,186
SeAH Besteel Corp.(Æ)	4,229	123	Mega Financial Holding Co., Ltd.	7,179,913	7,359
Shinhan Financial Group Co., Ltd.	586,203	23,974	Nanya Technology Corp.(Æ)	160,000	385
Shinsegae Co., Ltd.	11,946	1,752	Novatek Microelectronics Corp.	727,000	4,038
SK Holdings Co., Ltd.	19,381	3,012	Pegatron Corp.	1,534,000	4,121
SK Hynix, Inc.	526,445	22,699	President Chain Store Corp.	437,000	3,353
SK Telecom Co., Ltd. - ADR(Ñ)	510,700	14,683	Richtek Technology Corp.	51,706	262
SK Telecom Co., Ltd.	26,000	6,808	Sitronix Technology Corp.	54,000	177
Sungwoo Hitech Co., Ltd.	175,645	1,939	Taishin Financial Holding Co., Ltd.	3,628,000	1,483
Tongyang Life Insurance(Æ)	11,380	114	Taiwan PCB Techvest Co., Ltd.(Æ)	335,000	536
Tovis Co., Ltd.(Æ)	142,274	2,547	Taiwan Semiconductor Manufacturing
Woori Investment & Securities Co., Ltd.			Co., Ltd.	7,548,133	33,516
(Æ)	57,500	578	Taiwan Semiconductor Manufacturing
Zeus Co., Ltd.(Æ)	349	5	Co., Ltd. - ADR	1,778,700	40,394
		349,614	Tripod Technology Corp.	1,527,884	3,308
			TSRC Corp.	1,845,308	2,190
Spain - 0.1%			Unimicron Technology Corp.	1,202,000	827
Banco Santander SA - ADR	152,400	2,902	United Microelectronics Corp.(Æ)	6,188,000	3,013
			Wan Hai Lines, Ltd.	1,641,000	1,724
Switzerland - 0.3%			Yuanta Financial Holding Co., Ltd.	8,831,150	4,239
Coca-Cola HBC AG - ADR(Æ)	268,014	4,314			263,861
Dufry AG(Æ)(Ñ)	33,480	4,928
		9,242	Thailand - 3.4%
			Airports of Thailand PCL	1,370,446	13,530
			Bangkok Bank PCL	1,699,100	9,923
See accompanying notes which are an integral part of this quarterly report.
104 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BEC World PCL	1,737,101	2,728	Turkiye Sise ve Cam Fabrikalari AS	470,567	736
Big C Supercenter PCL	376,700	2,760	Ulker Biskuvi Sanayi AS	146,795	1,162
Central Pattana PCL	3,419,523	4,661	Vestel Elektronik Sanayi ve Ticaret
Charoen Pokphand Foods PCL	2,673,400	2,059	AS(Æ)	974,416	2,393
Delta Electronics Thailand PCL	585,200	1,325	Yapi ve Kredi Bankasi AS	451,442	936
GFPT PCL	1,791,100	855			85,801
Hana Microelectronics PCL	383,200	470
Jasmine International PCL	13,599,517	3,438	United Arab Emirates - 0.2%
Kasikornbank PCL	980,939	6,625	Air Arabia PJSC	2,879,050	1,298
KCE Electronics PCL	1,349,800	1,943	Dubai Islamic Bank(Æ)	493,727	872
Krung Thai Bank PCL	2,922,000	2,015	Emaar Properties PJSC	1,245,663	2,256
Pruksa Real Estate PCL	6,317,930	6,206	First Gulf Bank PJSC	239,470	1,106
PTT PCL	518,100	5,467			5,532
Raimon Land PLC(Æ)	3,833,000	240
Robinson Department Store PCL	647,700	884	United Kingdom - 2.0%
SEAFCO PCL	471,900	173	Anglo American PLC	811,448	13,628
Siam Cement PCL (The)	166,500	2,519	Anglo American PLC - ADR	123,400	1,035
Siam Commercial Bank PCL (The)	1,373,801	7,500	Bank of Georgia Holdings PLC	180,517	5,513
Srisawad Power 1979 PCL(Æ)	1,480,400	1,465	Gentera SAB de CV(Æ)	1,342,996	2,537
Thai Beverage PCL	8,436,890	4,481	Hikma Pharmaceuticals PLC	193,303	6,851
Thai Oil PCL	1,837,415	2,872	HSBC Bank PLC	59,096	872
Thai Union Frozen Products PCL(Æ)	5,945,864	3,955	SABMiller PLC - ADR	400,591	21,724
Thai Union Frozen Products PCL	2,446,000	1,627	Tullow Oil PLC	859,182	4,709
Tisco Financial Group PCL	2,154,247	3,056			56,869

TMB Bank PCL	22,108,705	2,089	United States - 1.1%
		94,866	Cognizant Technology Solutions Corp.

Turkey - 3.1%			Class A(Æ)	104,055	5,632
Akbank TAS	427,940	1,563	ePlus, Inc.(Æ)	14,856,000	10,862
Akfen Holding AS	138,748	286	First Cash Financial Services, Inc.(Æ)	25,443	1,265
Anadolu Efes Biracilik Ve Malt Sanayii			Maginet Corp.(Æ)	99,521	3,802
AS(Æ)	292,930	2,574	Sohu.com, Inc.(Æ)	95,100	5,339
Arcelik AS	1,074,979	6,842	Sun American Bancorp(Æ)	967,565	2,950
Coca-Cola Icecek AS	242,962	4,904	X5 Retail Group NV - GDR(Æ)	104,065	1,101
Emlak Konut Gayrimenkul Yatirim					30,951

Ortakligi AS(ö)	2,203,698	2,884	Virgin Islands, British - 0.2%
Enka Insaat ve Sanayi AS	1,055,219	2,139	Arcos Dorados Holdings, Inc. Class A(Ñ)	288,800	1,603
Eregli Demir ve Celik Fabrikalari TAS	264,263	475	Tianhe Chemicals Group Limited(Æ)(Ñ)	25,778,000	3,725
Ford Otomotiv Sanayi AS	172,292	2,394			5,328
GSD Holding AS(Æ)	1,793,162	1,112
Gubre Fabrikalari TAS	427,009	973	Zimbabwe - 0.0%
Kardemir Karabuk Demir Celik Sanayi			Delta Corp., Ltd.	496,450	552
ve Ticaret AS Class D(Æ)	2,512,312	2,060
Koza Altin Isletmeleri AS	281,979	2,235	Total Common Stocks
Koza Anadolu Metal Madencilik			(cost $2,466,661)		2,571,157
Isletmeleri AS(Æ)	1,518,604	1,054
Pegasus Hava Tasimaciligi AS(Æ)	179,144	2,223	Investments in Other Funds - 1.2%
TAV Havalimanlari Holding AS	391,206	2,926	Luxembourg - 0.5%
Tekfen Holding AS(Æ)	200,379	470	SHS Genesis Smaller Co.	113,394	13,595
Torunlar Gayrimenkul Yatirim Ortakligi
AS(ö)	260,764	425	United Kingdom - 0.7%
Trakya Cam Sanayii AS	1,221,133	1,796	Genesis Indian Investment Co., Ltd.	135,654	20,583
Tupras Turkiye Petrol Rafinerileri AS	135,220	2,933	Total Investments in Other Funds
Turk Hava Yollari(Æ)	1,736,801	6,642	(cost $3,994)		34,178
Turkcell Iletisim Hizmetleri AS(Æ)	716,520	4,124
Turkcell Iletisim Hizmetleri AS			Preferred Stocks - 1.3%
- ADR(Æ)	274,091	3,958	Brazil - 0.8%
Turkiye Garanti Bankasi AS	2,885,951	12,171	Banco Bradesco SA(Æ)	129,300	1,625
Turkiye Halk Bankasi AS	1,772,742	11,411

			See accompanying notes which are an integral part of this quarterly report.
				Russell Emerging Markets Fund 105

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Banco do Estado do Rio Grande do Sul				Curacao - 0.0%
SA(Æ)	197,400	898		Emaar Properties PJSC(Æ)
Cia Brasileira de Distribuicao	79,300	2,633		2015 Warrants	191,215		349
Cia de Transmissao de Energia Eletrica
Paulista	9,800	143		Germany - 0.2%
Cia Energetica de Sao Paulo	251,600	2,209		Almarai Co.(Æ)(Þ)
Gerdau SA	43,640	148		2016 Warrants	21,868		488
Investimentos Itau SA	2,154,835	7,340		Commercial Bank of Qatar QSC (The)(Æ)
Itau Unibanco Holding SA	90,100	1,105		2017 Warrants	259,279		4,835
Lojas Americanas SA	477,896	2,770					5,323
Metalurgica Gerdau SA Class A	483,200	1,772
Suzano Papel e Celulose SA Class A	61,200	248		Netherlands - 0.1%
Telefonica Brasil SA	36,410	676		Grasim Industries, Ltd.(Æ)
		21,567		2017 Warrants	49,644		3,096

Chile - 0.0%				Nigeria - 0.0%
Embotelladora Andina SA	73,915	208		United Bank for Africa PLC(Æ)
Embotelladora Andina SA Class A	24,883	59		2015 Rights	2,348,215		—

		267		Total Warrants & Rights
Colombia - 0.0%				(cost $7,156)			8,768
Bancolombia SA	16,965	201
			Short	-Term Investments - 3.9%
Russia - 0.1%				United States - 3.9%
Sberbank of Russia	488,300	307		Russell U.S. Cash Management Fund	103,278,555	(8)	103,279
Surgutneftegas OAO	4,413,900	2,658		United States Treasury Bills
		2,965		0.076% due 06/18/15 (§)	5,001		5,000
							108,279
South Korea - 0.4%				Total Short-Term Investments
Hyundai Motor Co.	18,495	1,961
Samsung Electronics Co., Ltd.	10,197	9,880		(cost $108,278)			108,279
		11,841
				Other Securities - 5.4%
Total Preferred Stocks				Russell U.S. Cash Collateral Fund(×)	152,239,547	(8)	152,240
(cost $36,562)		36,841		Total Other Securities
				(cost $152,240)			152,240

Certificates of Participation - 1.0%
China - 0.0%				Total Investments 104.8%
JPMorgan Structured Products BV				(identified cost $2,791,334)			2,938,662
Zero coupon due 08/14/17	48	8
				Other Assets and Liabilities, Net
Netherlands - 0.6%			-	(4.8%)			(134,257)
JPMorgan Structured Products BV
Zero coupon due 02/16/17 (Æ)	767	3,599		Net Assets - 100.0%			2,804,405
Series 0001
Zero coupon due 05/16/17	251	4,165
Zero coupon due 08/14/17 (Æ)	577	3,987
Zero coupon due 07/02/18	19	1,023
Series 0002
Zero coupon due 07/02/18	340	2,536
		15,310
United Kingdom - 0.4%
HSBC Bank PLC
Zero coupon due 05/04/15	114	5,821
Zero coupon due 09/12/16	74	4,034
Zero coupon due 07/31/17	91	2,026
		11,881
Total Certificates of Participation
(cost $16,443)		27,199

Warrants & Rights - 0.3%

See accompanying notes which are an integral part of this quarterly report.

106 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.3%
Anhui Conch Cement Co., Ltd.		06/01/06	HKD		707,670	3.82	2,703	2,377
Bank Tabungan Pensiunan Nasional Tbk PT		06/27/13	IDR		492,300	0.39	193	155
China Forestry Holdings Co., Ltd.		07/26/10	HKD		871,100	0.43	372	—
China Metal Recycling Holdings, Ltd.		11/16/12	HKD		335,400	—	339	—
China South Locomotive and Rolling Stock Corp.		07/18/14	HKD		3,662,175	0.91	3,338	4,455
Corp. Moctezuma SAB de CV		03/01/06	MXN		284,063	1.91	541	853
Guaranty Trust Bank PLC		07/20/07	NGN		129,606	5.02	651	687
Hua Hong Semiconductor, Ltd.		01/27/15	HKD		552,000	1.20	661	639
Kaisa Group Holdings, Ltd.		09/04/14	HKD		3,280,000	0.38	1,261	127
Real Gold Mining, Ltd.		04/26/10	HKD		463,232	1.60	741	—
								9,293
For a description of restricted securities see note 8 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of			Notional	Expiration	(Depreciation)
		Contracts			Amount	Date		$
Long Positions
BIST 30 Index Futures			580	TRY	6,421	02/15		123
FTSE JSE TOP 40 Index Futures			209	ZAR	94,510	03/15		514
Hang Seng Index Futures			110	HKD	134,942	02/15		(188)
H-Shares Index Futures			222	HKD	130,625	02/15		(506)
KOSPI 200 Index Futures			173	KRW 21,728,800		03/15		3
Mexican Bolsa Index Futures			221	MXN	90,389	03/15		(25)
MSCI Taiwan Index Futures			528	USD	18,369	02/15		(240)
SGX CNX NIFTY Futures			719	USD	12,768	02/15		(82)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(401)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	1,127		BRL	3,000	02/03/15		(9)
Bank of America	USD	4,196		BRL	11,170	02/03/15		(33)
Bank of America	USD	2,951		BRL	8,000	03/03/15		7
Bank of America	USD	4,259		BRL	11,170	03/03/15		(129)
Bank of America	USD	1,290		HKD	10,000	03/18/15		—
Bank of America	USD	16,621		HKD	128,860	03/18/15		—
Bank of America	USD	1,599		INR	100,000	03/18/15		1
Bank of America	USD	1,356	KRW		1,500,000	03/18/15		14
Bank of America	USD	6,010	KRW		6,735,000	03/18/15		138
Bank of America	USD	665	MXN		10,000	03/18/15		1
Bank of America	USD	405		TRY	1,000	03/18/15		—
Bank of America	USD	428		TRY	1,000	03/18/15		(23)
Bank of America	USD	439		TRY	1,000	03/18/15		(34)
Bank of America	USD	581		TRY	1,325	03/18/15		(45)
Bank of America	USD	2,979		TRY	6,800	03/18/15		(226)
Bank of America	USD	1,023		ZAR	12,000	03/18/15		1
Bank of America	USD	6,423		ZAR	73,312	03/18/15		(170)
Bank of America	BRL	3,000		USD	1,104	02/03/15		(14)
Bank of America	BRL	11,170		USD	4,291	02/03/15		128
Bank of America	HKD	20,000		USD	2,578	03/18/15		(1)
Bank of America	HKD	20,000		USD	2,578	03/18/15		(1)

		See accompanying notes which are an integral part of this quarterly report.
						Russell Emerging Markets Fund 107

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	INR	30,000	USD	465	03/18/15	(15)
Bank of America	INR	80,000	USD	1,253	03/18/15	(27)
Bank of America	INR	100,000	USD	1,563	03/18/15	(38)
Bank of America	INR	200,000	USD	3,102	03/18/15	(98)
Bank of America	KRW	1,000,000	USD	900	03/18/15	(12)
Bank of America	KRW	2,000,000	USD	1,801	03/18/15	(25)
Bank of America	KRW	2,000,000	USD	1,812	03/18/15	(14)
Bank of America	KRW	3,000,000	USD	2,719	03/18/15	(20)
Bank of America	MXN	10,000	USD	671	03/18/15	5
Bank of America	MXN	12,000	USD	822	03/18/15	24
Bank of America	TRY	1,000	USD	420	03/18/15	15
Bank of America	TRY	2,000	USD	861	03/18/15	51
Bank of America	ZAR	10,000	USD	856	03/18/15	3
Bank of America	ZAR	20,000	USD	1,686	03/18/15	(19)
Barclays	USD	18,564	CNY	114,626	03/18/15	(316)
Barclays	USD	4,229	MXN	60,900	03/18/15	(177)
Barclays	USD	3,232	MYR	11,563	03/18/15	(56)
Barclays	HUF	730,705	USD	2,922	03/18/15	268
Barclays	KRW	2,001,822	USD	1,803	03/18/15	(24)
Barclays	MXN	46,116	USD	3,133	03/18/15	65
Barclays	RUB	121,867	USD	1,740	02/27/15	(6)
BNP Paribas	USD	11,693	KRW	12,851,983	03/18/15	39
BNP Paribas	USD	9,819	MYR	34,553	03/18/15	(329)
BNP Paribas	CNY	27,244	USD	4,417	03/18/15	80
BNP Paribas	CNY	38,408	USD	6,197	03/18/15	82
Citigroup	USD	1,282	CZK	30,768	03/18/15	(29)
Deutsche Bank	USD	7,448	INR	467,000	03/18/15	25
Deutsche Bank	USD	4,115	MXN	58,456	03/18/15	(226)
Goldman Sachs	USD	4,196	BRL	11,170	02/03/15	(33)
Goldman Sachs	USD	4,263	BRL	11,170	03/03/15	(132)
Goldman Sachs	USD	1,602	TWD	51,206	03/18/15	23
Goldman Sachs	USD	1,849	TWD	57,556	03/18/15	(22)
Goldman Sachs	USD	12,909	ZAR	151,609	03/18/15	21
Goldman Sachs	BRL	11,170	USD	4,294	02/03/15	131
Goldman Sachs	CNY	34,215	USD	5,536	03/18/15	89
Goldman Sachs	CNY	85,706	USD	13,863	03/18/15	219
Goldman Sachs	KRW	10,850,161	USD	9,700	03/18/15	(204)
Goldman Sachs	RUB	329,981	USD	4,985	02/10/15	216
Goldman Sachs	TWD	149,900	USD	4,908	03/18/15	151
JPMorgan Chase	MXN	16,000	USD	1,092	03/18/15	27
JPMorgan Chase	TRY	1,000	USD	420	03/18/15	15
Royal Bank of Canada	USD	4,648	BRL	12,670	02/03/15	74
Royal Bank of Canada	BRL	12,670	USD	4,759	02/03/15	37
Royal Bank of Scotland	USD	5,311	CLP	3,276,628	03/18/15	(162)
Royal Bank of Scotland	USD	3,870	COP	8,234,354	03/18/15	(510)
Royal Bank of Scotland	USD	1,482	HUF	364,447	03/18/15	(159)
Royal Bank of Scotland	USD	1,110	PEN	3,345	03/18/15	(24)
Royal Bank of Scotland	USD	5,905	PHP	266,005	03/18/15	117
Royal Bank of Scotland	USD	1,347	ZAR	15,538	03/18/15	(21)
Royal Bank of Scotland	COP	8,234,354	USD	3,408	03/18/15	47
Royal Bank of Scotland	INR	202,966	USD	3,236	03/18/15	(11)
Standard Chartered	USD	16,622	HKD	128,860	03/18/15	(1)
Standard Chartered	USD	3,012	IDR	38,223,342	03/18/15	(17)
Standard Chartered	USD	4,158	IDR	52,429,541	03/18/15	(49)
Standard Chartered	USD	1,297	TWD	41,138	03/18/15	9
Standard Chartered	USD	4,683	ZAR	53,725	03/18/15	(101)
Standard Chartered	CNY	22,124	USD	3,577	03/18/15	55
Standard Chartered	INR	667,198	USD	10,555	03/18/15	(120)
Standard Chartered	PHP	103,750	USD	2,312	03/18/15	(37)
Standard Chartered	PHP	162,255	USD	3,600	03/18/15	(73)
Standard Chartered	ZAR	116,068	USD	9,936	03/18/15	36
State Street	USD	15	BRL	39	02/02/15	(1)

See accompanying notes which are an integral part of this quarterly report.

108 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	23	BRL	60	02/02/15	(1)
State Street	USD	10	BRL	26	02/03/15	—
State Street	USD	33	BRL	90	02/03/15	—
State Street	USD	379	BRL	1,007	02/03/15	(4)
State Street	USD	4,644	BRL	12,670	02/03/15	78
State Street	USD	217	HKD	1,679	02/02/15	—
State Street	USD	394	HKD	3,052	02/02/15	—
State Street	USD	432	HKD	3,346	02/02/15	—
State Street	USD	213	HKD	1,650	02/03/15	—
State Street	USD	332	HKD	2,575	02/03/15	—
State Street	USD	3,868	HKD	30,000	03/18/15	1
State Street	USD	3,869	HKD	30,000	03/18/15	—
State Street	USD	1,466	HUF	366,258	03/18/15	(136)
State Street	USD	100	IDR	1,251,334	02/02/15	(1)
State Street	USD	112	IDR	1,411,639	02/03/15	(1)
State Street	USD	2,725	INR	170,000	03/18/15	(5)
State Street	USD	329	KRW	359,609	02/02/15	—
State Street	USD	4,643	KRW	5,000,000	03/18/15	(78)
State Street	USD	121	MXN	1,784	02/03/15	(2)
State Street	USD	30	MXN	446	02/04/15	—
State Street	USD	321	MXN	4,813	02/04/15	—
State Street	USD	64	MXN	954	02/05/15	—
State Street	USD	1,360	MXN	20,000	03/18/15	(29)
State Street	USD	4,114	MXN	58,456	03/18/15	(224)
State Street	USD	122	MYR	443	02/04/15	—
State Street	USD	157	PLN	583	02/02/15	—
State Street	USD	1	THB	37	02/02/15	—
State Street	USD	19	THB	629	02/02/15	—
State Street	USD	144	THB	4,695	02/02/15	(1)
State Street	USD	326	THB	10,614	02/02/15	(1)
State Street	USD	1	THB	20	02/03/15	—
State Street	USD	2	THB	80	02/03/15	—
State Street	USD	142	THB	4,667	02/03/15	—
State Street	USD	2,573	ZAR	30,000	03/18/15	(15)
State Street	BRL	11	USD	4	02/02/15	—
State Street	BRL	72	USD	28	02/02/15	1
State Street	BRL	210	USD	78	02/03/15	—
State Street	BRL	12,670	USD	4,759	02/03/15	37
State Street	CZK	157,010	USD	7,005	03/18/15	611
State Street	HKD	5,000	USD	644	03/18/15	—
State Street	HKD	10,000	USD	1,289	03/18/15	(1)
State Street	HKD	20,000	USD	2,579	03/18/15	(1)
State Street	MXN	118	USD	8	02/03/15	—
State Street	MXN	154	USD	10	02/03/15	—
State Street	MXN	255	USD	17	02/03/15	—
State Street	MXN	3,000	USD	204	03/18/15	4
State Street	MXN	3,000	USD	202	03/18/15	3
State Street	MYR	80	USD	22	02/04/15	—
State Street	MYR	36	USD	10	02/05/15	—
State Street	THB	6,787	USD	207	02/03/15	—
State Street	ZAR	959	USD	83	02/02/15	—
State Street	ZAR	6,382	USD	557	02/02/15	9
State Street	ZAR	886	USD	77	02/03/15	1
State Street	ZAR	25,000	USD	2,150	03/18/15	18
UBS	USD	7,438	INR	467,000	03/18/15	35
UBS	USD	6,017	KRW	6,735,000	03/18/15	131
UBS	USD	5,383	MXN	73,531	03/18/15	(491)
UBS	USD	6,415	ZAR	73,312	03/18/15	(162)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,803)

		See accompanying notes which are an integral part of this quarterly report.

					Russell Emerging Markets Fund 109

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Index Swap Contracts (*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Bovespa Index Futures	Goldman Sachs	BRL	34,237	02/18/15	(466)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					(466)

(*)	Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the total return of underlying security at termination.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Argentina	$2,436	$—			$—		$2,436
Austria	—	1,442			—		1,442
Bermuda	14,590	37,359			—		51,949
Brazil	213,125	—			—		213,125
Canada	5,191	—			—		5,191
Cayman Islands	68,666	103,247			5,457		177,370
Chile	6,860	—			—		6,860
China	8,225	244,373			1,154		253,752
Colombia	8,267	513			—		8,780
Cyprus	336	184			—		520
Czech Republic	—	8,774			—		8,774
Egypt	—	2,694			—		2,694
Germany	—	12,973			—		12,973
Greece	—	792			—		792
Hong Kong	24,634	103,272			—		127,906
Hungary	—	11,526			—		11,526
India	61,494	204,516			—		266,010
Indonesia	—	53,187			—		53,187
Ireland	—	2,604			—		2,604
Israel	9,951	2,109			—		12,060
Jersey	—	4,729			—		4,729
Kazakhstan	1,858	—			—		1,858
Luxembourg	6,298	3,145			—		9,443
Malaysia	—	24,519			—		24,519
Mexico	96,238	—			—		96,238
Morocco	—	312			—		312
Netherlands	5,207	4,861			—		10,068
Nigeria	10,199	1,249			—		11,448
Pakistan	—	3,668			—		3,668
Panama	2,121	—			—		2,121
Philippines	—	23,145			—		23,145
Poland	—	15,330			—		15,330
Qatar	—	3,593			—		3,593
Russia	51,200	46,358			—		97,558
Singapore	—	5,011			—		5,011
South Africa	6,870	129,777			—		136,647
South Korea	40,570	309,044			—		349,614
Spain	2,902	—			—		2,902
Switzerland	—	9,242			—		9,242
Taiwan	47,367	216,494			—		263,861
Thailand	—	94,866			—		94,866
Turkey	3,958	81,843			—		85,801
United Arab Emirates	—	5,532			—		5,532
United Kingdom	3,572	53,297			—		56,869
United States	16,038	14,913			—		30,951

See accompanying notes which are an integral part of this quarterly report.

110 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Virgin Islands, British	1,603	3,725		—		5,328
Zimbabwe	552	—		—		552
Investments in Other Funds	13,595	20,583		—		34,178
Preferred Stocks	22,035	14,806		—		36,841
Certificates of Participation	8	27,191		—		27,199
Warrants & Rights	—	8,768		—		8,768
Short-Term Investments	—	108,279		—		108,279
Other Securities	—	152,240		—		152,240
Total Investments	755,966	2,176,085		6,611		2,938,662

Other Financial Instruments
Futures Contracts	(401)	—		—		(401)
Foreign Currency Exchange Contracts	38	(1,841)		—		(1,803)
Index Swap Contracts	—	(466)		—		(466)
Total Other Financial Instruments*	$(363)	$(2,307)		$—		$(2,670)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 111

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.6%			Colgate-Palmolive Co.	109,856	7,418
Consumer Discretionary - 12.3%			Constellation Brands, Inc. Class A(Æ)	18,440	2,037
21st Century Fox, Inc.(Æ)	63,700	2,112	CVS Health Corp.	196,844	19,322
Amazon.com, Inc.(Æ)	34,054	12,073	Dr Pepper Snapple Group, Inc.	17,480	1,351
AutoZone, Inc.(Æ)	2,200	1,313	General Mills, Inc.	19,076	1,001
CBS Corp. Class B	24,143	1,323	Hershey Co. (The)	55,654	5,688
Charter Communications, Inc. Class A(Æ)	5,690	860	Kellogg Co.	6,702	440
Comcast Corp. Class A(Æ)	286,401	15,174	Kimberly-Clark Corp.	16,240	1,753
Costco Wholesale Corp.	16,740	2,394	Kraft Foods Group, Inc.(Æ)	13,302	869
CST Brands, Inc.	3,500	151	Kroger Co. (The)	14,200	981
DIRECTV(Æ)	371	32	Lorillard, Inc.	701	46
DISH Network Corp. Class A(Æ)	16,010	1,126	Molson Coors Brewing Co. Class B	12,040	914
Dollar General Corp.(Æ)	8,600	577	Mondelez International, Inc. Class A	401,468	14,148
Dollar Tree, Inc.(Æ)	5,970	424	PepsiCo, Inc.	79,224	7,430
eBay, Inc.(Æ)	5,789	307	Philip Morris International, Inc.	106,585	8,552
Estee Lauder Cos., Inc. (The) Class A	10,961	774	Procter & Gamble Co. (The)	155,002	13,065
Expedia, Inc.	5,900	507	Reynolds American, Inc.	15,454	1,050
Ford Motor Co.	524,410	7,714	Sysco Corp.	6,717	263
Gap, Inc. (The)	64,400	2,653	Walgreens Co.	11,531	850
GateHouse Media, Inc.(Æ)	160,658	7,324	Whole Foods Market, Inc.	126,540	6,592
General Motors Co.	76,243	2,487			109,632
Harman International Industries, Inc.	10,410	1,349
Home Depot, Inc.	48,186	5,032	Energy - 6.6%
Interpublic Group of Cos., Inc. (The)	14,867	296	Anadarko Petroleum Corp.	22,116	1,808
Johnson Controls, Inc.	25,638	1,191	Baker Hughes, Inc.	29,129	1,689
Lennar Corp. Class A	67,300	3,022	BP PLC - ADR	61,800	2,400
Lowe's Cos., Inc.	173,617	11,764	Cheniere Energy, Inc.(Æ)	5,800	414
Macy's, Inc.	12,300	786	Chevron Corp.	99,712	10,223
Mattel, Inc.	28,900	777	ConocoPhillips	76,028	4,788
McDonald's Corp.	5,663	524	Core Laboratories NV	53,876	4,997
Nike, Inc. Class B	1,253	116	Devon Energy Corp.	1,374	83
Norwegian Cruise Line Holdings, Ltd.(Æ)	23,700	1,037	EOG Resources, Inc.	25,044	2,230
O'Reilly Automotive, Inc.(Æ)	20,764	3,890	Exxon Mobil Corp.	159,872	13,976
Outfront Media, Inc.(ö)	190	5	Halliburton Co.	180,213	7,207
Priceline Group, Inc. (The)(Æ)	7,237	7,306	Hess Corp.	1,562	105
PulteGroup, Inc.	44,100	908	Kinder Morgan, Inc.	14,345	589
Ralph Lauren Corp. Class A	4,100	684	Marathon Oil Corp.	1,101	29
Ross Stores, Inc.	9,400	862	Marathon Petroleum Corp.	15,525	1,437
Royal Caribbean Cruises, Ltd.	13,290	1,004	National Oilwell Varco, Inc.	4,151	226
Starbucks Corp.	139,535	12,214	NOW, Inc.(Æ)	542	13
Target Corp.	75,232	5,538	Occidental Petroleum Corp.	76,358	6,109
Time Warner Cable, Inc.	9,913	1,349	Phillips 66(Æ)	56,282	3,958
Time Warner, Inc.	70,462	5,491	Pioneer Natural Resources Co.	4,484	675
TJX Cos., Inc.	123,507	8,144	Schlumberger, Ltd.	207,279	17,078
TRW Automotive Holdings Corp.(Æ)	5,140	530	Southwestern Energy Co.(Æ)	12,200	302
VF Corp.	35,920	2,492	Spectra Energy Corp.	4,618	154
Viacom, Inc. Class B	16,438	1,059	Valero Energy Corp.	21,078	1,115
Wal-Mart Stores, Inc.	82,191	6,985	Weatherford International PLC(Æ)	400,750	4,140
Walt Disney Co. (The)	99,910	9,088	Williams Cos., Inc. (The)	13,945	612
Wyndham Worldwide Corp.	77,201	6,469			86,357
Yum! Brands, Inc.	5,820	421
		159,658	Financial Services - 18.5%
			ACE, Ltd.	96,631	10,432
Consumer Staples - 8.4%			Alliance Data Systems Corp.(Æ)	2,300	664
Altria Group, Inc.	91,655	4,867	American Express Co.	169,863	13,706
Anheuser-Busch InBev NV - ADR	24,092	2,941	American International Group, Inc.	219,398	10,722
Archer-Daniels-Midland Co.	37,797	1,763	American Tower Corp. Class A(ö)	113,696	11,023
Coca-Cola Co. (The)	144,433	5,946	Ameriprise Financial, Inc.	15,700	1,962
Coca-Cola Enterprises, Inc.	8,200	345	Aon PLC	69,913	6,296

See accompanying notes which are an integral part of this quarterly report.
112 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
AvalonBay Communities, Inc.(ö)	7,200	1,246	Boston Scientific Corp.(Æ)	124,350	1,842
Axis Capital Holdings, Ltd.	7,100	361	Bristol-Myers Squibb Co.	84,335	5,083
Bank of America Corp.	785,445	11,899	Cardinal Health, Inc.	54,500	4,534
Bank of New York Mellon Corp. (The)	310	11	CareFusion Corp.(Æ)	10,530	624
BB&T Corp.	22,590	797	Celgene Corp.(Æ)	41,668	4,965
Berkshire Hathaway, Inc. Class B(Æ)	96,419	13,876	Cerner Corp.(Æ)	99,683	6,614
BlackRock, Inc. Class A	3,265	1,112	Eli Lilly & Co.	4,993	360
Boston Properties, Inc.(ö)	7,840	1,088	Express Scripts Holding Co.(Æ)	4,688	378
Brixmor Property Group, Inc.(ö)	21,200	575	Gilead Sciences, Inc.(Æ)	7,643	801
Capital One Financial Corp.	125,139	9,161	Halyard Health, Inc.(Æ)	557	25
CDK Global Inc.(Æ)	996	45	Humana, Inc.	17,180	2,516
Charles Schwab Corp. (The)	51,930	1,349	Intuitive Surgical, Inc.(Æ)	104	51
Chubb Corp. (The)	821	80	Johnson & Johnson	187,671	18,793
Citigroup, Inc.	226,524	10,635	Mallinckrodt PLC(Æ)	143	15
Everest Re Group, Ltd.	900	154	McKesson Corp.	11,800	2,509
Extra Space Storage, Inc.(ö)	6,120	404	Medtronic PLC	112,644	8,043
Fidelity National Information Services, Inc.	16,700	1,043	Merck & Co., Inc.	177,533	10,702
Goldman Sachs Group, Inc. (The)	41,074	7,082	Mylan, Inc.(Æ)	2,000	106
Hartford Financial Services Group, Inc.	59,311	2,307	PerkinElmer, Inc.	2,100	96
Highwoods Properties, Inc.(ö)	8,040	378	Perrigo Co. PLC	29,052	4,408
Intercontinental Exchange, Inc.	38,545	7,930	Pfizer, Inc.	280,737	8,773
Invesco, Ltd.	39,700	1,458	Regeneron Pharmaceuticals, Inc.(Æ)	9,665	4,027
JPMorgan Chase & Co.	261,485	14,220	Sanofi - ADR	145,577	6,710
Kilroy Realty Corp.(ö)	9,100	675	St. Jude Medical, Inc.	62,971	4,148
Lincoln National Corp.	4,840	242	Stryker Corp.	18,925	1,723
Loews Corp.	109,400	4,186	Teva Pharmaceutical Industries, Ltd. - ADR	12,650	719
Markel Corp.(Æ)	9,476	6,475	Thermo Fisher Scientific, Inc.	55,986	7,010
MasterCard, Inc. Class A	18,270	1,499	UnitedHealth Group, Inc.	114,331	12,148
MetLife, Inc.	213,277	9,917	Vertex Pharmaceuticals, Inc.(Æ)	8,600	947
Morgan Stanley	88,932	3,007	Zoetis, Inc. Class A	13,700	585
PNC Financial Services Group, Inc. (The)	33,010	2,791			170,528
Prologis, Inc.(ö)	25,040	1,130
Prudential Financial, Inc.	9,144	694	Materials and Processing - 4.4%
Realogy Holdings Corp.(Æ)	189,693	8,821	Air Products & Chemicals, Inc.	43,971	6,403
Simon Property Group, Inc.(ö)	10,970	2,179	Alcoa, Inc.	100,290	1,570
State Street Corp.	196,468	14,049	Axiall Corp.	5,720	253
SunTrust Banks, Inc.	6,350	244	Ball Corp.	3,000	190
SVB Financial Group(Æ)	2,100	237	CF Industries Holdings, Inc.	1,700	519
TD Ameritrade Holding Corp.	6,600	214	CRH PLC - ADR	149,241	3,603
Thomson Reuters Corp.	3,730	143	Crown Holdings, Inc.(Æ)	16,700	740
Travelers Cos., Inc. (The)	657	68	Dow Chemical Co. (The)	131,300	5,929
Unum Group	8,350	259	Ecolab, Inc.	120,471	12,501
US Bancorp	11,931	500	EI du Pont de Nemours & Co.	33,306	2,372
Visa, Inc. Class A	73,998	18,863	Fastenal Co.	125,630	5,578
Wells Fargo & Co.	451,825	23,459	Freeport-McMoRan, Inc.	2,043	34
		241,668	Ingersoll-Rand PLC	8,027	533
			LyondellBasell Industries NV Class A	107	8
Health Care - 13.1%			Masco Corp.	34,250	851
Abbott Laboratories	72,784	3,258	Monsanto Co.	57,880	6,829
AbbVie, Inc.	96,897	5,848	PPG Industries, Inc.	2,130	475
Actavis PLC(Æ)	4,017	1,071	Praxair, Inc.	32,234	3,887
Aetna, Inc.	15,038	1,381	Precision Castparts Corp.	15,896	3,181
Alexion Pharmaceuticals, Inc.(Æ)	8,031	1,472	Rio Tinto PLC - ADR	33,200	1,465
Allergan, Inc.	42,803	9,385	Southern Copper Corp.	672	18
Amgen, Inc.	99,941	15,217	United States Steel Corp.	25,530	624
Anthem, Inc.	63,556	8,578			57,563
Baxter International, Inc.	1,296	91
Becton Dickinson and Co.	1,091	151	Producer Durables - 13.2%
Biogen Idec, Inc.(Æ)	12,389	4,821	3M Co.	6,975	1,132

			See accompanying notes which are an integral part of this quarterly report.
			Russell Tax-Managed U.S. Large Cap Fund 113

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
Amount ($) or		Value		Amount ($) or		Value
	Shares	$		Shares		$
Accenture PLC Class A	28,022	2,355	Freescale Semiconductor, Ltd.(Æ)	7,400		238
American Airlines Group, Inc.	4,608	226	Google, Inc. Class C(Æ)	37,679		20,161
Automatic Data Processing, Inc.	92,888	7,666	Hewlett-Packard Co.	41,886		1,513
B/E Aerospace, Inc.	93,237	5,438	Intel Corp.	82,350		2,721
Boeing Co. (The)	5,308	772	International Business Machines Corp.	10,484		1,607
Canadian Pacific Railway, Ltd.	7,500	1,310	Intuit, Inc.	54,247		4,710
Caterpillar, Inc.	3,058	245	KLA-Tencor Corp.	11,520		708
CSX Corp.	95,131	3,168	Lam Research Corp.	27,130		2,074
Cummins, Inc.	702	98	LinkedIn Corp. Class A(Æ)	13,774		3,096
Danaher Corp.	4,171	344	Micron Technology, Inc.(Æ)	3,148		92
Deere & Co.	6,351	541	Microsoft Corp.	446,458		18,037
Delta Air Lines, Inc.	234,190	11,079	Oracle Corp.	347,824		14,570
Eaton Corp. PLC	31,202	1,969	QUALCOMM, Inc.	178,067		11,122
Emerson Electric Co.	46,392	2,642	Red Hat, Inc.(Æ)	58,857		3,755
FedEx Corp.	2,119	358	Salesforce.com, Inc.(Æ)	83,338		4,704
Fluor Corp.	22,570	1,209	SanDisk Corp.	8,730		663
General Dynamics Corp.	28,167	3,752	SAP SE - ADR	87,337		5,708
General Electric Co.	418,602	10,000	Texas Instruments, Inc.	2,064		110
Honeywell International, Inc.	267,214	26,123	Twitter, Inc.(Æ)	2,959		111
Illinois Tool Works, Inc.	72,862	6,783	VMware, Inc. Class A(Æ)	84		7
KLX, Inc.(Æ)	1,069	42	Xilinx, Inc.	5,800		224
L-3 Communications Holdings, Inc.	10,200	1,256	Yahoo!, Inc.(Æ)	2,748		121
Lockheed Martin Corp.	1,729	326				163,912
Mettler-Toledo International, Inc.(Æ)	26,175	7,956
Norfolk Southern Corp.	32,663	3,331	Utilities - 4.5%
Northrop Grumman Corp.	1,327	208	American Electric Power Co., Inc.	11,179		702
PACCAR, Inc.	58,867	3,538	AT&T, Inc.	259,344		8,538
Parker-Hannifin Corp.	800	93	Calpine Corp.(Æ)	318,567		6,652
Pentair PLC	11,710	724	CenterPoint Energy, Inc.	47,400		1,094
Raytheon Co.	48,139	4,816	CenturyLink, Inc.	17,337		644
Sensata Technologies Holding NV(Æ)	218,229	10,763	CMS Energy Corp.	27,650		1,043
Southwest Airlines Co.	124,800	5,638	Dominion Resources, Inc.	34,814		2,677
SPX Corp.	6,700	560	Duke Energy Corp.	18,671		1,627
Stanley Black & Decker, Inc.	37,100	3,474	Edison International	26,200		1,786
TransDigm Group, Inc.	33,755	6,938	Entergy Corp.	49,700		4,349
Tyco International PLC	121,357	4,953	Exelon Corp.	57,052		2,056
Union Pacific Corp.	113,717	13,329	NextEra Energy, Inc.	36,499		3,987
United Continental Holdings, Inc.(Æ)	14,980	1,039	NiSource, Inc.	32,200		1,393
United Parcel Service, Inc. Class B	5,737	567	PG&E Corp.	11,769		692
United Technologies Corp.	121,860	13,987	PPL Corp.	23,800		845
Waste Management, Inc.	4,229	217	Sempra Energy	14,900		1,668
WW Grainger, Inc.	2,870	677	Southern Co.	24,974		1,267
		171,642	Sprint Corp.(Æ)	26,624		115
			T-Mobile US, Inc.(Æ)	6,707		202
Technology - 12.6%			Verizon Communications, Inc.	378,625		17,307
Adobe Systems, Inc.(Æ)	111,139	7,794	Windstream Holdings, Inc.	4,079		32
Analog Devices, Inc.	96,305	5,018				58,676
Apple, Inc.	184,287	21,591
Applied Materials, Inc.	28,900	660	Total Common Stocks
Avago Technologies, Ltd. Class A	30,330	3,120	(cost $968,736)			1,219,636
Broadcom Corp. Class A	36,440	1,546
Cisco Systems, Inc.	238,243	6,281	Short-Term Investments - 5.9%
Citrix Systems, Inc.(Æ)	7,930	470	Russell U.S. Cash Management Fund	74,582,755	(8)	74,583
Cognizant Technology Solutions Corp. Class			United States Treasury Bills
A(Æ)	31,157	1,687	Zero coupon due 06/25/15(§)	3,000		2,999
Corning, Inc.	3,445	82	Total Short-Term Investments
EMC Corp.	338,448	8,776	(cost $77,582)			77,582
Equinix, Inc.(ö)	29,885	6,481
Facebook, Inc. Class A(Æ)	57,363	4,354	Total Investments 99.5%

See accompanying notes which are an integral part of this quarterly report.
114 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
(identified cost $1,046,318)	1,297,218

Other Assets and Liabilities, Net
- 0.5%	5,987
Net Assets - 100.0%	1,303,205

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 115

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
NASDAQ 100 E-Mini Index Futures		95	USD	7,868	03/15	(205)
S&P 500 E-Mini Index Futures		567	USD	56,371	03/15	(647)
S&P E-Mini Consumer Discretionary Select Sector Index Futures		110	USD	7,716	03/15	(149)
S&P E-Mini Energy Select Sector Index Futures		104	USD	7,828	03/15	(298)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(1,299)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$159,658	$—			$—	$159,658
Consumer Staples	109,632	—			—	109,632
Energy	86,357	—			—	86,357
Financial Services	241,668	—			—	241,668
Health Care	170,528	—			—	170,528
Materials and Processing	57,563	—			—	57,563
Producer Durables	171,642	—			—	171,642
Technology	163,912	—			—	163,912
Utilities	58,676	—			—	58,676
Short-Term Investments	—	77,582			—	77,582
Total Investments	1,219,636	77,582			—	1,297,218

Other Financial Instruments
Futures Contracts	(1,299)	—			—	(1,299)
Total Other Financial Instruments*	$(1,299)	$—			$—	$(1,299)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

116 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 90.8%			Goodyear Tire & Rubber Co. (The)	9,881	240
Consumer Discretionary - 14.5%			Grand Canyon Education, Inc.(Æ)	5,539	243
1-800-Flowers.com, Inc. Class A(Æ)	16,643	131	Guess?, Inc.	1,909	36
Aaron's, Inc. Class A	5,967	189	Hanesbrands, Inc.	5,428	605
Abercrombie & Fitch Co. Class A	1,161	30	Harman International Industries, Inc.	963	125
AMC Entertainment Holdings, Inc. Class A	8,128	229	Haverty Furniture Cos., Inc.	708	17
AMC Networks, Inc. Class A(Æ)	109	7	Helen of Troy, Ltd.(Æ)	13,050	982
American Eagle Outfitters, Inc.	2,217	31	Hertz Global Holdings, Inc.(Æ)	6,972	143
American Public Education, Inc.(Æ)	572	19	Hillenbrand, Inc.	31,864	1,001
ANN, Inc.(Æ)	25,330	838	HomeAway, Inc.(Æ)	977	25
Asbury Automotive Group, Inc.(Æ)	291	22	HSN, Inc.	816	63
Ascena Retail Group, Inc.(Æ)	2,862	33	Hyatt Hotels Corp. Class A(Æ)	2,601	146
Barnes & Noble, Inc.(Æ)	7,464	175	Iconix Brand Group, Inc.(Æ)	6,240	207
Beazer Homes USA, Inc.(Æ)	5,350	85	International Game Technology	2,371	40
Bed Bath & Beyond, Inc.(Æ)	254	19	Interpublic Group of Cos., Inc. (The)	14,186	283
Big Lots, Inc.	927	43	Jack in the Box, Inc.	18,836	1,597
Biglari Holdings, Inc.(Æ)	263	109	Jarden Corp.(Æ)	2,232	107
Brinker International, Inc.	5,264	308	JC Penney Co., Inc.(Æ)	4,042	29
Buffalo Wild Wings, Inc.(Æ)	5,130	915	John Wiley & Sons, Inc. Class A(Æ)	3,050	189
Burlington Stores, Inc.(Æ)	1,109	55	Kate Spade & Co.(Æ)	995	31
Cabela's, Inc.(Æ)	18,324	1,007	La Quinta Holdings, Inc.(Æ)	51,527	1,048
Cablevision Systems Corp. Class A(Ñ)	3,394	64	Lamar Advertising Co. Class A(ö)	2,956	166
Callaway Golf Co.	14,281	117	LeapFrog Enterprises, Inc. Class A(Æ)	2,599	6
Capella Education Co.	20,402	1,387	Lear Corp.	1,956	196
CarMax, Inc.(Æ)	3,653	227	Leggett & Platt, Inc.	1,002	43
Carter's, Inc.	11,919	971	Lennar Corp. Class A	10,399	467
Cheesecake Factory, Inc. (The)	16,639	874	Liberty Broadband Corp. Class A(Æ)	852	38
Chico's FAS, Inc.	10,882	182	Liberty Broadband Corp. Class C(Æ)	1,534	68
Cimpress NV(Æ)	544	44	Liberty Media Corp. Class A(Æ)	4,459	152
Columbia Sportswear Co.	436	19	Liberty Media Corp.(Æ)	3,410	116
Cooper Tire & Rubber Co.	4,271	149	Liberty Ventures Class A(Æ)	1,972	74
Coty, Inc. Class A(Æ)	1,704	32	Life Time Fitness, Inc.(Æ)	2,971	162
Dana Holding Corp.	9,122	190	Lithia Motors, Inc. Class A	7,008	594
Deckers Outdoor Corp.(Æ)	9,592	634	Live Nation Entertainment, Inc.(Æ)	602	14
Destination Maternity Corp.	200	3	LKQ Corp.(Æ)	45,354	1,171
DeVry Education Group, Inc.	20,684	877	Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	8,584	542
Dick's Sporting Goods, Inc.	1,625	84	Madison Square Garden Co. (The) Class A(Æ)	515	39
Dillard's, Inc. Class A	573	65	Matthews International Corp. Class A	13,450	623
Domino's Pizza, Inc.	11,166	1,106	Men's Wearhouse, Inc. (The)	432	20
Dorman Products, Inc.(Æ)(Ñ)	29,116	1,331	Monro Muffler Brake, Inc.(Ñ)	24,863	1,421
DR Horton, Inc.	11,682	286	Motorcar Parts of America, Inc.(Æ)	39,511	1,032
DreamWorks Animation SKG, Inc. Class			Murphy USA, Inc.(Æ)	16	1
A(Æ)(Ñ)	5,210	97	National Presto Industries, Inc.	510	32
Drew Industries, Inc.(Æ)	414	21	New Media Investment Group, Inc.	978	23
DSW, Inc. Class A	781	28	New York Times Co. (The) Class A	1,570	20
Dunkin' Brands Group, Inc.	1,169	55	Nu Skin Enterprises, Inc. Class A(Ñ)	990	41
Ethan Allen Interiors, Inc.	50,533	1,375	NVR, Inc.(Æ)	61	76
Express, Inc.(Æ)	1,517	20	Office Depot, Inc.(Æ)	5,904	45
Five Below, Inc.(Æ)(Ñ)	16,610	553	Outerwall, Inc.	220	14
Foot Locker, Inc.	1,763	94	Pandora Media, Inc.(Æ)	3,108	52
Fossil Group, Inc.(Æ)	311	30	Panera Bread Co. Class A(Æ)	414	71
Fred's, Inc. Class A	1,344	22	PetSmart, Inc.	1,692	138
GameStop Corp. Class A	1,529	54	Pier 1 Imports, Inc.	1,182	20
Gannett Co., Inc.	28,301	878	Polaris Industries, Inc.	6,166	892
Garmin, Ltd.	314	16	Pool Corp.	13,250	824
Gentex Corp.	12,980	217	Potbelly Corp.(Æ)	200	3
Gentherm, Inc.(Æ)	41,949	1,543	PulteGroup, Inc.	17,628	363
Genuine Parts Co.	183	17	PVH Corp.	580	64
G-III Apparel Group, Ltd.(Æ)	15,400	1,497	Ralph Lauren Corp. Class A	95	16

			See accompanying notes which are an integral part of this quarterly report.
			Russell Tax-Managed U.S. Mid & Small Cap Fund 117

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
ReachLocal, Inc.(Æ)	400	1	Sprouts Farmers Market, Inc.(Æ)	1,324	48
Red Robin Gourmet Burgers, Inc.(Æ)	2,684	208	SUPERVALU, Inc.(Æ)	117,293	1,142
Remy International, Inc.	439	9	Tootsie Roll Industries, Inc.	5,797	181
Restaurant Brands International, Inc.	2,988	116	TreeHouse Foods, Inc.(Æ)	28,795	2,612
Revlon, Inc. Class A(Æ)	1,384	45	Universal Corp.	506	20
Ross Stores, Inc.	2,423	222	Vector Group, Ltd.(Ñ)	2,959	66
Sally Beauty Holdings, Inc.(Æ)	62,068	1,929	Village Super Market, Inc. Class A	200	6
Sears Hometown and Outlet Stores, Inc.(Æ)	200	2	Weis Markets, Inc.	2,111	97
SeaWorld Entertainment, Inc.	1,451	25	WhiteWave Foods Co. (The) Class A(Æ)	25,348	836
Service Corp. International	12,050	273			12,341
Shoe Carnival, Inc.	6,564	152
Shutterfly, Inc.(Æ)	25,805	1,132	Energy - 3.2%
Signet Jewelers, Ltd.	3,381	409	Atwood Oceanics, Inc.	7,335	210
Skechers U.S.A., Inc. Class A(Æ)	489	29	Bill Barrett Corp.(Æ)	63,719	650
Stamps.com, Inc.(Æ)	504	23	Cabot Oil & Gas Corp.	4,672	124
Standard Motor Products, Inc.	548	20	Carrizo Oil & Gas, Inc.(Æ)	3,467	156
Starz(Æ)	5,402	159	Cheniere Energy, Inc.(Æ)	3,515	251
Stein Mart, Inc.	1,370	19	Delek US Holdings, Inc.	960	30
Sturm Ruger & Co., Inc.(Ñ)	3,577	144	Denbury Resources, Inc.	26,046	180
Superior Industries International, Inc.	1,072	20	Diamondback Energy, Inc.(Æ)	11,582	799
Tempur Sealy International, Inc.(Æ)	363	20	Dresser-Rand Group, Inc.(Æ)	869	70
Tenneco, Inc.(Æ)	20,241	1,041	Dril-Quip, Inc.(Æ)	14,590	1,083
Tiffany & Co.	1,713	148	Enphase Energy, Inc.(Æ)	6,260	78
TiVo, Inc.(Æ)	8,638	90	Exterran Holdings, Inc.	6,019	163
Toll Brothers, Inc.(Æ)	42,800	1,482	First Solar, Inc.(Æ)	4,368	185
Tractor Supply Co.	6,838	555	Gulfport Energy Corp.(Æ)	538	21
TRW Automotive Holdings Corp.(Æ)	2,759	285	Hubbell, Inc. Class B(Æ)	450	48
Tumi Holdings, Inc.(Æ)	44,537	1,010	Matador Resources Co.(Æ)	29,387	634
Tupperware Brands Corp.	2,897	196	McDermott International, Inc.(Æ)	288,872	650
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	4,987	658	Memorial Resource Development Corp.(Æ)	33,220	636
Under Armour, Inc. Class A(Æ)	1,557	112	Nabors Industries, Ltd.	18,945	218
Urban Outfitters, Inc.(Æ)	1,322	46	Newfield Exploration Co.(Æ)	717	21
Vail Resorts, Inc.	589	52	NOW, Inc.(Æ)	900	22
WABCO Holdings, Inc.(Æ)	202	19	Oceaneering International, Inc.	3,328	174
WCI Communities, Inc.(Æ)	873	17	Oil States International, Inc.(Æ)	2,537	104
Williams-Sonoma, Inc.	1,726	135	Patterson-UTI Energy, Inc.	1,280	22
Wolverine World Wide, Inc.	8,200	231	Peabody Energy Corp.	4,048	25
Wyndham Worldwide Corp.	2,673	224	QEP Resources, Inc.	1,046	21
		47,458	Renewable Energy Group, Inc.(Æ)	21,891	191
			Restaurant Brands International, LP	30	1
Consumer Staples - 3.8%			Rosetta Resources, Inc.(Æ)	3,716	64
Boulder Brands, Inc.(Æ)	72,787	730	Rowan Cos. PLC Class A	8,981	190
Casey's General Stores, Inc.	31,935	2,916	SM Energy Co.	583	22
Constellation Brands, Inc. Class A(Æ)	2,422	268	SolarCity Corp.(Æ)	522	25
Energizer Holdings, Inc.	1,144	146	SunCoke Energy, Inc.	6,822	103
Female Health Co. (The)(Æ)	400	2	SunPower Corp. Class A(Æ)(Ñ)	7,412	179
Fresh Market, Inc. (The)(Æ)	28,840	1,099	Superior Energy Services, Inc.	30,402	608
GNC Holdings, Inc. Class A	1,116	49	Synergy Resources Corp.(Æ)	12,491	153
Hain Celestial Group, Inc. (The)(Æ)	5,750	303	TerraForm Power, Inc. Class A(Ñ)	1,107	36
Herbalife, Ltd.	1,246	38	Tesoro Corp.	3,098	253
JM Smucker Co. (The)	1,628	168	Ultra Petroleum Corp.(Æ)	1,754	22
Monster Beverage Corp.(Æ)	2,242	262	Unit Corp.(Æ)	616	18
Pilgrim's Pride Corp.	892	24	Weatherford International PLC(Æ)	103,800	1,072
Pinnacle Foods, Inc.	285	10	Whiting Petroleum Corp.(Æ)	3,134	94
Rite Aid Corp.(Æ)	11,272	79	Willbros Group, Inc.(Æ)	94,600	528
Roundy's, Inc.(Æ)	800	3	World Fuel Services Corp.	3,825	187
Safeway, Inc.(Æ)	9,450	5	WPX Energy, Inc.(Æ)	1,932	21
Snyders-Lance, Inc.	39,475	1,148			10,342
Spectrum Brands Holdings, Inc.	921	83

See accompanying notes which are an integral part of this quarterly report.

118 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Financial Services - 21.4%			CVB Financial Corp.	10,947	160
Advent Software, Inc.	5,097	213	DCT Industrial Trust, Inc.(ö)	53,350	2,014
Affiliated Managers Group, Inc.(Æ)	3,810	783	Duke Realty Corp.(ö)	1,172	26
Alexander & Baldwin, Inc.	614	23	DuPont Fabros Technology, Inc.(ö)	9,425	351
Alexandria Real Estate Equities, Inc.(ö)	390	38	E*Trade Financial Corp.(Æ)	52,409	1,208
Alleghany Corp.(Æ)	46	20	East West Bancorp, Inc.	545	20
Alliance Data Systems Corp.(Æ)	443	128	Education Realty Trust, Inc.(ö)	26,408	914
Allied World Assurance Co. Holdings AG	2,010	78	Endurance Specialty Holdings, Ltd.	17,690	1,081
American Equity Investment Life Holding			Enova International, Inc. Class W(Æ)	480	9
Co.	44,650	1,139	Equifax, Inc.	5,052	427
American Financial Group, Inc.	275	16	Equity LifeStyle Properties, Inc. Class A(ö)	1,461	80
American National Insurance Co.	1,681	175	Essex Property Trust, Inc.(ö)	750	170
AmREIT, Inc. Class B(ö)	5,658	150	Euronet Worldwide, Inc.(Æ)	15,517	704
Apollo Investment Corp.(Ñ)	8,068	57	EverBank Financial Corp.	874	15
Arch Capital Group, Ltd.(Æ)	2,102	122	Everest Re Group, Ltd.	1,700	291
Ares Capital Corp.	10,550	176	Extra Space Storage, Inc.(ö)	5,406	357
Argo Group International Holdings, Ltd.	21,594	1,155	Ezcorp, Inc. Class A(Æ)	16,053	165
Arthur J Gallagher & Co.	2,251	100	FactSet Research Systems, Inc.	364	52
Aspen Insurance Holdings, Ltd.	378	16	Fair Isaac Corp.	17,317	1,236
Assurant, Inc.	246	16	FBL Financial Group, Inc. Class A	358	19
Assured Guaranty, Ltd.	15,203	371	FCB Financial Holdings, Inc.(Æ)	894	20
Astoria Financial Corp.	9,124	112	Federal Agricultural Mortgage Corp. Class C	4,640	128
AV Homes, Inc.(Æ)	300	4	Federal Realty Investment Trust(ö)	2,297	330
Axis Capital Holdings, Ltd.	5,661	288	FelCor Lodging Trust, Inc.(ö)	99,184	993
Banco Latinoamericano de Comercio Exterior			Fidelity & Guaranty Life	7,464	161
SA Class E	6,718	187	Financial Engines, Inc.(Ñ)	22,956	824
BancorpSouth, Inc.	56,220	1,116	First Financial Bankshares, Inc.(Ñ)	8,720	215
Bank of Hawaii Corp.	276	16	First Financial Corp.	596	19
Bank of the Ozarks, Inc.	38,820	1,259	First Industrial Realty Trust, Inc.(ö)	82,703	1,797
BankUnited, Inc.	732	20	First Interstate BancSystem, Inc. Class A	5,890	141
Berkshire Hills Bancorp, Inc.	800	20	First Midwest Bancorp, Inc.	25,974	400
Blackhawk Network Holdings, Inc. Class			First Niagara Financial Group, Inc.	55,559	451
A(Æ)(Ñ)	1,024	34	First Republic Bank	5,476	279
BofI Holding, Inc.(Æ)	8,541	721	Fiserv, Inc.(Æ)	22,500	1,632
BOK Financial Corp.	990	54	Flagstar Bancorp, Inc.(Æ)	10,654	151
Boston Private Financial Holdings, Inc.	1,559	17	FNB Corp.	27,025	324
Brixmor Property Group, Inc.(ö)	833	23	FNF Group	7,383	259
Broadridge Financial Solutions, Inc.	5,818	279	FNFV Group(Æ)	2,460	30
Camden Property Trust(ö)	3,242	250	Forest City Enterprises, Inc. Class A(Æ)	3,006	74
Campus Crest Communities, Inc.(ö)	113,219	780	Forestar Group, Inc.(Æ)	1,474	20
Capital Bank Financial Corp. Class A(Æ)	791	19	Fulton Financial Corp.	1,703	19
Cardtronics, Inc.(Æ)	34,125	1,147	GAMCO Investors, Inc. Class A	2,247	183
Cash America International, Inc.	12,336	257	Genworth Financial, Inc. Class A(Æ)	22,229	155
Cass Information Systems, Inc.	399	17	Getty Realty Corp.(ö)	916	17
CBL & Associates Properties, Inc.(ö)	9,772	201	Glacier Bancorp, Inc.	38,235	851
CBOE Holdings, Inc.	3,885	250	Global Payments, Inc.	781	68
Cedar Realty Trust, Inc.(ö)	20,389	162	Green Bancorp, Inc.(Æ)	500	5
Central Pacific Financial Corp.	8,782	184	Green Dot Corp. Class A(Æ)	7,567	115
Chesapeake Lodging Trust(ö)	28,669	1,053	Greenlight Capital Re, Ltd. Class A(Æ)	4,868	153
Chimera Investment Corp.(ö)	44,201	139	Hanover Insurance Group, Inc. (The)	40,316	2,782
City National Corp.	24,404	2,116	Harbinger Group, Inc.(Æ)	665	8
CNA Financial Corp.	424	17	Health Care, Inc.(ö)	1,344	110
CNO Financial Group, Inc.	2,249	35	Healthcare Realty Trust, Inc.(ö)	19,335	582
CoBiz Financial, Inc.	1,610	18	Heartland Payment Systems, Inc.	416	21
Columbia Banking System, Inc.	5,350	136	Heritage Financial Corp.	8,234	128
Commerce Bancshares, Inc.	369	15	Home Properties, Inc.(ö)	2,156	152
Community Bank System, Inc.	26,095	878	Howard Hughes Corp. (The)(Æ)	729	95
Community Trust Bancorp, Inc.	652	21	Hudson City Bancorp, Inc.	16,855	151
Corrections Corp. of America(ö)	5,353	210	Huntington Bancshares, Inc.	21,443	215

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 119

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Iberiabank Corp.	2,759	151	Realogy Holdings Corp.(Æ)	2,296	107
Imperial Holdings, Inc.(Æ)(Ñ)	12,830	76	Regional Management Corp.(Æ)	300	4
Independent Bank Group, Inc.	639	20	Reinsurance Group of America, Inc. Class A	2,772	230
Inland Real Estate Corp.(ö)	14,388	164	RenaissanceRe Holdings, Ltd.(Ñ)	352	34
Investors Bancorp, Inc.	1,898	21	Republic Bancorp, Inc. Class A(Æ)	500	11
Iron Mountain, Inc.(ö)	1,217	48	Retail Opportunity Investments Corp.(ö)	9,870	174
iStar Financial, Inc.(Æ)(ö)	15,472	202	Retail Properties of America, Inc. Class A(ö)	122,111	2,160
Jack Henry & Associates, Inc.	553	34	Ryman Hospitality Properties, Inc.(Ñ)(ö)	4,049	222
JG Wentworth Co. Class A(Æ)	300	3	SEI Investments Co.	529	21
Jones Lang LaSalle, Inc.	7,935	1,167	Selective Insurance Group, Inc.	75,080	1,939
Kansas City Life Insurance Co.	451	20	ServisFirst Bancshares, Inc.	662	20
Kayne Anderson Energy Development Co.(Ñ)	5,082	160	Signature Bank(Æ)	8,347	978
Kemper Corp.	911	32	SL Green Realty Corp.(ö)	1,767	223
Kennedy-Wilson Holdings, Inc.	1,849	49	SLM Corp.	23,528	214
KeyCorp	15,208	198	Sovran Self Storage, Inc.(ö)	8,072	765
Kilroy Realty Corp.(ö)	242	18	StanCorp Financial Group, Inc.	2,478	154
Lakeland Financial Corp.	493	19	Starwood Property Trust, Inc.(ö)	709	17
Legg Mason, Inc.	3,935	218	State Bank Financial Corp.	48,911	893
Liberty Property Trust(ö)	742	30	Sterling Bancorp	64,155	846
LPL Financial Holdings, Inc.	1,334	55	Stock Yards Bancorp, Inc.	627	19
Macerich Co. (The)(ö)	2,415	208	Strategic Hotels & Resorts, Inc.(Æ)(ö)	43,202	580
Markel Corp.(Æ)	428	292	Sun Communities, Inc.(ö)	26,633	1,804
MarketAxess Holdings, Inc.	488	37	SunTrust Banks, Inc.	411	16
MBIA, Inc.(Æ)	22,561	181	SVB Financial Group(Æ)	262	30
MGIC Investment Corp.(Æ)	168,929	1,439	Symetra Financial Corp.	687	14
Mid-America Apartment Communities, Inc.			T Rowe Price Group, Inc.	2,053	162
(ö)	2,173	172	Tanger Factory Outlet Centers, Inc.(ö)	5,573	219
MoneyGram International, Inc.(Æ)	300	3	Taubman Centers, Inc.(ö)	1,033	85
Montpelier Re Holdings, Ltd.	590	21	Tejon Ranch Co.(Æ)	300	7
MSCI, Inc. Class A	2,167	117	Texas Capital Bancshares, Inc.(Æ)	16,619	679
NASDAQ OMX Group, Inc. (The)	2,676	122	Third Point Reinsurance, Ltd.(Æ)	1,603	21
National Health Investors, Inc.(ö)	12,368	925	Total System Services, Inc.	1,055	37
National Retail Properties, Inc.(ö)	465	20	TowneBank	200	3
National Western Life Insurance Co. Class A	650	155	TriState Capital Holdings, Inc.(Æ)	200	2
Navigators Group, Inc. (The)(Æ)	2,541	189	TrustCo Bank Corp. NY	2,917	19
New York Mortgage Trust, Inc.(Ñ)(ö)	19,093	148	Trustmark Corp.	675	14
NorthStar Asset Management Group, Inc.	1,710	36	Two Harbors Investment Corp.(ö)	14,321	148
NorthStar Realty Finance Corp.(ö)	4,038	76	UMB Financial Corp.	14,125	685
Northwest Bancshares, Inc.	8,090	95	Umpqua Holdings Corp.	52,142	809
Old National Bancorp	48,211	646	United Community Banks, Inc.	9,570	168
Old Republic International Corp.	1,107	16	Universal Insurance Holdings, Inc.	8,695	202
Oritani Financial Corp.	8,387	118	Unum Group	455	14
PacWest Bancorp	25,379	1,085	Validus Holdings, Ltd.	516	20
PartnerRe, Ltd.	1,038	119	Vantiv, Inc. Class A(Æ)	407	14
Pebblebrook Hotel Trust(ö)	4,149	193	Ventas, Inc.(ö)	2,256	180
PennyMac Mortgage Investment Trust(ö)	6,200	140	Voya Financial, Inc.	4,128	161
People's United Financial, Inc.	1,098	15	Waddell & Reed Financial, Inc. Class A	4,533	203
Pico Holdings, Inc.(Æ)	200	3	Washington Federal, Inc.	952	19
Platinum Underwriters Holdings, Ltd.	291	21	Washington Trust Bancorp, Inc.	526	19
Popular, Inc.(Æ)	9,562	295	Webster Financial Corp.	26,742	816
Post Properties, Inc.(ö)	3,782	230	WesBanco, Inc.	610	18
PRA Group, Inc.(Æ)	15,471	766	Westamerica Bancorporation(Ñ)	2,022	82
PrivateBancorp, Inc. Class A	630	19	White Mountains Insurance Group, Ltd.	91	59
ProAssurance Corp.	1,549	69	Wintrust Financial Corp.	347	15
Protective Life Corp.	1,541	108	WP Carey, Inc.(ö)	556	40
Provident Financial Services, Inc.	1,172	20	WR Berkley Corp.	606	30
PS Business Parks, Inc.(ö)	10,510	884	WSFS Financial Corp.	2,677	198
Radian Group, Inc.(Ñ)	16,993	268
Raymond James Financial, Inc.	18,197	958

See accompanying notes which are an integral part of this quarterly report.

120 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
XL Group PLC Class A	4,714	163	Impax Laboratories, Inc.(Æ)	576	21
		69,868	Incyte Corp.(Æ)	2,174	173
			Integra LifeSciences Holdings Corp.(Æ)	17,898	997
Health Care - 11.2%			Intercept Pharmaceuticals, Inc.(Æ)	191	38
AAC Holdings, Inc.(Æ)(Ñ)	8,870	226	Intrexon Corp.(Æ)	681	20
Acadia Healthcare Co., Inc.(Æ)	27,817	1,606	Invacare Corp.	59,281	869
Actavis PLC(Æ)	829	221	IPC Healthcare, Inc.(Æ)	10,449	422
Agios Pharmaceuticals, Inc.(Æ)(Ñ)	305	35	Ironwood Pharmaceuticals, Inc. Class A(Æ)	1,582	25
Akorn, Inc.(Æ)	77,056	3,281	Isis Pharmaceuticals, Inc.(Æ)(Ñ)	6,951	476
Albany Molecular Research, Inc.(Æ)(Ñ)	55,435	905	Landauer, Inc.	100	3
Alere, Inc.(Æ)	5,509	224	LifePoint Hospitals, Inc.(Æ)	11,488	750
Alexion Pharmaceuticals, Inc.(Æ)	1,299	238	Magellan Health, Inc.(Æ)	349	21
Align Technology, Inc.(Æ)	15,252	809	Mallinckrodt PLC(Æ)	2,291	243
Alkermes PLC(Æ)	1,874	135	MannKind Corp.(Æ)(Ñ)	5,540	35
Alnylam Pharmaceuticals, Inc.(Æ)	3,127	293	MedAssets, Inc.(Æ)	8,685	161
AMAG Pharmaceuticals, Inc.(Æ)	594	26	Medicines Co. (The)(Æ)	787	23
Analogic Corp.	11,095	905	Medidata Solutions, Inc.(Æ)	456	20
ARIAD Pharmaceuticals, Inc.(Æ)	1,802	12	Medivation, Inc.(Æ)	1,345	146
athenahealth, Inc.(Æ)	363	51	MEDNAX, Inc.(Æ)	5,112	347
BioDelivery Sciences International, Inc.(Æ)	697	9	Merrimack Pharmaceuticals, Inc.(Æ)	2,347	22
BioMarin Pharmaceutical, Inc.(Æ)	2,801	272	MiMedx Group, Inc.(Æ)(Ñ)	80,364	655
Bio-Rad Laboratories, Inc. Class A(Æ)	137	16	MWI Veterinary Supply, Inc.(Æ)	8,662	1,643
Bio-Techne Corp.	10,071	937	Myriad Genetics, Inc.(Æ)	552	21
Bluebird Bio, Inc.(Æ)	46	4	Nektar Therapeutics(Æ)	1,691	25
Cardiovascular Systems, Inc.(Æ)	570	19	Neurocrine Biosciences, Inc.(Æ)	618	21
CareFusion Corp.(Æ)	349	21	Novavax, Inc.(Æ)	1,064	8
Catalent, Inc.(Æ)	1,241	34	NPS Pharmaceuticals, Inc.(Æ)	1,450	67
Celldex Therapeutics, Inc.(Æ)(Ñ)	7,464	160	Omnicare, Inc.	1,310	98
Centene Corp.(Æ)	907	99	Omnicell, Inc.(Æ)	8,346	266
Cepheid(Æ)	955	54	Ophthotech Corp.(Æ)	34	2
Charles River Laboratories International,			Orexigen Therapeutics, Inc.(Æ)(Ñ)	26,292	138
Inc.(Æ)	10,209	708	Orthofix International NV(Æ)	4,798	146
Chemed Corp.(Ñ)	2,336	236	Otonomy, Inc.(Æ)	788	23
Chimerix, Inc.(Æ)(Ñ)	976	39	Owens & Minor, Inc.	483	17
Clovis Oncology, Inc.(Æ)	309	20	Pacira Pharmaceuticals, Inc.(Æ)	388	42
Community Health Systems, Inc.(Æ)	1,434	68	PAREXEL International Corp.(Æ)	380	23
Cooper Cos., Inc. (The)	2,058	324	Patterson Cos., Inc.	477	24
Covance, Inc.(Æ)	1,725	183	PerkinElmer, Inc.	21,008	960
Cyberonics, Inc.(Æ)	5,100	283	Pernix Therapeutics Holdings, Inc.(Æ)	241	2
Depomed, Inc.(Æ)	1,316	24	Pharmacyclics, Inc.(Æ)	998	168
DexCom, Inc.(Æ)	16,211	969	Phibro Animal Health Corp. Class A	192	5
Dyax Corp.(Æ)	1,524	23	Prestige Brands Holdings, Inc.(Æ)	175	6
Enanta Pharmaceuticals, Inc.(Æ)	180	8	Puma Biotechnology, Inc.(Æ)	285	60
Endo International PLC(Æ)	1,408	112	Qiagen NV(Æ)	1,890	43
Envision Healthcare Holdings, Inc.(Æ)	446	15	Quality Systems, Inc.	2,976	49
Exact Sciences Corp.(Æ)(Ñ)	28,510	776	Quintiles Transnational Holdings, Inc.(Æ)	678	41
ExamWorks Group, Inc.(Æ)	643	24	Receptos, Inc.(Æ)	286	32
Gentiva Health Services, Inc.(Æ)	1,028	20	Regeneron Pharmaceuticals, Inc.(Æ)	337	140
Greatbatch, Inc.(Æ)	27,475	1,334	ResMed, Inc.(Ñ)	4,741	296
Haemonetics Corp.(Æ)	41,455	1,642	Salix Pharmaceuticals, Ltd.(Æ)	871	117
Hanger, Inc.(Æ)	922	20	Seattle Genetics, Inc.(Æ)(Ñ)	4,553	142
Health Net, Inc.(Æ)	1,064	58	Spectranetics Corp. (The)(Æ)	6,232	204
HeartWare International, Inc.(Æ)	242	20	Spectrum Pharmaceuticals, Inc.(Æ)(Ñ)	16,027	112
Henry Schein, Inc.(Æ)	1,751	242	Synageva BioPharma Corp.(Æ)	296	34
Hologic, Inc.(Æ)	9,896	301	Team Health Holdings, Inc.(Æ)	14,247	737
ICON PLC(Æ)	19,330	1,090	Tenet Healthcare Corp.(Æ)	4,944	209
ICU Medical, Inc.(Æ)	264	22	Theravance, Inc.	700	8
IDEXX Laboratories, Inc.(Æ)	614	97	Triple-S Management Corp. Class B(Æ)	8,491	204
IGI Laboratories, Inc.(Æ)(Ñ)	52,780	526	United Therapeutics Corp.(Æ)	736	104

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Universal Health Services, Inc. Class B	1,289	132	Schweitzer-Mauduit International, Inc.	514	20
US Physical Therapy, Inc.	27,991	1,086	Sealed Air Corp.	1,032	42
VCA, Inc.(Æ)	75,970	3,958	Sensient Technologies Corp.	15,110	922
WellCare Health Plans, Inc.(Æ)	196	14	Simpson Manufacturing Co., Inc.	615	20
		36,670	Sonoco Products Co.	4,585	203
			Steel Dynamics, Inc.	10,715	183
Materials and Processing - 6.3%			Tahoe Resources, Inc.	1,655	23
AAON, Inc.	11,226	245	Timken Co. (The)	366	14
Acuity Brands, Inc.	14,328	2,148	Unifi, Inc.(Æ)	36,376	1,172
Airgas, Inc.	1,657	187	United States Steel Corp.	1,832	45
Albemarle Corp.	461	22	Universal Forest Products, Inc.	2,625	131
AptarGroup, Inc.	313	20	Valspar Corp.	421	35
Ashland, Inc.	2,635	312	Wausau Paper Corp.	100	1
Balchem Corp.	17,576	931	Worthington Industries, Inc.	868	26
Ball Corp.	4,470	283	WR Grace & Co.(Æ)	2,986	259
Belden, Inc.	15,360	1,274			20,765
Berry Plastics Group, Inc.(Æ)	35	1
Calgon Carbon Corp.	44,000	868	Producer Durables - 14.6%
Carpenter Technology Corp.	18,299	694	ABM Industries, Inc.	729	21
Cliffs Natural Resources, Inc.	3,523	23	Accuride Corp.(Æ)	142,078	625
Coeur Mining, Inc.(Æ)	3,445	22	ADT Corp. (The)	1,370	47
Compass Minerals International, Inc.	9,938	869	Advanced Emissions Solutions, Inc.(Æ)	12,876	137
Crown Holdings, Inc.(Æ)	5,723	254	Advisory Board Co. (The)(Æ)	31,766	1,489
Domtar Corp.	1,102	42	AECOM(Æ)	788	20
Eagle Materials, Inc.	3,008	214	AGCO Corp.	6,231	270
Eastman Chemical Co.	2,170	154	Aircastle, Ltd.	8,190	164
Hawkins, Inc.	456	18	Alaska Air Group, Inc.	551	37
Hecla Mining Co.	5,000	16	Allegiant Travel Co. Class A	1,795	325
Hexcel Corp.	14,765	653	Allegion PLC	373	20
Horsehead Holding Corp.(Æ)(Ñ)	11,069	149	Alliant Techsystems, Inc.	428	56
Innophos Holdings, Inc.	17,491	1,041	Allison Transmission Holdings, Inc. Class A	417	13
Interface, Inc. Class A	1,353	21	Altra Industrial Motion Corp.	28,825	737
International Flavors & Fragrances, Inc.	1,908	202	Ametek, Inc.	3,761	180
Intrepid Potash, Inc.(Æ)(Ñ)	46,085	613	AO Smith Corp.	378	23
Koppers Holdings, Inc.	30,520	554	Applied Industrial Technologies, Inc.	4,000	162
LB Foster Co. Class A	334	16	Astec Industries, Inc.	421	15
Lennox International, Inc.	3,222	317	B/E Aerospace, Inc.	8,761	511
Louisiana-Pacific Corp.(Æ)	1,357	22	Babcock & Wilcox Co. (The)	1,546	42
Martin Marietta Materials, Inc.	6,545	705	Barnes Group, Inc.	28,609	983
Materion Corp.	618	20	Booz Allen Hamilton Holding Corp. Class A	2,018	59
MeadWestvaco Corp.	386	19	Brady Corp. Class A	30,962	810
Minerals Technologies, Inc.	19,497	1,274	Briggs & Stratton Corp.	59,837	1,102
MRC Global, Inc.(Æ)	1,973	21	Brink's Co. (The)	1,241	28
OM Group, Inc.	9,525	267	Bristow Group, Inc.	19,625	1,093
Owens Corning	3,111	125	Carlisle Cos., Inc.	3,492	313
Owens-Illinois, Inc.(Æ)	1,416	33	Casella Waste Systems, Inc. Class A(Æ)	800	3
Packaging Corp. of America	4,726	358	CDI Corp.	6,882	117
PGT, Inc.(Æ)	112,076	963	Celadon Group, Inc.	5,958	142
PH Glatfelter Co.	1,014	23	Chart Industries, Inc.(Æ)	705	20
PolyOne Corp.	10,743	382	Chicago Bridge & Iron Co.	3,261	113
Post Holdings, Inc.(Æ)(Ñ)	7,873	372	Clarcor, Inc.	22,531	1,409
Quaker Chemical Corp.	235	18	Clean Harbors, Inc.(Æ)	1,082	51
Quanex Building Products Corp.	881	17	Colfax Corp.(Æ)	755	34
RBC Bearings, Inc.	2,266	131	Commercial Vehicle Group, Inc.(Æ)	115,995	641
Reliance Steel & Aluminum Co.	856	45	Convergys Corp.	1,034	20
Resolute Forest Products, Inc.(Æ)	1,196	20	Con-way, Inc.	3,100	127
Rock-Tenn Co. Class A	4,631	301	Copa Holdings SA Class A	185	20
Royal Gold, Inc.	1,019	74	Copart, Inc.(Æ)	859	31
RPM International, Inc.	6,601	316	CoStar Group, Inc.(Æ)	9,402	1,735

See accompanying notes which are an integral part of this quarterly report.

122 Russell Tax-Managed U.S. Mid & Small Cap Fund

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Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Donaldson Co., Inc.	1,150	42	Orbital Sciences Corp.(Æ)	9,617	270
Electronics For Imaging, Inc.(Æ)	5,224	202	Oshkosh Corp.	1,541	66
EMCOR Group, Inc.	477	19	Pall Corp.	2,164	209
Encore Wire Corp.	415	13	Parker-Hannifin Corp.	141	16
EnerSys	260	15	Paychex, Inc.	380	17
Ennis, Inc.	100	1	Pentair PLC	2,864	177
EnPro Industries, Inc.	16,406	973	Pitney Bowes, Inc.	1,618	39
ESCO Technologies, Inc.	452	16	Powell Industries, Inc.	3,145	123
Esterline Technologies Corp.(Æ)	145	16	Power Solutions International, Inc.(Æ)(Ñ)	13,020	576
ExlService Holdings, Inc.(Æ)	4,894	144	Proto Labs, Inc.(Æ)(Ñ)	17,401	1,120
Expeditors International of Washington, Inc.	390	17	Quad/Graphics, Inc.	924	19
Exponent, Inc.	257	21	Quanta Services, Inc.(Æ)	25,303	670
Fluor Corp.	236	13	Regal-Beloit Corp.	280	19
Forward Air Corp.	4,256	191	Resources Connection, Inc.	1,293	22
G&K Services, Inc. Class A	15,691	1,100	Roadrunner Transportation Systems, Inc.(Æ)	71,927	1,462
GATX Corp.	15,975	913	Robert Half International, Inc.	4,436	258
Generac Holdings, Inc.(Æ)	460	20	Rollins, Inc.	634	21
General Cable Corp.	1,796	21	RPX Corp. Class A(Æ)	1,109	14
Genesee & Wyoming, Inc. Class A(Æ)	7,585	625	RR Donnelley & Sons Co.	1,400	23
Genpact, Ltd.(Æ)	1,138	23	Rush Enterprises, Inc. Class A(Æ)	31,636	886
Global Brass & Copper Holdings, Inc.	200	3	Safe Bulkers, Inc.	900	3
GrafTech International, Ltd.(Æ)	2,100	8	SkyWest, Inc.	1,826	23
Granite Construction, Inc.	4,810	164	Snap-on, Inc.	203	27
Gulfmark Offshore, Inc. Class A	37,590	742	Spirit Airlines, Inc.(Æ)	716	53
Harsco Corp.	1,355	20	Sykes Enterprises, Inc.(Æ)	36,244	816
HD Supply Holdings, Inc.(Æ)	30	1	TASER International, Inc.(Æ)(Ñ)	49,095	1,326
Healthcare Services Group, Inc.	48,743	1,536	Teledyne Technologies, Inc.(Æ)	11,039	1,049
HEICO Corp.	4,771	290	Terex Corp.	4,352	98
Herman Miller, Inc.	29,288	851	Tetra Tech, Inc.	5,162	119
HNI Corp.	4,654	229	Thermon Group Holdings, Inc.(Æ)	37,082	758
Insperity, Inc.	588	25	Tidewater, Inc.	6,278	184
JetBlue Airways Corp.(Æ)	613	10	Titan International, Inc.(Ñ)	23,894	214
Joy Global, Inc.	1,342	56	Toro Co. (The)	12,417	806
Kadant, Inc.	4,016	160	Towers Watson & Co. Class A	942	112
Kansas City Southern	1,553	171	TransDigm Group, Inc.	86	18
KBR, Inc.	8,246	136	TriMas Corp.(Æ)	40,914	1,104
Kelly Services, Inc. Class A(Æ)	19,874	336	Trimble Navigation, Ltd.(Æ)	24,725	589
Kennametal, Inc.	661	21	Trinity Industries, Inc.	1,430	38
Kimball International, Inc. Class B	2,126	18	UniFirst Corp.	163	19
Kirby Corp.(Æ)	24,380	1,767	United Rentals, Inc.(Æ)	7,327	607
Knight Transportation, Inc.	35,175	1,002	United Stationers, Inc.	12,685	511
Korn/Ferry International(Æ)	731	21	Vectrus, Inc.(Æ)	424	12
Landstar System, Inc.	5,638	361	Wabtec Corp.	15,892	1,326
Lexmark International, Inc. Class A	4,190	167	WageWorks, Inc.(Æ)	12,650	696
Lindsay Corp.	246	21	Waste Connections, Inc.	909	39
Liquidity Services, Inc.(Æ)	400	3	Werner Enterprises, Inc.	644	18
Littelfuse, Inc.	2,549	252	Zebra Technologies Corp. Class A(Æ)	17,575	1,467
Manitowoc Co., Inc. (The)	7,453	139			47,834
ManpowerGroup, Inc.	3,614	263
Marlin Business Services Corp.	200	3	Technology - 12.0%
Marten Transport, Ltd.	880	18	3D Systems Corp.(Æ)	1,543	45
Matson, Inc.	1,614	56	ACI Worldwide, Inc.(Æ)	42,354	782
MAXIMUS, Inc.	25,434	1,417	Acxiom Corp.(Æ)	1,251	23
Mettler-Toledo International, Inc.(Æ)	812	247	Amdocs, Ltd.	3,406	164
Middleby Corp.(Æ)	9,919	943	Anixter International, Inc.(Æ)	3,970	299
MSC Industrial Direct Co., Inc. Class A	183	14	Ansys, Inc.(Æ)	3,291	265
MYR Group, Inc.(Æ)	777	19	AOL, Inc.(Æ)	5,211	225
Navigant Consulting, Inc.(Æ)	8,155	118	Applied Micro Circuits Corp.(Æ)	13,404	70
Old Dominion Freight Line, Inc.(Æ)	817	57	Aruba Networks, Inc.(Æ)	44,527	738

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 123

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Aspen Technology, Inc.(Æ)	26,610	941	Palo Alto Networks, Inc.(Æ)	753	95
Atmel Corp.	16,416	137	Park Electrochemical Corp.	28,452	618
Avnet, Inc.	8,358	348	PC Connection, Inc.	866	21
AVX Corp.	12,110	157	Plantronics, Inc.	397	18
Benchmark Electronics, Inc.(Æ)	7,056	171	Plexus Corp.(Æ)	50,607	1,917
Bottomline Technologies de, Inc.(Æ)	35,933	890	Progress Software Corp.(Æ)	87,273	2,186
Brooks Automation, Inc.	1,662	21	Qlik Technologies, Inc.(Æ)	5,493	156
CA, Inc.	573	17	QLogic Corp.(Æ)	1,691	23
CACI International, Inc. Class A(Æ)	12,609	1,067	Qorvo, Inc.(Æ)	5,604	414
Cadence Design Systems, Inc.(Æ)	3,334	60	Rambus, Inc.(Æ)	81,795	920
CalAmp Corp.(Æ)(Ñ)	37,970	680	Rogers Corp.(Æ)	2,812	208
Callidus Software, Inc.(Æ)	30,375	454	Rovi Corp.(Æ)	7,181	166
Cavium, Inc.(Æ)	11,660	686	Sapient Corp.(Æ)	1,148	29
Checkpoint Systems, Inc.(Æ)	89,748	1,163	SBA Communications Corp. Class A(Æ)	2,283	266
Ciena Corp.(Æ)	34,433	638	ScanSource, Inc.(Æ)	530	18
Computer Sciences Corp.	280	17	Science Applications International Corp.	272	13
Computer Task Group, Inc.	400	3	ServiceNow, Inc.(Æ)	600	44
comScore, Inc.(Æ)	25,697	1,068	Skyworks Solutions, Inc.	2,478	206
Comverse, Inc.(Æ)	1,166	20	Solera Holdings, Inc.	389	20
Cornerstone OnDemand, Inc.(Æ)	747	25	Spansion, Inc. Class A(Æ)(Ñ)	8,610	305
Dealertrack Technologies, Inc.(Æ)	33,730	1,356	Splunk, Inc.(Æ)	561	29
DigitalGlobe, Inc.(Æ)	5,661	152	Stratasys, Ltd.(Æ)(Ñ)	15,437	1,227
Diodes, Inc.(Æ)	25,387	671	SunEdison, Inc.(Æ)	1,635	31
Dolby Laboratories, Inc. Class A	381	15	Synchronoss Technologies, Inc.(Æ)	6,060	257
DST Systems, Inc.	223	22	Synopsys, Inc.(Æ)	3,998	172
Ellie Mae, Inc.(Æ)	11,640	515	Syntel, Inc.(Æ)	28,569	1,236
Entegris, Inc.(Æ)	59,131	769	Take-Two Interactive Software, Inc.(Æ)	26,441	786
Envestnet, Inc.(Æ)	11,462	590	Teradyne, Inc.	25,188	456
EPAM Systems, Inc.(Æ)	15,016	735	Tyler Technologies, Inc.(Æ)	6,068	644
Equinix, Inc.(ö)	713	155	Ultimate Software Group, Inc.(Æ)	3,118	461
F5 Networks, Inc.(Æ)	6,499	725	VeriFone Systems, Inc.(Æ)	38,647	1,213
Fabrinet(Æ)	53,109	867	Virtusa Corp.(Æ)	16,793	629
FEI Co.	230	19	Yelp, Inc. Class A(Æ)	386	20
FireEye, Inc.(Æ)	1,161	39	Zynga, Inc. Class A(Æ)	8,816	23
Fortinet, Inc.(Æ)	28,285	846			39,399
Gartner, Inc.(Æ)	1,217	102
Groupon, Inc. Class A(Æ)	2,900	21	Utilities - 3.8%
IAC/InterActiveCorp	516	31	8x8, Inc.(Æ)	133,733	1,031
Informatica Corp.(Æ)	605	25	Abengoa Yield PLC	604	20
IPG Photonics Corp.(Æ)(Ñ)	1,991	149	AGL Resources, Inc.	2,183	123
Jabil Circuit, Inc.	80,993	1,669	ALLETE, Inc.	3,252	184
JDS Uniphase Corp.(Æ)	15,012	182	Alliant Energy Corp.	1,238	85
Kimball Electronics, Inc.(Æ)	797	8	American Water Works Co., Inc.	4,572	257
Knowles Corp.(Æ)	965	20	Atlantic Tele-Network, Inc.	281	19
Lambda TD Software, Inc.(Æ)	7,641	131	Atmos Energy Corp.	1,039	59
Leidos Holdings, Inc.	1,377	57	Avista Corp.	8,880	330
MA-COM Technology Solutions Holdings,			Black Hills Corp.	12,921	648
Inc.(Æ)	46,462	1,510	CenterPoint Energy, Inc.	7,174	166
ManTech International Corp. Class A	5,703	186	Cleco Corp.	24,843	1,350
Mentor Graphics Corp.	10,513	242	CMS Energy Corp.	9,476	358
Millennial Media, Inc.(Æ)	2,200	3	Cogent Communications Group, Inc.	540	20
MKS Instruments, Inc.	575	20	Connecticut Water Service, Inc.	4,800	173
Monolithic Power Systems, Inc.	6,476	308	El Paso Electric Co.	25,411	1,018
Monotype Imaging Holdings, Inc.	31,989	939	Empire District Electric Co. (The)(Ñ)	5,785	176
NCR Corp.(Æ)	805	20	Energen Corp.	501	32
NETGEAR, Inc.(Æ)	592	20	Frontier Communications Corp.	17,191	115
NeuStar, Inc. Class A(Æ)	768	20	Idacorp, Inc.	3,075	209
Newport Corp.(Æ)	8,837	164	Integrys Energy Group, Inc.	1,290	105
ON Semiconductor Corp.(Æ)	9,500	95	ITC Holdings Corp.	2,513	107

See accompanying notes which are an integral part of this quarterly report.

124 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Level 3 Communications, Inc.(Æ)	7,140		355
	MDU Resources Group, Inc.	1,776		40
	National Fuel Gas Co.	22,100		1,402
	New Jersey Resources Corp.	3,300		211
	Northeast Utilities	3,872		215
	Northwest Natural Gas Co.	2,955		147
	NorthWestern Corp.	26,353		1,522
	NRG Energy, Inc.	1,034		25
	OGE Energy Corp.	646		23
	Pepco Holdings, Inc.	5,235		144
	Pinnacle West Capital Corp.	3,031		213
	PNM Resources, Inc.	6,214		189
	Questar Corp.	621		16
	SCANA Corp.	8,374		534
	Southwest Gas Corp.	4,108		252
	TECO Energy, Inc.	6,490		138
	Telephone & Data Systems, Inc.	2,448		57
	UGI Corp.	3,945		146
	US Cellular Corp.(Æ)	4,534		158
	Windstream Holdings, Inc.	6,618		53
				12,425

	Total Common Stocks
	(cost $216,164)			297,102

Short	-Term Investments - 8.6%
	Russell U.S. Cash Management Fund	28,051,972	(8)	28,052
	Total Short-Term Investments
	(cost $28,052)			28,052

	Other Securities - 4.9%
	Russell U.S. Cash Collateral Fund(×)	16,113,630	(8)	16,114
	Total Other Securities
	(cost $16,114)			16,114

	Total Investments 104.3%
	(identified cost $260,330)			341,268

	Other Assets and Liabilities, Net
-	(4.3%)			(13,987)
	Net Assets - 100.0%			327,281

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 125

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures		200	USD	28,628	03/15	286
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						286

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$47,458	$—			$—	$47,458
Consumer Staples	12,336	—			5	12,341
Energy	10,342	—			—	10,342
Financial Services	69,868	—			—	69,868
Health Care	36,670	—			—	36,670
Materials and Processing	20,765	—			—	20,765
Producer Durables	47,834	—			—	47,834
Technology	39,399	—			—	39,399
Utilities	12,425	—			—	12,425
Short-Term Investments	—	28,052			—	28,052
Other Securities	—	16,114			—	16,114
Total Investments	297,097	44,166			5	341,268

Other Financial Instruments
Futures Contracts	286	—			—	286
Total Other Financial Instruments*	$286	$—			$—	$286

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended January 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

126 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 87.4%				7.250% due 05/15/22		2,405	2,008
Argentina - 0.6%				Great Canadian Gaming Corp.
Argentina Bonar Bonds				6.625% due 07/25/22 (Þ)	CAD	275	227
Series X				Harvest Operations Corp.
7.000% due 04/17/17		6,796	6,541	6.875% due 10/01/17		2,885	2,596
Republic of Argentina Government Bond				HudBay Minerals, Inc.
6.000% due 03/31/23 (Ø)		1,295	1,373	9.500% due 10/01/20		1,240	1,206
YPF Sociedad Anonima				Masonite International Corp.
8.750% due 04/04/24 (Þ)		1,291	1,301	8.250% due 04/15/21 (Þ)		2,750	2,922
			9,215	New Red Finance, Inc.
Australia - 0.1%				6.000% due 04/01/22 (Þ)		5,130	5,258
FMG Resources Pty, Ltd. 1st Lien Term				Open Text Corp.
Loan B				5.625% due 01/15/23 (Å)		1,525	1,567
3.750% due 06/30/19		995	871	Pacific Rubiales Energy Corp.
				5.125% due 03/28/23 (Þ)		694	378
Austria - 0.1%				Parq Holdings, Ltd. Delayed Draw Term
ESAL GmbH				Loan
6.250% due 02/05/23 (Þ)		1,581	1,492	0.500% due 11/17/20		641	638
				Parq Holdings, Ltd. Term Loan
Azerbaijan - 0.4%				8.500% due 11/17/20		3,278	3,262
Republic of Azerbaijan International				Precision Drilling Corp.
Bond				6.500% due 12/15/21		1,165	1,025
4.750% due 03/18/24 (Þ)		2,644	2,577	Restaurant Brands International, Inc.
State Oil Co. of the Azerbaijan Republic				Term Loan B
5.450% due 02/09/17		743	748	4.500% due 12/12/21 (Ê)		2,250	2,251
4.750% due 03/13/23		2,860	2,589	Valeant Pharmaceuticals International,
			5,914	Inc.
Barbados - 0.0%				7.500% due 07/15/21 (Þ)		1,605	1,757
Columbus International, Inc.				5.625% due 12/01/21 (Þ)		1,685	1,731
7.375% due 03/30/21 (Þ)		464	477	5.500% due 03/01/23 (Å)		300	307
				Valeant Pharmaceuticals International,
Belgium - 0.1%				Inc. 1st Lien Term Loan B
Ontex Group NV				3.500% due 08/05/20 (Ê)		864	857
4.750% due 11/15/21	EUR	810	975				29,677
				Cayman Islands - 0.6%
Bermuda - 0.2%				Avago Technologies Cayman, Ltd. Term
Digicel Group, Ltd.				Loan B
7.125% due 04/01/22 (Þ)		1,277	1,157	3.750% due 05/06/21		2,244	2,239
Seadrill, Ltd.				Brazil Minas SPE via State of Minas
6.125% due 09/15/17 (Þ)		1,815	1,511	Gerais
			2,668	Series REGS
Brazil - 2.5%				5.333% due 02/15/28		1,731	1,705
Brazil Letra Tesouro Nacional Bills				Country Garden Holdings Co., Ltd.
Zero coupon due 01/01/19	BRL	47,070	11,208	Series REGS
				11.125% due 02/23/18		313	330
Brazil Letras do Tesouro Nacional				7.250% due 04/04/21		190	185
Series LTN
Zero coupon due 01/01/17	BRL	10,250	3,049	MAF Global Securities, Ltd.
Brazil Notas do Tesouro Nacional				7.125% due 12/31/49 (ƒ)		200	217
Series NTNB				MCE Finance, Ltd.
6.000% due 08/15/50	BRL	4,220	4,089	5.000% due 02/15/21 (Þ)		230	216
Series NTNF				Series REGS
10.000% due 01/01/23	BRL	13,550	4,622	5.000% due 02/15/21		304	286
Brazilian Government International Bond				Odebrecht Drilling Norbe VIII/IX, Ltd.
2.625% due 01/05/23		2,044	1,842	6.350% due 06/30/21 (Þ)		201	160
4.250% due 01/07/25		2,543	2,537	Odebrecht Offshore Drilling Finance,
				Ltd.
8.250% due 01/20/34		2,818	3,892	6.750% due 10/01/22 (Þ)		520	373
5.000% due 01/27/45		7,742	7,471	UPCB Finance II, Ltd.
			38,710	6.375% due 07/01/20	EUR	2,650	3,137
Canada - 1.9%							8,848
Bombardier Inc.				Chile - 1.0%
6.000% due 10/15/22 (Þ)		1,790	1,687	Banco del Estado de Chile
First Quantum Minerals, Ltd.				3.875% due 02/08/22 (Þ)		1,171	1,198

				See accompanying notes which are an integral part of this quarterly report.

				Russell Global Opportunistic Credit Fund 127

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Chile Government International Bond				Ecuador - 0.2%
5.500% due 08/05/20	CLP	200,000	336	EP Petroecuador
Series REGS				5.866% due 09/24/19		3,397	2,921
6.000% due 01/01/18	CLP	95,000	161
Corp. Nacional del Cobre de Chile				El Salvador - 0.5%
3.000% due 07/17/22 (Þ)		2,900	2,802	El Salvador Government International
4.500% due 08/13/23 (Þ)		1,819	1,927	Bond
4.250% due 07/17/42 (Þ)		1,260	1,183	7.750% due 01/24/23		1,414	1,607
4.875% due 11/04/44 (Å)		3,577	3,627	5.875% due 01/30/25 (Þ)		1,607	1,603
Series REGS				6.375% due 01/18/27 (Þ)		886	908
7.500% due 01/15/19		1,049	1,241	Series REGS
3.750% due 11/04/20		1,315	1,365	7.375% due 12/01/19		830	909
6.150% due 10/24/36		1,709	2,056	5.875% due 01/30/25		2,504	2,498
							7,525
Colombia - 2.3%			15,896	Ethiopia - 0.1%
Bogota Distrito Capital				Federal Democratic Republic of Ethiopia
9.750% due 07/26/28	COP	800,000	403	6.625% due 12/11/24 (Þ)		1,079	1,057

Series REGS				France - 1.8%
9.750% due 07/26/28	COP	3,000,000	1,511
Colombia Government International				Cerba European Lab SAS
Bond				7.000% due 02/01/20	EUR	1,800	2,131
11.750% due 02/25/20		895	1,246	Crown European Holdings SA
7.750% due 04/14/21	COP	20,310,000	9,275	4.000% due 07/15/22	EUR	2,650	3,134
4.375% due 07/12/21		4,282	4,539	Holding Medi-Partenaires SAS
4.375% due 03/21/23	COP	550,000	207	7.000% due 05/15/20 (Þ)	EUR	970	1,158
4.000% due 02/26/24		5,616	5,827	Series REGS
				7.000% due 05/15/20	EUR	1,590	1,898
8.125% due 05/21/24		360	476	HomeVi SAS
9.850% due 06/28/27	COP	14,206,000	7,763	6.875% due 08/15/21	EUR	1,765	2,115
7.375% due 09/18/37		846	1,142	Kerneos Corporate SAS
6.125% due 01/18/41		739	898	5.750% due 03/01/21 (Þ)	EUR	1,060	1,246
5.000% due 06/15/45		1,833	1,938	Loxam SAS
Emgesa SA ESP				7.375% due 01/24/20 (Þ)	EUR	1,455	1,650
Series REGS				7.000% due 07/23/22 (Þ)	EUR	350	366
8.750% due 01/25/21	COP	1,000,000	440	Series REGS
Empresas Publicas de Medellin ESP				7.375% due 01/24/20	EUR	440	499
Series REGS				Novafives SAS
8.375% due 02/01/21	COP	570,000	248	4.500% due 06/30/21	EUR	1,900	2,093
			35,913	Numericable Group SA
Costa Rica - 0.6%				5.375% due 05/15/22 (Þ)	EUR	160	191
Costa Rica Government International				5.375% due 05/15/22	EUR	1,800	2,151
Bond				6.000% due 05/15/22 (Þ)		1,580	1,616
4.375% due 04/30/25 (Þ)		2,044	1,845	5.625% due 05/15/24	EUR	2,100	2,515
Series REGS
4.250% due 01/26/23		4,493	4,150	Rexel SA
				5.250% due 06/15/20 (Þ)		2,245	2,281
Republic of Costa Rica
7.000% due 04/04/44 (Þ)		3,993	3,883	SPCM SA
				5.500% due 06/15/20	EUR	900	1,074
			9,878	6.000% due 01/15/22 (Þ)		450	467
Croatia - 0.2%				Tech Finance & Co. SCA Term Loan B
Croatia Government International Bond				Zero Coupon due 07/10/20 (v)		750	747
6.000% due 01/26/24 (Þ)		2,289	2,510
							27,332
Dominican Republic - 1.3%				Gabon - 0.1%
Dominican Republic International Bond				Gabonese Republic
6.600% due 01/28/24		2,428	2,647	6.375% due 12/12/24 (Þ)		811	762
5.875% due 04/18/24 (Þ)		7,230	7,628	Series REGS
7.450% due 04/30/44		792	871	8.200% due 12/12/17		685	715
6.850% due 01/27/45 (Þ)		3,278	3,311	Gabonese Republic International Bonds
				6.375% due 12/12/24		380	357
Series REGS
9.040% due 01/23/18		364	396				1,834
7.500% due 05/06/21		4,709	5,286	Germany - 1.1%
			20,139	Deutsche Bank AG

See accompanying notes which are an integral part of this quarterly report.
128 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series EmTN				5.750% due 11/22/23		2,426	2,813
7.000% due 05/17/22 (Þ)	IDR	37,800,000	2,983	5.375% due 03/25/24		252	287
Deutsche Raststaetten Gruppe IV GmbH							18,872
Series REGS				Indonesia - 3.3%
6.750% due 12/30/20	EUR	1,550	1,883	Indonesia Government Bond
Techem Energy Metering Service GmbH				6.625% due 02/17/37		899	1,104
& Co. KG				Indonesia Government International
7.875% due 10/01/20 (Þ)	EUR	560	699	Bond
Series REGS				6.875% due 01/17/18		1,862	2,106
7.875% due 10/01/20	EUR	1,820	2,273	11.625% due 03/04/19		6,274	8,399
Trionista TopCo GmbH				5.875% due 03/13/20		2,252	2,539
6.875% due 04/30/21 (Þ)	EUR	1,045	1,253	3.375% due 04/15/23 (Þ)		1,551	1,518
Series REGS				8.375% due 03/15/34	IDR	23,192,000	2,001
6.875% due 04/30/21	EUR	2,650	3,177
Unitymedia Hessen GmbH & Co. KG /				8.500% due 10/12/35		1,900	2,774
Unitymedia NRW GmbH				7.750% due 01/17/38		2,202	3,033
5.750% due 01/15/23 (Þ)	EUR	800	986	Series REGS
Series REGS				4.875% due 05/05/21		2,436	2,643
5.500% due 09/15/22	EUR	150	183	5.375% due 10/17/23		905	1,011
5.750% due 01/15/23	EUR	1,469	1,810	Indonesia Treasury Bond
Unitymedia KabelBW GmbH				Series FR58
Series REGS				8.250% due 06/15/32	IDR	20,400,000	1,737
9.500% due 03/15/21	EUR	790	996	Series FR59
WEPA Hygieneprodukte GmbH				7.000% due 05/15/27	IDR	25,035,000	1,952
6.500% due 05/15/20 (Þ)	EUR	870	1,070	Series FR63
Series REGS				5.625% due 05/15/23	IDR	11,738,000	851
6.500% due 05/15/20	EUR	290	357	Series FR65
			17,670	6.625% due 05/15/33	IDR	6,000,000	434
Ghana - 0.1%				Series FR69
Republic of Ghana				7.875% due 04/15/19	IDR 113,052,000		9,259
7.875% due 08/07/23 (Þ)		1,284	1,123	Series FR70
8.125% due 01/18/26		479	414	8.375% due 03/15/24	IDR	34,345,000	2,941
				Series FR71
Series REGS				9.000% due 03/15/29	IDR	76,858,000	7,008
8.500% due 10/04/17		524	522
				Pertamina Persero PT
			2,059	Series REGS
Honduras - 0.2%				6.000% due 05/03/42		602	616
Honduras Government International
Bond							51,926
Series REGS				Iraq - 0.2%
7.500% due 03/15/24		835	877	Republic of Iraq
Republic of Honduras				Series REGS
8.750% due 12/16/20		2,342	2,592	5.800% due 01/15/28		3,085	2,464

			3,469	Ireland - 0.9%
Hong Kong - 0.0%				AerCap Ireland Capital, Ltd. / AerCap
Citic Pacific Ltd.				Global Aviation Trust
7.875% due 04/15/49		375	393	5.000% due 10/01/21 (Þ)		3,006	3,194
Citic, Ltd.				Ardagh Glass Finance PLC
8.625% due 05/29/49		200	229	Series REGS
			622	8.750% due 02/01/20	EUR	100	118
Hungary - 1.2%				Ardagh Packaging Finance PLC
Hungary Government Bond				4.250% due 01/15/22	EUR	1,560	1,754
6.500% due 06/24/19	HUF	2,236,530	9,557	Series REGS
5.500% due 06/24/25	HUF	214,040	965	9.250% due 10/15/20	EUR	1,490	1,793
Series 17/A				Ardagh PKG Financial Holdings
6.750% due 11/24/17	HUF	1,127,400	4,651	4.250% due 01/15/22	EUR	300	337
Series 20/A				Grifols Worldwide Operations, Ltd.
7.500% due 11/12/20	HUF	30	—	5.250% due 04/01/22 (Þ)		4,595	4,664
Series 23/A				Smurfit Kappa Acquisitions Co.
6.000% due 11/24/23	HUF	820	4	3.250% due 06/01/21 (Þ)	EUR	1,700	2,044
Hungary Government International Bond				3.250% due 06/01/21	EUR	105	126
5.000% due 03/30/16	GBP	209	326	Vimpel Communications Via VIP
3.500% due 07/18/16	EUR	229	269	Finance Ireland, Ltd. OJSC

				See accompanying notes which are an integral part of this quarterly report.

				Russell Global Opportunistic Credit Fund 129

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
7.748% due 02/02/21 (Þ)		96	82	Series REGS
Series REGS				6.625% due 02/01/22		847	1,053
7.748% due 02/02/21		400	340
			14,452	Luxembourg - 4.2%
Italy - 0.7%				Altice SA
ENEL SPA				7.250% due 05/15/22 (Þ)	EUR	1,550	1,843
6.500% due 01/10/74	EUR	2,420	3,078	5.250% due 02/15/23	EUR	970	1,107
Finmeccanica SpA				6.625% due 02/15/23	USD	1,180	1,180
8.000% due 12/16/19	GBP	665	1,191	7.625% due 02/15/25	USD	850	850
Telecom Italia SpA				APERAM SA
5.375% due 01/29/19	EUR	2,300	2,947	7.750% due 04/01/18 (Þ)		2,265	2,307
6.375% due 06/24/19	GBP	650	1,094	ArcelorMittal SA
4.875% due 09/25/20	EUR	130	166	2.875% due 07/06/20	EUR	100	112
4.500% due 01/25/21	EUR	100	126	6.000% due 03/01/21		6,810	7,023
5.250% due 02/10/22	EUR	1,650	2,175	Auris Luxembourg II SA
				8.000% due 01/15/23	EUR	710	840

Ivory Coast - 0.5%			10,777	BMBG Bond Finance SCA
				5.327% due 10/15/20 (Þ)	EUR	1,325	1,501
Ivory Coast Government Bond				5.327% due 10/15/20	EUR	455	515
5.375% due 07/23/24		637	599
Ivory Coast Government International				Capsugel SA
Bond				7.000% due 05/15/19 (Þ)		3,230	3,291
Series REGS				ConvaTec Finance International SA
5.750% due 12/31/32		7,984	7,507	8.250% due 01/15/19 (Þ)		3,330	3,361
			8,106	Cosan Luxembourg SA
Jamaica - 0.3%				5.000% due 03/14/23 (Þ)		1,222	1,054
Jamaica Government International Bond				Delta 2 (Lux) Sarl 2nd Lien Term Loan
7.625% due 07/09/25		4,153	4,516	7.750% due 07/15/22		3,255	3,151
				Dufry Finance SCA
Jersey - 0.3%				4.500% due 07/15/22 (Þ)	EUR	1,350	1,611
AA Bond Co., Ltd.				Elior Finance & Co. SCA
Series REGS				6.500% due 05/01/20 (Þ)	EUR	546	673
9.500% due 07/31/19	GBP	2,430	4,026	Series REGS
				6.500% due 05/01/20	EUR	650	801
Kazakhstan - 1.4%				Evergreen Skills Luxembourg S.A.R.L.
Kazakhstan Government International				Initial Term Loan
Bond				5.750% due 04/28/21 (Ê)		1,247	1,191
3.875% due 10/14/24 (Þ)		999	905	Gategroup Finance Luxembourg SA
4.875% due 10/14/44 (Þ)		455	399	6.750% due 03/01/19 (Þ)	EUR	1,130	1,341
KazMunayGas National Co.				Series REGS
9.125% due 07/02/18 (Þ)		2,396	2,609	6.750% due 03/01/19	EUR	1,190	1,412
6.375% due 04/09/21 (Þ)		6,632	6,533	Gazprom OAO Via Gaz Capital SA
4.400% due 04/30/23 (Þ)		1,840	1,610	9.250% due 04/23/19 (Þ)		624	609
4.875% due 05/07/25 (Þ)		616	540	6.510% due 03/07/22 (Þ)		362	310
5.750% due 04/30/43 (Þ)		1,982	1,596	GCS Holdco Finance I SA
5.750% due 04/30/43		2,360	1,900	Series REGS
6.000% due 11/07/44		437	356	6.500% due 11/15/18	EUR	1,200	1,425
6.000% due 11/07/44 (Å)		2,276	1,866	Gestamp Funding Luxembourg SA
				5.875% due 05/31/20 (Þ)	EUR	400	479
Series REGS
7.000% due 05/05/20		3,076	3,142	Series REGS
				5.875% due 05/31/20	EUR	1,250	1,497
Zhaikmunai LLP
7.125% due 11/13/19 (Þ)		615	493	Intelsat Jackson Holdings SA
				7.250% due 10/15/20		2,300	2,412
			21,949	Mallinckrodt International Finance SA
Kenya - 0.3%				Term Loan
Kenya Government International Bond				3.250% due 03/19/21		1,243	1,217
5.875% due 06/24/19 (Þ)		2,056	2,056	Matterhorn Midco & Cy SCA
Republic of Kenya Government Bond				Series REGS
6.875% due 06/24/24		2,453	2,551	7.750% due 02/15/20	EUR	2,915	3,467
			4,607	Monitchem Holdco
Lithuania - 0.1%				5.250% due 06/15/21	EUR	1,975	2,176
Lithuania Government International				Petrobras International Finance Co. SA
Bond				6.875% due 01/20/40		385	323

See accompanying notes which are an integral part of this quarterly report.

130 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Pinnacle Holdco Sarl Term Loan				Series M 20
10.500% due 07/30/20 (Ê)		943	839	12.500% due 11/30/17	MXN	15,896	1,444
Telenet Finance III Luxembourg SCA				Series M 30
Series REGS				10.000% due 11/20/36	MXN	36,482	3,673
6.625% due 02/15/21	EUR	350	420	8.500% due 11/18/38	MXN	17,100	1,519
Telenet Finance V Luxembourg SCA				Mexican Udibonos
6.750% due 08/15/24 (Þ)	EUR	600	763	Series S
Series REGS				5.000% due 06/16/16	MXN	27,543	1,938
6.750% due 08/15/24	EUR	1,510	1,920	4.000% due 11/15/40	MXN	5,287	414
Telenet Finance V SCA				Mexico Government International Bond
6.250% due 08/15/22	EUR	520	635	4.000% due 10/02/23		2,483	2,626
Travelport Finance SARL Term Loan				3.600% due 01/30/25		405	416
6.000% due 09/02/21 (Ê)		1,500	1,501	6.050% due 01/11/40		1,798	2,297
Trinseo Materials Operating SCA /				4.750% due 03/08/44		4,978	5,389
Trinseo Materials Finance, Inc.				5.550% due 01/21/45		7,898	9,596
8.750% due 02/01/19		2,471	2,494	Petroleos Mexicanos
Wind Acquisition Finance SA				5.625% due 01/23/46 (Å)		624	638
4.000% due 07/15/20 (Þ)	EUR	1,647	1,842
4.000% due 07/15/20	EUR	210	235	Series REGS
				5.500% due 02/24/25	EUR	600	845
4.750% due 07/15/20 (Þ)		86	84
							42,257
7.000% due 04/23/21 (Þ)	EUR	2,500	2,821	Morocco - 0.1%
Xefin Lux SCA
3.913% due 06/01/19	EUR	195	221	Morocco Government International Bond
				4.250% due 12/11/22 (Þ)		1,452	1,526
Xella Holdco Finance SA
9.125% due 09/15/18 (Þ)	EUR	1,100	1,285	Office Cherifien des Phosphates
				5.625% due 04/25/24 (Þ)		688	750
Series REGS
9.125% due 09/15/18	EUR	430	502				2,276
			64,641	Netherlands - 1.9%
Malaysia - 0.9%				AP NMT Acquisition BV Term Loan B
				6.750% due 08/13/21		998	988
Malaysia Government Bond
4.048% due 09/30/21	MYR	17,000	4,767	Carlson Wagonlit BV
				Series REGS
Series 0111				7.500% due 06/15/19	EUR	765	921
4.160% due 07/15/21	MYR	21,610	6,077	CIMPOR Financial Operations B.V.
Series 0311				5.750% due 07/17/24 (Þ)		1,030	780
4.392% due 04/15/26	MYR	3,320	950	EMATUM Via Mozambique EMATUM
Series 0313				Finance 2020 BV
3.480% due 03/15/23	MYR	3,450	924	Series REGS
Series 0511				6.305% due 09/11/20		1,113	1,032
3.580% due 09/28/18	MYR	2,320	637	Grupo Antolin Dutch BV
Series 0902				4.750% due 04/01/21	EUR	1,175	1,388
4.378% due 11/29/19	MYR	3,490	990	4.750% due 04/01/21 (Þ)	EUR	475	561
			14,345	Interxion Holdings
Mexico - 2.7%				6.000% due 07/15/20	EUR	2,580	3,044
America Movil SAB de CV				Listrindo Capital BV
6.000% due 06/09/19	MXN	5,210	354	6.950% due 02/21/19 (Þ)		300	316
Cemex SAB de CV				Lukoil International Finance BV
9.500% due 06/15/18 (Þ)		216	234	3.416% due 04/24/18 (Þ)		319	268
7.250% due 01/15/21 (Þ)		239	247	Nostrum Oil & Gas Finance BV
5.700% due 01/11/25 (Þ)		237	219	6.375% due 02/14/19 (Þ)		676	541
Comision Federal de Electricidad				OI European Group BV
4.875% due 01/15/24 (Þ)		224	237	4.875% due 03/31/21	EUR	2,530	3,159
Mexican Bonos				Petrobras Global Finance BV
Series M				7.250% due 03/17/44		174	150
6.250% due 06/16/16	MXN	3,108	215	PortAventura Entertainment Barcelona
6.500% due 06/10/21	MXN	5,244	379	BV
8.000% due 12/07/23	MXN	1,913	152	5.707% due 12/01/19 (Ê)(Þ)	EUR	370	416
7.750% due 05/29/31	MXN	50,220	4,081	7.250% due 12/01/20 (Þ)	EUR	330	386
7.750% due 11/13/42	MXN	24,049	2,005	Series REGS
Series M 10				7.250% due 12/01/20	EUR	900	1,053
8.500% due 12/13/18	MXN	43,749	3,339	Refresco Gerber BV
				Series REGS
				7.375% due 05/15/18	EUR	1,365	1,616

				See accompanying notes which are an integral part of this quarterly report.

				Russell Global Opportunistic Credit Fund 131

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Schaeffler Holding Finance BV				6.900% due 08/12/37	PEN	2,690	983
6.875% due 08/15/18 (Þ)	EUR	1,370	1,624				10,259
5.750% due 11/15/21	EUR	170	206	Philippines - 0.5%
5.750% due 11/15/21 (Þ)	EUR	1,300	1,574	Philippine Government International
Series REGS				Bond
6.875% due 08/15/18	EUR	150	178	4.950% due 01/15/21	PHP	22,000	535
Sensata Technologies BV				9.500% due 02/02/30		2,631	4,466
5.625% due 11/01/24 (Þ)		1,570	1,660	6.250% due 01/14/36	PHP	30,000	799
Suam Finance BV				3.950% due 01/20/40		2,234	2,455
4.875% due 04/17/24 (Þ)		105	107				8,255
Telefonica Europe BV				Poland - 1.2%
6.500% due 12/31/49 (ƒ)	EUR	3,300	4,172	Poland Government Bond
VimpelCom Holdings BV				Zero coupon due 07/25/16	PLN	11,580	3,056
5.200% due 02/13/19 (Þ)		2	2	Series 0418
7.504% due 03/01/22 (Þ)		299	248	3.750% due 04/25/18	PLN	4,200	1,210
5.950% due 02/13/23 (Þ)		95	72	Series 0922
VTR Finance BV				5.750% due 09/23/22	PLN	32,385	11,166
6.875% due 01/15/24 (Þ)		1,300	1,303	Series 1019
Ziggo Bond Finance BV				5.500% due 10/25/19	PLN	8,725	2,760
4.625% due 01/15/25 (Å)	EUR	930	1,069				18,192
			28,834	Romania - 0.6%
Nigeria - 0.2%				Romania Government Bond
Nigeria Government Bond				5.950% due 06/11/21	RON	13,710	4,214
Series 10YR				Series 05YR
16.390% due 01/27/22	NGN	99,600	557	5.900% due 07/26/17	RON	8,830	2,463
Nigeria Government International Bond				Series REGS
6.750% due 01/28/21		1,531	1,474	6.750% due 02/07/22		2,318	2,844
6.375% due 07/12/23 (Þ)		431	396				9,521
14.200% due 03/14/24	NGN	86,830	443	Russia - 2.8%
Series REGS				Russian Federal Bond - OFZ
6.375% due 07/12/23		824	756	Series 6205
			3,626	7.600% due 04/14/21	RUB	12,130	129
Norway - 0.2%				Series 6208
EWOS Holding AS				7.500% due 02/27/19	RUB	320,950	3,666
6.750% due 11/01/20 (Þ)	EUR	1,080	1,153	Series 6210
Series REGS				6.800% due 12/11/19	RUB	38,728	420
6.750% due 11/01/20	EUR	780	833	Series 6211
Republic of Angola Government Bond				7.000% due 01/25/23	RUB	180,400	1,773
7.000% due 08/16/19		1,269	1,231	Series 6212
			3,217	7.050% due 01/19/28	RUB	42,660	388
Panama - 0.6%				Russian Federation International Bond
Panama Government International Bond				4.875% due 09/16/23		2,000	1,686
7.125% due 01/29/26		116	154	Russian Foreign Bond - Eurobond
9.375% due 04/01/29		4,899	7,679	Series REGS
6.700% due 01/26/36		1,421	1,922	7.850% due 03/10/18	RUB	65,000	777
			9,755	5.000% due 04/29/20		3,100	2,745
Paraguay - 0.4%				7.500% due 03/31/30		29,300	29,465
Republic of Paraguay				Russian Government Bond
4.625% due 01/25/23		821	847	6.700% due 05/15/19	RUB	30,070	333
4.625% due 01/25/23 (Þ)		624	643	6.400% due 05/27/20	RUB	14,550	152
6.100% due 08/11/44		4,551	5,000	7.600% due 07/20/22	RUB	45,000	465
			6,490	7.000% due 08/16/23	RUB	176,400	1,746
Peru - 0.7%							43,745
Cementos Pacasmayo SAA				Serbia - 0.2%
4.500% due 02/08/23 (Þ)		196	184	Republic of Serbia International Bond
Peruvian Government International Bond				7.250% due 09/28/21		2,416	2,765
7.350% due 07/21/25		1,434	1,947
8.750% due 11/21/33		3,577	5,678	Singapore - 0.0%
Republic of Peru				ABJA Investment Co. Pte Ltd.
5.700% due 08/12/24	PEN	4,380	1,467	5.950% due 07/31/24		650	662

See accompanying notes which are an integral part of this quarterly report.
132 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Slovenia - 0.3%				Series 5Y
Slovenia Government International Bond				6.300% due 02/14/18	TRY	13,520	5,441
5.250% due 02/18/24 (Þ)		2,231	2,560	Series CPI
Series REGS				3.000% due 07/21/21	TRY	5,220	2,282
5.850% due 05/10/23		1,366	1,615	Turkey Government International Bond
			4,175	7.000% due 03/11/19		4,543	5,219
South Africa - 2.1%				7.500% due 11/07/19		1,122	1,330
Eskom Holdings SOC, Ltd.				7.000% due 06/05/20		3,654	4,288
6.750% due 08/06/23 (Þ)		617	625	6.250% due 09/26/22		2,027	2,356
Series ES26				6.000% due 01/14/41		323	387
7.850% due 04/02/26	ZAR	6,000	517	4.875% due 04/16/43		1,723	1,803
South Africa Government Bond							46,544
8.250% due 03/31/32	ZAR	98,070	8,956	Ukraine - 0.3%
Series 2023				Ukraine Government Infrastructure
7.750% due 02/28/23	ZAR	20,875	1,889	Government Bond
Series R186				9.000% due 12/07/17		3,218	1,609
10.500% due 12/21/26	ZAR	29,570	3,229	Ukraine Government International Bond
Series R207				Series REGS
7.250% due 01/15/20	ZAR	60,981	5,377	6.250% due 06/17/16		2,540	1,375
Series R208				6.580% due 11/21/16		4,396	2,369
6.750% due 03/31/21	ZAR	8,510	733	6.750% due 11/14/17		100	52
Series R213							5,405
7.000% due 02/28/31	ZAR	26,365	2,150	United Kingdom - 1.8%
South Africa Government International
Bond				Arqiva Broadcast Finance PLC
5.500% due 03/09/20		164	180	9.500% due 03/31/20 (Þ)	GBP	1,270	2,099
5.875% due 05/30/22		804	919	Series REGS
				9.500% due 03/31/20	GBP	1,610	2,661
4.665% due 01/17/24		787	835	Iron Mountain Europe PLC
5.875% due 09/16/25		5,422	6,290	6.125% due 09/15/22	GBP	1,000	1,559
Transnet SOC, Ltd.				Iron Mountain, Inc.
9.500% due 05/13/21 (Þ)	ZAR	7,700	692	6.125% due 09/15/22	GBP	2,215	3,453
			32,392	Paragon Offshore PLC
Thailand - 1.0%				6.750% due 07/15/22		3,255	1,562
PTT Exploration and Production Public				Pendragon PLC
Co., Ltd.				6.875% due 05/01/20	GBP	2,500	3,926
4.875% due 12/29/49		741	723	Priory Group No. 3 PLC
Thailand Government Bond				Series REGS
3.250% due 06/16/17	THB	34,300	1,076	7.000% due 02/15/18	GBP	473	738
3.450% due 03/08/19	THB	10,000	319	R&R Ice Cream PLC
3.875% due 06/13/19	THB	212,410	6,925	5.500% due 05/15/20	GBP	300	439
3.650% due 12/17/21	THB	119,250	3,923	R&R Pik PLC
3.850% due 12/12/25	THB	50,830	1,729	9.250% due 05/15/18 (Þ)	EUR	1,265	1,444
3.580% due 12/17/27	THB	26,600	869	Stretford 79 PLC
Series ILB				6.250% due 07/15/21	GBP	910	1,024
1.200% due 07/14/21	THB	24,685	712	Tullow Oil PLC
			16,276	6.000% due 11/01/20 (Þ)		1,600	1,344
Trinidad and Tobago - 0.1%				Vedanta Resources PLC
Republic of Trinidad & Tobago				6.000% due 01/31/19		200	179
4.375% due 01/16/24 (Þ)		1,455	1,548	6.000% due 01/31/19 (Þ)		437	391
				8.250% due 06/07/21 (Þ)		600	543
Turkey - 3.0%				Virgin Media Finance PLC
Republic of Turkey International Bond				4.875% due 02/15/22		1,000	941
6.750% due 05/30/40		1,155	1,501	7.000% due 04/15/23 (Þ)	GBP	1,200	1,962
6.625% due 02/17/45		2,317	3,007	Series REGS
Turkey Government Bond				7.000% due 04/15/23	GBP	120	196
10.400% due 03/27/19	TRY	15,500	7,141	Virgin Media Investment Holdings, Ltd.
7.100% due 03/08/23	TRY	6,410	2,612	Term Loan
8.800% due 09/27/23	TRY	1,743	789	3.500% due 06/07/20 (Ê)		1,250	1,229
9.000% due 07/24/24	TRY	4,440	2,056	Vougeot Bidco PLC
Series 5YR				7.875% due 07/15/20 (Þ)	GBP	160	253
9.000% due 03/08/17	TRY	14,865	6,332

				See accompanying notes which are an integral part of this quarterly report.
				Russell Global Opportunistic Credit Fund 133

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series REGS				AssuredPartners Capital, Inc. 2nd Lien
7.875% due 07/15/20	GBP	1,390	2,198	Term Loan
			28,141	7.750% due 04/02/22	998	960
United States - 33.7%				Asurion LLC 2nd Lien Term Loan
24 Hour Holdings III LLC				8.500% due 03/03/21 (Ê)	2,760	2,726
8.000% due 06/01/22 (Þ)		3,030	2,469	Asurion LLC Term Loan B2
4L Technologies, Inc. Term Loan				4.250% due 07/08/20 (Ê)	990	968
5.500% due 05/08/20 (Ê)		998	965	Audatex NA, Inc.
ABG Intermediate Holdings 2, LLC 1st				6.000% due 06/15/21 (Þ)	1,845	1,919
Lien Term Loan				Axalta Coating Systems US Holdings,
5.500% due 05/27/21		1,323	1,318	Inc. / Axalta Coating Systems Dutch
ABG Intermediate Holdings 2, LLC 2nd				Holding B
Lien Term Loan				5.750% due 02/01/21 (Þ)	730	868
9.000% due 05/27/22		500	501	Series REGS
Ability Network, Inc. 1st Lien Term Loan				5.750% due 02/01/21	1,875	2,230
6.000% due 05/14/21 (Ê)		746	739	Belden, Inc.
ACCO Brands Corp.				5.500% due 04/15/23	720	851
6.750% due 04/30/20		3,290	3,504	5.500% due 04/15/23 (Þ)	755	893
ADT Corp.				Berlin Packaging LLC 2nd Lien Term
6.250% due 10/15/21		2,000	2,119	Loan
ADT Corp. (The)				7.750% due 09/24/22	1,520	1,500
5.250% due 03/15/20		1,225	1,243	Bill Barrett Corp.
Affinion Group, Inc. Term Loan B				7.625% due 10/01/19	1,900	1,748
6.750% due 04/30/18 (Ê)		968	902	BioScrip, Inc. Term Loan
Albertson's LLC Term Loan B4				6.500% due 07/31/20 (Ê)	166	165
5.500% due 08/25/21 (Ê)		1,000	997	BioScrip, Inc. Term Loan B
Albertson's LLC Term Loan B4-1				6.500% due 07/31/20 (Ê)	277	276
4.500% due 08/25/21		500	499	BMC Software Finance, Inc. Term Loan
Alpha Natural Resources, Inc.				5.000% due 09/10/20 (Ê)	955	924
6.000% due 06/01/19		1,275	344	Brazil Loan Trust 1
Alphabet Holding Co., Inc.				5.477% due 07/24/23 (Þ)	2,221	2,243
7.750% due 11/01/17		2,760	2,394	BreitBurn Energy Partners, LP /
				BreitBurn Finance Corp.
American Airlines, Inc. Exit Term Loan				8.625% due 10/15/20	450	318
3.750% due 06/27/19 (Ê)		990	981
American Builders & Contractors Supply				7.875% due 04/15/22	3,860	2,470
Co., Inc.				Brickman Group, Ltd. LLC 2nd Lien
5.625% due 04/15/21 (Þ)		3,500	3,535	Term Loan
American Pacific Corp. 1st Lien Term				7.500% due 12/18/21	500	489
Loan B				Building Materials Corp. of America
7.000% due 02/27/19 (Ê)		993	984	5.375% due 11/15/24 (Þ)	2,555	2,593
AmeriGas Finance LLC / AmeriGas				BWAY Holding Co. Term Loan B
Finance Corp.				5.500% due 08/14/20 (Ê)	1,244	1,246
7.000% due 05/20/22		3,115	3,263	Cablevision Systems Corp.
Amsurg Corp.				5.875% due 09/15/22	300	305
5.625% due 11/30/20		1,000	1,023	Caesars Entertainment Corp. 1st Lien
5.625% due 07/15/22 (Þ)		5,975	6,176	Term Loan B
Ancestry.com, Inc.				7.000% due 10/11/20 (Ê)	1,982	1,888
9.625% due 10/15/18 (Þ)		2,830	2,660	Caesars Entertainment Operating Co.,
11.000% due 12/15/20		3,620	3,928	Inc.
				11.250% due 06/01/17 (Ø)	7,485	5,689
Ancestry.com, Inc. Term Loan				Caesars Entertainment Operating Co.,
4.500% due 12/28/18 (Ê)		1,485	1,472	Inc. Term Loan B4
Apex Tool Group LLC				10.500% due 10/31/16 (Ê)	289	259
7.000% due 02/01/21 (Þ)		4,065	3,537	California Resources Corp.
Arch Coal, Inc. Term Loan B				5.500% due 09/15/21 (Þ)	2,285	1,919
6.250% due 05/16/18 (Ê)		2,344	1,674	Calpine Construction Finance Co., LP
Arctic Glacier U.S.A., Inc. Term Loan				1st Lien Term Loan B2
5.000% due 05/13/19 (Ê)		990	969	3.250% due 01/31/22 (Ê)	1,985	1,927
Ashtead Capital, Inc.				Calpine Corp.
6.500% due 07/15/22 (Þ)		2,310	2,495	5.375% due 01/15/23	850	858
5.625% due 10/01/24		455	472	5.500% due 02/01/24	700	701
AssuredPartners Capital, Inc. 1st Lien				CareCore National LLC Bank Loan
Term Loan				5.500% due 03/06/21 (Ê)	1,835	1,827
4.500% due 04/02/21		998	979

See accompanying notes which are an integral part of this quarterly report.

134 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Carlson Travel Holdings, Inc.			CPG International, Inc. 1st Lien Term
7.500% due 08/15/19 (Þ)	2,800	2,814	Loan B
CCO Holdings LLC / CCO Holdings			4.750% due 09/30/20 (Ê)	1,383	1,359
Capital Corp.			CPI Buyer LLC Second Lien Term Loan
6.500% due 04/30/21	470	495	8.500% due 07/18/22	3,150	3,103
CCOH Safari LLC			CROWN Americas LLC Term Loan B
5.500% due 12/01/22	1,760	1,784	3.250% due 10/22/21	250	251
CDW LLC / CDW Finance Corp.			Crowne Group LLC Term Loan
6.000% due 08/15/22	2,050	2,153	6.000% due 09/29/20	499	489
Celanese US Holdings LLC			CSC Holdings LLC
3.250% due 10/15/19	1,840	2,148	6.750% due 11/15/21	700	784
Cemex Finance LLC			5.250% due 06/01/24 (Þ)	350	351
9.375% due 10/12/22 (Þ)	247	272	CWGS Group LLC 1st Lien Term Loan B
Cengage Learning Acquisitions, Inc. 1st			5.750% due 02/20/20 (Ê)	994	992
Lien Term Loan			DBP Holding Corp.
7.000% due 03/31/20 (Ê)	5,070	5,035	7.750% due 10/15/20 (Þ)	1,565	1,338
Central Garden and Pet Co.			Denali Borrower LLC / Denali Finance
8.250% due 03/01/18	1,450	1,479	Corp.
Century Aluminum Co.			5.625% due 10/15/20 (Þ)	4,255	4,553
7.500% due 06/01/21 (Þ)	4,040	4,192	Denbury Resources, Inc.
Cequel Communications Holdings I, LLC			6.375% due 08/15/21	1,130	1,051
5.125% due 12/15/21	2,450	2,395	5.500% due 05/01/22	1,405	1,236
Charming Charlie, Inc. Term Loan B			Dialysis Newco, Inc. 2nd Lien Term
9.000% due 12/24/19 (Ê)	186	183	Loan
Charter Commercial Operating LLC			7.750% due 10/25/21 (Ê)	1,630	1,614
Term Loan G			DISH DBS Corp.
4.250% due 09/12/21 (Ê)	3,250	3,263	5.875% due 07/15/22	1,410	1,424
Checkout Holding Corp. 1st Lien Term			Dynegy Finance I, Inc. / Dynegy Finance
Loan B			II Inc
4.500% due 04/09/21 (Ê)	1,990	1,891	6.750% due 11/01/19 (Þ)	2,500	2,569
Checkout Holding Corp. 2nd Lien Term			Dynegy, Inc.
Loan			5.875% due 06/01/23	80	76
7.750% due 04/09/22 (Ê)	750	673	Eco Services Term Loan
Chrysler Group LLC 1st Lien Term			4.750% due 10/08/21	750	744
Loan B			Educational Management Corp. Term
3.250% due 12/31/18 (Ê)	1,494	1,481	Loan A
Chrysler Group LLC Term Loan B			5.500% due 07/02/20	160	148
3.500% due 05/24/17 (Ê)	742	739	Educational Management Corp. Term
CHS/Community Health Systems, Inc.			Loan B
6.875% due 02/01/22	4,960	5,268	8.500% due 07/02/20	266	216
Cincinnati Bell, Inc. 1st Lien Term			Emerald 3, Ltd. 2nd Lien Term Loan
Loan B			8.000% due 05/09/22	800	768
4.000% due 09/10/20 (Ê)	1,247	1,233	Emerald Performance Materials, LLC
CITGO Petroleum Corp.			Second Lien Term Loan
6.250% due 08/15/22 (Þ)	2,015	1,955	7.750% due 08/01/22 (Ê)	250	243
Clear Channel Worldwide Holdings, Inc.			Emerald US, Inc. Term Loan
6.500% due 11/15/22	5,070	5,171	5.000% due 05/09/21	1,000	958
Series A			Endo Finance LLC
7.625% due 03/15/20	1,690	1,758	5.750% due 01/15/22 (Þ)	1,520	1,543
Cleaver-Brooks, Inc.			Energy XXI Gulf Coast, Inc.
8.750% due 12/15/19 (Þ)	940	980	6.875% due 03/15/24	985	433
Community Health Systems, Inc. Term			EnergySolutions LLC Term Loan
Loan D			6.750% due 05/29/20 (Ê)	1,407	1,404
4.250% due 01/27/21 (Ê)	2,236	2,234	Envision Acquisition Co. LLC 2nd Lien
Connolly Corp. 2nd Lien Term Loan			Term Loan
8.000% due 05/14/22 (Ê)	3,570	3,519	9.750% due 11/04/21 (Ê)	340	337
Consolidated Communications, Inc. Term			Extreme Reach, Inc. 1st Lien Term
Loan B			Loan B
4.250% due 12/23/20 (Ê)	990	983	6.750% due 02/07/20	1,588	1,580
ConvergeOne Holdings Corp. 1st Lien			FairPoint Communications, Inc. Term
Term Loan			Loan
6.000% due 06/17/20 (Ê)	249	246	7.500% due 02/14/19 (Ê)	324	323
Cott Beverages, Inc.			Fieldwood Energy LLC 2nd Lien Term
5.375% due 07/01/22	2,175	1,952	Loan

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 135

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.375% due 09/30/20	2,335	1,394	7.875% due 10/01/21 (Þ)	2,220	2,220
First Data Corp.			Hyperion Insurance Group Term Loan B
8.250% due 01/15/21 (Þ)	5,080	5,417	5.750% due 10/04/19	997	991
First Data Corp. Term Loan			Ikaria, Inc. 1st Lien Term Loan
3.668% due 03/24/18 (Ê)	500	490	5.000% due 02/12/21 (Ê)	1,467	1,461
First Quality Finance Co., Inc.			Ikaria, Inc. 2nd Lien Term Loan
4.625% due 05/15/21 (Þ)	1,410	1,297	8.750% due 02/12/22 (Ê)	500	501
Fitness International LLC Term Loan B			INC Research LLC Term Loan B
5.500% due 07/01/20 (Ê)	746	711	4.500% due 11/13/21	500	499
Foresight Energy LLC / Foresight Energy			Inmar, Inc. 1st Lien Term Loan
Corp.			4.250% due 01/27/21 (Ê)	995	961
7.875% due 08/15/21 (Þ)	10,440	9,892	Interactive Data Corp. Term Loan
FPC Holdings Inc First Lien			4.750% due 05/02/21 (Ê)	1,493	1,485
5.250% due 11/27/19 (Ê)	742	726	Intrawest Operations Group, LLC Term
FPC Holdings, Inc. 2nd Lien Term Loan			Loan
9.250% due 05/19/20 (Å)	2,000	1,920	5.500% due 12/09/20	1,975	1,975
Freescale Semiconductor, Ltd. Term			Intrepid Aviation Group Holdings
Loan			6.875% due 02/15/19	1,985	1,930
4.250% due 03/01/20 (Ê)	743	731	Isle of Capri Casinos, Inc.
Frontier Communications Corp.			8.875% due 06/15/20	1,223	1,293
7.625% due 04/15/24	1,340	1,417	Jaguar Holding Co. I
General Cable Corp.			9.375% due 10/15/17 (Þ)	4,260	4,345
5.750% due 10/01/22	320	259	Jarden Corp.
GENEX Holdings, Inc. 1st Lien Term			3.750% due 10/01/21 (Þ)	1,845	2,189
Loan			JBS USA LLC / JBS USA Finance, Inc.
5.250% due 05/30/21	995	996	8.250% due 02/01/20 (Þ)	635	668
Getty Images, Inc. Term Loan B			7.250% due 06/01/21 (Þ)	2,900	2,987
4.750% due 10/18/19 (Ê)	2,516	2,271	5.875% due 07/15/24	120	116
Global Brass and Copper, Inc.			KLX, Inc.
9.500% due 06/01/19	1,570	1,676	5.875% due 12/01/22 (Þ)	1,020	1,007
Global TIP Finance B.V. Term Loan			Laredo Petroleum, Inc.
6.500% due 10/23/20 (Ê)	1,429	1,422	5.625% due 01/15/22	2,200	1,947
Goodyear Tire & Rubber Co. (The)			Legacy Reserves, LP / Legacy Reserves
6.500% due 03/01/21	1,855	1,992	Finance Corp.
7.000% due 05/15/22	1,230	1,331	8.000% due 12/01/20	510	430
Gray Television, Inc. Term Loan B			6.625% due 12/01/21	2,200	1,716
3.750% due 06/13/21 (Ê)	893	880	6.625% due 12/01/21 (Þ)	830	647
GTCR Valor Cos., Inc. 1st Lien Term
Loan			Level 3 Communications, Inc.
6.000% due 05/30/21 (Ê)	996	971	5.750% due 12/01/22 (Þ)	850	856
			Level 3 Escrow II, Inc.
H&E Equipment Sevices, Inc.			5.375% due 08/15/22 (Þ)	2,120	2,152
7.000% due 09/01/22	390	371
			Level 3 Financing, Inc.
Harbinger Group, Inc.			7.000% due 06/01/20	915	974
7.875% due 07/15/19	1,387	1,463	6.125% due 01/15/21	965	1,001
7.750% due 01/15/22	5,813	5,842	Level 3 Financing, Inc. 1st Lien Term
7.750% due 01/15/22 (Þ)	3,580	3,598	Loan B
Harland Clarke Holdings Corp. Term			4.500% due 01/31/22 (Ê)	1,000	1,000
Loan B4			Linn Energy LLC / Linn Energy Finance
6.000% due 08/04/19 (Ê)	1,958	1,956	Corp.
HCA Holdings, Inc.			6.500% due 05/15/19	2,645	2,056
6.250% due 02/15/21	1,740	1,888	6.250% due 11/01/19	725	553
HCA, Inc.			Lonestar Resources America, Inc.
5.375% due 02/01/25	2,960	3,041	8.750% due 04/15/19 (Þ)	1,010	697
Heartland Dental Care LLC Term Loan			LTS Buyer LLC 2nd Lien Term Loan
9.750% due 06/21/19	2,200	2,175	8.000% due 04/01/21 (Ê)	100	98
Heartland Dental Care LLC Term Loan			M/A-COM Technology Solutions
B1			Holdings, Inc. Term Loan
5.500% due 12/21/18 (Ê)	2,402	2,369	4.500% due 05/08/21	634	636
HGIM Corp. Term Loan B			McJunkin Red Man Corp. 1st Lien Term
5.500% due 06/18/20 (Ê)	744	476	Loan B
HJ Heinz Co.			5.000% due 11/09/19 (Ê)	2,634	2,407
4.875% due 02/15/25 (Å)	1,750	1,754	Meccanica Holdings USA, Inc.
HUB International, Ltd.			6.250% due 07/15/19 (Þ)	965	1,057

See accompanying notes which are an integral part of this quarterly report.

136 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Medpace Holdings, Inc. 1st Lien Term			8.000% due 08/14/22	250	248
Loan B			Oasis Petroleum, Inc.
4.750% due 04/01/21	896	887	6.875% due 01/15/23	1,920	1,757
Memorial Production Partners, LP /			Opal Acquisition, Inc.
Memorial Production Finance Corp.			8.875% due 12/15/21 (Þ)	470	480
7.625% due 05/01/21	3,600	3,231	Opal Acquisition, Inc. 1st Lien Term
6.875% due 08/01/22 (Þ)	290	247	Loan B
Mercer International, Inc.			5.000% due 11/27/20 (Ê)	357	352
7.000% due 12/01/19 (Þ)	1,680	1,714	Open Text Corp. Term Loan B
7.750% due 12/01/22 (Þ)	1,050	1,079	3.250% due 01/04/21	990	989
Mergermarket USA, Inc. 1st Lien Term			Optima Specialty Steel, Inc.
Loan			12.500% due 12/15/16 (Þ)	2,030	2,106
4.500% due 02/04/21 (Ê)	993	937	12.000% due 12/30/16	7,400	7,400
Milacron LLC / Mcron Finance Corp.			16.000% due 12/30/16 (Å)	1,950	2,106
7.750% due 02/15/21 (Þ)	1,610	1,646
Millennium Laboratories, Inc. Term			Orbitz Worldwide, Inc. Term Loan B
			4.500% due 04/15/21	993	987
Loan B			P2 Newco Acquisition Inc. 2nd Lien
5.250% due 04/16/21 (Ê)	996	991
Mitchell International, Inc. 1st Lien			Term Loan
Term Loan			9.500% due 10/22/21 (Ê)	750	728
4.500% due 10/12/20	743	733	Party City Holdings, Inc.
Mitchell International, Inc. 2nd Lien			8.875% due 08/01/20	780	842
Term Loan			Peabody Energy Corp.
8.500% due 10/11/21 (Ê)	500	493	6.000% due 11/15/18	920	738
Mood Media Corp. Term Loan			6.500% due 09/15/20	330	252
7.000% due 05/01/19	1,742	1,702	6.250% due 11/15/21	3,480	2,610
MPG Holdco I, Inc. Term Loan B			Penn Virginia Resource Partners, LP
4.250% due 10/20/21	744	744	/ Penn Virginia Resource Finance
MPH Acquisition Holdings LLC			Corp.
6.625% due 04/01/22 (Þ)	1,490	1,546	6.500% due 05/15/21	725	774
MSC Software Corp. 1st Lien Term Loan			PFS Acquisition LLC 2nd Lien Term
5.000% due 05/29/20 (Ê)	1,493	1,493	Loan
National Mentor Holdings, Inc. Term			8.250% due 01/31/22 (Ê)	2,090	1,202
Loan			PFS Holding Corp.
4.750% due 01/31/21 (Ê)	283	278	Zero Coupon due 01/31/21 (Ê)(v)	998	817
National Vision, Inc. Term Loan			PGX Holdings, Inc. 1st Lien Term Loan
Zero Coupon due 03/13/22 (Ê)(v)	380	358	6.250% due 09/29/20	497	494
			Pharmedium Healthcare Corp. 2nd Lien
Natural Resource Partners LP			Term Loan
9.125% due 10/01/18	1,175	1,125	7.750% due 01/28/22 (Ê)	1,940	1,908
Neiman Marcus Group, Ltd. LLC
8.750% due 10/15/21 (Þ)	1,990	2,080	PHI, Inc.
Neuberger Berman Group LLC /			5.250% due 03/15/19	1,920	1,670
Neuberger Berman Finance Corp.			Physio-Control International, Inc.
5.875% due 03/15/22 (Þ)	635	674	9.875% due 01/15/19 (Þ)	1,062	1,134
North Atlantic Trading Co., Inc. 1st Lien			Pilot Travel Centers LLC Term Loan B
Term Loan B			4.250% due 10/03/21 (Ê)	2,244	2,250
7.750% due 01/13/20	6	5	Pinnacle Entertainment, Inc.
8.750% due 01/13/20 (Ê)	2,678	2,615	7.500% due 04/15/21	1,500	1,560
Novitex Acquisition Term Loan B2			6.375% due 08/01/21	1,230	1,261
7.500% due 07/07/20	249	237	7.750% due 04/01/22	1,125	1,178
NRG Energy, Inc.			Pipeline Supply and Service LLC Term
6.250% due 07/15/22	1,500	1,541	Loan B
6.625% due 03/15/23	2,440	2,531	5.500% due 01/28/20	496	386
NTELOS Inc Term Loan B			Pittsburgh Glass Works LLC
5.750% due 11/09/19 (Ê)	992	865	8.000% due 11/15/18 (Þ)	1,395	1,479
Nuance Communications, Inc.			Planet Fitness Holdings LLC Term Loan
5.375% due 08/15/20 (Þ)	3,950	3,990	4.750% due 03/10/21	1,077	1,053
Numericable U.S. LLC 1st Lien Term			Plastipak Holdings, Inc.
Loan B1			6.500% due 10/01/21 (Þ)	1,180	1,177
4.500% due 05/21/20 (Ê)	603	600	Polymer Group, Inc.
Numericable U.S. LLC 1st Lien Term			7.750% due 02/01/19	2,048	2,120
Loan B2			Portillo's Holdings, LLC First Lien Term
4.500% due 05/21/20 (Ê)	522	519	Loan
NVA Holdings, Inc. 2nd Lien Term Loan			4.750% due 08/01/21 (Ê)	748	737

			See accompanying notes which are an integral part of this quarterly report.

			Russell Global Opportunistic Credit Fund 137

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Portillo's Holdings, LLC Second Lien			6.000% due 10/18/20 (Ê)	2,228	2,197
Term Loan			Sequa Corp.
8.000% due 08/01/22 (Ê)	250	245	7.000% due 12/15/17 (Þ)	2,540	2,248
Post Holdings, Inc.			SGH Escrow Corp.
6.000% due 12/15/22	1,815	1,733	10.000% due 01/15/19 (Þ)	4,080	3,978
PowerTeam Services, LLC 2nd Lien			Shale-Inland Holdings LLC / Shale-
Term Loan			Inland Finance Corp.
8.250% due 11/06/20 (Ê)	500	483	8.750% due 11/15/19 (Þ)	2,030	1,847
Preferred Proppants LLC Term Loan			Signode Industrial Group US, Inc. 1st
6.750% due 08/12/20	499	397	Lien Term Loan B
Premier Foods Finance PLC			3.750% due 04/08/21	1,250	1,212
6.500% due 03/15/21	950	1,325	Sinclair Television Group, Inc.
Presidio, Inc. Term 1st Lien Loan B			5.375% due 04/01/21	465	466
5.000% due 03/31/17 (Ê)	633	630	6.375% due 11/01/21	665	688
PSPC Escrow Corp.			SIRVA Worldwide, Inc. Term Loan
6.000% due 02/01/23 (Å)	810	926	7.500% due 03/27/19 (Ê)	1,474	1,459
Qualitytech, LP/QTS Finance Corp.			Six Flags Entertainment Corp.
5.875% due 08/01/22 (Þ)	2,150	2,177	5.250% due 01/15/21 (Þ)	3,310	3,351
Radio One, Inc. Term Loan B			Skillsoft 2nd Lien Term Loan
7.500% due 03/31/16	500	498	9.250% due 04/22/22	3,080	2,795
RCN Telecom Services LLC / RCN			Smithfield Foods, Inc.
Capital Corp.			6.625% due 08/15/22	2,200	2,332
8.500% due 08/15/20 (Þ)	330	350	SourceHOV LLC 1st Lien Term Loan B
Regency Energy Partners, LP / Regency			7.750% due 10/31/19	1,000	943
Energy Finance Corp.			Spansion LLC Term Loan B
5.875% due 03/01/22	2,030	2,223	3.750% due 12/19/19 (Ê)	1,485	1,465
Renaissance Learning, Inc. Term Loan			Spectrum Brands, Inc. Term Loan C
4.500% due 04/09/21 (Ê)	993	954	3.500% due 09/04/19 (Ê)	1,244	1,236
Rent-A-Center, Inc.			Sprint Communications, Inc.
6.625% due 11/15/20	3,100	2,976	7.000% due 08/15/20	110	111
RentPath, Inc. 1st Lien Term Loan			6.000% due 11/15/22	1,335	1,245
6.250% due 12/10/21	2,000	1,960
			Sprint Corp.
Rex Energy Corp.			7.250% due 09/15/21	3,815	3,809
6.250% due 08/01/22 (Þ)	2,220	1,709	Steak N' Shake Operations, Inc. Term
Reynolds Group Issuer, Inc. / Reynolds			Loan
Group Issuer LLC / Reynolds Group			4.750% due 03/19/21 (Ê)	744	729
Issuer Lu
5.750% due 10/15/20	2,065	2,111	Stena International SA Term Loan B
			4.000% due 03/03/21	1,489	1,258
6.875% due 02/15/21	5	5	Stone Energy Corp.
8.250% due 02/15/21	1,000	1,016	7.500% due 11/15/22	1,805	1,570
Rite Aid Corp.			Stuart Weitzman Acquisition Co LLC
6.750% due 06/15/21	1,670	1,745	Term Loan
Roundy's Supermarkets, Inc. 1st Lien			4.500% due 03/04/20 (Ê)	746	738
Term Loan B			Suburban Propane Partners, LP/
5.750% due 03/03/21 (Ê)	967	892	Suburban Energy Finance Corp.
Rovi Solutions Corp. Syndicated Loans			7.375% due 08/01/21	2,200	2,326
Term Loan B			Summit Materials LLC / Summit
3.750% due 07/02/21	995	975	Materials Finance Corp.
RP Crown Parent LLC Term Loan			10.500% due 01/31/20	2,184	2,413
6.000% due 12/21/18	990	939	SunCoke Energy Partners, LP / SunCoke
RPI Finance Trust Term Loan B4			Energy Partners Finance Corp.
3.500% due 11/09/20	1,000	999	Series !44a
RR Donnelley & Sons Co.			7.375% due 02/01/20 (Å)	1,415	1,457
6.000% due 04/01/24	1,700	1,708	Suncoke Energy Partnership LP/FI
Ryerson, Inc. / Joseph T Ryerson & Son			7.375% due 02/01/20	810	834
Inc			Sungard Availability Services Capital,
9.000% due 10/15/17	2,430	2,473	Inc. 1st Lien Term Loan B
Sabine Pass Liquefaction LLC			6.000% due 03/31/19 (Ê)	1,489	1,246
5.625% due 02/01/21	3,627	3,631	TCH-2 Holdings LLC 1st Lien Term
Scientific Games International, Inc.			Loan
6.250% due 09/01/20	3,780	2,646	5.500% due 05/12/21 (Ê)	398	390
Scientific Games International, Inc. Term			TCH-2 Holdings LLC 2nd Lien Term
Loan B1			Loan
			8.750% due 11/12/21 (Ê)	500	480
See accompanying notes which are an integral part of this quarterly report.

138 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tempur Sealy International, Inc.			6.750% due 08/15/21 (Þ)	1,175	1,237
6.875% due 12/15/20	2,660	2,853	Vertellus Specialties, Inc. Term Loan B
Tesoro Logistics, LP / Tesoro Logistics			10.500% due 10/31/19	374	358
Finance Corp.			Veyance Technologies, Inc. Term Loan
5.500% due 10/15/19 (Þ)	1,890	1,916	5.250% due 09/08/17 (Ê)	923	920
The Active Network, Inc. 1st Lien Term			Vince, LLC 1st Lien Term Loan B
Loan			5.750% due 11/27/19	457	454
5.500% due 11/15/20 (Ê)	1,243	1,199	Virgin Media Secured Finance PLC
Time, Inc.			6.000% due 04/15/21	280	445
5.750% due 04/15/22 (Þ)	2,835	2,736	Visant Corp. Term Loan
T-Mobile USA, Inc.			7.000% due 09/23/21	998	974
5.250% due 09/01/18	270	279	Walker & Dunlop, Inc. Term Loan B
6.542% due 04/28/20	130	135	5.250% due 12/20/20 (Ê)	990	992
6.633% due 04/28/21	1,015	1,054	Walter Investment Management Corp.
6.000% due 03/01/23	1,805	1,846	7.875% due 12/15/21	1,805	1,518
TMS International Corp.			Washington Inventory Service 2nd Lien
7.625% due 10/15/21 (Þ)	2,420	2,408	Term Loan
TNT Crane & Rigging Inc. 1st Lien Term			10.250% due 06/18/19	2,600	2,548
Loan			WESCO Distribution, Inc.
5.500% due 11/27/20	990	888	5.375% due 12/15/21	1,590	1,602
TNT Crane & Rigging Inc. 2nd Lien			West Corp.
Term Loan			5.375% due 07/15/22	2,390	2,288
10.000% due 11/27/21 (Ê)	250	220	William Morris Endeavor Entertainment
Tower Development Corp. Term Loan			LLC
6.750% due 01/02/17 (Å)	2,580	2,580	5.250% due 05/06/21 (Ê)	1,493	1,453
Toys "R" Us Property Co. I LLC Term			Windstream Corp.
Loan B			7.750% due 10/01/21	575	584
6.000% due 08/21/19	1,743	1,683	7.500% due 04/01/23	620	615
TransDigm, Inc.
5.500% due 10/15/20	4,280	4,200	WMG Acquisition Corp.
			6.750% due 04/15/22 (Þ)	4,020	3,623
6.000% due 07/15/22	710	708	Series REGS
6.500% due 07/15/24	530	537	6.250% due 01/15/21	1,602	1,865
Tronox Finance LLC			Zebra Technologies Corp.
6.375% due 08/15/20	1,770	1,752	7.250% due 10/15/22 (Þ)	3,440	3,689
TV Borrower U.S. LLC Term Loan B			Zebra Technologies Corp. Term Loan B
6.000% due 07/08/21	998	975	4.750% due 09/30/21	3,000	3,015
TWCC Holding Corp. 2nd Lien Term
Loan					522,284
7.000% due 06/26/20 (Ê)	1,000	930	Uruguay - 0.4%
Twin River Management Group, Inc.			Uruguay Government International Bond
5.250% due 07/10/20	974	972	4.500% due 08/14/24	2,335	2,556
U.S. Renal Care, Inc. 2nd Lien Term			5.100% due 06/18/50	3,043	3,309
Loan					5,865
8.500% due 07/03/20	910	908	Venezuela, Bolivarian Republic of - 1.7%
United Rentals NA, Inc.			Petroleos de Venezuela SA
7.625% due 04/15/22	2,045	2,249	9.000% due 11/17/21	3,412	1,199
United Surgical Partners International,			6.000% due 05/16/24	10,435	3,287
Inc.			6.000% due 11/15/26	746	228
9.000% due 04/01/20	2,070	2,215	9.750% due 05/17/35	2,232	795
Univision Communications, Inc.
6.875% due 05/15/19 (Þ)	1,870	1,949	Series REGS
			5.250% due 04/12/17	2,648	981
6.750% due 09/15/22 (Þ)	104	113	8.500% due 11/02/17	16,887	9,651
US Foods, Inc.			Venezuela Government International
8.500% due 06/30/19	10,140	10,685	Bond
US Shipping Corp. Term Loan			5.750% due 02/26/16	7,917	4,532
5.500% due 04/30/18	465	456	7.750% due 10/13/19	9,067	2,969
UTEX Industries, Inc. 1st Lien Term			8.250% due 10/13/24	1,022	335
Loan B
5.000% due 05/22/21 (Ê)	1,194	1,087	Series REGS
UTEX Industries, Inc. 2nd Lien Term			13.625% due 08/15/18	1,024	469
Loan B			12.750% due 08/23/22	795	298
8.250% due 05/22/22 (Ê)	1,910	1,700	11.950% due 08/05/31	2,999	1,087
Valeant Pharmaceuticals International					25,831

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 139

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair	Principal	Fair
	Amount ($)			Value	Amount ($)	Value
	or Shares			$	or Shares	$
Virgin Islands, British - 0.6%
Sinochem Offshore Capital Company					Total Investments 97.4%
3.250% due 04/29/19 (Þ)		1,707		1,735	(identified cost $1,605,751)	1,511,358
Sinochem Overseas Capital Co., Ltd.
4.500% due 11/12/20 (Þ)		6,446		6,854
Series REGS					Other Assets and Liabilities, Net
4.500% due 11/12/20		353		375	- 2.6%	41,042
Sinopec Capital 2013, Ltd.					Net Assets - 100.0%	1,552,400
3.125% due 04/24/23 (Þ)		373		367
				9,331
Total Long-Term Fixed Income
Investments
(cost $1,449,873)				1,357,052

Preferred Stocks - 0.0%
United States - 0.0%
Educational Management Corp.(Æ)		8,037		92

Total Preferred Stocks
(cost $189)				92

Warrants & Rights - 0.0%
United States - 0.0%
Educational Management Corp.(Æ)
2021 Warrants		1,564,221		—

Total Warrants & Rights
(cost $—)				—

Short-Term Investments - 10.0%
Argentina - 0.1%
Argentina Boden Bonds
7.000% due 10/03/15		1,933		1,943
Brazil - 0.2%
Brazil Letras do Tesouro Nacional
Series LTN
Zero coupon due 01/01/16	BRL	6,400		2,137
Colombia - 0.2%
Colombia Government International
Bond
12.000% due 10/22/15	COP	7,150,000		3,077
Luxembourg - 0.1%
Gazprom OAO Via Gaz Capital SA
4.300% due 11/12/15 (Þ)		841		831
Mexico - 0.2%
Mexican Bonos
Series M
6.000% due 06/18/15	MXN	48,640		3,280
South Africa - 0.0%
Republic of South Africa Government
Bonds
13.500% due 09/15/15	ZAR	1,780		160
Ukraine - 0.0%
Ukraine Government International Bond
Series REGS
4.950% due 10/13/15	EUR	780		503
United States - 9.2%
Russell U.S. Cash Management Fund		142,283,280	(8)	142,283
Total Short-Term Investments
(cost $155,689)				154,214

See accompanying notes which are an integral part of this quarterly report.

140 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
1.3%
Corp. Nacional del Cobre de Chile	10/28/14		3,577,000		103.65	3,707	3,627
FPC Holdings, Inc. 2nd Lien Term Loan	05/03/13		2,000,000		98.00	1,960	1,920
HJ Heinz Co.	01/26/15		1,750,000		100.00	1,750	1,754
KazMunayGas National Co.	01/07/15		2,276,000		81.17	1,847	1,866
Open Text Corp.	01/12/15		1,525,000		100.00	1,525	1,567
Optima Specialty Steel, Inc.	01/31/13		1,950,000		98.87	1,928	2,106
Petroleos Mexicanos	01/15/15		624,000		99.27	619	638
PSPC Escrow Corp.	01/23/15	EUR	810,000		112.09	908	926
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.	01/13/15		1,415,000		101.99	1,443	1,457
Tower Development Corp. Term Loan	10/29/14		2,580,000		99.25	2,561	2,580
Valeant Pharmaceuticals International, Inc.	01/15/15		300,000		100.00	300	307
Ziggo Bond Finance BV	01/14/15	EUR	930,000		117.90	1,096	1,069
							19,817
For a description of restricted securities see note 8 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
	Number of		Notional		Expiration		(Depreciation)
	Contracts		Amount		Date		$
Long Positions
United States 5 Year Treasury Note Futures		487	USD	59,094	03/15		1,120
United States Treasury Long Bond Futures		182	USD	27,533	03/15		1,755
Short Positions
United States 2 Year Treasury Note Futures		360	USD	79,116	03/15		(306)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							2,569

Foreign Currency Exchange Contracts
Amounts in  thousands

							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
	Counterparty		Sold		Bought	Settlement Date	$
Bank of America		USD	364	BRL	969	02/03/15	(3)
Bank of America		USD	380	BRL	1,031	02/03/15	4
Bank of America		USD	1,050	BRL	2,838	02/03/15	8
Bank of America		USD	120	MXN	1,761	02/12/15	(3)
Bank of America		USD	2,029	MXN	30,419	02/12/15	(1)
Bank of America		USD	5,420	MYR	19,532	02/12/15	(40)
Bank of America		USD	74	PEN	223	02/12/15	(1)
Bank of America		USD	3,563	RON	12,753	02/10/15	(313)
Bank of America		USD	695	RON	2,763	02/12/15	9
Bank of America		USD	1,210	RUB	78,469	02/12/15	(77)
Bank of America		USD	2,069	RUB	130,894	02/12/15	(179)
Bank of America		BRL	969	USD	360	02/03/15	(1)
Bank of America		BRL	1,031	USD	387	02/03/15	3
Bank of America		BRL	2,838	USD	1,066	02/03/15	8
Bank of America		HUF	644,686	USD	2,408	02/12/15	64
Bank of America		IDR	8,148,200	USD	639	02/12/15	(3)
Bank of America		IDR	8,292,900	USD	660	02/23/15	8
Bank of America		MXN	3,645	USD	248	02/12/15	5
Bank of America		MXN	13,649	USD	930	02/12/15	20
Bank of America		PHP	7,176	USD	159	02/12/15	(4)
Bank of America		RON	2,998	USD	795	02/10/15	31
Bank of America		RON	3,757	USD	1,050	02/10/15	93
Bank of America		RUB	32,837	USD	490	02/12/15	16
Barclays		USD	573	BRL	1,545	02/03/15	3
Barclays		USD	586	BRL	1,560	02/03/15	(5)

			See accompanying notes which are an integral part of this quarterly report.

					Russell Global Opportunistic Credit Fund 141

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	710	BRL	1,915	02/03/15	4
Barclays	USD	846	BRL	2,253	02/03/15	(7)
Barclays	USD	1,087	BRL	2,831	02/03/15	(33)
Barclays	USD	1,852	BRL	4,931	02/03/15	(14)
Barclays	USD	2,057	BRL	5,477	02/03/15	(16)
Barclays	USD	2,391	BRL	6,247	02/03/15	(63)
Barclays	USD	485	EUR	419	02/12/15	(11)
Barclays	USD	605	EUR	523	02/12/15	(14)
Barclays	USD	220	HUF	56,877	02/12/15	(13)
Barclays	USD	1,060	HUF	291,171	02/12/15	(2)
Barclays	USD	1,115	INR	71,298	02/12/15	34
Barclays	USD	600	MXN	8,784	02/12/15	(14)
Barclays	USD	691	MXN	10,355	02/12/15	—
Barclays	USD	680	MYR	2,443	02/12/15	(7)
Barclays	USD	1,210	MYR	4,294	02/12/15	(27)
Barclays	USD	760	PLN	2,843	02/12/15	7
Barclays	USD	970	PLN	3,598	02/12/15	1
Barclays	USD	695	RON	2,764	02/12/15	9
Barclays	USD	580	RUB	38,309	02/12/15	(27)
Barclays	USD	1,068	SGD	1,442	02/12/15	(2)
Barclays	USD	1,230	SGD	1,651	02/12/15	(10)
Barclays	USD	486	THB	16,079	02/12/15	5
Barclays	BRL	1,545	USD	580	02/03/15	5
Barclays	BRL	1,560	USD	585	02/03/15	4
Barclays	BRL	1,915	USD	719	02/03/15	6
Barclays	BRL	2,253	USD	859	02/03/15	19
Barclays	BRL	2,831	USD	1,063	02/03/15	8
Barclays	BRL	4,931	USD	1,815	02/03/15	(22)
Barclays	BRL	5,477	USD	2,085	02/03/15	43
Barclays	BRL	6,247	USD	2,346	02/03/15	18
Barclays	BRL	2,831	USD	1,079	03/03/15	33
Barclays	COP	3,748,205	USD	1,538	02/12/15	3
Barclays	EUR	850	TRY	2,262	02/12/15	(38)
Barclays	EUR	3,988	USD	4,693	02/12/15	186
Barclays	HUF	156,890	USD	586	02/12/15	16
Barclays	IDR	7,716,500	USD	610	02/12/15	2
Barclays	IDR	8,506,800	USD	680	02/12/15	9
Barclays	INR	19,372	USD	310	02/12/15	(2)
Barclays	INR	37,272	USD	600	02/12/15	(1)
Barclays	MXN	4,640	USD	317	02/12/15	7
Barclays	RON	13,981	USD	3,908	02/10/15	348
Barclays	RUB	40,019	USD	600	02/12/15	22
Barclays	TRY	1,289	USD	550	02/12/15	24
Barclays	TRY	2,157	USD	920	02/12/15	40
Barclays	TRY	8,990	USD	3,832	02/12/15	165
Citigroup	USD	588	IDR	7,381,126	02/12/15	(7)
Citigroup	IDR	7,381,126	USD	588	02/02/15	6
Deutsche Bank	USD	10,559	AUD	13,559	02/05/15	(4)
Deutsche Bank	USD	13,349	CAD	16,926	02/05/15	(29)
Deutsche Bank	USD	2,122	COP	4,995,975	02/05/15	(75)
Deutsche Bank	USD	5,405	EUR	4,789	02/05/15	7
Deutsche Bank	USD	115	EUR	98	02/09/15	(5)
Deutsche Bank	USD	198	EUR	167	02/09/15	(9)
Deutsche Bank	USD	5,044	JPY	592,441	02/05/15	2
Deutsche Bank	COP	4,995,975	USD	2,095	02/05/15	48
Deutsche Bank	COP	4,995,975	USD	2,116	03/05/15	75
Deutsche Bank	EUR	563	USD	677	02/09/15	40
Deutsche Bank	EUR	1,530	USD	1,839	02/09/15	109
Deutsche Bank	GBP	225	USD	345	02/09/15	7
Deutsche Bank	IDR	1,745,530	USD	139	02/02/15	2
Deutsche Bank	IDR	8,892,616	USD	710	02/02/15	8
HSBC	HUF	644,686	USD	2,408	02/12/15	65

See accompanying notes which are an integral part of this quarterly report.

142 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	THB	6,454	USD	195	02/12/15	(2)
JPMorgan Chase	USD	709	IDR	8,892,616	02/12/15	(8)
JPMorgan Chase	USD	1,101	INR	70,411	02/12/15	33
JPMorgan Chase	IDR	11,209,500	USD	900	02/12/15	16
JPMorgan Chase	MXN	14,106	USD	962	02/12/15	21
JPMorgan Chase	MYR	1,729	USD	480	02/12/15	4
JPMorgan Chase	PHP	54,415	USD	1,230	02/12/15	(4)
JPMorgan Chase	SGD	2,613	USD	1,954	02/12/15	23
JPMorgan Chase	THB	8,040	USD	243	02/12/15	(2)
JPMorgan Chase	ZAR	2,534	USD	219	02/12/15	2
Royal Bank of Canada	AUD	3,720	USD	3,041	02/05/15	146
Royal Bank of Canada	CAD	5,907	USD	5,098	02/05/15	450
Royal Bank of Canada	EUR	1,019	USD	1,238	02/05/15	87
Royal Bank of Canada	JPY	284,745	USD	2,383	02/05/15	(42)
Standard Chartered	USD	845	BRL	2,249	02/03/15	(7)
Standard Chartered	USD	845	BRL	2,249	02/03/15	(7)
Standard Chartered	USD	605	EUR	523	02/12/15	(14)
Standard Chartered	USD	725	EUR	627	02/12/15	(17)
Standard Chartered	USD	139	IDR	1,745,530	02/12/15	(1)
Standard Chartered	USD	392	IDR	4,912,410	02/12/15	(5)
Standard Chartered	USD	434	IDR	5,444,770	02/12/15	(5)
Standard Chartered	USD	600	IDR	7,629,600	02/12/15	1
Standard Chartered	USD	1,330	IDR	16,937,550	02/12/15	5
Standard Chartered	USD	1,363	IDR	17,093,966	02/12/15	(16)
Standard Chartered	USD	270	IDR	3,421,980	02/23/15	(1)
Standard Chartered	USD	595	INR	38,022	02/12/15	18
Standard Chartered	USD	1,230	MXN	18,205	02/12/15	(16)
Standard Chartered	USD	2,076	MXN	31,109	02/12/15	(2)
Standard Chartered	USD	1,090	MYR	3,891	02/12/15	(18)
Standard Chartered	USD	1,066	THB	35,319	02/12/15	12
Standard Chartered	USD	3,311	TRY	7,775	02/12/15	(140)
Standard Chartered	AUD	3,720	USD	3,040	02/05/15	145
Standard Chartered	BRL	2,249	USD	832	02/03/15	(6)
Standard Chartered	BRL	2,249	USD	845	02/03/15	6
Standard Chartered	CAD	5,907	USD	5,095	02/05/15	448
Standard Chartered	EUR	1,019	USD	1,238	02/05/15	87
Standard Chartered	HUF	156,890	USD	586	02/12/15	16
Standard Chartered	IDR	4,912,410	USD	392	02/02/15	5
Standard Chartered	IDR	5,444,770	USD	435	02/02/15	5
Standard Chartered	IDR	17,093,966	USD	1,365	02/02/15	16
Standard Chartered	IDR	78,117,992	USD	6,115	02/12/15	(43)
Standard Chartered	INR	34,922	USD	560	02/12/15	(3)
Standard Chartered	JPY	284,745	USD	2,382	02/05/15	(43)
Standard Chartered	MXN	16,906	USD	1,153	02/12/15	26
Standard Chartered	RON	2,875	USD	763	02/10/15	31
Standard Chartered	SGD	1,693	USD	1,266	02/12/15	15
Standard Chartered	THB	43,150	USD	1,304	02/12/15	(14)
State Street	USD	1,507	AUD	1,846	02/05/15	(70)
State Street	USD	6,836	CAD	7,923	02/05/15	(601)
State Street	USD	23	JPY	2,710	02/05/15	—
State Street	USD	4,537	JPY	543,829	02/05/15	94
State Street	AUD	527	USD	417	02/05/15	7
State Street	AUD	3,720	USD	3,042	02/05/15	147
State Street	CAD	1,222	USD	983	02/05/15	21
State Street	CAD	5,907	USD	5,099	02/05/15	451
State Street	EUR	315	USD	381	02/05/15	25
State Street	EUR	398	USD	448	02/05/15	(2)
State Street	EUR	1,019	USD	1,238	02/05/15	86
State Street	EUR	1,335	USD	1,511	02/05/15	2
State Street	EUR	109,956	USD	130,915	02/05/15	6,663
State Street	GBP	244	USD	367	02/05/15	(1)
State Street	GBP	20,755	USD	31,501	02/05/15	240

		See accompanying notes which are an integral part of this quarterly report.

				Russell Global Opportunistic Credit Fund 143

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought		Settlement Date	$
State Street			JPY	284,745	USD	2,383		02/05/15	(41)
UBS			USD	1,215	BRL	3,280		02/03/15	7
UBS			USD	1,130	HUF	312,117		02/12/15	5
UBS			USD	1,260	IDR	15,908,760		02/12/15	(6)
UBS			USD	270	IDR	3,423,330		02/23/15	(1)
UBS			USD	982	INR	62,759		02/12/15	30
UBS			USD	440	MXN	6,416		02/12/15	(12)
UBS			USD	490	MXN	7,178		02/12/15	(11)
UBS			USD	2,384	MXN	35,763		02/12/15	1
UBS			USD	4,882	PLN	17,620		02/12/15	(126)
UBS			USD	2,925	RON	10,541		02/10/15	(240)
UBS			USD	162	SGD	218		02/12/15	(2)
UBS			USD	530	TRY	1,245		02/12/15	(22)
UBS			USD	1,077	ZAR	12,448		02/12/15	(10)
UBS			BRL	3,280	USD	1,232		02/03/15	10
UBS			EUR	850	TRY	2,263		02/12/15	(37)
UBS			IDR	8,296,200	USD	660		02/23/15	7
UBS			RON	13,981	USD	3,911		02/10/15	349
UBS			RUB	40,233	USD	605		02/12/15	24
UBS			SGD	607	USD	454		02/12/15	5
UBS			TRY	1,137	USD	480		02/12/15	16
UBS			ZAR	12,448	USD	1,079		02/02/15	10
Westpac			AUD	3,720	USD	3,042		02/05/15	147
Westpac			CAD	5,907	USD	5,097		02/05/15	449
Westpac			EUR	1,019	USD	1,238		02/05/15	87
Westpac			JPY	284,745	USD	2,383		02/05/15	(42)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									9,438

Interest Rate Swap Contracts

Amounts in thousands
								Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays			Date	$
Citigroup	USD	13,000	Three Month LIBOR	2.140%				01/12/25	(398)
Citigroup	USD	6,161	Three Month LIBOR	2.077%				01/13/25	(152)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)									(550)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Fund (Pays)/
							Receives	Termination	Fair Value
Reference Entity		Counterparty			Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index		Morgan Stanley			USD	30,000	1.000%	12/20/19	(3,756)
CDX NA High Yield Index		Morgan Stanley			USD	31,000	5.000%	12/20/19	1,738
Markit iTraxx Crossover		Morgan Stanley			EUR	13,000	5.000%	12/20/19	1,094
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($592)									(924)

See accompanying notes which are an integral part of this quarterly report.

144 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3	Total
Long-Term Fixed Income Investments
Argentina		$—	$9,215		$—	$9,215
Australia		—	871		—	871
Austria		—	1,492		—	1,492
Azerbaijan		—	5,914		—	5,914
Barbados		—	477		—	477
Belgium		—	975		—	975
Bermuda		—	2,668		—	2,668
Brazil		—	38,710		—	38,710
Canada		—	29,677		—	29,677
Cayman Islands		—	8,848		—	8,848
Chile		—	15,896		—	15,896
Colombia		—	35,913		—	35,913
Costa Rica		—	9,878		—	9,878
Croatia		—	2,510		—	2,510
Dominican Republic		—	20,139		—	20,139
Ecuador		—	2,921		—	2,921
El Salvador		—	7,525		—	7,525
Ethiopia		—	1,057		—	1,057
France		—	27,332		—	27,332
Gabon		—	1,834		—	1,834
Germany		—	17,670		—	17,670
Ghana		—	2,059		—	2,059
Honduras		—	3,469		—	3,469
Hong Kong		—	622		—	622
Hungary		—	18,872		—	18,872
Indonesia		—	51,926		—	51,926
Iraq		—	2,464		—	2,464
Ireland		—	14,452		—	14,452
Italy		—	10,777		—	10,777
Ivory Coast		—	8,106		—	8,106
Jamaica		—	4,516		—	4,516
Jersey		—	4,026		—	4,026
Kazakhstan		—	21,949		—	21,949
Kenya		—	4,607		—	4,607
Lithuania		—	1,053		—	1,053
Luxembourg		—	64,641		—	64,641
Malaysia		—	14,345		—	14,345
Mexico		—	42,257		—	42,257
Morocco		—	2,276		—	2,276
Netherlands		—	28,834		—	28,834
Nigeria		—	3,626		—	3,626
Norway		—	3,217		—	3,217
Panama		—	9,755		—	9,755
Paraguay		—	6,490		—	6,490
Peru		—	10,259		—	10,259
Philippines		—	8,255		—	8,255

			See accompanying notes which are an integral part of this quarterly report.
					Russell Global Opportunistic Credit Fund 145

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Poland		—	18,192			—		18,192
Romania		—	9,521			—		9,521
Russia		—	43,745			—		43,745
Serbia		—	2,765			—		2,765
Singapore		—	662			—		662
Slovenia		—	4,175			—		4,175
South Africa		—	32,392			—		32,392
Thailand		—	16,276			—		16,276
Trinidad and Tobago		—	1,548			—		1,548
Turkey		—	46,544			—		46,544
Ukraine		—	5,405			—		5,405
United Kingdom		—	28,141			—		28,141
United States		—	507,955			14,329		522,284
Uruguay		—	5,865			—		5,865
Venezuela, Bolivarian Republic of		—	25,831			—		25,831
Virgin Islands, British		—	9,331			—		9,331
Preferred Stocks		—	—			92		92
Warrants & Rights		—	—			—		—
Short-Term Investments		—	154,214			—		154,214
Total Investments		—	1,496,937			14,421		1,511,358

Other Financial Instruments
Futures Contracts		2,569	—			—		2,569
Foreign Currency Exchange Contracts		41	9,397			—		9,438
Interest Rate Swap Contracts		—	(550)			—		(550)
Credit Default Swap Contracts		—	(924)			—		(924)
Total Other Financial Instruments*		$2,610	$7,923			$—		$10,533

*  Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

146 Russell Global Opportunistic Credit Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 82.9%			Series 2014-2 Class A2A
Asset-Backed Securities - 10.1%			0.540% due 10/10/17	2,125	2,124
Access Group, Inc.			Series 2014-2 Class A2B
Series 2003-A Class A2			0.448% due 10/10/17 (Ê)	8,226	8,221
1.225% due 07/01/38 (Ê)	1,743	1,724	Asset Backed Securities Corp. Home
Series 2004-2 Class A3			Equity Loan Trust
0.446% due 10/25/24 (Ê)	3,700	3,488	Series 2006-HE5 Class A5
Accredited Mortgage Loan Trust			0.410% due 07/25/36 (Ê)	8,729	7,268
Series 2006-2 Class A4			Ballyrock CLO LLC
0.415% due 09/25/36	9,855	8,203	Series 2014-1A Class A1
Ally Auto Receivables Trust			1.711% due 10/20/26 (Ê)(Þ)	670	669
Series 2012-1 Class A4			Bank of America Auto Trust
1.210% due 07/15/16	3,283	3,288	Series 2012-1 Class A3
Series 2012-3 Class A3			0.780% due 06/15/16	1,611	1,611
0.850% due 08/15/16	3,327	3,330	Bank of The West Auto Trust
			Series 2014-1 Class A3

0.590% Series 2012-4 due 01/17/17 Class A3	6,465	6,465	1.090% due 03/15/19 (Þ)	8,025	8,047
			BMW Vehicle Owner Trust
Series 2013-1 Class A3			Series 2011-A Class A4
0.630% due 05/15/17	3,742	3,744	1.030% due 02/26/18	3,542	3,544
Series 2013-2 Class A2B			BNC Mortgage Loan Trust
0.397% due 07/15/16 (Ê)	1,652	1,651	Series 2007-2 Class A5
Ally Master Owner Trust			0.465% due 05/25/37	4,163	2,997
Series 2010-2 Class A			Brazos Higher Education Authority
4.250% due 04/15/17 (Þ)	6,739	6,752	Series 2010-1 Class A2
Series 2012-1 Class A2			1.433% due 02/25/35 (Ê)	5,000	5,180
1.440% due 02/15/17	2,495	2,496	Cabela's Credit Card Master Note Trust
Series 2012-3 Class A1			Series 2012-1A Class A2
0.867% due 06/15/17 (Ê)	1,600	1,601	0.697% due 02/18/20 (Ê)(Þ)	6,500	6,544
Series 2014-2 Class A			Series 2014-1 Class A
0.537% due 01/16/18 (Ê)	6,220	6,214	0.517% due 03/16/20 (Ê)	1,820	1,820
American Express Credit Account			Capital Auto Receivables Asset Trust
Master Trust			Series 2013-3 Class A2
Series 2012-2 Class A			1.040% due 11/21/16	8,035	8,047
0.680% due 03/15/18	3,660	3,664	Series 2013-4 Class A2
Series 2012-3 Class A			0.850% due 02/21/17	3,200	3,200
0.317% due 03/15/18 (Ê)	1,630	1,629	Series 2014-1 Class A2
American Homes 4 Rent Trust			0.960% due 04/20/17	3,420	3,423
Series 2014-SFR2 Class A			CarFinance Capital Auto Trust
3.786% due 10/17/36 (Þ)	3,735	3,940	Series 2013-1A Class A
American Money Management Corp.			1.650% due 07/17/17 (Þ)	608	609
1.680% due 07/27/26 (µ)(Å)(ƒ)	3,250	3,223	Series 2014-1A Class A
AmeriCredit Automobile Receivables			1.460% due 12/17/18 (Þ)	6,055	6,047
Trust
Series 2012-3 Class B			CarMax Auto Owner Trust
1.590% due 07/10/17	1,985	1,993	Series 2011-1 Class C
			2.830% due 02/15/17	7,725	7,745

1.310% Series 2012-4 due 11/08/17 Class B	2,395	2,404	Series 2013-1 Class A3
Series 2012-5 Class A3			0.600% due 10/16/17	1,945	1,944
0.620% due 06/08/17	2,924	2,925	CCG Receivables Trust
			Series 2013-1 Class A2
Series 2013-2 Class A2			1.050% due 08/14/20 (Þ)	1,555	1,557
0.530% due 11/08/16	502	502	Series 2014-1 Class A2
Series 2013-3 Class A2			1.060% due 11/15/21 (Þ)	3,120	3,123
0.680% due 10/11/16	811	811	Centex Home Equity Loan Trust
Series 2014-1 Class A2			Series 2002-D Class AF4
0.570% due 07/10/17	5,122	5,123	5.210% due 11/25/28	99	99

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 147

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-A Class AV4			Series 2013-2A Class A
0.418% due 06/25/36 (Ê)	4,713	4,234	0.810% due 09/15/16 (Þ)	411	411
Chase Issuance Trust			Eaton Vance CLO, Ltd.
Series 2012-A3 Class A3			Series 2014-1A Class A
0.790% due 06/15/17	11,985	12,001	1.685% due 07/15/26 (Å)(Ê)	1,300	1,291
Series 2012-A5 Class A5			Education Loan Asset-Backed Trust I
0.590% due 08/15/17	4,625	4,628	Series 2013-1 Class B1
Series 2014-A1 Class A1			1.168% due 11/25/33 (Ê)(Þ)	6,638	6,189
1.150% due 01/15/19	6,560	6,596	Enterprise Fleet Financing LLC
Chesapeake Funding LLC			Series 2013-2 Class A2
Series 2012-1A Class A			1.060% due 03/20/19 (Þ)	5,335	5,347
0.918% due 11/07/23 (Ê)(Þ)	2,119	2,124	Series 2014-1 Class A2
Series 2014-1A Class A			0.870% due 09/20/19 (Þ)	1,998	1,998
0.588% due 03/07/26 (Ê)(Þ)	4,620	4,619	EquiFirst Mortgage Loan Trust
Series 2014-1A Class C			Series 2003-2 Class M2
1.368% due 03/07/26 (Ê)(Þ)	1,370	1,371	2.718% due 09/25/33 (Ê)	1,671	1,581
CIT Education Loan Trust			Exeter Automobile Receivables Trust
Series 2007-1 Class A			Series 2013-1A Class A
0.345% due 03/25/42 (Ê)(Þ)	3,862	3,673	1.290% due 10/16/17 (Þ)	740	741
Citibank Credit Card Issuance Trust			Fannie Mae Grantor Trust
Series 2006-A7 Class A7			Series 2003-T4 Class 2A5
0.301% due 12/17/18 (Ê)	11,480	11,445	5.407% due 09/26/33	554	610
			Federal Home Loan Mortgage Corp.
Citigroup Mortgage Loan Trust, Inc.			Structured Pass-Through Securities
Series 2007-WFH1 Class A3			Series 2000-30 Class A5
0.320% due 01/25/37 (Ê)	3,069	3,011	7.527% due 12/25/30	368	394
Series 2007-WFH1 Class A4			FFMLT Trust
0.370% due 01/25/37 (Ê)	7,880	7,310	Series 2005-FF8 Class M1
Conseco Finance Home Improvement			0.658% due 09/25/35 (Ê)	4,700	4,469
Loan Trust			First Franklin Mortgage Loan Asset
Series 2000-E Class M1			Backed Certificates
8.130% due 08/15/31	28	28	Series 2006-FF18 Class A2B
Conseco Finance Securitizations Corp.			0.278% due 12/25/37 (Ê)	9,361	6,166
Series 2001-4 Class A4			First Investors Auto Owner Trust
7.360% due 08/01/32	2,033	2,233	Series 2014-3A Class A2
Conseco Financial Corp.			1.060% due 11/15/18 (Þ)	6,200	6,201
Series 1997-7 Class A6			Flatiron CLO, Ltd.
6.760% due 07/15/28	201	208	Series 2013-1A Class A1
Countrywide Asset-Backed Certificates			1.657% due 01/17/26 (Å)(Ê)	3,350	3,327
Series 2007-4 Class A2			Ford Credit Auto Lease Trust
5.530% due 04/25/47	1,801	1,779	Series 2013-A Class A3
Credit-Based Asset Servicing and			0.600% due 03/15/16	8,625	8,628
Securitization LLC
Series 2003-CB6 Class M1			Series 2014-A Class A2B
1.205% due 12/25/33 (Ê)	3,796	3,574	0.347% due 10/15/16 (Ê)	4,592	4,591
CWABS Asset-Backed Certificates Trust			Ford Credit Auto Owner Trust
Series 2005-4 Class AF3			Series 2011-B Class A4
4.456% due 10/25/35	58	58	1.350% due 12/15/16	806	808
Discover Card Execution Note Trust			Series 2012-A Class A3
Series 2012-A1 Class A1			0.840% due 08/15/16	357	358
0.810% due 08/15/17	8,220	8,221	Series 2012-D Class A3
Dryden 37 Senior Loan Fund			0.510% due 04/15/17	2,746	2,746
Series 2015-37A Class A			Series 2013-A Class A3
1.753% due 04/15/27 (Å)(Ê)	3,540	3,540	0.550% due 07/15/17	2,372	2,372
Dryden XXV Senior Loan Fund			Series 2013-C Class A3
Series 2012-25A Class A			0.820% due 12/15/17	6,000	6,009
1.610% due 01/15/25 (Å)(Ê)	4,000	3,967	Series 2014-A Class A2
DT Auto Owner Trust			0.480% due 11/15/16	3,922	3,922

See accompanying notes which are an integral part of this quarterly report.
148 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ford Credit Floorplan Master Owner			Series 2014-A Class A3
Trust			0.790% due 07/16/18	2,775	2,775
Series 2013-3 Class A2			IXIS Real Estate Capital Trust
0.467% due 06/15/17 (Ê)	1,365	1,365	Series 2006-HE1 Class A3
GE Dealer Floorplan Master Note Trust			0.370% due 03/25/36 (Ê)	2,045	1,263
Series 2012-1 Class A			Series 2006-HE1 Class (Ê) A4
0.738% due 02/20/17 (Ê)	4,945	4,945	0.470% due 03/25/36	5,554	3,517
Green Tree Financial Corp.
Series 1994-1 Class A5			Series 2006-HE2 Class A3
7.650% due 04/15/19	166	171	0.328% due 08/25/36 (Ê)	704	325
GSAA Trust			Series 2006-HE2 Class A4
Series 2006-2 Class 2A3			0.428% due 08/25/36 (Ê)	5,817	2,735
0.438% due 12/25/35 (Ê)	1,728	1,718	JGWPT XXX LLC
GSAMP Trust			Series 2013-3A Class A
Series 2005-WMC2 Class A2C			4.080% due 01/17/73 (Þ)	2,201	2,441
0.518% due 11/25/35 (Ê)	4,934	4,789	JGWPT XXXII LLC
Series 2006-HE5 Class A2C			Series 2014-2A Class A
0.318% due 08/25/36 (Ê)	6,536	5,510	3.610% due 01/17/73 (Þ)	2,588	2,762
Hertz Vehicle Financing LLC			JPMorgan Mortgage Acquisition Trust
Series 2009-2A Class A2			Series 2007-CH2 Class AV4
5.290% due 03/25/16 (Þ)	3,142	3,152	0.318% due 01/25/37 (Ê)	10,370	9,029
Higher Education Funding I			Lehman XS Trust
Series 2014-1 Class A			Series 2006-9 Class A1B
1.283% due 05/25/34 (Ê)(Þ)	3,102	3,091	0.328% due 05/25/46 (Ê)	993	814
Home Equity Asset Trust			Series 2006-13 Class 1A2
Series 2006-4 Class 2A4			0.338% due 09/25/36 (Ê)	973	863
0.448% due 08/25/36 (Ê)	3,729	3,154	Series 2006-19 Class A2
Honda Auto Receivables Owner Trust			0.338% due 12/25/36 (Ê)	1,391	1,142
Series 2012-1 Class A4			Long Beach Mortgage Loan Trust
0.970% due 04/16/18	4,180	4,185	Series 2004-4 Class M1
Series 2012-2 Class A3			1.068% due 10/25/34 (Ê)	10,600	10,039
0.700% due 02/16/16	2,222	2,223	M&T Bank Auto Receivables Trust
Series 2012-3 Class A4			Series 2013-1A Class A3
0.740% due 10/15/18	2,535	2,538	1.060% due 11/15/17 (Þ)	6,975	6,996
Series 2013-2 Class A3			Mastr Asset Backed Securities Trust
0.530% due 02/16/17	1,850	1,850	Series 2006-HE5 Class A3
			0.328% due 11/25/36 (Ê)	4,135	2,800
HSBC Home Equity Loan Trust
Series 2007-1 Class AS			Series 2006-HE5 Class A4
0.368% due 03/20/36 (Ê)	3,850	3,816	0.388% due 11/25/36 (Ê)	1,173	801
Series 2007-2 Class A3V			Series 2006-NC2 Class A4
0.388% due 07/20/36 (Ê)	351	351	0.318% due 08/25/36 (Ê)	11,974	6,482
HSI Asset Securitization Corp. Trust			Series 2006-NC3 Class A3
Series 2007-WF1 Class 2A4			0.255% due 10/25/36	2,120	1,325
0.418% due 05/25/37 (Ê)	9,069	7,347	Series 2006-NC3 Class A4
Hyundai Auto Receivables Trust			0.328% due 10/25/36 (Ê)	162	102
Series 2011-B Class A4			Series 2006-NC3 Class A5
1.650% due 02/15/17	101	101	0.378% due 10/25/36 (Ê)	7,206	4,585
Series 2011-C Class A4			Mercedes Benz Auto Lease Trust
1.300% due 02/15/18	7,651	7,685	Series 2013-B Class A4
Series 2013-A Class A3			0.760% due 07/15/19	2,470	2,471
0.560% due 07/17/17	15,104	15,103	Mid-State Capital Corp. Trust
Series 2013-B Class A3			Series 2005-1 Class A
0.710% due 09/15/17	9,650	9,661	5.745% due 01/15/40	2,041	2,198
Series 2013-B Class A4			Navient Private Education Loan Trust
1.010% due 02/15/19	6,375	6,387	Series 2014-AA Class A2A
			2.740% due 02/15/29 (Þ)	5,085	5,143
			Navient Student Loan Trust

			See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-1 Class A3			Series 2013-2 Class A3
0.658% due 06/25/31	6,465	6,436	0.700% due 09/15/17	14,516	14,518
Series 2014-2 Class A			Series 2013-3 Class A3
0.806% due 03/25/43 (Ê)	6,334	6,277	0.700% due 10/16/17	20,519	20,528
Series 2014-3 Class A			Series 2014-1 Class A2A
0.786% due 03/25/43 (Ê)	6,450	6,387	0.660% due 06/15/17	2,646	2,648
Nelnet Student Loan Trust			Series 2014-3 Class A2A
Series 2014-4A Class A2			0.540% due 08/15/17	4,978	4,978
1.118% due 11/25/43 (Ê)(Þ)	3,225	3,238	Series 2014-4 Class B
Nissan Auto Lease Trust			1.820% due 05/15/19	2,690	2,704
Series 2012-B Class A4			Scholar Funding Trust
0.740% due 09/17/18	3,943	3,944	Series 2012-B Class A2
Nissan Auto Receivables Owner Trust			1.270% due 03/28/46 (Ê)(Þ)	3,500	3,617
Series 2011-B Class A3			Securitized Asset Backed Receivables
0.950% due 02/16/16	216	216	LLC Trust
Series 2011-B Class A4			Series 2007-BR2 Class A2
1.240% due 01/16/18	10,450	10,482	0.398% due 02/25/37 (Ê)	3,094	1,834
OHA Credit Partners VII, Ltd.			Series 2007-BR4 Class A2B
Series 2012-7A Class A			0.368% due 05/25/37 (Ê)	6,970	4,571
1.652% due 11/20/23 (Ê)(Þ)	3,800	3,772	Series 2007-BR5 Class A2A
Panhandle-Plains Higher Education			0.298% due 05/25/37 (Ê)	3,922	2,722
Authority, Inc.			Series 2007-NC1 Class A2B
Series 2011-1 Class A3
1.205% due 10/01/37 (Ê)	2,500	2,521	0.318% due 12/25/36 (Ê)	7,617	4,358
Popular ABS Mortgage Pass-Through			Series 2007-NC1 Class A2C
Trust			0.378% due 12/25/36 (Ê)	1,891	1,091
Series 2006-C Class A4			SLM Private Education Loan Trust
0.418% due 07/25/36 (Ê)	7,224	6,788	Series 2010-A Class 2A
Series 2006-D Class A3			3.417% due 05/16/44 (Ê)(Þ)	7,824	8,274
0.428% due 11/25/46 (Ê)	5,455	4,734	Series 2012-B Class A2
Prestige Auto Receivables Trust			3.480% due 10/15/30 (Þ)	5,720	5,969
Series 2013-1A Class A2			SLM Student Loan Trust
1.090% due 02/15/18 (Þ)	983	984	Series 2004-8 Class B
Series 2013-1A Class A3			0.716% due 01/25/40 (Ê)	874	797
1.330% due 05/15/19 (Þ)	3,055	3,064	Series 2006-2 Class A6
Series 2014-1A Class A3			0.426% due 01/25/41 (Ê)	4,400	4,118
1.520% due 04/15/20 (Þ)	3,360	3,370	Series 2006-8 Class A6
Renaissance Home Equity Loan Trust			0.416% due 01/25/41 (Ê)	4,400	4,100
Series 2005-4 Class A3			Series 2007-6 Class B
5.565% due 02/25/36	128	125	1.106% due 04/27/43 (Ê)	1,398	1,287
Series 2006-1 Class AF3			Series 2008-2 Class B
5.608% due 05/25/36	72	49	1.456% due 01/25/29 (Ê)	1,530	1,416
Series 2006-1 Class AF6			Series 2008-3 Class A3
5.746% due 05/25/36	1,706	1,238	1.256% due 10/25/21 (Ê)	5,445	5,528
Series 2006-2 Class AF2			Series 2008-3 Class B
5.762% due 08/25/36	232	151	1.456% due 04/25/29 (Ê)	1,530	1,425
Series 2007-1 Class AF2			Series 2008-4 Class B
5.512% due 04/25/37	4,670	2,447	2.106% due 04/25/29 (Ê)	1,530	1,543
Series 2007-2 Class AF2			Series 2008-5 Class B
5.675% due 06/25/37	1,427	741	2.106% due 07/25/29 (Ê)	1,530	1,570
Santander Drive Auto Receivables Trust			Series 2008-6 Class B
Series 2013-1 Class A3			2.106% due 07/25/29 (Ê)	1,530	1,539
0.620% due 06/15/17	2,514	2,514	Series 2008-7 Class A2
Series 2013-1 Class B			0.756% due 10/25/17 (Ê)	6,587	6,594
1.160% due 01/15/19	2,836	2,845	0.605% due 09/25/26	5,448	5,426

See accompanying notes which are an integral part of this quarterly report.
150 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2008-7 Class B			Series 2012-1 Class A3
2.106% due 07/25/29 (Ê)	1,530	1,536	0.850% due 08/22/16	1,912	1,915
Series 2008-8 Class B			World Financial Network Credit Card
2.506% due 10/25/29 (Ê)	1,530	1,613	Master Trust
Series 2008-9 Class A			Series 2014-A Class A
1.756% due 04/25/23 (Ê)	5,956	6,111	0.547% due 12/15/19 (Ê)	3,525	3,524
Series 2008-9 Class B			Series 2014-C Class A
2.506% due 10/25/29 (Ê)	1,530	1,612	1.540% due 08/16/21	5,230	5,260
Series 2013-4 Class A (Ê)			World Omni Master Owner Trust
0.720% due 06/25/27	2,997	3,005	Series 2013-1 Class A
Small Business Administration			0.517% due 02/15/18 (Ê)(Þ)	7,075	7,076
Participation Certificates					747,949
Series 1997-20D Class 1			Corporate Bonds and Notes - 17.3%
7.500% due 04/01/17	129	134	21st Century Fox America, Inc.
SMART Trust			4.500% due 02/15/21	3,080	3,454
Series 2012-1USA Class A4A			3.000% due 09/15/22	2,250	2,313
2.010% due 12/14/17 (Þ)	3,925	3,919	3M Co.
SoFi Professional Loan Program LLC			1.625% due 06/15/19	6,050	6,094
Series 2014-B Class A2			Advanced Micro Devices, Inc.
2.550% due 08/27/29 (Þ)	5,569	5,616	7.750% due 08/01/20	950	905
Soundview Home Equity Loan Trust			7.500% due 08/15/22	5,700	5,379
Series 2005-4 Class M2
0.624% due 03/25/36	3,870	3,341	Aetna, Inc.
Series 2006-EQ2 Class A3			2.750% due 11/15/22	4,515	4,570
0.328% due 01/25/37 (Ê)	9,859	6,732	AIG Global Funding
Structured Asset Investment Loan Trust			1.650% due 12/15/17 (Þ)	2,455	2,476
Series 2006-2 Class A3			Albemarle Corp.
0.348% due 04/25/36 (Ê)	3,129	2,810	4.150% due 12/01/24	3,190	3,358
Structured Asset Securities Corp.			Series 30YR
Mortgage Loan Trust			5.450% due 12/01/44	2,820	3,161
Series 2005-4XS Class 2A1A			Ally Financial, Inc.
1.920% due 03/25/35 (Ê)	1,436	1,434	2.750% due 01/30/17	6,900	6,866
Series 2006-BC6 Class A4			Alterra USA Holdings, Ltd.
0.338% due 01/25/37 (Ê)	4,740	3,961	7.200% due 04/14/17 (Þ)	2,005	2,198
Series 2006-WF2 Class A3			Altria Group, Inc.
0.318% due 07/25/36 (Ê)	1,284	1,277	9.700% due 11/10/18	365	466
Series 2006-WF3 Class A4			4.750% due 05/05/21	7,050	7,927
0.478% due 09/25/36 (Ê)	5,740	5,327	4.000% due 01/31/24	2,725	2,956
Series 2007-BC1 Class A4
0.298% due 02/25/37 (Ê)	9,815	8,525	9.950% due 11/10/38	370	650
Series 2007-BC3 Class 2A1			10.200% due 02/06/39	1,630	2,928
0.230% due 05/25/47 (Ê)	418	417	4.250% due 08/09/42	2,285	2,317
SunTrust Student Loan Trust			Amazon.com, Inc.
Series 2006-1A Class A4			2.600% due 12/05/19	1,375	1,412
0.423% due 10/28/37 (Ê)(Þ)	5,000	4,806	3.800% due 12/05/24	3,860	4,084
Synchrony Credit Card Master Note Trust			American Airlines Pass-Through Trust
Series 2014-1 Class A			Series 2011-1 Class A
1.610% due 11/15/20	3,425	3,442	5.250% due 01/31/21	1,970	2,132
Toyota Auto Receivables Owner Trust			Series 2013-2 Class A
Series 2013-A Class A3
0.550% due 01/17/17	3,575	3,578	4.950% due 01/15/23	5,272	5,681
Series 2013-B Class A2			Series 2014-1 Class B
0.480% due 02/15/16	583	583	4.375% due 10/01/22	2,390	2,465
Series 2014-C Class A2			American Express Co.
0.510% due 02/15/17	3,400	3,399	3.625% due 12/05/24	2,530	2,641
			American Express Credit Corp.
Volkswagen Auto Loan Enhanced Trust			2.375% due 03/24/17	2,740	2,818
			See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
American Honda Finance Corp.			4.250% due 10/22/26	3,240	3,364
0.754% due 10/07/16 (Ê)	5,875	5,902	Series GMTN
American International Group, Inc.			6.400% due 08/28/17	600	670
5.450% due 05/18/17	1,075	1,174	Series MTNL
6.400% due 12/15/20	8,685	10,627	5.650% due 05/01/18	3,500	3,908
3.875% due 01/15/35	1,500	1,538	Bank of America NA
4.375% due 01/15/55	2,745	2,835	0.703% due 11/14/16 (Ê)	10,200	10,202
8.175% due 05/15/58	1,350	1,849	Series BKNT
American Tower Trust I			0.521% due 06/15/16 (Ê)	3,100	3,080
3.070% due 03/15/23 (Þ)	3,505	3,570	5.300% due 03/15/17	4,165	4,479
Ameriprise Financial, Inc.			0.541% due 06/15/17 (Ê)	4,175	4,119
7.518% due 06/01/66	2,705	2,894	6.100% due 06/15/17	2,000	2,203
Amgen, Inc.			Bayer US Finance LLC
2.125% due 05/15/17	1,030	1,050	2.375% due 10/08/19 (Þ)	6,945	7,120
Anadarko Petroleum Corp.			BB&T Corp.
6.375% due 09/15/17	2,890	3,213	1.093% due 06/15/18	4,000	4,041
6.950% due 06/15/19	1,675	1,993	Bear Stearns Cos. LLC (The)
4.500% due 07/15/44	3,275	3,492	5.550% due 01/22/17	3,681	3,963
Anheuser-Busch InBev Worldwide, Inc.			Bellsouth Capital Funding Corp.
2.875% due 02/15/16	2,150	2,196	7.875% due 02/15/30	2,680	3,714
			Boardwalk Pipelines, LP
5.375% due 01/15/20	4,055	4,694	4.950% due 12/15/24	3,000	3,064
Anthem, Inc.
			Boston Scientific Corp.
2.300% due 07/15/18	1,550	1,579	6.000% due 01/15/20	2,207	2,540
3.125% due 05/15/22	3,025	3,122	Bristol-Myers Squibb Co.
4.650% due 01/15/43	1,155	1,297	2.000% due 08/01/22	7,605	7,462
Apache Corp.			Burlington Northern Santa Fe LLC
4.250% due 01/15/44	840	787	3.050% due 03/15/22	2,100	2,183
Apollo Management Holdings, LP			3.400% due 09/01/24	10,090	10,605
4.000% due 05/30/24 (Þ)	3,615	3,766	CareFusion Corp.
Apple, Inc.			6.375% due 08/01/19	2,160	2,541
0.482% due 05/03/18 (Ê)	10,416	10,416	Caterpillar Financial Services Corp.
2.850% due 05/06/21	1,805	1,896	7.150% due 02/15/19	1,575	1,912
AT&T, Inc.			CBS Corp.
2.950% due 05/15/16	5,375	5,516	4.300% due 02/15/21	1,444	1,592
1.700% due 06/01/17	4,440	4,478	3.375% due 03/01/22	2,650	2,736
4.350% due 06/15/45	1,747	1,737	CCOH Safari LLC
Series FRN			5.500% due 12/01/22	2,085	2,114
0.618% due 02/12/16 (Ê)	5,403	5,404	5.750% due 12/01/24	725	735
Avaya, Inc.			Celgene Corp.
9.000% due 04/01/19 (Þ)	4,600	4,669	2.250% due 05/15/19	2,385	2,421
Axiall Corp.			CF Industries, Inc.
4.875% due 05/15/23	5,155	5,026	5.150% due 03/15/34	1,305	1,477
Bank of America Corp.			Chase Capital III
3.625% due 03/17/16	1,575	1,621	Series C
5.625% due 10/14/16	1,680	1,800	0.784% due 03/01/27 (Ê)	1,740	1,444
5.750% due 12/01/17	3,495	3,879	Chesapeake Energy Corp.
6.875% due 04/25/18	5,100	5,875	3.503% due 04/15/19 (Ê)	2,850	2,764
5.875% due 01/05/21	1,075	1,267	6.625% due 08/15/20	3,550	3,803
3.300% due 01/11/23	1,150	1,175	Chevron Corp.
			1.104% due 12/05/17	1,745	1,745
4.200% due 08/26/24	1,710	1,776	2.355% due 12/05/22	8,350	8,365
4.000% due 01/22/25	5,680	5,783	3.191% due 06/24/23	2,750	2,936

See accompanying notes which are an integral part of this quarterly report.

152 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CHS/Community Health Systems, Inc.			DIRECTV Holdings LLC / DIRECTV
8.000% due 11/15/19	1,375	1,464	Financing Co., Inc.
CIT Group, Inc.			4.600% due 02/15/21	1,950	2,140
5.000% due 05/15/17	3,450	3,551	4.450% due 04/01/24	4,465	4,848
6.625% due 04/01/18 (Þ)	3,155	3,400	Discover Financial Services
Citigroup, Inc.			3.950% due 11/06/24	2,885	2,996
3.953% due 06/15/16	600	623	DISH DBS Corp.
4.450% due 01/10/17	3,435	3,637	6.750% due 06/01/21	3,807	4,135
			Dominion Resources, Inc.
6.000% due 08/15/17	1,500	1,661	4.450% due 03/15/21	3,075	3,427
6.125% due 11/21/17	7,695	8,638	Series B
1.850% due 11/24/17	5,840	5,882	2.750% due 09/15/22	3,525	3,552
1.800% due 02/05/18	8,155	8,176	Duke Energy Corp.
8.500% due 05/22/19	1,195	1,506	3.050% due 08/15/22	6,450	6,724
4.500% due 01/14/22	2,400	2,688	Duke Energy Progress, Inc.
0.783% due 08/25/36 (Ê)	2,250	1,727	4.100% due 03/15/43	1,545	1,756
			eBay, Inc.
CNA Financial Corp.
5.875% due 08/15/20	1,650	1,916	0.456% due 07/28/17 (Ê)	5,290	5,219
7.250% due 11/15/23	1,850	2,319	0.712% due 08/01/19 (Ê)	3,950	3,877
			El Paso Natural Gas Co. LLC
Comcast Corp.
3.600% due 03/01/24	3,925	4,267	7.500% due 11/15/26	1,425	1,823
			Energy Transfer Partners, LP
6.950% due 08/15/37	3,550	5,250	6.050% due 06/01/41	2,158	2,472
Commonwealth Edison Co.
5.800% due 03/15/18	1,745	1,987	3.250% due 11/01/66 (Ê)	11,467	10,091
			Enterprise Products Operating LLC

Compass 2.750% Bank due 09/29/19	1,780	1,809	5.250% due 01/31/20	4,800	5,434
ConAgra Foods, Inc.			3.750% due 02/15/25	1,375	1,433
4.950% due 08/15/20	4,425	4,969	5.950% due 02/01/41	3,625	4,526
ConocoPhillips			Series B
2.875% due 11/15/21	3,560	3,664	7.034% due 01/15/68	2,730	2,976
Continental Airlines Pass-Through Trust			Express Scripts Holding Co.
Series 2009-1			7.250% due 06/15/19	1,000	1,217
9.000% due 07/08/16	2,502	2,733	Farmers Exchange Capital
Continental Resources, Inc.			7.200% due 07/15/48 (Þ)	1,100	1,541
4.900% due 06/01/44	750	643	Farmers Exchange Capital II
Crown Castle Towers LLC			6.151% due 11/01/53 (Þ)	4,000	4,627
4.174% due 08/15/17 (Þ)	3,880	4,061	Farmers Exchange Capital III
CSX Corp.			5.454% due 10/15/54 (Þ)	2,460	2,689
4.250% due 06/01/21	3,075	3,428	Fifth Third Bank
CVS Health Corp.			Series BKNT
1.200% due 12/05/16	5,700	5,749	2.875% due 10/01/21	2,900	2,985
Daimler Finance NA LLC			First Chicago NBD Institutional Capital I
0.588% due 03/10/17 (Ê)(Þ)	5,500	5,490	0.780% due 02/01/27 (Ê)	1,250	1,038
DaVita HealthCare Partners, Inc.			First Union Capital II
5.125% due 07/15/24	1,400	1,439	Series A
Delphi Corp.			7.950% due 11/15/29	1,575	2,223
5.000% due 02/15/23	2,500	2,662	FirstEnergy Transmission, LLC
Delta Air Lines Pass-Through Trust			5.450% due 07/15/44	4,252	4,942
Series 2002-1 Class G-1			Ford Motor Credit Co. LLC
6.718% due 01/02/23	2,796	3,209	3.984% due 06/15/16	9,630	9,966
Series 2007-1 Class A			1.037% due 01/17/17 (Ê)	15,200	15,197
6.821% due 08/10/22	3,390	3,962	4.250% due 02/03/17	9,500	10,006
Devon Energy Corp.			3.000% due 06/12/17	2,800	2,885
4.750% due 05/15/42	4,205	4,592
			See accompanying notes which are an integral part of this quarterly report.
				Russell Strategic Bond Fund 153

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.145% due 01/09/18	6,395	6,471	5.750% due 01/24/22	3,985	4,728
Forest Laboratories, Inc.			3.625% due 01/22/23	650	678
4.875% due 02/15/21 (Þ)	8,705	9,503	3.500% due 01/23/25	990	1,016
FPL Energy Wind Funding LLC
6.876% due 06/27/17 (Þ)	336	337	6.750% due 10/01/37	4,332	5,688
Freeport-McMoRan, Inc.			4.800% due 07/08/44	2,160	2,448
3.550% due 03/01/22	2,000	1,776	Series D
4.550% due 11/14/24	865	791	6.000% due 06/15/20	1,875	2,210
5.400% due 11/14/34	3,630	3,154	Great Plains Energy, Inc.
			5.292% due 06/15/22	3,785	4,414
General Electric Capital Corp.			HCP, Inc.
0.402% due 02/15/17 (Ê)	4,995	4,950	6.300% due 09/15/16	2,700	2,917
4.375% due 09/16/20	3,100	3,467	2.625% due 02/01/20	3,066	3,097
0.712% due 08/15/36 (Ê)	1,000	883	4.250% due 11/15/23	670	728
Series GMTN			Health Care REIT, Inc.
0.902% due 07/12/16 (Ê)	5,570	5,608	6.125% due 04/15/20	2,740	3,216
1.250% due 05/15/17	11,190	11,260	4.950% due 01/15/21	650	732
4.625% due 01/07/21	16,100	18,290	5.250% due 01/15/22	2,500	2,857
3.100% due 01/09/23	3,000	3,107	6.500% due 03/15/41	1,415	1,943
6.150% due 08/07/37	2,035	2,779	Hewlett-Packard Co.
Series MTNA			3.750% due 12/01/20	2,320	2,461
6.750% due 03/15/32	2,975	4,195	Honeywell International, Inc.
General Electric Co.			5.700% due 03/15/36	1,100	1,494
5.250% due 12/06/17	3,805	4,245	Hospira, Inc.
2.700% due 10/09/22	4,725	4,868	5.200% due 08/12/20	5,580	6,126
4.500% due 03/11/44	2,015	2,358	Howard Hughes Medical Institute
General Mills, Inc.			3.500% due 09/01/23	1,640	1,775
1.400% due 10/20/17	1,470	1,475	HSBC USA, Inc.
2.200% due 10/21/19	1,875	1,895	2.625% due 09/24/18	5,875	6,091
General Motors Co.			Humana, Inc.
4.875% due 10/02/23	6,115	6,672	4.950% due 10/01/44	2,410	2,718
5.000% due 04/01/35	2,955	3,188	Indiantown Cogeneration, LP
			Series A-10
6.250% due 10/02/43	1,655	2,061	9.770% due 12/15/20	1,434	1,642
General Motors Financial Co., Inc.			Innovation Ventures LLC / Innovation
4.000% due 01/15/25	2,000	2,044	Ventures Finance Corp.
Georgia-Pacific LLC			9.500% due 08/15/19 (Þ)	3,625	3,580
3.600% due 03/01/25 (Þ)	2,175	2,248	International Business Machines Corp.
8.875% due 05/15/31	2,280	3,635	0.302% due 02/05/16 (Ê)	300	300
Gilead Sciences, Inc.			IPALCO Enterprises, Inc.
3.500% due 02/01/25	1,840	1,975	7.250% due 04/01/16 (Þ)	700	737
4.500% due 02/01/45	3,165	3,641	5.000% due 05/01/18	3,500	3,727
GlaxoSmithKline Capital, Inc.			JetBlue Airways Pass-Through Trust
2.800% due 03/18/23	855	876	Series 2004-2 Class G-2
Goldman Sachs Capital I			0.682% due 11/15/16 (Ê)	4,039	3,948
6.345% due 02/15/34	2,080	2,596	John Deere Capital Corp.
Goldman Sachs Group, Inc.			0.363% due 04/12/16	10,200	10,201
1.830% due 11/29/23	1,510	1,555	JPMorgan Chase & Co.
Goldman Sachs Group, Inc. (The)			6.300% due 04/23/19	3,050	3,578
0.697% due 03/22/16 (Ê)	4,500	4,494	4.350% due 08/15/21	2,900	3,193
5.750% due 10/01/16	1,338	1,440	3.375% due 05/01/23	1,325	1,321
6.250% due 09/01/17	5,310	5,916	3.875% due 09/10/24	2,815	2,906
2.550% due 10/23/19	2,770	2,808	JPMorgan Chase Bank NA

See accompanying notes which are an integral part of this quarterly report.
154 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series BKNT			4.350% due 09/08/26	2,350	2,459
5.875% due 06/13/16	240	256	Morgan Stanley Re-REMIC Trust
6.000% due 10/01/17	7,900	8,783	4.300% due 01/27/45	3,140	3,292
JPMorgan Chase Capital XIII			Mutual of Omaha Insurance Co.
Series M			4.297% due 07/15/54 (Þ)	3,320	3,431
1.207% due 09/30/34 (Ê)	3,530	2,895	National City Bank
JPMorgan Chase Capital XXI			Series BKNT
Series U			0.605% due 06/07/17 (Ê)	3,075	3,061
1.182% due 02/02/37 (Ê)	455	369	National Rural Utilities Cooperative
JPMorgan Chase Capital XXIII			Finance Corp.
1.232% due 05/15/47 (Ê)	8,880	6,904	2.300% due 11/15/19	5,805	5,948
Kinder Morgan, Inc.			Navient Corp.
3.050% due 12/01/19	2,260	2,281	5.500% due 01/15/19	1,690	1,748
4.300% due 06/01/25	3,360	3,508	New York Life Global Funding
KKR Group Finance Co. III LLC			1.450% due 12/15/17 (Þ)	6,090	6,142
5.125% due 06/01/44 (Þ)	2,905	3,270	NiSource Finance Corp.
Life Technologies Corp.			6.400% due 03/15/18	2,180	2,500
6.000% due 03/01/20	2,758	3,211	Nissan Motor Acceptance Corp.
Lorillard Tobacco Co.			0.785% due 03/03/17 (Ê)(Þ)	4,430	4,433
3.750% due 05/20/23	4,500	4,617	Noble Energy, Inc.
Manufacturers & Traders Trust Co.			3.900% due 11/15/24	1,000	1,010
Series BKNT			Norfolk Southern Corp.
1.400% due 07/25/17	5,600	5,632	3.000% due 04/01/22	1,675	1,737
McKesson Corp.			NVR, Inc.
2.284% due 03/15/19	1,825	1,858	3.950% due 09/15/22	3,700	3,896
Medco Health Solutions, Inc.			Oncor Electric Delivery Co. LLC
4.125% due 09/15/20	2,027	2,207	6.800% due 09/01/18	7,750	9,128
Medtronic, Inc.			7.000% due 09/01/22	1,275	1,668
2.500% due 03/15/20 (Þ)	615	632	Oracle Corp.
3.150% due 03/15/22 (Å)	2,960	3,104	2.250% due 10/08/19	3,112	3,200
3.500% due 03/15/25 (Þ)	4,160	4,404	O'Reilly Automotive, Inc.
4.625% due 03/15/45 (Þ)	4,255	4,906	3.800% due 09/01/22	1,430	1,523
Merck & Co., Inc.			PACCAR Financial Corp.
0.592% due 05/18/18 (Ê)	10,425	10,439	0.502% due 02/08/16 (Ê)	1,455	1,457
MetLife, Inc.			0.425% due 06/06/17 (Ê)	1,000	999
10.750% due 08/01/39	4,215	6,955	Panhandle Eastern Pipe Line Co., LP
4.125% due 08/13/42	370	394	8.125% due 06/01/19	3,542	4,363
			Penske Truck Leasing Co. Lp / PTL
Metropolitan Life Global Funding I			Finance Corp.
1.500% due 01/10/18 (Þ)	7,000	7,043	3.050% due 01/09/20 (Þ)	2,500	2,553
Mirant Mid-Atlantic Pass-Through Trust			Pfizer, Inc.

9.125% Series B due 06/30/17	1,281	1,377	0.382% due 05/15/17 (Ê)	4,150	4,143
Monongahela Power Co.			6.200% due 03/15/19	2,345	2,781
4.100% due 04/15/24 (Þ)	1,815	2,013	Philip Morris International, Inc.
5.400% due 12/15/43 (Þ)	1,850	2,397	2.900% due 11/15/21	5,575	5,830
Morgan Stanley			3.250% due 11/10/24	3,425	3,583
5.750% due 10/18/16	1,500	1,609	Plains All American Pipeline, LP / PAA
			Finance Corp.
5.550% due 04/27/17	2,450	2,660	2.850% due 01/31/23	850	830
Series GMTN			PNC Bank NA
5.450% due 01/09/17	2,425	2,610	3.300% due 10/30/24	3,045	3,214
6.625% due 04/01/18	4,905	5,605	Series BKNT
5.500% due 07/24/20	1,500	1,726	0.576% due 04/29/16 (Ê)	3,650	3,651
3.700% due 10/23/24	1,550	1,633	2.700% due 11/01/22	5,180	5,148

			See accompanying notes which are an integral part of this quarterly report.
				Russell Strategic Bond Fund 155

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PNC Funding Corp.			6.550% due 05/01/37	4,464	5,865
3.300% due 03/08/22	8,530	9,034	7.300% due 07/01/38	2,727	3,822
Procter & Gamble Co. (The)			Time Warner Entertainment Co., LP
1.450% due 08/15/16	250	254	8.375% due 03/15/23	1,000	1,378
0.312% due 11/04/16 (Ê)	3,615	3,600	Time Warner, Inc.
Progress Energy, Inc.			5.875% due 11/15/16	6,075	6,588
7.050% due 03/15/19	1,000	1,204	4.000% due 01/15/22	5,025	5,427
3.150% due 04/01/22	3,750	3,919	Toyota Motor Credit Corp.
Prudential Financial, Inc.			0.522% due 05/17/16 (Ê)	10,110	10,136
3.500% due 05/15/24	3,375	3,539	1.450% due 01/12/18	2,210	2,228
5.625% due 06/15/43	2,550	2,652	UAL Pass Through Trust
Public Service Co. of New Mexico			Series 09-1
7.950% due 05/15/18	3,320	3,949	10.400% due 11/01/16	191	212
Quebecor World Capital Corp.			Unilever Capital Corp.
4.875% due 01/02/49 (Ø)	625	—	2.750% due 02/10/16	1,300	1,330
6.125% due 11/15/49 (Ø)	1,955	—	United Technologies Corp.
QVC, Inc.			3.100% due 06/01/22	3,550	3,733
4.375% due 03/15/23	5,765	5,940	UnitedHealth Group, Inc.
5.450% due 08/15/34	2,040	2,077	3.875% due 10/15/20	2,640	2,920
Rayonier AM Products, Inc.			2.875% due 12/15/21	3,375	3,532
5.500% due 06/01/24 (Þ)	3,360	2,864	Unum Group
Reliance Standard Life Global Funding			4.000% due 03/15/24	2,940	3,127
II			US Airways Pass-Through Trust
2.500% due 01/15/20 (Þ)	3,285	3,334	Series 2011-1 Class A
Republic Services, Inc.			7.125% due 10/22/23	2,784	3,313
5.250% due 11/15/21	1,850	2,149	Series 2012-1 Class A
3.550% due 06/01/22	5,550	5,888	5.900% due 10/01/24	2,990	3,393
Reynolds American, Inc.			US Bank NA
6.750% due 06/15/17	3,400	3,791	Series BKNT
4.850% due 09/15/23	1,275	1,419	0.439% due 09/11/17 (Ê)	4,800	4,795
Roche Holdings, Inc.			1.375% due 09/11/17	2,400	2,418
2.875% due 09/29/21 (Þ)	3,375	3,518	USF&G Capital III
Rockwood Specialties Group, Inc.			8.312% due 07/01/46 (Þ)	2,244	3,640
4.625% due 10/15/20	4,865	5,060	Ventas Realty LP/CAP CRP
Sabine Pass LNG, LP			2.000% due 02/15/18	1,400	1,414
7.500% due 11/30/16	385	405	Verizon Communications, Inc.
7.500% due 11/30/16 (Þ)	2,900	3,052	2.500% due 09/15/16	549	562
Samsung Electronics America, Inc.			1.350% due 06/09/17	5,620	5,613
1.750% due 04/10/17 (Þ)	3,160	3,190	1.991% due 09/14/18 (Ê)	600	624
SL Green Realty Corp			3.650% due 09/14/18	4,270	4,542
7.750% due 03/15/20	3,000	3,651	3.000% due 11/01/21	4,000	4,058
Sprint Capital Corp.			3.500% due 11/01/21	6,625	6,897
8.750% due 03/15/32	8,565	8,758	5.150% due 09/15/23	20,235	23,202
Symantec Corp.
2.750% due 06/15/17	1,480	1,512	4.400% due 11/01/34	2,155	2,281
Sysco Corp.			6.550% due 09/15/43	5,180	6,997
1.450% due 10/02/17	1,750	1,765	4.862% due 08/21/46 (Þ)	1,000	1,097
Tennessee Gas Pipeline Co. LLC			Series FRN
8.000% due 02/01/16	2,050	2,177	1.771% due 09/15/16 (Ê)	3,020	3,074
8.375% due 06/15/32	3,080	4,089	Viacom, Inc.
Time Warner Cable, Inc.			3.125% due 06/15/22	2,375	2,371
8.250% due 04/01/19	2,000	2,476	Wachovia Capital Trust III
5.000% due 02/01/20	1,205	1,357	5.570% due 03/29/49 (Ê)(ƒ)	3,440	3,374
See accompanying notes which are an integral part of this quarterly report.
156 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
Walgreens Boots Alliance, Inc.			0.652% due 11/07/16 (Ê)			3,800	3,798
3.800% due 11/18/24	2,680	2,834	3.535% due 11/04/24			2,965	3,066
4.800% due 11/18/44	2,010	2,284	BPCE SA
Wal-Mart Stores, Inc.			0.802% due 11/18/16 (Ê)			4,000	4,006
2.800% due 04/15/16	1,330	1,368	4.000% due 04/15/24			2,485	2,698
6.500% due 08/15/37	2,030	2,943	Braskem Finance, Ltd.
Walt Disney Co. (The)			6.450% due 02/03/24			3,050	2,974
2.750% due 08/16/21			Brazilian Government International Bond
Wells Fargo & Co.	1,325	1,383	4.250% due 01/07/25			2,700	2,693
0.531% due 06/02/17	16,500	16,462	British Sky Broadcasting Group PLC
3.500% due 03/08/22	7,390	7,915	3.750% due 09/16/24			3,401	3,558
4.125% due 08/15/23	3,350	3,600	British Telecommunications PLC
4.100% due 06/03/26	3,415	3,615	2.350% due 02/14/19			915	933
			Canadian Pacific Railway Co.
4.650% due 11/04/44	2,960	3,268	7.250% due 05/15/19			2,500	3,032
Williams Cos., Inc. (The)
7.875% due 09/01/21	458	521	4.500% due 01/15/22			3,642	4,102
Williams Partners, LP			CDP Financial, Inc.
4.300% due 03/04/24	1,205	1,209	5.600% due 11/25/39 (Þ)			2,000	2,773
Williams Partners, LP / Williams			Coca Cola Enterprises
Partners Finance Corp.			2.375% due 05/07/25	EUR		2,475	3,031
7.250% due 02/01/17	2,765	3,046	Colombia Government International
Wm Wrigley Jr Co.			Bond
2.000% due 10/20/17 (Þ)	5,355	5,422	4.375% due 07/12/21			1,535	1,627
			Cooperatieve Centrale Raiffeisen-
ZFS Finance USA Trust II			Boerenleenbank BA
6.450% due 12/15/65 (Þ)	4,650	4,859	4.625% due 12/01/23			7,075	7,742
ZFS Finance USA Trust V			Corp. Andina Fomento
6.500% due 05/09/37 (Þ)	11,829	12,507	4.375% due de 06/15/22			2,486	2,753
		1,278,175	Credit Suisse
International Debt - 5.4%			0.717% due 05/26/17 (ƒ)			2,200	2,196
Abbey National Treasury Services PLC
2.350% due 09/10/19	3,250	3,314	6.000% due 02/15/18			690	770
ABN Amro Bank NV			3.000% due 10/29/21			1,200	1,232
1.056% due 10/28/16 (Ê)(Þ)	2,320	2,334	Credit Suisse NY
ArcelorMittal			1.750% due 01/29/18			5,195	5,210
5.000% due 02/25/17	2,410	2,505	Deutsche Bank AG
7.250% due 03/01/41	3,468	3,559	7.500% due 12/29/49 (ƒ)			2,520	2,455
			Deutsche Telekom International Finance
AWAS Aviation Capital, Ltd.			BV
7.000% due 10/17/16 (Þ)	2,341	2,388	3.125% due 04/11/16 (Þ)			4,050	4,157
Baidu, Inc.
3.250% due 08/06/18	2,685	2,753	2.250% due 03/06/17 (Þ)			6,590	6,721
Banco do Brasil SA			Electricite de France SA
9.000% due 12/29/49 (ƒ)(Þ)	3,140	2,731	4.875% due 01/22/44 (Þ)			3,415	4,107
Bank of Nova Scotia			Encana Corp.
0.422% due 05/09/16 (Ê)(~)	6,495	6,493	5.900% due 12/01/17			4,000	4,350
Barclays PLC			Ensco PLC
2.750% due 11/08/19	3,660	3,736	5.750% due 10/01/44			3,205	3,276
Barrick Gold Corp.			General Electric Capital Corp.
4.100% due 05/01/23	635	635	5.500% due 09/15/67	EUR		900	1,096
BAT International Finance PLC			GlaxoSmithKline Capital PLC
2.125% due 06/07/17 (Þ)	6,527	6,646	1.500% due 05/08/17			1,490	1,508
BBVA Bancomer SA			Global SC Finance SRL
4.500% due 03/10/16 (Þ)	600	619	3.090% due 07/17/29			3,596	3,609
			Government of the Cayman Islands
BP Capital Markets PLC			5.950% due 11/24/19 (Þ)			1,185	1,354
			See accompanying notes which are an integral part of this quarterly report.
				Russell Strategic Bond Fund 157

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
		or Shares		$			or Shares	$
Granite Master Issuer PLC					4.875% due 01/24/22		2,125	2,216
Series 2007-1 Class 2A1
0.308% due 12/20/54 (Ê)			2,247	2,233	4.500% due 01/23/26 (Þ)		2,875	2,871
HBOS PLC					4.500% due 01/23/26 (Å)		1,930	1,927
6.750% due 05/21/18 (Þ)			9,920	11,160	6.375% due 01/23/45		1,165	1,298
Hutchison Whampoa International 14,					5.625% due 01/23/46 (Þ)		2,465	2,520
Ltd.					Philip Morris International, Inc.
3.625% due 10/31/24 (Þ)			2,475	2,550	Series EMTn
ING Bank NV					2.875% due 03/03/26	EUR	3,900	5,155
3.750% due 03/07/17 (Þ)			2,125	2,234	Philippine Government International
4.125% due 11/21/23			2,000	2,048	Bond
Intesa Sanpaolo SpA					4.200% due 01/21/24		2,200	2,472
2.375% due 01/13/17			3,405	3,450	Poland Government International Bond
5.017% due 06/26/24 (Þ)			2,540	2,616	5.125% due 04/21/21		1,250	1,434
					Province of Ontario Canada
JPMorgan Chase & Co.					3.200% due 05/16/24		2,750	2,992
Series MPLE
					Province of Quebec Canada
KFW 2.920% due 09/19/17 (Þ)	CAD		7,095	5,800	3.500% due 07/29/20		465	508
4.000% due 01/27/20			8,525	9,619	2.625% due 02/13/23		550	573
Latitude CLO II Corp.					Rabobank Nederland
Series 2006-2A Class A2					11.000% due 06/29/49 (ƒ)(Þ)		4,813	6,197
0.571% due 12/15/18 (Ê)(Þ)			1,280	1,273	Rio Tinto Finance USA PLC
Limerock CLO II, Ltd.					1.375% due 06/17/16		2,110	2,127
Series 2014-2A Class A					Royal Bank of Scotland Group PLC
1.757% due 04/18/26 (Å)(Ê)			3,540	3,523	5.125% due 05/28/24		2,960	3,127
Lloyds Bank PLC					Saudi Electricity Global Sukuk Co. 2
2.300% due 11/27/18			2,695	2,754	5.060% due 04/08/43 (Þ)		3,990	4,269
Lloyds Banking Group PLC					Seagate HDD Cayman
7.500% due 12/31/49 (ƒ)			4,380	4,479	5.750% due 12/01/34 (Å)		3,980	4,334
Macquarie Bank, Ltd.					Shell International Finance BV
0.886% due 10/27/17 (Ê)(Þ)			3,000	3,000	0.442% due 11/15/16 (Ê)		16,890	16,899
Marfrig Overseas, Ltd.					2.000% due 11/15/18		2,360	2,403
9.500% due 05/04/20 (Þ)			4,200	3,922	2.250% due 01/06/23		9,975	9,918
Morgan Stanley					Sirius International Group, Ltd.
1.750% due 01/30/25	EUR		1,705	1,947	7.506% due 05/29/49 (ƒ)(Þ)		4,170	4,352
Nexen Energy ULC					Skandinaviska Enskilda Banken (Þ) AB
6.200% due 07/30/19			1,775	2,068	2.375% due 03/25/19		4,250	4,337
7.500% due 07/30/39			3,170	4,681	Sky PLC
Nokia OYJ					6.100% due 02/15/18 (Þ)		2,290	2,572
6.625% due 05/15/39			4,411	4,929	SMART Trust
Nomura Holdings Inc.					Series 2011-2USA Class A4A
2.000% due 09/13/16			4,385	4,432	2.310% due 04/14/17 (Þ)		4,778	4,793
NOVA Chemicals Corp.					South Africa Government International
5.250% due 08/01/23 (Þ)			5,265	5,443	Bond
Paragon Offshore PLC					4.665% due 01/17/24		800	849
7.250% due 08/15/24 (Þ)			4,565	2,191	Statoil ASA
Peru Government International Bond					0.692% due 11/08/18 (Ê)		8,300	8,272
6.550% due 03/14/37			675	893	3.150% due 01/23/22		1,600	1,682
Petrobras Global Finance BV					Suncor Energy, Inc.
6.250% due 03/17/24			3,525	3,184	5.950% due 12/01/34		2,690	3,204
Petroleos de Venezuela SA					Sydney Airport Finance Co. Pty, Ltd.
6.000% due 11/15/26		11,800		3,600	3.900% due 03/22/23 (Þ)		3,000	3,168
5.375% due 04/12/27			2,030	613	Tencent Holdings, Ltd.
Petroleos Mexicanos					3.375% due 05/02/19 (Þ)		2,355	2,429
					Teva Pharmaceutical Finance Co. BV

See accompanying notes which are an integral part of this quarterly report.

158 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.650% due 11/10/21	2,620	2,771	4.500% due 05/21/20 (Ê)	2,091	2,080
Toronto-Dominion Bank (The)			Numericable U.S. LLC 1st Lien Term
0.424% due 07/13/16 (Ê)	10,000	9,999	Loan B2
Total Capital Canada, Ltd.			4.500% due 05/21/20 (Ê)	1,809	1,799
2.750% due 07/15/23	2,680	2,721	Sungard Availability Services Capital,
Total Capital International SA			Inc. 1st Lien Term Loan B
1.000% due 08/12/16	10,485	10,559	6.000% due 03/31/19 (Ê)	3,226	2,699
			TWCC Holding Corp. 2nd Lien Term
Total Capital SA			Loan
2.125% due 08/10/18	3,300	3,367	7.000% due 06/26/20 (Ê)	3,000	2,789
Trade MAPS 1, Ltd.			Valeant Pharmaceuticals International,
Series 2013-1A Class A			Inc. 1st Lien Term Loan B
0.866% due 12/10/18 (Ê)(Þ)	6,410	6,419	3.500% due 08/05/20 (Ê)	1,194	1,185
TransCanada PipeLines, Ltd.					35,706
3.800% due 10/01/20	1,900	2,011	Mortgage-Backed Securities - 25.9%
2.500% due 08/01/22	1,975	1,927	Adjustable Rate Mortgage Trust
Transocean, Inc.			Series 2006-1 Class 2A1
6.375% due 12/15/21	1,370	1,133	3.524% due 03/25/36 (Ê)	774	578
3.800% due 10/15/22	3,400	2,507	Alternative Loan Trust
Turkey Government International Bond			Series 2005-85CB Class 2A2
5.750% due 03/22/24	3,575	4,093	5.500% due 02/25/36	16	15
			Series 2006-OA10 Class 3A1
Tyco Electronics Group SA			0.358% due 08/25/46 (Ê)	5,857	4,463
6.550% due 10/01/17	2,425	2,741	Series 2007-15CB Class A5
UBS AG			5.750% due 07/25/37	526	484
Series BKNT			Series 2007-15CB Class A7
5.750% due 04/25/18	940	1,062	6.000% due 07/25/37	1,490	1,393
Vale Overseas, Ltd.			Series 2007-HY6 Class (Ê) A1
8.250% due 01/17/34	1,960	2,175	0.378% due 08/25/47	6,869	5,617
Validus Holdings, Ltd.			American Home Mortgage Investment
8.875% due 01/26/40	1,993	2,899	Trust
Vodafone Group PLC			Series 2007-1 Class GA1C
1.625% due 03/20/17	3,525	3,549	0.358% due 05/25/47 (Ê)	6,370	4,555
Voya CLO, Ltd.			Series 2007-4 Class A2
Series 2014-4A Class A1			0.358% due 08/25/37 (Ê)	1,040	1,009
1.733% due 10/14/26 (Ê)(Þ)	1,250	1,243	Aventura Mall
Weatherford International, Ltd.			Series 2013-AVM Class A
5.125% due 09/15/20	3,933	3,461	3.743% due 12/05/32 (Þ)	260	283
Willis Group Holdings PLC			Banc of America Alternative Loan Trust
4.125% due 03/15/16	1,935	1,996	Series 2005-5 Class 2CB1
		398,713	6.000% due 06/25/35	391	370
Loan Agreements - 0.5%			Banc of America Commercial Mortgage
Avago Technologies Cayman, Ltd. Term			Trust
Loan B			5.765% due 06/10/49	2,530	2,641
3.750% due 05/06/21	3,458	3,450	Series 2007-2 Class AM
Chrysler Group LLC Term Loan B			5.638% due 04/10/49	1,490	1,615
3.500% due 05/24/17 (Ê)	3,994	3,977	Banc of America Funding Corp.
First Data Corp. Term Loan			Series 2006-3 Class 5A8
3.668% due 03/24/18 (Ê)	4,050	3,973	5.500% due 03/25/36	1,756	1,670
HCA, Inc. Term Loan B4			Series 2006-G Class 2A3
3.005% due 05/01/18 (Ê)	5,380	5,367	0.338% due 07/20/36 (Ê)	446	445
Hologic, Inc. Term Loan B			Banc of America Funding Trust
3.250% due 08/01/19 (Ê)	2,507	2,499	Series 2005-8 Class 1A1
MacDermid, Inc. 1st Lien Term Loan			5.500% due 01/25/36	2,919	2,949
4.000% due 06/07/20 (Ê)	5,910	5,888	Series 2006-F Class 1A2
Numericable U.S. LLC 1st Lien Term			2.630% due 07/20/36 (Ê)	121	89
Loan B1

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 159

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Banc of America Merrill Lynch			Series 2007-PW16 Class A4
Commercial Mortgage, Inc.			5.707% due 06/11/40	50	54
Series 2005-1 Class A5			Series 2007-PW17 Class A4
5.271% due 11/10/42	244	244	5.694% due 06/11/50	1,335	1,450
Series 2005-3 Class AM			Bear Stearns Commercial Mortgage
4.727% due 07/10/43	675	680	Securities, Inc.
Series 2005-6 Class A4			Series 2005-T20 Class E
5.153% due 09/10/47	10,453	10,622	5.288% due 10/12/42	170	170
Series 2007-2 Class A4			Bear Stearns Structured Products, Inc.
5.628% due 04/10/49	7,750	8,268	Series 2007-R6 Class 1A1
Series 2008-1 Class A4			2.591% due 01/26/36 (Ê)	1,604	1,276
6.225% due 02/10/51	1,345	1,490	Series 2007-R6 Class 2A1
Banc of America Mortgage Securities,			2.337% due 12/26/46 (Ê)	1,440	1,128
Inc.			BHMS Mortgage Trust
Series 2004-1 Class 5A1			Series 2014-ATLS Class AFL
6.500% due 09/25/33	14	14	1.671% due 07/05/33 (Ê)(Þ)	1,215	1,208
Series 2004-11 Class 2A1			Series 2014-ATLS Class BFX
5.750% due 01/25/35	585	595	4.241% due 07/05/33 (Þ)	3,195	3,276
Series 2004-F Class 1A1			CGCMT Trust
2.538% due 07/25/34 (Ê)	365	368	Series 2009-RR1 Class MA4A
Series 2004-I Class 2A2			5.485% due 03/17/51 (Þ)	400	431
2.707% due 10/25/34 (Ê)	80	80	Chase Mortgage Finance Trust
Series 2005-H Class 2A5			Series 2007-A1 Class 2A1
2.710% due 09/25/35 (Ê)	2,095	1,925	2.467% due 02/25/37 (Ê)	353	353
Banc of America Mortgage Trust			Citicorp Mortgage Securities Trust
Series 2005-D Class 2A7			Series 2006-3 Class 1A4
2.686% due 05/25/35 (Ê)	1,659	1,532	6.000% due 06/25/36	3,600	3,737
Banc of America Re-REMIC Trust			Citigroup Commercial Mortgage Trust
Series 2010-UB5 Class A4A			Series 2005-C3 Class AJ
5.649% due 02/17/51 (Þ)	1,780	1,876	4.960% due 05/15/43	1,720	1,729
BCAP LLC Trust			Series 2006-C4 Class A3
Series 2011-R11 Class 15A1			5.772% due 03/15/49	123	128
2.589% due 10/26/33 (Ê)(Þ)	4,202	4,280	Series 2008-C7 Class A4
Series 2011-R11 Class 20A5			6.150% due 12/10/49	407	447
2.601% due 03/26/35 (Ê)(Þ)	1,671	1,692	Series 2013-375P
Bear Stearns Adjustable Rate Mortgage			3.251% due 05/10/35	3,760	3,942
Trust			Series 2014-GC19 Class D
Series 2004-5 Class 2A			4.900% due 03/10/47 (Þ)	110	109
2.957% due 07/25/34 (Ê)	839	840	Series 2014-GC23 Class A4
Series 2004-10 Class 22A1			3.622% due 07/10/47	7,000	7,543
2.522% due 01/25/35 (Ê)	232	223	Citigroup Mortgage Loan Trust, Inc.
Series 2005-12 Class 13A1			Series 2005-11 Class A2A
5.430% due 02/25/36 (Ê)	238	212	2.510% due 10/25/35 (Ê)	124	123
Series 2007-3 Class 1A1			Series 2006-AR7 Class 1A4A
2.962% due 05/25/47 (Ê)	1,962	1,675	2.465% due 11/25/36 (Ê)	3,313	2,873
Bear Stearns ARM Trust			Series 2007-6 Class 1A4A
Series 2003-8 Class 4A1			0.016% due 03/25/37 (Ê)	1,438	1,027
2.650% due 01/25/34 (Ê)	167	167	Series 2007-AR8 Class 2A1A
Bear Stearns Commercial Mortgage			2.683% due 07/25/37 (Ê)	1,494	1,389
Securities Trust
Series 2005-PW10 Class A4			Citigroup/Deutsche Bank Commercial
5.405% due 12/11/40	2,354	2,410	Mortgage Trust
			Series 2005-CD1 Class A4
Series 2005-PWR9 Class A4A			5.226% due 07/15/44	5,697	5,763
4.871% due 09/11/42	504	509	Series 2005-CD1 Class AJ
Series 2007-PW15 Class A4			5.226% due 07/15/44	1,992	2,038
5.331% due 02/11/44	503	537

See accompanying notes which are an integral part of this quarterly report.
160 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-CD1 Class C			Series 2005-J13 Class 2A7
5.226% due 07/15/44	900	917	5.500% due 11/25/35	660	613
Series 2007-CD4 Class A4			Series 2006-13T1 Class A3
5.322% due 12/11/49	340	360	6.000% due 05/25/36	3,711	3,231
Series 2007-CD5 Class A4			Series 2007-8CB Class A1
5.886% due 11/15/44	511	558	5.500% due 05/25/37	3,126	2,787
COBALT CMBS Commercial Mortgage			Countrywide Home Loan Mortgage Pass-
Trust			Through Trust
Series 2006-C1 Class AM			Series 2004-11 Class 2A1
5.254% due 08/15/48	110	113	2.061% due 07/25/34 (Ê)	2,380	2,357
Commercial Mortgage Trust			Series 2004-22 Class A3
Series 1999-C1 Class D			2.418% due 11/25/34 (Ê)	1,006	950
6.900% due 01/17/32	37	37	Series 2005-17 Class 1A6
Series 2001-J2A Class E			5.500% due 09/25/35	1,068	1,046
6.922% due 07/16/34 (Þ)	2,100	2,293	Series 2006-1 Class A2
Series 2005-C6 Class AJ			6.000% due 03/25/36	530	500
5.209% due 06/10/44	560	570	Series 2006-21 Class A8
Series 2006-C7 Class A4			5.750% due 02/25/37	2,519	2,359
5.756% due 06/10/46	347	362	Series 2007-4 Class 1A10
Series 2006-GG7 Class A4			6.000% due 05/25/37	5,864	5,280
5.819% due 07/10/38	553	577	Series 2007-9 Class A11
Series 2007-GG9 Class A4			5.750% due 07/25/37	1,616	1,507
5.444% due 03/10/39	130	139	Countrywide Home Loans, Inc.
Series 2007-GG11 Class A4			Series 2003-46 Class 1A1
5.736% due 12/10/49	1,385	1,502	2.612% due 01/19/34	4,445	4,424
Series 2007-GG11 Class AJ			Series 2006-14 Class A4
6.066% due 12/10/49	2,642	2,787	6.250% due 09/25/36	3,527	3,395
Series 2008-LS1 Class A4B			Credit Suisse Commercial Mortgage
6.046% due 12/10/49	1,566	1,687	Trust
Series 2010-RR1 Class GEA			Series 2007-C1 Class A3
5.543% due 12/11/49 (Þ)	7,300	7,665	5.383% due 02/15/40	4,676	4,957
Series 2012-CR2 Class A1			Series 2007-C3 Class A4
0.824% due 08/15/45	913	913	5.698% due 06/15/39	37	40
Series 2012-CR4 Class A3			Series 2008-C1 Class A3
2.853% due 10/15/45	763	785	5.971% due 02/15/41	345	380
			Credit Suisse First Boston Mortgage
Series 2012-CR4 Class XA			Securities Corp.
1.962% due 10/15/45	478	50	Series 2005-9 Class 2A1
Series 2013-CR9 Class A3			5.500% due 10/25/35	2,778	2,683
4.022% due 07/10/45	320	355	Series 2005-C2 Class AMFX
Series 2013-CR9 Class A4			4.877% due 04/15/37	1,145	1,146
4.235% due 07/10/45	760	862	Series 2005-C3 Class AJ
Series 2014-CR14 Class A4			4.771% due 07/15/37	695	699
4.236% due 02/10/47	4,156	4,690	Series 2005-C6 Class B
Series 2014-CR20 Class AM			5.230% due 12/15/40	2,415	2,470
3.938% due 11/10/47	1,090	1,170	Credit Suisse Mortgage Capital
Series 2014-KY0 Class F			Certificates
3.654% due 06/11/27	3,330	3,313	Series 2007-2 Class 3A4
Series 2014-UBS2 Class A5			5.500% due 03/25/37	3,019	2,871
3.961% due 03/10/47	315	348	Credit Suisse Mortgage Trust
Series 2014-UBS4 Class A5			3.250% due 08/27/36	3,290	3,154
3.694% due 08/10/47	375	406	CSMC Trust
Series 2014-UBS5 Class A4			Series 2014-USA Class A2
3.838% due 09/10/47	3,165	3,463	3.953% due 09/15/37 (Þ)	2,545	2,813
Countrywide Alternative Loan Trust			DBCCRE Mortgage Trust

			See accompanying notes which are an integral part of this quarterly report.
				Russell Strategic Bond Fund 161

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-ARCP Class C			4.500% due 2026	203	230
4.935% due 01/10/34 (Þ)	2,495	2,755	5.500% due 2026	223	249
DBUBS Mortgage Trust			9.000% due 2026	6	7
Series 2011-LC3A Class A2
3.642% due 08/10/44	5,255	5,420	3.000% due 2027	2,762	2,916
Deutsche Alt-A Securities Mortgage			3.500% due 2027	3,733	3,979
Loan Trust			4.500% due 2027	681	770
Series 2007-OA4 Class 1A1A
0.358% due 08/25/47 (Ê)	4,470	3,752	4.500% due 2027	4,147	4,429
Series 2007-OA5 Class A1A			5.500% due 2027	75	84
0.368% due 08/25/47 (Ê)	2,954	2,512	7.000% due 2028	45	52
DSLA Mortgage Loan Trust			6.500% due 2029	52	61
Series 2007-AR1 Class 2A1A
0.308% due 04/19/47 (Ê)	7,174	5,903	7.000% due 2029	459	547
Extended Stay America Trust			7.500% due 2029	6	7
Series 2013-ESH7 Class A27			8.500% due 2029	2	2
2.958% due 12/05/31 (Þ)	3,845	3,947	6.500% due 2030	76	87

Fannie 8.000% Mae due 2016	—	—	7.000% due 2030	124	139
10.000% due 2018	4	4	8.000% due 2030	68	86
5.000% due 2019	221	235	8.500% due 2030	69	77
3.763% due 2020	6,166	6,799	9.500% due 2030	27	33
4.000% due 2020	6	6	4.000% due 2031	2,257	2,436
4.250% due 2020	7,054	7,892	6.500% due 2031	128	149
4.338% due 2020	6,070	6,887	7.000% due 2031	300	356
4.685% due 2020	2,017	2,277	7.500% due 2031	24	28
3.000% due 2021	202	213	8.500% due 2031	145	165
3.400% due 2021	17,700	19,125	3.500% due 2032	10,036	10,674
3.500% due 2021	344	365	6.500% due 2032	137	156
3.840% due 2021	5,932	6,588	7.000% due 2032	773	911
3.890% due 2021	1,885	2,088	7.500% due 2032	19	23
5.500% due 2021	125	136	8.500% due 2032	14	16
2.820% due 2022	2,555	2,690	2.340% due 2033(Ê)	161	171
2.830% due 2022	2,362	2,488	3.000% due 2033	6,014	6,306
3.000% due 2022	230	242	3.500% due 2033	5,496	5,849
5.000% due 2022	1,450	1,556	6.500% due 2033	153	174
5.500% due 2022	502	548	7.000% due 2033	353	402
4.500% due 2023	74	80	2.198% due 2034(Ê)	295	315
5.500% due 2023	1,044	1,143	2.231% due 2034(Ê)	592	632
2.500% due 2024	8,512	8,876	2.267% due 2034(Ê)	100	105
4.000% due 2024	84	89	4.500% due 2034	1,177	1,324
5.500% due 2024	727	798	5.500% due 2034	72	82
7.500% due 2024	2	2	6.500% due 2034	332	394
10.000% due 2024	3	3	7.000% due 2034	42	52
4.000% due 2025	3,321	3,546	2.099% due 2035(Ê)	673	727
4.500% due 2025	1,973	2,119	2.136% due 2035(Ê)	988	1,064
4.500% due 2025	62	67	4.500% due 2035	887	1,013
5.500% due 2025	125	137	5.500% due 2035	851	956
3.500% due 2026	2,502	2,660	7.000% due 2035	36	39
4.000% due 2026	7,738	8,264	7.500% due 2035	329	405

See accompanying notes which are an integral part of this quarterly report.

162 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
		Amount ($)	Value		Amount ($)	Value
		or Shares	$		or Shares	$
2.193% due 2036(Ê)		7	7	Series 2003-343 Class 6
4.000% due 2036		77	82	Interest Only STRIP
				5.000% due 10/25/33	590	89
5.500% due 2036		595	647	Series 2003-345 Class 18
7.000% due 2036		89	97	Interest Only STRIP
4.000% due 2037		82	89	4.500% due 12/25/18	919	51
4.500% due 2037		1,640	1,842	Series 2003-345 Class 19
5.500% due 2037		1,557	1,715	Interest Only STRIP
				4.500% due 01/25/19	1,000	55
6.500% due 2037		302	344	Series 2005-365 Class 12
4.500% due 2038		1,044	1,135	Interest Only STRIP
4.500% due 2038		3,089	3,472	4.500% due 12/25/35	2,066	285
5.500% due 2038		510	572	Series 2006-369 Class 8
				Interest Only STRIP
6.500% due 2038		236	268	5.500% due 04/25/36	302	43
4.500% due 2039		897	1,037	Fannie Mae Grantor Trust
4.500% due 2039		946	1,030	Series 1999-T2 Class A1
6.500% due 2039		159	185	7.500% due 01/19/39	35	39
				Series 2001-T4 Class A1
4.500% due 2040		343	374	7.500% due 07/25/41	1,547	1,878
4.000% due 2041		17,908	19,353	Series 2001-T8 Class A2
4.500% due 2041		16,069	17,500	9.500% due 07/25/41	98	119
4.500% due 2041		2,042	2,314	Series 2001-T10 Class A2
5.000% due 2041		21,854	24,248	7.500% due 12/25/41	2,254	2,660
4.500% due 2042		1,186	1,289	Series 2002-T19 Class A1
3.500% due 2043		11,851	12,647	6.500% due 07/25/42	314	361
				Series 2004-T1 Class 1A2
4.500% due 2045		9,765	10,621	6.500% due 01/25/44	16	18
15 Year TBA(Ï)				Fannie Mae REMICS
2.000%		2,250	2,273	Series 1996-46 Class ZA
2.500%		38,605	39,915	7.500% due 11/25/26	86	98
3.000%		9,275	9,740	Series 1997-68 Class SC
				Interest Only STRIP
3.500%		7,615	8,109	8.332% due 05/18/27 (Å)(Ê)	29	7
30 Year TBA(Ï)				Series 1999-56 Class Z
2.500%		1,450	1,456	7.000% due 12/18/29	321	364
3.000%		108,865	112,450	Series 2001-4 Class SA
3.500%		134,980	142,529	Interest Only STRIP
4.000%		81,725	87,522	7.382% due 02/17/31 (Å)(Ê)	17	1
4.500%		51,910	56,323	Series 2002-57 Class PG
5.500%		14,445	16,294	5.500% due 09/25/17	629	657
				Series 2003-25 Class IK
Series 1997-281 Class 2				Interest Only STRIP
Interest Only STRIP
9.000% due 11/25/26	(Å)	21	4	7.000% due 04/25/33 (Å)	85	13
				Series 2003-32 Class UI
Series 2000-306				Interest Only STRIP
Interest Only STRIP
8.000% due 05/25/30	(Å)	22	6	6.000% due 05/25/33 (Å)	60	12
				Series 2003-33 Class IA
Series 2001-317 Class 2				Interest Only STRIP
Interest Only STRIP
8.000% due 12/25/31	(Å)	31	6	6.500% due 05/25/33 (Å)	437	69
				Series 2003-35 Class FY
Series 2002-320 Class 2				0.568% due 05/25/18 (Ê)	549	551
Interest Only STRIP
7.000% due 04/25/32 (Å)		9	2	Series 2003-35 Class IU
Series 2003-339 Class 23				6.000% due 05/25/33 (Å)	82	16
Interest Only STRIP
5.000% due 06/25/18		339	19
				See accompanying notes which are an integral part of this quarterly report.
					Russell Strategic Bond Fund 163

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-35 Class UI			Series 2014-M13 Class ASQ1
Interest Only STRIP			0.848% due 11/25/17	7,079	7,090
6.500% due 05/25/33 (Å)	91	14	Series 2014-M13 Class ASQ2
Series 2003-64 Class JI			1.637% due 11/25/17	31,605	32,034
Interest Only STRIP			Series 2015-M1 Class ASQ1
6.000% due 07/25/33 (Å)	54	9	0.782% due 02/25/18	8,275	8,273
Series 2004-70 Class EB			Series 2015-M1 Class ASQ2
5.000% due 10/25/24	945	1,025	1.626% due 02/25/18	9,390	9,493
Series 2005-110 Class MB			FDIC Guaranteed Notes Trust
5.500% due 09/25/35	369	398	Series 2010-S1 Class 1A
Series 2005-117 Class LC			0.720% due 02/25/48 (Ê)(Þ)	814	814
5.500% due 11/25/35	2,732	2,969	FDIC Trust
Series 2006-22 Class CE			Series 2010-R1 Class A
4.500% due 08/25/23	925	995	2.184% due 05/25/50 (Þ)	1,099	1,108
Series 2006-118 Class A1			Series 2011-R1 Class A
0.228% due 12/25/36 (Å)(Ê)	79	77	2.672% due 07/25/26 (Þ)	4,499	4,623
Series 2007-73 Class A1			Federal Home Loan Mortgage Corp.
0.228% due 07/25/37 (Å)(Ê)	785	764	Multifamily Structured Pass-Through
Series 2009-39 Class LB			Certificates
4.500% due 06/25/29	1,360	1,462	Series 2010-KSCT Class A2
			4.285% due 01/25/20	1,910	2,145
Series 2009-70 Class PS			Series 2011-K702 Class X1
Interest Only STRIP			Interest Only STRIP
6.582% due 01/25/37 (Ê)	14,883	1,754	1.523% due 02/25/18	60,027	2,445
Series 2009-71 Class MB			Series 2012-K501 Class X1A
4.500% due 09/25/24	1,452	1,562	Interest Only STRIP
Series 2009-96 Class DB			1.644% due 08/25/16	33,600	595
4.000% due 11/25/29	4,822	5,225	Series 2013-K032 Class A2
Series 2010-95 Class S			3.310% due 05/25/23	6,890	7,484
Interest Only STRIP			Series 2014-KF05 Class (Ê) A
6.432% due 09/25/40 (Ê)	13,105	2,530	0.504% due 09/25/21	8,748	8,753
Series 2013-111 Class PL			Federal Home Loan Mortgage Corp.
2.000% due 12/25/42	3,641	3,467	Structured Pass-Through Securities
Fannie Mae Whole Loan			Series 2002-42 Class A6
Series 2003-W1 Class 2A			9.500% due 02/25/42	53	66
6.544% due 12/25/42	66	78	Series 2003-56 Class A5
Series 2003-W4 Class 4A			5.231% due 05/25/43	1,997	2,257
7.010% due 10/25/42	25	29	Series 2003-58 Class 2A
Series 2004-W2 Class 2A2			6.500% due 09/25/43	171	200
7.000% due 02/25/44	1,996	2,310	First Horizon Asset Securities, Inc.
Series 2004-W9 Class 2A1			Series 2005-AR4 Class 2A1
6.500% due 02/25/44	144	163	2.565% due 10/25/35 (Ê)	1,803	1,578
Series 2004-W11 Class 1A2			First Union National Bank-Bank of
6.500% due 05/25/44	303	362	America NA Commercial Mortgage
Fannie Mae-Aces			Trust
0.505% due 08/25/18	4,900	4,906	Series 2001-C1 Class IO1
			Interest Only STRIP
Series 2012-M12 Class 1A			2.200% due 03/15/33 (Þ)	2,390	3
2.840% due 08/25/22	6,796	7,169	Four Times Square Trust Commercial
Series 2012-M15 Class A			Mortgage Pass-Through Certificates
2.656% due 10/25/22	7,089	7,378	Series 2006-4TS Class A
Series 2014-M12 Class FA			5.401% due 12/13/28 (Þ)	370	429
0.468% due 10/25/21 (Ê)	6,433	6,431	Freddie Mac
Series 2014-M13 Class A2			8.500% due 2017	4	4
3.021% due 08/25/24	2,735	2,884	10.500% due 2017	—	—
Series 2014-M13 Class AB2			8.000% due 2020	20	21
2.951% due 08/25/24	3,645	3,828	10.000% due 2020	6	6
See accompanying notes which are an integral part of this quarterly report.
164 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
11.000% due 2020	3	3	Series 2000-2247 Class SC
10.500% due 2021	5	6	Interest Only STRIP
			7.334% due 08/15/30 (Å)(Ê)	17	4
8.500% due 2025	10	11	Series 2002-2463 Class SJ
4.000% due 2026	2,065	2,198	Interest Only STRIP
3.500% due 2027	4,202	4,468	7.834% due 03/15/32 (Å)(Ê)	51	12
7.000% due 2027	39	44	Series 2003-2610 Class UI
8.500% due 2027	54	65	Interest Only STRIP
			6.500% due 05/15/33 (Å)	13	2
7.500% due 2030	50	57	Series 2003-2621 Class QH
8.500% due 2030	20	24	5.000% due 05/15/33	898	988
6.500% due 2031	148	168	Series 2003-2624 Class QH
8.000% due 2031	4	5	5.000% due 06/15/33	857	944
7.000% due 2032	54	64	Series 2003-2649 Class IM
			Interest Only STRIP
2.360% due 2033(Ê)	167	178	7.000% due 07/15/33 (Å)	104	23
5.000% due 2035	77	86	Series 2003-2697 Class LG
4.000% due 2036	165	177	4.500% due 10/15/23	452	484
5.500% due 2038	18,457	21,140	Series 2003-2725 Class TA
6.000% due 2038	3,145	3,571	4.500% due 12/15/33	1,300	1,520
			Series 2006-3123 Class HT
6.500% due 2038	42	47	5.000% due 03/15/26	1,959	2,110
4.500% due 2039	8,684	9,734	Series 2006-3150 Class EQ
5.500% due 2039	1,939	2,167	5.000% due 05/15/26	1,398	1,532
4.000% due 2040	10,525	11,548	Series 2006-R006 Class ZA
4.500% due 2040	5,315	5,960	6.000% due 04/15/36	4,485	5,082
5.500% due 2040	3,161	3,536	Series 2007-3335 Class FT
4.000% due 2041	10,650	11,607	0.317% due 08/15/19 (Ê)	798	798
			Series 2007-3345 Class FP
3.000% due 2042	3,556	3,674	0.367% due 11/15/36 (Ê)	485	486
4.000% due 2044	30,321	32,969	Series 2007-3345 Class PF
3.500% due 2045	7,825	8,258	0.347% due 05/15/36 (Ê)	569	569
15 Year TBA(Ï)			Series 2009-3558 Class G
2.500%	7,650	7,910	4.000% due 08/15/24	150	167
3.000%	10,750	11,305	Series 2010-3704 Class DC
30 Year TBA(Ï)			4.000% due 11/15/36	1,431	1,538
3.000%	14,500	14,967	Series 2011-3927 Class PC
3.500%	17,025	17,951	4.500% due 09/15/41	6,800	8,066
			Series 2011-3963 Class JB
4.000%	15,025	16,084	4.500% due 11/15/41	3,500	4,096
5.000%	7,450	8,213	Series 2012-3997 Class PB
6.000%	6,800	7,685	4.000% due 02/15/42	4,000	4,416
Freddie Mac Mortgage Trust			Series 2013-4233 Class MD
Series 2010-K7 Class B			1.750% due 03/15/25	4,626	4,685
5.435% due 04/25/20 (Þ)	5,700	6,467	Freddie Mac Strips
Freddie Mac Reference REMIC			Series 1998-191
Series 2006-R007 Class ZA			Interest Only STRIP
6.000% due 05/15/36	2,702	3,077	8.000% due 01/01/28 (Å)	19	5
Freddie Mac REMICS			Series 1998-194
Series 1994-1730 Class Z			Interest Only STRIP
7.000% due 05/15/24	103	118	6.500% due 04/01/28 (Å)	56	9
Series 1999-2129 Class SG			Series 2001-212
6.832% due 06/17/27 (Å)(Ê)	549	118	Interest Only STRIP
			6.000% due 05/01/31 (Å)	53	13

			See accompanying notes which are an integral part of this quarterly report.
				Russell Strategic Bond Fund 165

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2001-215			Series 2013-H06 Class HI
Interest Only STRIP			Interest Only STRIP
8.000% due 06/15/31 (Å)	50	13	2.933% due 01/20/63	31,687	2,950
GE Capital Commercial Mortgage Corp.			Series 2013-H07 Class JL
Series 2005-C3 Class F			Interest Only STRIP
5.158% due 07/10/45 (Þ)	2,591	2,611	2.635% due 03/20/63	33,694	3,736
Series 2005-C4 Class A4			Series 2014-190 Class PL
5.313% due 11/10/45	360	365	3.500% due 12/20/44	4,959	5,279
Ginnie Mae			Ginnie Mae I
Series 1999-27 Class SE			7.000% due 2016	—	—
Interest Only STRIP
8.432% due 08/16/29 (Å)(Ê)	75	20	10.500% due 2016	—	—
Series 2002-27 Class SA			11.000% due 2020	3	3
Interest Only STRIP			10.500% due 2021	9	10
7.832% due 05/16/32 (Å)(Ê)	17	4	10.000% due 2022	16	18
Series 2010-14 Class A			10.000% due 2025	19	22
4.500% due 06/16/39	964	1,035	8.000% due 2030	100	117
Series 2010-124 Class C
3.392% due 03/16/45	1,875	1,947	7.500% due 2031	14	15
Series 2010-H04 Class BI			7.500% due 2032	7	8
Interest Only STRIP			5.500% due 2034	31	34
1.390% due 04/20/60	13,794	676	5.500% due 2035	4,592	5,259
Series 2010-H12 Class PT
5.470% due 11/20/59	4,643	4,907	5.500% due 2036	53	59
Series 2010-H22 Class JI			5.500% due 2037	64	72
Interest Only STRIP			5.500% due 2038	55	61
2.499% due 11/20/60	22,458	2,154	4.500% due 2039	14,145	15,482
Series 2011-67 Class B			5.000% due 2039	8,148	9,031
3.863% due 10/16/47	2,665	2,808	4.500% due 2040	12,093	13,253
Series 2011-H02 Class BI
Interest Only STRIP			5.000% due 2040	1,389	1,539
0.412% due 02/20/61	19,656	328	4.500% due 2041	4,858	5,325
Series 2012-70			4.500% due 2042	386	422

0.905% Interest Only due 08/16/52 STRIP	47,151	2,793	3.000% due 2043	8,118	8,434
			30 Year TBA(Ï)
Series 2012-78			4.000%	12,525	13,423
Interest Only STRIP
1.017% due 06/16/52	40,237	2,678	6.000%	1,575	1,778
Series 2012-95			Ginnie Mae II
Interest Only STRIP			3.500% due 2040(Ê)	8,401	8,858
0.904% due 02/16/53	10,781	777	4.000% due 2040(Ê)	3,202	3,426
Series 2012-99 Class CI			5.390% due 2059	3,198	3,382
Interest Only STRIP
1.054% due 10/16/49	21,246	1,534	4.700% due 2061	7,703	8,289
Series 2012-100			4.810% due 2061	7,680	8,302
Interest Only STRIP			4.564% due 2062	6,180	6,826
0.833% due 08/16/52	36,095	2,284	4.845% due 2062	1,579	1,717
Series 2012-H11 Class CI			5.065% due 2062	2,649	2,882
Interest Only STRIP
2.906% due 04/20/62	21,390	2,023	4.652% due 2063	932	1,050
Series 2012-H23 Class FI			4.661% due 2063	401	451
Interest Only STRIP			30 Year TBA(Ï)
0.793% due 10/20/62	21,824	582	3.000%	10,680	11,082
Series 2013-H03 Class HI			3.500%	30,215	31,907
Interest Only STRIP
2.598% due 12/20/62	14,237	1,489	4.000%	17,415	18,494
			GMAC Commercial Mortgage Securities,
			Inc. Trust
See accompanying notes which are an integral part of this quarterly report.
166 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-C1 Class A4			Series 2006-RP1 Class 1A3
5.238% due 11/10/45	308	313	8.000% due 01/25/36 (Þ)	1,209	1,259
GMACM Mortgage Loan Trust			GSR Mortgage Loan Trust
Series 2005-AR2 Class 4A			Series 2005-AR7 Class 6A1
4.563% due 05/25/35 (Ê)	2,106	2,020	4.971% due 11/25/35 (Ê)	634	613
Granite Master Issuer PLC			Series 2007-AR1 Class 2A1
Series 2005-2 Class A6			2.721% due 03/25/47	25	22
0.428% due 12/20/54 (Ê)	1,904	1,895	HarborView Mortgage Loan Trust
GreenPoint Mortgage Funding Trust			Series 2005-4 Class 3A1
Series 2005-AR5 Class 1A1			2.604% due 07/19/35 (Ê)	2,436	2,202
0.438% due 11/25/45 (Ê)	157	133	Hilton USA Trust
Series 2006-AR6 Class A1A			Series 2013-HLF Class DFL
0.248% due 10/25/46 (Ê)	—	—	2.922% due 11/05/30 (Ê)(Þ)	207	207
Series 2006-AR8 Class 1A1A			Series 2013-HLT Class EFX
0.248% due 01/25/47 (Ê)	—	—	5.609% due 11/05/30 (Þ)	5,000	5,134
Greenpoint Mortgage Pass-Through			IndyMac INDA Mortgage Loan Trust
Certificates			Series 2007-AR1 Class 1A1
Series 2003-1 Class A1			2.811% due 03/25/37 (Ê)	2,382	2,211
2.785% due 10/25/33 (Ê)	478	467	IndyMac INDX Mortgage Loan Trust
GS Mortgage Securities Corp. II			Series 2004-AR11 Class 2A
Series 2011-GC5 Class A4			2.524% due 12/25/34 (Ê)	66	60
3.707% due 08/10/44	7,580	8,191	Series 2005-AR25 Class 1A21
Series 2013-GC10 Class A1			4.775% due 12/25/35 (Ê)	573	454
0.696% due 02/10/46	726	724	Series 2006-AR4 Class A1A
GS Mortgage Securities Trust			0.380% due 05/25/46 (Ê)	4,241	3,596
Series 2007-GG10 Class A4			Series 2006-AR8 Class (Ê) A3A
5.796% due 08/10/45	469	510	0.398% due 07/25/46	7,478	6,069
Series 2011-GC5 Class A2			JPMBB Commercial Mortgage Securities
2.999% due 08/10/44	6,500	6,674	Trust
Series 2011-GC5 Class XA			Series 2014-C23 Class XA
Interest Only STRIP			Interest Only STRIP
1.686% due 08/10/44 (Þ)	1,698	98	0.887% due 09/15/47	4,971	259
Series 2013-GC12 Class A1			JPMorgan Alternative Loan Trust
0.742% due 06/10/46	1,471	1,466	Series 2006-A2 Class 3A1
Series 2013-GC13 Class XA			2.595% due 05/25/36 (Ê)	3,920	3,188
Interest Only STRIP			JPMorgan Chase Commercial Mortgage
0.310% due 07/10/46	14,228	162	Securities Trust
Series 2013-GC16 Class A1			Series 2003-C1 Class D
1.264% due 11/10/46	1,561	1,562	5.192% due 01/12/37	292	292
Series 2014-GC20 Class A3			Series 2004-LN2 Class B
3.680% due 04/10/47	705	756	5.201% due 07/15/41	1,550	1,590
Series 2014-GC20 Class D			Series 2005-CB12 Class AJ
4.867% due 04/10/47 (Þ)	460	451	4.987% due 09/12/37	1,440	1,459
Series 2014-GC26 Class C			Series 2005-CB13 Class A4
4.511% due 11/10/47	1,525	1,611	5.243% due 01/12/43	686	698
GSMPS Mortgage Loan Trust			Series 2006-LDP8 Class A4
Series 1998-1 Class A			5.399% due 05/15/45	179	188
8.000% due 09/19/27 (Þ)	64	65	Series 2007-C1 Class A4
Series 1998-3 Class A			5.716% due 02/15/51	535	576
7.750% due 09/19/27 (Þ)	50	53	Series 2007-CB19 Class A4
Series 1999-3 Class A			5.699% due 02/12/49	1,350	1,452
8.000% due 08/19/29 (Þ)	170	164	Series 2007-LDPX Class A3
Series 2005-RP1 Class 1A4			5.420% due 01/15/49	188	201
8.500% due 01/25/35 (Þ)	536	579	Series 2007-LDPX Class AM
Series 2006-RP1 Class 1A2			5.464% due 01/15/49	3,635	3,779
7.500% due 01/25/36 (Þ)	1,130	1,142

			See accompanying notes which are an integral part of this quarterly report.
				Russell Strategic Bond Fund 167

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2008-C2 Class A4FL			Series 2007-C7 Class AJ
1.666% due 02/12/51 (Ê)	1,407	1,350	6.255% due 09/15/45	4,830	5,120
Series 2009-IWST Class C			Series 2008-C1 Class A2
7.445% due 12/05/27 (Þ)	2,020	2,487	6.158% due 04/15/41	55	61
Series 2011-C3 Class A3			Lehman XS Trust
4.388% due 02/15/46 (Þ)	5,915	6,420	Series 2005-9N Class 1A1
Series 2012-C8 Class A3			0.438% due 02/25/36 (Ê)	2,547	2,121
2.829% due 10/15/45	480	493	Mastr Adjustable Rate Mortgages Trust
Series 2012-C8 Class E			Series 2004-10 Class 2A2
4.666% due 10/15/45 (Þ)	100	103	3.020% due 10/25/34 (Ê)	6	4
Series 2013-C10 Class A5			Series 2005-1 Class B1
3.143% due 12/15/47	5,000	5,216	2.594% due 03/25/35 (Ê)	760	72
Series 2013-JWRZ Class D			Series 2006-2 Class 4A1
3.157% due 04/15/30 (Å)(Ê)	580	580	2.628% due 02/25/36 (Ê)	822	807
Series 2014-FBLU Class C			Series 2007-HF2 Class A1
2.167% due 12/15/28 (Ê)(Þ)	2,435	2,437	0.478% due 09/25/37 (Ê)	4,094	3,752
JPMorgan Mortgage Trust			Mastr Reperforming Loan Trust
Series 2004-A2 Class 3A1			Series 2005-1 Class 1A3
2.471% due 05/25/34 (Ê)	354	348	7.000% due 08/25/34 (Þ)	417	425
Series 2005-A1 Class 6T1			Series 2005-2 Class 1A4
2.556% due 02/25/35 (Ê)	98	96	8.000% due 05/25/35 (Þ)	830	886
Series 2005-A4 Class 1A1			Merrill Lynch Mortgage Trust
5.238% due 07/25/35 (Ê)	562	561	Series 2005-A10 Class A
Series 2005-A8 Class 1A1			0.378% due 02/25/36 (Ê)	418	383
5.026% due 11/25/35 (Ê)	1,416	1,346	Series 2005-CIP1 Class AJ
Series 2005-S3 Class 1A2			5.137% due 07/12/38	270	275
5.750% due 01/25/36	99	92	Series 2005-CIP1 Class AM
Series 2006-A6 Class 1A2			5.107% due 07/12/38	6,370	6,465
2.508% due 10/25/36 (Ê)	757	679	Series 2005-LC1 Class A4
Series 2007-A1 Class 5A2			5.291% due 01/12/44	1,574	1,613
2.556% due 07/25/35 (Ê)	153	156	Series 2006-C2 Class AM
Series 2007-A1 Class B1			5.782% due 08/12/43	1,400	1,484
2.527% due 07/25/35 (Ê)	71	17	Series 2008-C1 Class A4
Series 2007-A4 Class 3A3			5.690% due 02/12/51	3,573	3,905
5.191% due 06/25/37 (Ê)	1,557	1,426	MLCC Mortgage Investors, Inc.
			Series 2005-3 Class 5A
JPMorgan Trust Re-REMIC			0.418% due 11/25/35 (Ê)	671	633
1.850% due 01/26/37	5,816	4,613	ML-CFC Commercial Mortgage Trust
LB-Commercial Mortgage Trust			Series 2007-5 Class A4
Series 2007-C3 Class AJ			5.378% due 08/12/48	812	862
5.906% due 07/15/44	2,440	2,453	Series 2007-5 Class AM
LB-UBS Commercial Mortgage Trust			5.419% due 08/12/48	350	367
Series 2005-C2 Class AJ			Morgan Stanley Bank of America Merrill
5.205% due 04/15/30	2,585	2,597	Lynch Trust
Series 2005-C3 Class B			Series 2013-C7 Class A1
4.895% due 07/15/40	1,390	1,401	0.738% due 02/15/46	1,723	1,725
Series 2007-C1 Class AJ			Series 2013-C7 Class A4
5.484% due 02/15/40	3,840	4,009	2.918% due 02/15/46	7,060	7,279
Series 2007-C1 Class AM			Series 2013-C8 Class A4
5.455% due 02/15/40	2,570	2,752	3.134% due 12/15/48	3,530	3,691
Series 2007-C2 Class A3			Series 2014-C19 Class A2
5.430% due 02/15/40	172	184	3.101% due 12/15/47	3,215	3,371
Series 2007-C6 Class A4			Morgan Stanley Capital I Trust
5.858% due 07/15/40	1,011	1,067	5.676% due 03/12/44	1,405	1,414
Series 2007-C7 Class A3
5.866% due 09/15/45	331	365
See accompanying notes which are an integral part of this quarterly report.
168 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2001-C2 Class A2			Series 2010-R1 Class 2A
3.476% due 06/15/44	4,993	5,141	1.840% due 10/07/20	2,034	2,046
Series 2005-HQ6 Class A4A			Series 2010-R3 Class 3A
4.989% due 08/13/42	180	180	2.400% due 12/08/20	1,806	1,832
Series 2005-HQ6 Class D			Nomura Asset Acceptance Corp.
5.202% due 08/13/42	685	691	Alternative Loan Trust
Series 2006-IQ11 Class A4			Series 2005-WF1 Class 2A2
5.661% due 10/15/42	340	348	4.786% due 03/25/35	122	124
Series 2006-T21 Class (Þ) D			Nomura Resecuritization Trust
5.404% due 10/12/52	85	86	Series 2013-1R Class 3A12
			0.315% due 10/26/36 (Å)(Ê)	2,482	1,967
Series 2006-T21 Class E			Series 2014-1R Class 5A3 (Ê)(Þ)
5.403% due 10/12/52	55	55	0.305% due 10/26/36	4,173	3,082
Series 2007-HQ12 Class A2			Prime Mortgage Trust
5.607% due 04/12/49	270	270	Series 2004-CL1 Class 1A2
Series 2007-IQ14 Class A2FL			0.568% due 02/25/34 (Ê)	32	30
0.327% due 04/15/49 (Ê)	3,692	3,675	Prudential Commercial Mortgage Trust
Series 2007-IQ16 Class AM			Series 2003-PWR1 Class E
6.084% due 12/12/49	6,907	7,635	5.259% due 02/11/36 (Þ)	674	673
Series 2007-T25 Class AJ			RAMP Trust
5.574% due 11/12/49	2,962	3,056	Series 2004-SL1 Class A3
Series 2007-T27 Class A4			7.000% due 11/25/31	2	2
5.651% due 06/11/42	45	49	RBSCF Trust
Series 2008-T29 Class AM			Series 2010-RR4 Class WBCA
6.261% due 01/11/43	4,950	5,573	5.509% due 04/16/47 (Þ)	200	206
Morgan Stanley Capital I, Inc.			RBSSP Resecuritization Trust
Series 2005-HQ7 Class A4			Series 2010-3 Class 9A1
5.201% due 11/14/42	1,624	1,647	5.500% due 02/26/35 (Þ)	900	933
Series 2007-IQ14 Class A2			Reperforming Loan REMIC Trust
5.610% due 04/15/49	3,063	3,086	Series 2005-R2 Class 2A4
Series 2007-IQ14 Class A4			8.500% due 06/25/35 (Þ)	117	124
5.692% due 04/15/49	1,015	1,092	Residential Asset Securitization Trust
Series 2007-IQ16 Class A4			Series 2007-A5 Class 2A5
5.809% due 12/12/49	535	584	6.000% due 05/25/37	1,486	1,312
			RFMSI Trust
Morgan Stanley Dean Witter Capital I			Series 2005-SA4 Class 1A21
Trust			2.981% due 09/25/35 (Ê)	3,176	2,491
Series 2001-TOP3 Class C
6.790% due 07/15/33	121	125	Series 2006-SA4 Class 2A1
Morgan Stanley Re-REMIC Trust			3.494% due 11/25/36 (Ê)	469	404
Series 2009-GG10 Class A4A			Rialto Capital Management LLC
5.796% due 08/12/45 (Þ)	1,054	1,132	Series 2014-LT5 Class A
Series 2010-GG10 Class A4A			2.850% due 05/15/24 (Þ)	397	397
5.796% due 08/15/45 (Þ)	332	357	RREF LLC
			Series 2014-LT6 Class A
Mortgage Series Pass-Through 2001-CIB2 Class Certificates D			2.750% due 09/15/24 (Þ)	940	940
6.802% due 04/15/35	897	901	Structured Adjustable Rate Mortgage
			Loan Trust
Motel 6 Trust			Series 2004-12 Class 2A
Series 2012-MTL6 Class (Þ) A1
1.500% due 10/05/25	2,653	2,658	2.422% due 09/25/34 (Ê)	6,412	6,397
Series 2012-MTL6 Class (Þ) A2			Series 2004-18 Class 5A
1.948% due 10/05/25	2,287	2,292	2.586% due 12/25/34	81	79
			Series 2006-4 Class 6A
Series 2012-MTL6 Class XA1			5.321% due 05/25/36	1,175	908
Interest Only STRIP
3.005% due 10/05/25 (Þ)	23,310	—	Structured II Trust Asset Mortgage Investments
NCUA Guaranteed Notes			Series 2004-AR7 Class A1B
			0.568% due 04/19/35 (Ê)	753	713

			See accompanying notes which are an integral part of this quarterly report.
				Russell Strategic Bond Fund 169

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-AR6 Class A1			Series 2007-HY2 Class 2A3
1.614% due 08/25/47 (Ê)	8,423	7,423	1.746% due 04/25/37 (Ê)	3,690	2,672
Thornburg Mortgage Securities Trust			Series 2007-HY5 Class 3A1
Series 2005-1 Class A3			4.582% due 05/25/37 (Ê)	4,890	4,653
2.219% due 04/25/45 (Ê)	2,607	2,619	Series 2007-OA2 Class 1A
Series 2007-1 Class A2B			0.814% due 03/25/47 (Ê)	5,437	4,251
1.468% due 03/25/37 (Ê)	2,106	1,872	Series 2007-OA3 Class 2A
UBS-Barclays Commercial Mortgage			0.884% due 04/25/47 (Ê)	5,964	4,803
Trust			Wells Fargo Mortgage Backed Securities
Series 2013-C5 Class A4			Trust
3.185% due 03/10/46	625	654	Series 2004-CC Class A1
Wachovia Bank Commercial Mortgage			2.615% due 01/25/35 (Ê)	739	751
Trust
Series 2005-C17 Class G			Series 2005-18 Class 2A10
5.590% due 03/15/42	335	335	22.116% due 01/25/36 (Å)(Ê)	493	615
Series 2005-C18 Class A4			Series 2005-AR7 Class 2A1
4.935% due 04/15/42	19	19	5.094% due 05/25/35 (Ê)	2,082	2,073
Series 2005-C22 Class AM			Series 2005-AR8 Class 1A1
5.320% due 12/15/44	1,115	1,146	2.612% due 06/25/35 (Ê)	5,177	5,269
Series 2006-C23 Class A4			Series 2005-AR11 Class 1A1
5.418% due 01/15/45	480	491	2.615% due 06/25/35 (Ê)	539	535
Series 2006-C29 Class A4			Series 2006-2 Class 2A3
5.308% due 11/15/48	165	175	5.500% due 03/25/36	786	753
Series 2007-C33 Class AJ			Series 2006-6 Class 1A8
5.943% due 02/15/51	5,100	5,373	5.750% due 05/25/36	1,305	1,300
Series 2007-WHL8 Class A1			Series 2006-8 Class A15
0.247% due 06/15/20 (Ê)(Þ)	249	248	6.000% due 07/25/36	2,659	2,684
Washington Mutual Mortgage Pass-			Series 2006-11 Class A9
Through Certificates Trust			6.500% due 09/25/36	1,193	1,178
Series 2004-AR1 Class A			Series 2006-AR1 Class 2A5
2.415% due 03/25/34 (Ê)	71	71	5.418% due 03/25/36 (Ê)	1,040	1,031
Series 2004-AR13 Class A1A			Series 2006-AR2 Class 2A1
0.888% due 11/25/34 (Ê)	2,742	2,603	2.613% due 03/25/36	1,070	1,067
Series 2005-AR2 Class 2A23			Series 2006-AR4 Class 2A1
0.548% due 01/25/45 (Ê)	4,961	4,588	5.619% due 04/25/36 (Ê)	5,913	5,916
Series 2005-AR6 Class 2A1A			Series 2006-AR10 Class 4A1
0.398% due 04/25/45 (Ê)	5,791	5,386	2.610% due 07/25/36 (Ê)	2,000	1,884
Series 2005-AR13 Class A1A1			Series 2006-AR12 Class 1A1
0.458% due 10/25/45 (Ê)	158	144	2.494% due 09/25/36 (Ê)	3,080	2,861
Series 2006-1 Class 4CB			Series 2006-AR17 Class A1
6.500% due 02/25/36	8,650	5,539	2.611% due 10/25/36 (Ê)	5,751	5,571
Series 2006-AR7 Class 2A			Series 2006-AR19 Class A1
1.094% due 07/25/46 (Ê)	1,783	1,490	5.470% due 12/25/36 (Ê)	983	956
Series 2006-AR7 Class A1A			Series 2007-11 Class A81
1.034% due 09/25/46 (Ê)	9,498	6,448	6.000% due 08/25/37	2,566	2,531
Series 2006-AR10 Class 1A1			Series 2007-13 Class A7
2.233% due 09/25/36	4,842	4,332	6.000% due 09/25/37	508	510
Series 2006-AR12 Class 1A2			WFRBS Commercial Mortgage Trust
2.265% due 10/25/36 (Ê)	5	5	Series 2011-C4 Class A4
Series 2006-AR16 Class 3A3			4.902% due 06/15/44 (Þ)	670	771
4.008% due 12/25/36 (Ê)	4,979	4,508	Series 2012-C6 Class D
Series 2006-AR18 Class 3A1			5.562% due 04/15/45 (Þ)	415	453
3.834% due 01/25/37 (Ê)	1,690	1,541	Series 2012-C8 Class A1
Series 2006-AR18 Class 3A2			0.864% due 08/15/45	5,850	5,855
3.834% due 01/25/37 (Ê)	2,029	1,850	Series 2012-C8 Class A3
			3.001% due 08/15/45	3,910	4,073
See accompanying notes which are an integral part of this quarterly report.
170 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2012-C9 Class A1			5.100% due 06/01/33		2,720	2,822
0.673% due 11/15/45	549	548	7.350% due 07/01/35		4,100	5,012
Series 2013-C14 Class A1
0.836% due 06/15/46	1,597	1,594	University of California Revenue Bonds
			4.601% due 05/15/31		3,085	3,545
Series 2013-C14 Class A5
3.337% due 06/15/46	3,434	3,644	Non-US Bonds - 4.1%			59,691
Series 2013-C15 Class A3			Achmea BV
3.881% due 08/15/46	460	506	2.500% due 11/19/20	EUR	2,800	3,443
Series 2014-C19 Class A3			Australia Government Bond
3.660% due 03/15/47	1,780	1,907	Series 120
Series 2014-C21 Class A2			6.000% due 02/15/17	AUD	7,849	6,601
2.917% due 08/15/47	380	397	Series 126
Series 2014-LC14 Class XA			4.500% due 04/15/20	AUD	19,930	17,371
Interest Only STRIP			Series 133
1.459% due 03/15/47	2,600	221	5.500% due 04/21/23	AUD	7,910	7,609
		1,916,923	Australian Government Bond
Municipal Bonds - 0.8%			4.500% due 04/21/33	AUD	13,790	13,379
Brazos Higher Education Authority
Revenue Bonds			Banque PSA Finance
0.584% due 12/26/24 (Ê)	1,506	1,483	4.250% due 02/25/16	EUR	2,700	3,157
City of Houston Texas General			Barclays Bank PLC
Obligation Limited			6.000% due 01/14/21	EUR	1,225	1,715
6.290% due 03/01/32	3,125	4,075	Brazil Notas do Tesouro Nacional
City of New York New York General			Series NTNB
Obligation Unlimited			6.000% due 05/15/45	BRL	5,401	5,188
5.047% due 10/01/24	2,200	2,569	6.000% due 08/15/50	BRL	4,990	4,835
6.646% due 12/01/31	1,500	1,826	Series NTNF
La Paz County Industrial Development			10.000% due 01/01/23	BRL	17,651	6,021
Authority Revenue Bonds
7.000% due 03/01/34	2,360	2,357	10.000% due 01/01/25	BRL	23,110	7,787
Metropolitan Transportation Authority			Casino Guichard Perrachon SA
Revenue Bonds			2.798% due 08/05/26	EUR	2,700	3,290
6.089% due 11/15/40	2,800	3,921	CRH Finland Services OYJ
Municipal Electric Authority of Georgia			2.750% due 10/15/20	EUR	725	892
Revenue Bonds			Danska Bank A/S
6.637% due 04/01/57	4,755	6,745	2.750% due 05/19/26	EUR	2,100	2,494
7.055% due 04/01/57	4,445	5,581	Emirates Telecommunication Corp.
New York City Water & Sewer System			2.750% due 06/18/26	EUR	2,225	2,783
Revenue Bonds			European Financial Stability Facility
5.375% due 06/15/43	5,075	6,049	1.625% due 07/17/20	EUR	7,550	9,230
North Texas Tollway Authority Revenue			European Investment Bank
Bonds			Series EMTn
6.718% due 01/01/49	1,100	1,695	1.375% due 09/15/21	EUR	5,725	6,972
Port Authority of New York & New			FADE - Fondo de Amortizacion del
Jersey Revenue Bonds			Deficit Electrico
4.458% due 10/01/62	4,175	4,646	2.250% due 12/17/16	EUR	5,600	6,533
South Carolina Student Loan Corp.			FGA Capital Ireland Co.
Revenue Bonds
0.356% due 12/01/20 (Ê)	1,754	1,744	2.875% due 01/26/18	EUR	2,620	3,113
State of California General Obligation			Housing Financing Fund
Unlimited			Series 2
5.700% due 11/01/21	920	1,093	3.750% due 04/15/34	ISK	368,281	2,908
6.650% due 03/01/22	945	1,188	Series 3
State of Illinois General Obligation			3.750% due 06/15/44	ISK	772,318	6,221
Unlimited			Intesa Sanpaolo SpA
4.350% due 06/01/18	805	840	2.000% due 06/18/21	EUR	2,025	2,393
4.950% due 06/01/23	2,340	2,500	Ireland Government Bond

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
5.400% due 03/13/25	EUR	7,850	12,443	Federal Home Loan Banks
Malaysia Government International Bond				0.375% due 06/24/16	6,850	6,853
4.181% due 07/15/24	MYR	17,700	5,014	Federal Home Loan Mortgage Corp.
Series 0113				Series 1
3.172% due 07/15/16	MYR	5,430	1,492	1.000% due 07/28/17	7,000	7,054
Series 1/06						20,241
4.262% due 09/15/16	MYR	13,889	3,881	United States Government Treasuries - 18.5%
				United States Treasury Inflation Indexed
Mexican Bonos				Bonds
Series M				0.125% due 04/15/16	13,691	13,746
8.000% due 06/11/20	MXN	136,550	10,507	0.125% due 04/15/17	6,063	6,141
7.750% due 05/29/31	MXN	79,000	6,420	0.125% due 07/15/24	12,285	12,450
Series M 10
8.500% due 12/13/18	MXN	50,300	3,838	0.250% due 01/15/25	2,323	2,372
Series M 20				1.375% due 02/15/44	17,745	21,817
7.500% due 06/03/27	MXN	137,403	10,828	United States Treasury Notes
Series M 30				0.500% due 06/15/16	108,100	108,404
10.000% due 11/20/36	MXN	104,940	10,564	0.500% due 07/31/16	43,665	43,781
New Zealand Government Bond				0.500% due 08/31/16	60,590	60,727
3.000% due 04/15/20	NZD	8,521	6,153	0.875% due 09/15/16	7,345	7,404
2.000% due 09/20/25	NZD	4,460	3,431	0.500% due 09/30/16	3,030	3,036
Series 423				0.625% due 12/31/16	10,775	10,811
5.500% due 04/15/23	NZD	7,040	5,968
Series 521				0.875% due 05/15/17	11,995	12,083
6.000% due 05/15/21	NZD	28,485	24,036	0.875% due 07/15/17	12,870	12,957
Norway Government Bond				0.625% due 08/31/17	10,970	10,958
3.000% due 03/14/24	NOK	24,180	3,597	0.875% due 01/15/18	4,245	4,258
Series 472				1.500% due 08/31/18	95,725	97,595
4.250% due 05/19/17	NOK	93,396	13,071	1.625% due 06/30/19	390,500	399,225
Peru Government International Bond
7.840% due 08/12/20	PEN	22,030	8,318	1.000% due 09/30/19	65,805	65,311
Pohjola Bank PLC				1.625% due 12/31/19	28,140	28,734
5.750% due 02/28/22	EUR	1,650	2,398	2.125% due 01/31/21	15,775	16,442
Poland Government International Bond				2.125% due 12/31/21	8,570	8,934
Series 0417				2.250% due 11/15/24	225,175	236,715
4.750% due 04/25/17	PLN	21,410	6,182
Series 1019				Zero coupon due 11/15/27	12,295	9,388
5.500% due 10/25/19	PLN	29,620	9,369	4.500% due 02/15/36	2,825	4,031
Republic of Portugal				2.750% due 08/15/42	27,315	30,111
3.875% due 02/15/30	EUR	1,655	2,047	2.750% due 11/15/42	1,985	2,188
South Africa Government International				2.875% due 05/15/43	6,985	7,890
Bond
Series R203				3.750% due 11/15/43	5,550	7,336
8.250% due 09/15/17	ZAR	42,480	3,822	3.625% due 02/15/44	28,550	36,954
Series R214				3.125% due 08/15/44	7,300	8,663
6.500% due 02/28/41	ZAR	149,240	10,997	3.000% due 11/15/44	69,985	81,204
Titulos De Tesoreria B Bonds
						1,371,666
10.000% due 07/24/24	COP	24,678,800	12,532	Total Long-Term Investments
United Kingdom Treasury Bonds
2.000% due 07/22/20	GBP	2,070	3,277	(cost $5,981,886)		6,134,812
3.500% due 01/22/45	GBP	820	1,628
			305,748	Preferred Stocks - 0.1%

United States Government Agencies - 0.3%				Financial Services - 0.0%
Federal Farm Credit Bank				XLIT, Ltd.	3,585	2,940
0.176% due 09/14/16		6,330	6,334
				Technology - 0.1%

See accompanying notes which are an integral part of this quarterly report.

172 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Verizon Communications, Inc.	260,200		6,924	0.536% due 10/29/15 (Ê)(Þ)	9,785	9,798
				Cancara Asset Securitisation LLC
Total Preferred Stocks				0.000% due 03/31/15 (ç)(~)	2,800	2,799
(cost $9,536)			9,864	CCG Receivables Trust
				Series 2014-1 Class A1
				0.270% due 05/14/15 (Þ)	78	78
Options Purchased - 0.0%				Citigroup, Inc.
(Number of Contracts)				2.650% due 03/02/15	3,500	3,506
Swaptions
(Fund Receives/Fund Pays)				4.700% due 05/29/15	350	355

USD 4.500%/USD Three Month LIBOR				2.250% due 08/07/15	6,500	6,551
Mar 2018 0.00 Put (2)	21,630	(ÿ)	528	5.300% due 01/07/16	1,325	1,379

USD 4.500%/USD Three Month LIBOR				Coca-Cola Co. (The)
Apr 2018 0.00 Put (1)	13,190	(ÿ)	330	0.750% due 03/13/15	10,140	10,145

USD 5.000%/USD Three Month LIBOR				Collateralized Commercial Paper Co.
Jan 2019 0.00 Put (1)	7,875	(ÿ)	198	LLC
Total Options Purchased				Zero coupon due 03/09/15 (ç)(~)	1,600	1,600
(cost $2,913)			1,056	Constellation Energy Group, Inc.
				4.550% due 06/15/15	6,776	6,868
Short-Term Investments - 24.6%				Credit Suisse
AbbVie, Inc.				3.500% due 03/23/15	4,100	4,118
1.200% due 11/06/15	7,300		7,321	0.467% due 04/10/15 (~)	2,000	2,000
Adam Aircraft Industries, Inc. Term				0.553% due 08/24/15 (Ê)(~)	17,485	17,490
Loan
15.130% due 05/23/15 (Å)(Ø)	760		8	Daimler Finance NA LLC
Air Lease Corp.				1.300% due 07/31/15 (Þ)	6,450	6,474
4.500% due 01/15/16	2,700		2,764	Dell Equipment Finance Trust
Ally Financial, Inc.				0.260% due 08/14/15 (Þ)	2,283	2,283
4.625% due 06/26/15	100		101	Ecolab, Inc.
Alpine Securitization Corp.				1.000% due 08/09/15	7,025	7,039
Zero coupon due 03/17/15 (ç)(~)	2,250		2,249	Express Scripts Holding Co.
American Honda Finance Corp.				2.100% due 02/12/15	6,925	6,929
0.230% due 06/04/15	7,300		7,300	Fannie Mae Discount Notes
American International Group, Inc.				0.080% due 02/20/15 (~)	18,525	18,524
5.050% due 10/01/15	400		411	Federal Home Loan Bank Discount
Anheuser-Busch InBev Worldwide, Inc.				Notes
3.625% due 04/15/15	2,785		2,803	Zero coupon due 02/06/15 (~)	12,175	12,175
				Zero coupon due 02/09/15 (~)	11,520	11,520
0.800% due 07/15/15	3,395		3,401	Zero coupon due 03/25/15 (~)	15,450	15,448
ARI Fleet Lease Trust				Federal Home Loan Banks
0.250% due 04/15/15 (Þ)	403		403	2.500% due 05/26/15	7,830	7,842
BAE Systems Holdings, Inc.
5.200% due 08/15/15 (Þ)	4,175		4,271	First Series Investors 2014-3A Auto Class Owner A1 Trust
Banco Santander Brasil SA				0.350% due 11/16/15 (Þ)	4,521	4,521
4.250% due 01/14/16 (Þ)	600		608	Ford Motor Credit Co. LLC
Bank of America Corp.				7.000% due 04/15/15	4,800	4,859
4.500% due 04/01/15	5,300		5,333	2.750% due 05/15/15	1,300	1,308
4.750% due 08/01/15	3,475		3,543	12.000% due 05/15/15	1,700	1,753
1.500% due 10/09/15	7,320		7,351	5.625% due 09/15/15	1,200	1,235
BBVA US Senior SAU				Freddie Mac
4.664% due 10/09/15	4,145		4,249	11.000% due 11/01/15	—	—
BP Capital Markets PLC
0.562% due 11/06/15 (Ê)	7,600		7,607	11.000% due 12/01/15	—	—
British Telecommunications PLC				Freddie Mac REMICS
2.000% due 06/22/15	3,320		3,338	Series 2010-3640 Class JA
				1.500% due 03/15/15	7	7
Caisse Centrale Desjardins
				See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
General Electric Capital Corp.			0.369% due 09/11/15 (~)	9,985		9,989
1.000% due 01/08/16	11,140	11,193	National Rural Utilities Cooperative
General Mills, Inc.			Finance Corp.
0.456% due 01/28/16 (Ê)	3,915	3,907	Zero coupon due 02/03/15 (~)	13,135		13,135
Series FRN			Nissan Auto Lease Trust
0.556% due 01/29/16 (Ê)	5,675	5,669	Series 2013-B Class A2B
Georgia-Pacific LLC			0.437% due 01/15/16 (Ê)	1,365		1,365
7.700% due 06/15/15	2,700	2,765	Novartis Capital Corp.
Ginnie Mae I			2.900% due 04/24/15	1,485		1,494
10.500% due 10/15/15	3	3	PACCAR Financial Corp.
10.500% due 12/15/15	1	1	0.381% due 05/05/15 (Ê)	6,217		6,219
			Pacific Gas & Electric Co.
10.500% due 01/15/16	—	—	0.433% due 05/11/15 (Ê)	6,700		6,697
Goldman Sachs Group, Inc. (The)			Penske Truck Leasing Co. Lp / PTL
Series GMTN			Finance Corp.
3.700% due 08/01/15	4,360	4,423	3.125% due 05/11/15 (Þ)	5,480		5,514
Series MTNB (Ê)
0.657% due 07/22/15	6,400	6,399	Petrobras International Finance Co. SA
			2.875% due 02/06/15	6,300		6,291
Harley-Davidson Financial (Þ) Services, Inc.
1.150% due 09/15/15	7,500	7,520	Private Export Funding Corp.
			Zero coupon due 05/12/15 (~)	5,500		5,496
Historic TW, Inc.			Procter & Gamble Co. (The)
8.050% due 01/15/16	2,900	3,091	4.850% due 12/15/15	2,938		3,050
Honda Auto Receivables Owner Trust
0.180% due 05/18/15	116	117	Province of Ontario Canada
			0.950% due 05/26/15	10,980		11,005
Series 2014-3 Class A1
0.190% due 08/17/15	4,953	4,953	Reckitt Benckiser Treasury Services PLC
			Zero coupon due 04/02/15 (~)	12,140		12,134
HSBC Finance Corp.			Royal Bank of Canada
5.250% due 04/15/15	600	605	1.920% due 07/30/15	4,573		4,606
International Lease Finance Corp.
4.875% due 04/01/15	2,805	2,819	0.800% due 10/30/15	2,042		2,048
			Russell U.S. Cash Management Fund	1,125,286,582	(8)	1,125,287
JPMorgan Chase & Co.			Sheffield Receivables Corp.
4.750% due 03/01/15	5,578	5,597	Zero coupon due 04/16/15 (~)	3,750		3,748
1.875% due 03/20/15	2,600	2,605	Southern Copper Corp.
Series GMTN			6.375% due 07/27/15	1,410		1,443
1.100% due 10/15/15	11,500	11,539	Standard Chartered PLC
JPMorgan Chase Bank NA			3.850% due 04/27/15 (Þ)	11,150		11,233
Series BKNT			Sumitomo Mitsui Banking Corp.
0.483% due 07/30/15 (Ê)	1,700	1,702	Zero coupon due 04/06/15 (~)	9,500		9,496
Kellogg Co.
0.463% due 02/13/15 (Ê)	6,535	6,535	Susquehanna Series 2014-1A Auto Class Receivables A1 Trust
1.125% due 05/15/15	4,445	4,453	0.240% due 08/17/15 (Þ)	2,489		2,489
Manhattan Asset Funding Co. LLC			UBS AG
Zero coupon due 02/19/15 (ç)(~)	4,450	4,450	0.260% due 05/11/15 (~)	6,000		6,000
Marathon Oil Corp.			United States Treasury Bills
0.900% due 11/01/15	6,300	6,282	0.002% due 02/26/15	66,505		66,505
Mizuho Funding LLC			0.012% due 03/05/15	20		20
Zero coupon due 04/17/15 (~)	2,200	2,199	0.040% due 03/19/15 (~)	101		101
MMAF Equipment Finance LLC			0.011% due 04/02/15	26,415		26,415
Series 2014-AA Class A1
0.200% due 07/02/15 (Þ)	5,539	5,539	0.042% due 04/02/15 (~)	2,500		2,500
Morgan Stanley			0.042% due 04/02/15	40,090		40,089
6.000% due 04/28/15	8,800	8,913	0.038% due 04/09/15	6,200		6,200
0.733% due 10/15/15 (Ê)	9,735	9,751	Zero coupon due 04/16/15	2,500		2,500
5.375% due 10/15/15	7,000	7,219	United States Treasury Inflation Indexed
National Bank of Canada			Bonds
See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
0.500% due 04/15/15	5,063	5,008
United States Treasury Notes
0.250% due 05/15/15	13,970	13,978
Vodafone Group PLC
Zero coupon due 04/10/15 (~)	11,485	11,474
Volkswagen International Finance (Þ) NV
1.625% due03/22/15	14,600	14,622
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	2,734	2,756
Wells Fargo & Co.
0.456% due 10/28/15 (Ê)	5,495	5,500
Westpac Securities, Ltd.
Zero coupon due 07/15/15 (~)	5,500	5,493
Wheels SPV 2 LLC
Series 2014-1A Class A1
0.240% due 05/20/15 (Þ)	1,820	1,820
Total Short-Term Investments
(cost $1,815,854)		1,815,634

Total Investments 107.6%
(identified cost $7,810,189)		7,961,366

Other Assets and Liabilities,
Net - (7.6%)		(564,434)

Net Assets - 100.0%		7,396,932

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 175

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
0.4%
Adam Aircraft Industries, Inc. Term Loan	05/22/07		760,489		99.87	759	8
American Money Management Corp.	06/12/14		3,250,000		98.65	3,206	3,223
Dryden 37 Senior Loan Fund	01/29/15		3,540,000		100.00	3,540	3,540
Dryden XXV Senior Loan Fund	11/14/12		4,000,000		100.00	4,000	3,967
Eaton Vance CLO, Ltd.	07/02/14		1,300,000		100.00	1,300	1,291
Fannie Mae	10/27/00			21,082	19.20	4	4
Fannie Mae	02/12/01			21,758	26.42	6	6
Fannie Mae	08/14/02			9,244	17.45	2	2
Fannie Mae	04/27/10			31,290	19.40	6	6
Fannie Mae REMICS	09/15/00			28,883	24.68	7	7
Fannie Mae REMICS	06/12/01			17,156	6.68	1	1
Fannie Mae REMICS	04/02/03		436,700		15.83	69	69
Fannie Mae REMICS	05/28/03			85,315	15.04	13	13
Fannie Mae REMICS	01/07/04			59,689	19.89	12	12
Fannie Mae REMICS	04/25/05			91,426	14.92	14	14
Fannie Mae REMICS	04/25/05			53,969	16.29	9	9
Fannie Mae REMICS	04/25/05			81,560	20.14	16	16
Fannie Mae REMICS	02/28/07			78,727	99.92	79	77
Fannie Mae REMICS	08/17/07		784,608		99.10	777	764
Flatiron CLO, Ltd.	11/01/13		3,350,000		99.76	3,342	3,327
Freddie Mac REMICS	04/14/03			51,421	24.12	12	12
Freddie Mac REMICS	06/11/03			13,305	15.24	2	2
Freddie Mac REMICS	03/05/04		104,115		22.22	23	23
Freddie Mac REMICS	03/15/04			16,711	23.21	4	4
Freddie Mac REMICS	04/22/05		548,651		21.54	118	118
Freddie Mac Strips	12/12/00			19,221	23.90	5	5
Freddie Mac Strips	05/29/03			55,563	16.13	9	9
Freddie Mac Strips	08/19/03			53,087	24.96	13	13
Freddie Mac Strips	02/13/04			50,498	26.56	13	13
Ginnie Mae	11/13/02			16,714	22.69	4	4
Ginnie Mae	01/20/10			75,025	26.67	20	20
JPMorgan Chase Commercial Mortgage Securities Trust	01/23/15		580,000		100.09	580	580
Limerock CLO II, Ltd.	01/28/15		3,540,000		99.65	3,528	3,523
Medtronic, Inc.	12/01/14		2,960,000		102.28	3,027	3,104
Nomura Resecuritization Trust	11/19/13		2,482,000		67.73	1,681	1,967
Petroleos Mexicanos	01/15/15		1,930,000		99.82	1,927	1,927
Seagate HDD Cayman	01/13/15		3,980,000		107.60	4,283	4,334
Wells Fargo Mortgage Backed Securities Trust	04/20/10		492,505		109.75	541	615
							32,629
For a description of restricted securities see note 8 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
Australia 3 Year Treasury Bond Futures		8	AUD	895	03/15		4
Australia 10 Year Treasury Bond Futures		4	AUD	527	03/15		1
Eurodollar Futures		60	USD	14,798	12/16		122
Long Gilt Futures		18	GBP	2,230	03/15		37
United States 2 Year Treasury Note Futures		1,293	USD	284,157	03/15		939
United States 5 Year Treasury Note Futures		4,979	USD	604,171	03/15		9,722
United States 10 Year Treasury Note Futures		2,524	USD	330,328	03/15		10,779
United States Treasury Long Bond Futures		2,312	USD	349,762	03/15		19,802

See accompanying notes which are an integral part of this quarterly report.
176 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
United States Treasury Ultra Long-Term Bond Futures	261	USD	46,703	03/15	4,798
Short Positions
Canada 10 Year Government Bond Futures	165	CAD	24,037	03/15	(1,069)
Euro-Bobl Futures	382	EUR	50,000	03/15	(422)
Euro-BTP Futures	162	EUR	22,387	03/15	(783)
Euro-Bund Futures	154	EUR	24,546	03/15	(422)
Euro-Buxl 30 Year Bond Futures	7	EUR	1,179	03/15	(31)
Eurodollar Futures	112	USD	27,925	03/15	(3)
Eurodollar Futures	60	USD	14,733	12/17	(167)
Euro-OAT Futures	148	EUR	22,193	03/15	(858)
Euro-Schatz Futures	43	EUR	4,783	03/15	(15)
Japan Government 10 Year Bond Futures	47	JPY	6,962,110	03/15	(453)
Long Gilt Futures	244	GBP	30,224	03/15	(2,771)
United States 2 Year Treasury Note Futures	1,685	USD	370,305	03/15	(1,433)
United States 5 Year Treasury Note Futures	466	USD	56,546	03/15	(1,029)
United States 10 Year Treasury Note Futures	726	USD	95,015	03/15	(1,036)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					35,712

Options Written
Amounts in thousands (except contract amounts)

		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Inflationary Floor Options	Call	1	0.00	USD	8,490	11/23/20	(3)
Swaptions
(Fund Receives/Fund Pays)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		29,710	01/14/19	(301)
Total Liability for Options Written (premiums received $867)							(304)

Transactions in options written contracts for the period ended January 31, 2015 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2014				2	$867
Opened				—	—
Closed				—	—
Expired				—	—
Outstanding January 31, 2015				2	$867

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Australia and New Zealand Banking Group		AUD	15,991	CAD	15,532	02/18/15	(217)
Australia and New Zealand Banking Group		CHF	11,854	USD	13,283	02/18/15	362
Australia and New Zealand Banking Group		GBP	11,493	USD	17,331	02/18/15	22
Bank of America		USD	350	AUD	428	02/27/15	(17)
Bank of America		USD	523	AUD	643	02/27/15	(23)
Bank of America		USD	525	AUD	650	02/27/15	(20)
Bank of America		USD	527	AUD	642	02/27/15	(28)
Bank of America		USD	531	AUD	650	02/27/15	(26)
Bank of America		USD	1,039	AUD	1,285	02/27/15	(41)
Bank of America		USD	1,044	AUD	1,285	02/27/15	(45)
Bank of America		USD	2,600	CAD	3,254	02/27/15	(40)
Bank of America		USD	9,955	CAD	12,458	02/27/15	(155)
Bank of America		USD	2,154	CHF	1,978	03/10/15	4
			See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	5,386	CHF	4,945	03/10/15	10
Bank of America	USD	35,810	CHF	32,880	03/10/15	65
Bank of America	USD	504	EUR	426	02/27/15	(22)
Bank of America	USD	2,373	EUR	2,041	02/27/15	(66)
Bank of America	USD	992	GBP	655	02/27/15	(6)
Bank of America	USD	2,094	GBP	1,385	02/27/15	(8)
Bank of America	USD	22,012	JPY	2,583,392	02/18/15	(9)
Bank of America	USD	497	JPY	58,450	02/27/15	—
Bank of America	USD	498	JPY	58,450	02/27/15	—
Bank of America	USD	700	JPY	82,900	02/27/15	6
Bank of America	USD	700	JPY	82,900	02/27/15	6
Bank of America	USD	1,766	JPY	206,950	02/27/15	(3)
Bank of America	USD	2,574	JPY	303,203	02/27/15	8
Bank of America	AUD	612	USD	483	02/27/15	7
Bank of America	AUD	613	USD	484	02/27/15	7
Bank of America	AUD	642	USD	525	02/27/15	26
Bank of America	AUD	1,253	USD	992	02/27/15	18
Bank of America	CAD	1,250	USD	1,041	02/27/15	58
Bank of America	CAD	2,540	USD	2,055	02/27/15	57
Bank of America	EUR	443	USD	521	02/27/15	21
Bank of America	EUR	510	USD	593	02/27/15	17
Bank of America	EUR	890	USD	1,046	02/27/15	41
Bank of America	EUR	890	USD	1,051	02/27/15	45
Bank of America	EUR	1,180	USD	1,343	02/27/15	9
Bank of America	EUR	57,833	USD	68,419	02/27/15	3,054
Bank of America	GBP	693	USD	1,044	02/27/15	1
Bank of America	GBP	5,470	USD	8,301	02/27/15	63
Barclays	USD	10,347	AUD	12,619	02/18/15	(532)
Barclays	USD	26,087	CHF	23,695	02/18/15	(260)
Barclays	USD	1,056	KRW	1,149,730	02/27/15	(6)
Barclays	AUD	5,202	USD	4,226	02/18/15	180
Barclays	AUD	28,536	USD	23,219	02/18/15	1,024
Barclays	BRL	1,730	USD	641	03/03/15	1
Barclays	CHF	11,833	USD	13,482	02/18/15	585
Barclays	EUR	1,702	USD	1,934	02/27/15	10
Barclays	NOK	102,489	SEK	109,755	02/18/15	7
BNP Paribas	USD	522	AUD	642	02/27/15	(22)
BNP Paribas	USD	489	EUR	435	02/27/15	3
BNP Paribas	USD	321	PLN	1,165	02/27/15	(6)
BNP Paribas	CNY	3,484	USD	558	02/27/15	2
BNP Paribas	PEN	870	USD	289	02/27/15	6
BNP Paribas	THB	10,200	USD	308	02/27/15	(3)
Citigroup	USD	3,835	AUD	4,698	02/18/15	(183)
Citigroup	USD	682	EUR	605	02/27/15	2
Citigroup	USD	682	EUR	605	02/27/15	2
Citigroup	USD	684	EUR	606	02/27/15	1
Citigroup	USD	1,741	GBP	1,145	02/27/15	(17)
Citigroup	USD	5,437	JPY	645,625	02/18/15	62
Citigroup	USD	8,916	JPY	1,045,393	02/18/15	(12)
Citigroup	USD	801	JPY	93,162	02/27/15	(7)
Citigroup	USD	1,054	JPY	122,760	02/27/15	(8)
Citigroup	EUR	28,009	USD	31,700	02/18/15	45
Citigroup	EUR	442	USD	498	02/27/15	(2)
Citigroup	EUR	583	USD	687	02/27/15	28
Citigroup	EUR	590	USD	663	02/27/15	(4)
Citigroup	EUR	869	USD	978	02/27/15	(4)
Citigroup	EUR	869	USD	978	02/27/15	(4)

See accompanying notes which are an integral part of this quarterly report.
178 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	EUR	1,180	USD	1,335	02/27/15	1
Citigroup	EUR	1,211	USD	1,362	02/27/15	(7)
Citigroup	INR	48,700	USD	775	02/27/15	(7)
Citigroup	JPY	83,240	USD	710	02/27/15	1
Citigroup	JPY	122,750	USD	1,044	02/27/15	(1)
Citigroup	JPY	368,250	USD	3,104	02/27/15	(32)
Citigroup	JPY	409,167	USD	3,448	02/27/15	(37)
Citigroup	TRY	85	USD	37	02/27/15	2
Citigroup	ZAR	4,390	USD	376	02/27/15	—
Commonwealth Bank of Australia	USD	522	AUD	643	02/27/15	(23)
Commonwealth Bank of Australia	USD	704	AUD	858	02/27/15	(37)
Commonwealth Bank of Australia	USD	1,050	AUD	1,284	02/27/15	(52)
Commonwealth Bank of Australia	USD	25,770	CHF	23,898	02/05/15	260
Commonwealth Bank of Australia	USD	64,425	CHF	59,745	02/05/15	649
Commonwealth Bank of Australia	USD	22,488	EUR	19,865	02/05/15	(40)
Commonwealth Bank of Australia	USD	57,495	EUR	47,304	02/05/15	(4,040)
Commonwealth Bank of Australia	USD	56,235	EUR	49,663	03/10/15	(99)
Commonwealth Bank of Australia	USD	992	GBP	655	02/27/15	(5)
Commonwealth Bank of Australia	USD	351	NZD	453	02/27/15	(22)
Commonwealth Bank of Australia	USD	34,391	SEK	284,065	02/05/15	(59)
Commonwealth Bank of Australia	AUD	430	USD	347	02/27/15	13
Commonwealth Bank of Australia	AUD	642	USD	526	02/27/15	26
Commonwealth Bank of Australia	AUD	1,252	USD	989	02/27/15	16
Commonwealth Bank of Australia	AUD	4,118	USD	3,341	02/27/15	140
Commonwealth Bank of Australia	CHF	22,750	USD	22,989	02/05/15	(1,790)
Commonwealth Bank of Australia	CHF	56,874	USD	57,472	02/05/15	(4,475)
Commonwealth Bank of Australia	CHF	23,898	USD	25,808	03/10/15	(267)
Commonwealth Bank of Australia	CHF	59,745	USD	64,520	03/10/15	(667)
Commonwealth Bank of Australia	EUR	18,922	USD	22,998	02/05/15	1,616
Commonwealth Bank of Australia	EUR	49,663	USD	56,219	02/05/15	99
Commonwealth Bank of Australia	EUR	593	USD	688	02/27/15	18
Commonwealth Bank of Australia	EUR	2,906	USD	3,266	02/27/15	(18)
Commonwealth Bank of Australia	EUR	19,865	USD	22,494	03/10/15	40
Commonwealth Bank of Australia	JPY	77,960	USD	663	02/27/15	(1)
Commonwealth Bank of Australia	NZD	363	USD	280	02/27/15	17
Commonwealth Bank of Australia	SEK	262,448	USD	34,003	02/05/15	2,283
Commonwealth Bank of Australia	SEK	284,065	USD	34,401	03/10/15	59
Credit Suisse	USD	9,460	GBP	6,271	02/18/15	(16)
Credit Suisse	CHF	1,669	USD	1,636	02/27/15	(183)
Deutsche Bank	USD	522	AUD	642	02/27/15	(23)
Deutsche Bank	USD	644	AUD	815	02/27/15	(11)
Deutsche Bank	USD	529	CAD	627	02/27/15	(36)
Deutsche Bank	USD	36,555	EUR	32,701	02/18/15	402
Deutsche Bank	USD	699	EUR	595	02/27/15	(26)
Deutsche Bank	USD	150	NOK	1,145	02/27/15	(1)
Deutsche Bank	USD	496	SEK	4,065	02/27/15	(5)
Deutsche Bank	CAD	32,594	AUD	33,403	02/18/15	334
Deutsche Bank	CAD	425	USD	344	02/27/15	9
Deutsche Bank	CAD	815	USD	656	02/27/15	15
Deutsche Bank	EUR	33,807	AUD	48,406	02/18/15	(559)
Deutsche Bank	EUR	23,324	JPY	3,109,036	02/18/15	120
Deutsche Bank	EUR	129	USD	147	02/27/15	1
Deutsche Bank	EUR	303	USD	341	02/27/15	(1)
Deutsche Bank	EUR	305	USD	351	02/27/15	7
Deutsche Bank	EUR	428	USD	488	02/27/15	5
Deutsche Bank	EUR	579	USD	653	02/27/15	(1)
Deutsche Bank	EUR	605	USD	698	02/27/15	14

		See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Deutsche Bank	EUR	1,218	USD	1,414	02/27/15	37
Deutsche Bank	GBP	7,027	USD	10,626	02/27/15	43
Deutsche Bank	HUF	94,900	USD	343	02/27/15	(1)
Deutsche Bank	NZD	33,476	USD	26,078	02/18/15	1,758
Deutsche Bank	PLN	1,265	USD	345	02/27/15	4
Deutsche Bank	PLN	1,495	USD	402	02/27/15	(1)
Goldman Sachs	USD	525	AUD	643	02/27/15	(25)
Goldman Sachs	USD	528	AUD	643	02/27/15	(28)
Goldman Sachs	USD	531	AUD	650	02/27/15	(26)
Goldman Sachs	USD	1,048	CAD	1,240	02/27/15	(73)
Goldman Sachs	USD	1,023	EUR	908	02/27/15	3
Goldman Sachs	USD	15,236	GBP	10,102	02/18/15	(22)
Goldman Sachs	USD	472	GBP	312	02/27/15	(2)
Goldman Sachs	USD	689	GBP	460	02/27/15	3
Goldman Sachs	USD	694	GBP	459	02/27/15	(2)
Goldman Sachs	USD	9,172	JPY	1,076,774	02/18/15	(1)
Goldman Sachs	USD	20,903	JPY	2,482,524	02/18/15	241
Goldman Sachs	USD	683	SEK	5,520	02/27/15	(16)
Goldman Sachs	AUD	67,236	CAD	65,359	02/18/15	(868)
Goldman Sachs	AUD	6,523	USD	5,292	02/18/15	218
Goldman Sachs	BRL	715	USD	265	03/03/15	1
Goldman Sachs	CAD	615	USD	518	02/27/15	34
Goldman Sachs	EUR	7,161	USD	8,103	02/18/15	10
Goldman Sachs	EUR	579	USD	653	02/27/15	(2)
Goldman Sachs	EUR	1,523	USD	1,762	02/27/15	40
Goldman Sachs	GBP	460	USD	695	02/27/15	3
Goldman Sachs	GBP	695	USD	1,047	02/27/15	—
Goldman Sachs	JPY	1,555,778	USD	13,283	02/18/15	32
Goldman Sachs	JPY	83,240	USD	698	02/27/15	(11)
Goldman Sachs	NOK	3,369	USD	440	02/27/15	4
Goldman Sachs	SEK	3,745	USD	462	02/27/15	9
Goldman Sachs	SEK	5,508	USD	678	02/27/15	12
HSBC	USD	690	CAD	819	02/27/15	(46)
HSBC	USD	684	EUR	606	02/27/15	1
HSBC	USD	83	GBP	55	02/27/15	—
HSBC	USD	357	HUF	99,200	02/27/15	3
HSBC	USD	758	INR	47,610	02/27/15	7
HSBC	USD	1,423	JPY	166,480	02/27/15	(5)
HSBC	AUD	856	USD	698	02/27/15	33
HSBC	CNY	2,075	USD	330	02/27/15	(1)
HSBC	JPY	81,833	USD	695	02/27/15	(2)
HSBC	KRW	1,993,103	USD	1,822	02/27/15	1
HSBC	MYR	1,470	USD	410	02/27/15	6
HSBC	NZD	7,974	USD	5,931	02/27/15	144
HSBC	SEK	661	USD	81	02/27/15	2
JPMorgan Chase	USD	3,833	AUD	4,748	02/18/15	(140)
JPMorgan Chase	USD	22,001	AUD	26,945	02/18/15	(1,045)
JPMorgan Chase	USD	345	AUD	427	02/27/15	(13)
JPMorgan Chase	USD	524	AUD	642	02/27/15	(25)
JPMorgan Chase	USD	525	AUD	650	02/27/15	(20)
JPMorgan Chase	USD	357	BRL	940	02/03/15	(6)
JPMorgan Chase	USD	11,163	BRL	29,726	04/16/15	(307)
JPMorgan Chase	USD	26,876	CAD	32,464	02/18/15	(1,335)
JPMorgan Chase	USD	339	CAD	420	02/27/15	(9)
JPMorgan Chase	USD	11,706	CAD	14,036	04/16/15	(670)
JPMorgan Chase	USD	15,696	CAD	18,897	04/16/15	(838)
JPMorgan Chase	USD	984	CHF	905	02/27/15	2

See accompanying notes which are an integral part of this quarterly report.
180 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	11,947	EUR	10,533	02/18/15	(43)
JPMorgan Chase	USD	668	EUR	589	02/27/15	(2)
JPMorgan Chase	USD	668	EUR	589	02/27/15	(3)
JPMorgan Chase	USD	1,025	EUR	885	02/27/15	(25)
JPMorgan Chase	USD	1,048	EUR	885	02/27/15	(48)
JPMorgan Chase	USD	1,049	EUR	905	02/27/15	(26)
JPMorgan Chase	USD	6,905	EUR	5,875	02/27/15	(265)
JPMorgan Chase	USD	15,014	GBP	9,944	02/18/15	(38)
JPMorgan Chase	USD	455	GBP	300	02/27/15	(3)
JPMorgan Chase	USD	832	GBP	551	02/27/15	(2)
JPMorgan Chase	USD	1,386	GBP	915	02/27/15	(8)
JPMorgan Chase	USD	1,721	GBP	1,145	02/27/15	3
JPMorgan Chase	USD	23,138	JPY	2,722,718	02/18/15	51
JPMorgan Chase	USD	704	JPY	81,840	02/27/15	(7)
JPMorgan Chase	USD	714	JPY	83,180	02/27/15	(6)
JPMorgan Chase	USD	990	JPY	116,935	02/27/15	6
JPMorgan Chase	USD	1,052	JPY	124,350	02/27/15	8
JPMorgan Chase	USD	1,052	JPY	124,800	02/27/15	11
JPMorgan Chase	USD	29,362	KRW	31,895,974	04/16/15	(279)
JPMorgan Chase	USD	349	MXN	5,105	02/27/15	(9)
JPMorgan Chase	USD	998	MXN	14,570	02/27/15	(28)
JPMorgan Chase	USD	2,112	MXN	31,110	02/27/15	(40)
JPMorgan Chase	USD	23,424	MYR	84,595	04/16/15	(245)
JPMorgan Chase	USD	345	NOK	2,640	02/27/15	(4)
JPMorgan Chase	USD	487	NOK	3,785	02/27/15	3
JPMorgan Chase	USD	723	NOK	5,530	02/27/15	(7)
JPMorgan Chase	USD	31,869	NOK	243,739	04/16/15	(380)
JPMorgan Chase	USD	341	NZD	452	02/27/15	(12)
JPMorgan Chase	USD	417	PLN	1,545	02/27/15	—
JPMorgan Chase	USD	3,206	PLN	12,013	04/16/15	29
JPMorgan Chase	USD	488	SEK	4,065	02/27/15	3
JPMorgan Chase	USD	25,312	SEK	205,539	04/16/15	(454)
JPMorgan Chase	USD	370	TWD	11,625	02/27/15	(1)
JPMorgan Chase	USD	8,976	TWD	282,161	04/16/15	(20)
JPMorgan Chase	USD	10,482	TWD	332,426	04/16/15	69
JPMorgan Chase	USD	2,703	ZAR	31,890	04/16/15	4
JPMorgan Chase	AUD	86,366	USD	70,713	02/18/15	3,542
JPMorgan Chase	AUD	1,255	USD	992	02/27/15	17
JPMorgan Chase	AUD	1,300	USD	1,057	02/27/15	46
JPMorgan Chase	BRL	34,949	USD	13,049	04/16/15	285
JPMorgan Chase	CAD	615	USD	517	02/27/15	34
JPMorgan Chase	CAD	1,638	USD	1,364	02/27/15	76
JPMorgan Chase	CAD	1,638	USD	1,363	02/27/15	74
JPMorgan Chase	CHF	10,004	USD	11,482	04/16/15	548
JPMorgan Chase	CLP	11,375,839	USD	18,063	04/16/15	230
JPMorgan Chase	COP	56,938,930	USD	23,453	04/16/15	273
JPMorgan Chase	CZK	286,286	USD	11,894	04/16/15	230
JPMorgan Chase	EUR	57,690	USD	71,714	02/18/15	6,517
JPMorgan Chase	EUR	299	USD	341	02/27/15	3
JPMorgan Chase	EUR	442	USD	520	02/27/15	21
JPMorgan Chase	EUR	854	USD	961	02/27/15	(5)
JPMorgan Chase	EUR	881	USD	999	02/27/15	3
JPMorgan Chase	EUR	908	USD	1,042	02/27/15	16
JPMorgan Chase	EUR	1,140	USD	1,302	02/27/15	14
JPMorgan Chase	EUR	1,179	USD	1,336	02/27/15	3
JPMorgan Chase	EUR	1,211	USD	1,362	02/27/15	(7)
JPMorgan Chase	EUR	1,458	USD	1,647	02/27/15	(1)

		See accompanying notes which are an integral part of this quarterly report.
					Russell Strategic Bond Fund 181

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	EUR	1,475	USD	1,677	02/27/15	9
JPMorgan Chase	GBP	12,810	USD	20,066	02/18/15	774
JPMorgan Chase	GBP	690	USD	1,045	02/27/15	6
JPMorgan Chase	HUF	4,300	USD	16	02/27/15	—
JPMorgan Chase	IDR	248,004,958	USD	19,315	04/16/15	(20)
JPMorgan Chase	JPY	4,728,254	USD	39,850	02/18/15	(421)
JPMorgan Chase	JPY	82,893	USD	703	02/27/15	(3)
JPMorgan Chase	JPY	124,800	USD	1,044	02/27/15	(19)
JPMorgan Chase	JPY	165,440	USD	1,383	02/27/15	(26)
JPMorgan Chase	JPY	194,900	USD	1,659	02/27/15	(1)
JPMorgan Chase	KRW	1,131,940	USD	1,041	02/27/15	7
JPMorgan Chase	MXN	99,552	USD	6,781	04/16/15	170
JPMorgan Chase	NOK	4,020	USD	524	02/27/15	4
JPMorgan Chase	NZD	147,604	USD	113,622	02/18/15	6,393
JPMorgan Chase	PEN	68,536	USD	22,519	04/16/15	359
JPMorgan Chase	RUB	35,297	USD	546	02/27/15	40
JPMorgan Chase	SEK	6,610	USD	810	02/27/15	11
JPMorgan Chase	SEK	8,352	USD	1,026	02/27/15	16
JPMorgan Chase	SGD	52,285	USD	39,055	04/16/15	446
JPMorgan Chase	TRY	47,314	USD	19,860	04/16/15	808
JPMorgan Chase	TWD	11,625	USD	364	02/27/15	(5)
Morgan Stanley	USD	521	CAD	620	02/27/15	(33)
Morgan Stanley	USD	1,046	CHF	1,060	02/27/15	109
Morgan Stanley	USD	711	JPY	83,240	02/27/15	(2)
Morgan Stanley	USD	1,397	JPY	163,680	02/27/15	(3)
Morgan Stanley	USD	1,746	JPY	204,600	02/27/15	(4)
Morgan Stanley	USD	2,059	JPY	239,558	02/27/15	(19)
Morgan Stanley	USD	348	MXN	5,105	02/27/15	(8)
Morgan Stanley	USD	527	MXN	7,655	02/27/15	(17)
Morgan Stanley	USD	1,048	SEK	8,352	02/27/15	(38)
Morgan Stanley	USD	2,559	SEK	20,583	02/27/15	(71)
Morgan Stanley	USD	37	TRY	85	02/27/15	(2)
Morgan Stanley	AUD	640	USD	520	02/27/15	23
Morgan Stanley	EUR	443	USD	499	02/27/15	(2)
Morgan Stanley	EUR	885	USD	1,046	02/27/15	45
Morgan Stanley	EUR	1,458	USD	1,722	02/27/15	74
Morgan Stanley	GBP	1,145	USD	1,735	02/27/15	11
Morgan Stanley	JPY	79,021	USD	662	02/27/15	(11)
Morgan Stanley	JPY	83,180	USD	696	02/27/15	(13)
Morgan Stanley	JPY	83,180	USD	697	02/27/15	(11)
Morgan Stanley	MXN	4,830	USD	327	02/27/15	5
Morgan Stanley	MXN	13,109	USD	893	02/27/15	20
National Australia Bank	USD	691	JPY	82,740	02/27/15	14
National Australia Bank	USD	728	JPY	86,272	02/27/15	7
National Australia Bank	AUD	859	USD	693	02/27/15	25
National Australia Bank	NZD	362	USD	279	02/27/15	17
National Australia Bank	NZD	455	USD	343	02/27/15	12
Royal Bank of Canada	USD	34,479	CAD	39,945	02/05/15	(3,045)
Royal Bank of Canada	USD	350	CAD	420	02/27/15	(20)
Royal Bank of Canada	USD	520	CAD	620	02/27/15	(33)
Royal Bank of Canada	USD	528	CAD	628	02/27/15	(34)
Royal Bank of Canada	USD	5,138	CAD	6,102	02/27/15	(337)
Royal Bank of Canada	USD	33,046	CAD	42,184	03/10/15	134
Royal Bank of Canada	USD	35,099	GBP	22,515	02/05/15	(1,187)
Royal Bank of Canada	USD	528	MXN	7,655	02/27/15	(18)
Royal Bank of Canada	USD	21,771	NOK	161,198	02/05/15	(907)
Royal Bank of Canada	USD	34,656	NOK	270,317	02/05/15	330

See accompanying notes which are an integral part of this quarterly report.
182 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	57,760	NOK	450,528	02/05/15	551
Royal Bank of Canada	USD	23,082	NOK	180,211	03/10/15	221
Royal Bank of Canada	AUD	640	USD	519	02/27/15	21
Royal Bank of Canada	CAD	42,184	USD	33,060	02/05/15	(136)
Royal Bank of Canada	CAD	410	USD	327	02/27/15	5
Royal Bank of Canada	EUR	35,456	USD	40,076	02/18/15	5
Royal Bank of Canada	GBP	14,830	USD	22,379	02/18/15	44
Royal Bank of Canada	JPY	4,376,282	USD	36,509	02/05/15	(759)
Royal Bank of Canada	NOK	180,211	USD	23,104	02/05/15	(220)
Royal Bank of Canada	NOK	241,797	USD	32,656	02/05/15	1,361
Royal Bank of Canada	NOK	402,995	USD	54,426	02/05/15	2,267
Royal Bank of Canada	NOK	270,317	USD	34,623	03/10/15	(331)
Royal Bank of Canada	NOK	450,528	USD	57,705	03/10/15	(551)
Royal Bank of Scotland	USD	444	TRY	1,050	02/27/15	(17)
Royal Bank of Scotland	JPY	83,240	USD	704	02/27/15	(5)
Royal Bank of Scotland	JPY	124,340	USD	1,055	02/27/15	(4)
Skandinaviska Enskilda Bank	NOK	204,630	SEK	218,305	02/18/15	(87)
Standard Chartered	USD	22,693	AUD	27,764	02/05/15	(1,082)
Standard Chartered	USD	57,526	AUD	74,246	02/05/15	267
Standard Chartered	USD	22,960	AUD	29,698	03/10/15	108
Standard Chartered	USD	24,838	JPY	2,917,521	02/05/15	7
Standard Chartered	USD	37,258	JPY	4,376,282	02/05/15	10
Standard Chartered	USD	58,278	JPY	6,966,938	02/05/15	1,052
Standard Chartered	USD	62,116	JPY	7,293,803	03/10/15	20
Standard Chartered	USD	23,441	NZD	30,055	02/05/15	(1,579)
Standard Chartered	USD	22,377	NZD	31,061	03/10/15	144
Standard Chartered	AUD	29,698	USD	23,010	02/05/15	(107)
Standard Chartered	AUD	69,410	USD	56,733	02/05/15	2,704
Standard Chartered	AUD	74,246	USD	57,399	03/10/15	(270)
Standard Chartered	CAD	19,906	USD	15,991	02/27/15	331
Standard Chartered	CLP	267,067	USD	433	02/27/15	13
Standard Chartered	COP	949,700	USD	391	02/27/15	3
Standard Chartered	JPY	2,786,775	USD	23,311	02/05/15	(421)
Standard Chartered	JPY	7,293,803	USD	62,096	02/05/15	(17)
Standard Chartered	JPY	2,917,521	USD	24,846	03/10/15	(8)
Standard Chartered	JPY	4,376,282	USD	37,270	03/10/15	(12)
Standard Chartered	MXN	5,130	USD	348	02/27/15	7
Standard Chartered	NZD	31,061	USD	22,448	02/05/15	(146)
Standard Chartered	NZD	445	USD	326	02/27/15	3
State Street	USD	1,580	AUD	1,935	02/05/15	(74)
State Street	USD	564	AUD	726	03/10/15	—
State Street	USD	1,931	CAD	2,239	02/05/15	(170)
State Street	USD	2,382	CAD	3,022	03/10/15	(5)
State Street	USD	2,855	EUR	2,358	02/05/15	(189)
State Street	USD	1,648	EUR	1,400	02/27/15	(66)
State Street	USD	4,206	EUR	3,726	03/10/15	6
State Street	USD	1,335	GBP	857	02/05/15	(45)
State Street	USD	2,727	JPY	326,865	02/05/15	56
State Street	USD	560	JPY	65,813	03/10/15	—
State Street	USD	841	JPY	98,719	03/10/15	—
State Street	USD	2,534	NOK	19,013	02/05/15	(73)
State Street	USD	1,032	NOK	8,006	03/10/15	3
State Street	USD	784	NZD	1,006	02/05/15	(52)
State Street	USD	1,019	NZD	1,409	03/10/15	2
State Street	AUD	4,836	USD	3,949	02/05/15	185
State Street	AUD	21,652	USD	17,583	02/18/15	744
State Street	AUD	1,815	USD	1,410	03/10/15	—

		See accompanying notes which are an integral part of this quarterly report.
					Russell Strategic Bond Fund 183

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CHF	1,148	USD	1,156	02/05/15	(95)
State Street	CHF	2,871	USD	2,890	02/05/15	(236)
State Street	EUR	943	USD	1,142	02/05/15	76
State Street	EUR	1,490	USD	1,682	03/10/15	(2)
State Street	GBP	23,372	USD	35,102	02/05/15	(101)
State Street	JPY	130,746	USD	1,091	02/05/15	(23)
State Street	JPY	164,531	USD	1,401	03/10/15	—
State Street	NOK	28,520	USD	3,800	02/05/15	109
State Street	NOK	47,533	USD	6,334	02/05/15	182
State Street	NOK	12,009	USD	1,548	03/10/15	(5)
State Street	NOK	20,015	USD	2,580	03/10/15	(8)
State Street	SEK	21,617	USD	2,762	02/05/15	149
State Street	SEK	15,142	USD	1,831	03/10/15	—
UBS	USD	16,132	AUD	19,673	02/18/15	(830)
UBS	USD	353	BRL	940	02/03/15	(3)
UBS	USD	441	BRL	1,155	02/03/15	(10)
UBS	USD	159	BRL	415	03/03/15	(6)
UBS	USD	489	EUR	435	02/27/15	3
UBS	USD	26,572	JPY	3,149,992	02/18/15	256
UBS	USD	401	NOK	3,120	02/27/15	2
UBS	USD	214	SGD	286	02/27/15	(2)
UBS	USD	432	ZAR	4,990	02/27/15	(5)
UBS	AUD	603	USD	468	02/18/15	(1)
UBS	AUD	415	USD	327	02/27/15	5
UBS	BRL	415	USD	160	02/03/15	6
UBS	BRL	1,680	USD	627	02/03/15	—
UBS	BRL	715	USD	265	03/03/15	—
UBS	EUR	21,859	NZD	32,932	02/18/15	(780)
UBS	EUR	540	USD	639	02/18/15	29
UBS	GBP	1,065	USD	1,606	02/27/15	2
Westpac	USD	700	AUD	856	02/27/15	(34)
Westpac	CAD	819	USD	681	02/27/15	36
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						10,924

Index Swap Contracts (*)
Amounts in thousands

Fund Receives			Notional		Termination	Fair Value
Underlying Security		Counterparty	Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays		USD	32,200	03/02/15	674
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays		USD	95,561	03/02/15	2,000
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays		USD	68,097	04/30/15	1,425
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays		USD	31,073	10/30/15	650
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays		USD	86,201	10/30/15	1,804
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays		USD	7,016	10/30/15	147
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays		USD	99,896	10/30/15	2,090
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays		USD	71,066	11/30/15	1,487
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays		USD	30,028	11/30/15	628
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays		USD	21,020	11/30/15	440
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas		USD	50,000	12/31/15	1,046

See accompanying notes which are an integral part of this quarterly report.
184 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Index Swap Contracts (*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	14,000	12/31/15	293
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	10,000	12/31/15	209
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	25,000	12/31/15	523
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	10,000	12/31/15	209
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	21,000	12/31/15	440
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					14,065

(*)	Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on 1Month LIBOR rate plus a fee ranging from 0.05% to 0.82%.

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays			Date	$
Barclays	USD	17,000	3.145%	Three Month LIBOR			03/15/26	1,707
Barclays	USD	3,845	Three Month LIBOR	2.481%			11/15/27	(531)
Barclays	USD	3,860	Three Month LIBOR	2.417%			11/15/27	(489)
Barclays	USD	7,600	Three Month LIBOR	3.490%			03/15/46	(2,100)
Citigroup	USD	7,680	Three Month LIBOR	2.714%			08/15/42	(913)
Citigroup	USD	5,110	Three Month LIBOR	3.676%			11/15/43	(1,726)
Deutsche Bank	PLN	2,505	1.675%	Six Month WIBOR			03/18/20	3
				3 Month Korea Securities Dealer
Deutsche Bank	KRW	802,000	2.108%	Association Rate			03/18/25	—
Goldman Sachs	PLN	3,530	1.672%	Six Month WIBOR			03/18/20	5
Goldman Sachs	USD	17,900	2.804%	Three Month LIBOR			04/09/26	1,218
Goldman Sachs	USD	8,060	Three Month LIBOR	3.125%			04/09/46	(1,549)
JPMorgan Chase	PLN	3,645	1.725%	Six Month WIBOR			03/18/20	7
JPMorgan Chase	PLN	4,725	1.645%	Six Month WIBOR			03/18/20	4
JPMorgan Chase	PLN	4,970	1.683%	Six Month WIBOR			03/18/20	7
JPMorgan Chase	PLN	7,560	1.675%	Six Month WIBOR			03/18/20	10
JPMorgan Chase	HKD	150,000	Three Month HIBOR	2.365%			03/29/21	(982)
JPMorgan Chase	SGD	24,600	Six Month SIBOR	2.270%			03/31/21	(564)
				3 Month Korea Securities Dealer
JPMorgan Chase	KRW	802,000	2.108%	Association Rate			03/18/25	—
				3 Month Korea Securities Dealer
JPMorgan Chase	KRW 1,600,000		2.108%	Association Rate			03/18/25	—
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $3 (å)								(5,893)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
					Fund (Pays)/
						Receives	Termination	Fair Value

Reference Entity			Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index		Goldman Sachs		USD	54,300	5.000%	12/20/19	3,042
CMBX NA Index		Bank of America		USD	775	0.500%	01/17/47	(27)
CMBX NA Index		Bank of America		USD	385	0.500%	05/11/63	(9)
CMBX NA Index			Barclays	USD	230	0.500%	10/17/57	(11)
CMBX NA Index			Barclays	USD	360	0.500%	10/17/57	(17)
CMBX NA Index		Credit Suisse		USD	465	0.500%	01/17/47	(16)
CMBX NA Index		Credit Suisse		USD	385	3.000%	01/17/47	(9)

				See accompanying notes which are an integral part of this quarterly report.
						Russell Strategic Bond Fund 185

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
					Fund (Pays)/
					Receives	Termination		Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date		$
CMBX NA Index	Credit Suisse		USD	315	0.500%	01/17/47		(11)
CMBX NA Index	Credit Suisse		USD	825	0.500%	05/11/63		(19)
CMBX NA Index	Credit Suisse		USD	375	2.000%	05/11/63		2
CMBX NA Index	Credit Suisse		USD	775	0.500%	05/11/63		(18)
CMBX NA Index	Deutsche Bank		USD	770	0.500%	05/11/63		(18)
CMBX NA Index	Deutsche Bank		USD	345	0.500%	05/11/63		(8)
CMBX NA Index	Goldman Sachs		USD	330	0.500%	05/11/63		(8)
CMBX NA Index	JPMorgan Chase		USD	425	0.500%	05/11/63		(10)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $2,678								2,863

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1		Level 2	Level 3			Total
Long-Term Investments
Asset-Backed Securities		$—	$744,030		$3,919			$747,949
Corporate Bonds and Notes		—	1,250,347		27,828			1,278,175
International Debt		—	398,713		—			398,713
Loan Agreements		—	35,706		—			35,706
Mortgage-Backed Securities		—	1,909,076		7,847			1,916,923
Municipal Bonds		—	59,691		—			59,691
Non-US Bonds		—	305,748		—			305,748
United States Government Agencies		—	20,241		—			20,241
United States Government Treasuries		—	1,371,666		—			1,371,666
Preferred Stocks		9,864	—		—			9,864
Options Purchased		—	1,056		—			1,056
Short-Term Investments		—	1,815,626		8			1,815,634
Total Investments		9,864	7,911,900		39,602			7,961,366

Other Financial Instruments
Futures Contracts		35,712	—		—			35,712
Options Written		—	(301)		(3)			(304)
Foreign Currency Exchange Contracts		(101)	11,025		—			10,924
Index Swap Contracts		—	14,065		—			14,065
Interest Rate Swap Contracts		—	(5,893)		—			(5,893)
Credit Default Swap Contracts		—	2,863		—			2,863
Total Other Financial Instruments*		$35,611	$21,759		$(3)			$57,367

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for period ended January 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

186 Russell Strategic Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 87.8%			0.580% due 07/25/35	1,339	1,336
Asset-Backed Securities - 9.0%			Series 2005-R10 Class A2B
Access Group, Inc.			0.388% due 01/25/36 (Ê)	103	103
Series 2004-2 Class A3			Argent Securities, Inc.
0.446% due 10/25/24 (Ê)	700	660	Series 2005-W2 Class A2B1
Accredited Mortgage Loan Trust			0.368% due 10/25/35 (Ê)	168	168
Series 2007-1 Class A4			Asset Backed Funding Certificates
0.388% due 02/25/37 (Ê)	2,583	2,035	Series 2005-WMC1 Class M1
Ally Auto Receivables Trust			0.828% due 06/25/35 (Ê)	545	537
Series 2012-1 Class A4			Bank of America Auto Trust
1.210% due 07/15/16	823	824	Series 2012-1 Class A3
Series 2012-3 Class A3			0.780% due 06/15/16	353	353
0.850% due 08/15/16	1,505	1,507	Bayview Financial Acquisition Trust
			Series 2006-A Class 1A3
Series 2012-4 Class A3			5.865% due 02/28/41	410	423
0.590% due 01/17/17	1,690	1,690	Bear Stearns Asset Backed Securities
Series 2013-1 Class A3			I Trust
0.630% due 05/15/17	911	911	Series 2005-TC2 Class A3
Series 2014-2 Class A3			0.540% due 08/25/35 (Ê)	300	298
1.250% due 04/15/19	415	416	BMW Vehicle Owner Trust
Series 2014-3 Class A2			Series 2011-A Class A4
0.810% due 09/15/17	1,301	1,302	1.030% due 02/26/18	637	637
Ally Master Owner Trust			BNC Mortgage Loan Trust
Series 2010-2 Class A			Series 2008-4 Class A3A
4.250% due 04/15/17 (Þ)	725	731	0.418% due 11/25/37 (Ê)	41	41
Series 2012-3 Class A1			Brazos Higher Education Authority
0.867% due 06/15/17 (Ê)	385	385	Series 2010-1 Class A2
Series 2013-1 Class A2			1.433% due 02/25/35 (Ê)	1,100	1,140
1.000% due 02/15/18	2,330	2,335	Series 2011-2 Class A3
Alm Loan Funding			1.256% due 10/27/36 (Ê)	725	733
Series 2012-7A Class A1			California Republic Auto Receivables
1.677% due 10/19/24 (Ê)(Þ)	750	748	Trust
American Express Credit Account			1.570% due 12/16/19	894	899
Master Trust			Capital Auto Receivables Asset Trust
Series 2012-2 Class A			Series 2013-1 Class B
0.680% due 03/15/18	880	881	1.290% due 04/20/18	1,450	1,448
Series 2012-3 Class A			Series 2013-3 Class A2
0.317% due 03/15/18 (Ê)	290	290	1.040% due 11/21/16	1,500	1,502
American Homes 4 Rent			Series 2015-1 Class A2
Series 2014-SFR2 Class A			1.420% due 06/20/18	721	722
3.786% due 10/17/36 (Þ)	976	1,030	CarFinance Capital Auto Trust
American Money Management Corp.			Series 2014-1A Class A
1.680% due 07/27/26 (µ)(Å)(ƒ)	750	744	1.460% due 12/17/18 (Þ)	662	661
Americredit Automobile Receivables			CarMax Auto Owner Trust
Trust			Series 2013-1 Class A3
1.920% due 11/08/19	240	242	0.600% due 10/16/17	467	467
AmeriCredit Automobile Receivables
Trust			Series 2014-4 Class A2A
Series 2012-5 Class A3			0.670% due 02/15/18	1,445	1,445
0.620% due 06/08/17	385	385	Series 2014-4 Class A4
Series 2013-2 Class A2			1.810% due 07/15/20	723	731
0.530% due 11/08/16	43	43	Carnow Auto Receivables Trust
Series 2013-3 Class A2			Series 2014-1A Class A
0.680% due 10/11/16	228	228	0.960% due 01/17/17 (Þ)	584	584
Series 2014-1 Class A2			Carrington Mortgage Loan Trust
0.570% due 07/10/17	1,574	1,575	Series 2005-NC3 Class M1
Series 2014-2 Class A2A			0.608% due 06/25/35 (Ê)	1,265	1,264
0.540% due 10/10/17	514	514	Series 2005-NC5 Class A2
Series 2014-2 Class A2B (Ê)			0.488% due 10/25/35 (Ê)	12	13
0.448% due 10/10/17	2,034	2,032	CCG Receivables Trust
			Series 2013-1 Class A2
Series 2015-1 Class A3			1.050% due 08/14/20 (Þ)	508	509
1.260% due 11/08/19	1,103	1,104
			Series 2014-1 Class A2
Ameriquest Mortgage Securities, Inc.			1.060% due 11/15/21 (Þ)	765	766

			See accompanying notes which are an integral part of this quarterly report.

				Russell Investment Grade Bond Fund 187

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Centex Home Equity Loan Trust			Series 2012-1 Class A3
Series 2003-B Class AF4			1.156% due 04/25/33 (Ê)(Þ)	775	784
3.735% due 02/25/32	2,253	2,272	Exeter Automobile Receivables Trust
Series 2005-D Class M1			Series 2013-1A Class A
0.598% due 10/25/35 (Ê)	1,408	1,403	1.290% due 10/16/17 (Þ)	237	237
CFC LLC			Series 2014-3A Class A
Series 2013-1A Class A			1.320% due 01/15/19 (Þ)	694	693
1.650% due 07/17/17 (Þ)	194	195	Fannie Mae Grantor Trust
Chase Issuance Trust			Series 2003-T4 Class 1A
Series 2007-A2 Class A2			0.388% due 09/26/33 (Ê)	111	110
0.217% due 04/15/19 (Ê)	809	805	Series 2003-T4 Class 2A5
Series 2012-A3 Class A3			5.407% due 09/26/33	731	806
0.790% due 06/15/17	2,155	2,158	Fannie Mae REMICS
Chesapeake Funding LLC			Series 1999-56 Class Z
Series 2014-1A Class C			7.000% due 12/18/29	92	104
1.368% due 03/07/26 (Ê)(Þ)	365	365	Fannie Mae Whole Loan
CIT Education Loan Trust			Series 2003-W5 Class A
Series 2007-1 Class A			0.388% due 04/25/33 (Ê)	42	41
0.345% due 03/25/42 (Ê)(Þ)	838	797	Series 2003-W9 Class A
Citibank Credit Card Issuance Trust			0.408% due 06/25/33 (Ê)	62	60
Series 2006-A7 Class A7			Flagship Credit Auto Trust 2014-2
0.301% due 12/17/18 (Ê)	2,060	2,054	Series 2014-2 Class A
Series 2014-A3 Class A3			1.430% due 12/16/19 (Þ)	680	680
0.367% due 05/09/18 (Ê)	848	847	Flatiron CLO, Ltd.
CountryPlace Manufactured Housing			1.607% due 07/17/26 (Å)	730	723
Contract Trust			Ford Credit Auto Lease Trust
Series 2005-1 Class A4			1.100% due 11/15/17	823	827
5.200% due 12/15/35 (Þ)	675	711	Series 2013-A Class A3
Countrywide Asset-Backed Certificates			0.600% due 03/15/16	2,111	2,111
Series 2006-BC1 Class 1A			Ford Credit Auto Owner Trust
0.368% due 04/25/36 (Ê)	417	375	1.420% due 08/15/19	1,364	1,373
Series 2006-BC4 Class 2A2			Series 2011-B Class A4
0.328% due 11/25/36 (Ê)	1,129	1,059	1.350% due 12/15/16	222	223
CPS Auto Receivables Trust			Series 2012-A Class A3
Series 2014-C Class A			0.840% due 08/15/16	97	97
1.310% due 02/15/19 (Þ)	496	495	Series 2012-D Class A3
Credit Acceptance Auto Loan Trust			0.510% due 04/15/17	494	494
Series 2014-2A Class A			Series 2013-A Class A3
1.880% due 03/15/22 (Þ)	465	467	0.550% due 07/15/17	574	574
Credit-Based Asset Servicing and
Securitization LLC			Series 2013-C Class A3
Series 2004-CB7 Class AF5			0.820% due 12/15/17	1,076	1,078
4.852% due 10/25/34	354	368	Series 2014-A Class A2
			0.480% due 11/15/16	1,084	1,084
Series 2005-CB5 Class AV2			Ford Credit Floorplan Master Owner
0.430% due 08/25/35 (Ê)	4	4	Trust
Discover Card Execution Note Trust			Series 2013-3 Class A2
0.525% due 11/15/19	585	588	0.467% due 06/15/17 (Ê)	330	330
2.120% due 12/15/21	600	611	GE Dealer Floorplan Master Note Trust
Series 2012-A1 Class A1			Series 2015-1 Class A
0.810% due 08/15/17	2,120	2,120	0.668% due 01/20/20 (Ê)	1,047	1,047
Dryden 37 Senior Loan Fund			Higher Education Funding I
Series 2015-37A Class A			Series 2014-1 Class A
1.753% due 04/15/27 (Å)(Ê)	810	810	1.283% due 05/25/34 (Ê)(Þ)	696	693
DT Auto Owner Trust			Honda Auto Receivables Owner Trust
Series 2013-2A Class A			1.310% due 10/15/20	559	561
0.810% due 09/15/16 (Þ)	33	33	Series 2012-1 Class A4
Education Loan Asset-Backed Trust I			0.970% due 04/16/18	830	831
Series 2013-1 Class B1			Series 2012-2 Class A3
1.168% due 11/25/33 (Ê)(Þ)	1,693	1,579	0.700% due 02/16/16	378	378
Educational Funding of the South, Inc.			Series 2012-3 Class A4
Series 2011-1 Class A2			0.740% due 10/15/18	455	456
0.906% due 04/25/35 (Ê)	713	711
EFS Volunteer No. 3 LLC

See accompanying notes which are an integral part of this quarterly report.

188 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-2 Class A3			OHA Credit Partners VII, Ltd.
0.530% due 02/16/17	323	323	Series 2012-7A Class A
Series 2015-1 Class A2			1.652% due 11/20/23 (Ê)(Þ)	750	744
0.700% due 06/15/17	1,230	1,230	Park Place Securities, Inc.
HSBC Home Equity Loan Trust			Series 2004-WCW2 Class M1
Series 2006-1 Class A1			1.098% due 10/25/34 (Ê)	223	223
0.328% due 01/20/36 (Ê)	670	666	Series 2005-WCH1 Class M2
Hyundai Auto Receivables Trust			0.688% due 01/25/36 (Ê)	998	993
Series 2011-C Class A4			Series 2005-WHQ2 Class A1B
1.300% due 02/15/18	1,375	1,381	0.438% due 05/25/35 (Ê)	598	597
Series 2013-A Class A3			Popular ABS Mortgage Pass-Through
0.560% due 07/17/17	2,662	2,662	Trust
Series 2014-A Class A3			Series 2005-6 Class A3
0.790% due 07/16/18	415	415	4.337% due 01/25/36	119	110
Series 2015-A Class A3			Prestige Auto Receivables Trust
1.050% due 04/15/19	777	777	Series 2013-1A Class A2
JGWPT XXX LLC			1.090% due 02/15/18 (Þ)	312	312
Series 2013-3A Class A			Series 2014-1A Class A3
4.080% due 01/17/73 (Þ)	456	506	1.520% due 04/15/20 (Þ)	900	903
JGWPT XXXII LLC			RAMP Trust
Series 2014-2A Class A			Series 2003-RS2 Class AII
3.610% due 01/17/73 (Þ)	607	648	0.848% due 03/25/33 (Ê)	48	43
Lehman ABS Manufactured Housing			Series 2003-RS11 Class AI6A
Contract Trust			5.980% due 12/25/33	170	183
Series 2001-B Class A4			RASC Trust
5.270% due 04/15/40	421	448	Series 2001-KS3 Class AII
Morgan Stanley ABS Capital I, Inc. Trust			0.628% due 09/25/31 (Ê)	25	23
Series 2003-NC6 Class M1			Series 2003-KS4 Class AIIB
1.368% due 06/25/33 (Ê)	256	249	0.748% due 06/25/33 (Ê)	96	85
Series 2003-NC7 Class M1			Renaissance Home Equity Loan Trust
1.218% due 06/25/33 (Ê)	216	204	Series 2005-2 Class AF4
Navient Private Education Loan Trust			4.934% due 08/25/35	585	588
Series 2014-AA Class A2A			Series 2006-1 Class AF6
2.740% due 02/15/29 (Þ)	1,285	1,300	5.746% due 05/25/36	220	160
Navient Student Loan Trust			Santander Drive Auto Receivables Trust
Series 2014-2 Class A			1.000% due 01/16/18	912	911
0.806% due 03/25/43 (Ê)	1,479	1,466	1.620% due 02/15/19	957	960
Series 2014-3 Class A			Series 2013-1 Class A3
0.786% due 03/25/43 (Ê)	1,917	1,899	0.620% due 06/15/17	620	620
Nelnet Student Loan Trust			Series 2013-1 Class B
Series 2011-1A Class A			1.160% due 01/15/19	1,795	1,800
1.018% due 02/25/43 (Ê)(Þ)	1,316	1,335	Series 2013-2 Class A3
Series 2014-4A Class A2			0.700% due 09/15/17	3,753	3,754
1.118% due 11/25/43 (Ê)(Þ)	725	728	Series 2013-3 Class A3
New Century Home Equity Loan Trust			0.700% due 10/16/17	5,525	5,528
Series 2005-2 Class M1			Series 2014-1 Class A2A
0.598% due 06/25/35 (Ê)	1,775	1,763	0.660% due 06/15/17	769	770
Series 2005-4 Class A2C			Series 2014-3 Class A2A
0.538% due 09/25/35 (Ê)	835	833	0.540% due 08/15/17	1,204	1,204
Nissan Auto Lease Trust			Series 2014-4 Class B
Series 2012-B Class A4			1.820% due 05/15/19	1,264	1,271
0.740% due 09/17/18	419	420	Saxon Asset Securities Trust
Nissan Auto Receivables Owner Trust			Series 2004-1 Class A
Series 2011-B Class A3			0.710% due 03/25/35 (Ê)	57	52
0.950% due 02/16/16	61	61	SLM Private Education Loan Trust
Series 2011-B Class A4			Series 2010-A Class 2A
1.240% due 01/16/18	1,870	1,875	3.417% due 05/16/44 (Ê)(Þ)	2,865	3,029
Series 2014-B Class A3			Series 2012-B Class A2
1.110% due 05/15/19	657	659	3.480% due 10/15/30 (Þ)	1,470	1,534
North Carolina State Education			SLM Student Loan Trust
Assistance Authority			0.979% due 10/25/28	320	291
Series 2011-2 Class A2			1.229% due 04/27/43	293	273
1.034% due 07/25/25 (Ê)	750	752

			See accompanying notes which are an integral part of this quarterly report.

			Russell Investment Grade Bond Fund 189

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-8 Class A4			8.250% due 10/17/96	65	99
1.006% due 01/25/28 (Ê)	1,660	1,653	Series WI
Series 2006-2 Class A6			3.700% due 09/15/24	1,108	1,187
0.426% due 01/25/41 (Ê)	950	889	Alcoa, Inc.
Series 2006-8 Class A6			5.950% due 02/01/37	180	194
0.416% due 01/25/41 (Ê)	950	885	Allstate Corp. (The)
Series 2007-6 Class B			5.750% due 08/15/53	980	1,042
1.106% due 04/27/43 (Ê)	146	135	Altria Group, Inc.
Series 2008-2 Class B			2.625% due 01/14/20	1,745	1,787
1.456% due 01/25/29 (Ê)	160	148	10.200% due 02/06/39	539	968
Series 2008-3 Class B			4.250% due 08/09/42	945	958
1.456% due 04/25/29 (Ê)	160	149	Amazon.com, Inc.
Series 2008-4 Class A4			3.800% due 12/05/24	845	894
1.906% due 07/25/22 (Ê)	2,400	2,520	4.800% due 12/05/34	337	375
Series 2008-4 Class B			Ameren Illinois Co.
2.106% due 04/25/29 (Ê)	160	161	3.250% due 03/01/25	467	496
Series 2008-5 Class B			American Airlines Pass-Through Trust
2.106% due 07/25/29 (Ê)	230	236	Series 2013-2 Class A
Series 2008-6 Class B			4.950% due 01/15/23	1,145	1,234
2.106% due 07/25/29 (Ê)	160	161	American Campus Communities
Series 2008-7 Class B			Operating Partnership, LP
2.106% due 07/25/29 (Ê)	160	161	4.125% due 07/01/24	340	356
Series 2008-8 Class B			American Electric Power Co., Inc.
2.506% due 10/25/29 (Ê)	160	169	1.650% due 12/15/17	440	443
Series 2008-9 Class A			American Express Co.
1.756% due 04/25/23 (Ê)	298	306	3.625% due 12/05/24	765	799
Series 2008-9 Class B			American Honda Finance Corp.
2.506% due 10/25/29 (Ê)	230	242	2.250% due 08/15/19	2,006	2,051
Series 2013-4 Class A			American International Group, Inc.
0.720% due 06/25/27 (Ê)	625	627	5.850% due 01/16/18	1,068	1,205
SoFi Professional Loan Program LLC			4.375% due 01/15/55	1,014	1,047
Series 2014-B Class A2			8.175% due 05/15/58	160	219
2.550% due 08/27/29 (Þ)	1,335	1,346	American Tower Trust I
Specialty Underwriting & Residential			3.070% due 03/15/23 (Þ)	1,000	1,018
Finance Trust			Anadarko Petroleum Corp.
Series 2003-BC1 Class A			6.450% due 09/15/36	391	498
0.848% due 01/25/34 (Ê)	25	22	4.500% due 07/15/44	600	640
Structured Asset Securities Corp.			Anheuser-Busch InBev Worldwide, Inc.
Series 2005-WF4 Class A4			2.875% due 02/15/16	390	398
0.528% due 11/25/35 (Ê)	172	172	1.375% due 07/15/17	1,935	1,952
Tidewater Auto Receivables Trust			5.375% due 01/15/20	1,085	1,256
Series 2014-AA Class A3
1.400% due 07/15/18 (Þ)	1,475	1,474	Anthem, Inc.
			1.875% due 01/15/18	700	708
Toyota Auto Receivables Owner Trust			Apache Corp.
Series 2013-A Class A3
0.550% due 01/17/17	642	642	3.250% due 04/15/22	445	445
Volkswagen Auto Loan Enhanced Trust			6.000% due 01/15/37	374	436
Series 2012-1 Class A3			4.750% due 04/15/43	625	629
0.850% due 08/22/16	499	500	Apollo Management Holdings, LP
Volkswagen Credit Auto Master Trust			4.000% due 05/30/24 (Þ)	790	823
0.506% due 07/22/19	652	650	Apple, Inc.
World Financial Network Credit Card			0.482% due 05/03/18 (Ê)	1,875	1,875
Master Trust			2.850% due 05/06/21	485	510
Series 2014-C Class A			3.850% due 05/04/43	307	330
1.540% due 08/16/21	1,260	1,267	ARC Properties Operating Partnership,
World Omni Auto Receivables Trust			LP
Series 2014-B Class A4			2.000% due 02/06/17	750	720
1.680% due 12/15/20	722	727	AT&T, Inc.
		141,417	2.950% due 05/15/16	2,530	2,596
Corporate Bonds and Notes - 19.7%			4.300% due 12/15/42	296	295
21st Century Fox America, Inc.			Series FRN
6.150% due 02/15/41	775	1,058	0.618% due 02/12/16 (Ê)	1,072	1,073
			BAE Systems Holdings, Inc.
See accompanying notes which are an integral part of this quarterly report.

190 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.800% due 10/07/24 (Þ)	1,070	1,144	2.500% due 09/26/18	2,025	2,070
Bank of America Corp.			5.375% due 08/09/20	500	577
2.000% due 01/11/18	2,660	2,677	4.300% due 11/20/26	368	379
4.200% due 08/26/24	890	924	City of Hope (The)
4.000% due 01/22/25	1,654	1,684	Series 2013
4.250% due 10/22/26	1,113	1,156	5.623% due 11/15/43	200	257
5.000% due 01/21/44	336	398	Cleveland Clinic Bonds
4.875% due 04/01/44	325	382	4.858% due 01/01/14	290	326
Series L			Comcast Corp.
2.600% due 01/15/19	1,534	1,566	4.200% due 08/15/34	759	852
Bank of America NA			6.950% due 08/15/37	855	1,264
Series BKNT			4.650% due 07/15/42	1,000	1,171
5.300% due 03/15/17	400	430	4.750% due 03/01/44	201	243
0.541% due 06/15/17 (Ê)	1,340	1,322	Commonwealth Edison Co.
6.100% due 06/15/17	1,900	2,094	5.800% due 03/15/18	865	985
Bank of New York Mellon Corp. (The)			ConAgra Foods, Inc.
1.969% due 06/20/17	765	779	4.950% due 08/15/20	825	926
Series G			ConocoPhillips
2.200% due 05/15/19	640	653	2.875% due 11/15/21	349	359
Bayer US Finance LLC			ConocoPhillips Company
2.375% due 10/08/19 (Þ)	705	723	4.300% due 11/15/44	700	765
BB&T Corp.			Consolidated Edison Co. of New York,
2.450% due 01/15/20	1,223	1,252	Inc.
Bear Stearns Cos. LLC (The)			4.450% due 03/15/44	183	214
5.550% due 01/22/17	890	958	4.625% due 12/01/54	371	436
7.250% due 02/01/18	425	492	Continental Airlines Pass-Through Trust
Becton Dickinson and Co.			Series 071A
2.675% due 12/15/19	660	677	5.983% due 04/19/22	1,362	1,485
3.250% due 11/12/20	590	611	Series 2009-1
Bellsouth Capital Funding Corp.			9.000% due 07/08/16	357	390
7.875% due 02/15/30	635	880	Continental Resources, Inc.
Berkshire Hathaway Energy Co			4.900% due 06/01/44	200	171
4.500% due 02/01/45	495	556	Corporate Office Properties, LP
Boston Scientific Corp.			3.700% due 06/15/21	1,169	1,197
6.000% due 01/15/20	590	679	Cox Communications, Inc.
Brixmor Operating Partnership, LP			4.800% due 02/01/35 (Þ)	407	448
3.850% due 02/01/25	545	558	Crown Castle Towers LLC
Burlington Northern and Santa Fe			4.174% due 08/15/17 (Þ)	1,550	1,622
Railway Co. Pass-Through Trust			CSX Corp.
Series 2005-4			4.500% due 08/01/54	207	236
4.967% due 04/01/23	116	129	CVS Pass-Through Trust
Burlington Northern Santa Fe LLC			4.163% due 08/10/36	90	95
6.875% due 12/01/27	90	121	Delta Air Lines Pass-Through Trust
4.900% due 04/01/44	125	149	Series 2010-1
Capital One Financial Corp.			6.200% due 07/02/18	247	273
2.450% due 04/24/19	730	740	Devon Energy Corp.
CareFusion Corp.			4.000% due 07/15/21	485	513
6.375% due 08/01/19	415	488	Dignity Health
Catholic Health Initiatives			5.267% due 11/01/64	202	233
4.350% due 11/01/42	350	361	DIRECTV Holdings LLC / DIRECTV
CBS Corp.			Financing Co., Inc.
4.300% due 02/15/21	955	1,053	3.125% due 02/15/16	1,210	1,239
4.600% due 01/15/45	675	707	5.000% due 03/01/21	1,595	1,788
CenterPoint Energy Houston Electric			4.450% due 04/01/24	1,173	1,274
LLC			Discover Financial Services
4.500% due 04/01/44	600	726	3.950% due 11/06/24	700	727
CenterPoint Energy Resources Corp.			Dominion Gas Holdings LLC
6.125% due 11/01/17	125	140	2.500% due 12/15/19	345	354
Citigroup, Inc.			4.600% due 12/15/44	105	119
1.350% due 03/10/17	1,245	1,244	Dominion Resources, Inc.
6.000% due 08/15/17	475	526	3.625% due 12/01/24	632	668
6.125% due 11/21/17	1,980	2,223
			See accompanying notes which are an integral part of this quarterly report.
			Russell Investment Grade Bond Fund 191

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series C			4.000% due 11/14/21	595	563
4.050% due 09/15/42	412	438	3.875% due 03/15/23	755	676
Dow Chemical Co. (The)			General Electric Capital Corp.
4.625% due 10/01/44	745	805	0.402% due 02/15/17 (Ê)	900	892
Duke Energy Progress, Inc.			4.375% due 09/16/20	700	783
3.000% due 09/15/21	1,020	1,077	5.875% due 01/14/38	965	1,279
Eastman Chemical Co.			Series GMTN
2.700% due 01/15/20	530	542	0.902% due 07/12/16 (Ê)	1,001	1,008
eBay, Inc.			2.200% due 01/09/20	1,280	1,305
0.456% due 07/28/17 (Ê)	935	922	3.100% due 01/09/23	685	709
0.712% due 08/01/19 (Ê)	775	761	6.150% due 08/07/37	670	915
Ecolab, Inc.			General Electric Co.
1.550% due 01/12/18	1,200	1,204	5.250% due 12/06/17	815	909
Education Realty Operating Partnership,			4.500% due 03/11/44	1,270	1,487
LP
4.600% due 12/01/24	120	128	General Mills, Inc.
El Paso Pipeline Partners Operating Co.			0.456% due 01/28/16 (Ê)	700	699
LLC			1.400% due 10/20/17	390	391
6.500% due 04/01/20	332	380	2.200% due 10/21/19	485	490
5.000% due 10/01/21	843	907	Series FRN
Energy Transfer Partners, LP			0.556% due 01/29/16 (Ê)	1,020	1,019
4.150% due 10/01/20	580	611	General Motors Co.
6.050% due 06/01/41	680	779	5.000% due 04/01/35	200	216
Enterprise Products Operating LLC			General Motors Financial Co., Inc.
2.550% due 10/15/19	1,294	1,315	3.000% due 09/25/17	1,834	1,868
5.250% due 01/31/20	760	861	4.000% due 01/15/25	500	511
5.100% due 02/15/45	630	719	Georgia Power Co.
ERAC USA Finance LLC			4.300% due 03/15/42	445	512
2.350% due 10/15/19 (Þ)	1,756	1,778	Georgia-Pacific LLC
ERP Operating Limited Partnership			2.539% due 11/15/19 (Þ)	975	994
2.375% due 07/01/19 (ö)	1,726	1,753	8.875% due 05/15/31	695	1,108
4.500% due 07/01/44	261	290	Gilead Sciences, Inc.
Exelon Generation Co. LLC			3.500% due 02/01/25	420	451
2.950% due 01/15/20	1,155	1,174	4.800% due 04/01/44	334	401
5.600% due 06/15/42	655	765	4.500% due 02/01/45	825	949
Express Scripts Holding Co.			Glencore Funding LLC
3.125% due 05/15/16	830	852	4.625% due 04/29/24 (Þ)	1,450	1,427
6.125% due 11/15/41	110	146	Goldman Sachs Capital I
Farmers Exchange Capital			6.345% due 02/15/34	815	1,017
7.200% due 07/15/48 (Þ)	700	981	Goldman Sachs Group, Inc. (The)
Farmers Exchange Capital II			6.250% due 09/01/17	1,025	1,142
6.151% due 11/01/53 (Þ)	700	810	2.900% due 07/19/18	1,175	1,213
FedEx Corp.			2.625% due 01/31/19	535	548
3.900% due 02/01/35	1,185	1,233	2.550% due 10/23/19	2,582	2,618
4.500% due 02/01/65	170	177	5.750% due 01/24/22	640	759
Fifth Third Bank			3.625% due 01/22/23	501	522
2.375% due 04/25/19	605	616	1.830% due 11/29/23	490	505
FirstEnergy Corp.			3.500% due 01/23/25	1,330	1,365
Series C			6.750% due 10/01/37	1,400	1,838
7.375% due 11/15/31	197	258	4.800% due 07/08/44	1,255	1,423
FirstEnergy Transmission, LLC			HCP, Inc.
5.450% due 07/15/44	959	1,115	3.750% due 02/01/16	555	570
Ford Motor Credit Co. LLC			6.300% due 09/15/16	135	146
1.700% due 05/09/16	1,000	1,004	2.625% due 02/01/20	1,725	1,742
1.684% due 09/08/17	2,483	2,485	Health Care REIT, Inc.
1.192% due 01/09/18 (Ê)	500	501	6.125% due 04/15/20	1,000	1,173
2.145% due 01/09/18	965	976	4.950% due 01/15/21	245	276
2.597% due 11/04/19	1,430	1,450	6.500% due 03/15/41	530	728
Forest Laboratories, Inc.			Hess Corp.
4.875% due 02/15/21 (Þ)	1,760	1,921	3.500% due 07/15/24	410	403
Freeport-McMoRan, Inc.			Hewlett-Packard Co.
2.300% due 11/14/17	1,125	1,106	3.300% due 12/09/16	1,605	1,666
See accompanying notes which are an integral part of this quarterly report.
192 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.750% due 12/01/20	1,435	1,522	2.500% due 03/15/20 (Þ)	620	638
Hospira, Inc.			3.150% due 03/15/22 (Þ)	1,820	1,908
5.200% due 08/12/20	1,260	1,383	3.500% due 03/15/25 (Þ)	1,000	1,059
5.800% due 08/12/23	415	484	4.375% due 03/15/35 (Þ)	499	554
Humana, Inc.			4.625% due 03/15/45 (Þ)	1,025	1,182
4.950% due 10/01/44	630	711	Merck & Co., Inc.
Huntington National Bank (The)			0.592% due 05/18/18 (Ê)	1,870	1,872
Series BKNT			MetLife, Inc.
1.300% due 11/20/16	1,240	1,243	10.750% due 08/01/39	950	1,568
IPALCO Enterprises, Inc.			Metropolitan Life Global Funding I
7.250% due 04/01/16 (Þ)	1,250	1,316	3.875% due 04/11/22 (Þ)	900	980
JPMorgan Chase & Co.			Morgan Stanley
1.350% due 02/15/17	1,210	1,214	0.707% due 10/18/16 (Ê)	545	543
2.250% due 01/23/20	2,376	2,382	5.550% due 04/27/17	410	445
3.875% due 02/01/24	735	787	1.875% due 01/05/18	530	533
3.875% due 09/10/24	2,020	2,086	2.125% due 04/25/18	2,290	2,308
4.125% due 12/15/26	890	923	2.650% due 01/27/20	1,925	1,955
JPMorgan Chase Bank NA			3.875% due 04/29/24	2,077	2,205
Series BKNT			Series GMTN
5.875% due 06/13/16	85	91	5.450% due 01/09/17	600	646
6.000% due 10/01/17	1,800	2,001	6.625% due 04/01/18	905	1,034
JPMorgan Chase Capital XXIII			5.500% due 07/24/20	535	616
1.232% due 05/15/47 (Ê)	3,495	2,717	3.700% due 10/23/24	390	411
Juniper Networks, Inc.			4.350% due 09/08/26	615	643
3.100% due 03/15/16	815	831	Morgan Stanley Re-REMIC Trust
KCP&L Greater Missouri Operations Co.			4.300% due 01/27/45	765	802
8.270% due 11/15/21	425	541	Mutual of Omaha Insurance Co.
Kinder Morgan Energy Partners, LP			4.297% due 07/15/54 (Þ)	700	723
3.500% due 03/01/16	735	752	National City Bank
4.150% due 02/01/24	520	536	Series BKNT
6.500% due 02/01/37	124	143	0.605% due 06/07/17 (Ê)	900	896
5.500% due 03/01/44	465	502	Nationwide Mutual Insurance Co.
5.400% due 09/01/44	295	314	Series 144a
Kinder Morgan, Inc.			2.531% due 12/15/24 (Ê)(Þ)	700	700
5.300% due 12/01/34	1,355	1,421	NextEra Energy Capital Holdings, Inc.
KLA-Tencor Corp.			2.700% due 09/15/19	316	326
4.650% due 11/01/24	525	559	Niagara Mohawk Power Corp.
Kroger Co. (The)			4.278% due 10/01/34 (Þ)	546	622
2.300% due 01/15/19	765	779	NiSource Finance Corp.
Lehman Brothers Holdings Capital Trust			6.400% due 03/15/18	250	287
VII			Noble Energy, Inc.
5.857% due 11/29/49 (ƒ)(Ø)	1,450	—	3.900% due 11/15/24	230	232
Lehman Brothers Holdings, Inc.			5.250% due 11/15/43	382	391
6.500% due 07/19/17 (Ø)	390	—	North Shore Long Island Jewish Health
6.750% due 12/28/17 (Ø)	990	—	Care, Inc.
Life Technologies Corp.			4.800% due 11/01/42	575	651
6.000% due 03/01/20	760	885	NYU Hospitals Center
Macy's Retail Holdings, Inc.			5.750% due 07/01/43	180	231
4.500% due 12/15/34	370	402	Oncor Electric Delivery Co. LLC
Manufacturers & Traders Trust Co.			6.800% due 09/01/18	1,350	1,590
5.585% due 12/28/20	180	187	Oracle Corp.
Marathon Petroleum Corp.			2.250% due 10/08/19	795	818
3.500% due 03/01/16	490	502	PACCAR Financial Corp.
4.750% due 09/15/44	1,370	1,345	0.502% due 02/08/16 (Ê)	260	260
Massachusetts Institute of Technology			0.425% due 06/06/17 (Ê)	50	50
3.959% due 07/01/38	249	280	0.835% due 12/06/18 (Ê)	510	513
McKesson Corp.			Pacific Gas & Electric Co.
2.284% due 03/15/19	1,415	1,440	4.750% due 02/15/44	476	572
4.883% due 03/15/44	469	555	4.300% due 03/15/45	365	410
Medco Health Solutions, Inc.			PacifiCorp
4.125% due 09/15/20	675	735	2.950% due 02/01/22	945	983
Medtronic, Inc.
			See accompanying notes which are an integral part of this quarterly report.
			Russell Investment Grade Bond Fund 193

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Panhandle Eastern Pipe Line Co., LP			TIAA Asset Management Finance Co.
8.125% due 06/01/19	1,725	2,125	LLC
Pfizer, Inc.			2.950% due 11/01/19 (Þ)	262	269
0.382% due 05/15/17 (Ê)	1,300	1,298	4.125% due 11/01/24 (Þ)	137	147
6.200% due 03/15/19	350	415	Time Warner Cable, Inc.
Philip Morris International, Inc.			5.000% due 02/01/20	240	270
4.250% due 11/10/44	420	454	6.550% due 05/01/37	1,130	1,485
Phillips 66			7.300% due 07/01/38	730	1,023
4.875% due 11/15/44	1,428	1,550	Time Warner, Inc.
Plains All American Pipeline, LP and			6.500% due 11/15/36	550	736
PAA Finance Corp.			Toyota Motor Credit Corp.
3.600% due 11/01/24	846	856	0.522% due 05/17/16 (Ê)	1,820	1,825
PNC Bank NA			1.450% due 01/12/18	1,020	1,028
3.300% due 10/30/24	755	797	Travelers Cos., Inc. (The)
Series BKNT			4.600% due 08/01/43	735	888
0.576% due 04/29/16 (Ê)	750	750	U.S. Bancorp
Precision Castparts Corp.			2.200% due 04/25/19	1,185	1,212
2.500% due 01/15/23	685	686	UDR, Inc.
Principal Financial Group, Inc.			4.625% due 01/10/22	827	915
3.300% due 09/15/22	713	735	Union Pacific Corp.
Procter & Gamble Co. (The)			1.800% due 02/01/20	390	392
0.312% due 11/04/16 (Ê)	1,500	1,494	3.875% due 02/01/55	437	447
Progress Energy, Inc.			UnitedHealth Group, Inc.
7.750% due 03/01/31	702	1,053	6.000% due 06/15/17	4	5
Public Service Co. of New Mexico			1.400% due 10/15/17	590	594
7.950% due 05/15/18	675	803	2.300% due 12/15/19	1,476	1,515
Qwest Corp.			3.875% due 10/15/20	650	719
6.750% due 12/01/21	500	582	2.875% due 12/15/21	361	378
Reynolds American, Inc.			US Bancorp
4.750% due 11/01/42	625	640	2.950% due 07/15/22	570	583
SABMiller Holdings, Inc.			US Bank NA
3.750% due 01/15/22 (Þ)	1,000	1,068	Series BKNT
Samsung Electronics America, Inc.			0.439% due 09/11/17 (Ê)	800	799
1.750% due 04/10/17 (Þ)	765	772	1.375% due 09/11/17	455	459
SCANA Corp.			Ventas Realty, LP
4.125% due 02/01/22	311	334	1.550% due 09/26/16	775	781
Sempra Energy			2.700% due 04/01/20	1,050	1,066
9.800% due 02/15/19	2,014	2,621	Verizon Communications, Inc.
3.550% due 06/15/24	550	583	3.000% due 11/01/21	1,380	1,400
SL Green Realty Corp. / SL Green			5.150% due 09/15/23	7,125	8,170
Operating Partnership / Reckson
Operating Partnership			6.400% due 09/15/33	347	449
7.750% due 03/15/20	550	669	5.050% due 03/15/34	925	1,046
Southern California Edison Co.			4.400% due 11/01/34	520	550
1.845% due 02/01/22	541	547	4.750% due 11/01/41	665	717
Series C			6.550% due 09/15/43	912	1,232
3.600% due 02/01/45	565	594	5.012% due 08/21/54 (Þ)	230	253
Southern Co. (The)			Series FRN
1.300% due 08/15/17	536	538	1.771% due 09/15/16 (Ê)	540	550
2.150% due 09/01/19	2,562	2,609	Viacom, Inc.
Southern Power Co.			2.500% due 12/15/16	740	759
5.250% due 07/15/43	290	361	4.850% due 12/15/34	390	416
Southwestern Electric Power Co.			Walgreens Boots Alliance, Inc.
3.550% due 02/15/22	629	666	0.682% due 05/18/16 (Ê)	1,300	1,300
St. Jude Medical, Inc.			3.800% due 11/18/24	620	656
3.250% due 04/15/23	1,105	1,148	4.800% due 11/18/44	489	555
Tennessee Gas Pipeline Co. LLC			Wal-Mart Stores, Inc.
8.000% due 02/01/16	1,605	1,705	3.300% due 04/22/24	245	263
The Mosaic Co.			6.500% due 08/15/37	860	1,247
5.450% due 11/15/33	414	497	5.000% due 10/25/40	1,183	1,480
Thermo Fisher Scientific, Inc.			WEA Finance LLC
2.400% due 02/01/19	620	632	2.700% due 09/17/19	1,681	1,712

See accompanying notes which are an integral part of this quarterly report.
194 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
4.750% due 09/17/44	203	232	1.625% due 03/16/20		1,346	1,364
Wells Fargo & Co.			Flagship CLO VIII, Ltd.
2.125% due 04/22/19	1,485	1,505	Series 2014-8A Class A
4.100% due 06/03/26	915	969	1.757% due 01/16/26 (Ê)(Þ)		620	618
4.650% due 11/04/44	1,832	2,022	Fomento Economico Mexicano SAB de
Series N			CV
2.150% due 01/30/20	1,489	1,498	4.375% due 05/10/43		515	512
Westpac Banking Corp.			Global SC Finance SRL
1.200% due 05/19/17	1,085	1,089	3.090% due 07/17/29		841	844
Williams Cos., Inc. (The)			Government of the Cayman Islands
8.750% due 03/15/32	212	246	5.950% due 11/24/19 (Þ)		340	388
Williams Partners, LP			Grupo Bimbo, SAB. de CV
5.250% due 03/15/20	411	449	4.875% due 06/27/44		565	588
4.300% due 03/04/24	542	544	HBOS PLC
3.900% due 01/15/25	685	663	6.750% due 05/21/18 (Þ)		2,425	2,728
ZFS Finance USA Trust II			HSBC Bank PLC
6.450% due 12/15/65 (Þ)	3,585	3,746	3.100% due 05/24/16 (Þ)		1,500	1,548
ZFS Finance USA Trust V			HSBC Holdings PLC
6.500% due 05/09/37 (Þ)	2,705	2,860	4.250% due 03/14/24		475	508
			ING Investment Management CLO
		310,950	1.366% due 04/15/24 (Þ)		850	836
International Debt - 5.1%			Intesa Sanpaolo SpA
Alibaba Group Holding, Ltd.			2.375% due 01/13/17		775	785
3.600% due 11/28/24 (Þ)	793	806
Arbor Realty Collateralized Loan			5.017% due 06/26/24 (Þ)		1,014	1,045
Obligation, Ltd.			JPMorgan Chase & Co.
Series 2014-1A Class A			Series MPLE
1.917% due 05/15/24 (Ê)(Þ)	1,275	1,273	2.920% due 09/19/17 (Þ)	CAD	1,940	1,586
Baidu, Inc.			Kaupthing Bank Hf
3.250% due 08/06/18	690	708	7.125% due 05/19/16 (Ø)(Þ)		1,480	—
Bank of Nova Scotia			KFW
0.422% due 05/09/16 (Ê)(~)	1,170	1,170	2.500% due 11/20/24		1,615	1,711
Barrick Gold Corp.			Korea Electric Power Corp.
4.100% due 05/01/23	735	735	5.125% due 04/23/34 (Þ)		155	187
BNP Paribas SA			Limerock CLO II, Ltd.
1.375% due 03/17/17	1,350	1,355	Series 2014-2A Class A
BP Capital Markets PLC			1.757% due 04/18/26 (Å)(Ê)		810	806
2.248% due 11/01/16	895	912	LYB International Finance BV
3.994% due 09/26/23	630	674	4.875% due 03/15/44		277	302
British Telecommunications PLC			Macquarie Bank, Ltd.
2.350% due 02/14/19	670	683	0.886% due 10/27/17 (Ê)(Þ)		750	750
Canadian Natural Resources, Ltd.			Mexico Government International Bond
1.750% due 01/15/18	740	732	3.600% due 01/30/25		407	418
Canadian Pacific Railway Co.			5.550% due 01/21/45		472	573
2.900% due 02/01/25	886	895	4.600% due 01/23/46		264	282
CDP Financial, Inc.			Mizuho Bank, Ltd.
5.600% due 11/25/39 (Þ)	445	617	1.300% due 04/16/17 (Þ)		615	612
Corp. Andina de Fomento			National Australia Bank, Ltd.
4.375% due 06/15/22	769	851	2.750% due 03/09/17		1,275	1,321
Corp. Nacional del Cobre de Chile			Nexen Energy ULC
4.875% due 11/04/44 (Þ)	113	115	7.500% due 07/30/39		845	1,248
Credit Suisse			Nokia OYJ
6.000% due 02/15/18	250	279	5.375% due 05/15/19		435	475
3.625% due 09/09/24	1,010	1,061	Nomura Holdings, Inc.
Credit Suisse NY			2.000% due 09/13/16		825	834
1.750% due 01/29/18	2,108	2,114	Ooredoo International Finance, Ltd.
Series GMTN			3.875% due 01/31/28		340	338
1.375% due 05/26/17	1,835	1,839	Perrigo Finance PLC
Deutsche Bank AG			4.900% due 12/15/44		187	208
Series 3FXD			Petroleos Mexicanos
1.400% due 02/13/17	1,055	1,058	4.875% due 01/24/22		540	563
European Investment Bank			5.625% due 01/23/46 (Å)		820	838
0.875% due 04/18/17	835	838	Rabobank Nederland
			See accompanying notes which are an integral part of this quarterly report.
			Russell Investment Grade Bond Fund 195

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
11.000% due 06/29/49 (ƒ)(Þ)	1,333	1,716	2.375% due 08/14/19	1,385	1,411
Red River CLO, Ltd.			Vale Overseas, Ltd.
Series 2006-1A Class A			4.625% due 09/15/20	785	780
0.502% due 07/27/18 (Ê)(Þ)	260	258	Validus Holdings, Ltd.
Republic of Indonesia			8.875% due 01/26/40	555	807
4.125% due 01/15/25 (Þ)	335	344	Vodafone Group PLC
Rio Tinto Finance USA PLC			6.150% due 02/27/37	172	219
1.375% due 06/17/16	620	625	Willis Group Holdings PLC
3.500% due 03/22/22	660	680	4.125% due 03/15/16	840	866
Royal Bank of Scotland Group PLC					79,782
1.875% due 03/31/17	2,620	2,640	Mortgage-Backed Securities - 30.6%
5.125% due 05/28/24	985	1,041	American Home Mortgage Investment
Saudi Electricity Global Sukuk Co. 2			Trust
5.060% due 04/08/43 (Þ)	1,090	1,166	Series 2004-4 Class 4A
Scentre Group Trust 1 / Scentre Group			2.357% due 02/25/45 (Ê)	86	86
Trust 2			Aventura Mall Trust
3.500% due 02/12/25 (Þ)	133	139	Series 2013-AVM Class A
Seagate HDD Cayman			3.743% due 12/05/32 (Þ)	1,347	1,465
5.750% due 12/01/34 (Þ)	975	1,062	Banc of America Commercial Mortgage
Shell International Finance BV			Trust
0.442% due 11/15/16 (Ê)	1,825	1,826	Series 2006-4 Class A1A
Sky PLC			5.617% due 07/10/46	1,223	1,293
6.100% due 02/15/18 (Þ)	600	674	Banc of America Funding Corp.
SMART Trust			Series 2005-5 Class 1A11
Series 2011-2USA Class A4A			5.500% due 09/25/35	197	202
2.310% due 04/14/17 (Þ)	733	736	Series 2005-D Class A1
Series 2012-1USA Class A4A			2.634% due 05/25/35 (Ê)	102	104
2.010% due 12/14/17 (Þ)	2,900	2,895	Series 2006-G Class 2A3
Suncor Energy, Inc.			0.338% due 07/20/36 (Ê)	96	96
3.600% due 12/01/24	985	1,006	Banc of America Funding Trust
5.950% due 12/01/34	435	518	Series 2005-4 Class 1A3
Suntory Holdings, Ltd.			5.500% due 08/25/35	111	114
1.650% due 09/29/17 (Þ)	1,715	1,720	Banc of America Merrill Lynch
Sydney Airport Finance Co. Pty, Ltd.			Commercial Mortgage, Inc.
3.900% due 03/22/23 (Þ)	946	999	Series 2006-3 Class A4
			5.889% due 07/10/44	1,239	1,303
Tencent Holdings, Ltd.
3.375% due 05/02/19 (Þ)	560	578	Series 2006-6 Class A4
			5.356% due 10/10/45	1,925	2,016
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/21	705	746	Series 2007-1 Class A4
			5.451% due 01/15/49	941	1,009
Thomson Reuters Corp.
5.650% due 11/23/43	825	1,028	Series 2007-2 Class AAB
			5.578% due 04/10/49	261	266
Toronto-Dominion Bank (The)
0.424% due 07/13/16 (Ê)	1,750	1,750	Series 2008-1 Class A4
			6.225% due 02/10/51	574	636
Total Capital Canada, Ltd.			Banc of America Mortgage Securities,
2.750% due 07/15/23	455	462	Inc.
Total Capital International SA			Series 2004-1 Class 5A1
1.000% due 08/12/16	1,885	1,898	6.500% due 09/25/33	9	9
Total Capital SA			Series 2004-2 Class 5A1
2.125% due 08/10/18	510	520	6.500% due 10/25/31	8	9
Trade MAPS 1, Ltd.			Series 2004-11 Class 2A1
Series 2013-1A Class A			5.750% due 01/25/35	133	135
0.866% due 12/10/18 (Ê)(Þ)	1,645	1,647	Series 2005-H Class 2A5
TransCanada PipeLines, Ltd.			2.710% due 09/25/35 (Ê)	365	335
5.000% due 10/16/43	1,065	1,211	Series 2006-2 Class A15
Transocean, Inc.			6.000% due 07/25/46	6	6
6.375% due 12/15/21	305	252	Series 2006-B Class 1A1
Turkey Government International Bond			2.497% due 10/20/46 (Ê)	65	42
7.500% due 11/07/19	528	626	Bayview Commercial Asset Trust
4.875% due 04/16/43	581	608	Series 2005-3A Class A1
Tyco Electronics Group SA			0.488% due 11/25/35 (Ê)(Þ)	527	479
6.550% due 10/01/17	705	797	BCAP LLC Trust
UBS AG

See accompanying notes which are an integral part of this quarterly report.

196 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-R11 Class 15A1			Series 2013-CR8 Class XA
2.589% due 10/26/33 (Ê)(Þ)	1,640	1,670	Interest Only STRIP
Series 2011-R11 Class 20A5			0.739% due 06/10/46	31,434	1,160
2.601% due 03/26/35 (Ê)(Þ)	413	419	Series 2013-CR12 Class A4
Bear Stearns Adjustable Rate Mortgage			4.046% due 10/10/46	965	1,075
Trust			Commercial Mortgage Trust
Series 2004-8 Class 2A1			3.983% due 10/10/46	423	469
2.604% due 11/25/34 (Ê)	246	238	3.147% due 02/10/47	339	356
Series 2004-9 Class 22A1			4.006% due 04/10/47	169	187
3.014% due 11/25/34 (Ê)	57	57	3.731% due 08/10/49	171	185
Series 2004-10 Class 22A1			Series 2001-J2A Class E
2.522% due 01/25/35 (Ê)	51	50	6.922% due 07/16/34 (Þ)	670	732
Series 2005-2 Class A1			Series 2013-CR6 Class A4
2.680% due 03/25/35 (Ê)	781	789	3.101% due 03/10/46	925	967
Series 2005-12 Class 13A1			Countrywide Alternative Loan Trust
5.430% due 02/25/36 (Ê)	48	42	5.750% due 10/25/33	86	91
Bear Stearns Alt-A Trust			Countrywide Home Loan Mortgage Pass-
Series 2004-13 Class A1			Through Trust
0.908% due 11/25/34 (Ê)	1,075	1,067	Series 2004-22 Class A3
Bear Stearns Commercial Mortgage			2.418% due 11/25/34 (Ê)	168	158
Securities Trust			Series 2004-HYB9 Class 1A1
Series 2005-PWR7 Class A3			2.449% due 02/20/35 (Ê)	340	333
5.116% due 02/11/41	122	122	Series 2005-3 Class 1A2
Series 2007-PW15 Class A4			0.458% due 04/25/35 (Ê)	630	557
5.331% due 02/11/44	1,083	1,157	Credit Suisse Commercial Mortgage
Bear Stearns Structured Products, Inc.			Trust
Series 2007-R6 Class 1A1			Series 2006-C4 Class A3
2.591% due 01/26/36 (Ê)	283	225	5.467% due 09/15/39	559	587
Series 2007-R6 Class 2A1			Series 2007-C2 Class A3
2.337% due 12/26/46 (Ê)	144	113	5.542% due 01/15/49	310	332
CD Mortgage Trust			Series 2007-C5 Class A3
Series 2006-CD2 Class A1B			5.694% due 09/15/40	399	399
5.304% due 01/15/46	1,663	1,714	Series 2007-C5 Class A4
Citigroup Commercial Mortgage Trust			5.695% due 09/15/40	1,200	1,300
4.023% due 03/10/47	825	911	Series 2008-C1 Class A2FL
Series 2005-C3 Class AJ			2.567% due 02/15/41 (Ê)(Þ)	1,460	1,478
4.960% due 05/15/43	420	422	Series 2008-C1 Class A3
Series 2015-GC27 Class A5			5.971% due 02/15/41	1,570	1,730
3.137% due 02/10/48	458	472	Credit Suisse First Boston Mortgage
Citigroup Mortgage Loan Trust, Inc.			Securities Corp.
Series 2005-3 Class 2A2B			Series 2001-CP4 Class D
2.559% due 08/25/35 (Ê)	211	155	6.610% due 12/15/35	190	190
Series 2005-11 Class A2A			Series 2005-9 Class 2A1
2.510% due 10/25/35 (Ê)	124	123	5.500% due 10/25/35	484	467
Series 2007-AR8 Class 2A1A			Series 2005-C6 Class B
2.683% due 07/25/37 (Ê)	188	174	5.230% due 12/15/40	630	645
Citigroup/Deutsche Bank Commercial			CSMC Trust
Mortgage Trust			Series 2014-USA Class A1
Series 2005-CD1 Class AJ			3.304% due 09/15/37 (Þ)	260	273
5.226% due 07/15/44	145	149	Series 2014-USA Class A2
Series 2005-CD1 Class C			3.953% due 09/15/37 (Þ)	645	713
5.226% due 07/15/44	290	295	CW Capital Cobalt, Ltd.
COMM Mortgage Trust			Series 2007-C3 Class A4
Series 2013-CR11 Class A4			5.769% due 05/15/46	1,508	1,641
4.258% due 10/10/46	383	432	DBRR Trust
Series 2014-PAT Class A			Series 2011-LC2 Class A4A
0.967% due 08/13/27 (Ê)(Þ)	716	713	4.537% due 07/12/44 (Þ)	690	778
Series 2014-UBS5 Class A4			Deutsche Alt-A Securities, Inc. Mortgage
3.838% due 09/10/47	825	903	Loan Trust
Series 2014-UBS6 Class A5			Series 2005-AR1 Class 2A3
3.644% due 12/10/47	745	803	1.994% due 08/25/35 (Ê)	830	661
Commercial Mortgage Pass-Through			Downey Savings & Loan Association
Certificates			Mortgage Loan Trust

			See accompanying notes which are an integral part of this quarterly report.

			Russell Investment Grade Bond Fund 197

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-AR3 Class 1A1B			9.000% due 2027	1	1
2.455% due 07/19/44 (Ê)	64	63	2.500% due 2028	3,885	4,028
Extended Stay America Trust			3.380% due 2028	415	444
Series 2013-ESH7 Class A27			3.500% due 2028	150	160
2.958% due 12/05/31 (Þ)	1,100	1,129	5.000% due 2028	163	180
Fannie Mae			3.000% due 2029	790	834
5.432% due 2016	1,598	1,641	3.500% due 2029	168	179
5.500% due 2016	33	35	8.000% due 2030	31	38
6.500% due 2016	6	6	8.000% due 2031	36	42
5.000% due 2017	41	43	3.500% due 2032	1,902	2,022
5.500% due 2017	33	35	6.000% due 2032	66	75
6.500% due 2017	24	26	8.000% due 2032	2	3
7.500% due 2017	—	—	3.000% due 2033	2,952	3,096
8.500% due 2017	—	—	3.500% due 2033	719	766
5.000% due 2018	166	175	4.500% due 2033	1,060	1,174
5.500% due 2018	232	246	5.000% due 2033	391	433
6.500% due 2018	33	37	5.500% due 2033	509	576
5.000% due 2019	230	245	6.150% due 2033(Ê)	251	267
6.500% due 2019	19	22	3.500% due 2034	2,059	2,189
3.375% due 2020	1,356	1,472	4.500% due 2034	33	36
3.478% due 2020	1,300	1,417	5.000% due 2034	77	85
3.976% due 2020	1,158	1,288	5.500% due 2034	983	1,106
5.000% due 2020	110	117	6.000% due 2034	599	683
5.500% due 2020	819	868	5.000% due 2035	930	1,030
6.500% due 2020	10	12	5.500% due 2035	162	181
3.880% due 2021	1,303	1,450	6.000% due 2035	921	1,050
4.000% due 2021	48	51	5.000% due 2036	285	315
4.300% due 2021	1,052	1,196	5.500% due 2036	1,068	1,198
4.410% due 2021	581	667	6.000% due 2036	197	224
4.640% due 2021	1,315	1,509	6.500% due 2036	13	15
5.500% due 2021	21	23	5.000% due 2037	151	168
4.500% due 2022	118	125	5.500% due 2037	2,787	3,133
5.000% due 2022	102	110	6.000% due 2037	623	705
5.500% due 2022	103	113	6.500% due 2037	60	71
3.800% due 2023	418	451	5.000% due 2038	7	8
4.500% due 2023	87	93	5.500% due 2038	854	960
5.000% due 2023	157	168	4.500% due 2039	934	1,017
4.000% due 2024	1,212	1,285	5.000% due 2039	937	1,053
4.500% due 2024	169	183	3.500% due 2040	288	305
5.000% due 2024	23	25	4.000% due 2040	601	649
8.000% due 2024	24	28	4.500% due 2040	2,102	2,296
8.500% due 2024	6	6	5.000% due 2040	806	896
9.000% due 2024	2	2	3.500% due 2041	3,030	3,222
3.500% due 2025	187	199	4.000% due 2041	3,247	3,497
4.000% due 2025	569	607	4.500% due 2041	2,862	3,150
4.500% due 2025	336	362	5.000% due 2041	1,479	1,639
7.000% due 2025	4	5	5.500% due 2041	384	428
8.500% due 2025	11	12	3.000% due 2042	3,864	4,004
3.000% due 2026	255	268	3.500% due 2042	1,364	1,443
3.240% due 2026	347	373	4.000% due 2042	1,432	1,542
3.500% due 2026	1,121	1,192	4.500% due 2042	274	303
4.000% due 2026	466	498	3.000% due 2043	8,509	8,821
5.000% due 2026	351	388	3.500% due 2043	8,547	9,129
7.000% due 2026	10	11	4.000% due 2043	2,692	2,914
9.000% due 2026	2	3	4.500% due 2043	400	440
2.500% due 2027	41	43	4.000% due 2044	655	704
3.000% due 2027	1,058	1,115	4.500% due 2044	70	76
3.500% due 2027	256	272	4.500% due 2045	1,290	1,403
5.500% due 2027	185	208
7.000% due 2027	2	1

See accompanying notes which are an integral part of this quarterly report.

198 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
15 Year TBA(Ï)			FDIC Guaranteed Notes Trust
2.500%	11,955	12,363	Series 2010-S1 Class 1A
3.000%	5,810	6,107	0.720% due 02/25/48 (Ê)(Þ)	168	168
3.500%	3,795	4,029	FDIC Trust
30 Year TBA(Ï)			Series 2010-R1 Class A
3.000%	19,280	19,912	2.184% due 05/25/50 (Þ)	721	727
3.500%	32,265	34,074	Federal Home Loan Bank
4.000%	30,025	32,155	4.500% due 2041	100	109
4.500%	11,550	12,530	3.500% due 2042	113	119
5.000%	5,975	6,606	4.000% due 2042	206	221
5.500%	1,840	2,058	3.000% due 2043	510	527
6.000%	2,455	2,779	Federal Home Loan Mortgage Corp.
Series 2003-343 Class 6			Multifamily Structured Pass-Through
Interest Only STRIP			Certificates
5.000% due 10/25/33	168	25	3.527% due 10/25/23	1,089	1,202
Series 2003-345 Class 18			Series 2010-KSCT Class A2
Interest Only STRIP			4.285% due 01/25/20	450	505
4.500% due 12/25/18	206	11	Series 2011-K702 Class X1
Series 2003-345 Class 19			Interest Only STRIP
Interest Only STRIP			1.523% due 02/25/18	5,067	206
4.500% due 01/25/19	224	12	Series 2012-K501 Class X1A
Series 2005-365 Class 12			Interest Only STRIP
Interest Only STRIP			1.644% due 08/25/16	15,849	280
5.500% due 12/25/35	361	50	Series 2012-K706 Class X1
Series 2006-369 Class 8			Interest Only STRIP
Interest Only STRIP			1.577% due 10/25/18	8,696	452
5.500% due 04/25/36	75	11	Series 2014-K038 Class A2
Fannie Mae Grantor Trust			3.389% due 03/25/24	362	396
Series 2002-T5 Class A1			Series 2014-K040 Class A2
0.408% due 05/25/32 (Ê)	280	276	3.241% due 09/25/24	462	501
Series 2002-T19 Class A1			Series 2014-K715 Class A2
6.500% due 07/25/42	69	79	2.856% due 01/25/21	355	377
Fannie Mae REMIC Trust			Series 2014-K716 Class A2
Series 2004-W12 Class 1A3			3.130% due 06/25/21	533	570
7.000% due 07/25/44	1,041	1,239	Series 2014-KF05 Class A
Fannie Mae REMICS			0.504% due 09/25/21 (Ê)	2,065	2,066
Series 2003-35 Class FY			Federal Home Loan Mortgage Corp.
0.568% due 05/25/18 (Ê)	105	106	Multifamily Structured Products
			2.364% due 02/25/23	1,384	1,427
Series 2005-117 Class LC			Federal Home Loan Mortgage Corp.
5.500% due 11/25/35	620	674	Structured Pass-Through Securities
Series 2009-70 Class PS			Series 2002-51 Class 1A
6.582% due 01/25/37 (Ê)	3,269	385	6.500% due 09/25/43	1,190	1,393
Series 2009-96 Class DB			FHA Project Citi 68 NP
4.000% due 11/25/29	936	1,014	7.430% due 06/27/21	25	25
Series 2013-111 Class PL			Freddie Mac
2.000% due 12/25/42	955	909	9.000% due 2016	7	7
Fannie Mae Whole Loan			6.000% due 2017	49	51
Series 2003-W2 Class 1A1			8.000% due 2017	1	1
6.500% due 07/25/42	92	108
Series 2004-W2 Class 2A2			4.500% due 2018	97	102
7.000% due 02/25/44	404	468	5.000% due 2018	22	23
Series 2004-W12 Class 1A1			4.500% due 2019	33	35
6.000% due 07/25/44	458	533	5.000% due 2019	78	83
Fannie Mae-Aces			6.000% due 2022	5	6
Series 2012-M12 Class 1A			4.000% due 2024	65	69
2.840% due 08/25/22	1,902	2,006	5.500% due 2024	103	112
Series 2012-M15 Class A			9.000% due 2024	4	4
2.656% due 10/25/22	126	132	6.500% due 2025	3	4
Series 2014-M12 Class FA			8.000% due 2025	5	5
0.468% due 10/25/21 (Ê)	1,600	1,599	9.000% due 2025	4	4
Series 2014-M13 Class A2			3.000% due 2026	151	160
3.021% due 08/25/24	660	696	4.000% due 2026	71	76

			See accompanying notes which are an integral part of this quarterly report.

			Russell Investment Grade Bond Fund 199

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 2027	91	97	Series 2002-2533 Class Z
5.000% due 2027	2	3	5.500% due 12/15/32	1,847	2,066
6.500% due 2027	—	—	Series 2006-3123 Class HT
3.500% due 2028	208	222	5.000% due 03/15/26	645	695
5.000% due 2028	163	180	Series 2006-R006 Class ZA
6.000% due 2028	166	188	6.000% due 04/15/36	1,576	1,786
6.500% due 2028	55	64	Series 2010-3653 Class B
6.500% due 2029	20	23	4.500% due 04/15/30	1,534	1,679
5.500% due 2032	183	206	Series 2012-3989 Class BW
6.000% due 2032	17	19	3.500% due 01/15/27	3,180	3,349
6.500% due 2032	23	27	Series 2012-4019 Class JD
7.000% due 2032	110	126	3.000% due 05/15/41	604	621
			FREMF Mortgage Trust
7.500% due 2032	15	19	Series 2013-K24 Class B
5.500% due 2033	232	260	3.502% due 11/25/45 (Þ)	1,565	1,617
4.500% due 2034	62	67	GE Business Loan Trust
5.000% due 2034	535	591	Series 2003-2A Class A
5.500% due 2034	144	162	0.537% due 11/15/31 (Ê)(Þ)	960	923
6.500% due 2034	1	1	GE Capital Commercial Mortgage Corp.
5.000% due 2035	83	92	Series 2005-C3 Class A7B
5.500% due 2035	553	622	5.035% due 07/10/45	750	760
5.500% due 2036	223	250	Ginnie Mae
6.000% due 2036	43	49	3.500% due 2044	359	379
4.500% due 2037	304	334	4.000% due 2044	324	346
5.000% due 2037	8	9	Series 2010-124 Class C
5.500% due 2037	105	118	3.392% due 03/16/45	525	545
6.000% due 2037	202	228	Series 2010-H04 Class BI
5.000% due 2038	3	3	Interest Only STRIP
5.500% due 2038	865	974	1.390% due 04/20/60	4,367	214
6.000% due 2038	677	767	Series 2010-H12 Class PT
4.500% due 2039	446	489	5.470% due 11/20/59	2,931	3,097
5.500% due 2039	24	27	Series 2010-H22 Class JI
			Interest Only STRIP
6.000% due 2039	120	136	2.499% due 11/20/60	7,198	690
4.000% due 2040	2,072	2,258	Series 2011-38 Class C
4.500% due 2040	2,069	2,274	4.305% due 09/16/51	550	596
5.000% due 2040	181	202	Series 2011-H02 Class BI
5.500% due 2040	16	17	Interest Only STRIP
6.000% due 2040	56	64	0.412% due 02/20/61	18,548	310
4.000% due 2041	5,922	6,458	Series 2012-115
4.500% due 2041	1,353	1,473	Interest Only STRIP
5.000% due 2041	931	1,030	0.431% due 04/16/54	6,401	282
3.000% due 2042	2,227	2,302	Series 2012-H11 Class CI
3.500% due 2042	1,632	1,727	Interest Only STRIP
4.000% due 2042	724	778	2.906% due 04/20/62	5,029	476
3.000% due 2043	2,779	2,872	Series 2013-H03 Class HI
3.500% due 2043	3,418	3,632	Interest Only STRIP
4.000% due 2043	2,473	2,712	2.598% due 12/20/62	4,531	474
3.500% due 2044	170	179	Series 2013-H06 Class HI
			Interest Only STRIP
4.000% due 2044	8,129	8,833	2.933% due 01/20/63	10,089	939
4.500% due 2044	148	160	Series 2013-H07 Class JL
15 Year TBA(Ï)			Interest Only STRIP
3.000%	1,220	1,283	2.635% due 03/20/63	10,796	1,197
30 Year TBA(Ï)			Ginnie Mae I
3.000%	3,385	3,494	8.000% due 2017	1	2
3.500%	6,420	6,794	10.500% due 2020	1	1
4.000%	7,840	8,440	8.000% due 2022	5	5
Freddie Mac Reference REMIC			8.500% due 2022	6	6
Series 2006-R007 Class ZA			8.500% due 2024	3	3
6.000% due 05/15/36	526	599	8.000% due 2025	11	11
Freddie Mac REMICS			9.000% due 2025	7	7

See accompanying notes which are an integral part of this quarterly report.

200 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.000% due 2026	28	32	Series 2013-GC16 Class A4
7.000% due 2029	1	2	4.271% due 11/10/46	350	395
8.000% due 2029	2	2	GS Mortgage Securities Trust
8.500% due 2029	15	15	2.933% due 06/05/31	397	413
8.000% due 2030	14	14	Series 2014-GC18 Class A4
7.000% due 2031	104	126	4.074% due 01/10/47	625	694
7.000% due 2032	29	31	GSMPS Mortgage Loan Trust
7.000% due 2033	12	13	Series 2004-4 Class 1AF
3.000% due 2042	517	537	0.568% due 06/25/34 (Ê)(Þ)	426	369
3.000% due 2043	672	699	GSR Mortgage Loan Trust
			Series 2005-AR7 Class 6A1
3.500% due 2043	227	240	4.971% due 11/25/35 (Ê)	703	679
Ginnie Mae II			HarborView Mortgage Loan Trust
7.500% due 2032	3	3	Series 2004-4 Class 3A
4.500% due 2039	1,291	1,410	1.295% due 06/19/34 (Ê)	57	56
5.500% due 2039	173	194	Series 2005-4 Class 3A1
3.500% due 2040(Ê)	4,628	4,863	2.604% due 07/19/35 (Ê)	190	171
4.000% due 2040(Ê)	915	979	Homestar Mortgage Acceptance Corp.
4.500% due 2040	2,317	2,530	Series 2004-5 Class A1
4.000% due 2041	393	420	0.618% due 10/25/34 (Ê)	1,717	1,719
4.500% due 2041	2,131	2,321	Impac CMB Trust
5.500% due 2041	23	26	Series 2004-5 Class 1A1
3.000% due 2042	245	255	0.888% due 10/25/34 (Ê)	224	217
3.500% due 2042	750	794	IndyMac INDX Mortgage Loan Trust
4.000% due 2042	1,492	1,593	Series 2004-AR6 Class 5A1
4.500% due 2042	601	655	2.530% due 10/25/34 (Ê)	1,051	1,002
3.000% due 2043	688	715	Series 2005-AR15 Class A2
3.500% due 2043	1,597	1,689	4.530% due 09/25/35 (Ê)	132	114
			JPMorgan Chase Commercial Mortgage
3.500% due 2044	720	761	Securities Trust
4.000% due 2044	824	880	4.106% due 07/15/46 (Þ)	1,405	1,513
4.500% due 2044	885	961	Series 2003-C1 Class D
5.390% due 2059	572	605	5.192% due 01/12/37	32	32
4.700% due 2061	1,258	1,354	Series 2004-LN2 Class B
4.810% due 2061	2,668	2,884	5.201% due 07/15/41	500	513
5.245% due 2061	806	891	Series 2005-LDP2 Class AM
4.564% due 2062	2,692	2,973	4.780% due 07/15/42	500	503
4.845% due 2062	382	416	Series 2007-CB20 Class ASB
4.652% due 2063	297	335	5.688% due 02/12/51	515	536
4.661% due 2063	130	146	Series 2007-LDPX Class AM
4.732% due 2063	260	285	5.464% due 01/15/49	880	915
30 Year TBA(Ï)			Series 2011-C3 Class A3
3.000%	5,480	5,686	4.388% due 02/15/46 (Þ)	1,325	1,438
3.500%	11,130	11,754	Series 2014-FBLU Class C
4.000%	7,960	8,490	2.167% due 12/15/28 (Ê)(Þ)	675	676
4.500%	570	619	JPMorgan Mortgage Trust
Government National Mortgage			1.990% due 11/25/33	261	258
Association			Series 2004-A2 Class 3A1
Series 2004-93 Class PC			2.471% due 05/25/34 (Ê)	460	452
5.000% due 04/16/34	1,714	1,795	Series 2005-A1 Class 6T1
Series 2007-26 Class SD			2.556% due 02/25/35 (Ê)	43	42
Interest Only STRIP			Series 2005-A3 Class 4A1
6.632% due 05/16/37 (Ê)	2,705	509	2.659% due 06/25/35 (Ê)	191	193
Series 2012-H23 Class FI			LB-UBS Commercial Mortgage Trust
Interest Only STRIP			Series 2005-C2 Class AJ
0.793% due 10/20/62	6,320	169	5.205% due 04/15/30	655	658
Series 2013-40			Series 2007-C6 Class A4
Interest Only STRIP			5.858% due 07/15/40	1,095	1,157
1.075% due 06/16/54	5,269	348	Mastr Alternative Loan Trust
GS Mortgage Securities Corp. II			Series 2003-4 Class B1
Series 2012-BWTR Class A			5.949% due 06/25/33	153	152
2.954% due 11/05/34 (Þ)	460	473

			See accompanying notes which are an integral part of this quarterly report.
			Russell Investment Grade Bond Fund 201

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-10 Class 5A6			Structured Asset Mortgage Investments
5.750% due 09/25/34	226	234	Series 2005-AR5 Class A2
Merrill Lynch Mortgage Investors Trust			0.418% due 07/19/35 (Ê)	136	130
Series 2005-A10 Class A			Structured Asset Securities Corp.
0.378% due 02/25/36 (Ê)	152	139	Series 2003-34A Class 5A4
Merrill Lynch Mortgage Trust			2.457% due 11/25/33 (Ê)	1,074	1,077
Series 2005-CIP1 Class AM			Wachovia Bank Commercial Mortgage
5.107% due 07/12/38	1,575	1,598	Trust
ML-CFC Commercial Mortgage Trust			Series 2007-C33 Class A4
Series 2007-5 Class A4			5.943% due 02/15/51	339	363
5.378% due 08/12/48	477	507	WaMu Mortgage Pass-Through
Series 2007-7 Class A4			Certificates Series Trust
5.747% due 06/12/50	640	692	Series 2003-AR9 Class 1A7
Series 2007-8 Class ASB			2.405% due 09/25/33 (Ê)	45	47
5.819% due 08/12/49	395	398	Series 2003-AR10 Class A7
Morgan Stanley Bank of America Merrill			2.419% due 10/25/33 (Ê)	395	403
Lynch Trust			Series 2005-AR13 Class A1A1
3.787% due 02/15/47	165	180	0.458% due 10/25/45 (Ê)	1,498	1,373
Series 2014-C19 Class A2			Washington Mutual Mortgage Pass-
3.101% due 12/15/47	775	813	Through Certificates Trust
Morgan Stanley Capital I Trust			Series 2007-OA2 Class 2A
3.350% due 07/13/29	456	485	0.814% due 01/25/47 (Ê)	235	167
2.111% due 03/15/45	1,400	1,425	Wells Fargo Mortgage Backed Securities
			2.614% due 06/25/35	11	11
Series 2007-HQ12 Class A2			Wells Fargo Mortgage Backed Securities
5.607% due 04/12/49	73	73	Trust
Morgan Stanley Mortgage Loan Trust			2.612% due 10/25/33	1,092	1,096
Series 2004-6AR Class 1A			Series 2003-17 Class 2A10
0.618% due 07/25/34 (Ê)	1,292	1,264	5.500% due 01/25/34	458	472
Mortgage Pass-Through Certificates			Series 2004-CC Class A1
Series 2001-CIB2 Class D			2.615% due 01/25/35 (Ê)	130	132
6.802% due 04/15/35	238	239	Series 2005-AR10 Class 2A2
MortgageIT Trust			2.614% due 06/25/35 (Ê)	241	245
Series 2005-2 Class 2A
1.820% due 05/25/35 (Ê)	699	687	Series 2006-2 Class 2A3
			5.500% due 03/25/36	182	175
Motel 6 Trust			Series 2006-AR2 Class 2A1
Series 2012-MTL6 Class A2			2.613% due 03/25/36	219	219
1.948% due 10/05/25 (Þ)	540	541
			Series 2006-AR8 Class 1A3
Series 2012-MTL6 Class XA1			2.606% due 04/25/36 (Ê)	921	916
Interest Only STRIP
Zero coupon due 10/05/25 (Þ)	6,760	—	WFRBS Commercial Mortgage Trust
			Series 2012-C7 Class A2
NCUA Guaranteed Notes			3.431% due 06/15/45	1,630	1,742
Series 2010-R1 Class 2A
1.840% due 10/07/20	1,581	1,591	Series 2014-C19 Class A3
Prime Mortgage Trust			3.660% due 03/15/47	480	514
Series 2004-CL1 Class 1A2			Series 2014-C21 Class XA
0.568% due 02/25/34 (Ê)	28	27	Interest Only STRIP
Provident Funding Mortgage Loan Trust			1.360% due 08/15/47	7,968	639
Series 2005-2 Class 1A1A					481,714
2.411% due 10/25/35 (Ê)	302	295	Municipal Bonds - 0.9%
RALI Trust			Brazos Higher Education Authority
Series 2005-QA10 Class A41			Revenue Bonds
3.407% due 09/25/35 (Ê)	406	328	0.584% due 12/26/24 (Ê)	338	332
			City of Houston Texas General
Series 2005-QO3 Class A1			Obligation Limited
0.568% due 10/25/45 (Ê)	473	372	6.290% due 03/01/32	765	997
RBSCF Trust			City of New York New York General
Series 2010-RR4 Class CMLA			Obligation Unlimited
6.046% due 12/16/49 (Þ)	298	312	6.646% due 12/01/31	400	487
RBSSP Resecuritization Trust			La Paz County Industrial Development
Series 2010-3 Class 9A1			Authority Revenue Bonds
5.500% due 02/26/35 (Þ)	1,367	1,418	7.000% due 03/01/34	635	634
Structured Adjustable Rate Mortgage			Metropolitan Transportation Authority
Trust			Revenue Bonds
2.360% due 06/25/34	444	438	6.814% due 11/15/40	355	507

See accompanying notes which are an integral part of this quarterly report.

202 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Municipal Electric Authority of Georgia			3.500% due 12/15/42	564	608
Revenue Bonds					15,555
6.637% due 04/01/57	990	1,404	United States Government Treasuries - 21.5%
7.055% due 04/01/57	1,410	1,771	United States Treasury Inflation Indexed
New Jersey Transportation Trust Fund			Bonds
Authority Revenue Bonds			0.125% due 04/15/16	3,226	3,239
5.754% due 12/15/28	500	595	0.125% due 04/15/17	1,425	1,443
New York City Water & Sewer System
Revenue Bonds			0.125% due 07/15/24	2,895	2,934
6.491% due 06/15/42	1,700	2,006	0.250% due 01/15/25	444	453
New York State Dormitory Authority			1.375% due 02/15/44	3,947	4,853
Revenue Bonds			United States Treasury Notes
5.628% due 03/15/39	450	582	2.125% due 02/29/16	1,000	1,020
San Diego Tobacco Settlement Revenue			0.375% due 03/15/16	1,280	1,282
Funding Corp. Revenue Bonds			0.375% due 03/31/16	2,500	2,503
7.125% due 06/01/32	230	231	3.250% due 05/31/16	1,565	1,626
South Carolina Student Loan Corp.			1.500% due 06/30/16	6,300	6,405
Revenue Bonds			0.500% due 07/31/16	11,845	11,876
0.356% due 12/01/20 (Ê)	351	349
State of California General Obligation			1.500% due 07/31/16	1,300	1,323
Unlimited			4.875% due 08/15/16	2,155	2,305
6.650% due 03/01/22	425	535	0.500% due 08/31/16	15,690	15,726
7.300% due 10/01/39	508	776	1.000% due 08/31/16	4,000	4,040
State of Illinois General Obligation			0.875% due 09/15/16	1,615	1,628
Unlimited			0.500% due 09/30/16	1,100	1,102
4.350% due 06/01/18	1,470	1,534	0.625% due 10/15/16	4,100	4,115
5.877% due 03/01/19	335	375	0.375% due 10/31/16	2,630	2,629
4.950% due 06/01/23	500	534	1.000% due 10/31/16	570	576
5.100% due 06/01/33	895	929	0.625% due 11/15/16	1,250	1,255
		14,578	0.625% due 12/31/16	14,087	14,134
United States Government Agencies - 1.0%			3.250% due 12/31/16	1,000	1,053
Fannie Mae			0.500% due 01/31/17	28,153	28,168
1.000% due 09/27/17	250	251	1.000% due 03/31/17	1,500	1,515
1.750% due 06/20/19	220	226	0.875% due 07/15/17	1,215	1,223
2.625% due 09/06/24	1,389	1,464	0.500% due 07/31/17	500	498
7.125% due 01/15/30	240	384	1.875% due 09/30/17	430	443
7.250% due 05/15/30	230	374	1.000% due 12/15/17	448	451
6.625% due 11/15/30	415	646	0.875% due 01/15/18	15,044	15,091
Federal Farm Credit Banks			0.875% due 01/31/18	450	451
5.125% due 08/25/16	310	332	0.750% due 02/28/18	1,690	1,687
Federal Home Loan Banks			0.750% due 03/31/18	1,750	1,745
0.625% due 11/23/16	360	361	2.625% due 04/30/18	1,200	1,268
2.875% due 09/11/20	875	940	1.375% due 06/30/18	2,000	2,032
Federal Home Loan Mortgage Corp.			1.500% due 08/31/18	1,475	1,504
2.000% due 08/25/16	2,815	2,887	1.375% due 09/30/18	4,845	4,918
0.875% due 10/14/16	1,000	1,006	2.750% due 02/15/19	500	534
0.500% due 01/27/17	105	105	1.625% due 03/31/19	1,005	1,028
1.000% due 09/29/17	250	252	3.125% due 05/15/19	300	325
1.250% due 10/02/19	1,000	999	0.875% due 07/31/19	685	677
2.375% due 01/13/22	460	479	3.625% due 08/15/19	620	688
Federal National Mortgage Association			1.000% due 08/31/19	3,000	2,980
0.500% due 03/30/16	30	30	1.500% due 11/30/19	12,866	13,060
2.000% due 09/26/17	350	357	1.625% due 12/31/19	18,875	19,273
1.625% due 11/27/18	200	204	1.250% due 01/31/20	575	577
1.875% due 02/19/19	345	355	1.875% due 06/30/20	500	516
1.625% due 01/21/20	490	497	2.000% due 09/30/20	3,205	3,321
1.600% due 12/24/20	1,205	1,204	1.750% due 10/31/20	1,000	1,022
6.000% due 04/18/36	95	101	2.125% due 01/31/21	5,840	6,087
Freddie Mac			2.000% due 02/28/21	500	517
6.250% due 07/15/32	624	964	3.125% due 05/15/21	100	110
Tennessee Valley Authority
6.150% due 01/15/38	345	529	8.125% due 05/15/21	300	422

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 203

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
2.125% due 06/30/21	750		781	4.750% due 08/01/15	500	510
2.125% due 08/15/21	7,875		8,203	1.500% due 10/09/15	1,050	1,054
2.125% due 12/31/21	3,213		3,350	Barclays Bank PLC
2.000% due 02/15/22	900		931
1.625% due 08/15/22	250		252	2.750% due 02/23/15	600	601
1.750% due 05/15/23	3,350		3,389	BBVA US Senior SAU
6.250% due 08/15/23	100		138	4.664% due 10/09/15	1,425	1,461
2.250% due 11/15/24	48,609		51,100	Caisse Centrale Desjardins
6.500% due 11/15/26	2,000		2,993	0.536% due 10/29/15 (Ê)(Þ)	1,930	1,932
6.625% due 02/15/27	725		1,101	Cancara Asset Securitisation LLC
Zero coupon due 11/15/27	2,215		1,691	Zero Coupon due 03/31/15 (ç)(~)	250	250
5.500% due 08/15/28	1,400		1,994	CCG Receivables Trust
5.250% due 02/15/29	2,300		3,227	Series 2014-1 Class A1
5.375% due 02/15/31	3,010		4,399	0.270% due 05/14/15 (Þ)	19	19
4.500% due 02/15/36	3,627		5,176	Citigroup, Inc.
4.375% due 02/15/38	1,700		2,389	2.650% due 03/02/15	600	601
3.125% due 02/15/42	3,100		3,668	Collateralized Commercial Paper Co.
2.750% due 08/15/42	4,115		4,536	LLC
2.750% due 11/15/42	4,910		5,411	Zero coupon due 03/09/15 (ç)(~)	600	600
2.875% due 05/15/43	695		785	Credit Suisse
3.750% due 11/15/43	2,030		2,683	0.467% due 04/10/15 (~)	750	750
3.125% due 08/15/44	11,367		13,489	0.553% due 08/24/15 (Ê)(~)	2,065	2,066
3.000% due 11/15/44	15,695		18,211	CVS Health Corp.
			339,548	3.250% due 05/18/15	630	635
Total Long-Term Investments				Exelon Corp.
(cost $1,341,988)			1,383,544	4.900% due 06/15/15	350	355
				Fannie Mae
Preferred Stocks - 0.1%				5.500% due 05/01/15	8	8
Technology - 0.1%				6.500% due 06/01/15	—	—
Verizon Communications, Inc.	82,000		2,182	Fannie Mae Discount Notes
				0.080% due 02/20/15 (~)	2,055	2,055
Total Preferred Stocks				Federal Home Loan Bank Discount
(cost $2,062)			2,182	Notes
				Zero coupon due 02/06/15 (~)	1,725	1,725
				Zero coupon due 02/09/15 (~)	10,585	10,585
Options Purchased - 0.0%				Zero coupon due 02/25/15 (~)	9,535	9,534
(Number of Contracts)				Federal Home Loan Banks
Swaptions				2.500% due 05/26/15	1,690	1,693
(Fund Receives/Fund Pays)				First Investors Auto Owner Trust
USD 0.450%/USD Three Month LIBOR				Series 2014-3A Class A1
Mar 2018 0.00 Put (2)	4,370	(ÿ)	107	0.350% due 11/16/15 (Þ)	1,086	1,086
USD 0.450%/USD Three Month LIBOR
Apr 2018 0.00 Put (1)	2,810	(ÿ)	70	Historic TW, Inc.
USD 5.000%/USD Three Month LIBOR				8.050% due 01/15/16	565	602
Jan 2019 0.00 Put (1)	1,630	(ÿ)	41	HSBC USA, Inc.
Total Options Purchased				2.375% due 02/13/15	860	861
(cost $600)			218	Kaupthing Bank Hf
				7.625% due 02/28/15 (Ø)(Þ)	1,210	248
Short-Term Investments - 23.3%				Kellogg Co.
Alpine Securitization Corp.				0.463% due 02/13/15 (Ê)	1,225	1,225
Zero coupon due 03/17/15 (ç)(~)	250		250	1.125% due 05/15/15	800	801
Anheuser-Busch InBev Worldwide, Inc.				Manhattan Asset Funding Co. LLC
3.625% due 04/15/15	570		574	Zero coupon due 02/19/15 (ç)(~)	900	900
0.800% due 07/15/15	610		611	Mizuho Funding LLC
ARI Fleet Lease Trust				Zero coupon due 04/17/15 (~)	800	800
0.250% due 04/15/15 (Þ)	63		63	MMAF Equipment Finance LLC
				Series 2014-AA Class A1
Bank of America Corp.				0.200% due 07/02/15 (Þ)	1,360	1,360

See accompanying notes which are an integral part of this quarterly report.
204 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
National Bank of Canada				Other Assets and Liabilities,
0.369% due 09/11/15 (~)	1,795		1,796	Net - (11.2%)	(177,108)
National Rural Utilities Cooperative
Finance Corp.				Net Assets - 100.0%	1,575,408
Zero Coupon due 02/03/15 (~)	3,150		3,150
Novartis Capital Corp.
0.132% due 04/24/15	265		267
PACCAR Financial Corp.
0.381% due 05/05/15 (Ê)	1,200		1,200
Private Export Funding Corp.
Zero coupon due 05/12/15 (~)	1,100		1,099
Province of Ontario Canada
0.950% due 05/26/15	1,975		1,979
Reckitt Benckiser Treasury Services PLC
Zero coupon due 04/02/15 (~)	2,180		2,179
Regency Markets No. 1 LLC
1.000% due 02/20/15 (ç)(~)	500		500
Royal Bank of Canada
1.920% due 07/30/15	735		740
0.800% due 10/30/15	560		562
Russell U.S. Cash Management Fund	265,321,765	(8)	265,322
Southern Copper Corp.
6.375% due 07/27/15	435		445
Standard Chartered PLC
3.850% due 04/27/15 (Þ)	2,005		2,020
Sumitomo Mitsui Banking Corp.
Zero coupon due 04/06/15 (~)	1,750		1,749
Susquehanna Auto Receivables Trust
Series 2014-1A Class A1
0.240% due 08/17/15 (Þ)	652		652
Time Warner Cable, Inc.
3.500% due 02/01/15 (ç)	975		975
United States Treasury Bills
0.005% due 03/19/15 (~)	21		21
United States Treasury Inflation Indexed
Bonds
0.500% due 04/15/15	1,504		1,488
United States Treasury Notes
0.250% due 08/15/15	20,000		20,016
0.375% due 01/15/16	9,985		10,005
Vodafone Group PLC
Zero coupon due 04/10/15 (~)	2,065		2,063
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	1,085		1,094
Wells Fargo & Co.
0.456% due 10/28/15 (Ê)	990		991
Yum! Brands, Inc.
4.250% due 09/15/15	435		444
Total Short-Term Investments
(cost $367,269)			366,572

Total Investments 111.2%
(identified cost $1,711,919)			1,752,516

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 205

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets			Acquisition		Amount ($)		Unit	(000)	(000)
Securities			Date		or shares		$	$	$
0.2%
American Money Management Corp.			06/12/14			750,000	99.79	748	744
Dryden 37 Senior Loan Fund			01/29/15			810,000	100.00	810	810
Flatiron CLO, Ltd.			06/05/14			730,000	99.90	729	723
Limerock CLO II, Ltd.			01/28/15			810,000	99.65	807	806
Petroleos Mexicanos			01/15/15			820,000	99.27	814	838
									3,921
For a description of restricted securities see note 8 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
									Appreciation
			Number of			Notional	Expiration	(Depreciation)
			Contracts			Amount	Date		$
Long Positions
Eurodollar Futures				15	USD	3,699	12/16		30
United States 2 Year Treasury Note Futures				158	USD	34,723	03/15		113
United States 5 Year Treasury Note Futures				677	USD	82,150	03/15		1,445
United States 10 Year Treasury Note Futures				314	USD	41,095	03/15		1,320
United States Treasury Long Bond Futures				188	USD	28,441	03/15		1,591
United States Treasury Ultra Long-Term Bond Futures				13	USD	2,326	03/15		271
Short Positions
Eurodollar Futures				15	USD	3,683	12/17		(42)
United States 2 Year Treasury Note Futures				367	USD	80,654	03/15		(312)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									4,416

Options Written
Amounts in thousands (except contract amounts)
		Number of		Strike		Notional	Expiration		Fair Value
	Call/Put	Contracts		Price		Amount	Date		$
Inflationary Floor Options	Call	1		0.00	USD	1,930	11/23/20		(1)
Swaptions
(Fund Receives/Fund Pays)
USD 5.000%/USD Three Month LIBOR	Put	1		0.00		6,145	01/14/19		(62)
Total Liability for Options Written (premiums received $181)									(63)

Transactions in options written contracts for the period ended January 31, 2015 were as follows:
				Number of		Premiums
				Contracts		Received
Outstanding October 31, 2014					2	$181
Opened					—	—
Closed					—	—
Expired					—	—
Outstanding January 31, 2015					2	$181

See accompanying notes which are an integral part of this quarterly report.

206 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Australia and New Zealand Banking Group	AUD	2,576	CAD	2,502	02/18/15	(35)
Australia and New Zealand Banking Group	CHF	1,906	USD	2,136	02/18/15	58
Australia and New Zealand Banking Group	GBP	1,848	USD	2,786	02/18/15	4
Bank of America	USD	645	CAD	807	02/27/15	(10)
Bank of America	USD	1,773	CAD	2,219	02/27/15	(28)
Bank of America	USD	725	CHF	666	03/10/15	1
Bank of America	USD	932	CHF	856	03/10/15	2
Bank of America	USD	4,259	CHF	3,910	03/10/15	8
Bank of America	USD	3,567	JPY	418,613	02/18/15	(1)
Bank of America	USD	609	JPY	71,722	02/27/15	2
Bank of America	GBP	1,315	USD	1,995	02/27/15	15
Barclays	USD	1,664	AUD	2,029	02/18/15	(86)
Barclays	USD	4,164	CHF	3,782	02/18/15	(42)
Barclays	AUD	837	USD	680	02/18/15	29
Barclays	AUD	4,604	USD	3,746	02/18/15	166
Barclays	CHF	1,875	USD	2,136	02/18/15	93
Barclays	NOK	16,608	SEK	17,786	02/18/15	1
Citigroup	USD	615	AUD	753	02/18/15	(29)
Citigroup	USD	874	JPY	103,806	02/18/15	10
Citigroup	USD	1,445	JPY	169,396	02/18/15	(2)
Citigroup	EUR	4,550	USD	5,149	02/18/15	7
Commonwealth Bank of Australia	USD	8,097	CHF	7,509	02/05/15	82
Commonwealth Bank of Australia	USD	10,411	CHF	9,654	02/05/15	105
Commonwealth Bank of Australia	USD	7,066	EUR	6,242	02/05/15	(12)
Commonwealth Bank of Australia	USD	9,356	EUR	7,698	02/05/15	(657)
Commonwealth Bank of Australia	USD	9,087	EUR	8,025	03/10/15	(16)
Commonwealth Bank of Australia	USD	4,116	SEK	34,002	02/05/15	(7)
Commonwealth Bank of Australia	CHF	7,199	USD	7,274	02/05/15	(566)
Commonwealth Bank of Australia	CHF	9,255	USD	9,353	02/05/15	(729)
Commonwealth Bank of Australia	CHF	7,509	USD	8,109	03/10/15	(84)
Commonwealth Bank of Australia	CHF	9,654	USD	10,426	03/10/15	(108)
Commonwealth Bank of Australia	EUR	5,987	USD	7,277	02/05/15	511
Commonwealth Bank of Australia	EUR	8,025	USD	9,084	02/05/15	16
Commonwealth Bank of Australia	EUR	6,242	USD	7,068	03/10/15	12
Commonwealth Bank of Australia	SEK	31,636	USD	4,099	02/05/15	275
Commonwealth Bank of Australia	SEK	34,002	USD	4,118	03/10/15	7
Credit Suisse	USD	1,521	GBP	1,008	02/18/15	(2)
Deutsche Bank	USD	5,693	EUR	5,093	02/18/15	62
Deutsche Bank	CAD	5,295	AUD	5,426	02/18/15	54
Deutsche Bank	EUR	3,789	JPY	505,065	02/18/15	20
Deutsche Bank	NOK	33,160	SEK	35,383	02/18/15	(13)
Goldman Sachs	USD	2,450	GBP	1,624	02/18/15	(4)
Goldman Sachs	USD	1,486	JPY	174,481	02/18/15	—
Goldman Sachs	USD	3,361	JPY	399,154	02/18/15	39
Goldman Sachs	AUD	10,817	CAD	10,515	02/18/15	(140)
Goldman Sachs	AUD	1,048	USD	850	02/18/15	35
Goldman Sachs	EUR	1,163	USD	1,316	02/18/15	2
Goldman Sachs	JPY	250,180	USD	2,136	02/18/15	5
JPMorgan Chase	USD	3,529	AUD	4,322	02/18/15	(168)
JPMorgan Chase	USD	4,430	CAD	5,351	02/18/15	(219)
JPMorgan Chase	USD	2,414	GBP	1,599	02/18/15	(6)
JPMorgan Chase	JPY	760,199	USD	6,407	02/18/15	(68)
Royal Bank of Canada	USD	4,156	CAD	4,815	02/05/15	(367)
Royal Bank of Canada	USD	3,956	CAD	5,049	03/10/15	16
Royal Bank of Canada	USD	4,231	GBP	2,714	02/05/15	(143)
Royal Bank of Canada	USD	4,148	NOK	32,356	02/05/15	40
Royal Bank of Canada	USD	6,889	NOK	51,007	02/05/15	(287)
Royal Bank of Canada	USD	9,333	NOK	72,801	02/05/15	89
Royal Bank of Canada	USD	7,252	NOK	56,623	03/10/15	69
Royal Bank of Canada	CAD	5,049	USD	3,957	02/05/15	(16)
Royal Bank of Canada	EUR	5,760	USD	6,511	02/18/15	1
Royal Bank of Canada	GBP	2,384	USD	3,598	02/18/15	7

		See accompanying notes which are an integral part of this quarterly report.

					Russell Investment Grade Bond Fund 207

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	JPY	523,826	USD	4,370	02/05/15	(91)
Royal Bank of Canada	NOK	29,147	USD	3,936	02/05/15	164
Royal Bank of Canada	NOK	56,623	USD	7,259	02/05/15	(69)
Royal Bank of Canada	NOK	65,580	USD	8,857	02/05/15	369
Royal Bank of Canada	NOK	32,356	USD	4,144	03/10/15	(40)
Royal Bank of Canada	NOK	72,801	USD	9,325	03/10/15	(89)
Royal Bank of Canada	NZD	5,392	USD	4,200	02/18/15	283
Skandinaviska Enskilda Bank	EUR	5,435	AUD	7,782	02/18/15	(90)
Standard Chartered	USD	7,181	AUD	8,785	02/05/15	(342)
Standard Chartered	USD	9,296	AUD	11,997	02/05/15	43
Standard Chartered	USD	7,214	AUD	9,331	03/10/15	34
Standard Chartered	USD	4,460	JPY	523,826	02/05/15	1
Standard Chartered	USD	7,804	JPY	916,696	02/05/15	2
Standard Chartered	USD	9,484	JPY	1,133,743	02/05/15	171
Standard Chartered	USD	10,037	JPY	1,178,609	03/10/15	3
Standard Chartered	USD	7,417	NZD	9,510	02/05/15	(499)
Standard Chartered	USD	7,031	NZD	9,760	03/10/15	45
Standard Chartered	AUD	9,331	USD	7,230	02/05/15	(34)
Standard Chartered	AUD	11,295	USD	9,232	02/05/15	441
Standard Chartered	AUD	11,997	USD	9,275	03/10/15	(44)
Standard Chartered	CAD	4,252	USD	3,416	02/27/15	71
Standard Chartered	JPY	881,800	USD	7,376	02/05/15	(133)
Standard Chartered	JPY	1,178,609	USD	10,034	02/05/15	(3)
Standard Chartered	JPY	523,826	USD	4,461	03/10/15	(1)
Standard Chartered	JPY	916,696	USD	7,807	03/10/15	(3)
Standard Chartered	NZD	9,760	USD	7,053	02/05/15	(46)
State Street	USD	446	AUD	546	02/05/15	(21)
State Street	USD	130	AUD	167	03/10/15	—
State Street	USD	202	CAD	234	02/05/15	(18)
State Street	USD	258	CAD	327	03/10/15	(1)
State Street	USD	396	EUR	327	02/05/15	(26)
State Street	USD	617	EUR	547	03/10/15	1
State Street	USD	130	GBP	83	02/05/15	(4)
State Street	USD	374	JPY	44,866	02/05/15	8
State Street	USD	128	JPY	15,084	03/10/15	—
State Street	USD	225	JPY	26,398	03/10/15	—
State Street	USD	748	NOK	5,616	02/05/15	(22)
State Street	USD	276	NOK	2,138	03/10/15	1
State Street	USD	194	NZD	249	02/05/15	(13)
State Street	USD	273	NZD	378	03/10/15	1
State Street	AUD	702	USD	573	02/05/15	27
State Street	AUD	3,481	USD	2,827	02/18/15	120
State Street	AUD	215	USD	167	03/10/15	—
State Street	CHF	310	USD	312	02/05/15	(26)
State Street	CHF	399	USD	402	02/05/15	(32)
State Street	EUR	254	USD	308	02/05/15	20
State Street	EUR	425	USD	480	03/10/15	(1)
State Street	GBP	2,798	USD	4,202	02/05/15	(12)
State Street	JPY	34,896	USD	291	02/05/15	(6)
State Street	JPY	33,940	USD	289	03/10/15	—
State Street	NOK	3,209	USD	428	02/05/15	12
State Street	NOK	7,221	USD	962	02/05/15	28
State Street	NOK	1,222	USD	157	03/10/15	(1)
State Street	NOK	2,749	USD	354	03/10/15	(1)
State Street	SEK	2,366	USD	302	02/05/15	16
State Street	SEK	1,584	USD	192	03/10/15	—
UBS	USD	2,594	AUD	3,163	02/18/15	(133)
UBS	USD	64	EUR	54	02/18/15	(3)
UBS	USD	4,272	JPY	506,472	02/18/15	41
UBS	AUD	111	USD	86	02/18/15	—
UBS	EUR	3,521	NZD	5,305	02/18/15	(126)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,030)

See accompanying notes which are an integral part of this quarterly report.

208 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Index Swap Contracts (*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	19,736	03/02/15	413
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	15,014	11/30/15	314
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	13,012	11/30/15	273
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	10,000	12/31/15	209
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	10,000	12/31/15	209
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					1,418

(*)      Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash fÿÿÿÿlows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from 0.08% to 0.13%.

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$
Barclays	USD	3,420	3.145%	Three Month LIBOR			03/15/26	344
Barclays	USD	695	Three Month LIBOR	2.417%			11/15/27	(88)
Barclays	USD	695	Three Month LIBOR	2.481%			11/15/27	(96)
Barclays	USD	1,530	Three Month LIBOR	3.490%			03/15/46	(423)
Citigroup	USD	1,390	Three Month LIBOR	2.714%			08/15/42	(165)
Citigroup	USD	1,060	Three Month LIBOR	3.676%			11/15/43	(358)
Goldman Sachs	USD	3,820	2.804%	Three Month LIBOR			04/09/26	260
Goldman Sachs	USD	1,720	Three Month LIBOR	3.125%			04/09/46	(330)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)								(856)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity			Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index		Goldman Sachs		USD	1,000	1.000%	12/20/19	14
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($17)								14

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary			Level 1	Level 2	Level 3			Total
Long-Term Investments
Asset-Backed Securities			$—	$141,417		$—		$141,417
Corporate Bonds and Notes			—	307,568		3,382		310,950
International Debt			—	75,614		4,168		79,782
Mortgage-Backed Securities			—	479,414		2,300		481,714
Municipal Bonds			—	14,578		—		14,578
United States Government Agencies			—	15,555		—		15,555
United States Government Treasuries			—	339,548		—		339,548

				See accompanying notes which are an integral part of this quarterly report.
						Russell Investment Grade Bond Fund 209

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Preferred Stocks		2,182	—			—		2,182
Options Purchased		—	218			—		218
Short-Term Investments		—	366,572			—		366,572
Total Investments		2,182	1,740,484			9,850		1,752,516

Other Financial Instruments
Futures Contracts		4,416	—			—		4,416
Options Written		—	(62)			(1)		(63)
Foreign Currency Exchange Contracts		(12)	(2,018)			—		(2,030)
Index Swap Contracts		—	1,418			—		1,418
Interest Rate Swap Contracts		—	(856)			—		(856)
Credit Default Swap Contracts		—	14			—		14
Total Other Financial Instruments*		$4,404	$(1,504)			$(1)		$2,899

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended January 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

210 Russell Investment Grade Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 89.1%			Series 2012-A5 Class A5
Asset-Backed Securities - 9.4%			0.590% due 08/15/17	1,245	1,246
Access Group, Inc.			Series 2013-A2 Class A2
Series 2005-A Class A2			0.267% due 02/15/17 (Ê)	2,815	2,815
0.476% due 04/27/26 (Ê)	267	266	Chesapeake Funding LLC
Ally Auto Receivables Trust			Series 2012-1A Class A
Series 2014-2 Class A2			0.918% due 11/07/23 (Ê)(Þ)	552	553
0.680% due 07/17/17	2,570	2,570	CIT Marine Trust
Ally Master Owner Trust			Series 1999-A Class A4
Series 2010-2 Class A			6.250% due 11/15/19	5	5
4.250% due 04/15/17 (Þ)	3,000	3,022	Countrywide Asset-Backed Certificates
Series 2012-1 Class A2			Series 2007-4 Class A2
1.440% due 02/15/17	445	445	5.530% due 04/25/47	231	228
Series 2012-3 Class A2			CPS Auto Receivables Trust
1.210% due 06/15/17	4,100	4,109	Series 2014-D Class A
Series 2013-1 Class A2			1.490% due 04/15/19 (Þ)	2,859	2,861
1.000% due 02/15/18	615	617	CWABS Asset-Backed Certificates Trust
AmeriCredit Automobile Receivables			Series 2005-1 Class AF4
Trust			5.147% due 02/25/33	80	81
Series 2012-3 Class B			Series 2005-4 Class AF3
1.590% due 07/10/17	900	904	4.456% due 10/25/35	8	7
Series 2012-4 Class A3			Education Loan Asset-Backed Trust I
0.670% due 06/08/17	4,402	4,402	Series 2013-1 Class B1
Series 2013-2 Class B			1.168% due 11/25/33 (Ê)(Þ)	2,911	2,715
1.190% due 05/08/18	825	827	Enterprise Fleet Financing LLC
Series 2015-1 Class A2A			Series 2012-2 Class A2
0.770% due 04/09/18	1,305	1,305	0.720% due 04/20/18 (Þ)	1,690	1,690
ARI Fleet Lease Trust			Equity One Mortgage Pass-Through Trust
Series 2013-A Class A3			Series 2003-4 Class M1
0.920% due 07/15/21 (Þ)	1,860	1,865	5.224% due 10/25/34	300	294
Bank of The West Auto Trust			Exeter Automobile Receivables Trust
Series 2014-1 Class A3			Series 2013-1A Class A
1.090% due 03/15/19 (Þ)	2,175	2,181	1.290% due 10/16/17 (Þ)	262	262
Capital Auto Receivables Asset Trust			Series 2014-1A Class A
Series 2013-1 Class B			1.290% due 05/15/18 (Þ)	1,598	1,598
1.290% due 04/20/18	1,665	1,663	Series 2014-3A Class A
Capital One Multi-Asset Execution Trust			1.320% due 01/15/19 (Þ)	4,209	4,203
Series 2005-B1 Class B1			Federal Home Loan Mortgage Corp.
4.900% due 12/15/17	2,075	2,079	Structured Pass Through Securities
			Series 2000-30 Class A5
CarFinance Series 2013-2A Capital Auto Class Trust A			7.527% due 12/25/30	2,140	2,291
1.750% due 11/15/17 (Þ)	1,100	1,103	Hertz Fleet Lease Funding, LP
Series 2014-1A Class A			Series 2013-3 Class C
1.460% due 12/17/18 (Þ)	953	952	1.616% due 12/10/27 (Ê)(Þ)	2,240	2,249
			Series 2014-1 Class C
CCG Series Receivables 2013-1 Trust Class A2			1.316% due 04/10/28 (Ê)(Þ)	1,475	1,476
1.050% due 08/14/20 (Þ)	571	572	Hertz Vehicle Financing LLC
Series 2014-1 Class A2			Series 2009-2A Class A2
1.060% due 11/15/21 (Þ)	1,240	1,241	5.290% due 03/25/16 (Þ)	845	848
			Series 2011-1A Class A1
CFC Series LLC 2013-1A Class A			2.200% due 03/25/16 (Þ)	694	695
1.650% due 07/17/17 (Þ)	218	218	Honda Auto Receivables Owner Trust
			Series 2014-4 Class A3
Chase Series Education 2007-A Loan Class Trust B			0.990% due 09/17/18	2,950	2,956
0.475% due 06/28/40 (Ê)	2,914	2,674	Huntington Auto Trust
			Series 2012-2 Class A3
Chase Issuance Trust			0.510% due 04/17/17	1,620	1,620

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hyundai Auto Receivables Trust			Series 2012-C Class A1
Series 2013-B Class A3			1.267% due 08/15/23 (Ê)(Þ)	2,046	2,056
0.710% due 09/15/17	2,590	2,593	SLM Student Loan Trust
Series 2015-A Class A2			Series 2008-7 Class A2
0.680% due 10/16/17	1,200	1,200	0.756% due 10/25/17 (Ê)	519	519
IndyMac Home Equity Loan Trust			Series 2014-A Class A1
Series 2004-2 Class A			0.767% due 07/15/22 (Ê)(Þ)	1,361	1,362
0.290% due 09/28/36 (Ê)	912	895	SMART Trust
JCP&L Transition Funding LLC			Series 2011-2USA Class A4A
Series 2002-A Class A4			2.310% due 04/14/17 (Þ)	1,275	1,279
6.160% due 06/05/19	124	132	Series 2012-1USA Class A4A
M&T Bank Auto Receivables Trust			2.010% due 12/14/17 (Þ)	4,060	4,054
Series 2013-1A Class A2			SoFi Professional Loan Program LLC
0.660% due 02/16/16 (Þ)	49	49	Series 2014-B Class A2
MSCC Heloc Trust			2.550% due 08/27/29 (Þ)	2,063	2,081
Series 2007-1 Class A			South Carolina Student Loan Corp.
0.268% due 12/25/31 (Ê)	923	873	Series 2008-1 Class A2
Navient Private Education Loan Trust			0.784% due 03/01/18 (Ê)	20	20
Series 2014-AA Class A2A			Series 2008-1 Class A3
2.740% due 02/15/29 (Å)	400	405	0.984% due 03/02/20 (Ê)	700	702
Nissan Auto Receivables Owner Trust			Tidewater Auto Receivables Trust
Series 2013-B Class A3			Series 2012-AA Class A3
0.840% due 11/15/17	2,540	2,544	1.990% due 04/15/19 (Þ)	497	499
Series 2014-A Class A3			Series 2014-AA Class A3
0.720% due 08/15/18	1,525	1,525	1.400% due 07/15/18 (Þ)	2,380	2,379
Nissan Master Owner Trust Receivables			Westlake Automobile Receivables Trust
Series 2012-A Class A			Series 2014-1A Class A2
0.637% due 05/15/17 (Ê)	1,235	1,236	0.700% due 05/15/17 (Þ)	3,325	3,324
Prestige Auto Receivables Trust			World Financial Network Credit Card
Series 2013-1A Class A2			Master Trust
1.090% due 02/15/18 (Þ)	352	353	Series 2014-C Class A
Series 2014-1A Class A3			1.540% due 08/16/21	1,940	1,951
1.520% due 04/15/20 (Þ)	1,300	1,304			110,039
Renaissance Home Equity Loan Trust			Corporate Bonds and Notes - 16.5%
Series 2005-4 Class A3			21st Century Fox America, Inc.
5.565% due 02/25/36	75	74	8.000% due 10/17/16	420	469
Series 2007-2 Class AF2			AbbVie, Inc.
5.675% due 06/25/37	348	180	1.750% due 11/06/17	1,878	1,893
Santander Drive Auto Receivables Trust			Advanced Micro Devices, Inc.
Series 2012-4 Class B			7.500% due 08/15/22	2,450	2,312
1.830% due 03/15/17	722	724	Aflac, Inc.
Series 2013-1 Class B			2.650% due 02/15/17	1,400	1,448
1.160% due 01/15/19	2,490	2,498	Air Lease Corp.
Series 2014-1 Class A3			2.125% due 01/15/18	1,095	1,091
0.870% due 01/16/18	2,385	2,388	Albemarle Corp.
Series 2014-4 Class B			Series 5YR
1.820% due 05/15/19	1,020	1,025	3.000% due 12/01/19	845	861
SLM Private Education Loan Trust			Ally Financial, Inc.
Series 2010-A Class 2A			5.500% due 02/15/17	2,595	2,718
3.417% due 05/16/44 (Ê)(Þ)	2,499	2,642	Amazon.com, Inc.
Series 2011-A Class A1			2.600% due 12/05/19	2,600	2,670
1.167% due 10/15/24 (Ê)(Þ)	1,286	1,291	American Express Credit Corp.
Series 2012-B Class A1			1.125% due 06/05/17	2,910	2,916
1.267% due 12/15/21 (Ê)(Þ)	138	139	American Honda Finance Corp.
Series 2012-B Class A2			1.500% due 09/11/17 (Þ)	1,400	1,413
3.480% due 10/15/30 (Þ)	1,950	2,035	American International Group, Inc.

See accompanying notes which are an integral part of this quarterly report.
212 Russell Short Duration Bond Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.850% due 01/16/18	1,850	2,087	1.875% due 09/15/16	325	329
Amgen, Inc.			Devon Energy Corp.
2.300% due 06/15/16	300	306	2.250% due 12/15/18	590	595
Anadarko Petroleum Corp.			DIRECTV Holdings LLC / DIRECTV
5.950% due 09/15/16	2,650	2,834	Financing Co., Inc.
Anheuser-Busch InBev Worldwide, Inc.			3.500% due 03/01/16	1,125	1,156
1.375% due 07/15/17	307	310	EnLink Midstream Partners, LP
5.375% due 01/15/20	955	1,105	2.700% due 04/01/19	2,045	2,049
Apache Corp.			ERAC USA Finance LLC
1.750% due 04/15/17	585	588	2.800% due 11/01/18 (Þ)	2,075	2,152
Apple, Inc.			Ford Motor Credit Co. LLC
1.050% due 05/05/17	2,175	2,192	3.984% due 06/15/16	500	518
2.850% due 05/06/21	640	672	4.250% due 02/03/17	2,460	2,591
AT&T, Inc.			3.000% due 06/12/17	700	721
1.700% due 06/01/17	2,135	2,154	Ford Motor Credit Co., LLC
5.500% due 02/01/18	3,262	3,625	8.000% due 12/15/16	1,000	1,120
Bank of America Corp.			Forest Laboratories, Inc.
6.500% due 08/01/16	1,800	1,938	4.875% due 02/15/21 (Þ)	3,030	3,308
			General Electric Capital Corp.
1.700% due 08/25/17	2,560	2,575	2.900% due 01/09/17	4,790	4,983
Bank of New York Mellon Corp. (The)			General Electric Co.
Series G
2.200% due 05/15/19	1,035	1,056	5.250% due 12/06/17	1,885	2,103
Bayer US Finance LLC			General Mills, Inc.
2.375% due 10/08/19 (Þ)	1,080	1,107	1.400% due 10/20/17	4,820	4,838
Bear Stearns Cos. LLC (The)			Goldman Sachs Group, Inc. (The)
5.550% due 01/22/17	2,920	3,144	3.625% due 02/07/16	4,190	4,301
			Hartford Financial Services Group, Inc.
Boston Scientific Corp.			(The)
6.000% due 01/15/20	590	679	5.500% due 10/15/16	2,635	2,820
Branch Banking & Trust Co.			4.000% due 10/15/17	1,705	1,823
Series BKNT
1.050% due 12/01/16	2,890	2,896	Hewlett-Packard Co.
Capital One Bank USA NA			3.300% due 12/09/16	3,050	3,166
1.300% due 06/05/17	1,350	1,345	3.750% due 12/01/20	1,975	2,094
Capital One Financial Corp.			Home Depot, Inc. (The)
2.450% due 04/24/19	1,880	1,905	2.250% due 09/10/18	1,600	1,658
CareFusion Corp.			Hospira, Inc.
6.375% due 08/01/19	1,060	1,247	5.200% due 08/12/20	1,295	1,422
Chevron Corp.			Innovation Ventures LLC / Innovation
			Ventures Finance Corp.
1.718% due 06/24/18	1,075	1,091	9.500% due 08/15/19 (Þ)	1,225	1,210
Cintas Corp. No. 2			Intel Corp.
2.850% due 06/01/16	1,465	1,502	1.350% due 12/15/17	685	690
Citigroup, Inc.			International Business Machines Corp.
4.450% due 01/10/17	2,260	2,393	5.700% due 09/14/17	980	1,098
1.850% due 11/24/17	2,290	2,307	International Lease Finance Corp.
Coca-Cola Enterprises, Inc.			2.191% due 06/15/16 (Ê)	4,370	4,352
2.000% due 08/19/16	1,610	1,638	3.875% due 04/15/18	800	809
ConocoPhillips Co.			IPALCO Enterprises, Inc.
1.050% due 12/15/17	565	563	5.000% due 05/01/18	300	319
Coventry Health Care, Inc.			Johnson & Johnson
5.950% due 03/15/17	775	852	1.125% due 11/21/17	755	759
Daimler Finance NA LLC			JPMorgan Chase & Co.
1.375% due 08/01/17 (Þ)	1,450	1,454	1.350% due 02/15/17	1,740	1,745
Dayton Power & Light Co. (The)

			See accompanying notes which are an integral part of this quarterly report.
				Russell Short Duration Bond Fund 213

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series GMTN			2.150% due 09/01/19	1,575	1,604
0.854% due 02/26/16 (Ê)	1,500	1,503	Thermo Fisher Scientific, Inc.
JPMorgan Chase Bank NA			1.300% due 02/01/17	1,600	1,601
0.571% due 06/13/16 (Ê)	1,400	1,386	Time Warner Cable, Inc.
Kellogg Co.			5.000% due 02/01/20	885	996
1.875% due 11/17/16	985	1,000	Toyota Motor Credit Corp.
Kinder Morgan Energy Partners, LP			0.800% due 05/17/16	2,165	2,173
3.500% due 03/01/21	760	768	1.250% due 10/05/17	885	889
Lehman Brothers Holdings Capital Trust
VII			United Technologies Corp.
5.857% due 11/29/49 (ƒ)(Ø)	270	—	1.800% due 06/01/17	1,015	1,036
Liberty Property, LP			Verizon Communications, Inc.
5.500% due 12/15/16	595	640	2.500% due 09/15/16	2,110	2,159
Medtronic, Inc.			1.991% due 09/14/18 (Ê)	100	104
2.500% due 03/15/20 (Þ)	2,945	3,029	2.625% due 02/21/20 (Þ)	4,845	4,901
Merck & Co., Inc.			Series FRN
0.592% due 05/18/18 (Ê)	2,110	2,113	1.771% due 09/15/16 (Ê)	4,500	4,581
MetLife, Inc.			Wachovia Corp.
6.750% due 06/01/16	3,300	3,554	5.750% due 06/15/17	1,810	2,000
1.756% due 12/15/17	1,130	1,143	Wells Fargo & Co.
Metropolitan Life Global Funding I			0.787% due 07/20/16 (Ê)	4,300	4,314
1.300% due 04/10/17 (Þ)	800	804	1.250% due 07/20/16	1,400	1,409
Morgan Stanley			Williams Partners, LP
2.650% due 01/27/20	790	802	4.125% due 11/15/20	1,262	1,322
New York Life Global Funding			ZFS Finance USA Trust II
0.335% due 09/06/16	1,800	1,800	6.450% due 12/15/65 (Þ)	2,005	2,095
1.125% due 03/01/17 (Þ)	1,270	1,275	ZFS Finance USA Trust V
1.450% due 12/15/17 (Þ)	1,630	1,644	6.500% due 05/09/37 (Þ)	2,145	2,268
Oracle Corp.					192,664
2.250% due 10/08/19	2,090	2,149	International Debt - 6.4%
PACCAR Financial Corp.			ABN AMRO Bank NV
1.150% due 08/16/16	2,145	2,164	1.056% due 10/28/16 (Ê)(Þ)	1,100	1,107
PepsiCo, Inc.			AP NMT Acquisition BV Term Loan B
5.000% due 06/01/18	1,420	1,585	6.750% due 08/13/21	499	494
			Arbor Realty Collateralized Loan
Pfizer, Inc.			Obligation, Ltd.
6.200% due 03/15/19	1,295	1,536	Series 2014-1A Class A
Pricoa Global Funding I			1.917% due 05/15/24 (Ê)(Þ)	1,915	1,912
1.350% due 08/18/17 (Þ)	3,600	3,607	Series 2014-1A Class B
Principal Life Global Funding II			4.667% due 05/15/24 (Ê)(Þ)	1,240	1,243
1.500% due 09/11/17 (Þ)	1,175	1,180	Australia & New Zealand Banking
Private Export Funding Corp.			Group, Ltd.
Series FF			1.250% due 06/13/17	1,320	1,324
1.375% due 02/15/17	2,110	2,140	Avago Technologies Cayman, Ltd. Term
Quebecor World Capital Corp.			Loan B
4.875% due 01/02/49 (Ø)	205	—	3.750% due 05/06/21	1,619	1,615
			Baidu Inc.
6.125% due 11/15/49 (Ø)	70	—	3.250% due 08/06/18	1,372	1,407
QVC, Inc.
			BP Capital Markets PLC
3.125% due 04/01/19	2,925	2,962	1.375% due 11/06/17	650	648
Samsung Electronics America, Inc.
			British Telecommunications PLC
1.750% due 04/10/17 (Þ)	895	903	5.950% due 01/15/18	545	612
SBA Tower Trust
Series 2014-1A Class C			Credit Suisse NY
2.898% due 10/15/19 (Þ)	1,415	1,440	Series GMTN
Southern Co. (The)			1.375% due 05/26/17	2,875	2,881
			Delta 2 (Lux) Sarl 2nd Lien Term Loan
See accompanying notes which are an integral part of this quarterly report.
214 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
0.078% due 07/15/22		250	242	1.250% due 11/09/17		1,610	1,612
Deutsche Bank AG				Tech Finance & Co. SCA Term Loan B
6.000% due 09/01/17		1,290	1,437	1.000% due 07/10/20		500	498
Deutsche Telekom International Finance				Teck Resources, Ltd.
BV				3.000% due 03/01/19		735	692
2.250% due 03/06/17 (Þ)		2,840	2,897	Telemovil Finance Co Ltd.
Ensco PLC				8.000% due 10/01/17 (Þ)		1,800	1,854
3.250% due 03/15/16		550	559	Tencent Holdings, Ltd.
Evergreen Skills Luxembourg S.A.R.L.				3.375% due 05/02/19 (Þ)		850	877
Initial Term Loan
5.750% due 04/28/21 (Ê)		746	713	Thomson Reuters Corp.
Expro Financial Services SARL Term				1.650% due 09/29/17		1,740	1,744
Loan B				Total Capital International SA
5.750% due 08/21/21		798	618	1.000% due 08/12/16		2,160	2,175
Hutchison Whampoa International 11,				Trade MAPS 1, Ltd.
Ltd.				Series 2013-1A Class A
3.500% due 01/13/17 (Þ)		1,500	1,555	0.866% due 12/10/18 (Ê)(Þ)		2,190	2,193
ING Bank NV				Transocean, Inc.
3.750% due 03/07/17 (Þ)		2,750	2,891	5.050% due 12/15/16		1,345	1,328
Intesa Sanpaolo SpA				Travelport Finance (Luxembourg) SARL
2.375% due 01/13/17		3,915	3,967	Term Loan
Korea Gas Corp.				6.000% due 09/02/21 (Ê)		1,000	1,000
2.875% due 07/29/18 (Þ)		1,430	1,460	UBS AG
Mallinckrodt International Finance SA				Series BKNT
Term Loan				5.875% due 12/20/17		1,280	1,434
3.250% due 03/19/21		997	976	Vale Overseas, Ltd.
Morgan Stanley				5.625% due 09/15/19		665	705
3.125% due 08/05/21	CAD	2,760	2,270	Vodafone Group PLC
Nomura Holdings, Inc.				1.500% due 02/19/18		2,035	2,022
2.000% due 09/13/16		1,605	1,622	Willis Group Holdings PLC
Paragon Offshore Finance Co. Term				4.125% due 03/15/16		535	552
Loan B							74,803
3.750% due 07/18/21		499	377	Loan Agreements - 9.3%
Petrobras Global Finance BV				4L Technologies, Inc. Term Loan
1.852% due 05/20/16 (Ê)		2,200	2,035	5.500% due 05/08/20 (Ê)		998	965
Petroleos Mexicanos				Ability Network, Inc. 1st Lien Term Loan
3.500% due 07/23/20 (Þ)		1,550	1,556	6.000% due 05/14/21 (Ê)		995	985
3.500% due 07/23/20 (Å)		1,680	1,686	Accudyne Industries Borrower SCA Term
Restaurant Brands International, Inc.				Loan
Term Loan B				4.000% due 12/13/19 (Ê)		947	885
4.500% due 12/12/21 (Ê)		1,750	1,751	Activision Blizzard, Inc. 1st Lien Term
Rio Tinto Finance USA PLC				Loan B
1.375% due 06/17/16		1,790	1,805	3.250% due 10/11/20 (Ê)		1,000	998

2.250% due 12/14/18		770	781	Affinion Group, Inc. Term Loan B
				6.750% due 04/30/18 (Ê)		993	924
Royal Bank of Canada				Albertson's LLC Term Loan B4-1
1.200% due 01/23/17		2,035	2,045	4.500% due 08/25/21 (Ê)		1,000	998
Royal Bank of Scotland Group PLC
1.875% due 03/31/17		3,835	3,865	4.500% due 08/25/21		250	249

4.700% due 07/03/18		1,945	2,029	American Airlines, Inc. Exit Term Loan
				3.750% due 06/27/19 (Ê)		992	983
Sensata Technologies B.V. Term Loan				Ancestry.com, Inc. Term Loan
3.500% due 08/15/21		582	583	4.500% due 12/28/18 (Ê)		1,496	1,483
Shell International Finance BV
0.900% due 11/15/16		2,160	2,171	Arsloane Acquisition LLC Term Loan B2
				1.000% due 07/07/20		249	237
Sky PLC				Asurion LLC Term Loan B2
6.100% due 02/15/18 (Þ)		875	983	4.250% due 07/08/20 (Ê)		992	970
Statoil ASA
				See accompanying notes which are an integral part of this quarterly report.
				Russell Short Duration Bond Fund 215

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Auris Luxembourg II SA Term Loan B
5.500% due 12/31/21	1,000	1,003	7.750% due 08/01/22 (Ê)	250	243
			Emerald US, Inc. Term Loan
BWAY Holding Co. Term Loan B			Zero coupon due 05/09/21	1,000	958
5.500% due 08/14/20 (Ê)	1,493	1,494	EnergySolutions LLC Term Loan
Calpine Construction Finance Co., LP			6.750% due 05/29/20 (Ê)	938	936
1st Lien Term Loan B2			Entegris, Inc. 1st Lien Term (Ê) Loan B
3.250% due 01/31/22 (Ê)	992	963	3.500% due 04/30/21	471	461
Cengage Learning Acquisitions, Inc. 1st			Envision Acquisition Co. LLC 1st Lien
Lien Term Loan
7.000% due 03/31/20 (Ê)	990	983	5.750% Term Loan due B 11/04/20	497	496
Charter Commercial Operating LLC
Term Loan G			First Data Corp. Term Loan
4.250% due 09/12/21 (Ê)	1,250	1,255	3.668% due 03/24/18 (Ê)	500	490
			Fitness International LLC Term (Ê) Loan B
Charter 1st Lien Communications Term Loan E Operating LLC			5.500% due 07/01/20	498	474
3.000% due 07/01/20	992	974	FMG Resources Pty, Ltd. 1st Lien Term
Checkout Holding Corp. 1st Lien Term			Loan B
Loan B			3.750% due 06/30/19	992	868
4.500% due 04/09/21 (Ê)	995	945	General Communications, Inc. Term
Chrysler Group LLC 1st Lien Term			Loan B
Loan B			1.000% due 12/18/21	1,000	1,000
3.250% due 12/31/18 (Ê)	1,985	1,968	GENEX Holdings, Inc. 1st Lien Term
Ciena Corp. Term Loan B			Loan
3.750% due 07/14/19	995	986	5.250% due 05/30/21	498	498
Cincinnati Bell, Inc. 1st Lien Term			GENEX Holdings, Inc. 2nd Lien Term
Loan B			Loan
4.000% due 09/10/20 (Ê)	992	982	8.750% due 05/30/22	250	240
Community Health Systems, Inc. Term			Getty Images, Inc. Term Loan B
Loan D			4.750% due 10/18/19 (Ê)	997	901
Compuware Corp. Term Loan (Ê) B1			Go Daddy Operating Co. LLC (Ê) Term Loan
4.250% due 01/27/21	1,736	1,734	4.750% due 05/13/21	995	989
6.250% due 09/02/19	1,000	975	Gray Television, Inc. Term Loan B
Consolidated Communications, Inc. Term			3.750% due 06/13/21 (Ê)	890	878
Loan B			GTCR Valor Cos., Inc. 1st Lien Term
4.250% due 12/23/20 (Ê)	992	985	Loan
ConvergeOne Holdings Corp. 1st Lien			6.000% due 05/30/21 (Ê)	998	973
Term Loan			Harland Clarke Holdings Corp. Term
6.000% due 06/17/20 (Ê)	995	985	Loan B4
CROWN Americas LLC Term Loan B			6.000% due 08/04/19 (Ê)	1,472	1,470
3.250% due 10/22/21	1,000	1,005	Hertz Corp. Term Loan B1
Crowne Group LLC Term Loan			4.000% due 03/11/18	992	987
6.000% due 09/29/20	499	489	Hilton Worldwide Finance LLC Term
CWGS Group LLC 1st Lien Term Loan B			Loan B
5.750% due 02/20/20 (Ê)	981	980	3.500% due 10/25/20 (Ê)	1,612	1,591
DealerTrack Technologies, Inc. Term			HJ Heinz Co. Term Loan B2
Loan B			3.500% due 06/05/20 (Ê)	332	331
3.250% due 02/28/21 (Ê)	954	940	Ikaria, Inc. 1st Lien Term Loan
Delta 2 (Lux) Sarl Term Loan B3			5.000% due 02/12/21 (Ê)	939	935
1.000% due 07/31/21	1,000	967	Indigo Merger Sub I, Inc. 1st Lien Term
DigitalGlobe, Inc. 1st Lien Term Loan B			Loan
3.750% due 01/31/20	992	987	5.000% due 07/08/21	989	974
Eastman Kodak Co.1st Lien Term Loan			INMAR, Inc. Term Loan
7.250% due 09/03/19 (Ê)	992	982	4.250% due 01/27/21 (Ê)	995	961
Eco Services Term Loan			Interactive Data Corp. Term Loan
4.750% due 10/08/21	500	496	4.750% due 05/02/21 (Ê)	995	990
Emerald Performance Materials, LLC			La Quinta Intermediate Holdings LLC
Second Lien Term Loan			Term Loan B
			4.000% due 04/14/21 (Ê)	903	894
See accompanying notes which are an integral part of this quarterly report.
216 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Las Vegas Sands LLC 1st Lien Term			Pinnacle Foods Finance LLC Term Loan
Loan B			H
3.250% due 12/18/20	992	985	3.250% due 04/29/20	248	243
Level 3 Financing, Inc. 1st Lien Term			Portillo's Holdings, LLC First Lien Term
Loan B			Loan
4.500% due 01/31/22 (Ê)	750	750	4.750% due 08/01/21 (Ê)	249	246
MacDermid, Inc. 1st Lien Term Loan			Portillo's Holdings, LLC Second Lien
4.000% due 06/07/20 (Ê)	2,019	2,012	Term Loan
MCC Iowa LLC Term Loan J			8.000% due 08/01/22 (Ê)	250	245
3.750% due 06/30/21	499	493	PowerTeam Services, LLC 2nd Lien
			Term Loan
Media B General, Inc. 1st Lien Term Loan			8.250% due 11/06/20 (Ê)	500	483
4.250% due 07/31/20	500	497	Radio One, Inc. Term Loan B
Mergermarket USA, Inc. 1st Lien Term			1.000% due 03/31/16	500	498
			Renaissance Learning, Inc. (Ê) Term Loan
4.500% Loan due 02/04/21 (Ê)	993	937	4.500% due 04/09/21	993	954
MH Sub I LLC Delayed Draw Term			RentPath, Inc. 1st Lien Term Loan
Loans			6.250% due 12/10/21	1,500	1,470
Microsemi Corp. 1st Lien Term Loan
4.000% due 07/08/21	6	6	RHP Hotel Properties LP Term Loan B	995	992
			3.750% due 01/15/21
3.250% due 02/19/20	500	495	Roundy's Supermarkets, Inc. 1st Lien
Millennium Laboratories, Inc. Term			Term Loan B
Loan B			5.750% due 03/03/21 (Ê)	967	892
5.250% due 04/16/21 (Ê)	995	991	Rovi Solutions Corp. Syndicated Loans
Minerals Technologies, Inc. Term Loan B			Term Loan B
4.000% due 05/07/21	961	951	3.750% due 07/02/21	995	975
Mood Media Corp. Term Loan			RP Crown Parent LLC Term Loan
7.000% due 05/01/19	993	970	6.000% due 12/21/18	992	941
MSC Software Corp. 1st Lien Term Loan			RPI Finance Trust 1st Lien Term Loan
5.000% due 05/29/20 (Ê)	995	995	B2
nTelos, Inc. Term Loan B			3.250% due 05/09/18	992	992
5.750% due 11/09/19 (Ê)	748	653	RPI Finance Trust Term Loan B4
Numericable U.S. LLC 1st Lien Term			3.500% due 11/09/20	1,000	999
Loan B1			Sage Products Holdings III, LLC 1st
4.500% due 05/21/20 (Ê)	536	533	Lien Term Loan B
Numericable U.S. LLC 1st Lien Term			5.000% due 12/13/19	1,496	1,502
Loan B2			Sage Products Holdings III, LLC 2nd
4.500% due 05/21/20 (Ê)	464	461	Lien Term Loan
NVA Holdings, Inc. 1st Lien Term Loan			9.250% due 06/13/20	250	251
4.750% due 08/14/21	998	991	Scientific Games International, Inc. Term
NVA Holdings, Inc. 2nd Lien Term B			Loan B1
8.000% due 08/14/22	250	248	6.000% due 10/18/20 (Ê)	1,441	1,421
Open Text Corp. Term Loan B			6.000% due 10/01/21 (Ê)	700	690
3.250% due 01/04/21	992	992	Signode Industrial Group US, Inc. 1st
			Lien Term Loan B
P2 Newco Acquisition Inc. 2nd Lien			3.750% due 04/08/21	830	805
Term Loan			SourceHOV LLC 1st Lien Term Loan B
9.500% due 10/22/21 (Ê)	250	243	7.750% due10/31/19	500	471
PGX Holdings, Inc. 1st Lien Term Loan
6.250% due 09/29/20	497	494	Southwire Co. 1st Lien Term Loan B
Pilot Travel Centers LLC Term Loan B			4.750% due 02/10/21	993	960
4.250% due 10/03/21 (Ê)	1,496	1,500	Spansion LLC Term Loan
Pinnacle Entertainment, Inc. 1st Lien			3.750% due 12/19/19 (Ê)	1,242	1,225
Term Loan B2			Spectrum Brands, Inc. Term Loan C
3.750% due 08/13/20	832	820	3.500% due 09/04/19 (Ê)	992	986
Pinnacle Foods Finance LLC 1st Lien			Stena International SA Term Loan B
Term Loan G			4.000% due 03/03/21	993	839
3.250% due 04/29/20 (Ê)	874	853

			See accompanying notes which are an integral part of this quarterly report.
				Russell Short Duration Bond Fund 217

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sungard Availability Services Capital,			Series 2006-A Class 1A1
Inc. 1st Lien Term Loan B			2.649% due 02/20/36 (Ê)	519	514
6.000% due 03/31/19 (Ê)	2,332	1,951	Series 2006-F Class 1A2
The Active Network, Inc. 1st Lien Term			2.630% due 07/20/36 (Ê)	43	32
Loan
5.500% due 11/15/20 (Ê)	992	957	Banc Commercial of America Mortgage, Merrill Lynch Inc.
The ServiceMaster Co. LLC Term Loan B
4.250% due 07/01/21	748	738	Series 2005-2 Class AM
			4.913% due 07/10/43	1,315	1,324
The Winebow Group LLC Term Loan			Series 2005-3 Class AM
4.750% due 07/01/21	995	977	4.727% due 07/10/43	1,750	1,762
Total Safety U.S., Inc. 1st Lien Term			Series 2005-5 Class B
Loan B			5.243% due 10/10/45	420	429
5.750% due 03/13/20	992	937	Series 2005-6 Class A4
Tribune Media Co. Term Loan			5.153% due 09/10/47	2,830	2,875
4.000% due 12/27/20 (Ê)	500	493	Series 2005-6 Class B
TriNet HR Corp. Term Loan B			5.153% due 09/10/47	695	714
3.010% due 07/03/17	873	860	Banc of America Mortgage Securities,
TWCC Holding Corp. 2nd Lien Term			Inc.
Loan			Series 2004-I Class 2A2
7.000% due 06/26/20 (Ê)	500	465	2.707% due 10/25/34 (Ê)	914	916
TWCC Holding Corp. Term Loan			Banc of America Re-REMIC Trust
3.500% due 02/13/17 (Ê)	1,000	978	Series 2010-UB5 Class A4A
United Airlines, Inc. Term Loan B1			5.649% due 02/17/51 (Þ)	1,313	1,384
3.750% due 09/15/21	998	988	BCAP LLC Trust
US Shipping Corp. Term Loan			Series 2011-R11 Class 15A1
5.500% due 04/30/18	455	446	2.589% due 10/26/33 (Ê)(Þ)	1,280	1,304
VeriFone, Inc. Term Loan B			Series 2011-R11 Class 20A5
3.500% due 06/30/21	995	976	2.601% due 03/26/35 (Ê)(Þ)	621	629
Virgin Media Investment Holdings, Ltd.			Series 2013-RR4 Class 1A1
Term Loan			0.338% due 09/26/35 (Ê)(Þ)	7	7
3.500% due 06/07/20 (Ê)	1,000	983	Bear Stearns ARM Trust
Visant Corp. Term Loan			Series 2004-5 Class 2A
7.000% due 09/23/21	998	974	2.957% due 07/25/34 (Ê)	625	626
Walker & Dunlop, Inc. Term Loan B			Bear Stearns Commercial Mortgage
5.250% due 12/20/20 (Ê)	1,489	1,492	Securities Trust
William Morris Endeavor Entertainment			Series 2002-TOP6 Class G
LLC 1st Lien Term Loan			6.000% due 10/15/36 (Þ)	2,344	2,411
5.250% due 05/06/21 (Ê)	995	968	Series 2005-PW10 Class AM
Windstream Corp. 1st Lien Term Loan			5.449% due 12/11/40	1,225	1,262
B4			Series 2005-PWR7 Class A3
3.500% due 01/23/20	992	981	5.116% due 02/11/41	45	45
WMG Acquisition Corp. Term (Ê) Loan B
3.750% due 07/01/20	992	958	Series 2005-T18 Class B
			5.035% due 02/13/42	400	403
Yonkers Racing Corp. 1st Lien Term			BHMS Mortgage Trust
Loan			Series 2014-ATLS Class AFL
4.250% due 08/16/19	974	886	1.671% due 07/05/33 (Ê)(Þ)	2,400	2,386
Zebra Technologies Corp. Term Loan B
4.750% due 09/30/21	2,000	2,010	Capmark Series Mortgage Securities, Inc.
			1997-C2 Class G
		109,261	6.750% due 04/15/29	507	555
Mortgage-Backed Securities - 21.0%			CDGJ Commercial Mortgage Trust
Banc of America Commercial Mortgage			Series 2014-BXCH Class A
Trust			1.567% due 12/15/27 (Ê)(Þ)	2,300	2,301
Series 2006-2 Class AM			Citigroup Commercial Mortgage Trust
5.764% due 05/10/45	1,270	1,346	Series 2005-C3 Class AJ
Series 2007-2 Class AM			4.960% due 05/15/43	640	643
5.638% due 04/10/49	1,245	1,350	Series 2005-CD1 Class AJ
Banc of America Funding Trust			5.226% due 07/15/44	1,055	1,080
See accompanying notes which are an integral part of this quarterly report.
218 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Citigroup/Deutsche Bank Commercial			5.700% due 2019	903	1,026
Mortgage Trust
Series 2005-CD1 Class A4			4.500% due 2020	1,183	1,252
5.226% due 07/15/44	1,546	1,564	4.500% due 2021	56	59
Series 2005-CD1 Class C			7.000% due 2022	113	120
5.226% due 07/15/44	450	458	2.500% due 2024	10,730	11,188
COMM Mortgage Trust			4.500% due 2025	649	702
Series 2014-SAVA Class C
2.567% due 06/15/34 (Ê)(Þ)	282	282	2.229% due 2033(Ê)	35	38
Commercial Mortgage Asset Trust			15 Year TBA(Ï)
Series 2001-J2A Class E			3.500%	6,920	7,347
6.922% due 07/16/34 (Å)	760	830	30 Year TBA(Ï)
Commercial Mortgage Pass Through			4.500%	5,405	5,852
Certificates			Fannie Mae Grantor Trust
Series 2007-GG9 Class A2			Series 2001-T3 Class A1
5.381% due 03/10/39	171	171	7.500% due 11/25/40	233	275
Series 2007-GG9 Class A4			Series 2001-T4 Class A1
5.444% due 03/10/39	700	746	7.500% due 07/25/41	632	767
Commercial Mortgage Trust			Series 2001-T8 Class A2
Series 1999-C1 Class D			9.500% due 07/25/41	16	19
6.900% due 01/17/32	24	24	Series 2001-T10 Class A1
Series 2005-C6 Class AJ			7.000% due 12/25/41	45	53
5.209% due 06/10/44	1,955	1,990	Series 2001-T10 Class A2
Series 2005-CD1 Class AM			7.500% due 12/25/41	785	927
5.226% due 07/15/44	580	594	Series 2002-T4 Class A3
Series 2006-CD2 Class A1B			7.500% due 12/25/41	7	8
5.304% due 01/15/46	415	427	Series 2002-T19 Class A1
Countrywide Home Loan Mortgage Pass-			6.500% due 07/25/42	401	462
Through Trust
Series 2006-1 Class A2			Series 2004-T1 Class 1A2
6.000% due 03/25/36	472	446	6.500% due 01/25/44	686	795
Credit Suisse Commercial Mortgage			Series 2004-T2 Class 1A3
Trust			7.000% due 11/25/43	593	686
Series 2006-C2 Class A1A			Fannie Mae REMICS
5.682% due 03/15/39	3,666	3,804	Series 2002-57 Class PG
Series 2006-C3 Class A1A			5.500% due 09/25/17	166	173
5.806% due 06/15/38	328	345	Series 2004-70 Class EB
Series 2006-C5 Class A1A			5.000% due 10/25/24	116	125
5.297% due 12/15/39	527	559	Series 2007-18 Class BD
Series 2007-C1 Class A3			5.750% due 05/25/36	377	381
5.383% due 02/15/40	81	86	Series 2007-73 Class A1
Credit Suisse First Boston Mortgage			0.228% due 07/25/37 (Å)(Ê)	77	75
Securities Corp.			Series 2009-96 Class DB
Series 2005-C3 Class AJ
4.771% due 07/15/37	2,074	2,086	4.000% due 11/25/29	193	209
Series 2005-C5 Class AJ			Series 2009-97 Class PG
5.100% due 08/15/38	190	194	4.000% due 11/25/39	1,619	1,725
Series 2005-C6 Class B			Series 2010-141 Class MD
5.230% due 12/15/40	925	946	2.000% due 10/25/40	313	316
Series 2005-C6 Class D			Series 2010-150 Class PC
5.230% due 12/15/40	975	987	3.000% due 10/25/40	612	635
			Series 2013-21 Class BA
DBRR Series Trust 2013-EZ2 Class A			1.000% due 03/25/23	3,631	3,600
0.853% due 02/25/45 (Þ)	155	154	Fannie Mae Whole Loan
Fannie Mae			Series 2002-W3 Class A4
7.000% due 2017	13	13	6.500% due 11/25/41	274	318
4.500% due 2019	53	56
			See accompanying notes which are an integral part of this quarterly report.
				Russell Short Duration Bond Fund 219

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-W2 Class 1A1			Series 2012-K501 Class X1A
6.500% due 07/25/42	142	167	Interest Only STRIP
Series 2004-W2 Class 2A2			1.644% due 08/25/16	9,266	164
7.000% due 02/25/44	482	558	Series 2012-K706 Class A1
Series 2004-W9 Class 2A1			1.691% due 06/25/18	10,320	10,452
6.500% due 02/25/44	27	31	Series 2012-K706 Class X1
Series 2004-W11 Class 1A2			Interest Only STRIP
6.500% due 05/25/44	211	253	1.577% due 10/25/18	11,098	577
Series 2004-W12 Class 1A1			Series 2013-K502 Class A2
6.000% due 07/25/44	2,519	2,931	1.426% due 08/25/17	3,380	3,416
Series 2005-W1 Class 1A2			Federal Home Loan Mortgage Corp.
6.500% due 10/25/44	102	121	Series Structured Pass Through Securities
			2002-51 Class 1A
Fannie Mae-Aces			6.500% due 09/25/43	144	169
Series 2012-M2 Class A1			Series 2003-58 Class 2A
1.824% due 02/25/22	476	481	6.500% due 09/25/43	35	40
Series 2012-M9 Class ASQ2
1.513% due 12/25/17	570	575	Freddie 6.000% Mac due 2018	21	22
Series 2012-M14 Class ASQ2
1.114% due 02/25/17	326	327	5.500% due 2019	559	595
Series 2013-M7 Class ASQ2			5.500% due 2022	342	372
1.233% due 03/26/18	533	535	5.500% due 2029	147	166
Series 2014-M3 Class ASQ2			Freddie Mac REMICS
0.558% due 03/25/16	637	637	Series 2003-2559 Class PB
Series 2014-M9 Class ASQ2			5.500% due 08/15/30	1	1
1.462% due 04/25/17	680	688	Series 2003-2632 Class AB
Series 2014-M13 Class ASQ1			4.500% due 06/15/18	1,098	1,149
0.848% due 11/25/17	5,716	5,724	Series 2003-2657 Class WT
Series 2014-M13 Class ASQ2			4.500% due 08/15/18	239	250
1.637% due 11/25/17	8,505	8,621	Series 2005-2922 Class JN
Series 2015-M1 Class ASQ1			4.500% due 02/15/20	2,073	2,145
0.782% due 02/25/18	2,155	2,154	Series 2006-R006 Class ZA
Series 2015-M1 Class ASQ2			6.000% due 04/15/36	1,278	1,448
1.626% due 02/25/18	2,445	2,472	Series 2006-R007 Class ZA
FDIC Guaranteed Notes Trust			6.000% due 05/15/36	2,259	2,572
Series 2010-S1 Class 1A			Series 2010-3662 Class ZB
0.720% due 02/25/48 (Ê)(Þ)	168	168	5.500% due 08/15/36	818	924
FDIC Trust			Series 2010-3704 Class DC
Series 2010-R1 Class A			4.000% due 11/15/36	348	373
2.184% due 05/25/50 (Þ)	2,372	2,393	Series 2010-3728 Class EL
Series 2011-R1 Class A			1.500% due 09/15/20	4,002	4,032
2.672% due 07/25/26 (Þ)	957	983	Series 2011-3816 Class D
Federal Home Loan Mortgage Corp.			3.500% due 08/15/28	1,301	1,354
Multifamily Structured Pass Through			Series 2013-4157 Class MA
Certificates			2.000% due 01/15/53	882	874
Series 2011-K702 Class X1
Interest Only STRIP			GE Capital Commercial Mortgage Corp.
1.523% due 02/25/18	30,785	1,254	Series 2005-C3 Class F
Series 2011-K703 Class A1			5.158% due 07/10/45 (Þ)	2,030	2,045
1.873% due 01/25/18	184	186	GE Commercial Mortgage Corp. Trust
Series 2012-K019 Class A1			Series 2007-C1 Class A1A
1.459% due 09/25/21	3,209	3,209	5.483% due 12/10/49	1,576	1,699
			Ginnie Mae
Series 2012-K501 Class A2			Series 2010-14 Class A
1.655% due 11/25/16	1,610	1,630	4.500% due 06/16/39	213	229
			Series 2010-124 Class C
			3.392% due 03/16/45	675	701

See accompanying notes which are an integral part of this quarterly report.
220 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-H04 Class BI			Series 2012-GCJ7 Class A1
Interest Only STRIP			1.144% due 05/10/45	797	800
1.390% due 04/20/60	5,169	253	Series 2013-GC12 Class A1
Series 2010-H12 Class PT			0.742% due 06/10/46	395	393
5.470% due 11/20/59	1,038	1,096	Series 2014-GC18 Class A1
Series 2010-H22 Class JI			1.298% due 01/10/47	358	358
Interest Only STRIP			GSMPS Mortgage Loan Trust
2.499% due 11/20/60	4,247	407	Series 1998-1 Class A
Series 2012-99 Class CI			8.000% due 09/19/27 (Þ)	40	40
Interest Only STRIP			Series 1998-2 Class A
1.054% due 10/16/49	6,979	504	7.574% due 05/19/27 (Þ)	173	175
Series 2012-115			Series 1998-3 Class A
Interest Only STRIP
0.431% due 04/16/54	7,577	334	7.750% due 09/19/27 (Þ)	8	8
Interest Only STRIP			Series 1999-3 Class A
Series 2012-H11 Class CI			8.000% due 08/19/29 (Þ)	17	16
2.906% due 04/20/62	6,194	586	Series 2005-RP1 Class 1A4
Series 2013-H03 Class HI			8.500% due 01/25/35 (Þ)	175	189
Interest Only STRIP			Series 2006-RP1 Class 1A2
2.598% due 12/20/62	5,257	550	7.500% due 01/25/36 (Þ)	364	368
Series 2013-H06 Class HI			Series 2006-RP1 Class 1A3
Interest Only STRIP			8.000% due 01/25/36 (Þ)	95	99
2.933% due 01/20/63	11,671	1,087	GSR Mortgage Loan Trust
Series 2013-H07 Class JL			Series 2005-AR6 Class 2A1
Interest Only STRIP			2.727% due 09/25/35 (Ê)	205	206
2.635% due 03/20/63	12,489	1,385	JPMorgan Chase Commercial Mortgage
Ginnie Mae II			Securities Trust
3.500% due 2040(Ê)	7,738	8,139	Series 2001-CIB2 Class D
4.000% due 2040(Ê)	501	532	6.802% due 04/15/35	427	429
			Series 2002-C2 Class E
5.390% due 2059	3,133	3,313	5.758% due 12/12/34	260	274
5.508% due 2059	2,453	2,593	Series 2003-C1 Class D
5.500% due 2060	2,679	2,913	5.192% due 01/12/37	130	130
4.672% due 2062	745	807	Series 2004-LN2 Class A2
4.674% due 2062	1,701	1,842	5.115% due 07/15/41	193	193
			Series 2004-LN2 Class B
4.816% due 2062	1,686	1,835	5.201% due 07/15/41	150	154
4.856% due 2062	2,569	2,777	Series 2005-CB12 Class AJ
4.732% due 2063	1,581	1,731	4.987% due 09/12/37	1,100	1,115
GMAC Commercial Mortgage Securities,			Series 2005-CB13 Class A4
Inc.			5.243% due 01/12/43	2,070	2,107
Series 2005-C1 Class A5			Series 2005-LDP2 Class C
4.697% due 05/10/43	54	54	4.911% due 07/15/42	460	463
Government National Mortgage
Association			Series 2006-LDP6 Class ASB
Series 2011-H21 Class HI			5.490% due 04/15/43	174	175
Interest Only STRIP			Series 2006-LDP9 Class A1A
1.804% due 11/20/61	9,874	629	5.257% due 05/15/47	1,988	2,082
GreenPoint Mortgage Funding Trust			Series 2007-CB20 Class AM
Series 2006-AR8 Class 1A1A			5.877% due 02/12/51	160	176
0.248% due 01/25/47 (Ê)	—	—	Series 2007-LDPX Class AM
GS Mortgage Securities Corp. II			5.464% due 01/15/49	1,275	1,326
Series 2013-GC10 Class A1			Series 2014-CBM Class (Ê)(Þ) A
0.696% due 02/10/46	195	195	1.067% due 10/15/29	2,580	2,569
GS Mortgage Securities Trust
Series 2007-GG10 Class A4			Series 2014-FBLU Class C
5.796% due 08/10/45	342	372	2.167% due 12/15/28 (Ê)(Þ)	2,300	2,302
			JPMorgan Mortgage Trust

			See accompanying notes which are an integral part of this quarterly report.
				Russell Short Duration Bond Fund 221

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-A2 Class 1A1			Series 2005-HQ7 Class A4
2.609% due 05/25/34 (Ê)	170	167	5.201% due 11/14/42	381	387
Series 2005-A4 Class 1A1			Morgan Stanley Dean Witter Capital I
5.238% due 07/25/35 (Ê)	56	56	Trust
Series 2006-A6 Class 1A2			Series 2001-TOP3 Class C
2.508% due 10/25/36 (Ê)	25	23	6.790% due 07/15/33	134	138
LB-UBS Commercial Mortgage Trust			Morgan Stanley Re-REMIC Trust
5.017% due 09/15/40	1,235	1,251	Series 2010-GG10 Class A4A
			5.796% due 08/15/45 (Þ)	3,886	4,176
Series 2005-C2 Class AJ			Motel 6 Trust
5.205% due 04/15/30	2,590	2,602	Series 2012-MTL6 Class A1
Series 2005-C3 Class AJ			1.500% due 10/05/25 (Þ)	1,991	1,995
4.843% due 07/15/40	395	398	Series 2012-MTL6 Class XA1
Series 2005-C3 Class AM			Interest Only STRIP
4.794% due 07/15/40	2,007	2,024	Zero coupon due 10/05/25 (Þ)	11,200	—
Series 2005-C3 Class B			NCUA Guaranteed Notes
4.895% due 07/15/40	1,250	1,260	Series 2010-R1 Class 2A
Series 2005-C7 Class B			1.840% due 10/07/20	565	569
5.350% due 11/15/40	360	368	Series 2010-R3 Class 3A
Mastr Adjustable Rate Mortgages Trust			2.400% due 12/08/20	472	479
Series 2005-1 Class B1			NCUA Guaranteed Notes Trust
2.594% due 03/25/35 (Ê)	220	21	Series 2010-C1 Class A1
Mastr Reperforming Loan Trust			1.600% due 10/29/20	660	661
Series 2005-1 Class 1A3			Nomura Asset Acceptance Corp.
7.000% due 08/25/34 (Þ)	448	457	Alternative Loan Trust
Series 2005-2 Class 1A4			Series 2004-AR4 Class 1A1
8.000% due 05/25/35 (Þ)	302	322	2.658% due 12/25/34	309	311
Merrill Lynch Mortgage Investors Trust			Series 2005-WF1 Class 2A2
Series 1998-C1 Class A3			4.786% due 03/25/35	51	51
6.720% due 11/15/26	872	908	NorthStar Mortgage Trust
Series 1998-C3 Class IO			Series 2012-1 Class C
Interest Only STRIP			2.316% due 08/25/29 (Å)(Ê)	2,957	2,958
1.070% due 12/15/30	1,110	21	Prudential Commercial Mortgage Trust
Series 2005-A10 Class A			Series 2003-PWR1 Class E
0.378% due 02/25/36 (Ê)	38	35	5.259% due 02/11/36 (Þ)	252	252
Merrill Lynch Mortgage Trust			RBSCF Trust
Series 2005-CIP1 Class AM			Series 2010-RR3 Class MSCA
5.107% due 07/12/38	2,848	2,890	5.908% due 06/16/49 (Þ)	379	404
Series 2005-LC1 Class A4			Series 2010-RR4 Class CMLA
5.291% due 01/12/44	1,049	1,075	6.046% due 12/16/49 (Þ)	509	534
Series 2006-C2 Class AM			Series 2010-RR4 Class WBCA
5.782% due 08/12/43	625	663	5.509% due 04/16/47 (Þ)	2,500	2,578
Morgan Stanley Bank of America Merrill			RBSSP Resecuritization Trust
Lynch Trust			Series 2010-3 Class 9A1
Series 2013-C7 Class A1			5.500% due 02/26/35 (Þ)	1,157	1,200
0.738% due 02/15/46	288	288	Reperforming Loan REMIC Trust
Morgan Stanley Capital I Trust			Series 2005-R2 Class 2A4
Series 2005-HQ6 Class D			8.500% due 06/25/35 (Þ)	88	93
5.202% due 08/13/42	1,000	1,008	Rialto Capital Management LLC
Series 2006-HQ8 Class A4			Series 2014-LT5 Class A
5.408% due 03/12/44	565	578	2.850% due 05/15/24 (Þ)	398	398
Series 2006-IQ12 Class AM			RREF LLC
5.370% due 12/15/43	265	283	Series 2014-LT6 Class A
Series 2007-HQ12 Class A2			2.750% due 09/15/24 (Þ)	360	360
5.607% due 04/12/49	552	552	Sequoia Mortgage Trust
			Series 2004-9 Class A2
Morgan Stanley Capital I, Inc.			1.050% due 10/20/34 (Ê)	697	671

See accompanying notes which are an integral part of this quarterly report.
222 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Structured Asset Securities Corp.				0.875% due 09/15/16	4,010	4,042
Mortgage Pass Through Certificates
Series 2003-34A Class 6A				1.000% due 09/30/16	2,190	2,213
2.595% due 11/25/33 (Ê)		209	204	0.625% due 10/15/16	4,520	4,537
Wachovia Bank Commercial Mortgage				1.000% due 10/31/16	9,130	9,226
Trust				0.625% due 11/15/16	1,130	1,134
Series 2004-C15 Class B
4.892% due 10/15/41		320	321	7.500% due 11/15/16	1,505	1,694
Series 2005-C22 Class AM				0.875% due 11/30/16	3,787	3,817
5.320% due 12/15/44		380	390	0.625% due 12/15/16	10,000	10,032
Series 2007-C31 Class A4				0.625% due 12/31/16	1,245	1,249
5.509% due 04/15/47		1,380	1,457	0.875% due 12/31/16	23,885	24,068
Series 2007-C32 Class A2
5.716% due 06/15/49		102	103	3.250% due 12/31/16	3,865	4,070
Series 2007-C33 Class A4				3.125% due 01/31/17	2,390	2,516
5.943% due 02/15/51		100	107	3.250% due 03/31/17	11,915	12,612
Series 2007-WHL8 Class A1				0.875% due 05/15/17	1,705	1,718
0.247% due 06/15/20 (Ê)(Þ)		585	583	8.750% due 05/15/17	2,650	3,143
Washington Mutual Mortgage Pass-
Through Certificates Trust				2.750% due 05/31/17	6,265	6,582
Series 2003-AR7 Class A7				2.375% due 07/31/17	9,025	9,416
2.299% due 08/25/33 (Ê)		89	89	4.750% due 08/15/17	4,955	5,468
Wells Fargo Mortgage Backed Securities
Trust				0.625% due 08/31/17	10,805	10,793
Series 2005-AR2 Class 2A1				1.875% due 08/31/17	8,330	8,586
2.614% due 03/25/35 (Ê)		172	172	0.750% due 10/31/17	4,550	4,554
WFRBS Commercial Mortgage Trust				0.875% due 11/15/17	7,565	7,597
Series 2012-C9 Class A1
0.673% due 11/15/45		1,992	1,989	1.000% due 12/15/17	1,000	1,007
Series 2012-C10 Class A1				0.875% due 01/15/18	74,495	74,728
0.734% due 12/15/45		402	402	1.000% due 05/31/18	11,350	11,392
Series 2013-C14 Class A1				1.625% due 12/31/19	16,465	16,812
0.836% due 06/15/46		429	428	2.125% due 12/31/21	12,080	12,593
			245,851			301,252
Non-US Bonds - 0.7%				Total Long-Term Investments
Brazil Notas do Tesouro Nacional
Series NTNF				(cost $1,044,365)		1,041,700
10.000% due 01/01/17	BRL	5,954	2,150
Mexican Bonos				Short-Term Investments - 12.2%
Series M				Ally Auto Receivables Trust
6.250% due 06/16/16	MXN	12,825	888	Series 2012-SN1 Class A4
6.500% due 06/10/21	MXN	32,192	2,328	0.700% due 12/21/15	408	408
New Zealand Government Bond				Ally Financial, Inc.
3.000% due 04/15/20	NZD	3,412	2,464	8.300% due 02/12/15	200	200
			7,830	4.625% due 06/26/15	100	101
United States Government Treasuries - 25.8%				Bank of America Corp.
United States Treasury Notes				4.750% due 08/01/15	1,760	1,795
0.375% due 02/15/16		5,280	5,289	BBVA US Senior SAU
0.250% due 02/29/16		9,680	9,682	4.664% due 10/09/15	1,690	1,732
2.250% due 03/31/16		4,520	4,625	Caterpillar Financial Services Corp.
2.375% due 03/31/16		16,385	16,789	1.100% due 05/29/15	705	707
				Citigroup, Inc.
0.250% due 04/15/16		5,735	5,735	2.650% due 03/02/15	1,400	1,402
0.625% due 07/15/16		1,260	1,265	Cooperatieve Centrale Raiffeisen-
0.500% due 07/31/16		755	757	Boerenleenbank BA
0.625% due 08/15/16		1,505	1,511	2.125% due 10/13/15	815	824

Covidien International Finance SA
See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 223

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
1.350% due 05/29/15	670		672	5.950% due 04/01/15 (Þ)	1,135	1,144
CVS Health Corp.				Wal-Mart Stores, Inc.
3.250% due 05/18/15	890		897	1.500% due 10/25/15	2,140	2,157
eBay, Inc.				Yum! Brands, Inc.
0.700% due 07/15/15	1,085		1,086	4.250% due 09/15/15	1,570	1,603
Fannie Mae				Total Short-Term Investments
4.771% due 09/01/15	613		619	(cost $142,743)		143,011
Fannie Mae-Aces
Series 2013-M5 Class ASQ2				Total Investments 101.3%
0.595% due 08/25/15	423		422	(identified cost $1,187,108)		1,184,711
Series 2014-M2 Class ASQ2
0.478% due 09/25/15	370		370	Other Assets and Liabilities,
Ford Motor Credit Co. LLC
2.750% due 05/15/15	1,000		1,006	Net - (1.3%)		(14,902)
Freddie Mac REMICS				Net Assets - 100.0%		1,169,809
Series 2010-3640 Class JA
1.500% due 03/15/15	2		1
Goldman Sachs Group, Inc. (The)
3.300% due 05/03/15	2,935		2,955
International Lease Finance Corp.
4.875% due 04/01/15	3,200		3,216
JPMorgan Chase & Co.
Series GMTN
1.100% due 10/15/15	2,035		2,042
MetLife, Inc.
5.000% due 06/15/15	1,065		1,084
Morgan Stanley
0.733% due 10/15/15 (Ê)	2,390		2,394
5.375% due 10/15/15	2,675		2,759
National Rural Utilities Cooperative
Finance Corp.
1.900% due 11/01/15	805		814
Navient Corp.
3.875% due 09/10/15	1,255		1,263
Norske Skogindustrier ASA
6.125% due 10/15/15 (Þ)	535		503
Royal Bank of Scotland Group PLC
2.550% due 09/18/15	1,275		1,286
Russell U.S. Cash Management Fund	79,498,513	(8)	79,499
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/15	1,700		1,707
Symantec Corp.
2.750% due 09/15/15	1,485		1,501
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC
3.000% due 06/15/15	965		974
United States Treasury Notes
0.250% due 05/15/15	5,625		5,628
0.250% due 11/30/15	400		401
0.375% due 01/15/16	8,300		8,316
2.000% due 01/31/16	7,820		7,958
UnitedHealth Group, Inc.
0.850% due 10/15/15	1,560		1,565
Volvo Treasury AB

See accompanying notes which are an integral part of this quarterly report.
224 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
0.5%
Commercial Mortgage Asset Trust	03/26/13		760,000		117.17	891	830
Fannie Mae REMICS	08/17/07			76,922	99.08	76	75
Navient Private Education Loan Trust	10/15/14		400,000		100.93	404	405
NorthStar Mortgage Trust	01/29/15		2,957,405		100.13	2,961	2,958
Petroleos Mexicanos	01/15/15		1,680,000		99.93	1,679	1,686
							5,954
For a description of restricted securities see note 8 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
United States 2 Year Treasury Note Futures		1,069	USD	234,930	03/15		798
Short Positions
United States 5 Year Treasury Note Futures		559	USD	67,831	03/15		(1,272)
United States 10 Year Treasury Note Futures		300	USD	39,263	03/15		(1,412)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(1,886)

Foreign Currency Exchange Contracts
Amounts in  thousands

							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
	Counterparty		Sold		Bought	Settlement Date	$
Bank of America		USD	910	CAD	1,139	02/27/15	(14)
Bank of America		USD	2,460	CAD	3,079	02/27/15	(38)
Bank of America		USD	7,756	CHF	7,121	03/10/15	14
Bank of America		USD	941	JPY	110,790	02/27/15	3
Bank of America		GBP	1,890	USD	2,868	02/27/15	22
HSBC		NZD	3,193	USD	2,375	02/27/15	57
JPMorgan Chase		USD	737	MXN	10,857	02/27/15	(14)
Royal Bank of Canada		USD	6,246	CAD	7,236	02/05/15	(550)
Royal Bank of Canada		USD	5,938	CAD	7,581	03/10/15	24
Royal Bank of Canada		USD	6,358	GBP	4,079	02/05/15	(215)
Royal Bank of Canada		USD	6,228	NOK	48,577	02/05/15	59
Royal Bank of Canada		USD	6,525	NZD	8,373	02/05/15	(435)
Royal Bank of Canada		CAD	7,581	USD	5,941	02/05/15	(25)
Royal Bank of Canada		JPY	786,427	USD	6,561	02/05/15	(136)
Royal Bank of Canada		NOK	43,801	USD	5,915	02/05/15	246
Royal Bank of Canada		NOK	48,577	USD	6,222	03/10/15	(59)
Standard Chartered		USD	6,695	JPY	786,427	02/05/15	2
Standard Chartered		USD	6,032	NZD	8,373	03/10/15	39
Standard Chartered		CAD	5,991	USD	4,813	02/27/15	99
Standard Chartered		JPY	786,427	USD	6,697	03/10/15	(2)
Standard Chartered		NZD	8,373	USD	6,051	02/05/15	(39)
State Street		USD	297	CAD	345	02/05/15	(26)
State Street		USD	270	CAD	342	03/10/15	(1)
State Street		USD	189	GBP	121	02/05/15	(6)
State Street		USD	313	JPY	36,748	03/10/15	—
State Street		USD	118	NZD	163	03/10/15	—
State Street		CHF	521	USD	524	02/05/15	(43)

			See accompanying notes which are an integral part of this quarterly report.
						Russell Short Duration Bond Fund 225

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
	Amount			Amount				(Depreciation)
Counterparty	Sold			Bought		Settlement Date		$
State Street	GBP	4,200	USD		6,308	02/05/15		(18)
State Street	NOK	4,776	USD		636	02/05/15		18
State Street	NOK	903	USD		116	03/10/15		—
State Street	SEK	3,506	USD		448	02/05/15		24
State Street	SEK	1,392	USD		168	03/10/15		—
Westpac	USD	13,897	CHF		12,884	02/05/15		135
Westpac	USD	6,180	SEK		51,047	02/05/15		(11)
Westpac	CHF	12,363	USD		12,494	02/05/15		(972)
Westpac	CHF	12,884	USD		13,918	03/10/15		(139)
Westpac	SEK	47,542	USD		6,157	02/05/15		411
Westpac	SEK	51,047	USD		6,182	03/10/15		11
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(1,579)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
					Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate		Date	$
CDX NA High Yield Index	Goldman Sachs		USD	4,570		5.000%	12/20/19	256
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $233								256
I

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2			Level 3			Total
Long-Term Investments
Asset-Backed Securities	$—		$105,985			$4,054		$110,039
Corporate Bonds and Notes	—		192,664			—		192,664
International Debt	—		71,648			3,155		74,803
Loan Agreements	—		109,261			—		109,261
Mortgage-Backed Securities	—		243,807			2,044		245,851
Non-US Bonds	—		7,830			—		7,830
United States Government Treasuries	—		301,252			—		301,252
Short-Term Investments	—		143,011			—		143,011
Total Investments	—	1,175,458				9,253		1,184,711

Other Financial Instruments
Futures Contracts	(1,886)		—			—		(1,886)
Foreign Currency Exchange Contracts	(18)		(1,561)			—		(1,579)
Credit Default Swap Contracts	—		256			—		256
Total Other Financial Instruments*	$(1,904)		$(1,305)			$—		$(3,209)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

226 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Investments in which significant unobservable inputs (Level 3) were used in determining fair value for the period ended January 31,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 227

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

See accompanying notes which are an integral part of this quarterly report.

228 Russell Short Duration Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 95.5%
Alabama - 1.5%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,260
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	635
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,012
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue
Bonds(µ)	500	6.000	06/01/34	595
Birmingham Water Works Board Revenue Bonds(µ)	1,275	5.000	01/01/17	1,384
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,103
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,525
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	576
Limestone County Board of Education Special Tax Bonds	1,000	5.000	11/01/30	1,185
Limestone County Board of Education Special Tax Bonds	1,000	5.000	11/01/31	1,178
Mobile Board of Water & Sewer Commissioners Revenue Bonds	4,000	5.000	01/01/31	4,648
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,684
				20,785
Alaska - 0.1%
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	876
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	309
				1,185
Arizona - 2.5%
Apache County Industrial Development Authority Revenue Bonds	3,000	4.500	03/01/30	3,241
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,247
Arizona Health Facilities Authority Revenue Bonds	2,000	5.000	02/01/18	2,234
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,251
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,394
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,151
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,974
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,202
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,590
Navajo County Pollution Control Corp. Revenue Bonds(Ê)	2,000	0.450	06/01/34	2,000
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,882
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,276
Student & Academic Services LLC Revenue Bonds	200	5.000	06/01/26	241
Student & Academic Services LLC Revenue Bonds	425	5.000	06/01/27	509
Student & Academic Services LLC Revenue Bonds	390	5.000	06/01/28	463
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,690
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	955
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	2,056
Yavapai County Industrial Development Authority Revenue Bonds	350	4.625	03/01/22	361
				34,717
Arkansas - 0.1%
Arkansas Development Finance Authority Revenue Bonds	350	3.000	02/01/16	357
Henderson State University Revenue Bonds(µ)	850	2.000	11/01/16	869
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	234
Pulaski County Public Facilities Board Revenue Bonds	440	5.000	12/01/22	532
				1,992
California - 7.7%
Brentwood Infrastructure Financing Authority Special Assessment(µ)	1,000	5.000	09/02/29	1,182
Burbank Unified School District General Obligation Unlimited	1,125	5.000	08/01/26	1,363
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,649
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,122
California State Public Works Board Revenue Bonds	1,000	5.000	12/01/16	1,082
California Statewide Communities Development Authority Revenue Bonds	885	3.500	11/01/18	903
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,636
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,586
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,779

	See accompanying notes which are an integral part of this quarterly report.
			Russell Tax Exempt Bond Fund 229

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	08/01/34	1,163
California Watereuse Financie Authority Revenue Bonds	1,230	5.500	05/01/36	1,522
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	633
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,263
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	819
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	265
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,943
City of Vallejo California Water Revenue Bonds	2,755	5.250	05/01/27	3,350
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,735
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	240
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	604
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	152
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	528
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,294
Dinuba Redevelopment Agency Tax Allocation Bonds	590	5.000	09/01/33	679
El Monte Union High School District General Obligation Unlimited(µ)	4,750	5.500	06/01/34	5,573
Emeryville Redevelopment Agency Successor Agency Tax Allocation Bonds	1,980	5.000	09/01/20	2,380
Florin Resource Conservation District Revenue Bonds(µ)	300	4.000	09/01/17	320
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	495
Florin Resource Conservation District Revenue Bonds(µ)	100	5.000	09/01/23	121
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	546
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	823
Golden State Tobacco Securitization Corp. Revenue Bonds	3,955	4.500	06/01/27	3,867
Jurupa California Public Authority Special Tax Revenue Bonds	425	3.500	09/01/17	453
Kings River Conservation District Certificate Of Participation	340	5.000	05/01/15	344
Los Angeles Department of Water & Power Revenue Bonds	1,280	5.000	01/01/16	1,321
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,574
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,016
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	880
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	888
Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,649
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,247
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	1,038
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,717
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,186
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/16	1,060
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/17	1,102
State of California Department of Water Resources Power Supply Revenue Bonds	2,500	5.000	05/01/19	2,939
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	982
State of California Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	3,060
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	158
State of California General Obligation Unlimited(µ)	1,000	6.000	02/01/17	1,109
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,115
State of California General Obligation Unlimited(ae)	1,000	5.000	07/01/19	1,181
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	757
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,382
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,947
State of California General Obligation Unlimited	365	5.250	07/01/21	434
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,197
State of California General Obligation Unlimited	3,500	5.000	10/01/24	3,943
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,781
State of California General Obligation Unlimited	2,500	5.250	09/01/28	3,014
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,990
State of California General Obligation Unlimited	450	5.000	02/01/31	530
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,675
				106,286
Colorado - 1.9%
See accompanying notes which are an integral part of this quarterly report.
230 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,378
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,613
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,221
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,123
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,055
Colorado Regional Transportation District Certificates of Participation	6,725	5.000	06/01/27	7,981
Colorado State Educational & Cultural Facilities Authority Revenue Bonds	250	2.000	12/01/15	252
Colorado State Educational & Cultural Facilities Authority Revenue Bonds	300	2.000	12/01/16	308
Denver Convention Center Hotel Authority Revenue Bonds	1,265	5.000	12/01/35	1,308
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,883
E-470 Public Highway Authority Revenue Bonds(µ)	850	5.000	09/01/17	905
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,622
				26,649
Connecticut - 2.4%
City of Bridgeport General Obligation Unlimited	965	5.000	07/01/29	1,149
City of Hartford Connecticut General Obligation Unlimited(µ)	375	5.000	10/01/18	427
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,387
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,842
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,599
State of Connecticut General Obligation Unlimited	16,840	5.000	06/15/17	18,551
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,499
				33,454
Delaware - 0.2%
Delaware Transportation Authority Revenue Bonds(µ)(ae)	1,305	5.000	07/01/15	1,331
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,106
				2,437
District of Columbia - 0.1%
Metropolitan Washington Airports Authority Revenue Bonds	1,500	5.000	10/01/35	1,738

Florida - 7.3%
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	220
Citizens Property Insurance Corp. Revenue Bonds(µ)	1,000	5.000	03/01/15	1,004
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,820
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,886
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,956
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,977
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,210
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	856
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,350
City of Pembroke Pines Florida Revenue Bonds(µ)	1,000	5.000	10/01/16	1,074
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	519
City of Tampa Florida Revenue Bonds	1,000	4.000	09/01/33	1,062
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	2,035
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,527
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	4,221
County of Miami-Dade Florida Revenue Bonds	4,310	Zero coupon	10/01/35	1,886
County of Miami-Dade Florida Water & Sewer System Revenue Bonds(µ)	1,500	5.250	10/01/19	1,788
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	10,536
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,740
Florida Department of Children & Family Services Certificate Of Participation(µ)	1,175	5.000	10/01/15	1,212
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,113
JEA Electric System Revenue Bonds	645	5.000	10/01/20	771
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,107
Miami Beach Florida Health Facilities Revenue Bonds	200	4.000	11/15/16	213
Miami Beach Florida Health Facilities Revenue Bonds	125	4.000	11/15/18	138
Miami Beach Health Facilities Authority Revenue Bonds	1,280	5.000	11/15/29	1,479
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	399

	See accompanying notes which are an integral part of this quarterly report.
			Russell Tax Exempt Bond Fund 231

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	3,072
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,545
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,924
Palm Beach County Health Facilities Authority Revenue Bonds	1,000	3.000	12/01/17	1,054
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	1,013
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	6,030
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,825
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	833
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,063
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	3,605
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,386
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	8,369
				99,818
Georgia - 2.1%
City of Atlanta Department of Aviation Revenue Bonds	2,000	5.000	01/01/16	2,088
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,963
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,229
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,393
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,593
Municipal Electric Authority of Georgia Revenue Bonds(µ)	850	6.250	01/01/17	943
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,608
Private Colleges & Universities Authority Revenue Bonds	565	5.000	04/01/17	616
Private Colleges & Universities Authority Revenue Bonds	500	5.000	04/01/18	559
Private Colleges & Universities Authority Revenue Bonds	1,260	5.000	04/01/27	1,469
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,212
State of Georgia General Obligation Unlimited	10,590	5.000	07/01/17	11,719
				28,392
Guam - 0.7%
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,426
Guam Government Waterworks Authority Revenue Bonds	5,200	5.000	07/01/29	5,950
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,115
Territory of Guam General Obligation Unlimited	250	6.750	11/15/29	293
Territory of Guam Revenue Bonds	500	5.375	12/01/24	562
Territory of Guam Revenue Bonds	785	5.000	01/01/32	885
				10,231
Hawaii - 0.5%
City & County Honolulu Hawaii Wastewater System Revenue Bonds(µ)	1,500	5.000	07/01/19	1,704
Hawaii Housing & Community Development Corp. Revenue Bonds	25	3.700	01/01/22	26
State of Hawaii Department of Budget & Finance Revenue Bonds	2,910	5.000	07/01/27	3,543
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,000
				6,273
Idaho - 0.5%
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,511
Idaho Housing & Finance Association Revenue Bonds	1,665	5.250	07/15/26	1,889
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,927
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,122
				6,449
Illinois - 5.5%
Chicago O'Hare International Airport Revenue Bonds(µ)	1,000	5.000	01/01/19	1,041
Chicago Public Building Commission Revenue Bonds(µ)	1,580	5.250	12/01/18	1,764
City of Chicago Illinois General Obligation Unlimited(µ)	2,500	5.000	01/01/17	2,510
City of Chicago Illinois General Obligation Unlimited	1,500	5.000	01/01/24	1,636
City of Chicago Illinois General Obligation Unlimited(µ)	2,825	5.250	01/01/24	3,103
City of Chicago Illinois General Obligation Unlimited(µ)(Ê)	500	0.010	01/01/42	500
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,101
City of Chicago Illinois Midway Airport Revenue Bonds	4,160	5.000	01/01/34	4,817
City of Chicago Illinois Wastewater Transmission Revenue Bonds	600	5.000	01/01/18	668

See accompanying notes which are an integral part of this quarterly report.
232 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	592
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,150
City of Chicago Motor Fuel Tax Revenue Bonds	1,560	5.000	01/01/28	1,780
City of Chicago Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	818
City of Freeport Illinois General Obligation Unlimited(µ)	435	2.000	12/01/17	444
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	661
City of Peoria Illinois General Obligation Unlimited	625	5.000	01/01/22	696
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,880
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,004
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,145
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,128
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,125
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,124
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,651
Northern Illinois Municipal Power Agency Revenue Bonds(µ)	4,025	5.000	01/01/23	4,471
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,126
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,151
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,292
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,445
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,150
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,576
State of Illinois Revenue Bonds(µ)	1,000	5.000	06/15/16	1,062
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	15,045
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,250
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	566
State of Illinois Sports Facilities Authority Revenue Bonds	1,000	5.250	06/15/31	1,186
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds	2,300	5.000	12/15/15	2,396
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,320
Village of Bellwood Illinois General Obligation Unlimited	1,000	5.875	12/01/27	1,157
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,220	5.000	12/01/32	2,495
Village of Franklin Park Illinois General Obligation Unlimited(µ)	295	5.000	07/01/18	330
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	872
				76,228
Indiana - 0.4%
Ball State University Revenue Bonds(µ)	1,000	5.000	07/01/16	1,065
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,168
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,038
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,219
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,129
				5,619
Iowa - 0.5%
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,717
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,873
				6,590
Kansas - 0.4%
Seward County Unified School District General Obligation	4,000	5.000	09/01/30	4,695
Wichita Kansas Health Care Facilities Revenue Bonds	250	3.375	11/15/20	250
				4,945
Louisiana - 1.3%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,151
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,897
Louisiana State Public Facilities Authority Revenue Bonds	1,615	5.000	09/01/29	1,912
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,064
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	8,538
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,589
				17,151
Maryland - 0.4%

	See accompanying notes which are an integral part of this quarterly report.
			Russell Tax Exempt Bond Fund 233

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,587
County of Prince George's Maryland General Obligation Limited	1,000	5.000	07/15/16	1,068
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,370
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,055
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	465	5.000	05/15/48	471
				5,551
Massachusetts - 1.0%
City of Boston Massachusetts General Obligation Unlimited	4,675	5.000	03/01/21	5,725
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	967
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,085
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,806
Massachusetts Clean Water Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,167
				13,750
Michigan - 3.3%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,780
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,847
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	1,015	5.000	07/01/18	1,063
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	170	4.500	07/01/25	173
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,180
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,747
Michigan Finance Authority Revenue Bonds	1,500	5.000	06/01/19	1,649
Michigan Finance Authority Revenue Bonds	1,000	5.000	11/01/27	1,180
Michigan Financial Authority Revenue Bonds	4,655	5.000	07/01/28	5,339
Michigan Financial Authority Revenue Bonds	1,375	5.000	07/01/29	1,566
Michigan State Finance Authority Revenue Bonds	3,625	5.000	07/01/16	3,825
Michigan State Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,108
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,080
Michigan Strategic Fund Tax Allocation(Ê)	8,000	4.125	07/01/45	8,185
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,285	5.125	06/01/22	2,968
Royal Oak School District General Obligation Unlimited	1,025	5.000	05/01/17	1,122
Royal Oak School District General Obligation Unlimited	785	5.000	05/01/18	886
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	516
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,218
Wayne County Airport Authority Revenue Bonds(µ)	2,500	4.500	12/01/24	2,731
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	518
				44,681
Minnesota - 1.4%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,350
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,203
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,253
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,287
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	826
Elk River Independent School District No. 728 General Obligation Unlimited	5,175	4.000	02/01/15	5,175
Elk River Independent School District No. 728 General Obligation Unlimited	2,465	5.000	02/01/16	2,581
Minnesota Municipal Power Agency Revenue Bonds(ae)	2,220	5.250	10/01/15	2,294
State of Minnesota General Obligation Unlimited	1,990	5.000	06/01/17	2,197
				19,166
Mississippi - 0.3%
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	07/01/15	1,019
Mississippi Development Bank Special Obligation Revenue Bonds	1,000	5.000	04/01/28	1,187
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,717
				3,923
Missouri - 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	800	5.000	10/01/28	910
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	2,071
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,370
See accompanying notes which are an integral part of this quarterly report.
234 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	577
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,152
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,151
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	2,021
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds(µ)(Ê)	1,500	0.010	10/01/24	1,500
Missouri Highway & Transportation Commission Revenue Bonds(ae)	2,500	5.250	05/01/17	2,764
Nixa Public Schools General Obligation Unlimited Bond	500	5.000	03/01/33	579
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/17	104
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/18	106
Poplar Bluff R-I School District Certificate Of Participation(µ)	500	5.000	03/01/30	587
				14,892
Nebraska - 0.8%
Central Plains Energy Project Revenue Bonds	2,450	5.250	09/01/37	2,784
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,294
Nebraska Public Power District Revenue Bonds	3,795	5.000	01/01/28	4,470
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,168
				10,716
Nevada - 1.4%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,244
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,182
Clark County Department of Aviation Revenue Bonds(µ)	2,500	5.000	07/01/22	2,907
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,063
County of Clark Nevada Revenue Bonds	4,760	5.000	07/01/28	5,634
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,490
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	3,150
				18,670
New Jersey - 4.6%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/18	1,116
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,139
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,309
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/30	2,287
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/31	2,279
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	341
Casino Reinvestment Development Authority Revenue Bonds	700	5.000	11/01/18	776
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,085
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,039
New Jersey Economic Development Authority Revenue Bonds(µ)	1,500	5.500	06/15/16	1,607
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,811
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,165
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	87
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	06/15/22	2,323
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,350
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	842
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,132
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,115
New Jersey State Turnpike Authority Revenue Bonds	5,540	5.000	01/01/22	6,755
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,291
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,740
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	2,965
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)(ae)	1,500	5.000	06/15/15	1,526
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	1,000	5.000	12/15/16	1,079
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,131
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,120	5.250	06/15/30	1,269
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,750	5.500	06/15/31	4,372
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,386
Tobacco Settlement Financing Corp. Revenue Bonds	60	4.500	06/01/23	60
Tobacco Settlement Financing Corp. Revenue Bonds	2,030	4.625	06/01/26	1,951

	See accompanying notes which are an integral part of this quarterly report.
			Russell Tax Exempt Bond Fund 235

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,081
Tobacco Settlement Financing Corp. Revenue Bonds	3,000	4.750	06/01/34	2,371
				63,780
New Mexico - 0.2%
City of Albuquerque New Mexico General Obligation Unlimited	2,320	5.000	07/01/17	2,559
County of Taos New Mexico Revenue Bonds(µ)	750	3.000	04/01/17	769
				3,328
New York - 9.6%
Albany Industrial Development Agency Revenue Bonds	2,380	5.250	11/15/32	2,623
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,661
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	1,052
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,652
Chautauqua Tobacco Asset Securitization Corp. Revenue Bonds	1,700	3.125	06/01/22	1,702
City of New York General Obligation Unlimited Bond	2,550	5.000	08/01/21	3,100
City of New York General Obligation Unlimited Bond	2,445	5.000	08/01/22	3,005
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,318
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,759
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,519
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,116
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,721
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	10,090
Metropolitan Transportation Authority Revenue Bonds	2,075	5.000	11/15/27	2,491
Metropolitan Transportation Authority Revenue Bonds	4,015	5.000	11/15/28	4,893
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,714
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,630
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,603
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,030	5.000	02/01/15	3,030
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,154
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,500	5.000	11/15/18	2,888
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,073
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,641
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,669
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,122
New York Liberty Development Corp. Revenue Bonds	4,000	5.150	11/15/34	4,489
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,552
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,934
New York State Dormitory Authority Revenue Bonds	5	5.250	02/15/19	6
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,188
New York State Dormitory Authority Revenue Bonds	995	5.250	02/15/21	1,162
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	219
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,833
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	889
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	8,326
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	849
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	8,283
New York State Dormitory Authority Revenue Bonds	1,455	5.000	02/15/27	1,808
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,925
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	874
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,822
New York State Thruway Authority Revenue Bonds	2,300	5.000	03/15/19	2,678
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	14,475
New York State Thruway Authority Revenue Bonds	3,480	5.000	03/15/27	4,176
New York State Urban Development Corp. Revenue Bonds	2,500	5.000	03/15/17	2,736
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,063
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,227
Triborough Bridge & Tunnel Authority Revenue Bonds(Ê)	900	5.000	11/15/38	933
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,188
See accompanying notes which are an integral part of this quarterly report.
236 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,533
				132,394
North Carolina - 0.9%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	863
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	678
North Carolina Medical Care Commission Revenue Bonds	3,160	5.250	06/01/25	3,720
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	3,008
State of North Carolina Revenue Bonds	1,660	5.000	05/01/16	1,752
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,164
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,343
				12,528
North Dakota - 0.2%
Burleigh County Health Care Revenue Bonds	460	5.000	07/01/29	514
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,511
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	554
				2,579
Ohio - 5.5%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,200	5.125	06/01/24	4,479
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,000	5.375	06/01/24	875
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,400	5.875	06/01/30	2,081
City of Akron Ohio Revenue Bonds	1,000	5.000	12/01/24	1,207
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,142
City of Cincinnati Ohio General Obligation Unlimited	1,575	5.000	12/01/31	1,853
County of Hamilton Ohio Revenue Bonds	2,065	5.250	06/01/32	2,386
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,353
Cuyahoga County Ohio Certificates of Participation	14,065	5.000	12/01/27	16,792
Cuyahoga County Ohio Certificates of Participation	1,990	5.000	12/01/28	2,367
Kent State University Revenue Bonds(µ)	2,000	5.000	05/01/16	2,116
Lakewood City School District General Obligation	260	5.000	11/01/29	309
Lakewood City School District General Obligation	875	5.000	11/01/30	1,034
Lakewood City School District General Obligation	1,000	5.000	11/01/34	1,168
Middletown City School District General Obligation Unlimited	1,060	5.250	12/01/33	1,253
Middletown City School District General Obligation Unlimited	1,435	5.250	12/01/34	1,690
Ohio State Water Development Authority Revenue Bonds	3,845	5.250	06/01/16	4,097
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	7,456
Ohio State Water Development Authority Revenue Bonds	5,000	5.000	12/01/21	6,179
State of Ohio Revenue Bonds	4,105	5.000	06/15/16	4,356
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,283
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,418
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,157
				75,051
Oklahoma - 0.1%
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,157

Oregon - 0.4%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,282
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	650	5.000	10/01/19	701
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,455
				5,438
Pennsylvania - 4.8%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,143
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	994
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,308
Berks County Vocational Technical School Authority Revenue Bonds(µ)	1,260	5.000	06/01/15	1,273
Bethlehem Authority Revenue Bonds	1,000	4.000	11/15/16	1,054
Bethlehem Authority Revenue Bonds	1,000	5.000	11/15/17	1,103
City of Philadelphia Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	08/01/24	1,154

	See accompanying notes which are an integral part of this quarterly report.
			Russell Tax Exempt Bond Fund 237

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,764
Commonwealth of Pennsylvania General Obligation Unlimited	3,870	5.000	04/01/16	4,082
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,447
County of Allegheny Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	10/01/15	1,031
Dallas Area Municipal Authority University Revenue Bonds	430	4.000	05/01/18	464
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	665	5.000	11/01/25	774
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	970	5.000	11/01/26	1,122
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,290
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,313
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,735
Indiana County Hospital Authority Revenue Bonds	550	5.500	06/01/29	624
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,073
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,392
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	07/01/18	1,144
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,508
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,131
Pennsylvania Economic Development Financing Authority Revenue Bonds	4,460	5.000	01/01/23	4,650
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,111
Pennsylvania Higher Educational Facilities Authority Revenue Bonds(µ)	3,000	5.000	06/15/20	3,049
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,284
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,101
Pennsylvania State Public School Building Authority Revenue Bonds	1,000	5.000	06/15/28	1,164
Pennsylvania State Public School Building Authority Revenue Bonds	1,000	5.000	06/15/29	1,158
Philadelphia Authority for Industrial Development Revenue Bonds	1,000	5.875	06/15/22	1,064
Philadelphia Authority for Industrial Development Revenue Bonds(µ)(Ê)	1,000	0.010	03/01/27	1,000
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,142
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,295
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,472
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,337
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,194
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	250	3.000	08/01/17	261
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	245
				65,450
Puerto Rico - 3.6%
Commonwealth of Puerto Rico General Obligation Unlimited(ae)	620	5.250	07/01/16	664
Commonwealth of Puerto Rico General Obligation Unlimited	735	6.000	07/01/16	775
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	355	5.500	07/01/19	377
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	5,845	5.500	07/01/20	6,256
Commonwealth of Puerto Rico General Obligation Unlimited	1,380	5.500	07/01/21	1,473
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	950	5.250	07/01/27	960
Commonwealth of Puerto Rico General Obligation Unlimited	2,000	5.000	07/01/35	1,990
Government Development Bank for Puerto Rico Revenue Bonds(µ)	2,830	4.750	12/01/15	2,865
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds	250	5.000	07/01/15	253
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds	3,020	5.000	07/01/28	3,042
Puerto Rico Convention Center District Authority Revenue Bonds	1,400	5.000	07/01/18	1,411
Puerto Rico Electric Power Authority Revenue Bonds	5,000	5.500	07/01/15	5,080
Puerto Rico Electric Power Authority Revenue Bonds(µ)	2,105	5.500	07/01/16	2,205
Puerto Rico Electric Power Authority Revenue Bonds(µ)	215	4.000	07/01/23	209
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,350	5.000	07/01/26	1,350
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	192
Puerto Rico Highways & Transportation Authority Revenue Bonds	300	4.125	07/01/18	297
Puerto Rico Highways & Transportation Authority Revenue Bonds	55	5.500	07/01/19	58
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.500	07/01/22	1,022
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	500	5.500	07/01/26	547
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	135	5.000	07/01/27	135
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	740

See accompanying notes which are an integral part of this quarterly report.
238 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Highways & Transportation Authority Revenue Bonds	360	5.500	07/01/29	358
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	187
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	1,964
Puerto Rico Infrastructure Finance Authority Revenue Bonds(µ)	625	5.500	07/01/17	637
Puerto Rico Infrastructure Finance Authority Revenue Bonds	2,225	5.500	07/01/27	2,231
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	985	5.500	07/01/23	1,006
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	405	5.500	07/01/24	413
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	475	5.500	07/01/25	482
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,500	5.500	07/01/26	1,510
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,050	5.000	08/01/27	3,058
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	118
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,130	5.500	07/01/16	3,199
Puerto Rico Public Buildings Authority Revenue Bonds	2,100	5.500	07/01/17	2,160
University of Puerto Rico Revenue Bonds	100	5.000	06/01/23	99
				49,323
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,500	5.000	09/01/22	1,866

South Carolina - 0.6%
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,171
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,082
Spartanburg Regional Health Services Bonds	5,560	5.000	04/15/32	6,352
				8,605
South Dakota - 0.1%
Harrisburg School District No. 41-2 General Obligation Unlimited	1,100	5.000	07/15/33	1,264

Tennessee - 0.7%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	1,800	5.000	10/01/25	1,815
Chattanooga Industrial Development Board Revenue Bonds(µ)	4,000	5.000	10/01/30	4,379
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	731
City of Memphis Tennessee Electric System Revenue Bonds	1,135	5.000	12/01/15	1,180
Shelby County Health Educational & Housing Facilities Board Revenue Bonds(µ)(Ê)	1,400	0.030	06/01/42	1,400
				9,505
Texas - 10.2%
Arlington Texas Higher Education Finance Corp. Revenue Bonds	200	5.875	03/01/24	214
Arlington Texas Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,239
Arlington Texas Higher Education Finance Corp. Revenue Bonds	525	6.625	03/01/29	557
Canadian River Municipal Water Authority Corp. Revenue Bonds(µ)(ae)	1,215	5.000	02/15/16	1,275
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	602
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/24	611
City of Beaumont Texas Waterworks & Sewer System Revenue Bonds	425	4.000	09/01/18	468
City of Bryan Texas Electric System Revenue Bonds	1,000	5.000	07/01/15	1,019
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	2,026
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,620
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,460
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,662
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	1,057
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,195
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,799
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,668
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,126
Clifton Higher Education Finance Corp. Revenue Bonds	300	2.250	08/15/15	302
Clifton Higher Education Finance Corp. Revenue Bonds	300	2.350	08/15/16	305
Clifton Higher Education Finance Corp. Revenue Bonds	425	3.000	08/15/17	450
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	443
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,290
County of Fort Bend Texas General Obligation Limited(µ)	1,000	5.000	03/01/16	1,051
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,004
	See accompanying notes which are an integral part of this quarterly report.
			Russell Tax Exempt Bond Fund 239

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	303
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	216
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	270
Dallas/Fort Worth International Airport Revenue Bonds	1,700	5.000	11/01/26	1,993
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,228
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,442
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	2,116
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,821
Dallas-Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	4,047
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,388
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,097
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	815
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,595
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,192
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	890
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,667
Houston Independent School District General Obligation Limited	1,250	4.000	02/15/16	1,299
Karnes County Hospital District Revenue Bonds	1,100	4.000	02/01/19	1,182
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,255
Lower Colorado River Authority Revenue Bonds	5	5.000	05/15/16	5
Lower Colorado River Authority Revenue Bonds	3,585	5.500	05/15/31	4,343
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	646
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	746
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	199
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	555
North Texas Tollway Authority Revenue Bonds(ae)(Ê)	1,235	5.750	01/01/16	1,298
North Texas Tollway Authority Revenue Bonds(ae)	840	6.000	01/01/18	968
North Texas Tollway Authority Revenue Bonds	120	6.000	01/01/24	136
North Texas Tollway Authority Revenue Bonds	3,530	5.000	01/01/31	4,105
Reagan Hospital District County of Reagan General Obligation Bonds	860	2.500	02/01/19	889
Reagan Hospital District County of Reagan General Obligation Bonds	910	3.250	02/01/21	972
Reagan Hospital District County of Reagan General Obligation Bonds	485	3.750	02/01/23	529
Reagan Hospital District County of Reagan General Obligation Bonds	500	5.000	02/01/29	574
Reagan Hospital District County of Reagan General Obligation Bonds	3,000	5.000	02/01/34	3,384
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,612
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,613
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	2,500	2.500	12/01/18	2,569
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	7,257
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,411
Texas A&M University Revenue Bonds	1,000	5.000	05/15/15	1,014
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	1,040
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,999
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds	4,700	6.250	12/15/26	5,993
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,773
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,553
Texas Public Finance Authority Revenue Bonds	10,560	5.000	01/01/17	11,470
Texas Public Finance Authority Revenue Bonds	10,985	4.000	07/01/17	11,732
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	400	4.000	08/15/16	421
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	445	4.000	08/15/17	481
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	332
Texas Transportation Commission State Highway Fund Revenue Bonds(ae)	2,500	5.000	04/01/16	2,641
West Harris County Regional Water Authority Revenue Bonds	250	4.000	12/15/17	273
				139,792
Utah - 0.5%
County of Salt Lake Reseach Facility Authority Revenue Bonds	2,000	5.000	12/01/33	2,158
Intermountain Power Agency Revenue Bonds	2,000	5.000	07/01/16	2,131
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	557
See accompanying notes which are an integral part of this quarterly report.
240 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,403
				6,249
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	644

Virgin Islands - 1.3%
Virgin Islands Public Finance Authority Revenue Bonds	5,000	5.000	10/01/18	5,545
Virgin Islands Public Finance Authority Revenue Bonds	1,000	4.000	10/01/22	1,051
Virgin Islands Public Finance Authority Revenue Bonds	7,400	5.000	10/01/29	8,379
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	758
Virgin Islands Public Finance Authority Revenue Bonds	2,110	6.750	10/01/37	2,464
				18,197
Virginia - 1.3%
Bon Secours Health System, Inc. Obligated Group Revenue Bonds	1,480	5.000	11/01/30	1,703
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	749
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,148
County of Fairfax Virginia General Obligation Unlimited	3,000	5.000	04/01/18	3,405
Virginia College Building Authority Revenue Bonds	2,350	5.000	02/01/22	2,899
Virginia Commonwealth Transportation Board Revenue Bonds	1,950	5.000	03/15/18	2,200
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,107
Virginia Resources Authority Revenue Bonds	3,795	5.000	11/01/21	4,690
				17,901
Washington - 3.4%
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,706
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,549
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,095
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,351
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,060	3.750	09/01/19	1,103
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,000	4.500	09/01/22	1,079
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,250
Pierce County School District No. 3 Puyallup General Obligation Unlimited(µ)(ae)	1,000	5.000	12/01/15	1,040
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,176
Snohomish County School District No. 15 Edmonds General Obligation Unlimited(µ)(ae)	2,000	5.000	06/01/16	2,124
State of Washington General Obligation Unlimited	10,445	5.000	07/01/17	11,548
State of Washington General Obligation Unlimited	5,820	5.000	02/01/23	7,259
State of Washington Revenue Bonds	8,000	5.000	09/01/20	9,520
Washington Health Care Facilities Authority Revenue Bonds	270	5.000	03/01/18	300
Washington State Health Care Facilities Authority Revenue Bonds	700	5.000	07/01/30	821
				46,921
West Virginia - 0.2%
Mason County Pollution Control Revenue Bonds	1,000	1.625	10/01/22	1,011
West Virginia University Revenue Bonds	1,350	5.000	10/01/21	1,640
				2,651
Wisconsin - 1.6%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000	5.500	12/01/30	4,884
State of Wisconsin General Obligation	4,250	5.000	11/01/20	5,144
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500	5.000	07/01/19	1,752
Wisconsin Department of Transportation Revenue Bonds	5,950	5.000	07/01/22	7,386
Wisconsin Public Finance Authority Revenue Bonds	1,250	5.125	11/15/29	1,280
Wisconsin School Districts Temporary Borrowing Program Revenue Notes	2,000	1.000	10/09/15	2,011
				22,457
Wyoming - 0.2%
County of Laramie Wyoming Revenue Bonds	1,000	4.000	05/01/22	1,116
County of Sweetwater Wyoming Revenue Bonds	1,000	5.000	12/15/16	1,078
County of Sweetwater Wyoming Revenue Bonds	1,000	5.000	12/15/18	1,110
				3,304
Total Municipal Bonds (cost $1,245,202)				1,312,672

	See accompanying notes which are an integral part of this quarterly report.
			Russell Tax Exempt Bond Fund 241

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$

Short-Term Investments - 4.5%
Russell U.S. Cash Management Fund	61,802,684	(8)			61,803
Total Short-Term Investments (cost $61,803)					61,803

Total Investments 100.0% (identified cost $1,307,005)					1,374,475
Other Assets and Liabilities, Net - 0.0%					149
Net Assets - 100.0%					1,374,624

See accompanying notes which are an integral part of this quarterly report.

242 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Municipal Bonds
Alabama	$—	$20,785	$—	$20,785
Alaska	—	1,185	—	1,185
Arizona	—	34,717	—	34,717
Arkansas	—	1,992	—	1,992
California	—	106,286	—	106,286
Colorado	—	26,649	—	26,649
Connecticut	—	33,454	—	33,454
Delaware	—	2,437	—	2,437
District of Columbia	—	1,738	—	1,738
Florida	—	99,818	—	99,818
Georgia	—	28,392	—	28,392
Guam	—	10,231	—	10,231
Hawaii	—	6,273	—	6,273
Idaho	—	6,449	—	6,449
Illinois	—	76,228	—	76,228
Indiana	—	5,619	—	5,619
Iowa	—	6,590	—	6,590
Kansas	—	4,945	—	4,945
Louisiana	—	17,151	—	17,151
Maryland	—	5,551	—	5,551
Massachusetts	—	13,750	—	13,750
Michigan	—	44,681	—	44,681
Minnesota	—	19,166	—	19,166
Mississippi	—	3,923	—	3,923
Missouri	—	14,892	—	14,892
Nebraska	—	10,716	—	10,716
Nevada	—	18,670	—	18,670
New Jersey	—	63,780	—	63,780
New Mexico	—	3,328	—	3,328
New York	—	132,394	—	132,394
North Carolina	—	12,528	—	12,528
North Dakota	—	2,579	—	2,579
Ohio	—	75,051	—	75,051
Oklahoma	—	1,157	—	1,157
Oregon	—	5,438	—	5,438
Pennsylvania	—	65,450	—	65,450
Puerto Rico	—	49,323	—	49,323
Rhode Island	—	1,866	—	1,866
South Carolina	—	8,605	—	8,605
South Dakota	—	1,264	—	1,264
Tennessee	—	9,505	—	9,505
Texas	—	139,792	—	139,792
Utah	—	6,249	—	6,249
Vermont	—	644	—	644
Virgin Islands	—	18,197	—	18,197
Virginia	—	17,901	—	17,901
Washington	—	46,921	—	46,921
West Virginia	—	2,651	—	2,651
Wisconsin	—	22,457	—	22,457
Wyoming	—	3,304	—	3,304
Short-Term Investments	—	61,803	—	61,803
Total Investments	$—	$1,374,475	$—	$1,374,475

		See accompanying notes which are an integral part of this quarterly report.
			Russell Tax Exempt Bond Fund 243

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

244 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Commodity Strategies Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount (∞)		Value
	or Shares		$
Short-Term Investments - 92.5%
Russell U.S. Cash Management Fund	829,128,095	(∞)	829,128
United States Treasury Bills
Zero coupon due 02/19/15	30,500		30,500
Total Short-Term Investments
(cost $859,627)			859,628

Total Investments 92.5%
(identified cost $859,627)			859,628

Other Assets and Liabilities,
Net - 7.5%			70,108

Net Assets - 100.0%			929,736

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 245

Russell Investment Company Russell Commodity Strategies Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Natural Gas Futures	219	USD	5,893	02/15	(1,703)
Short Positions
Natural Gas Futures	219	USD	5,944	04/15	1,303
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(400)

Index Swap Contracts (*)
Amounts in thousands

Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Bloomberg Aluminum Subindex	Merrill Lynch	USD	1,161	04/02/15	—
Bloomberg Aluminum Subindex	Merrill Lynch	USD	1,136	04/02/15	—
Bloomberg Aluminum Subindex	Merrill Lynch	USD	2,287	04/02/15	—
Bloomberg Aluminum Subindex	Merrill Lynch	USD	2,199	04/02/15	—
Bloomberg Brent Crude Subindex	Merrill Lynch	USD	6,227	04/02/15	—
Bloomberg Brent Crude Subindex	Merrill Lynch	USD	6,080	04/02/15	—
Bloomberg Brent Crude Subindex	Merrill Lynch	USD	687	04/02/15	—
Bloomberg Coffee Subindex	Merrill Lynch	USD	754	04/02/15	—
Bloomberg Coffee Subindex	UBS	USD	1,014	02/25/15	—
Bloomberg Coffee Subindex	UBS	USD	977	02/25/15	—
Bloomberg Commodity Index 2 Month Forward Total Return	BNP Paribas	USD	15,600	02/25/15	87
Bloomberg Commodity Index 2 Month Forward Total Return	Morgan Stanley	USD	27,175	02/25/15	152
Bloomberg Commodity Index 2 Month Forward Total Return	Societe Generale	USD	26,554	02/25/15	149
Bloomberg Commodity Index 2 Month Forward Total Return	UBS	USD	15,162	02/25/15	85
Bloomberg Commodity Index	Merrill Lynch	USD	12,600	03/02/15	—
Bloomberg Commodity Index	Merrill Lynch	USD	19,903	03/02/15	—
Bloomberg Commodity Index	Merrill Lynch	USD	8,757	03/02/15	—
Bloomberg Commodity Index	Merrill Lynch	USD	5,558	03/04/15	—
Bloomberg Commodity Index	UBS	USD	4,101	03/04/15	—
Bloomberg Commodity Index	UBS	USD	48,296	03/04/15	—
Bloomberg Commodity Index	UBS	USD	5,279	03/04/15	—
Bloomberg Commodity Index	UBS	USD	50,712	03/04/15	—
Bloomberg Commodity Index	UBS	USD	43,155	03/04/15	—
Bloomberg Commodity Index Total Return	BNP Paribas	USD	22,556	02/25/15	133
Bloomberg Commodity Index Total Return	Morgan Stanley	USD	5,536	02/25/15	32
Bloomberg Commodity Index Total Return	Societe Generale	USD	11,823	02/25/15	70
Bloomberg Commodity Index Total Return	UBS	USD	17,965	02/25/15	106
Bloomberg Copper Subindex	Merrill Lynch	USD	1,617	04/02/15	—
Bloomberg Copper Subindex	Merrill Lynch	USD	2,325	04/02/15	—
Bloomberg Copper Subindex	Merrill Lynch	USD	1,227	04/02/15	—
Bloomberg Copper Subindex	Merrill Lynch	USD	1,087	04/02/15	—
Bloomberg Copper Subindex	UBS	USD	1,806	08/13/15	—
Bloomberg Corn Subindex	Merrill Lynch	USD	1,748	04/02/15	—
Bloomberg Cotton Subindex	Merrill Lynch	USD	1,170	04/02/15	—
Bloomberg Cotton Subindex	Merrill Lynch	USD	714	04/02/15	—
Bloomberg Gold Subindex	Merrill Lynch	USD	4,920	03/16/15	—
Bloomberg Gold Subindex	Merrill Lynch	USD	4,253	03/16/15	—
Bloomberg Gold Subindex	Merrill Lynch	USD	3,952	03/16/15	—
Bloomberg Gold Subindex	Merrill Lynch	USD	813	03/16/15	—
Bloomberg Gold Subindex	Merrill Lynch	USD	1,135	03/16/15	—
Bloomberg Heat Oil Subindex	Merrill Lynch	USD	3,682	07/15/15	—
Bloomberg Kansas Wheat Subindex	Merrill Lynch	USD	1,039	04/02/15	—
Bloomberg Kansas Wheat Subindex	Merrill Lynch	USD	635	04/02/15	—
Bloomberg Lean Hogs Subindex	Merrill Lynch	USD	1,033	04/02/15	—
Bloomberg Lean Hogs Subindex	Merrill Lynch	USD	694	04/02/15	—
Bloomberg Lean Hogs Subindex	UBS	USD	974	03/11/15	—
Bloomberg Live Cattle Subindex	Merrill Lynch	USD	2,390	04/02/15	—

See accompanying notes which are an integral part of this quarterly report.

246 Russell Commodity Strategies Fund

Russell Investment Company Russell Commodity Strategies Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Index Swap Contracts (*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Bloomberg Live Cattle Subindex	Merrill Lynch	USD	1,012	04/02/15	—
Bloomberg Live Cattle Subindex	Merrill Lynch	USD	367	04/02/15	—
Bloomberg Live Cattle Subindex	Merrill Lynch	USD	740	04/02/15	—
Bloomberg Live Cattle Subindex	Merrill Lynch	USD	739	04/02/15	—
Bloomberg Natural Gas Subindex	Merrill Lynch	USD	1,094	04/02/15	—
Bloomberg Natural Gas Subindex	Merrill Lynch	USD	1,989	04/02/15	—
Bloomberg Natural Gas Subindex	Merrill Lynch	USD	775	04/02/15	—
Bloomberg Natural Gas Subindex	Merrill Lynch	USD	175	04/02/15	—
Bloomberg Natural Gas Subindex	Merrill Lynch	USD	478	04/02/15	—
Bloomberg Natural Gas Subindex	UBS	USD	938	02/20/15	—
Bloomberg Nickel Subindex	Merrill Lynch	USD	4,887	07/15/15	—
Bloomberg Platinum Subindex	Merrill Lynch	USD	2,644	04/02/15	—
Bloomberg Platinum Subindex	Merrill Lynch	USD	1,712	04/02/15	—
Bloomberg Platinum Subindex	Merrill Lynch	USD	1,825	04/02/15	—
Bloomberg Platinum Subindex	Merrill Lynch	USD	702	04/02/15	—
Bloomberg Platinum Subindex	Merrill Lynch	USD	844	04/02/15	—
Bloomberg Platinum Subindex	Merrill Lynch	USD	7,478	04/02/15	—
Bloomberg Platinum Subindex	Merrill Lynch	USD	1,432	04/02/15	—
Bloomberg Silver Subindex	Merrill Lynch	USD	3,121	03/16/15	—
Bloomberg Soybean Oil Subindex	Merrill Lynch	USD	875	04/02/15	—
Bloomberg Soybean Oil Subindex	Merrill Lynch	USD	1,150	04/02/15	—
Bloomberg Soybean Oil Subindex	Merrill Lynch	USD	1,172	04/02/15	—
Bloomberg SoyMeal Subindex	Merrill Lynch	USD	1,269	04/02/15	—
Bloomberg SoyMeal Subindex	Merrill Lynch	USD	1,099	04/02/15	—
Bloomberg SoyMeal Subindex	Merrill Lynch	USD	771	04/02/15	—
Bloomberg SoyMeal Subindex	UBS	USD	800	09/21/15	—
Bloomberg Sugar Subindex	Merrill Lynch	USD	2,904	04/02/15	—
Bloomberg Sugar Subindex	Merrill Lynch	USD	1,215	04/02/15	—
Bloomberg Sugar Subindex	Merrill Lynch	USD	1,269	04/02/15	—
Bloomberg Sugar Subindex	Merrill Lynch	USD	754	04/02/15	—
Bloomberg Sugar Subindex	UBS	USD	756	02/25/15	—
Bloomberg Unleaded Gasoline Subindex	Merrill Lynch	USD	657	04/02/15	—
Bloomberg Unleaded Gasoline Subindex	Merrill Lynch	USD	1,250	04/02/15	—
Bloomberg Unleaded Gasoline Subindex	UBS	USD	1,414	03/27/15	—
Bloomberg WTI Crude Oil Subindex 6 Month Forward	UBS	USD	3,187	08/27/15	—
Bloomberg WTI Crude Oil Subindex 6 Month Forward	UBS	USD	4,698	08/27/15	—
Bloomberg Zinc Subindex	Merrill Lynch	USD	426	03/30/15	—
Bloomberg Zinc Subindex	Merrill Lynch	USD	695	03/30/15	—
Bloomberg Zinc Subindex	Merrill Lynch	USD	2,688	03/30/15	—
Bloomberg Zinc Subindex	Merrill Lynch	USD	463	03/30/15	—
Bloomberg Zinc Subindex	Merrill Lynch	USD	163	03/30/15	—
Bloomberg Zinc Subindex	UBS	USD	1,837	08/13/15	—
Cargill Pro-Alpha Index	Cargill	USD	178,368	03/31/15	(8,383)
GSCI Custom BIN1 Strategy Index	Goldman Sachs	USD	44,745	02/27/15	—
Macquarie Commodity Customized Product 112T	Macquarie	USD	31,194	02/25/15	152
Merrill Lynch Commodities Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	4,524	04/02/15	—
Merrill Lynch Commodities Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	4,243	04/02/15	—
Merrill Lynch Commodities Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	3,681	04/02/15	—
Merrill Lynch Commodities Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	4,066	04/02/15	—
Merrill Lynch Commodities Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	991	04/02/15	—
Merrill Lynch Commodity Index eXtra CS2T	Bank of America	USD	27,664	02/25/15	136
Merrill Lynch Commodity Index eXtra GA6 WTI Excess Return	Merrill Lynch	USD	1,570	04/02/15	—
Russell CoreCommodity Diversified I Index	Newedge	USD	141,882	09/09/31	2,974
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					(4,307)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of January 31, 2015 ranged from 0.00% to 0.35%. The floating rate fees ranged from 0.14% to 0.30%.

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 247

Russell Investment Company Russell Commodity Strategies Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$859,628	$—	$859,628
Total Investments	—	859,628	—	859,628

Other Financial Instruments
Futures Contracts	(400)	—	—	(400)
Index Swap Contracts	—	(4,307)	—	(4,307)
Total Other Financial Instruments*	$(400)	$(4,307)	$—	$(4,707)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

248 Russell Commodity Strategies Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.9%			Empresa Nacional de Electricidad SA
Australia - 8.7%			- ADR(Ñ)	40,783	1,741
APA Group	451,397	2,859	Enersis SA - ADR	158,340	2,415
Asciano, Ltd.	2,768,849	12,883			6,823
Aurizon Holdings, Ltd.	633,563	2,421
AusNet Services(Æ)	6,344,084	6,885	China - 2.3%
DUET Group	6,523,874	12,675	COSCO Pacific, Ltd.	13,007,055	18,823
Macquarie Atlas Roads Group	2,418,077	5,540	ENN Energy Holdings, Ltd.	1,360,000	8,048
Spark Infrastructure Group	4,968,558	8,232	Jiangsu Expressway Co., Ltd. Class H	7,023,945	8,713
Sydney Airport	1,446,248	5,588	Sinopec Kantons Holdings, Ltd.	2,540,424	2,012
Transurban Group - ADR(Æ)	13,019,240	93,291	Towngas China Co., Ltd.	2,887,881	2,520
		150,374			40,116

Austria - 0.2%			France - 8.8%
Flughafen Wien AG	44,179	3,837	Aeroports de Paris	157,239	18,891
Oesterreichische Post AG	4,159	206	Eutelsat Communications SA	642,927	22,091
		4,043	GDF Suez(Þ)	656,021	14,593
			Groupe Eurotunnel SE	3,513,154	47,212
Belgium - 0.2%			Rubis SCA	305,473	17,730
bpost SA	63,731	1,678	Suez Environnement Co.	132,698	2,438
Elia System Operator SA	21,361	937	Vinci SA	571,263	30,184
		2,615			153,139

Bermuda - 0.3%			Germany - 2.3%
Beijing Enterprises Water Group, Ltd.	4,802,668	3,164	E.ON SE	1,204,160	18,647
Brookfield Renewable Energy Partners,			Fraport AG Frankfurt Airport Services
LP	23,395	752	Worldwide	337,085	20,645
China Everbright Water, Ltd.(Æ)(Ñ)	1,319,633	1,103			39,292
		5,019
			Hong Kong - 3.1%
Brazil - 1.2%			APT Satellite Holdings, Ltd.(Æ)	667,498	909
Alupar Investimento SA	146,191	1,035	Beijing Enterprises Holdings, Ltd.	416,211	3,179
CCR SA	1,082,246	6,163	Cheung Kong Infrastructure Holdings,
Cia de Saneamento Basico do Estado de			Ltd.	297,731	2,445
Sao Paulo - ADR(Æ)	1,326,091	6,445	China Everbright International, Ltd.	3,306,736	4,870
CPFL Energias Renovaveis SA(Æ)	98,513	424	China Merchants Holdings International
Light SA	230,488	1,216	Co., Ltd.	9,110,176	33,377
Ultrapar Participacoes SA	123,012	2,430	Hong Kong & China Gas Co., Ltd.	589	1
Wilson Sons, Ltd. Class BDR	207,661	2,361	MTR Corp., Ltd.	184,204	815
		20,074	Power Assets Holdings, Ltd.	843,713	8,818
					54,414
Canada - 7.0%
AltaGas, Ltd. - ADR	91,557	3,094	India - 0.3%
Brookfield Infrastructure Partners, LP	77,736	3,262	Bharti Infratel, Ltd.(Æ)	217,860	1,273
Canadian Pacific Railway, Ltd.	7,776	1,355	Power Grid Corp. of India, Ltd.	1,737,863	4,150
Canadian Utilities, Ltd. Class A(Ñ)	36,532	1,211			5,423
Emera, Inc.	46,161	1,510
Enbridge, Inc.	840,709	40,720	Indonesia - 0.2%
Fortis, Inc.	167,260	5,517	Jasa Marga Persero Tbk PT	3,028,505	1,703
Gibson Energy, Inc.	51,468	916	Tower Bersama Infrastructure Tbk PT	2,091,914	1,554
Pembina Pipeline Corp.	366,272	11,380			3,257
Progressive Waste Solutions, Ltd.	46,626	1,330
TransAlta Renewables, Inc.(Ñ)	100,695	1,010	Italy - 8.9%
TransCanada Corp.(Ñ)	962,120	42,806	ASTM SpA	138,586	1,740
Veresen, Inc.	94,961	1,208	Atlantia SpA	3,173,284	81,672
Westshore Terminals Investment Corp.	241,669	6,086	Ei Towers SpA(Æ)	36,798	1,825
		121,405	Enel SpA	1,867,409	8,443
			Hera SpA	4,134,969	10,132
Chile - 0.4%			RAI Way SpA(Æ)(Þ)	692,673	2,698
Aguas Andinas SA Class A	4,656,948	2,667	Snam Rete Gas SpA	4,333,823	21,159

			See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Societa Iniziative Autostradali e Servizi			REN - Redes Energeticas Nacionais
SpA	644,843	6,449	SGPS SA	389,692	1,108
Terna Rete Elettrica Nazionale SpA	4,583,308	20,049			5,453
		154,167
			Singapore - 1.2%
Japan - 4.3%			CitySpring Infrastructure Trust(Æ)(Ñ)	3,693,136	1,487
Chubu Electric Power Co., Inc.	87,066	1,151	ComfortDelGro Corp., Ltd.	686,759	1,455
East Japan Railway Co.	184,882	14,284	Hutchison Port Holdings Trust Class U	16,269,709	11,610
Japan Airport Terminal Co., Ltd.	93,162	4,189	Keppel Infrastructure Trust(Æ)(Ñ)	868,188	687
Kamigumi Co., Ltd.	2,034,027	20,295	Parkway Life Real Estate Investment
Kansai Electric Power Co., Inc. (The)	86,900	840	Trust(Æ)(ö)	1,164,709	2,091
Osaka Gas Co., Ltd.	83,187	328	SATS, Ltd.	727,644	1,591
Toho Gas Co., Ltd.	1,016,582	5,530	Singapore Post, Ltd.	1,545,765	2,442
Tokyo Gas Co., Ltd.	4,133,385	24,660			21,363
West Japan Railway Co.	43,701	2,248
		73,525	South Korea - 0.1%
			Korea Electric Power Corp.(Æ)	19,099	745
Luxembourg - 1.2%			Macquarie Korea Infrastructure Fund	233,830	1,571
SES SA	584,379	21,309			2,316

Malaysia - 0.4%			Spain - 4.0%
Petronas Gas BHD	451,942	2,762	Abertis Infraestructuras SA	1,843,805	36,108
Westports Holdings BHD	4,631,971	4,460	Enagas SA	269,863	8,560
		7,222	Endesa SA - ADR	97,459	1,942
			Ferrovial SA	391,173	7,749
Marshall Islands - 0.1%			Iberdrola SA	1,678,191	11,579
Teekay Corp.	48,221	2,041	Red Electrica Corp. SA	34,009	2,895
					68,833
Mexico - 1.5%
Grupo Aeroportuario del Centro Norte			Switzerland - 2.0%
Sab de CV - ADR(Æ)	27,796	1,030	Flughafen Zuerich AG	50,828	34,633
Grupo Aeroportuario del Pacifico SAB de
CV - ADR	107,859	7,163	United Kingdom - 6.1%
Grupo Aeroportuario del Sureste SAB de			Abengoa Yield PLC	23,549	775
CV - ADR(Æ)	64,778	8,480	BBA Aviation PLC	2,403,488	12,264
Infraestructura Energetica Nova SAB			Inmarsat PLC	143,152	1,797
de CV	467,810	2,222	National Grid PLC	2,093,788	29,448
OHL Mexico SAB de CV(Æ)	1,299,303	2,467	National Grid PLC - ADR(Ñ)	189,514	13,330
Promotora y Operadora de			Pennon Group PLC(Ñ)	839,232	11,226
Infraestructura SAB de CV(Æ)	404,997	4,301	Scottish & Southern Energy PLC	1,332,477	32,265
		25,663	Severn Trent PLC Class H	51,850	1,680
			Shanks Group PLC	666,022	987
Netherlands - 0.8%			United Utilities Group PLC	137,651	2,127
Koninklijke Vopak NV	247,405	13,838			105,899

New Zealand - 0.7%			United States - 30.8%
Auckland International Airport, Ltd.(Æ)	1,912,796	6,177	AES Corp.	1,182,963	14,456
Infratil, Ltd.	726,303	1,668	AGL Resources, Inc.	109,348	1,204
Port of Tauranga, Ltd.(Ñ)	285,701	3,685	Alliant Energy Corp.	252,249	17,307
		11,530	American Tower Corp. Class A(ö)	117,000	11,343
			American Water Works Co., Inc.	129,444	7,267
Norway - 0.0%			Atmos Energy Corp.	164,651	9,370
Hafslund ASA Class B	69,312	471	California Water Service Group	65,400	1,605

Philippines - 0.5%			CenterPoint Energy, Inc.	72,208	1,667
International Container Terminal			Cheniere Energy, Inc.(Æ)	35,482	2,533
Services, Inc.	3,519,778	9,079	CMS Energy Corp.	304,927	11,505
			Connecticut Water Service, Inc.	56,257	2,023
Portugal - 0.3%			Corrections Corp. of America(ö)	77,854	3,061
Energias de Portugal SA	808,813	3,077	Covanta Holding Corp.	201,707	4,123
Energias de Portugal SA	333,465	1,268	Crown Castle International Corp.(ö)	119,713	10,356

See accompanying notes which are an integral part of this quarterly report.
250 Russell Global Infrastructure Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal		Fair
	Amount ($)		Value			Amount ($)		Value
	or Shares		$			or Shares		$
CSX Corp.	386,518		12,871		Total Short-Term Investments
Digital Realty Trust, Inc.(ö)	15,824		1,154		(cost $32,589)			32,589
Dominion Midstream Partners, LP	49,706		1,732
Dominion Resources, Inc.	272,259		20,934		Other Securities - 1.7%
DTE Energy Co.	50,973		4,570		Russell U.S. Cash Collateral Fund(×)	30,507,113	(∞)	30,507
Duke Energy Corp.	400,916		34,936		Total Other Securities
Edison International	68,412		4,662		(cost $30,507)			30,507
Energy Transfer Equity, LP	29,408		1,747
Equities Midstream Partners, LP(Ñ)	19,451		1,650		Total Investments 101.5%
Exelon Corp.	985,777		35,527		(identified cost $1,586,907)			1,760,027
FirstEnergy Corp.	110,529		4,458
Geo Group, Inc. (The)(ö)	32,369		1,409
Great Plains Energy, Inc.	259,439		7,672		Other Assets and Liabilities, Net
InfraREIT, Inc.(Æ)(ö)	43,957		1,169	-	(1.5%)			(26,819)
ITC Holdings Corp.	200,442		8,527		Net Assets - 100.0%			1,733,208
Kinder Morgan, Inc.	501,926		20,604
Laclede Group, Inc. (The)	13,683		736
Macquarie Infrastructure Co. LLC	37,099		2,651
MarkWest Energy Partners, LP	16,453		970
Medical Properties Trust, Inc.(ö)	128,155		1,970
NextEra Energy, Inc.(Ñ)	421,676		43,744
NiSource, Inc.	114,250		4,942
Norfolk Southern Corp.	131,374		13,396
Northeast Utilities	164,453		9,140
Northwest Natural Gas Co.	2,975		148
NorthWestern Corp.	83,764		4,838
OGE Energy Corp.	51,784		1,822
Oiltanking Partners, LP	47,136		2,099
ONE Gas, Inc.	33,646		1,487
ONEOK, Inc.	68,030		2,995
Pattern Energy Group, Inc. Class A	61,064		1,784
PG&E Corp.	609,262		35,831
Portland General Electric Co.	70,949		2,817
PPL Corp.	747,736		26,545
Questar Corp.	176,490		4,580
Republic Services, Inc. Class A	71,667		2,844
SBA Communications Corp. Class A(Æ)	177,739		20,742
SemGroup Corp. Class A	17,988		1,211
Sempra Energy	132,512		14,831
SJW Corp.	47,688		1,610
Southern Co.	59,946		3,040
Southwest Gas Corp.	5,363		330
Spectra Energy Corp.	321,641		10,756
Targa Resources Corp.(Ñ)	17,514		1,521
Union Pacific Corp.	180,630		21,172
Unitil Corp.	32,080		1,199
Waste Connections, Inc.	58,040		2,508
Westar Energy, Inc. Class A	40,726		1,740
Williams Cos., Inc. (The)	483,154		21,191
Wisconsin Energy Corp.(Ñ)	27,899		1,556
Xcel Energy, Inc.	90,773		3,407
			533,595

Total Common Stocks
(cost $1,523,811)			1,696,931

Short-Term Investments - 1.9%
United States - 1.9%
Russell U.S. Cash Management Fund	32,588,589	(8)	32,589

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
CAC 40 Index Futures				68	EUR	3,133	02/15	244
DAX Index Futures				5	EUR	1,337	03/15	129
EURO STOXX 50 Index Futures				41	EUR	1,373	03/15	118
FTSE 100 Index Futures				26	GBP	1,744	03/15	113
Hang Seng Index Futures				18	HKD	22,081	02/15	(30)
IBEX 35 Index Futures				26	EUR	2,701	02/15	104
S&P 500 E-Mini Index Futures				53	USD	5,269	03/15	(110)
S&P E-Mini Utilities Select Sector Index Futures				166	USD	8,063	03/15	133
S&P/TSX 60 Index Futures				23	CAD	3,935	03/15	73
SPI 200 Index Futures				33	AUD	4,572	03/15	108
TOPIX Index Futures				13	JPY	183,885	03/15	21
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								903

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Australia and New Zealand Banking Group	GBP		115		USD	173	02/02/15	—
Bank of America	USD		1,709		HKD	13,249	03/18/15	—
Bank of America	AUD		200		USD	161	03/18/15	6
Bank of America	AUD		600		USD	483	03/18/15	17
Bank of America	AUD		800		USD	659	03/18/15	38
Bank of America	AUD		1,700		USD	1,373	03/18/15	53
Bank of America	CAD		200		USD	170	03/18/15	13
Bank of America	CAD		400		USD	344	03/18/15	29
Bank of America	CAD		600		USD	523	03/18/15	52
Bank of America	CAD		1,500		USD	1,265	03/18/15	85
Bank of America	EUR		400		USD	480	03/18/15	28
Bank of America	EUR		1,000		USD	1,218	03/18/15	87
Bank of America	EUR		1,000		USD	1,237	03/18/15	107
Bank of America	EUR		3,000		USD	3,539	03/18/15	148
Bank of America	GBP		100		USD	153	03/18/15	3
Bank of America	GBP		300		USD	469	03/18/15	18
Bank of America	GBP		700		USD	1,055	03/18/15	1
Bank of America	HKD		2,000		USD	258	03/18/15	—
Bank of America	HKD		3,000		USD	387	03/18/15	—
Bank of America	HKD		4,000		USD	516	03/18/15	—
Bank of America	HKD		9,000		USD	1,161	03/18/15	—
Bank of America	JPY		10,000		USD	83	03/18/15	(2)
Bank of America	JPY		20,000		USD	166	03/18/15	(5)
Bank of America	JPY		50,000		USD	418	03/18/15	(8)
Bank of America	JPY		70,000		USD	585	03/18/15	(11)
Bank of Montreal	USD		3,435		GBP	2,195	03/18/15	(131)
Bank of New York	USD		403		AUD	500	03/18/15	(15)
Bank of New York	USD		429		CAD	500	03/18/15	(36)
Bank of New York	USD		4,039		CAD	4,612	03/18/15	(411)
Bank of New York	USD		1,584		EUR	1,300	03/18/15	(115)
Bank of New York	USD		466		GBP	300	03/18/15	(15)
Bank of New York	USD		387		HKD	3,000	03/18/15	—
Bank of New York	USD		249		JPY	30,000	03/18/15	6
Bank of New York	AUD		100		USD	80	03/18/15	3
Bank of New York	CAD		200		USD	161	03/18/15	4
Bank of New York	EUR		300		USD	341	03/18/15	2

See accompanying notes which are an integral part of this quarterly report.
252 Russell Global Infrastructure Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of New York	GBP		100	USD	150	03/18/15	—
Bank of New York	HKD		1,000	USD	129	03/18/15	—
BNP Paribas	AUD		150	USD	122	03/18/15	6
BNP Paribas	CAD		200	USD	171	03/18/15	14
BNP Paribas	EUR		150	USD	188	03/18/15	18
BNP Paribas	HKD		1,000	USD	129	03/18/15	—
BNP Paribas	JPY		10,000	USD	85	03/18/15	—
Brown Brothers Harriman	USD		164	AUD	200	03/18/15	(9)
Brown Brothers Harriman	USD		173	CAD	200	03/18/15	(16)
Brown Brothers Harriman	USD		372	EUR	300	03/18/15	(32)
Brown Brothers Harriman	USD		157	GBP	100	03/18/15	(6)
Brown Brothers Harriman	USD		129	HKD	1,000	03/18/15	—
Brown Brothers Harriman	USD		84	JPY	10,000	03/18/15	1
Citigroup	USD		170	AUD	220	02/04/15	1
Citigroup	AUD		200	USD	162	03/18/15	7
Citigroup	AUD		450	USD	367	03/18/15	18
Citigroup	CAD		100	USD	86	03/18/15	7
Citigroup	CAD		350	USD	300	03/18/15	24
Citigroup	EUR		199	USD	225	02/03/15	—
Citigroup	EUR		500	USD	608	03/18/15	43
Citigroup	EUR		700	USD	871	03/18/15	81
Citigroup	GBP		100	USD	155	03/18/15	4
Citigroup	GBP		200	USD	313	03/18/15	11
Citigroup	HKD		1,000	USD	129	03/18/15	—
Citigroup	HKD		2,200	USD	284	03/18/15	—
Citigroup	JPY		10,000	USD	83	03/18/15	(2)
Citigroup	JPY		20,000	USD	170	03/18/15	—
Credit Suisse	USD		184	HKD	1,423	02/02/15	—
Credit Suisse	USD		164	HKD	1,275	02/03/15	—
Credit Suisse	CAD		5	USD	4	02/02/15	—
Deutsche Bank	EUR		106	USD	120	02/02/15	1
Goldman Sachs	USD		208	AUD	250	03/18/15	(14)
Goldman Sachs	USD		219	CAD	250	03/18/15	(23)
Goldman Sachs	USD		867	EUR	700	03/18/15	(76)
Goldman Sachs	USD		157	GBP	100	03/18/15	(6)
Goldman Sachs	USD		258	HKD	2,000	03/18/15	—
Goldman Sachs	USD		167	JPY	20,000	03/18/15	3
JPMorgan Chase	USD		327	AUD	400	03/18/15	(17)
JPMorgan Chase	USD		4,550	AUD	5,475	03/18/15	(299)
JPMorgan Chase	USD		209	CAD	250	03/18/15	(12)
JPMorgan Chase	USD		813	EUR	700	03/18/15	(22)
JPMorgan Chase	USD		151	GBP	100	03/18/15	(1)
JPMorgan Chase	USD		258	HKD	2,000	03/18/15	—
JPMorgan Chase	USD		170	JPY	20,000	03/18/15	—
Morgan Stanley	USD		3	CAD	4	02/02/15	—
Morgan Stanley	USD		72	EUR	62	02/02/15	(3)
Morgan Stanley	USD		19	GBP	12	02/02/15	—
Morgan Stanley	USD		7	HKD	55	02/02/15	—
Morgan Stanley	AUD		30	USD	23	02/02/15	—
Morgan Stanley	JPY		130	USD	2	02/02/15	1
Royal Bank of Canada	USD		11,247	EUR	9,078	03/18/15	(985)
Royal Bank of Canada	AUD		100	USD	81	03/18/15	4
Royal Bank of Canada	CAD		100	USD	86	03/18/15	7
Royal Bank of Canada	EUR		100	USD	121	03/18/15	8
Royal Bank of Canada	JPY		10,000	USD	83	03/18/15	(2)
Standard Chartered	USD		1,709	HKD	13,249	03/18/15	—

			See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
State Street	USD		945	AUD		1,186	02/02/15	(21)
State Street	USD		161	AUD		200	03/18/15	(6)
State Street	USD		325	AUD		400	03/18/15	(15)
State Street	USD		330	AUD		400	03/18/15	(19)
State Street	USD		405	AUD		500	03/18/15	(16)
State Street	USD		574	AUD		700	03/18/15	(30)
State Street	USD		653	AUD		800	03/18/15	(32)
State Street	USD		889	AUD		1,100	03/18/15	(35)
State Street	USD		1,609	AUD		2,000	03/18/15	(57)
State Street	USD		217	CAD		250	03/18/15	(21)
State Street	USD		258	CAD		300	03/18/15	(22)
State Street	USD		344	CAD		400	03/18/15	(29)
State Street	USD		584	CAD		700	03/18/15	(34)
State Street	USD		589	CAD		700	03/18/15	(38)
State Street	USD		858	CAD		1,000	03/18/15	(71)
State Street	USD		1,445	CAD		1,700	03/18/15	(107)
State Street	USD		54	EUR		47	02/02/15	—
State Street	USD		126	EUR		111	02/02/15	—
State Street	USD		1,029	EUR		911	02/03/15	1
State Street	USD		871	EUR		700	03/18/15	(80)
State Street	USD		979	EUR		800	03/18/15	(75)
State Street	USD		1,216	EUR		1,000	03/18/15	(86)
State Street	USD		1,389	EUR		1,200	03/18/15	(32)
State Street	USD		2,814	EUR		2,300	03/18/15	(215)
State Street	USD		4,539	EUR		3,800	03/18/15	(245)
State Street	USD		234	GBP		150	03/18/15	(8)
State Street	USD		235	GBP		150	03/18/15	(10)
State Street	USD		303	GBP		200	03/18/15	(2)
State Street	USD		311	GBP		200	03/18/15	(10)
State Street	USD		454	GBP		300	03/18/15	(3)
State Street	USD		467	GBP		300	03/18/15	(15)
State Street	USD		1,220	GBP		800	03/18/15	(15)
State Street	USD		129	HKD		1,000	03/18/15	—
State Street	USD		335	HKD		2,600	03/18/15	—
State Street	USD		387	HKD		3,000	03/18/15	—
State Street	USD		387	HKD		3,000	03/18/15	—
State Street	USD		387	HKD		3,000	03/18/15	—
State Street	USD		387	HKD		3,000	03/18/15	—
State Street	USD		774	HKD		6,000	03/18/15	—
State Street	USD		1,289	HKD		10,000	03/18/15	1
State Street	USD		1	JPY		72	02/02/15	—
State Street	USD		169	JPY		20,000	03/18/15	2
State Street	USD		169	JPY		20,000	03/18/15	1
State Street	USD		209	JPY		25,000	03/18/15	4
State Street	USD		251	JPY		30,000	03/18/15	4
State Street	USD		255	JPY		30,000	03/18/15	—
State Street	USD		417	JPY		50,000	03/18/15	9
State Street	USD		753	JPY		90,000	03/18/15	14
State Street	USD		409	MXN		6,133	02/05/15	—
State Street	AUD		238	USD		189	02/02/15	4
State Street	AUD		424	USD		338	02/02/15	7
State Street	AUD		202	USD		157	02/04/15	—
State Street	AUD		100	USD		82	03/18/15	4
State Street	AUD		150	USD		121	03/18/15	5
State Street	AUD		200	USD		161	03/18/15	6
State Street	AUD		200	USD		158	03/18/15	3
State Street	AUD		300	USD		237	03/18/15	4

See accompanying notes which are an integral part of this quarterly report.
254 Russell Global Infrastructure Fund

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Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street	AUD		300	USD	241	03/18/15	8
State Street	AUD		400	USD	322	03/18/15	12
State Street	AUD		500	USD	394	03/18/15	6
State Street	AUD		800	USD	650	03/18/15	29
State Street	AUD		1,200	USD	966	03/18/15	35
State Street	CAD		9	USD	7	02/02/15	—
State Street	CAD		10	USD	8	02/02/15	—
State Street	CAD		—	USD	—	02/03/15	—
State Street	CAD		28	USD	22	02/04/15	—
State Street	CAD		100	USD	81	03/18/15	2
State Street	CAD		100	USD	86	03/18/15	7
State Street	CAD		100	USD	83	03/18/15	5
State Street	CAD		200	USD	160	03/18/15	3
State Street	CAD		200	USD	161	03/18/15	4
State Street	CAD		200	USD	169	03/18/15	12
State Street	CAD		300	USD	253	03/18/15	17
State Street	CAD		400	USD	334	03/18/15	20
State Street	CAD		400	USD	319	03/18/15	5
State Street	CAD		1,200	USD	1,031	03/18/15	87
State Street	CHF		346	USD	374	02/02/15	(2)
State Street	CHF		327	USD	356	02/03/15	—
State Street	EUR		808	USD	914	02/02/15	1
State Street	EUR		89	USD	101	02/04/15	—
State Street	EUR		200	USD	238	03/18/15	12
State Street	EUR		200	USD	233	03/18/15	6
State Street	EUR		400	USD	494	03/18/15	42
State Street	EUR		400	USD	451	03/18/15	(1)
State Street	EUR		500	USD	580	03/18/15	15
State Street	EUR		600	USD	683	03/18/15	5
State Street	EUR		800	USD	904	03/18/15	(1)
State Street	EUR		900	USD	1,066	03/18/15	49
State Street	EUR		900	USD	1,060	03/18/15	43
State Street	EUR		2,400	USD	2,923	03/18/15	210
State Street	GBP		100	USD	151	03/18/15	1
State Street	GBP		100	USD	156	03/18/15	5
State Street	GBP		100	USD	152	03/18/15	1
State Street	GBP		100	USD	151	03/18/15	—
State Street	GBP		200	USD	303	03/18/15	2
State Street	GBP		200	USD	302	03/18/15	1
State Street	GBP		300	USD	455	03/18/15	3
State Street	GBP		600	USD	930	03/18/15	27
State Street	HKD		1,000	USD	129	03/18/15	—
State Street	HKD		1,000	USD	129	03/18/15	—
State Street	HKD		1,000	USD	129	03/18/15	—
State Street	HKD		2,000	USD	258	03/18/15	—
State Street	HKD		2,000	USD	258	03/18/15	—
State Street	HKD		2,000	USD	258	03/18/15	—
State Street	HKD		2,000	USD	258	03/18/15	—
State Street	HKD		4,000	USD	516	03/18/15	—
State Street	HKD		7,000	USD	902	03/18/15	(1)
State Street	JPY		10,000	USD	85	03/18/15	—
State Street	JPY		10,000	USD	84	03/18/15	(1)
State Street	JPY		10,000	USD	84	03/18/15	(1)
State Street	JPY		10,000	USD	84	03/18/15	(1)
State Street	JPY		10,000	USD	86	03/18/15	1
State Street	JPY		20,000	USD	169	03/18/15	(2)
State Street	JPY		20,000	USD	170	03/18/15	—

			See accompanying notes which are an integral part of this quarterly report.
						Russell Global Infrastructure Fund 255

Russell Investment Company Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
State Street	JPY	20,000	USD	170		03/18/15	(1)
State Street	JPY	25,000	USD	212		03/18/15	(1)
State Street	JPY	60,000	USD	497		03/18/15	(14)
State Street	MYR	1	USD	—		02/04/15	—
State Street	SGD	376	USD	278		02/02/15	—
State Street	SGD	133	USD	99		02/03/15	—
Westpac	USD	1,862	JPY	223,512		03/18/15	43
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(1,902)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Common Stocks
Australia	$—	$150,374			$—		$150,374
Austria	—		4,043		—		4,043
Belgium	—		2,615		—		2,615
Bermuda	752		4,267		—		5,019
Brazil	20,074		—		—		20,074
Canada	121,405		—		—		121,405
Chile	6,823		—		—		6,823
China	—		40,116		—		40,116
France	—	153,139			—		153,139
Germany	—		39,292		—		39,292
Hong Kong	—		54,414		—		54,414
India	—		5,423		—		5,423
Indonesia	—		3,257		—		3,257
Italy	—	154,167			—		154,167
Japan	—		73,525		—		73,525
Luxembourg	—		21,309		—		21,309
Malaysia	—		7,222		—		7,222
Marshall Islands	2,041		—		—		2,041
Mexico	25,663		—		—		25,663
Netherlands	—		13,838		—		13,838
New Zealand	—		11,530		—		11,530
Norway	—		471		—		471
Philippines	—		9,079		—		9,079
Portugal	1,268		4,185		—		5,453
Singapore	—		21,363		—		21,363
South Korea	—		2,316		—		2,316
Spain	—		68,833		—		68,833
Switzerland	—		34,633		—		34,633
United Kingdom	14,105		91,794		—		105,899
United States	532,391		1,204		—		533,595
Short-Term Investments	—		32,589		—		32,589
Other Securities	—		30,507		—		30,507
Total Investments	724,522	1,035,505			—		1,760,027

Other Financial Instruments
Futures Contracts	903		—		—		903
Foreign Currency Exchange Contracts	(10)		(1,892)		—		(1,902)
Total Other Financial Instruments*	$893		$(1,892)		$—		$(999)

See accompanying notes which are an integral part of this quarterly report.

256 Russell Global Infrastructure Fund

Russell Investment Company Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 257

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.7%			Sponda OYJ	629,460	2,901
Australia - 5.3%					4,195
BGP Holdings PLC(Å)(Æ)	4,619,419	—
Dexus Property Group(ö)	944,032	5,633	France - 4.1%
Federation Centres(ö)	2,382,971	5,585	Altarea(Æ)(ö)	974	166
Goodman Group(ö)	3,781,403	17,917	Fonciere Des Regions(ö)	42,344	4,347
GPT Group (The)(ö)	1,058,605	3,707	Gecina SA(ö)	106,309	13,944
Investa Office Fund(ö)	364,227	1,088	Icad, Inc.(ö)	47,269	4,128
Mirvac Group(ö)	1,629,320	2,435	Klepierre - GDR(Ñ)(ö)	554,772	26,186
Novion Property Group(Æ)	2,598,929	4,669	Mercialys SA(ö)	112,359	2,720
Scentre Group(Æ)(ö)	6,073,895	17,851	Unibail-Rodamco SE(ö)	93,427	26,381
Stockland(ö)	3,107,816	10,526			77,872
Westfield Corp.(Æ)(ö)	3,895,516	29,706
		99,117	Germany - 2.5%
			Alstria Office REIT-AG(Æ)(ö)	15,853	203
Austria - 0.1%			Deutsche Annington Immobilien SE	222,004	7,726
Atrium European Real Estate, Ltd.(Æ)	149,080	695	Deutsche Euroshop AG	25,597	1,187
Buwog AG(Æ)	33,238	650	Deutsche Wohnen AG	925,276	24,116
Conwert Immobilien Invest SE(Æ)	114,282	1,326	LEG Immobilien AG	175,278	13,458
		2,671	Prime Office AG(Æ)	126,742	510
					47,200
Belgium - 0.0%
Cofinimmo SA(ö)	366	45	Hong Kong - 9.3%
			Champion REIT(Æ)(ö)	653,012	320
Brazil - 0.3%			China Overseas Land & Investment, Ltd.	1,612,000	4,640
BR Malls Participacoes SA	606,456	3,442	Hang Lung Properties, Ltd. - ADR	845,000	2,475
BR Properties SA	192,500	639	Henderson Land Development Co., Ltd.	907,252	6,447
Iguatem Emp De Shopping Centers			Hongkong Land Holdings, Ltd.	4,349,867	32,204
SA(Æ)	139,300	1,262	Hysan Development Co., Ltd.	1,799,436	8,683
		5,343	Kerry Properties, Ltd.	769,000	2,718
			Link Real Estate Investment Trust (The)
Canada - 1.6%			(ö)	4,797,297	32,385
Allied Properties Real Estate Investment			New World Development Co., Ltd.(Ñ)	14,104,197	16,761
Trust(ö)	204,031	6,423	Sino Land Co., Ltd.	1,102,000	1,837
Boardwalk Real Estate Investment			Sun Hung Kai Properties, Ltd.	2,738,982	44,475
Trust(ö)	55,140	2,661	Swire Properties, Ltd.	1,240,000	3,978
Brookfield Canada Office Pro REIT(Æ)			Wharf Holdings, Ltd. (The)	2,207,424	17,836
(ö)	52,241	1,188			174,759
Calloway Real Estate Investment Trust(ö)	18,933	473
Canadian Apartment Properties REIT(ö)	10,340	232	Ireland - 0.0%
Canadian Real Estate Investment			Hibernia Reit Public Limited Co.(Æ)	559,433	704
Trust(ö)	102,500	3,890
Chartwell Retirement Residences	200,104	1,990	Italy - 0.0%
Crombie Real Estate Investment			Beni Stabili SpA SIIQ(Ñ)(ö)	1,076,975	804
Trust(Æ)(ö)	65,544	695
First Capital Realty, Inc. Class A	112,178	1,723	Japan - 11.4%
H&R Real Estate Investment Trust(ö)	203,349	3,908	Activia Properties, Inc.(Ñ)(ö)	972	8,683
Pure Industrial Real Estate Trust(Æ)	220,275	839	Advance Residence Investment Corp.(ö)	445	1,138
RioCan Real Estate Investment Trust(ö)	233,209	5,403	Aeon Mall Co., Ltd.	329,700	5,441
		29,425	Daibiru Corp.	18,200	160
			Frontier Real Estate Investment Corp.(ö)	55	251
China - 0.3%			GLP J-Reit(ö)	1,184	1,341
China Resources Land, Ltd.	632,444	1,605	Hulic Co., Ltd.	820,500	7,412
China Vanke Co., Ltd.(Æ)(Ñ)	956,500	2,074	Hulic Reit, Inc.(ö)	4,315	6,453
Dalian Wanda Commercial Properties			Japan Hotel REIT Investment Corp.(Æ)	4,075	2,685
Co., Ltd. Class H(Æ)(Þ)	112,200	693	Japan Logistics Fund, Inc.(ö)	938	2,008
Guangzhou R&F Properties Co., Ltd.	477,600	537	Japan Prime Realty Investment Corp.
		4,909	Class A(ö)	1,103	3,850
			Japan Real Estate Investment Corp.(ö)	1,105	5,364
Finland - 0.2%			Japan Retail Fund Investment Corp.(ö)	2,735	5,913
Citycon OYJ	381,804	1,294

See accompanying notes which are an integral part of this quarterly report.
258 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kenedix Office Investment Corp. Class			Spain - 0.3%
A(ö)	760	4,495	Hispania Activos Inmobiliarios SAU(Æ)	228,985	3,072
Mitsubishi Estate Co., Ltd.	1,633,008	32,902	Lar Espana Real Estate Socimi SA(Æ)(ö)	191,740	1,936
Mitsui Fudosan Co., Ltd.	1,722,350	43,588			5,008
Mori Hills REIT Investment Corp. Class
A(ö)	3,215	4,534	Sweden - 0.6%
Mori Trust Sogo Reit, Inc.(ö)	91	189	Atrium Ljungberg AB(Æ)	47,837	721
Nippon Building Fund, Inc.(ö)	2,560	12,568	Castellum AB	243,398	3,828
Nippon Healthcare Investment Corp.			Fabege AB	165,108	2,255
(Æ)(Ñ)	39	86	Fastighets AB Balder Class B(Æ)	9,832	142
Nippon Prologis REIT, Inc.(ö)	4,580	10,778	Hemfosa Fastigheter AB(Æ)	15,139	325
Nomura Master Real Estate Fund, Inc.			Hufvudstaden AB Class A	182,533	2,390
(Æ)	4,592	5,752	Wihlborgs Fastigheter AB	88,063	1,722
Nomura Real Estate Office Fund, Inc.					11,383
Class A(ö)	1,440	7,346
NTT Urban Development Corp.	29,900	286	Switzerland - 0.5%
Orix JREIT, Inc.(ö)	1,487	2,222	Mobimo Holding AG(Æ)	979	226
Sumitomo Realty & Development Co.,			PSP Swiss Property AG(Æ)	53,833	5,557
Ltd.	760,000	24,223	Swiss Prime Site AG Class A(Æ)	36,780	3,194
Tokyo Tatemono Co., Ltd.	1,224,000	8,265			8,977

Tokyu Fudosan Holdings Corp.	282,800	1,752	United Kingdom - 6.7%
Tokyu REIT, Inc.(ö)	254	336	Big Yellow Group PLC(ö)	890,920	8,194
United Urban Investment Corp.(ö)	2,865	4,587	British Land Co. PLC (The)(ö)	608,898	7,598
		214,608	Capital & Counties Properties PLC	233,551	1,352

Luxembourg - 0.3%			Capital & Regional PLC(ö)	1,428,658	1,145
Gagfah SA(Æ)(Ñ)	26,112	583	Derwent London PLC(ö)	318,249	15,563
Gagfah Class D(Æ)	248,335	5,534	Grainger PLC	549,676	1,603
		6,117	Great Portland Estates PLC(ö)	711,429	8,399
			Green REIT PLC(Æ)	191,757	288
Netherlands - 1.4%			Hammerson PLC(ö)	2,278,668	23,616
Eurocommercial Properties NV	26,307	1,172	Helical Bar PLC	494	3
NSI NV(ö)	1,364,509	6,104	Intu Properties PLC Class H(ö)	345,441	1,895
Wereldhave NV(ö)	260,810	18,760	Land Securities Group PLC(ö)	1,964,348	37,637
		26,036	Londonmetric Property PLC(ö)	36,158	87
			LXB Retail Properties(Æ)	864,703	1,761
Norway - 0.1%			Quintain Estates & Development
Entra ASA(Æ)(Þ)	94,280	1,016	PLC(Æ)	1,898,579	2,750
Norwegian Property ASA(Æ)	210,888	284	Safestore Holdings PLC(ö)	234,336	949
		1,300	Segro PLC(ö)	858,833	5,323
			Shaftesbury PLC(ö)	47,202	553
Singapore - 3.8%			ST Modwen Properties PLC	149,372	940
Ascendas Real Estate Investment			UNITE Group PLC (The)	514,908	3,798
Trust(Æ)(ö)	5,029,899	9,143	Urban&Civic plc(Æ)	262,424	1,086
CapitaCommercial Trust(Æ)(ö)	3,827,988	5,004	Workspace Group PLC(ö)	12,631	150
CapitaLand, Ltd.	5,839,000	14,971			124,690
CapitaMall Trust Class A(Æ)(ö)	2,522,766	3,897
CDL Hospitality Trusts(Æ)(ö)	35,394	47	United States – 47.9%
City Developments, Ltd.	1,231,248	9,118	Acadia Realty Trust(ö)	39,220	1,419
Global Logistic Properties, Ltd.	8,172,985	15,262	Alexandria Real Estate Equities, Inc.(ö)	22,175	2,163
Keppel Land, Ltd.	795,891	2,663	American Assets Trust, Inc.(ö)	109,400	4,855
Keppel REIT(ö)	3,230,496	2,949	American Homes 4 Rent Class A(ö)	409,150	6,829
Mapletree Commercial Trust(Æ)(ö)	177,000	198	American Realty Capital Properties,
Mapletree Industrial Trust(Æ)(ö)	217,000	245	Inc.(ö)	15,770	146
Mapletree Logistics Trust(Æ)(ö)	301,476	267	Apartment Investment & Management
SPH REIT(Æ)(ö)	718,000	560	Co. Class A(ö)	256,766	10,235
Suntec Real Estate Investment Trust(ö)	3,555,729	4,936	AvalonBay Communities, Inc.(ö)	263,942	45,659
UOL Group, Ltd.	195,689	1,043	Aviv REIT, Inc.(ö)	7,572	298
		70,303	Belmond, Ltd. Class A(Æ)	534,557	5,875
			BioMed Realty Trust, Inc.(ö)	208,036	5,086

			See accompanying notes which are an integral part of this quarterly report.
			Russell Global Real Estate Securities Fund 259

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Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Boston Properties, Inc.(ö)	221,291	30,715		Pebblebrook Hotel Trust(ö)	1,245		58
Brixmor Property Group, Inc.(ö)	226,152	6,129		Pennsylvania Real Estate Investment
Brookdale Senior Living, Inc. Class				Trust(ö)	83		2
A(Æ)	109,628	3,700		Piedmont Office Realty Trust, Inc. Class
Camden Property Trust(ö)	94,277	7,264		A(Ñ)(ö)	293,217		5,727
CBL & Associates Properties, Inc.(ö)	83	2		Prologis, Inc.(ö)	786,671		35,510
Chesapeake Lodging Trust(ö)	86,647	3,182		PS Business Parks, Inc.(ö)	1,100		92
Corporate Office Properties Trust(ö)	36,009	1,080		Public Storage(ö)	184,948		37,145
Cousins Properties, Inc.(ö)	833,766	9,205		Realty Income Corp.(Ñ)(ö)	189,660		10,301
CubeSmart Class A(ö)	288,845	7,117		Regency Centers Corp.(ö)	281,249		19,282
DCT Industrial Trust, Inc.(ö)	5,258	199		Retail Opportunity Investments Corp.(ö)	280,573		4,958
DDR Corp.(ö)	1,550,787	30,395		Rexford Industrial Realty, Inc.(ö)	57,862		927
DiamondRock Hospitality Co.(ö)	5,327	77		RLJ Lodging Trust(ö)	268,373		9,143
Digital Realty Trust, Inc.(ö)	143	10		Senior Housing Properties Trust(ö)	310,179		7,224
Douglas Emmett, Inc.(ö)	395,971	11,277		Simon Property Group, Inc.(ö)	382,862		76,059
Duke Realty Corp.(ö)	108,870	2,377		SL Green Realty Corp.(ö)	207,304		26,120
DuPont Fabros Technology, Inc.(ö)	1,182	44		Sovran Self Storage, Inc.(ö)	17,802		1,687
EastGroup Properties, Inc.(ö)	43,457	2,809		Spirit Realty Capital, Inc.(ö)	32		—
Empire State Realty Trust, Inc. Class				Starwood Hotels & Resorts Worldwide,
A(ö)	520,124	9,466		Inc.	136,823		9,847
Equity Commonwealth(Æ)(ö)	308,496	8,129		Starwood Waypoint Residential Trust(Æ)
Equity LifeStyle Properties, Inc. Class				(ö)	194,358		4,711
A(ö)	87,426	4,785		STORE Capital Corp.(ö)	74,779		1,717
Equity One, Inc.(ö)	25,210	687		Strategic Hotels & Resorts, Inc.(Æ)(ö)	46,042		618
Equity Residential(ö)	819,432	63,596		Sun Communities, Inc.(ö)	134,688		9,122
Essex Property Trust, Inc.(ö)	67,078	15,163		Sunstone Hotel Investors, Inc.(ö)	366,300		6,245
Extended Stay America, Inc.	346,500	6,854		Tanger Factory Outlet Centers, Inc.(ö)	164,729		6,482
Extra Space Storage, Inc.(ö)	161,116	10,634		Taubman Centers, Inc.(ö)	6		—
Federal Realty Investment Trust(ö)	91,861	13,207		UDR, Inc.(ö)	356,119		11,845
FelCor Lodging Trust, Inc.(ö)	22,133	222		Urban Edge Properties(ö)	154,860		3,676
First Industrial Realty Trust, Inc.(ö)	17,115	372		Ventas, Inc.(ö)	184,061		14,690
Forest City Enterprises, Inc. Class A(Æ)	64,514	1,581		Vornado Realty Trust(ö)	309,719		34,205
General Growth Properties, Inc.(ö)	1,389,822	41,945		WP Carey, Inc.(ö)	9,359		672
Gramercy Property Trust, Inc.(ö)	685,364	4,743		WP GLIMCHER, Inc.(ö)	103,152		1,824
HCP, Inc.(ö)	71,144	3,365					899,581
Health Care, Inc.(ö)	153,757	12,600
Healthcare Realty Trust, Inc.(ö)	302,914	9,115		Total Common Stocks
Healthcare Trust of America, Inc. Class				(cost $1,401,952)			1,815,047
A(ö)	269,412	7,937
Hilton Worldwide Holdings, Inc.(Æ)	549,884	14,280	Short -Term Investments - 3.0%
Home Properties, Inc.(ö)	150,538	10,613		United States - 3.0%
Host Hotels & Resorts, Inc.(ö)	1,151,485	26,358		Russell U.S. Cash Management Fund	57,160,291	(∞)	57,160
Hudson Pacific Properties, Inc.(ö)	299,494	9,689		Total Short-Term Investments
Kilroy Realty Corp.(ö)	137,450	10,192		(cost $57,160)			57,160
Kimco Realty Corp.(ö)	128,093	3,542
La Quinta Holdings, Inc.(Æ)	7,769	158		Other Securities - 0.9%
LaSalle Hotel Properties(ö)	226,920	9,181		Russell U.S. Cash Collateral Fund(×)	16,012,107	(∞)	16,012
Liberty Property Trust(ö)	162,388	6,544		Total Other Securities
Macerich Co. (The)(ö)	177,930	15,304		(cost $16,012)			16,012
Mack-Cali Realty Corp.(ö)	158,316	3,089
Mid-America Apartment Communities,				Total Investments 100.6%
Inc.(ö)	168,697	13,381		(identified cost $1,475,124)			1,888,219
Monogram Residential Trust, Inc.(ö)	84,638	775
National Health Investors, Inc.(ö)	60,500	4,523
National Retail Properties, Inc.(ö)	271,415	11,627		Other Assets and Liabilities, Net
New York REIT, Inc.(ö)	10,891	114	-	(0.6%)			(10,503)
Omega Healthcare Investors, Inc.(Ñ)(ö)	5,294	232		Net Assets - 100.0%			1,877,716
Paramount Group, Inc.(Æ)(ö)	208,310	4,031
Parkway Properties, Inc.(ö)	191,832	3,511

See accompanying notes which are an integral part of this quarterly report.
260 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	AUD	4,619,419	—	—	—
						—
For a description of restricted securities see note 8 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)

					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones US Real Estate Index Futures	416	USD	13,166	03/15	(8)
FTSE EPRA Index Futures	357	EUR	7,897	03/15	827
Hang Seng Index Futures	26	HKD	31,896	02/15	(47)
MSCI Singapore Index ETS Futures	33	SGD	2,509	02/15	(9)
S&P TSX 60 Index Futures	13	CAD	2,224	03/15	52
SPI 200 Index Futures	31	AUD	4,295	03/15	138
TOPIX Index Futures	56	JPY	792,120	03/15	47
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,000

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD		63	EUR	55	02/03/15	—
Bank of America	USD		71	GBP	47	02/03/15	—
Bank of America	USD		1,605	HKD	12,447	03/18/15	—
Bank of America	USD		664	SGD	873	03/18/15	(19)
Bank of America	AUD		120	USD	99	03/18/15	6
Bank of America	AUD		200	USD	161	03/18/15	6
Bank of America	AUD		200	USD	163	03/18/15	8
Bank of America	CAD		100	USD	87	03/18/15	9
Bank of America	CAD		100	USD	82	03/18/15	4
Bank of America	CAD		100	USD	86	03/18/15	7
Bank of America	EUR		100	USD	116	03/18/15	3
Bank of America	EUR		200	USD	244	03/18/15	17
Bank of America	EUR		300	USD	371	03/18/15	32
Bank of America	HKD		1,000	USD	129	03/18/15	—
Bank of America	HKD		3,000	USD	387	03/18/15	—
Bank of America	JPY		20,000	USD	169	03/18/15	(2)
Bank of America	JPY		20,000	USD	166	03/18/15	(5)
Bank of America	JPY		30,000	USD	251	03/18/15	(5)
Bank of New York	USD		242	AUD	300	03/18/15	(9)
Bank of New York	USD		172	CAD	200	03/18/15	(14)
Bank of New York	USD		1,393	CAD	1,591	03/18/15	(142)
Bank of New York	USD		70	EUR	62	02/02/15	—
Bank of New York	USD		731	EUR	600	03/18/15	(53)
Bank of New York	USD		14	GBP	9	02/02/15	—
Bank of New York	USD		38	GBP	25	02/02/15	—
Bank of New York	USD		53	GBP	35	02/02/15	—
Bank of New York	USD		117	GBP	78	02/02/15	—
Bank of New York	USD		1	GBP	1	02/03/15	—
Bank of New York	USD		315	HKD	2,439	02/02/15	—

			See accompanying notes which are an integral part of this quarterly report.
					Russell Global Real Estate Securities Fund 261

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Bank of New York	USD		387	HKD	3,000	03/18/15	—
Bank of New York	USD		582	JPY	70,000	03/18/15	15
Bank of New York	USD		1,587	JPY	190,543	03/18/15	36
Bank of New York	USD		140	SGD	190	02/03/15	—
Bank of New York	EUR		23	USD	26	02/02/15	—
Bank of New York	EUR		77	USD	87	02/02/15	—
Bank of New York	GBP		24	USD	36	02/02/15	—
Bank of New York	GBP		34	USD	51	02/02/15	—
Bank of New York	GBP		59	USD	89	02/02/15	—
Bank of New York	HKD		2,799	USD	361	02/02/15	—
Bank of New York	JPY		2,294	USD	19	02/03/15	—
Bank of New York	JPY		4,434	USD	37	02/03/15	—
Bank of New York	SGD		220	USD	163	02/03/15	—
Brown Brothers Harriman	USD		103	JPY	12,192	02/02/15	—
Citigroup	USD		324	AUD	400	03/18/15	(13)
Citigroup	USD		172	CAD	200	03/18/15	(14)
Citigroup	USD		608	EUR	500	03/18/15	(43)
Citigroup	USD		258	HKD	2,000	03/18/15	—
Citigroup	USD		415	JPY	50,000	03/18/15	11
Deutsche Bank	USD		429	SGD	581	02/04/15	—
Deutsche Bank	JPY		2,284	USD	19	02/04/15	—
Deutsche Bank	JPY		4,243	USD	36	02/04/15	—
Deutsche Bank	JPY		5,494	USD	47	02/04/15	—
Deutsche Bank	JPY		12,134	USD	103	02/04/15	—
Deutsche Bank	JPY		12,740	USD	108	02/04/15	—
Deutsche Bank	SGD		287	USD	212	02/04/15	—
Goldman Sachs	AUD		100	USD	83	03/18/15	6
Goldman Sachs	EUR		150	USD	186	03/18/15	16
Goldman Sachs	JPY		20,000	USD	167	03/18/15	(3)
JPMorgan Chase	USD		2,626	AUD	3,160	03/18/15	(173)
JPMorgan Chase	USD		81	JPY	9,595	02/02/15	—
JPMorgan Chase	USD		1,588	JPY	190,543	03/18/15	35
JPMorgan Chase	EUR		300	USD	349	03/18/15	9
JPMorgan Chase	JPY		3,041	USD	26	02/02/15	—
JPMorgan Chase	JPY		4,365	USD	37	02/02/15	—
JPMorgan Chase	JPY		10,000	USD	85	03/18/15	—
Royal Bank of Canada	USD		6,209	EUR	5,012	03/18/15	(543)
Royal Bank of Canada	USD		1,587	JPY	190,543	03/18/15	36
Standard Chartered	USD		1,606	HKD	12,447	03/18/15	—
State Street	USD		192	AUD	242	02/02/15	(4)
State Street	USD		81	AUD	100	03/18/15	(4)
State Street	USD		163	AUD	200	03/18/15	(8)
State Street	USD		237	AUD	300	03/18/15	(4)
State Street	USD		242	AUD	300	03/18/15	(9)
State Street	USD		244	AUD	300	03/18/15	(11)
State Street	USD		554	AUD	700	03/18/15	(10)
State Street	USD		568	AUD	700	03/18/15	(25)
State Street	USD		243	CAD	289	02/02/15	(16)
State Street	USD		84	CAD	100	03/18/15	(5)
State Street	USD		86	CAD	100	03/18/15	(7)
State Street	USD		129	CAD	150	03/18/15	(11)
State Street	USD		160	CAD	200	03/18/15	(3)
State Street	USD		172	CAD	200	03/18/15	(15)
State Street	USD		242	CAD	300	03/18/15	(6)
State Street	USD		334	CAD	400	03/18/15	(19)
State Street	USD		75	CHF	70	02/02/15	—
State Street	USD		100	CHF	92	02/02/15	1

See accompanying notes which are an integral part of this quarterly report.
262 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street	USD		121	CHF	111	02/02/15	1
State Street	USD		89	CHF	82	02/03/15	—
State Street	USD		261	CHF	240	02/03/15	—
State Street	USD		9	EUR	8	02/02/15	—
State Street	USD		23	EUR	21	02/02/15	—
State Street	USD		25	EUR	22	02/02/15	—
State Street	USD		42	EUR	37	02/02/15	—
State Street	USD		47	EUR	41	02/02/15	—
State Street	USD		56	EUR	50	02/02/15	—
State Street	USD		153	EUR	135	02/03/15	—
State Street	USD		194	EUR	172	02/03/15	—
State Street	USD		279	EUR	246	02/03/15	(1)
State Street	USD		346	EUR	306	02/03/15	—
State Street	USD		414	EUR	367	02/03/15	—
State Street	USD		474	EUR	400	03/18/15	(22)
State Street	USD		492	EUR	400	03/18/15	(40)
State Street	USD		494	EUR	400	03/18/15	(42)
State Street	USD		563	EUR	500	03/18/15	2
State Street	USD		852	EUR	700	03/18/15	(60)
State Street	USD		1,366	EUR	1,200	03/18/15	(10)
State Street	USD		1,421	EUR	1,200	03/18/15	(65)
State Street	USD		18	GBP	12	02/02/15	—
State Street	USD		141	GBP	93	02/02/15	—
State Street	USD		244	GBP	162	02/02/15	—
State Street	USD		279	GBP	185	02/02/15	—
State Street	USD		60	GBP	40	02/03/15	—
State Street	USD		69	GBP	46	02/03/15	—
State Street	USD		118	GBP	78	02/03/15	—
State Street	USD		873	GBP	580	02/03/15	—
State Street	USD		129	HKD	1,000	03/18/15	—
State Street	USD		258	HKD	2,000	03/18/15	—
State Street	USD		258	HKD	2,000	03/18/15	—
State Street	USD		387	HKD	3,000	03/18/15	—
State Street	USD		387	HKD	3,000	03/18/15	—
State Street	USD		645	HKD	5,000	03/18/15	—
State Street	USD		645	HKD	5,000	03/18/15	—
State Street	USD		253	JPY	30,000	03/18/15	2
State Street	USD		337	JPY	40,000	03/18/15	4
State Street	USD		338	JPY	40,000	03/18/15	3
State Street	USD		422	JPY	50,000	03/18/15	4
State Street	USD		670	JPY	80,000	03/18/15	12
State Street	USD		1,099	JPY	130,000	03/18/15	8
State Street	USD		1,104	JPY	130,000	03/18/15	3
State Street	USD		7	SEK	59	02/02/15	—
State Street	USD		12	SEK	96	02/02/15	—
State Street	USD		30	SEK	248	02/02/15	—
State Street	USD		27	SEK	221	02/03/15	—
State Street	USD		74	SGD	100	03/18/15	—
State Street	USD		75	SGD	100	03/18/15	(1)
State Street	USD		76	SGD	100	03/18/15	(2)
State Street	USD		114	SGD	150	03/18/15	(4)
State Street	USD		151	SGD	200	03/18/15	(3)
State Street	USD		224	SGD	300	03/18/15	(2)
State Street	USD		374	SGD	500	03/18/15	(5)
State Street	AUD		100	USD	80	03/18/15	3
State Street	AUD		100	USD	81	03/18/15	3
State Street	AUD		150	USD	121	03/18/15	5

			See accompanying notes which are an integral part of this quarterly report.
					Russell Global Real Estate Securities Fund 263

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street	AUD	200	USD		161	03/18/15	5
State Street	AUD	500	USD		403	03/18/15	15
State Street	AUD	600	USD		492	03/18/15	26
State Street	CAD	100	USD		85	03/18/15	6
State Street	CAD	100	USD		84	03/18/15	6
State Street	CAD	150	USD		129	03/18/15	11
State Street	CAD	300	USD		258	03/18/15	22
State Street	CAD	300	USD		259	03/18/15	23
State Street	EUR	1	USD		1	02/02/15	—
State Street	EUR	8	USD		9	02/02/15	—
State Street	EUR	9	USD		10	02/02/15	—
State Street	EUR	34	USD		39	02/02/15	—
State Street	EUR	39	USD		44	02/02/15	—
State Street	EUR	43	USD		49	02/02/15	—
State Street	EUR	45	USD		51	02/02/15	—
State Street	EUR	45	USD		51	02/02/15	—
State Street	EUR	47	USD		53	02/02/15	—
State Street	EUR	61	USD		69	02/02/15	—
State Street	EUR	204	USD		231	02/02/15	1
State Street	EUR	207	USD		234	02/02/15	1
State Street	EUR	100	USD		118	03/18/15	5
State Street	EUR	200	USD		238	03/18/15	12
State Street	EUR	200	USD		231	03/18/15	5
State Street	EUR	200	USD		245	03/18/15	19
State Street	EUR	300	USD		367	03/18/15	28
State Street	EUR	1,000	USD		1,218	03/18/15	87
State Street	EUR	1,100	USD		1,371	03/18/15	127
State Street	GBP	14	USD		21	02/02/15	—
State Street	HKD	1,000	USD		129	03/18/15	—
State Street	HKD	1,000	USD		129	03/18/15	—
State Street	HKD	1,000	USD		129	03/18/15	—
State Street	HKD	1,000	USD		129	03/18/15	—
State Street	HKD	2,000	USD		258	03/18/15	—
State Street	HKD	4,500	USD		580	03/18/15	—
State Street	HKD	5,000	USD		644	03/18/15	—
State Street	JPY	10,000	USD		84	03/18/15	(1)
State Street	JPY	10,000	USD		83	03/18/15	(2)
State Street	JPY	20,000	USD		170	03/18/15	—
State Street	JPY	20,000	USD		169	03/18/15	(2)
State Street	JPY	40,000	USD		335	03/18/15	(6)
State Street	JPY	120,000	USD		995	03/18/15	(28)
State Street	JPY	130,000	USD		1,096	03/18/15	(11)
State Street	SGD	89	USD		66	02/02/15	—
State Street	SGD	38	USD		28	02/04/15	—
State Street	SGD	100	USD		75	03/18/15	1
State Street	SGD	100	USD		75	03/18/15	1
State Street	SGD	100	USD		75	03/18/15	2
State Street	SGD	100	USD		76	03/18/15	2
State Street	SGD	450	USD		342	03/18/15	10
UBS	USD	2	CAD		2	02/02/15	—
UBS	USD	10	HKD		79	02/02/15	—
UBS	USD	11	SGD		15	02/02/15	—
UBS	USD	664	SGD		873	03/18/15	(19)
UBS	AUD	28	USD		22	02/02/15	—
UBS	EUR	34	USD		33	02/02/15	(5)
UBS	JPY	560	USD		6	02/02/15	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(803)

See accompanying notes which are an integral part of this quarterly report.
264 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Index Swap Contracts (*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
iShares U.S. Real Estate ETF Index	Bank of America	USD	15,099	08/31/15	825
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					825

(*)	Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the total return of underlying security at termination.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$—	$99,117		$—		$99,117
Austria	—	2,671		—		2,671
Belgium	—	45		—		45
Brazil	5,343	—		—		5,343
Canada	29,425	—		—		29,425
China	693	4,216		—		4,909
Finland	—	4,195		—		4,195
France	19,350	58,522		—		77,872
Germany	—	47,200		—		47,200
Hong Kong	—	174,759		—		174,759
Ireland	—	704		—		704
Italy	—	804		—		804
Japan	—	214,608		—		214,608
Luxembourg	5,534	583		—		6,117
Netherlands	—	26,036		—		26,036
Norway	—	1,300		—		1,300
Singapore	—	70,303		—		70,303
Spain	—	5,008		—		5,008
Sweden	—	11,383		—		11,383
Switzerland	—	8,977		—		8,977
United Kingdom	—	124,690		—		124,690
United States	899,581	—		—		899,581
Short-Term Investments	—	57,160		—		57,160
Other Securities	—	16,012		—		16,012
Total Investments	959,926	928,293		—		1,888,219

Other Financial Instruments
Futures Contracts	1,000	—		—		1,000
Foreign Currency Exchange Contracts	(4)	(799)		—		(803)
Index Swap Contracts	—	825		—		825
Total Other Financial Instruments*	$996	$26		$—		$1,022

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 265

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 20.2%			9.000% due 02/15/20	3,785	2,820
Asset-Backed Securities - 0.1%			Cenveo Corp.
Carrington Mortgage Loan Trust			8.500% due 09/15/22	195	159
Series 2006-NC5 Class A5			Chester Downs & Marina LLC/
0.262% due 01/25/37 (Ê)	544	409	Chester Downs Finance Corp.
Countrywide Asset-Backed			9.250% due 02/01/20 (Þ)	1,340	958
Certificates			Clear Channel Communications,
Series 2006-5 Class 2A2			Inc.
0.348% due 08/25/36 (Ê)	169	165	12.000% due 02/01/21	453	372
Cutwater, Ltd.			Cornerstone Chemical Co.
3.931% due 07/15/26 (Å)	100	93	9.375% due 03/15/18 (Þ)	585	592
CWABS, Inc. Asset-Backed			Dynegy Finance I, Inc. / Dynegy
Certificates Trust			Finance II Inc.
Series 2004-5 Class M1			7.375% due 11/01/22 (Þ)	455	470
1.023% due 08/25/34 (Ê)	281	265	7.625% due 11/01/24 (Þ)	410	422
Series 2005-11 Class AF3			Endo Finance LLC / Endo, Ltd. /
4.778% due 02/25/36	222	226	Endo Finco, Inc.
		1,158	6.000% due 02/01/25 (Å)	265	271
Corporate Bonds and Notes - 5.6%			Energy Transfer Equity, LP
Advanced Micro Devices, Inc.			5.875% due 01/15/24	880	913
7.500% due 08/15/22	760	717	EXCO Resources, Inc.
7.000% due 07/01/24	395	345	8.500% due 04/15/22	610	372
AK Steel Corp.			GenOn Americas Generation LLC
7.625% due 10/01/21	495	416	8.500% due 10/01/21	870	774
Albertsons Holdings LLC/Saturn			9.125% due 05/01/31	615	523
Acquisition Merger Sub, Inc.			Genworth Holdings, Inc.
7.750% due 10/15/22 (Þ)	845	869	7.200% due 02/15/21	145	140
Albertsons, Inc.			7.625% due 09/24/21	280	274
7.450% due 08/01/29	355	323	6.500% due 06/15/34	170	142
8.000% due 05/01/31	1,400	1,302	Guitar Center, Inc.
Alpha Natural Resources, Inc.			6.500% due 04/15/19	370	304
3.750% due 12/15/17	265	93	9.625% due 04/15/20	1,315	829
6.000% due 06/01/19	575	155	Harland Clarke Holdings Corp.
6.250% due 06/01/21	360	88	9.250% due 03/01/21 (Þ)	1,140	1,086
American Achievement Corp.			Illinois Power Generating Co.
10.875% due 04/15/16 (Þ)	720	683	6.300% due 04/01/20	630	523
American Energy - Woodford LLC/			Immucor, Inc.
AEW Finance Corp.			11.125% due 08/15/19	555	597
9.000% due 09/15/22 (Þ)	415	249	JC Penney Corp., Inc.
American Energy-Permian Basin,			8.125% due 10/01/19	710	646
LLC/AEPB Finance Corp.			5.650% due 06/01/20	335	276
7.125% due 11/01/20 (Þ)	485	354	Kennedy-Wilson, Inc.
7.375% due 11/01/21 (Þ)	230	170	5.875% due 04/01/24	585	592
APX Group, Inc.			Kindred Escrow Corp. II
6.375% due 12/01/19	190	181	8.000% due 01/15/20 (Þ)	680	722
8.750% due 12/01/20	1,865	1,520	8.750% due 01/15/23 (Þ)	175	187
Aruba Investments, Inc.			Kindred Healthcare, Inc.
8.750% due 02/15/23 (Þ)	390	396	6.375% due 04/15/22	840	808
Aurora Diagnostics Holdings /			Lantheus Medical Imaging, Inc.
Aurora Diagnostics Financing,			9.750% due 05/15/17	645	613
Inc.			Lehman Brothers Holdings, Inc.
10.750% due 01/15/18	845	748	5.250% due 01/24/49	5,000	737
BMC Software Finance, Inc.			Liberty Interactive LLC
8.125% due 07/15/21 (Þ)	1,545	1,350	4.000% due 11/15/29	234	151
Bon-Ton Department Stores, Inc.			8.250% due 02/01/30	310	336
(The)			3.750% due 02/15/30	2,023	1,302
8.000% due 06/15/21	680	554	Linn Energy LLC
Caesars Entertainment Operating			6.500% due 09/15/21	250	184
Co., Inc.			Linn Energy LLC / Linn Energy
11.250% due 06/01/17	120	91	Finance Corp.

See accompanying notes which are an integral part of this quarterly report.

266 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.500% due 05/15/19	155	121	8.750% due 03/15/32	625	639
Memorial Production Partners, LP			Sprint Corp.
/ Memorial Production Finance			7.125% due 06/15/24	600	584
Corp.			SUPERVALU, Inc.
7.625% due 05/01/21	430	386	6.750% due 06/01/21	525	530
6.875% due 08/01/22 (Þ)	380	323	7.750% due 11/15/22	395	408
MMC Energy, Inc.			Texas Competitive Electric Holdings
8.875% due 10/15/20	995	—	Co. LLC / TCEH Finance, Inc.
Mohegan Tribal Gaming Authority			11.500% due 10/01/20 (Þ)	1,000	677
9.750% due 09/01/21	1,180	1,198	The ServiceMaster Co.
Momentive Performance Materials,			7.450% due 08/15/27	220	215
Inc.			Toys R Us, Inc.
3.880% due 10/24/21	995	858	10.375% due 08/15/17	1,440	1,183
Monitronics International, Inc.			TransDigm, Inc.
9.125% due 04/01/20	1,150	1,069	6.000% due 07/15/22	65	65
MTR Gaming Group, Inc.			6.500% due 07/15/24	320	324
11.500% due 08/01/19	485	525	Walter Energy, Inc.
New Albertsons, Inc.			9.875% due 12/15/20	760	110
7.750% due 06/15/26	35	32	8.500% due 04/15/21	665	87
8.700% due 05/01/30	120	118	William Lyon Homes, Inc.
Nine West Holdings, Inc.			7.000% due 08/15/22	555	561
8.250% due 03/15/19 (Þ)	845	706	Zebra Technologies Corp.
OneMain Financial Holdings, Inc.			7.250% due 10/15/22 (Þ)	275	295
7.250% due 12/15/21 (Þ)	365	377			52,501
Parker Drilling Co.			International Debt - 2.8%
6.750% due 07/15/22	100	72	Air Canada
PF Chang's China Bistro, Inc.			7.750% due 04/15/21 (Þ)	725	755
10.250% due 06/30/20 (Þ)	505	504	Alinta Energy Finance Pty., Ltd.
Radio One, Inc.			Delayed Draw Term Loan
9.250% due 02/15/20 (Þ)	470	432	1.000% due 08/13/18	56	56
Rain CII Carbon LLC / CII Carbon			Alinta, Ltd. Term Loan
Corp.			6.375% due 05/08/19	853	846
8.250% due 01/15/21 (Þ)	1,165	1,156	Altice Finco SA
Rite Aid Corp.			8.125% due 01/15/24 (Þ)	400	415
7.700% due 02/15/27	740	821	AP NMT Acquisition BV Term Loan
6.875% due 12/15/28 (Þ)	20	21	B
Rockies Express Pipeline LLC			6.750% due 08/13/21	768	760
6.000% due 01/15/19 (Þ)	280	281	Aricent Technologies 1st Lien Term
5.625% due 04/15/20 (Þ)	920	913	Loan
Roundy's Supermarkets, Inc.			5.500% due 04/14/21	398	398
10.250% due 12/15/20 (Þ)	395	346	Banco do Brasil SA
Sabine Pass Liquefaction LLC			3.875% due 10/10/22	900	830
5.625% due 02/01/21	300	300	Bluewater Holding BV
6.250% due 03/15/22	290	301	10.000% due 12/10/19 (Þ)	500	445
5.625% due 04/15/23	1,485	1,485	Cathedral Lake CLO, Ltd.
5.750% due 05/15/24	270	271	Series 2014-1A Class C
SandRidge Energy, Inc.			3.903% due 01/15/26 (Å)(Ê)	250	232
7.500% due 02/15/23	1,590	1,065	CFIP CLO Ltd.
Scientific Games International, Inc.			Series 2014-1A Class D
7.000% due 01/01/22 (Þ)	300	304	3.730% due 04/13/25 (Þ)	250	230
10.000% due 12/01/22 (Þ)	300	275	CIFC Funding Ltd.
Shingle Springs Tribal Gaming			Series 2014-5A Class D1
			3.990% due 01/17/27 (Ê)(Þ)	250	237
Authority			Covenant Care Partners CLO I, Ltd.
9.750% due 09/01/21 (Þ)	1,350	1,505
Signode Industrial Group Lux			3.684% due 07/20/26 (Å)	250	229
			Drillships Ocean Ventures, Inc.
SA/Signode Industrial Group US,			Term Loan
Inc.			5.500% due 07/25/21	612	509
6.375% due 05/01/22 (Þ)	1,155	1,097	Dubai World, Ltd. Term Loan B1
Sprint Capital Corp.			1.500% due 09/30/18	556	434
6.875% due 11/15/28	285	262	Gallatin Funding, Ltd.
			See accompanying notes which are an integral part of this quarterly report.
			Russell Multi-Strategy Alternative Fund 267

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
3.922% due 07/15/23 (Þ)		225	222	Series 2003-2 Class A5
5.832% due 07/15/23 (Þ)		220	217	0.342% due 12/15/23 (Ê)	EUR	622	691
Global A&T Electronics, Ltd.				Slovenia Government International
10.000% due 02/01/19 (Þ)		435	402	Bond
Greywolf CLO IV, Ltd.				5.250% due 02/18/24		400	459
Series 2014-2A Class C				Sound Point CLO II, Ltd.
4.339% due 01/17/27 (Ê)(Þ)		250	240	Series 2013-1A Class B1L
IAMGOLD Corp.				3.984% due 04/26/25 (Ê)(Þ)		280	266
6.750% due 10/01/20 (Þ)		1,315	1,052	Sound Point CLO III, Ltd.
ICICI Bank, Ltd.				Series 2013-2A Class D
4.750% due 11/25/16 (Þ)		100	105	4.153% due 07/15/25 (Å)(Ê)		470	450
Jamestown CLO V, Ltd.				Styrolution Group GmbH Term
Series 2014-5A Class D				Loan B
4.029% due 01/17/27 (Ê)(Þ)		250	236	6.500% due 10/02/19		615	598
Jamestown CLO XI, Ltd.				TICP CLO III, Ltd.
Series 2015-6A Class C				Series 2014-3A Class D1
3.506% due 02/20/27 (Å)(Ê)		515	473	3.985% due 01/20/27 (Ê)(Þ)		250	235
Series 2015-6A Class D				Voya CLO Ltd.
5.006% due 02/20/27 (Å)(Ê)		500	432	Series 2014-4A Class C
Jupiter Resources, Inc.				4.233% due 10/14/26 (Ê)(Þ)		260	251
8.500% due 10/01/22 (Þ)		165	124	YPF SA
KCA Deutag Alpha, Ltd. 1st Lien				8.750% due 04/04/24 (Þ)		510	514
Term Loan B							26,427
6.250% due 05/16/20		343	249	Loan Agreements - 3.5%
LBG Capital No 1 PLC				Albaugh LLC Term Loan B
8.500% due 12/29/49 (ƒ)(Þ)		100	106	6.000% due 05/28/21		483	472
Lloyds Bank PLC				Albertson's LLC Term Loan B2
12.000% due 12/29/49 (ƒ)(Þ)		300	427	4.750% due 03/21/19		452	450
Mallinckrodt PLC				Albertson's LLC Term Loan B4
5.750% due 08/01/22 (Þ)		555	573	5.500% due 08/25/21 (Ê)		845	843
MEG Energy Corp.				Albertson's LLC Term Loan B4-1
7.000% due 03/31/24 (Þ)		75	68	4.500% due 08/25/21		50	50
Morgan Stanley				AMF Bowling Centers, Inc. Term
Series GMTN				Loan B
0.489% due 01/16/17 (Ê)	EUR	100	113	7.250% due 09/18/21		603	590
Morgan Stanley BV				Aquilex, LLC 1st Lien Term Loan B
Zero coupon due 11/16/21		190	2,963	6.250% due 12/31/20		460	453
OFSI Fund V, Ltd.				Axalta Coating Systems U.S.
Series 2013-5A Class B1L				Holdings, Inc. Term Loan
4.507% due 04/17/25 (Å)(Ê)		270	262	3.750% due 02/01/20		281	275
OHA Loan Funding Ltd.				BMC Software Finance, Inc. Term
Series 2013-1A Class D				Loan
3.831% due 07/23/25 (Ê)(Þ)		250	237	5.000% due 09/10/20 (Ê)		593	573
OZLM VI, Ltd.				Chromaflo Technologies Corp. 2nd
Series 2014-6A Class C				Lien Term Loan
3.757% due 04/17/26 (Ê)(Þ)		375	351	8.250% due 05/27/20		115	113
Pacific Drilling SA				Clear Channel Communications,
5.375% due 06/01/20 (Þ)		90	67	Inc. 1st Lien Term Loan D
Palmer Square CLO, Ltd.				6.921% due 01/30/19		2,582	2,404
6.021% due 10/17/22		250	245	Curo Health Services LLC 1st Lien
PHOTONIS Technologies SAS 1st				Term Loan
Lien Term Loan				5.750% due 05/07/20		905	902
8.500% due 09/18/19		273	262	Empire Generating Co. LLC Term
Republic of Argentina Government				Loan B
Bond				5.250% due 03/14/21		779	773
8.280% due 12/31/33 (Å)		7,964	6,606	Empire Generating Co. LLC Term
Sberbank of Russia Via SB Capital				Loan C
SA				5.250% due 03/14/21		55	54
4.950% due 02/07/17 (Þ)		600	555	Energy Future Intermediate Holding
SLM Student Loan Trust				Co. LLC Term Loan
				4.250% due 06/19/16		1,225	1,223

See accompanying notes which are an integral part of this quarterly report.

268 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GTCR Valor Cos., Inc. 1st Lien			9.000% due 09/13/18	674	667
Term Loan			Preferred Proppants LLC Term Loan
6.000% due 05/30/21 (Ê)	638	622	6.750% due 08/12/20	748	595
Hilton Worldwide Finance LLC			Red Lobster Management LLC Term
Term Loan B2			Loan
3.500% due 10/25/20 (Ê)	691	682	6.250% due 07/28/21	658	653
HJ Heinz Co. Term Loan B2			Roundy's Supermarkets, Inc. 1st
3.500% due 06/05/20 (Ê)	322	321	Lien Term Loan B
Hoffmaster Group, Inc. 1st Lien			5.750% due 03/03/21 (Ê)	237	219
Term Loan B			Scientific Games International, Inc.
5.250% due 05/09/20	463	459	Term Loan B1
Indra Holdings Corp. 1st Lien Term			6.000% due 10/01/21 (Ê)	545	537
Loan			Sears Roebuck Acceptance Corp.
5.250% due 05/01/21	273	269	1st Lien Term Loan B
JC Penney Corp., Inc. 1st Lien Term			5.500% due 06/30/18	621	601
Loan			SIRVA Worldwide, Inc. Term Loan
6.000% due 05/21/18	775	767	7.500% due 03/27/19 (Ê)	370	367
JC Penney Corp., Inc. Term Loan B			Spencer Gifts LLC 1st Lien Term
5.000% due 06/20/19	532	516	Loan B
Mashantucket (Western) Pequot			5.500% due 07/16/21	642	637
Tribe Term Loan A			Stallion Oilfield Holdings, Inc. Term
5.000% due 07/01/18	29	23	Loan B
Mashantucket (Western) Pequot			8.000% due 06/19/18	164	123
Tribe Term Loan B			Surgery Center Holdings, Inc. 1st
9.375% due 06/30/20	1,601	1,345	Lien Term Loan
Medpace Holdings, Inc. 1st Lien			5.250% due 07/09/20	260	253
Term Loan B			Surgery Center Holdings, Inc. 2nd
4.750% due 04/01/21	309	306	Lien Term Loan
Millennium Laboratories, Inc. Term			8.500% due 07/09/21	185	178
Loan B			Texas Competitive Electric Holdings
5.250% due 04/16/21 (Ê)	503	501	Co. LLC Extended Term Loan
MModal LLC Term Loan B			4.661% due 10/10/17 (Ê)	1,480	922
9.000% due 01/31/20	1,000	953	The Talbots, Inc. 1st Lien Term
Mohegan Tribal Gaming Authority			Loan
Term Loan B			4.750% due 03/19/20	174	167
5.500% due 11/19/19	1,148	1,109	The Talbots, Inc. 2nd Lien Term
Mount Airy Lodge LLC 1st Lien			Loan
Term Loan			8.250% due 03/19/21	340	326
13.000% due 04/01/18	592	592	Toys "R" Us Delaware, Inc. 1st Lien
Moxie Liberty LLC Term Loan B1			Term Loan B4
7.500% due 08/21/20	765	761	9.750% due 04/24/20	1,309	1,209
Moxie Patriot LLC Term Loan B1			Toys "R" Us Delaware, Inc. Term
6.750% due 12/19/20	385	383	Loan B
Murray Energy Corp. Term Loan			5.250% due 05/25/18	45	35
5.250% due 12/05/19	347	317	Toys "R" Us Delaware, Inc. Term
New Albertson's, Inc. Term Loan B			Loan B3
4.750% due 06/27/21	344	340	5.250% due 05/25/18	7	5
Nine West Group, Inc. Term Loan			Tribune Media Co. Term Loan
6.250% due 01/08/20	635	569	4.000% due 12/27/20 (Ê)	277	273
NN, Inc. Term Loan B			Tribune Publishing Co. Term Loan
6.000% due 08/27/21	429	426	4.000% due 07/07/21	588	575
OCI Beaumont LLC Term Loan B3			Vince, LLC 1st Lien Term Loan B
5.000% due 08/20/19	748	739	5.750% due 11/27/19	292	289
Onex Carestream Finance LP 1st			Visant Corp. Term Loan
Lien Term Loan			7.000% due 09/23/21	613	599
5.000% due 06/07/19	352	351	Vogue International LLC Term Loan
Onex Carestream Finance LP 2nd			B
Lien Term Loan			5.250% due 02/14/20	596	594
9.500% due 06/07/19	836	827	Wilton Brands LLC Term Loan
Panda Sherman Power LLC Term			7.500% due 08/30/18 (Ê)	943	877
Loan
			See accompanying notes which are an integral part of this quarterly report.
			Russell Multi-Strategy Alternative Fund 269

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
		33,054	Municipal Bonds - 0.4%
Mortgage-Backed Securities - 0.9%			Commonwealth of Puerto Rico
Adjustable Rate Mortgage Trust			General Obligation Unlimited
Series 2005-5 Class 2A1			8.000% due 07/01/35		1,855	1,552
2.756% due 09/25/35 (Ê)	796	716	5.000% due 07/01/41		60	40
Alternative Loan Trust			Puerto Rico Sales Tax Financing
Series 2003-11T1 Class A3			Corp. Revenue Bonds
0.602% due 07/25/18 (Ê)	80	77	Zero coupon due 08/01/54 (ƒ)		4,015	322
Bear Stearns Alt-A Trust			Texas Public Finance Authority
Series 2005-10 Class 24A1			Revenue Bonds
2.677% due 01/25/36 (Ê)	709	570	8.250% due 07/01/24		1,220	1,222
Series 2006-3 Class 31A1			Tobacco Settlement Financing Corp.
2.954% due 05/25/36 (Ê)	788	548	Revenue Bonds
Bear Stearns Structured Products,			4.750% due 06/01/34		385	304
Inc.			5.000% due 06/01/41		745	598
Series 2007-R6 Class 1A1						4,038
2.591% due 01/26/36 (Ê)	897	713	Non-US Bonds - 2.9%
Countrywide Home Loans Mortgage			Adria Topco BV PIK Term Loan
Pass-Through Trust			9.000% due 06/19/19	EUR	157	173
Series 2004-16 Class 1A4A			AP NMT Acquisition BV Term Loan
0.962% due 09/25/34 (Ê)	119	110	B
Series 2004-25 Class 1A1			7.000% due 08/06/21	EUR	190	210
0.532% due 02/25/35 (Ê)	119	110	Avoca CLO IV PLC
Series 2004-25 Class 2A1			Series 2006-X Class A1A
0.542% due 02/25/34 (Ê)	147	132	0.833% due 02/18/22 (Ê)	EUR	37	42
Countrywide Home Loans Mortgage			Barclays Bank PLC
Pass-Through Trust			Series RCI
Series 2004-12 Class 11A1			14.000% due 12/31/49 (ƒ)	GBP	300	610
3.026% due 08/25/34 (Ê)	383	336	Bonos y Obligaciones del Estado
DSLA Mortgage Loan Trust			Government International Bonds
Series 2004-AR3 Class 2A1			3.800% due 04/30/24	EUR	4,800	6,540
2.498% due 07/19/44 (Ê)	114	114	5.150% due 10/31/28	EUR	500	784
Fannie Mae-Aces			Bundesrepublik Deutschland
Series 2012-M16			Bundesobligation Inflation Linked
Interest Only STRIP
0.998% due 09/25/22	18,508	1,063	Bond
			Series I/L
GE Commercial Mortgage Corp.			0.750% due 04/15/18	EUR	1,380	1,604
Trust			Claris Asset Backed Securities
Series 2007-C1 Class A1A			Series 2011-1 Class REGS
5.483% due 12/10/49	864	932	0.794% due 10/31/60	EUR	1,320	1,479
Harborview Mortgage Loan Trust			Depfa Funding II, LP
2.591% due 12/19/35	352	270	6.500% due 12/31/49	EUR	100	67
Merrill Lynch Mortgage Investors			Deutsche Bundesrepublik Inflation
Trust			Linked Bond
Series 2003-A2 Class 2A3			Series I/L
2.006% due 03/25/33 (Ê)	394	387	1.750% due 04/15/20	EUR	766	970
Morgan Stanley Capital I, Inc.			0.100% due 04/15/23	EUR	1,655	1,994
Series 2010-IQ14 Class A2FX
5.610% due 04/15/49	314	316	Domestic Group AB
			9.500% due 06/26/19	EUR	525	572
Sequoia Mortgage Trust			France Government Bond
Series 2003-4 Class 2A1
0.553% due 07/20/33 (Ê)	192	180	Series OATe
Wachovia Bank Commercial			0.250% due 07/25/18	EUR	623	720
Mortgage Trust			1.100% due 07/25/22	EUR	867	1,103
Series 2007-WHL8 Class A2			0.250% due 07/25/24	EUR	406	490
0.307% due 06/15/20 (Ê)(Þ)	1,000	993	Series OATi
Wells Fargo Mortgage Backed			1.300% due 07/25/19	EUR	1,383	1,703
Securities			2.100% due 07/25/23	EUR	329	460
Series 2004-DD Class 2A6			Generalitat de Catalunya
2.617% due 01/25/33 (Ê)	677	674	4.750% due 06/04/18	EUR	400	493
		8,241	Hellenic Republic Bonds

See accompanying notes which are an integral part of this quarterly report.

270 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
4.500% due 07/03/17	JPY	110,000	710	eBay, Inc.(Æ)	39,400	2,088
Zero coupon due 10/15/42	EUR	39,250	275	ELIOR SCA(Æ)	41,400	654
Keystone Financing LLC				General Motors Co.	18,900	617
9.500% due 10/15/19	GBP	310	472	KAR Auction Services, Inc.	26,500	904
LightPoint Pan-European CLO PLC				Kering	2,710	549
Series 2006-1 Class A				Liberty Ventures Class A(Æ)	93,000	3,474
0.476% due 01/31/22 (Ê)	EUR	226	254
Magi Funding PLC				Makita Corp.	18,200	808
Series 2006-A Class A				McDonald's Corp.	15,676	1,449
0.671% due 04/11/21 (Ê)(Þ)	EUR	141	159	Melco Crown Entertainment, Ltd.
New Zealand Government Bond				- ADR	26,300	631
2.000% due 09/20/25	NZD	1,700	1,308	Mitsubishi Corp.	21,100	368
United Kingdom Gilt Inflation				New Media Investment Group, Inc.	26,039	609
Linked				Nikon Corp.	7,100	90
1.875% due 11/22/22	GBP	1,750	3,285	Nintendo Co., Ltd.	2,900	280
0.125% due 03/22/24	GBP	530	884	PVH Corp.	5,800	640
			27,361	SCREEN Holdings Co., Ltd.	168,000	998
United States Government Treasuries - 4.0%				Sears Holdings Corp.(Æ)	7,500	239
United States Treasury Inflation
Indexed Bonds				Sirius XM Holdings, Inc.(Æ)	372,400	1,322
0.125% due 04/15/18		3,883	3,947	Starbucks Corp.	13,611	1,191
2.125% due 01/15/19		770	848	Takashimaya Co., Ltd.	176,000	1,545
0.125% due 01/15/23		1,433	1,450	Time Warner Cable, Inc.	16,211	2,207
0.375% due 07/15/23		1,624	1,682	Time Warner, Inc.	19,800	1,543
0.625% due 01/15/24		1,822	1,920	TJX Cos., Inc.	21,418	1,412
0.125% due 07/15/24		1,492	1,512	Tribune Media Co.(Æ)	28,700	1,690
United States Treasury Inflation				Wal-Mart Stores, Inc.	34,206	2,907
Indexed Notes				Wynn Resorts, Ltd.(Û)	5,153	762
0.125% due 04/15/19		3,730	3,794			52,812
United States Treasury Notes
0.089% due 04/30/16 (Ê)		1,400	1,400	Consumer Staples - 1.2%
2.125% due 06/30/21		600	611	Anheuser-Busch InBev NV
1.875% due 11/30/21		700	718	- ADR(Û)	34,872	4,257
1.500% due 01/31/22		13,400	13,403	Archer-Daniels-Midland Co.	28,246	1,317
1.750% due 05/15/23		1,600	1,619	Imperial Tobacco Group PLC	26,000	1,221
2.500% due 08/15/23		1,600	1,714	Kraft Foods Group, Inc.(Æ)	23,441	1,532
3.750% due 11/15/43		1,800	2,293	Lorillard, Inc.	50,000	3,281
			36,911			11,608
Total Long-Term Investments
(cost $198,043)			189,691	Energy - 1.4%
				Anadarko Petroleum Corp.	7,600	621
Common Stocks - 24.1%				Golar LNG, Ltd.(Æ)	8,000	241
Consumer Discretionary - 5.6%				Gulf Coast Ultra Deep Royalty
21st Century Fox, Inc.(Æ)		52,440	1,739	Trust(Æ)	235,875	252
Barnes & Noble, Inc.(Æ)		150,000	3,524	Kinder Morgan, Inc.	22,338	917
Caesars Acquisition Co. Class A(Æ)		4,745	37	Laredo Petroleum, Inc.(Æ)	5,900	58
Caesars Entertainment Corp.(Æ)		125,200	1,364	Marathon Petroleum Corp.	21,972	2,034
CBS Corp. Class B		46,542	2,551	Nordic American Offshore, Ltd.	27,500	309
Century Communities, Inc.(Æ)		2,500	40	QEP Resources, Inc.	45,400	918
Charter Communications, Inc. Class				SandRidge Energy, Inc.(Æ)	385,445	543
A(Æ)(Û)		21,000	3,173	Schlumberger, Ltd.(Û)	11,465	945
Cie Generale des Etablissements				SolarCity Corp.(Æ)	41,822	2,033
Michelin Class B		10,344	1,012	SunCoke Energy, Inc.	80,000	1,208
Comcast Corp. Class A		17,700	936	TerraForm Power, Inc. Class A	13,400	436
Daiwa House Industry Co., Ltd.		85,100	1,568	Transocean Partners LLC	13,600	199
DISH Network Corp. Class A(Æ)		28,800	2,026	Vantage Drilling Co.(Æ)	50,000	20
Dollar General Corp.(Æ)		65,335	4,381	Vivint Solar, Inc.(Æ)	4,900	39
Dollar Tree, Inc.(Æ)		20,870	1,484
				See accompanying notes which are an integral part of this quarterly report.
				Russell Multi-Strategy Alternative Fund 271

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
WPX Energy, Inc.(Æ)	35,700	381	Voya Financial, Inc.	25,000	975
YPF SA - ADR	100,000	2,345	XL Group PLC Class A	2,700	93
		13,499			46,969

Financial Services - 5.0%			Health Care - 2.8%
AerCap Holdings NV(Æ)	37,700	1,490	AbbVie, Inc.	60,000	3,621
AIA Group, Ltd.	174,100	1,008	Actavis PLC(Æ)	9,823	2,618
Ally Financial, Inc.(Æ)	75,000	1,403	Allergan, Inc.	30,000	6,578
Alpha Bank AE(Æ)	1,050,000	384	Enanta Pharmaceuticals, Inc.(Æ)	5,400	234
Altisource Portfolio Solutions SA(Æ)	23,907	485	Express Scripts Holding Co.(Æ)	5,000	404
American International Group, Inc.	39,000	1,906	Express Scripts, Inc. Class A(Æ)	10,000	807
Bank of America Corp.	109,470	1,659	Gilead Sciences, Inc.(Æ)(Û)	48,103	5,043
Chimera Investment Corp.(ö)	380,800	1,196	Intuitive Surgical, Inc.(Æ)(Û)	2,625	1,298
Citigroup, Inc.	80,293	3,770	Juno Therapeutics, Inc.(Æ)	500	21
Discover Financial Services	30,030	1,633	McKesson Corp.	7,000	1,488
E*Trade Financial Corp.(Æ)	46,600	1,074	Shire PLC - ADR	4,600	1,009
Ellington Financial LLC	2,000	42	SIGA Technologies, Inc.(Æ)	100,000	141
Federal National Mortgage			Spark Therapeutics, Inc.(Æ)	200	10
Association(Æ)	100,000	225	UnitedHealth Group, Inc.(Û)	25,569	2,717
Fifth Street Asset Management, Inc.			Zoetis, Inc. Class A	15,000	641
Class A	2,500	34			26,630
Harbinger Group, Inc.(Æ)	52,900	661
InfraREIT, Inc.(Æ)(ö)	900	24	Materials and Processing - 2.3%
Jafco Co., Ltd.	38,600	1,265	Air Products & Chemicals, Inc.	10,000	1,456
JPMorgan Chase & Co.	11,000	598	Asahi Kasei Corp.	57,000	565
KKR & Co., LP	37,574	902	Ashland, Inc.	9,600	1,138
McGraw Hill Financial, Inc.	36,944	3,304	Berry Plastics Group, Inc.(Æ)	32,500	1,099
Mitsubishi UFJ Financial Group,			CF Industries Holdings, Inc.(Û)	27,986	8,546
Inc.(Û)	248,800	1,325	Eastman Chemical Co.	15,737	1,116
Mizuho Financial Group, Inc.(Û)	907,900	1,492	LIXIL Group Corp.	67,300	1,314
Monitise PLC(Æ)	2,658,000	519	LyondellBasell Industries Class A	7,900	625
Navient Corp.	48,000	948	Nippon Steel & Sumitomo Metal
New Residential Investment Corp.			Corp.	233,000	545
(ö)	68,700	876	Nissan Chemical Industries, Ltd.	56,600	1,045
New Senior Investment Group, Inc.			Nitto Denko Corp.	17,600	1,051
(ö)	25,100	415	Orion Engineered Carbons	6,900	112
Nomad Holdings Ltd.(Å)(Æ)	86,000	860	Owens Corning	1,100	44
Nomura Holdings, Inc.(Û)	261,400	1,394	Rinnai Corp.	7,200	483
On Deck Capital, Inc.(Æ)	1,600	24	Shin-Etsu Chemical Co., Ltd.	19,400	1,285
ORIX Corp.(Û)	113,200	1,294	Toshiba Corp.	253,000	1,012
PennyMac Financial Services, Inc.			Ube Industries, Ltd.	282,000	423
Class A(Æ)	48,800	879			21,859

PennyMac Mortgage Investment			Producer Durables - 1.7%
Trust(ö)	45,600	1,026	ADT Corp. (The)	6,700	230
Piraeus Bank SA(Æ)	405,000	237	Advanced Emissions Solutions, Inc.
Realogy Holdings Corp.(Æ)	19,900	925	(Æ)	13,000	138
Sumitomo Mitsui Financial Group,			Amada Co., Ltd.	109,000	993
Inc.(Û)	41,200	1,386	American Airlines Group, Inc.	12,500	614
Sumitomo Mitsui Trust Holdings,			AMR Corp.(Å)(Æ)	75,000	—
Inc.(Û)	401,000	1,404	B/E Aerospace, Inc.	10,000	583
Tencent Holdings, Ltd.(Æ)	134,134	2,264	Danaher Corp.	39,181	3,228
Tetragon Financial Group, Ltd.	132,186	1,266	Eagle Bulk Shipping, Inc.(Æ)	13,191	135
Tokyo Tatemono Co., Ltd.	177,000	1,195	Hitachi, Ltd.	61,000	461
Tokyu Fudosan Holdings Corp.	194,500	1,205	Keyence Corp.	1,200	559
Visa, Inc. Class A	7,469	1,904	Keysight Technologies, Inc.(Æ)	55,000	1,836
See accompanying notes which are an integral part of this quarterly report.
272 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
Komatsu, Ltd.	25,100	494	Preferred Stocks - 0.3%
Neff Corp. Class A(Æ)	2,000	19	Financial Services - 0.3%
Nippon Yusen KK	163,000	485	Ally Financial, Inc.		2,300		2,300
Platform Specialty Products(Æ)	12,500	262	Federal National Mortgage
Ricoh Co., Ltd.	42,300	413	Association(ƒ)		50,000		202
Stanley Black & Decker, Inc.	22,653	2,121					2,502
			Total Preferred Stocks
Taisei Corp.(Û)	263,000	1,528	(cost $2,574)				2,502
United Continental Holdings, Inc.

(Æ)	21,154	1,467	Options Purchased - 2.8%
		15,566	(Number of Contracts)
			American Airlines
Technology - 3.1%			Group, Inc.
Amadeus IT Holding SA Class A	24,800	994	Jan 2015 58.50 Call (250)	USD	25	(ÿ)	—
Apple, Inc.	19,832	2,324	Feb 2015 51.00 Call (250)	USD	25	(ÿ)	14
Applied Materials, Inc.	35,000	799	Applied Materials, Inc.
Baidu, Inc. - ADR(Æ)	4,295	936	Apr 2015 20.00 Call (750)	USD	75	(ÿ)	253
Facebook, Inc. Class A(Æ)	31,174	2,366	CBOE SPX Volatility
Google, Inc. Class C(Æ)(Û)	3,845	2,061	Index
			Feb 2015 13.50 Call (250)	USD	25	(ÿ)	189
Groupon, Inc. Class A(Æ)	84,700	607	Cross Currency Options
GungHo Online Entertainment, Inc.	24,100	154	(EUR/MXN)
LinkedIn Corp. Class A(Æ)(Û)	4,472	1,005	Mar 2015 17.00 Put (1)	EUR	119,700	(ÿ)	2,673
Loral Space & Communications,			Cross Currency Options
Inc.(Æ)	12,400	892	(EUR/NOK)
Micron Technology, Inc.(Æ)	145,000	4,243	Feb 2015 8.20 Put (1)	EUR	1,715	(ÿ)	23
			Cross Currency Options
MModal(Å)(Æ)	13,683	205	(EUR/USD)
Motorola Solutions, Inc.	24,800	1,548	Jan 2016 1.01 Put (1)	EUR	6,860	(ÿ)	1,824
Nichicon Corp.	45,408	346	Mar 2015 1.12 Put (1)	EUR	137,000	(ÿ)	326
Nidec Corp.	13,700	933	Mar 2015 1.13 Put (1)	EUR	171,250	(ÿ)	2,890
Salesforce.com, Inc.(Æ)	18,861	1,065	Mar 2015 1.17 Put (1)	EUR	6,860	(ÿ)	6,365
SanDisk Corp.	2,500	196	May 2015 1.10 Put (1)	EUR	5,108	(ÿ)	3,559
Sony Corp.	40,900	955	Jul 2015 1.07 Put (1)	EUR	137,000	(ÿ)	1,985
SunEdison, Inc.(Æ)	128,100	2,399	Cross Currency Options
Telenet Group Holding(Æ)	27,200	1,508	(GBP/USD)
			Feb 2015 1.53 Call (1)	GBP	68,500	(ÿ)	54
Yahoo!, Inc.(Æ)	77,546	3,411	Cross Currency Options
		28,947	(USD/CAD)
			Jul 2015 1.28 Call (1)	USD	17,125	(ÿ)	440
Utilities - 1.0%			Cross Currency Options
Atlas Energy, LP	94,476	2,651	(USD/CNH)
Atlas Pipeline Partners, LP	33,128	894	Feb 2015 6.27 Call (1)	USD	34,250	(ÿ)	177
Atlas Resource Partners, LP	63,215	621	Cross Currency Options
Energy Transfer Equity, LP	68,261	4,056	(USD/JPY)
Kansai Electric Power Co., Inc.			Feb 2015 119.90 Call (1)	USD	3,430	(ÿ)	666
			Jan 2016 140.00 Call (1)	USD	13,720	(ÿ)	2,000
(The)	68,600	663	Cross Currency Options
		8,885	(USD/PHP)
			Feb 2015 45.00 Put (1)	USD	34,250	(ÿ)	605
Total Common Stocks			Cross Currency Options
(cost $220,527)		226,775	(USD/RUB)
			Apr 2015 38.00 Put (1)	USD	6,926	(ÿ)	2
Investments in Other Funds - 0.8%			May 2015 34.00 Put (1)	USD	1,645	(ÿ)	—
Financial Services - 0.8%			Aug 2015 35.00 Put (1)	USD	1,660	(ÿ)	1
Market Vectors Gold Miners ETF	205,800	4,587	Aug 2015 36.50 Put (1)	USD	1,660	(ÿ)	2
SPDR S&P 500 ETF Trust	15,000	2,992	Cross Currency Options
Total Investments in Other Funds			(USD/TRY)
(cost $7,798)		7,579	Feb 2015 2.32 Put (1)	USD	68,500	(ÿ)	41
			Energy Select Sector
			SPDR Fund
			Mar 2015 74.00 Put (2,800)	USD	280	(ÿ)	776

			See accompanying notes which are an integral part of this quarterly report.
				Russell Multi-Strategy Alternative Fund 273

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)	Amounts in thousands (except share amounts)
Principal	Fair	Principal	Fair
Amount ($)	Value	Amount ($)	Value
or Shares	$	or Shares	$
Gold 100 oz. Futures	Texas Competitive Electric Holdings
Jan 2016 2,000 Call (185)	USD	19	(ÿ)	83	Co., LLC Term Loan
Google, Inc.	4.661% due 10/10/15	4,051	2,511
Feb 2015 495.00 Put (360)	USD	36	(ÿ)	37	Tyrol Acquisition 2 SAS Term Loan
Inflationary Floor Options	A2
Aug 2019 1.60 Call (1)	USD	15,300	(ÿ)	279	1.000% due 01/29/16	378	425
Aug 2019 1.63 Call (1)	USD	16,100	(ÿ)	196	United States Treasury Bills
Aug 2019 1.63 Put (1)	USD	5,800	(ÿ)	70	0.010% due 02/05/15	4,931	4,931
iShares MSCI Emerging	Zero coupon due 02/19/15 (ç)(~)	2,000	2,000
Markets	Zero coupon due 02/26/15 (ç)(~)	20,000	20,000
Jan 2015 37.50 Put (500)	USD	50	(ÿ)	2	Zero coupon due 03/12/15 (ç)(~)	11,000	11,000
Jan 2015 38.50 Put (500)	USD	50	(ÿ)	—	0.010% due 03/19/15 (ç)(Û)(~)	53,000	52,998
Feb 2015 39.50 Put (500)	USD	50	(ÿ)	36	Zero coupon due 03/26/15 (ç)(~)	20,000	20,000
iShares NASDAQ	Zero coupon due 04/02/15 (~)	24,000	23,999
Biotechnology	0.010% due 04/09/15	10,471	10,471
Mar 2015 330.00 Put (25)	USD	3	(ÿ)	43	0.010% due 05/14/15 (~)	260	260
iShares Russell 2000	Zero coupon due 05/28/15	408	408
ETF	0.010% due 06/04/15	4,650	4,650
Feb 2015 116.50 Put (500)	USD	50	(ÿ)	98	Zero coupon due 06/11/15 (Û)	10,000	9,999
SPDR S&P 500 ETF	0.010% due 06/18/15 (Û)	5,000	4,999
Trust
Jan 2015 201.00 Call (250)	USD	25	(ÿ)	13	0.010% due 07/16/15 (Û)	5,000	4,999
Zero coupon due 07/30/15	7,828	7,825
Feb 2015 200.00 Put (250)	USD	25	(ÿ)	81	Total Short-Term Investments
Swaptions
(Fund Receives/Fund Pays)	(cost $443,294)	442,772
USD 5.000%/USD HY23 CDX Index
Mar 2015 0.00 Put (1)	13,000	(ÿ)	56	Repurchase Agreements - 2.9%
USD 5.000%/USD HY22 CDX Index	Agreement with Barclays Capital and
Mar 2015 0.00 Put (1)	6,000	(ÿ)	36	State Street Bank (Tri-Party) of $4,000
Mar 2015 0.00 Put (1)	5,000	(ÿ)	42	dated January 30, 2015 at 0.110% to
Three Month Sterling	be repurchased at $4,000 on February
Interest Rate Futures	2, 2015 collateralized by: $3,787
Jun 2015 99.25 Put (2,055)	GBP	2,569	(ÿ)	116	par various United States Treasury
Sep 2015 99.38 Put (2,055)	GBP	2,569	(ÿ)	406	Obligations, valued at $4,301.	4,000	4,000
Yahoo!, Inc.	Agreement with Credit Suisse and State
Jan 2015 49.00 Call (50)	USD	5	(ÿ)	—	Street Bank (Tri-Party) of $2,100
Jan 2015 50.00 Call (100)	USD	10	(ÿ)	—	dated January 30, 2015 at 0.110% to
Feb 2015 50.00 Call (25)	USD	3	(ÿ)	—	be repurchased at $2,100 on February
Jan 2015 44.00 Put (300)	USD	30	(ÿ)	1	2, 2015 collateralized by: $2,103
Jan 2015 48.50 Put (300)	USD	30	(ÿ)	135	par various United States Treasury
Total Options Purchased	Obligations, valued at $2,141.	2,100	2,100
(cost $19,750)	26,595	Agreement with JPMorgan and State
Street Bank (Tri-Party) of $13,200
Warrants & Rights - 0.0%	dated January 30, 2015 at 0.110%
Kinder Morgan, Inc.	to be repurchased at $13,200 on
2017 Warrants (Æ)	39,700	150	February 2, 2015 collateralized by:
MModal(Å)	$12,668 par various United States
Treasury Obligations, valued at
2017 Warrants (Æ)	9,579	—	$13,944	.	13,200	13,200
150	Agreement with Toronto Dominion
Total Warrants & Rights	Securities and State Street Bank
(cost $143)	150	(Tri-Party) of $8,200 dated January
30, 2015 at 0.110% to be repurchased at
Short-Term Investments - 47.2%	$8,200 on February 2, 2015
Dubai World, Ltd. Term Loan A1	collateralized by: $7,825 par various
1.000% due 09/30/15	140	116	United States Treasury Obligations,
Freddie Mac Discount Notes	valued at $8,795.	8,200	8,200
Zero coupon due 03/11/15 (~)	6,200	6,200	Total Repurchase Agreements
Morgan Stanley	(cost $27,500)	27,500
0.733% due 10/15/15 (Ê)	1,200	1,202
Russell U.S. Cash Management Fund	253,779,472	(∞)	253,779

See accompanying notes which are an integral part of this quarterly report.
274 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Total Investments 98.3%			House Foods Group, Inc.	(8,900)	(178)
(identified cost $919,629)		923,564	Kewpie Corp.	(13,600)	(315)
			Kubota Corp.	(13,000)	(193)
Securities Sold Short - (5.9)%					(1,081)
Long-Term Investments - (0.3)%			Technology - (0.5)%
United States Government Treasuries - (0.3)%			GungHo Online Entertainment, Inc.	(24,100)	(108)
United States Treasury Notes			Ibiden Co., Ltd.	(14,300)	(215)
2.125% due 06/30/21	(600)	(604)	International Business Machines Corp.	(18,310)	(2,807)
3.750% due 11/15/43	(1,800)	(2,293)	Ryosan Co., Ltd.	(4,000)	(85)
		(2,897)	SanDisk Corp.	(2,500)	(197)
Total Long-Term Investments			Taiyo Yuden Co., Ltd.	(21,900)	(272)
(proceeds $2,426)		(2,897)	Teradata Corp.(Æ)	(21,902)	(976)
					(4,660)
Common Stocks - (3.4)%			Total Common Stocks
Consumer Discretionary - (1.0)%			(proceeds $36,476)		(31,984)
Amazon.com, Inc.(Æ)	(6,175)	(2,189)
Expedia, Inc.	(15,000)	(1,289)	Investments in Other Funds - (2.2)%
Ford Motor Co.	(157,937)	(2,323)	Financial Services - (2.2)%
General Motors Co.	(56,099)	(1,830)	Energy Select Sector SPDR Fund	(24,869)	(1,879)
Honda Motor Co., Ltd.	(7,500)	(226)	iShares MSCI Brazil Capped ETF	(80,329)	(2,756)
Japan Display, Inc.(Æ)	(117,600)	(411)	iShares MSCI Emerging Markets ETF	(59,220)	(2,311)
Kyocera Corp.	(2,000)	(88)	iShares PHLX Semiconductor ETF	(27,000)	(2,386)
Nikon Corp.	(24,900)	(316)	iShares Russell 2000 ETF	(40,000)	(4,628)
Nissan Motor Co., Ltd.	(27,900)	(239)	SPDR S&P 500 ETF Trust	(35,000)	(6,981)
Yaskawa Electric Corp.	(15,900)	(203)	Total Investments in Other Funds
		(9,114)	(proceeds $21,914)		(20,941)
Consumer Staples - (0.1)%
Ezaki Glico Co., Ltd.	(3,800)	(156)	Total Securities Sold Short
Reynolds American, Inc.	(7,500)	(509)	(proceeds $60,816)		(55,822)
		(665)
Energy - (0.7)%
Continental Resources, Inc.(Æ)	(24,849)	(1,128)	Other Assets and Liabilities,
Golar LNG, Ltd.(Æ)	(7,500)	(227)	Net - 7.6%		71,286
NOW, Inc.(Æ)	(5,000)	(125)	Net Assets - 100.0%		939,028
Petroleo Brasileiro SA - ADR(Æ)	(104,919)	(631)
Statoil ASA Class N	(139,065)	(2,319)
SunCoke Energy, Inc.	(5,000)	(75)
Targa Resources Corp.	(1,800)	(156)
Transocean, Ltd.	(99,648)	(1,624)
		(6,285)
Health Care - (0.1)%
Actavis PLC(Æ)	(5,000)	(1,333)
Sysmex Corp.	(2,200)	(98)
		(1,431)
Materials and Processing - (0.9)%
ArcelorMittal	(177,554)	(1,712)
Fastenal Co.	(38,986)	(1,731)
First Quantum Minerals, Ltd.(Æ)	(309,523)	(2,823)
Goldcorp, Inc.	(26,437)	(635)
Kaneka Corp.	(71,000)	(435)
Kuraray Co., Ltd.	(8,700)	(109)
Newmont Mining Corp.	(51,810)	(1,303)
		(8,748)
Producer Durables - (0.1)%
Hirose Electric Co., Ltd.	(1,200)	(144)
Hitachi Construction Machinery Co.,
Ltd.	(13,500)	(251)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 275

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.1%
AMR Corp.	11/25/13	75,000	—	—	—
Cathedral Lake CLO, Ltd.	12/05/13	250,000	93.68	234	232
Covenant Care Partners CLO I, Ltd.	06/18/14	250,000	93.20	233	229
Cutwater, Ltd.	07/08/14	100,000	93.74	94	93
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc.	01/20/15	265,000	100.00	265	271
Jamestown CLO XI, Ltd.	01/28/15	500,000	86.46	432	432
Jamestown CLO XI, Ltd.	01/28/15	515,000	91.81	473	473
MModal	07/31/14	13,683	20.01	274	205
MModal	08/28/14	9,579	25.99	4	—
Nomad Holdings Ltd.	10/03/14	86,000	10.81	930	860
OFSI Fund V, Ltd.	06/28/13	270,000	96.81	261	262
Republic of Argentina Government Bond	05/20/14	7,963,576	79.78	6,354	6,606
Sound Point CLO III, Ltd.	07/26/13	470,000	95.22	448	450
					10,113
For a description of restricted securities see note 8 in the Notes to Quarterly Reports.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional	Expiration	(Depreciation)
	Contracts	Amount	Date		$

Long Positions
Aluminum Futures	31	USD	1,439	03/15	(88)
Amsterdam Index Futures	20	EUR	1,797	02/15	110
Australia 10 Year Treasury Bond Futures	42	AUD	5,535	03/15	167
Australia 3 Year Treasury Bond Futures	165	AUD	18,453	03/15	122
Australia Bank Bill 90 Day Futures	282	AUD	280,355	03/15	266
Bankers Acceptance Futures	10	CAD	2,481	09/15	5
BOVESPA Index Futures	35	BRL	1,649	02/15	(16)
Brent Crude Oil Futures	95	USD	5,034	02/15	301
CAC 40 Index Futures	36	EUR	1,659	02/15	108
Canada 10 Year Government Bond Futures	28	CAD	4,079	03/15	179
Cattle Feeder Futures	1	USD	103	03/15	(6)
Cocoa Futures	29	USD	623	03/15	(36)
Coffee Futures	8	USD	486	03/15	(80)
Corn Futures	70	USD	1,295	03/15	(87)
Cotton No. 2 Futures	4	USD	119	03/15	(3)
DAX Index Futures	6	EUR	1,604	03/15	133
Dow Jones Mini E-CBOT Futures	16	USD	1,368	03/15	(41)
Euribor Interest Rate Futures	21	EUR	5,247	06/15	(2)
Euribor Interest Rate Futures	29	EUR	7,247	09/15	(2)
Euribor Interest Rate Futures	36	EUR	8,996	12/15	1
Euribor Interest Rate Futures	45	EUR	11,244	03/16	3
Euribor Interest Rate Futures	54	EUR	13,491	06/16	8
Euribor Interest Rate Futures	61	EUR	15,237	09/16	13
Euribor Interest Rate Futures	60	EUR	14,983	12/16	11
EURO STOXX 50 Index Futures	613	EUR	20,529	03/15	1,117
Euro-Bobl Futures	109	EUR	14,267	03/15	117
Euro-BTP Futures	410	EUR	56,658	03/15	659
Euro-Bund Futures	381	EUR	60,728	03/15	1,476
Euro-Buxl 30 Year Bond Futures	2	EUR	337	03/15	24
Eurodollar Futures	13	USD	3,238	06/15	—
Eurodollar Futures	27	USD	6,716	09/15	—
Eurodollar Futures	35	USD	8,692	12/15	3
Eurodollar Futures	34	USD	8,429	03/16	5

See accompanying notes which are an integral part of this quarterly report.

276 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Eurodollar Futures	36	USD	8,908	06/16	9
Eurodollar Futures	39	USD	9,634	09/16	15
Eurodollar Futures	43	USD	10,605	12/16	25
Euro-Schatz Futures	249	EUR	27,696	03/15	44
EuroSwiss Interest Rate Futures	1	CHF	252	06/15	—
EuroSwiss Interest Rate Futures	1	CHF	252	09/15	1
EuroSwiss Interest Rate Futures	1	CHF	252	12/15	—
FTSE 100 Index Futures	31	GBP	2,079	03/15	70
FTSE China A50 Index Futrues	411	USD	4,313	02/15	(221)
FTSE/JSE TOP 40 Index Futures	19	ZAR	8,592	03/15	23
FTSE/MIB Index Futures	5	EUR	512	03/15	6
Gas Oil Futures	16	USD	765	02/15	(17)
Gasoline RBOB Futures	4	USD	248	02/15	28
Gold 100 oz. Futures	30	USD	3,836	02/15	153
Gold 100 oz. Futures	28	USD	3,582	04/15	(1)
Hang Seng Index Futures	16	HKD	19,628	02/15	(36)
H-Shares Index Futures	76	HKD	44,718	02/15	(230)
IBEX 35 Index Futures	6	EUR	623	02/15	2
Japan Government Mini 10 Year Bond Futures	130	JPY	1,926,080	03/15	139
KOSPI2 Index Futures	12	KRW	1,507,200	03/15	20
Lean Hogs Futures	27	USD	729	02/15	(211)
Lean Hogs Futures	2	USD	58	04/15	(3)
Live Cattle Futures	6	USD	372	02/15	(36)
Live Cattle Futures	16	USD	975	04/15	(45)
LME Copper Futures	7	USD	966	03/15	(155)
LME Lead Futures	3	USD	139	03/15	(13)
Long Gilt Futures	31	GBP	3,840	03/15	316
MSCI Singapore Index ETS Futures	9	SGD	684	02/15	(2)
MSCI Taiwan Index Futures	39	USD	1,357	02/15	(18)
NASDAQ 100 E-Mini Index Futures	16	USD	1,325	03/15	(15)
Natural Gas Futures	1	USD	27	02/15	(2)
New York Harbor ULSD Futures	2	USD	143	02/15	5
Nickel Futures	6	USD	545	03/15	(60)
NIKKEI 225 Index Futures	44	JPY	777,480	03/15	—
Platinum Futures	9	USD	557	04/15	(14)
Russell 2000 Mini Index Futures	13	USD	1,509	03/15	(35)
S&P 500 E-Mini Index Futures	121	USD	12,030	03/15	28
S&P 500 Index Futures	11	USD	5,468	03/15	(192)
S&P Mid 400 E-Mini Index Futures	19	USD	2,720	03/15	23
S&P/TSX 60 Index Futures	20	CAD	3,422	03/15	40
SGX CNX NIFTY Futures	97	USD	1,722	02/15	(12)
Silver Futures	28	USD	2,409	03/15	10
Soybean Futures	11	USD	529	03/15	(46)
Soybean Meal Futures	16	USD	528	03/15	(42)
Soybean Oil Futures	8	USD	144	03/15	(17)
SPI 200 Index Futures	18	AUD	2,494	03/15	42
Sterling Interest Rate Futures	67	GBP	8,323	06/15	19
Sterling Interest Rate Futures	95	GBP	11,797	09/15	43
Sterling Interest Rate Futures	92	GBP	11,417	12/15	61
Sterling Interest Rate Futures	80	GBP	9,921	03/16	65
Sterling Interest Rate Futures	73	GBP	9,045	06/16	67
Sterling Interest Rate Futures	68	GBP	8,417	09/16	73
Sterling Interest Rate Futures	64	GBP	7,914	12/16	43
Swiss Market Index Futures	3	CHF	249	03/15	13
TAIEX Index Futures	8	TWD	15,037	02/15	11
Three Month Aluminum Futures	5	USD	232	02/15	(24)
Three Month Aluminum Futures	7	USD	325	03/15	(19)
Three Month Aluminum Futures	7	USD	326	04/15	7
Three Month Copper Futures	6	USD	830	03/15	(132)
Three Month Copper Futures	4	USD	551	04/15	(60)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 277

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Three Month Lead Futures			2	USD	93	03/15	(9)
Three Month Zinc Futures			5	USD	265	03/15	(11)
Three Month Zinc Futures			2	USD	106	04/15	1
TOPIX Index Futures			27	JPY	381,915	03/15	29
United States 10 Year Treasury Note Futures			351	USD	45,937	03/15	1,610
United States 2 Year Treasury Note Futures			175	USD	38,459	03/15	104
United States 5 Year Treasury Note Futures			101	USD	12,256	03/15	188
United States Treasury Long Bond Futures			17	USD	2,572	03/15	154
Wheat Futures			58	USD	1,475	03/15	(283)
WTI Crude Futures			23	USD	1,110	02/15	—
Zinc Futures			8	USD	424	03/15	(21)
Short Positions
Aluminum Futures			16	USD	743	03/15	29
Cocoa Futures			18	USD	461	03/15	15
Copper Futures			31	USD	1,933	03/15	343
Corn Futures			111	USD	2,054	03/15	74
Cotton No. 2 Futures			27	USD	801	03/15	26
Euribor Interest Rate Futures			1	EUR	250	09/15	—
Eurodollar Futures			653	USD	162,164	12/15	(275)
Eurodollar Futures			1,080	USD	266,368	12/16	(649)
Eurodollar Futures			495	USD	121,782	06/17	(1,261)
Eurodollar Futures			686	USD	167,993	12/18	(731)
Gas Oil Futures			16	USD	765	02/15	132
Gasoline RBOB Futures			7	USD	435	02/15	(33)
Gold 100 oz. Futures			30	USD	3,836	02/15	(204)
Lean Hogs Futures			27	USD	729	02/15	172
Lean Hogs Futures			14	USD	405	04/15	35
Live Cattle Futures			6	USD	372	02/15	17
LME Copper Futures			9	USD	1,242	03/15	165
LOW SU GASOIL G			8	USD	382	03/15	—
MSCI Emerging Markets Mini Index Futures			69	USD	3,282	03/15	(50)
Natural Gas Futures			8	USD	215	02/15	17
New York Harbor ULSD Futures			10	USD	714	02/15	(14)
Nickel Futures			2	USD	182	03/15	21
Platinum Futures			16	USD	991	04/15	(31)
Russell 1000 Mini Index Futures			17	USD	1,882	03/15	32
S&P 500 E-Mini Index Futures			593	USD	58,956	03/15	1,155
S&P Mid 400 E-Mini Index Futures			21	USD	3,006	03/15	(16)
Silver Futures			17	USD	1,463	03/15	(85)
Soybean Futures			49	USD	2,354	03/15	38
Soybean Oil Futures			38	USD	684	03/15	37
Sugar 11 Futures			59	USD	977	02/15	85
Three Month Aluminum Futures			5	USD	232	02/15	24
Three Month Aluminum Futures			7	USD	325	03/15	20
Three Month Aluminum Futures			7	GBP	326	04/15	(7)
Three Month Copper Futures			6	USD	830	03/15	131
Three Month Copper Futures			4	USD	551	04/15	60
Three Month Lead Futures			2	USD	93	03/15	9
Three Month Zinc Futures			5	USD	265	03/15	10
Three Month Zinc Futures			2	USD	106	04/15	(1)
United States 5 Year Treasury Note Futures			23	USD	2,791	03/15	(51)
Wheat Futures			124	USD	3,162	03/15	186
Zinc Futures			4	USD	212	03/15	1
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							5,398

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
American Airlines Group, Inc.	Call	500	57.00	USD	50	02/06/15	(1)
See accompanying notes which are an integral part of this quarterly report.
278 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Barnes & Noble, Inc.	Call	100	23.00	USD	10	02/20/15	(12)
CF Industries Holdings, Inc.	Call	30	300.00	USD	3	02/20/15	(35)
Cross Currency Options (EUR/CZK)	Put	1	27.00	EUR	68,500	07/14/15	(441)
Cross Currency Options (EUR/MXN)	Call	1	18.70	EUR	34,200	03/19/15	(60)
Cross Currency Options (EUR/NOK)	Call	1	9.10	EUR	68,600	03/18/15	(582)
Cross Currency Options (EUR/USD)	Call	1	1.18	EUR	137,000	07/27/15	(1,960)
Cross Currency Options (EUR/USD)	Call	1	1.32	EUR	3,430	01/12/16	(248)
Cross Currency Options (EUR/USD)	Put	1	1.10	EUR	171,250	03/09/15	(1,190)
Cross Currency Options (NZD/USD)	Call	1	0.77	NZD	51,375	02/24/15	(46)
Cross Currency Options (USD/CAD)	Put	1	1.00	USD	34,250	07/24/15	(395)
Cross Currency Options (USD/JPY)	Put	1	105.00	USD	171,500	11/25/15	(1,504)
Cross Currency Options (USD/JPY)	Put	1	105.00	USD	171,000	12/10/15	(1,595)
Cross Currency Options (USD/RUB)	Call	1	45.00	USD	69,200	04/08/15	(25,637)
Cross Currency Options (USD/TRY)	Call	1	2.42	USD	68,500	02/26/15	(1,662)
Inflationary Floor Options	Call	2	1.00	USD	62,800	08/15/19	(495)
Inflationary Floor Options	Put	1	1.00	USD	11,600	08/15/19	(75)
iShares MSCI Emerging Markets	Put	500	37.50	USD	50	02/06/15	(5)
iShares Russell 2000 ETF	Put	500	114.50	USD	50	02/06/15	(54)
SPDR S&P 500 ETF Trust	Put	250	196.00	USD	25	02/13/15	(46)
SunCoke Energy, Inc.	Call	100	15.00	USD	10	02/20/15	(6)
Three Month Sterling Interest Rate Futures	Put	2,055	99.38	GBP	2,569	06/17/15	(213)
Three Month Sterling Interest Rate Futures	Put	2,055	99.25	GBP	2,569	09/16/15	(261)
Yahoo!, Inc.	Call	50	55.00	USD	5	02/20/15	—
Zoetis, Inc.	Call	150	43.00	USD	15	02/20/15	(17)
Total Liability for Options Written (premiums received $11,239)							(36,540)

Transactions in options written contracts for the period ended January 31, 2015 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2014				2,488	$2,516
Opened				19,558	11,447
Closed				(3,903)	(433)
Expired				(11,838)	(2,291)
Outstanding January 31, 2015				6,305	$11,239

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Australia and New Zealand Banking Group		PHP	696,109	USD	15,413	02/09/15	(370)
Bank of America		USD	166	AUD	205	02/03/15	(6)
Bank of America		USD	1,183	EUR	1,005	02/03/15	(46)
Bank of America		USD	1,028	JPY	121,700	02/03/15	9
Bank of America		AUD	602	USD	468	02/03/15	(1)
Bank of America		EUR	490	USD	596	02/03/15	42
Bank of America		EUR	25	USD	32	02/25/15	3
Bank of America		ILS	2,407	USD	608	04/14/15	(4)
Bank of America		JPY	122,900	USD	1,025	02/03/15	(22)
Bank of America		JPY	121,700	USD	1,028	03/03/15	(9)
Barclays		USD	5,567	AUD	6,850	03/18/15	(249)
Barclays		USD	17,125	CAD	21,681	03/18/15	(73)
Barclays		USD	686	CHF	596	03/18/15	(35)
Barclays		USD	4,116	CHF	3,579	03/18/15	(210)
Barclays		USD	28,400	CNH	175,670	02/09/15	(466)
			See accompanying notes which are an integral part of this quarterly report.
					Russell Multi-Strategy Alternative Fund 279

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	1,679	EUR	1,349	02/25/15	(154)
Barclays	USD	7,981	EUR	6,860	03/18/15	(226)
Barclays	USD	8,190	EUR	6,850	03/18/15	(447)
Barclays	USD	8,191	EUR	6,850	03/18/15	(447)
Barclays	USD	15,548	EUR	13,700	03/18/15	(61)
Barclays	USD	15,758	EUR	13,720	03/18/15	(249)
Barclays	USD	16,186	EUR	13,720	03/18/15	(677)
Barclays	USD	16,188	EUR	13,720	03/18/15	(679)
Barclays	USD	16,190	EUR	13,720	03/18/15	(681)
Barclays	USD	16,217	EUR	13,720	03/18/15	(708)
Barclays	USD	16,218	EUR	13,720	03/18/15	(708)
Barclays	USD	19,822	EUR	17,125	03/18/15	(464)
Barclays	USD	20,204	EUR	17,150	03/18/15	(817)
Barclays	USD	20,219	EUR	17,125	03/18/15	(860)
Barclays	USD	20,249	EUR	17,125	03/18/15	(890)
Barclays	USD	20,274	EUR	17,125	03/18/15	(916)
Barclays	USD	38,604	EUR	34,300	03/18/15	169
Barclays	USD	49,875	EUR	44,590	03/18/15	531
Barclays	USD	6,860	INR	423,109	02/27/15	(63)
Barclays	USD	6,850	JPY	811,248	03/18/15	62
Barclays	USD	6,860	JPY	816,254	03/18/15	94
Barclays	USD	9,236	JPY	1,093,930	03/18/15	84
Barclays	USD	13,700	JPY	1,610,750	03/18/15	24
Barclays	USD	13,720	JPY	1,632,782	03/18/15	191
Barclays	USD	17,125	JPY	1,998,840	03/19/15	(95)
Barclays	USD	70	MXN	956	02/05/15	(6)
Barclays	USD	3,425	MXN	50,541	02/06/15	(54)
Barclays	USD	3,425	NOK	26,694	03/18/15	26
Barclays	USD	6,860	NOK	52,690	03/18/15	(48)
Barclays	USD	6,860	NOK	52,688	03/18/15	(48)
Barclays	USD	6,860	NOK	52,686	03/18/15	(49)
Barclays	USD	6,850	RUB	458,264	02/27/15	(284)
Barclays	USD	20,085	RUB	826,915	04/02/15	(8,424)
Barclays	AUD	13,700	JPY	1,279,095	03/18/15	262
Barclays	BRL	9,252	USD	3,430	02/13/15	(8)
Barclays	BRL	18,497	USD	6,860	02/13/15	(14)
Barclays	CAD	16,970	USD	13,720	03/18/15	373
Barclays	CHF	41,169	EUR	34,300	03/19/15	(6,164)
Barclays	EUR	6,850	CZK	193,467	03/18/15	137
Barclays	EUR	5	USD	6	02/25/15	—
Barclays	EUR	1,713	USD	1,940	03/18/15	4
Barclays	EUR	6,850	USD	8,128	03/18/15	385
Barclays	EUR	6,860	USD	8,088	03/18/15	333
Barclays	EUR	13,700	USD	15,513	03/18/15	27
Barclays	EUR	13,720	USD	16,267	03/18/15	758
Barclays	EUR	17,125	USD	20,252	03/18/15	894
Barclays	EUR	17,150	USD	20,265	03/18/15	878
Barclays	EUR	36,305	USD	43,011	03/18/15	1,970
Barclays	EUR	51,450	USD	58,057	03/18/15	(104)
Barclays	EUR	5,138	USD	5,813	03/19/15	5
Barclays	EUR	34,300	USD	38,516	03/19/15	(258)
Barclays	HUF	2,323,047	EUR	7,586	03/18/15	139
Barclays	JPY	817,312	USD	6,860	03/18/15	(103)
Barclays	JPY	818,788	USD	6,840	03/18/15	(136)
Barclays	JPY	4,031,805	USD	34,300	03/18/15	(51)
Barclays	NOK	43,087	EUR	4,795	03/18/15	(150)
Barclays	NOK	122,214	EUR	13,700	03/18/15	(313)

See accompanying notes which are an integral part of this quarterly report.
280 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Barclays	NZD	9,590	USD	7,179	02/04/15	203
Barclays	NZD	6,850	USD	4,996	02/09/15	15
Barclays	RUB	190,406	USD	3,425	02/09/15	672
Barclays	RUB	486,351	USD	6,850	03/02/15	(107)
Barclays	RUB	193,145	USD	3,425	03/10/15	672
Barclays	RUB	193,692	USD	3,425	03/10/15	664
Barclays	RUB	193,695	USD	3,425	03/10/15	664
Barclays	RUB	156,287	USD	2,740	04/08/15	542
Barclays	RUB	156,287	USD	2,740	04/08/15	542
Barclays	RUB	156,395	USD	2,740	04/08/15	540
Barclays	RUB	156,422	USD	2,740	04/08/15	540
Barclays	RUB	156,445	USD	2,740	04/08/15	540
Barclays	RUB	156,490	USD	2,740	04/08/15	539
Barclays	SEK	161,537	EUR	17,125	03/18/15	(172)
Barclays	SGD	25,990	USD	19,249	02/02/15	36
Barclays	SGD	4,635	USD	3,425	03/18/15	2
Barclays	TRY	41,255	USD	17,125	02/02/15	261
Barclays	TRY	16,215	USD	6,850	03/18/15	284
Barclays	TRY	16,261	USD	6,850	03/18/15	265
Barclays	TRY	16,838	USD	6,850	03/18/15	31
Barclays	ZAR	39,643	USD	3,425	02/06/15	22
BNP Paribas	AUD	26,575	USD	21,874	03/18/15	1,243
BNP Paribas	EUR	20,550	CHF	20,976	03/18/15	(335)
BNP Paribas	JPY	2,047,402	USD	17,100	03/18/15	(344)
Citigroup	USD	103	AUD	126	03/18/15	(5)
Citigroup	USD	195	AUD	241	03/18/15	(8)
Citigroup	USD	243	AUD	303	03/18/15	(8)
Citigroup	USD	292	AUD	356	03/18/15	(15)
Citigroup	USD	325	AUD	402	03/18/15	(13)
Citigroup	USD	537	AUD	660	03/18/15	(25)
Citigroup	USD	711	AUD	879	03/18/15	(28)
Citigroup	USD	871	AUD	1,079	03/18/15	(33)
Citigroup	USD	957	AUD	1,150	03/18/15	(64)
Citigroup	USD	1,062	AUD	1,305	03/18/15	(49)
Citigroup	USD	1,624	AUD	1,989	03/18/15	(80)
Citigroup	USD	1,733	AUD	2,157	03/18/15	(59)
Citigroup	USD	4	BRL	10	03/18/15	—
Citigroup	USD	8	BRL	20	03/18/15	—
Citigroup	USD	26	BRL	70	03/18/15	(1)
Citigroup	USD	34	BRL	90	03/18/15	(1)
Citigroup	USD	46	BRL	120	03/18/15	(2)
Citigroup	USD	56	BRL	150	03/18/15	(1)
Citigroup	USD	56	BRL	150	03/18/15	(1)
Citigroup	USD	75	BRL	200	03/18/15	(2)
Citigroup	USD	129	BRL	350	03/18/15	—
Citigroup	USD	146	BRL	390	03/18/15	(3)
Citigroup	USD	156	BRL	410	03/18/15	(5)
Citigroup	USD	175	BRL	460	03/18/15	(6)
Citigroup	USD	5	CAD	6	03/18/15	(1)
Citigroup	USD	84	CAD	97	03/18/15	(8)
Citigroup	USD	155	CAD	186	03/18/15	(9)
Citigroup	USD	166	CAD	190	03/18/15	(16)
Citigroup	USD	236	CAD	281	03/18/15	(15)
Citigroup	USD	262	CAD	297	03/18/15	(29)
Citigroup	USD	273	CAD	324	03/18/15	(18)
Citigroup	USD	630	CAD	746	03/18/15	(44)
Citigroup	USD	783	CAD	928	03/18/15	(53)

		See accompanying notes which are an integral part of this quarterly report.
				Russell Multi-Strategy Alternative Fund 281

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	1,015	CAD	1,197	03/18/15	(74)
Citigroup	USD	1,255	CAD	1,481	03/18/15	(90)
Citigroup	USD	2,494	CAD	2,846	03/18/15	(255)
Citigroup	USD	1	CHF	1	03/18/15	—
Citigroup	USD	2	CHF	2	03/18/15	—
Citigroup	USD	3	CHF	3	03/18/15	—
Citigroup	USD	3	CHF	3	03/18/15	—
Citigroup	USD	14	CHF	14	03/18/15	1
Citigroup	USD	279	CHF	240	03/18/15	(17)
Citigroup	USD	32	CLP	20,000	03/18/15	(1)
Citigroup	USD	2,400	CNH	14,945	02/09/15	(24)
Citigroup	USD	4	COP	10,000	03/18/15	—
Citigroup	USD	34	COP	80,000	03/18/15	(1)
Citigroup	USD	39	COP	90,000	03/18/15	(2)
Citigroup	USD	4	CZK	100	03/18/15	—
Citigroup	USD	14	CZK	300	03/18/15	(1)
Citigroup	USD	18	CZK	400	03/18/15	(2)
Citigroup	USD	36	CZK	800	03/18/15	(3)
Citigroup	USD	36	CZK	900	03/18/15	—
Citigroup	USD	49	CZK	1,100	03/18/15	(4)
Citigroup	USD	50	CZK	1,100	03/18/15	(5)
Citigroup	USD	54	CZK	1,200	03/18/15	(5)
Citigroup	USD	72	CZK	1,600	03/18/15	(7)
Citigroup	USD	89	CZK	2,000	03/18/15	(8)
Citigroup	USD	117	CZK	2,600	03/18/15	(11)
Citigroup	USD	181	CZK	4,000	03/18/15	(18)
Citigroup	USD	260	CZK	6,400	03/18/15	—
Citigroup	USD	261	CZK	6,400	03/18/15	—
Citigroup	USD	3,888	EUR	3,425	02/03/15	(18)
Citigroup	USD	3,876	EUR	3,425	03/11/15	(4)
Citigroup	USD	77,435	EUR	68,500	03/11/15	(6)
Citigroup	USD	82	EUR	66	03/18/15	(8)
Citigroup	USD	213	EUR	172	03/18/15	(19)
Citigroup	USD	215	EUR	185	03/18/15	(6)
Citigroup	USD	223	EUR	181	03/18/15	(18)
Citigroup	USD	287	EUR	233	03/18/15	(24)
Citigroup	USD	393	EUR	316	03/18/15	(35)
Citigroup	USD	595	EUR	478	03/18/15	(55)
Citigroup	USD	919	EUR	749	03/18/15	(72)
Citigroup	USD	974	EUR	781	03/18/15	(91)
Citigroup	USD	1,000	EUR	812	03/18/15	(82)
Citigroup	USD	1,162	EUR	1,025	03/18/15	(4)
Citigroup	USD	1,217	EUR	972	03/18/15	(118)
Citigroup	USD	1,599	EUR	1,284	03/18/15	(148)
Citigroup	USD	1,744	EUR	1,399	03/18/15	(162)
Citigroup	USD	1,811	EUR	1,456	03/18/15	(165)
Citigroup	USD	2,431	EUR	1,961	03/18/15	(214)
Citigroup	USD	19,581	EUR	17,150	03/18/15	(195)
Citigroup	USD	27,700	EUR	22,152	03/18/15	(2,659)
Citigroup	USD	32,465	EUR	27,400	03/18/15	(1,492)
Citigroup	USD	40,545	EUR	34,300	03/18/15	(1,773)
Citigroup	USD	83,325	EUR	70,658	03/18/15	(3,453)
Citigroup	USD	163,501	EUR	137,000	03/18/15	(8,633)
Citigroup	USD	17	GBP	11	03/18/15	—
Citigroup	USD	47	GBP	30	03/18/15	(2)
Citigroup	USD	77	GBP	49	03/18/15	(4)
Citigroup	USD	78	GBP	50	03/18/15	(2)

See accompanying notes which are an integral part of this quarterly report.
282 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		79	GBP	50	03/18/15	(3)
Citigroup	USD		106	GBP	70	03/18/15	(1)
Citigroup	USD		160	GBP	102	03/18/15	(6)
Citigroup	USD		214	GBP	136	03/18/15	(9)
Citigroup	USD		249	GBP	159	03/18/15	(10)
Citigroup	USD		250	GBP	160	03/18/15	(9)
Citigroup	USD		267	GBP	177	03/18/15	(1)
Citigroup	USD		324	GBP	207	03/18/15	(13)
Citigroup	USD		398	GBP	262	03/18/15	(4)
Citigroup	USD		438	GBP	290	03/18/15	(1)
Citigroup	USD		468	GBP	310	03/18/15	(1)
Citigroup	USD		499	GBP	319	03/18/15	(19)
Citigroup	USD		500	GBP	329	03/18/15	(4)
Citigroup	USD		534	GBP	340	03/18/15	(22)
Citigroup	USD		1,130	GBP	721	03/18/15	(44)
Citigroup	USD		8	HKD	60	03/18/15	—
Citigroup	USD		10	HKD	79	03/18/15	—
Citigroup	USD		65	HKD	505	03/18/15	—
Citigroup	USD		66	HKD	508	03/18/15	—
Citigroup	USD		45	HUF	11,000	03/18/15	(5)
Citigroup	USD		77	HUF	19,000	03/18/15	(8)
Citigroup	USD		114	HUF	28,000	03/18/15	(12)
Citigroup	USD		162	HUF	40,025	03/18/15	(17)
Citigroup	USD		165	HUF	40,754	03/18/15	(17)
Citigroup	USD		264	HUF	65,603	03/18/15	(26)
Citigroup	USD		278	HUF	69,618	03/18/15	(25)
Citigroup	USD		296	HUF	82,000	03/18/15	2
Citigroup	USD		334	HUF	92,000	03/18/15	—
Citigroup	USD		344	HUF	95,000	03/18/15	1
Citigroup	USD		5	IDR	65,478	03/18/15	—
Citigroup	USD		19	IDR	234,522	03/18/15	—
Citigroup	USD		24	IDR	300,000	03/18/15	—
Citigroup	USD		39	IDR	500,000	03/18/15	—
Citigroup	USD		47	IDR	600,000	03/18/15	—
Citigroup	USD		70	IDR	900,000	03/18/15	1
Citigroup	USD		86	IDR	1,100,000	03/18/15	—
Citigroup	USD		25	ILS	100	03/18/15	—
Citigroup	USD		25	ILS	100	03/18/15	—
Citigroup	USD		428	ILS	1,700	03/18/15	5
Citigroup	USD		16	INR	1,000	03/18/15	—
Citigroup	USD		16	INR	1,000	03/18/15	—
Citigroup	USD		16	INR	1,000	03/18/15	—
Citigroup	USD		16	INR	1,000	03/18/15	—
Citigroup	USD		16	INR	1,000	03/18/15	—
Citigroup	USD		16	INR	1,000	03/18/15	—
Citigroup	USD		31	INR	2,000	03/18/15	1
Citigroup	USD		32	INR	2,000	03/18/15	—
Citigroup	USD		32	INR	2,000	03/18/15	—
Citigroup	USD		47	INR	3,000	03/18/15	1
Citigroup	USD		62	INR	4,000	03/18/15	2
Citigroup	USD		63	INR	4,000	03/18/15	1
Citigroup	USD		75	INR	4,762	03/18/15	1
Citigroup	USD		80	INR	5,000	03/18/15	—
Citigroup	USD		96	INR	5,996	03/18/15	—
Citigroup	USD		143	INR	9,014	03/18/15	1
Citigroup	USD		171	INR	11,000	03/18/15	5
Citigroup	USD		191	INR	12,024	03/18/15	2

			See accompanying notes which are an integral part of this quarterly report.
					Russell Multi-Strategy Alternative Fund 283

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		191	INR	11,982	03/18/15	1
Citigroup	USD		191	INR	12,002	03/18/15	1
Citigroup	USD		203	INR	13,000	03/18/15	5
Citigroup	USD		218	INR	14,000	03/18/15	6
Citigroup	USD		286	INR	17,993	03/18/15	1
Citigroup	USD		311	INR	19,527	03/18/15	2
Citigroup	USD		27	JPY	3,269	03/18/15	—
Citigroup	USD		51	JPY	5,977	03/18/15	—
Citigroup	USD		111	JPY	13,122	03/18/15	1
Citigroup	USD		161	JPY	19,000	03/18/15	1
Citigroup	USD		211	JPY	24,854	03/18/15	1
Citigroup	USD		262	JPY	31,393	03/18/15	5
Citigroup	USD		305	JPY	35,598	03/18/15	(2)
Citigroup	USD		489	JPY	59,261	03/18/15	15
Citigroup	USD		553	JPY	65,382	03/18/15	4
Citigroup	USD		567	JPY	67,471	03/18/15	8
Citigroup	USD		640	JPY	76,601	03/18/15	13
Citigroup	USD		970	JPY	115,711	03/18/15	16
Citigroup	USD		1,269	JPY	152,575	03/18/15	31
Citigroup	USD		1,278	JPY	151,916	03/18/15	16
Citigroup	USD		1,417	JPY	164,977	03/18/15	(11)
Citigroup	USD		1,903	JPY	221,351	03/18/15	(17)
Citigroup	USD		2,255	JPY	263,673	03/18/15	(8)
Citigroup	USD		2,413	JPY	286,237	03/18/15	26
Citigroup	USD		2,566	JPY	301,652	03/18/15	4
Citigroup	USD		2,576	JPY	301,528	03/18/15	(7)
Citigroup	USD		2,614	JPY	310,654	03/18/15	33
Citigroup	USD		3,152	JPY	371,941	03/18/15	16
Citigroup	USD		4,829	JPY	567,640	03/18/15	7
Citigroup	USD		5,489	JPY	647,081	03/18/15	24
Citigroup	USD		6,860	JPY	811,619	03/18/15	55
Citigroup	USD		11,174	JPY	1,338,184	03/18/15	228
Citigroup	USD		17,207	JPY	2,032,214	03/18/15	107
Citigroup	USD		25,223	JPY	2,964,025	03/18/15	31
Citigroup	USD		18	KRW	20,000	03/18/15	—
Citigroup	USD		18	KRW	20,000	03/18/15	—
Citigroup	USD		27	KRW	30,000	03/18/15	—
Citigroup	USD		37	KRW	40,000	03/18/15	—
Citigroup	USD		72	KRW	80,000	03/18/15	1
Citigroup	USD		81	KRW	90,000	03/18/15	1
Citigroup	USD		92	KRW	100,000	03/18/15	—
Citigroup	USD		130	KRW	140,000	03/18/15	(2)
Citigroup	USD		156	KRW	170,000	03/18/15	(1)
Citigroup	USD		171	KRW	190,000	03/18/15	3
Citigroup	USD		182	KRW	200,000	03/18/15	1
Citigroup	USD		193	KRW	210,000	03/18/15	(2)
Citigroup	USD		249	KRW	270,000	03/18/15	(3)
Citigroup	USD		2,431	KRW	2,690,000	03/18/15	25
Citigroup	USD		3,425	MXN	50,564	02/06/15	(52)
Citigroup	USD		21	MXN	300	03/18/15	(1)
Citigroup	USD		34	MXN	500	03/18/15	(1)
Citigroup	USD		95	MXN	1,400	03/18/15	(2)
Citigroup	USD		128	MXN	1,900	03/18/15	(1)
Citigroup	USD		130	MXN	1,900	03/18/15	(4)
Citigroup	USD		150	MXN	2,200	03/18/15	(4)
Citigroup	USD		151	MXN	2,200	03/18/15	(5)
Citigroup	USD		154	MXN	2,300	03/18/15	(1)

See accompanying notes which are an integral part of this quarterly report.
284 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	USD		171	MXN	2,500	03/18/15	(4)
Citigroup	USD		210	MXN	3,100	03/18/15	(4)
Citigroup	USD		276	MXN	4,100	03/18/15	(3)
Citigroup	USD		633	MXN	9,000	03/18/15	(34)
Citigroup	USD		6	MYR	20	03/18/15	—
Citigroup	USD		20	MYR	70	03/18/15	(1)
Citigroup	USD		23	MYR	80	03/18/15	(1)
Citigroup	USD		52	MYR	180	03/18/15	(3)
Citigroup	USD		57	MYR	200	03/18/15	(2)
Citigroup	USD		107	MYR	370	03/18/15	(5)
Citigroup	USD		264	MYR	920	03/18/15	(12)
Citigroup	USD		202	NOK	1,424	03/18/15	(18)
Citigroup	USD		257	NOK	2,015	03/18/15	4
Citigroup	USD		319	NOK	2,235	03/18/15	(30)
Citigroup	USD		325	NOK	2,294	03/18/15	(29)
Citigroup	USD		476	NOK	3,247	03/18/15	(56)
Citigroup	USD		1,774	NOK	12,546	03/18/15	(152)
Citigroup	USD		6,860	NOK	53,130	03/18/15	9
Citigroup	USD		13,720	NOK	104,620	03/18/15	(195)
Citigroup	USD		2,485	NZD	3,425	02/03/15	7
Citigroup	USD		7,165	NZD	9,659	02/04/15	(139)
Citigroup	USD		287	NZD	372	03/18/15	(17)
Citigroup	USD		538	NZD	697	03/18/15	(33)
Citigroup	USD		622	NZD	802	03/18/15	(41)
Citigroup	USD		689	NZD	898	03/18/15	(38)
Citigroup	USD		738	NZD	958	03/18/15	(44)
Citigroup	USD		1,129	NZD	1,455	03/18/15	(75)
Citigroup	USD		1,148	NZD	1,490	03/18/15	(69)
Citigroup	USD		1,148	NZD	1,471	03/18/15	(82)
Citigroup	USD		1,153	NZD	1,515	03/18/15	(55)
Citigroup	USD		1,163	NZD	1,542	03/18/15	(46)
Citigroup	USD		1,416	NZD	1,862	03/18/15	(67)
Citigroup	USD		1,700	NZD	2,207	03/18/15	(101)
Citigroup	USD		1,903	NZD	2,475	03/18/15	(110)
Citigroup	USD		2,078	NZD	2,728	03/18/15	(101)
Citigroup	USD		2,303	NZD	2,990	03/18/15	(137)
Citigroup	USD		15,413	PHP	696,645	02/09/15	382
Citigroup	USD		45	PHP	2,000	03/18/15	1
Citigroup	USD		89	PHP	4,000	03/18/15	2
Citigroup	USD		89	PHP	4,000	03/18/15	2
Citigroup	USD		89	PHP	4,000	03/18/15	1
Citigroup	USD		89	PHP	4,000	03/18/15	1
Citigroup	USD		89	PHP	4,000	03/18/15	1
Citigroup	USD		112	PHP	5,000	03/18/15	1
Citigroup	USD		113	PHP	5,000	03/18/15	—
Citigroup	USD		133	PHP	6,000	03/18/15	3
Citigroup	USD		134	PHP	6,000	03/18/15	2
Citigroup	USD		134	PHP	6,000	03/18/15	2
Citigroup	USD		134	PHP	6,000	03/18/15	2
Citigroup	USD		134	PHP	6,000	03/18/15	1
Citigroup	USD		135	PHP	6,000	03/18/15	1
Citigroup	USD		136	PHP	6,000	03/18/15	—
Citigroup	USD		136	PHP	6,000	03/18/15	—
Citigroup	USD		156	PHP	7,000	03/18/15	2
Citigroup	USD		156	PHP	7,000	03/18/15	2
Citigroup	USD		178	PHP	8,000	03/18/15	3
Citigroup	USD		312	PHP	14,000	03/18/15	5

			See accompanying notes which are an integral part of this quarterly report.
					Russell Multi-Strategy Alternative Fund 285

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		5	PLN	20	03/18/15	—
Citigroup	USD		15	PLN	50	03/18/15	(1)
Citigroup	USD		21	PLN	70	03/18/15	(2)
Citigroup	USD		68	PLN	230	03/18/15	(6)
Citigroup	USD		98	PLN	330	03/18/15	(9)
Citigroup	USD		118	PLN	440	03/18/15	—
Citigroup	USD		127	PLN	470	03/18/15	(1)
Citigroup	USD		148	PLN	500	03/18/15	(13)
Citigroup	USD		201	PLN	680	03/18/15	(18)
Citigroup	USD		208	PLN	710	03/18/15	(17)
Citigroup	USD		262	PLN	880	03/18/15	(24)
Citigroup	USD		299	PLN	1,110	03/18/15	1
Citigroup	USD		305	PLN	1,030	03/18/15	(28)
Citigroup	USD		372	PLN	1,390	03/18/15	3
Citigroup	USD		375	PLN	1,410	03/18/15	5
Citigroup	USD		73	RUB	5,400	03/18/15	3
Citigroup	USD		3,420	RUB	220,761	03/18/15	(285)
Citigroup	USD		67	SEK	510	03/18/15	(6)
Citigroup	USD		375	SEK	2,799	03/18/15	(37)
Citigroup	USD		838	SEK	6,234	03/18/15	(84)
Citigroup	USD		884	SEK	7,300	03/18/15	(1)
Citigroup	USD		1,353	SEK	11,158	03/18/15	(4)
Citigroup	USD		2,622	SEK	19,714	03/18/15	(238)
Citigroup	USD		19,216	SGD	25,990	02/02/15	(4)
Citigroup	USD		7	SGD	10	03/18/15	—
Citigroup	USD		15	SGD	20	03/18/15	—
Citigroup	USD		23	SGD	30	03/18/15	(1)
Citigroup	USD		53	SGD	70	03/18/15	(1)
Citigroup	USD		60	SGD	80	03/18/15	(1)
Citigroup	USD		61	SGD	80	03/18/15	(2)
Citigroup	USD		61	SGD	80	03/18/15	(2)
Citigroup	USD		76	SGD	100	03/18/15	(2)
Citigroup	USD		114	SGD	150	03/18/15	(3)
Citigroup	USD		136	SGD	180	03/18/15	(3)
Citigroup	USD		229	SGD	300	03/18/15	(7)
Citigroup	USD		260	SGD	340	03/18/15	(9)
Citigroup	USD		17,125	TRY	41,434	02/02/15	(188)
Citigroup	USD		9	TRY	20	03/18/15	(1)
Citigroup	USD		13	TRY	30	03/18/15	(1)
Citigroup	USD		35	TRY	80	03/18/15	(3)
Citigroup	USD		86	TRY	200	03/18/15	(5)
Citigroup	USD		90	TRY	210	03/18/15	(5)
Citigroup	USD		114	TRY	270	03/18/15	(5)
Citigroup	USD		151	TRY	350	03/18/15	(9)
Citigroup	USD		156	TRY	360	03/18/15	(10)
Citigroup	USD		160	TRY	370	03/18/15	(10)
Citigroup	USD		167	TRY	388	03/18/15	(10)
Citigroup	USD		179	TRY	410	03/18/15	(14)
Citigroup	USD		186	TRY	440	03/18/15	(8)
Citigroup	USD		189	TRY	432	03/18/15	(14)
Citigroup	USD		194	TRY	442	03/18/15	(15)
Citigroup	USD		197	TRY	454	03/18/15	(13)
Citigroup	USD		206	TRY	475	03/18/15	(14)
Citigroup	USD		283	TRY	640	03/18/15	(23)
Citigroup	USD		326	TRY	770	03/18/15	(14)
Citigroup	USD		341	TRY	772	03/18/15	(29)
Citigroup	USD		389	TRY	887	03/18/15	(30)

See accompanying notes which are an integral part of this quarterly report.
286 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		430	TRY	1,020	03/18/15	(17)
Citigroup	USD		7,630	TRY	18,522	03/18/15	(129)
Citigroup	USD		6	TWD	200	03/18/15	—
Citigroup	USD		29	TWD	900	03/18/15	—
Citigroup	USD		41	TWD	1,300	03/18/15	—
Citigroup	USD		63	TWD	2,000	03/18/15	—
Citigroup	USD		64	TWD	2,000	03/18/15	—
Citigroup	USD		66	TWD	2,100	03/18/15	1
Citigroup	USD		74	TWD	2,300	03/18/15	(1)
Citigroup	USD		94	TWD	3,000	03/18/15	1
Citigroup	USD		119	TWD	3,700	03/18/15	(2)
Citigroup	USD		167	TWD	5,200	03/18/15	(2)
Citigroup	USD		200	TWD	6,400	03/18/15	3
Citigroup	USD		239	TWD	7,500	03/18/15	(1)
Citigroup	USD		301	TWD	9,400	03/18/15	(2)
Citigroup	USD		341	TWD	10,900	03/18/15	5
Citigroup	USD		361	TWD	11,200	03/18/15	(5)
Citigroup	USD		381	TWD	11,800	03/18/15	(6)
Citigroup	USD		13,625	ZAR	158,236	02/02/15	(37)
Citigroup	USD		9	ZAR	100	03/18/15	—
Citigroup	USD		27	ZAR	300	03/18/15	(1)
Citigroup	USD		54	ZAR	600	03/18/15	(2)
Citigroup	USD		72	ZAR	800	03/18/15	(3)
Citigroup	USD		110	ZAR	1,300	03/18/15	1
Citigroup	USD		128	ZAR	1,500	03/18/15	(1)
Citigroup	USD		185	ZAR	2,200	03/18/15	2
Citigroup	USD		197	ZAR	2,300	03/18/15	—
Citigroup	USD		224	ZAR	2,600	03/18/15	(2)
Citigroup	USD		232	ZAR	2,700	03/18/15	(2)
Citigroup	USD		236	ZAR	2,800	03/18/15	3
Citigroup	USD		247	ZAR	2,900	03/18/15	—
Citigroup	USD		301	ZAR	3,400	03/18/15	(11)
Citigroup	USD		343	ZAR	3,981	03/18/15	(3)
Citigroup	USD		355	ZAR	4,048	03/18/15	(10)
Citigroup	USD		373	ZAR	4,350	03/18/15	(2)
Citigroup	USD		410	ZAR	4,655	03/18/15	(13)
Citigroup	USD		453	ZAR	5,065	03/18/15	(21)
Citigroup	AUD		17,100	JPY	1,634,532	03/18/15	651
Citigroup	AUD		10	USD	8	03/18/15	1
Citigroup	AUD		80	USD	67	03/18/15	5
Citigroup	AUD		81	USD	63	03/18/15	—
Citigroup	AUD		105	USD	86	03/18/15	5
Citigroup	AUD		128	USD	104	03/18/15	4
Citigroup	AUD		261	USD	217	03/18/15	15
Citigroup	AUD		274	USD	228	03/18/15	15
Citigroup	AUD		320	USD	260	03/18/15	11
Citigroup	AUD		326	USD	272	03/18/15	19
Citigroup	AUD		374	USD	306	03/18/15	15
Citigroup	AUD		382	USD	304	03/18/15	8
Citigroup	AUD		423	USD	343	03/18/15	15
Citigroup	AUD		427	USD	362	03/18/15	31
Citigroup	AUD		458	USD	378	03/18/15	23
Citigroup	AUD		483	USD	408	03/18/15	33
Citigroup	AUD		567	USD	467	03/18/15	26
Citigroup	AUD		578	USD	473	03/18/15	24
Citigroup	AUD		654	USD	540	03/18/15	32
Citigroup	AUD		927	USD	760	03/18/15	40

			See accompanying notes which are an integral part of this quarterly report.
					Russell Multi-Strategy Alternative Fund 287

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	AUD	1,022	USD	841	03/18/15	48
Citigroup	AUD	1,658	USD	1,399	03/18/15	112
Citigroup	AUD	1,805	USD	1,462	03/18/15	60
Citigroup	AUD	2,088	USD	1,626	03/18/15	5
Citigroup	AUD	2,880	USD	2,423	03/18/15	187
Citigroup	BRL	20	USD	7	03/18/15	—
Citigroup	BRL	30	USD	11	03/18/15	—
Citigroup	BRL	30	USD	11	03/18/15	—
Citigroup	BRL	50	USD	18	03/18/15	—
Citigroup	BRL	50	USD	18	03/18/15	—
Citigroup	BRL	70	USD	26	03/18/15	—
Citigroup	BRL	70	USD	25	03/18/15	—
Citigroup	BRL	70	USD	25	03/18/15	(1)
Citigroup	BRL	500	USD	181	03/18/15	(3)
Citigroup	BRL	663	USD	250	03/18/15	5
Citigroup	BRL	787	USD	297	03/18/15	7
Citigroup	CAD	26	USD	22	03/03/15	2
Citigroup	CAD	208	USD	181	03/18/15	18
Citigroup	CAD	337	USD	290	03/18/15	25
Citigroup	CAD	522	USD	455	03/18/15	44
Citigroup	CAD	687	USD	597	03/18/15	57
Citigroup	CAD	708	USD	607	03/18/15	50
Citigroup	CAD	819	USD	701	03/18/15	57
Citigroup	CAD	954	USD	824	03/18/15	74
Citigroup	CAD	1,002	USD	881	03/18/15	93
Citigroup	CAD	1,112	USD	886	03/18/15	12
Citigroup	CAD	1,240	USD	1,069	03/18/15	94
Citigroup	CAD	1,299	USD	1,026	03/18/15	4
Citigroup	CHF	36,956	EUR	30,780	03/18/15	(5,544)
Citigroup	CHF	4	USD	4	03/18/15	—
Citigroup	CHF	40	USD	41	03/18/15	(3)
Citigroup	CHF	51	USD	53	03/18/15	(3)
Citigroup	CHF	147	USD	171	03/18/15	11
Citigroup	CHF	149	USD	170	03/18/15	8
Citigroup	CHF	12,528	USD	12,913	03/18/15	(761)
Citigroup	CLP	105,214	USD	171	03/18/15	6
Citigroup	CLP	113,735	USD	184	03/18/15	6
Citigroup	CLP	140,050	USD	228	03/18/15	8
Citigroup	CNH	2,457	USD	394	02/09/15	3
Citigroup	COP	750,000	USD	328	03/18/15	21
Citigroup	CZK	193,119	EUR	6,860	03/18/15	(111)
Citigroup	CZK	206	USD	8	03/18/15	—
Citigroup	CZK	1,200	USD	50	03/18/15	2
Citigroup	CZK	1,500	USD	63	03/18/15	2
Citigroup	CZK	3,900	USD	163	03/18/15	4
Citigroup	CZK	4,700	USD	201	03/18/15	9
Citigroup	CZK	5,000	USD	216	03/18/15	12
Citigroup	CZK	5,400	USD	232	03/18/15	12
Citigroup	CZK	6,100	USD	258	03/18/15	10
Citigroup	CZK	6,200	USD	261	03/18/15	9
Citigroup	CZK	6,300	USD	262	03/18/15	5
Citigroup	CZK	6,400	USD	267	03/18/15	6
Citigroup	CZK	15,700	USD	708	03/18/15	68
Citigroup	EUR	20,550	GBP	15,458	03/18/15	45
Citigroup	EUR	33,653	GBP	26,624	03/18/15	2,047
Citigroup	EUR	6,840	MXN	122,610	03/18/15	425
Citigroup	EUR	6,840	MXN	122,639	03/18/15	427

See accompanying notes which are an integral part of this quarterly report.
288 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	EUR		11,628	MXN	208,856	03/18/15	751
Citigroup	EUR		12,423	USD	15,230	02/03/15	1,192
Citigroup	EUR		124	USD	155	03/18/15	15
Citigroup	EUR		130	USD	159	03/18/15	12
Citigroup	EUR		160	USD	192	03/18/15	11
Citigroup	EUR		160	USD	185	03/18/15	4
Citigroup	EUR		163	USD	189	03/18/15	4
Citigroup	EUR		170	USD	191	03/18/15	(1)
Citigroup	EUR		234	USD	289	03/18/15	25
Citigroup	EUR		410	USD	476	03/18/15	12
Citigroup	EUR		435	USD	493	03/18/15	1
Citigroup	EUR		463	USD	546	03/18/15	23
Citigroup	EUR		477	USD	564	03/18/15	25
Citigroup	EUR		495	USD	556	03/18/15	(3)
Citigroup	EUR		510	USD	608	03/18/15	32
Citigroup	EUR		564	USD	670	03/18/15	32
Citigroup	EUR		664	USD	747	03/18/15	(3)
Citigroup	EUR		761	USD	934	03/18/15	73
Citigroup	EUR		815	USD	963	03/18/15	42
Citigroup	EUR		910	USD	1,076	03/18/15	47
Citigroup	EUR		1,178	USD	1,387	03/18/15	55
Citigroup	EUR		1,189	USD	1,402	03/18/15	58
Citigroup	EUR		1,335	USD	1,567	03/18/15	58
Citigroup	EUR		1,386	USD	1,703	03/18/15	136
Citigroup	EUR		1,549	USD	1,927	03/18/15	176
Citigroup	EUR		2,156	USD	2,437	03/18/15	—
Citigroup	EUR		2,322	USD	2,865	03/18/15	241
Citigroup	EUR		2,562	USD	3,184	03/18/15	288
Citigroup	EUR		2,595	USD	3,191	03/18/15	258
Citigroup	EUR		2,712	USD	3,325	03/18/15	260
Citigroup	EUR		2,855	USD	3,556	03/18/15	329
Citigroup	EUR		3,425	USD	3,889	03/18/15	18
Citigroup	EUR		4,586	USD	5,475	03/18/15	291
Citigroup	EUR		6,850	USD	7,962	03/18/15	219
Citigroup	EUR		6,850	USD	7,992	03/18/15	249
Citigroup	EUR		6,850	USD	8,195	03/18/15	451
Citigroup	EUR		6,850	USD	7,728	03/18/15	(15)
Citigroup	EUR		13,680	USD	16,869	03/18/15	1,405
Citigroup	GBP		5,372	EUR	6,789	03/18/15	(414)
Citigroup	GBP		39	USD	59	02/03/15	1
Citigroup	GBP		10	USD	16	03/18/15	1
Citigroup	GBP		90	USD	135	03/18/15	—
Citigroup	GBP		100	USD	156	03/18/15	6
Citigroup	GBP		110	USD	172	03/18/15	6
Citigroup	GBP		121	USD	189	03/18/15	7
Citigroup	GBP		156	USD	245	03/18/15	10
Citigroup	GBP		156	USD	236	03/18/15	—
Citigroup	GBP		160	USD	242	03/18/15	1
Citigroup	GBP		199	USD	312	03/18/15	12
Citigroup	GBP		280	USD	426	03/18/15	5
Citigroup	GBP		334	USD	500	03/18/15	(3)
Citigroup	GBP		361	USD	546	03/18/15	3
Citigroup	GBP		472	USD	714	03/18/15	3
Citigroup	GBP		781	USD	1,216	03/18/15	41
Citigroup	GBP		786	USD	1,199	03/18/15	15
Citigroup	GBP		939	USD	1,467	03/18/15	53
Citigroup	GBP		1,012	USD	1,590	03/18/15	66

			See accompanying notes which are an integral part of this quarterly report.
					Russell Multi-Strategy Alternative Fund 289

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	GBP	1,068	USD		1,615	03/18/15	7
Citigroup	GBP	1,750	USD		2,737	03/18/15	101
Citigroup	HKD	509	USD		66	02/03/15	—
Citigroup	HKD	425	USD		55	03/18/15	—
Citigroup	HUF	10,000	USD		40	03/18/15	4
Citigroup	HUF	12,000	USD		44	03/18/15	—
Citigroup	HUF	23,000	USD		92	03/18/15	9
Citigroup	HUF	33,000	USD		133	03/18/15	13
Citigroup	HUF	36,000	USD		144	03/18/15	13
Citigroup	HUF	45,000	USD		178	03/18/15	15
Citigroup	HUF	56,000	USD		219	03/18/15	15
Citigroup	HUF	56,000	USD		216	03/18/15	13
Citigroup	HUF	59,000	USD		219	03/18/15	5
Citigroup	HUF	61,000	USD		226	03/18/15	4
Citigroup	HUF	75,000	USD		278	03/18/15	5
Citigroup	HUF	80,000	USD		310	03/18/15	19
Citigroup	HUF	91,000	USD		338	03/18/15	8
Citigroup	HUF	92,000	USD		343	03/18/15	9
Citigroup	IDR	100,000	USD		8	03/18/15	—
Citigroup	IDR	100,000	USD		8	03/18/15	—
Citigroup	ILS	100	USD		25	03/18/15	—
Citigroup	ILS	200	USD		50	03/18/15	—
Citigroup	ILS	200	USD		50	03/18/15	—
Citigroup	ILS	200	USD		50	03/18/15	(1)
Citigroup	ILS	290	USD		74	03/18/15	—
Citigroup	ILS	400	USD		102	03/18/15	—
Citigroup	ILS	1,660	USD		419	03/18/15	(3)
Citigroup	ILS	1,788	USD		449	03/18/15	(6)
Citigroup	ILS	1,903	USD		481	03/18/15	(3)
Citigroup	ILS	38,637	USD		9,809	03/18/15	(19)
Citigroup	ILS	212	USD		53	04/14/15	(1)
Citigroup	ILS	212	USD		53	04/14/15	(1)
Citigroup	ILS	212	USD		53	04/14/15	(1)
Citigroup	ILS	640	USD		160	04/14/15	(3)
Citigroup	INR	3,000	USD		47	03/18/15	(1)
Citigroup	INR	17,000	USD		265	03/18/15	(7)
Citigroup	JPY	2,357	USD		20	03/18/15	—
Citigroup	JPY	52,000	USD		438	03/18/15	(5)
Citigroup	JPY	71,468	USD		607	03/18/15	(1)
Citigroup	JPY	114,944	USD		964	03/18/15	(15)
Citigroup	JPY	129,016	USD		1,094	03/18/15	(5)
Citigroup	JPY	325,580	USD		2,753	03/18/15	(21)
Citigroup	JPY	353,250	USD		2,951	03/18/15	(59)
Citigroup	JPY	402,457	USD		3,363	03/18/15	(66)
Citigroup	JPY	573,884	USD		4,829	03/18/15	(61)
Citigroup	JPY	698,065	USD		5,903	03/18/15	(45)
Citigroup	JPY	702,634	USD		5,903	03/18/15	(84)
Citigroup	JPY	709,312	USD		5,845	03/18/15	(198)
Citigroup	JPY	741,023	USD		6,190	03/18/15	(123)
Citigroup	JPY	750,205	USD		6,248	03/18/15	(144)
Citigroup	JPY	809,333	USD		6,946	03/18/15	51
Citigroup	JPY	820,002	USD		6,860	03/18/15	(126)
Citigroup	JPY	1,609,916	USD		13,441	03/18/15	(276)
Citigroup	KRW	20,000	USD		18	03/18/15	—
Citigroup	KRW	30,000	USD		28	03/18/15	—
Citigroup	KRW	90,000	USD		80	03/18/15	(2)
Citigroup	KRW	140,000	USD		126	03/18/15	(2)

See accompanying notes which are an integral part of this quarterly report.
290 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Citigroup	KRW	220,000	USD	201	03/18/15	—
Citigroup	KRW	680,000	USD	607	03/18/15	(13)
Citigroup	MXN	900	USD	66	03/18/15	6
Citigroup	MXN	1,100	USD	80	03/18/15	7
Citigroup	MXN	1,400	USD	99	03/18/15	6
Citigroup	MXN	1,400	USD	93	03/18/15	—
Citigroup	MXN	2,300	USD	163	03/18/15	10
Citigroup	MXN	3,700	USD	264	03/18/15	18
Citigroup	MXN	5,600	USD	381	03/18/15	8
Citigroup	MXN	7,500	USD	509	03/18/15	10
Citigroup	MXN	10,800	USD	721	03/18/15	2
Citigroup	MXN	41,100	USD	2,900	03/18/15	166
Citigroup	MYR	140	USD	40	03/18/15	1
Citigroup	MYR	630	USD	177	03/18/15	4
Citigroup	MYR	673	USD	191	03/18/15	6
Citigroup	MYR	891	USD	258	03/18/15	14
Citigroup	MYR	1,197	USD	345	03/18/15	16
Citigroup	MYR	1,498	USD	431	03/18/15	19
Citigroup	NOK	208	USD	28	03/18/15	1
Citigroup	NOK	364	USD	47	03/18/15	—
Citigroup	NOK	558	USD	72	03/18/15	—
Citigroup	NOK	713	USD	96	03/18/15	4
Citigroup	NOK	956	USD	124	03/18/15	—
Citigroup	NOK	1,442	USD	195	03/18/15	8
Citigroup	NOK	1,978	USD	262	03/18/15	6
Citigroup	NOK	1,990	USD	255	03/18/15	(3)
Citigroup	NOK	2,189	USD	296	03/18/15	13
Citigroup	NOK	2,673	USD	346	03/18/15	—
Citigroup	NOK	2,985	USD	390	03/18/15	4
Citigroup	NOK	3,665	USD	479	03/18/15	5
Citigroup	NOK	4,581	USD	592	03/18/15	—
Citigroup	NOK	7,751	USD	1,014	03/18/15	12
Citigroup	NOK	8,783	USD	1,222	03/18/15	87
Citigroup	NOK	9,604	USD	1,343	03/18/15	102
Citigroup	NOK	11,675	USD	1,630	03/18/15	121
Citigroup	NOK	12,636	USD	1,793	03/18/15	159
Citigroup	NOK	14,324	USD	2,037	03/18/15	185
Citigroup	NOK	34,626	USD	4,788	03/18/15	312
Citigroup	NZD	69	USD	51	02/04/15	1
Citigroup	NZD	179	USD	137	03/18/15	8
Citigroup	NZD	190	USD	147	03/18/15	10
Citigroup	NZD	247	USD	191	03/18/15	12
Citigroup	NZD	263	USD	200	03/18/15	10
Citigroup	NZD	291	USD	220	03/18/15	9
Citigroup	NZD	314	USD	239	03/18/15	11
Citigroup	NZD	651	USD	500	03/18/15	28
Citigroup	NZD	772	USD	591	03/18/15	31
Citigroup	NZD	1,130	USD	879	03/18/15	61
Citigroup	NZD	1,248	USD	951	03/18/15	47
Citigroup	NZD	1,992	USD	1,440	03/18/15	(3)
Citigroup	NZD	2,033	USD	1,513	03/18/15	40
Citigroup	NZD	2,233	USD	1,712	03/18/15	94
Citigroup	NZD	3,425	USD	2,475	03/18/15	(7)
Citigroup	NZD	3,578	USD	2,595	03/18/15	3
Citigroup	NZD	12,068	USD	9,240	03/18/15	497
Citigroup	PHP	1,000	USD	22	03/18/15	(1)
Citigroup	PHP	6,000	USD	133	03/18/15	(3)

		See accompanying notes which are an integral part of this quarterly report.
				Russell Multi-Strategy Alternative Fund 291

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	PHP	6,768	USD		151	03/18/15	(2)
Citigroup	PHP	6,803	USD		151	03/18/15	(3)
Citigroup	PHP	6,804	USD		152	03/18/15	(2)
Citigroup	PHP	10,179	USD		227	03/18/15	(3)
Citigroup	PHP	10,409	USD		233	03/18/15	(3)
Citigroup	PHP	12,597	USD		281	03/18/15	(4)
Citigroup	PHP	13,550	USD		302	03/18/15	(5)
Citigroup	PHP	13,590	USD		303	03/18/15	(5)
Citigroup	PLN	600	USD		160	03/18/15	(1)
Citigroup	PLN	730	USD		214	03/18/15	18
Citigroup	PLN	750	USD		205	03/18/15	3
Citigroup	PLN	760	USD		208	03/18/15	3
Citigroup	PLN	800	USD		232	03/18/15	16
Citigroup	PLN	860	USD		246	03/18/15	14
Citigroup	PLN	870	USD		239	03/18/15	5
Citigroup	PLN	1,111	USD		330	03/18/15	31
Citigroup	PLN	1,150	USD		318	03/18/15	8
Citigroup	PLN	1,879	USD		555	03/18/15	48
Citigroup	PLN	2,760	USD		790	03/18/15	47
Citigroup	RUB	452,100	USD		6,850	02/17/15	340
Citigroup	RUB	1,225	USD		21	03/18/15	4
Citigroup	RUB	1,311	USD		23	03/18/15	5
Citigroup	RUB	1,314	USD		23	03/18/15	5
Citigroup	RUB	1,550	USD		28	03/18/15	6
Citigroup	SEK	181,270	EUR		19,491	03/18/15	117
Citigroup	SEK	750	USD		98	03/18/15	8
Citigroup	SEK	970	USD		121	03/18/15	3
Citigroup	SEK	1,299	USD		161	03/18/15	4
Citigroup	SEK	1,548	USD		202	03/18/15	15
Citigroup	SEK	1,847	USD		244	03/18/15	21
Citigroup	SEK	2,258	USD		277	03/18/15	4
Citigroup	SEK	2,791	USD		362	03/18/15	24
Citigroup	SEK	6,473	USD		816	03/18/15	33
Citigroup	SEK	8,368	USD		1,108	03/18/15	96
Citigroup	SEK	8,643	USD		1,089	03/18/15	44
Citigroup	SEK	9,840	USD		1,303	03/18/15	114
Citigroup	SEK	10,866	USD		1,404	03/18/15	90
Citigroup	SEK	13,597	USD		1,792	03/18/15	148
Citigroup	SEK	15,870	USD		2,105	03/18/15	186
Citigroup	SEK	15,926	USD		2,118	03/18/15	192
Citigroup	SEK	17,145	USD		2,281	03/18/15	208
Citigroup	SEK	18,252	USD		2,444	03/18/15	237
Citigroup	SGD	39	USD		29	03/18/15	1
Citigroup	SGD	39	USD		30	03/18/15	1
Citigroup	SGD	40	USD		30	03/18/15	1
Citigroup	SGD	40	USD		30	03/18/15	—
Citigroup	SGD	58	USD		44	03/18/15	2
Citigroup	SGD	59	USD		44	03/18/15	1
Citigroup	SGD	60	USD		45	03/18/15	1
Citigroup	SGD	60	USD		45	03/18/15	1
Citigroup	SGD	72	USD		55	03/18/15	2
Citigroup	SGD	77	USD		59	03/18/15	2
Citigroup	SGD	80	USD		60	03/18/15	1
Citigroup	SGD	100	USD		76	03/18/15	3
Citigroup	SGD	174	USD		133	03/18/15	4
Citigroup	SGD	210	USD		159	03/18/15	4
Citigroup	SGD	232	USD		177	03/18/15	5

See accompanying notes which are an integral part of this quarterly report.
292 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	SGD	260	USD	192	03/18/15	—
Citigroup	SGD	11,117	USD	8,220	03/18/15	9
Citigroup	SGD	25,990	USD	19,195	03/18/15	(1)
Citigroup	TRY	179	USD	74	02/02/15	1
Citigroup	TRY	120	USD	52	03/18/15	3
Citigroup	TRY	180	USD	78	03/18/15	5
Citigroup	TRY	220	USD	93	03/18/15	4
Citigroup	TRY	290	USD	122	03/18/15	5
Citigroup	TRY	290	USD	125	03/18/15	7
Citigroup	TRY	320	USD	131	03/18/15	1
Citigroup	TRY	410	USD	170	03/18/15	4
Citigroup	TRY	450	USD	185	03/18/15	3
Citigroup	TRY	580	USD	245	03/18/15	10
Citigroup	TRY	700	USD	295	03/18/15	12
Citigroup	TRY	750	USD	317	03/18/15	13
Citigroup	TRY	930	USD	408	03/18/15	31
Citigroup	TRY	1,120	USD	461	03/18/15	8
Citigroup	TRY	15,815	USD	6,840	03/18/15	436
Citigroup	TRY	41,823	USD	17,125	03/18/15	189
Citigroup	TWD	3,200	USD	101	03/18/15	(1)
Citigroup	TWD	11,400	USD	362	03/18/15	—
Citigroup	TWD	22,484	USD	725	03/18/15	11
Citigroup	TWD	33,516	USD	1,079	03/18/15	15
Citigroup	ZAR	39,642	USD	3,425	02/06/15	22
Citigroup	ZAR	100	USD	9	03/18/15	—
Citigroup	ZAR	300	USD	26	03/18/15	—
Citigroup	ZAR	1,000	USD	84	03/18/15	(1)
Citigroup	ZAR	1,100	USD	93	03/18/15	—
Citigroup	ZAR	1,200	USD	102	03/18/15	—
Citigroup	ZAR	2,100	USD	180	03/18/15	1
Citigroup	ZAR	2,200	USD	186	03/18/15	(1)
Citigroup	ZAR	2,400	USD	205	03/18/15	—
Citigroup	ZAR	2,600	USD	222	03/18/15	—
Citigroup	ZAR	4,900	USD	419	03/18/15	1
Citigroup	ZAR	5,200	USD	457	03/18/15	14
Citigroup	ZAR	81,135	USD	6,850	03/18/15	(70)
Citigroup	ZAR	158,236	USD	13,530	03/18/15	34
Credit Suisse	MXN	139	USD	10	02/05/15	—
Deutsche Bank	GBP	38	USD	58	02/03/15	1
Deutsche Bank	JPY	6,600	USD	56	02/03/15	(1)
ED&F Man Capital Markets	USD	12,382	CHF	10,792	03/18/15	(603)
ED&F Man Capital Markets	USD	6,850	CLP	4,297,671	02/17/15	(77)
ED&F Man Capital Markets	USD	51,450	CNH	322,147	04/14/15	(652)
ED&F Man Capital Markets	USD	684	ILS	2,687	03/18/15	—
ED&F Man Capital Markets	USD	6,156	ILS	24,179	03/18/15	(6)
ED&F Man Capital Markets	USD	21,204	JPY	2,521,102	03/18/15	276
ED&F Man Capital Markets	USD	9,688	RUB	402,564	04/09/15	(4,028)
ED&F Man Capital Markets	EUR	6,508	CZK	182,534	07/16/15	81
ED&F Man Capital Markets	EUR	19,042	SEK	177,639	03/18/15	(49)
ED&F Man Capital Markets	JPY	2,493,284	USD	21,204	03/18/15	(39)
ED&F Man Capital Markets	MXN	453,545	EUR	27,440	03/19/15	847
ED&F Man Capital Markets	MXN	454,673	EUR	25,308	03/23/15	(1,630)
ED&F Man Capital Markets	NOK	171,585	EUR	19,042	03/18/15	(657)
ED&F Man Capital Markets	NZD	13,700	USD	9,935	03/18/15	9
ED&F Man Capital Markets	RUB	1,598,421	USD	23,393	03/10/15	611
ED&F Man Capital Markets	RUB	117,519	USD	2,988	08/27/15	1,428
Federal Reserve Bank of Boston	EUR	205,800	USD	231,312	03/18/15	(1,330)

		See accompanying notes which are an integral part of this quarterly report.
				Russell Multi-Strategy Alternative Fund 293

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Goldman Sachs	EUR	243	USD	282	02/03/15	7
Goldman Sachs	EUR	1,947	USD	2,371	02/03/15	172
Goldman Sachs	ILS	742	USD	188	04/14/15	(1)
Goldman Sachs	ILS	851	USD	213	04/14/15	(4)
HSBC	USD	466	INR	28,748	02/27/15	(4)
HSBC	USD	273	TRY	652	03/30/15	(10)
Jefferies	USD	34,250	JPY	4,048,811	03/18/15	246
JPMorgan Chase	USD	3	EUR	3	02/25/15	—
JPMorgan Chase	USD	6	EUR	5	02/25/15	(1)
JPMorgan Chase	USD	68	EUR	59	02/25/15	(2)
JPMorgan Chase	USD	88	EUR	79	02/25/15	—
JPMorgan Chase	USD	95	EUR	82	02/25/15	(2)
JPMorgan Chase	USD	102	EUR	85	02/25/15	(5)
JPMorgan Chase	USD	108	EUR	87	02/25/15	(9)
JPMorgan Chase	USD	115	EUR	93	02/25/15	(10)
JPMorgan Chase	USD	232	EUR	189	02/25/15	(18)
JPMorgan Chase	USD	463	EUR	409	02/25/15	(1)
JPMorgan Chase	USD	13,700	INR	848,026	02/27/15	(77)
JPMorgan Chase	USD	66	JPY	7,800	02/03/15	—
JPMorgan Chase	USD	1,710	JPY	203,144	03/18/15	21
JPMorgan Chase	USD	41	MXN	602	02/05/15	(1)
JPMorgan Chase	USD	23,969	MXN	346,955	03/18/15	(886)
JPMorgan Chase	USD	6,850	RUB	457,784	02/27/15	(291)
JPMorgan Chase	AUD	374	USD	290	02/03/15	(1)
JPMorgan Chase	AUD	1,539	USD	1,220	03/03/15	24
JPMorgan Chase	CNH	188,158	USD	30,800	02/09/15	881
JPMorgan Chase	CZK	181,397	EUR	6,517	03/18/15	(21)
JPMorgan Chase	CZK	193,014	EUR	6,860	03/18/15	(107)
JPMorgan Chase	EUR	13,700	CHF	13,998	03/18/15	(208)
JPMorgan Chase	EUR	17,234	CHF	17,149	03/18/15	(763)
JPMorgan Chase	EUR	20,899	CHF	21,270	03/18/15	(409)
JPMorgan Chase	EUR	23,078	NOK	206,706	03/18/15	636
JPMorgan Chase	EUR	689	TRY	1,850	02/27/15	(27)
JPMorgan Chase	EUR	409	USD	463	02/02/15	—
JPMorgan Chase	EUR	66	USD	81	02/03/15	6
JPMorgan Chase	EUR	3,425	USD	3,880	02/03/15	10
JPMorgan Chase	EUR	1	USD	1	02/25/15	—
JPMorgan Chase	EUR	11	USD	13	02/25/15	—
JPMorgan Chase	EUR	14	USD	17	02/25/15	1
JPMorgan Chase	EUR	14	USD	17	02/25/15	1
JPMorgan Chase	EUR	30	USD	35	02/25/15	1
JPMorgan Chase	EUR	33	USD	38	02/25/15	2
JPMorgan Chase	EUR	47	USD	55	02/25/15	2
JPMorgan Chase	EUR	101	USD	114	02/25/15	—
JPMorgan Chase	EUR	115	USD	142	02/25/15	11
JPMorgan Chase	EUR	129	USD	159	02/25/15	13
JPMorgan Chase	EUR	143	USD	162	02/25/15	1
JPMorgan Chase	MXN	17,270	USD	1,169	03/18/15	20
JPMorgan Chase	MXN	602	USD	41	04/22/15	1
JPMorgan Chase	NZD	3,425	USD	2,493	02/03/15	1
JPMorgan Chase	RUB	825,115	USD	20,085	04/02/15	8,449
JPMorgan Chase	RUB	402,829	USD	9,688	04/09/15	4,025
JPMorgan Chase	TRY	33,110	USD	13,700	03/18/15	292
JPMorgan Chase	ZAR	158,236	USD	13,700	02/02/15	112
JPMorgan Chase	ZAR	236,658	USD	20,315	03/18/15	130
Morgan Stanley	USD	15,980	EUR	14,164	02/03/15	25
Morgan Stanley	USD	2,065	GBP	1,369	02/03/15	(3)

See accompanying notes which are an integral part of this quarterly report.
294 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Morgan Stanley	USD	13,720	INR	846,520	02/27/15	(121)
Morgan Stanley	USD	13,720	INR	846,108	02/27/15	(128)
Morgan Stanley	USD	20,550	JPY	2,392,319	03/18/15	(168)
Morgan Stanley	USD	7,996	NZD	10,290	03/18/15	(541)
Morgan Stanley	EUR	14,164	USD	15,988	04/07/15	(26)
Morgan Stanley	GBP	1,258	USD	1,966	02/03/15	71
Morgan Stanley	GBP	1,369	USD	2,064	04/07/15	3
Morgan Stanley	HUF	3,690,971	USD	13,720	03/18/15	317
Morgan Stanley	ILS	746	USD	189	04/14/15	(1)
Royal Bank of Canada	MXN	1,419	USD	100	02/05/15	6
Societe Generale	USD	1,638	NZD	2,204	02/03/15	(35)
Societe Generale	NZD	2,204	USD	1,707	02/03/15	103
Societe Generale	NZD	2,204	USD	1,634	03/03/15	35
State Street	USD	38	EUR	30	02/19/15	(4)
State Street	USD	62	EUR	50	02/19/15	(6)
State Street	USD	62	EUR	50	02/19/15	(6)
State Street	USD	63	EUR	50	02/19/15	(7)
State Street	USD	68	EUR	50	02/19/15	(12)
State Street	USD	68	EUR	50	02/19/15	(12)
State Street	USD	71	EUR	60	02/19/15	(3)
State Street	USD	81	EUR	60	02/19/15	(14)
State Street	USD	82	EUR	60	02/19/15	(14)
State Street	USD	154	EUR	120	02/19/15	(18)
State Street	USD	937	EUR	830	02/19/15	1
State Street	USD	71	EUR	60	04/22/15	(3)
State Street	USD	142	EUR	120	04/23/15	(6)
State Street	USD	26	EUR	20	04/24/15	(3)
State Street	USD	48	EUR	40	04/24/15	(3)
State Street	USD	96	EUR	80	04/24/15	(6)
State Street	USD	45	EUR	40	06/23/15	—
State Street	USD	100	EUR	80	06/23/15	(9)
State Street	USD	50	EUR	40	06/24/15	(5)
State Street	USD	1,629	EUR	1,380	06/24/15	(67)
State Street	USD	226	EUR	200	06/25/15	—
State Street	USD	328	EUR	290	06/25/15	—
State Street	USD	330	EUR	290	06/25/15	(2)
State Street	USD	45	GBP	30	02/18/15	—
State Street	USD	46	GBP	30	02/18/15	(1)
State Street	USD	48	GBP	30	02/18/15	(3)
State Street	USD	49	GBP	30	02/18/15	(4)
State Street	USD	51	GBP	30	02/18/15	(6)
State Street	USD	60	GBP	40	02/18/15	—
State Street	USD	68	GBP	40	02/18/15	(7)
State Street	USD	78	GBP	50	02/18/15	(3)
State Street	USD	80	GBP	50	02/18/15	(5)
State Street	USD	81	GBP	50	02/18/15	(6)
State Street	USD	86	GBP	50	02/18/15	(10)
State Street	USD	102	GBP	60	02/18/15	(12)
State Street	USD	106	GBP	70	02/18/15	(1)
State Street	USD	120	GBP	70	02/18/15	(14)
State Street	USD	262	GBP	160	02/18/15	(21)
State Street	USD	17	GBP	10	02/19/15	(2)
State Street	USD	32	GBP	20	02/19/15	(2)
State Street	USD	60	GBP	40	02/19/15	—
State Street	USD	62	GBP	40	02/19/15	(2)
State Street	USD	64	GBP	40	02/19/15	(4)
State Street	USD	68	GBP	40	02/19/15	(8)

		See accompanying notes which are an integral part of this quarterly report.
				Russell Multi-Strategy Alternative Fund 295

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
State Street	USD		85	GBP	50	02/19/15	(10)
State Street	USD		90	GBP	60	02/19/15	—
State Street	USD		97	GBP	60	02/19/15	(7)
State Street	USD		110	GBP	70	02/19/15	(4)
State Street	USD		110	GBP	70	02/19/15	(5)
State Street	USD		113	GBP	70	02/19/15	(7)
State Street	USD		137	GBP	80	02/19/15	(16)
State Street	USD		146	GBP	90	02/19/15	(10)
State Street	USD		167	GBP	110	02/19/15	(1)
State Street	USD		205	GBP	120	02/19/15	(24)
State Street	USD		409	GBP	250	02/19/15	(32)
State Street	USD		10,000	JPY	1,175,726	02/23/15	14
State Street	EUR		1,176	USD	1,328	02/03/15	(1)
State Street	EUR		60	USD	73	02/19/15	5
State Street	EUR		60	USD	76	02/19/15	8
State Street	EUR		70	USD	87	02/19/15	8
State Street	EUR		70	USD	79	02/19/15	—
State Street	EUR		70	USD	81	02/19/15	2
State Street	EUR		100	USD	127	02/19/15	14
State Street	EUR		100	USD	134	02/19/15	21
State Street	EUR		110	USD	147	02/19/15	23
State Street	EUR		130	USD	166	02/19/15	19
State Street	EUR		1,977	USD	2,698	02/19/15	464
State Street	EUR		70	USD	88	03/16/15	8
State Street	EUR		410	USD	502	03/16/15	38
State Street	EUR		780	USD	972	03/16/15	90
State Street	EUR		1,527	USD	1,897	03/18/15	171
State Street	EUR		60	USD	78	04/22/15	10
State Street	EUR		120	USD	156	04/23/15	20
State Street	EUR		40	USD	51	04/24/15	5
State Street	EUR		40	USD	50	04/24/15	5
State Street	EUR		60	USD	76	04/24/15	8
State Street	EUR		180	USD	213	04/27/15	10
State Street	EUR		50	USD	58	06/23/15	1
State Street	EUR		70	USD	85	06/23/15	6
State Street	EUR		80	USD	99	06/23/15	8
State Street	EUR		1,120	USD	1,405	06/23/15	137
State Street	EUR		70	USD	86	06/24/15	7
State Street	EUR		1,350	USD	1,693	06/24/15	165
State Street	EUR		30	USD	35	06/25/15	1
State Street	EUR		950	USD	1,191	06/25/15	116
State Street	EUR		1,430	USD	1,688	06/25/15	70
State Street	GBP		20	USD	30	02/18/15	—
State Street	GBP		60	USD	96	02/18/15	6
State Street	GBP		80	USD	131	02/18/15	10
State Street	GBP		90	USD	149	02/18/15	13
State Street	GBP		679	USD	1,140	02/18/15	117
State Street	GBP		30	USD	45	02/19/15	—
State Street	GBP		40	USD	64	02/19/15	4
State Street	GBP		50	USD	85	02/19/15	10
State Street	GBP		60	USD	96	02/19/15	6
State Street	GBP		60	USD	94	02/19/15	4
State Street	GBP		130	USD	215	02/19/15	19
State Street	GBP		130	USD	212	02/19/15	17
State Street	GBP		954	USD	1,598	02/19/15	162
State Street	GBP		302	USD	474	03/16/15	19
State Street	GBP		284	USD	429	03/18/15	1

See accompanying notes which are an integral part of this quarterly report.
296 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought	Settlement Date		$
State Street			GBP	465	USD		722	03/18/15	23
State Street			JPY	1,189,680	USD	10,000		02/23/15	(133)
State Street			JPY	4,239,931	USD	36,728		02/23/15	614
UBS			GBP	34	USD		53	02/03/15	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									(18,037)

Interest Rate Swap Contracts

Amounts in thousands
								Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays				Date	$
Citigroup	NOK	125,000	Six Month NIBOR	2.035%				01/14/17	(313)
Citigroup	AUD	15,300	4.000%	Three Month BBSW				10/09/17	416
Citigroup	MXN	43,000	6.630%	Mexico Interbank 28 Day Deposit Rate				12/18/23	264
Citigroup	CAD	500	3.300%	Canadian Dealer Offer Rate				06/19/24	59
Credit Suisse	MXN	8,100	5.610%	Mexico Interbank 28 Day Deposit Rate				07/07/21	16
Credit Suisse	GBP	1,400	Six Month LIBOR	3.000%				03/21/23	(136)
Credit Suisse	USD	2,200	3.000%	Three Month LIBOR				03/21/23	88
Credit Suisse	USD	3,100	Three Month LIBOR	2.000%				06/19/23	(72)
Credit Suisse	JPY	40,000	Six Month LIBOR	1.000%				09/18/23	(17)
Credit Suisse	JPY	342,000	Six Month LIBOR	1.500%				06/19/28	(300)
Credit Suisse	CAD	600	3.400%	Canadian Dealer Offer Rate				06/20/29	86
Credit Suisse	GBP	400	Six Month LIBOR	3.750%				09/18/43	(117)
Credit Suisse	CAD	600	Canadian Dealer Offer Rate 3.500%					06/20/44	(136)
JPMorgan Chase	NZD	73,300	3.778%	Three Month NZD-BBR-Telerate				09/03/15	35
JPMorgan Chase	NZD	332,000	3.710%	Three Month NFIX				04/21/16	370
JPMorgan Chase	MXN 1,450,000		5.400%	Mexico Interbank 28 Day Deposit Rate				10/11/17	595
JPMorgan Chase	INR 1,430,000		6.903%	Six Month MIBOR				01/09/20	498
JPMorgan Chase	INR 1,430,000		6.425%	Six Month MIBOR				01/20/20	40
JPMorgan Chase	MXN	40,000	6.535%	Mexico Interbank 28 Day Deposit Rate				01/10/24	227
JPMorgan Chase	ZAR	200,000	9.280%	Three Month JIBAR				03/27/24	928
			Mexico Interbank 28 Day
JPMorgan Chase	MXN	80,000	Deposit Rate	6.130%				05/27/24	(278)
Morgan Stanley	GBP	500	Six Month LIBOR	3.758%				09/18/43	(147)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $108 (å)									2,106

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
				Implied			Fund (Pays)/
				Credit			Receives	Termination	Fair Value
Reference Entity			Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
ACCOR		JPMorgan Chase		0.589%	EUR	1,000	1.000%	06/20/19	20
ACCOR		JPMorgan Chase		0.632%	EUR	1,000	(1.000%)	09/20/19	(19)
ACCOR		JPMorgan Chase		0.632%	EUR	1,000	1.000%	09/20/19	19
ACCOR		JPMorgan Chase		0.671%	EUR	1,000	1.000%	12/20/19	18
ACCOR		JPMorgan Chase		0.671%	EUR	500	1.000%	12/20/19	9
Adecco S.A.		JPMorgan Chase		0.468%	EUR	2,000	(1.000%)	12/20/19	(59)
Advanced Micro Devices, Inc.		JPMorgan Chase		5.986%	USD	500	5.000%	12/20/19	(20)
AK Steel Corp.		JPMorgan Chase		8.744%	USD	500	(5.000%)	09/20/19	67
Aktiebolaget Electrolux		JPMorgan Chase		0.450%	EUR	2,000	(1.000%)	12/20/19	(61)
Akzo Nobel N.V.		JPMorgan Chase		0.537%	EUR	1,000	1.000%	03/20/20	27
Alcatel-Lucent		JPMorgan Chase		2.313%	EUR	500	5.000%	12/20/19	70
Alcoa, Inc.		JPMorgan Chase		1.471%	USD	1,000	(1.000%)	09/20/19	21
				See accompanying notes which are an integral part of this quarterly report.
							Russell Multi-Strategy Alternative Fund 297

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Alcoa, Inc.	JPMorgan Chase	1.471%	USD	1,000	1.000%	09/20/19	(21)
Alcoa, Inc.	JPMorgan Chase	1.586%	USD	3,000	1.000%	12/20/19	(82)
Alcoa, Inc.	JPMorgan Chase	1.586%	USD	3,000	(1.000%)	12/20/19	82
Alcoa, Inc.	JPMorgan Chase	1.586%	USD	1,000	(1.000%)	12/20/19	27
Amerada Hess Corp.	JPMorgan Chase	1.391%	USD	1,000	1.000%	09/20/19	(17)
American Electric Power Company, Inc.	JPMorgan Chase	0.186%	USD	1,000	(1.000%)	06/20/19	(35)
American Electric Power Company, Inc.	JPMorgan Chase	0.186%	USD	1,000	(1.000%)	06/20/19	(35)
American Electric Power Company, Inc.	JPMorgan Chase	0.186%	USD	2,000	1.000%	06/20/19	71
American Electric Power Company, Inc.	JPMorgan Chase	0.214%	USD	1,000	(1.000%)	12/20/19	(38)
AmerisourceBergen Corp.	JPMorgan Chase	0.388%	USD	2,000	(1.000%)	12/20/19	(59)
Amkor Technology, Inc.	JPMorgan Chase	3.248%	USD	1,000	(5.000%)	12/20/19	(78)
Amkor Technology, Inc.	JPMorgan Chase	3.248%	USD	500	(5.000%)	12/20/19	(39)
Amkor Technology, Inc.	JPMorgan Chase	3.248%	USD	1,000	(5.000%)	12/20/19	(78)
Amkor Technology, Inc.	JPMorgan Chase	3.248%	USD	2,500	5.000%	12/20/19	196
Amkor Technology, Inc.	JPMorgan Chase	3.248%	USD	1,000	(5.000%)	12/20/19	(78)
Anadarko Petroleum Corp.	JPMorgan Chase	0.986%	USD	1,000	(1.000%)	06/20/19	(1)
Anadarko Petroleum Corp.	JPMorgan Chase	1.039%	USD	500	(1.000%)	09/20/19	1
Anadarko Petroleum Corp.	JPMorgan Chase	1.086%	USD	3,000	(1.000%)	12/20/19	12
Anadarko Petroleum Corp.	JPMorgan Chase	1.086%	USD	2,000	(1.000%)	12/20/19	8
Anheuser-Busch InBev	JPMorgan Chase	0.438%	EUR	1,000	(1.000%)	06/20/19	(28)
Anheuser-Busch InBev	JPMorgan Chase	0.438%	EUR	3,000	1.000%	06/20/19	83
Anheuser-Busch InBev	JPMorgan Chase	0.438%	EUR	2,000	(1.000%)	06/20/19	(56)
Anheuser-Busch InBev	JPMorgan Chase	0.497%	EUR	1,000	1.000%	12/20/19	28
Anheuser-Busch InBev	JPMorgan Chase	0.497%	EUR	500	1.000%	12/20/19	14
Apache Corp.	JPMorgan Chase	1.572%	USD	1,000	(1.000%)	09/20/19	25
Apache Corp.	JPMorgan Chase	1.572%	USD	1,000	1.000%	09/20/19	(25)
Apache Corp.	JPMorgan Chase	1.652%	USD	1,000	1.000%	12/20/19	(30)
ArcelorMittal	JPMorgan Chase	3.285%	EUR	1,000	1.000%	12/20/19	(116)
ArcelorMittal	JPMorgan Chase	3.285%	EUR	500	1.000%	12/20/19	(58)
Arrow Electonics, Inc.	JPMorgan Chase	0.711%	USD	3,000	(1.000%)	12/20/19	(41)
Arrow Electonics, Inc.	JPMorgan Chase	0.711%	USD	1,000	(1.000%)	12/20/19	(14)
AstraZeneca PLC	JPMorgan Chase	0.258%	EUR	1,000	(1.000%)	06/20/19	(39)
AT&T	JPMorgan Chase	0.657%	USD	3,000	(1.000%)	09/20/19	(46)
Avnet, Inc.	JPMorgan Chase	0.587%	USD	1,000	(1.000%)	06/20/19	(18)
Avnet, Inc.	JPMorgan Chase	0.587%	USD	1,000	(1.000%)	06/20/19	(18)
Avnet, Inc.	JPMorgan Chase	0.663%	USD	2,000	1.000%	06/20/19	29
Avnet, Inc.	JPMorgan Chase	0.663%	USD	2,000	(1.000%)	06/20/19	(29)
Avnet, Inc.	JPMorgan Chase	0.764%	USD	1,000	(1.000%)	03/20/20	(12)
Avnet, Inc.	JPMorgan Chase	0.784%	USD	3,000	(1.000%)	12/20/19	(31)
Avnet, Inc.	JPMorgan Chase	0.784%	USD	1,000	(1.000%)	12/20/19	(10)
Avnet, Inc.	JPMorgan Chase	0.836%	USD	1,000	(1.000%)	03/20/20	(8)
Avon Products, Inc.	JPMorgan Chase	6.191%	USD	500	1.000%	03/20/20	(108)
AztraZeneca PLC	JPMorgan Chase	0.258%	EUR	1,000	1.000%	09/20/19	39
AztraZeneca PLC	JPMorgan Chase	0.273%	EUR	3,000	(1.000%)	12/20/19	(121)
BAE Systems PLC	JPMorgan Chase	0.407%	EUR	2,000	(1.000%)	09/20/19	(62)
BAE Systems PLC	JPMorgan Chase	0.407%	EUR	1,000	1.000%	09/20/19	31
BAE Systems PLC	JPMorgan Chase	0.407%	EUR	1,000	1.000%	09/20/19	31
BAE Systems PLC	JPMorgan Chase	0.437%	EUR	1,000	1.000%	12/20/19	31
BAE Systems PLC	JPMorgan Chase	0.464%	EUR	500	1.000%	03/20/20	16
Barrick Gold Corp.	JPMorgan Chase	1.257%	USD	1,000	(1.000%)	06/20/19	11
Barrick Gold Corp.	JPMorgan Chase	1.481%	USD	1,000	(1.000%)	12/20/19	22
Barrick Gold Corp.	JPMorgan Chase	1.481%	USD	1,000	(1.000%)	12/20/19	22
Barrick Gold Corp.	JPMorgan Chase	1.579%	USD	1,500	(1.000%)	03/20/20	42
BASF SE	JPMorgan Chase	0.000%	EUR	1,500	1.000%	09/20/19	59
BASF SE	JPMorgan Chase	0.259%	EUR	1,000	(1.000%)	09/20/19	(39)
BASF SE	JPMorgan Chase	0.259%	EUR	500	(1.000%)	09/20/19	(19)

See accompanying notes which are an integral part of this quarterly report.
298 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
BASF SE	JPMorgan Chase	0.276%	EUR	2,000	(1.000%)	12/20/19	(80)
Bayer AG	JPMorgan Chase	0.237%	EUR	1,000	(1.000%)	06/20/19	(38)
Bayer AG	JPMorgan Chase	0.237%	EUR	1,000	1.000%	06/20/19	38
Bayer AG	JPMorgan Chase	0.272%	EUR	3,000	(1.000%)	12/20/19	(121)
Bayerische Motoren Werke Aktiengesellschaft	JPMorgan Chase	0.350%	EUR	2,000	(1.000%)	06/20/19	(64)
Bayerische Motoren Werke Aktiengesellschaft	JPMorgan Chase	0.350%	EUR	1,000	1.000%	06/20/19	32
Bayerische Motoren Werke Aktiengesellschaft	JPMorgan Chase	0.389%	EUR	3,000	(1.000%)	12/20/19	(101)
Berkshire Hathaway, Inc.	JPMorgan Chase	0.485%	USD	2,000	1.000%	06/20/19	44
Berkshire Hathaway, Inc.	JPMorgan Chase	0.485%	USD	1,000	(1.000%)	06/20/19	(22)
Berkshire Hathaway, Inc.	JPMorgan Chase	0.485%	USD	2,000	1.000%	06/20/19	44
Berkshire Hathaway, Inc.	JPMorgan Chase	0.485%	USD	3,000	(1.000%)	06/20/19	(66)
Berkshire Hathaway, Inc.	JPMorgan Chase	0.520%	USD	1,000	1.000%	09/20/19	22
Best Buy Co., Inc.	JPMorgan Chase	2.637%	USD	1,000	(5.000%)	03/20/20	(112)
Bombardier, Inc.	JPMorgan Chase	5.179%	USD	1,000	(5.000%)	12/20/19	7
Bombardier, Inc.	JPMorgan Chase	5.179%	USD	1,000	5.000%	12/20/19	(7)
Bombardier, Inc.	JPMorgan Chase	5.300%	USD	1,500	5.000%	03/20/20	(19)
Boston Scientific Corp.	JPMorgan Chase	0.601%	USD	1,500	(1.000%)	03/20/20	(30)
Boston Scientific Corp.	JPMorgan Chase	0.601%	USD	2,500	1.000%	03/20/20	50
Bouygues	JPMorgan Chase	0.000%	EUR	2,000	1.000%	12/20/19	53
Bouygues	JPMorgan Chase	0.000%	EUR	1,000	1.000%	06/20/19	28
Bouygues	JPMorgan Chase	0.447%	EUR	1,000	(1.000%)	06/20/19	(27)
Bouygues	JPMorgan Chase	0.513%	EUR	3,000	(1.000%)	12/20/19	(80)
BP PLC	JPMorgan Chase	0.644%	EUR	500	(1.000%)	06/20/19	(9)
BP PLC	JPMorgan Chase	0.644%	EUR	500	1.000%	06/20/19	9
Bristol-Myers Squibb Co.	JPMorgan Chase	0.134%	USD	1,000	(1.000%)	09/20/19	(40)
Bristol-Myers Squibb Co.	JPMorgan Chase	0.134%	USD	1,000	(1.000%)	09/20/19	(40)
Bristol-Myers Squibb Co.	JPMorgan Chase	0.142%	USD	3,000	(1.000%)	12/20/19	(124)
Bristol-Myers Squibb Co.	JPMorgan Chase	0.142%	USD	1,000	(1.000%)	12/20/19	(41)
British American Tobacco PLC	JPMorgan Chase	0.300%	EUR	2,500	(1.000%)	06/20/19	(87)
British American Tobacco PLC	JPMorgan Chase	0.300%	EUR	1,500	1.000%	06/20/19	52
British American Tobacco PLC	JPMorgan Chase	0.300%	EUR	1,000	1.000%	06/20/19	35
British American Tobacco PLC	JPMorgan Chase	0.345%	EUR	1,000	1.000%	12/20/19	36
British Sky Broadcasting Group PLC	JPMorgan Chase	0.661%	EUR	1,000	(1.000%)	12/20/19	(19)
British Sky Broadcasting Group PLC	JPMorgan Chase	0.661%	EUR	1,000	1.000%	12/20/19	19
British Sky Broadcasting Group PLC	JPMorgan Chase	0.661%	EUR	1,000	1.000%	12/20/19	19
British Telecommunications PLC	JPMorgan Chase	0.547%	EUR	1,000	1.000%	12/20/19	25
British Telecommunications PLC	JPMorgan Chase	0.547%	EUR	3,000	(1.000%)	12/20/19	(75)
British Telecommunications PLC	JPMorgan Chase	0.547%	EUR	1,000	1.000%	12/20/19	25
British Telecommunications PLC	JPMorgan Chase	0.547%	EUR	1,000	1.000%	12/20/19	25
Brunswick	JPMorgan Chase	0.981%	USD	1,000	(1.000%)	12/20/19	(1)
Brunswick	JPMorgan Chase	0.981%	USD	1,000	1.000%	12/20/19	1
Brunswick	JPMorgan Chase	1.012%	USD	1,000	1.000%	12/20/19	(1)
CA, Inc.	JPMorgan Chase	0.612%	USD	1,000	(1.000%)	09/20/19	(18)
CA, Inc.	JPMorgan Chase	0.612%	USD	1,000	1.000%	09/20/19	18
CA, Inc.	JPMorgan Chase	0.658%	USD	500	1.000%	12/20/19	8
Campbell Soup Co.	JPMorgan Chase	0.545%	USD	1,000	(1.000%)	06/20/19	(20)
Campbell Soup Co.	JPMorgan Chase	0.545%	USD	1,000	1.000%	06/20/19	20
Campbell Soup Co.	JPMorgan Chase	0.598%	USD	1,000	1.000%	09/20/19	18
Campbell Soup Co.	JPMorgan Chase	0.598%	USD	1,000	(1.000%)	09/20/19	(18)
Campbell Soup Co.	JPMorgan Chase	0.645%	USD	1,000	1.000%	12/20/19	17
Cardinal Health, Inc.	JPMorgan Chase	0.188%	USD	1,000	(1.000%)	06/20/19	(35)
Cardinal Health, Inc.	JPMorgan Chase	0.188%	USD	1,000	(1.000%)	06/20/19	(35)
Cardinal Health, Inc.	JPMorgan Chase	0.217%	USD	3,000	(1.000%)	12/20/19	(113)
Cardinal Health, Inc.	JPMorgan Chase	0.217%	USD	1,000	(1.000%)	12/20/19	(38)
Carnival Corp.	JPMorgan Chase	0.529%	USD	1,000	(1.000%)	12/20/19	(22)
Carnival Corp.	JPMorgan Chase	0.529%	USD	2,000	1.000%	12/20/19	45

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 299

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Carrefour	JPMorgan Chase	0.461%	EUR	1,000	(1.000%)	06/20/19	(27)
Carrefour	JPMorgan Chase	0.515%	EUR	3,000	1.000%	12/20/19	80
Carrefour	JPMorgan Chase	0.515%	EUR	3,000	(1.000%)	12/20/19	(80)
Catepillar, Inc.	JPMorgan Chase	0.561%	USD	4,000	(1.000%)	12/20/19	(84)
Catepillar, Inc.	JPMorgan Chase	0.561%	USD	1,000	(1.000%)	12/20/19	(21)
Catepillar, Inc.	JPMorgan Chase	0.561%	USD	5,000	1.000%	12/20/19	105
CBS Corp.	JPMorgan Chase	0.487%	USD	1,000	(1.000%)	09/20/19	(23)
CBS Corp.	JPMorgan Chase	0.523%	USD	3,000	(1.000%)	12/20/19	(68)
CBS Corp.	JPMorgan Chase	0.523%	USD	1,500	(1.000%)	12/20/19	(34)
CBS Corp.	JPMorgan Chase	0.556%	USD	1,000	(1.000%)	03/20/20	(22)
Centrica PLC	JPMorgan Chase	0.524%	EUR	1,000	(1.000%)	06/20/19	(24)
Centrica PLC	JPMorgan Chase	0.524%	EUR	1,000	1.000%	06/20/19	24
Centrica PLC	JPMorgan Chase	0.572%	EUR	3,000	1.000%	12/20/19	71
Centrica PLC	JPMorgan Chase	0.572%	EUR	3,000	(1.000%)	12/20/19	(70)
Centrica PLC	JPMorgan Chase	0.572%	EUR	1,000	(1.000%)	12/20/19	(23)
CenturyLink, Inc.	JPMorgan Chase	1.446%	USD	1,000	(1.000%)	06/20/19	19
CenturyLink, Inc.	JPMorgan Chase	1.446%	USD	1,500	(1.000%)	06/20/19	28
CenturyLink, Inc.	JPMorgan Chase	1.446%	USD	500	1.000%	06/20/19	(9)
CenturyLink, Inc.	JPMorgan Chase	1.446%	USD	2,000	1.000%	06/20/19	(38)
CenturyLink, Inc.	JPMorgan Chase	1.558%	USD	500	1.000%	09/20/19	(12)
CenturyLink, Inc.	JPMorgan Chase	1.558%	USD	1,000	1.000%	09/20/19	(25)
CenturyLink, Inc.	JPMorgan Chase	1.558%	USD	1,500	(1.000%)	09/20/19	37
CenturyLink, Inc.	JPMorgan Chase	1.660%	USD	500	1.000%	12/20/19	(15)
CenturyLink, Inc.	JPMorgan Chase	1.660%	USD	1,000	1.000%	12/20/19	(31)
Cisco Systems, Inc.	JPMorgan Chase	0.289%	USD	1,000	(1.000%)	12/20/19	(34)
Cisco Systems, Inc.	JPMorgan Chase	0.289%	USD	1,000	(1.000%)	12/20/19	(34)
Comcast	JPMorgan Chase	0.284%	USD	1,000	(1.000%)	09/20/19	(33)
Comcast	JPMorgan Chase	0.301%	USD	3,000	(1.000%)	12/20/19	(100)
Comcast	JPMorgan Chase	0.301%	USD	1,000	(1.000%)	12/20/19	(33)
Comcast	JPMorgan Chase	0.301%	USD	1,000	(1.000%)	12/20/19	(33)
Comcast	JPMorgan Chase	0.326%	USD	1,000	(1.000%)	03/20/20	(34)
Community Health Systems, Inc.	JPMorgan Chase	3.193%	USD	500	(5.000%)	12/20/19	(40)
Community Health Systems, Inc.	JPMorgan Chase	3.193%	USD	1,000	(5.000%)	12/20/19	(81)
ConAgra Foods, Inc.	JPMorgan Chase	0.612%	USD	1,000	1.000%	03/20/20	19
ConocoPhillips	JPMorgan Chase	0.558%	USD	1,000	(1.000%)	09/20/19	(20)
ConocoPhillips	JPMorgan Chase	0.558%	USD	1,000	(1.000%)	09/20/19	(20)
ConocoPhillips	JPMorgan Chase	0.578%	USD	3,000	(1.000%)	12/20/19	(60)
ConocoPhillips	JPMorgan Chase	0.578%	USD	1,000	(1.000%)	12/20/19	(20)
Constellation	JPMorgan Chase	0.917%	USD	1,000	5.000%	12/20/19	193
Cooper Tire & Rubber Co.	JPMorgan Chase	2.279%	USD	1,000	5.000%	09/20/19	119
Cooper Tire & Rubber Co.	JPMorgan Chase	2.279%	USD	500	5.000%	09/20/19	59
CSC Holdings LLC	JPMorgan Chase	2.019%	USD	1,000	5.000%	09/20/19	131
CSX Corp.	JPMorgan Chase	0.151%	USD	1,000	(1.000%)	09/20/19	(39)
CSX Corp.	JPMorgan Chase	0.162%	USD	3,000	(1.000%)	12/20/19	(121)
CSX Corp.	JPMorgan Chase	0.162%	USD	1,000	(1.000%)	12/20/19	(40)
CSX Corp.	JPMorgan Chase	0.162%	USD	1,000	(1.000%)	12/20/19	(40)
CVS Caremark	JPMorgan Chase	0.157%	USD	1,000	(1.000%)	09/20/19	(39)
CVS Caremark	JPMorgan Chase	0.165%	USD	1,000	(1.000%)	12/20/19	(40)
CVS Caremark	JPMorgan Chase	0.165%	USD	3,000	(1.000%)	12/20/19	(120)
CVS Caremark	JPMorgan Chase	0.165%	USD	1,000	(1.000%)	12/20/19	(40)
CVS Caremark	JPMorgan Chase	0.165%	USD	1,000	(1.000%)	12/20/19	(40)
Cytec Industries, Inc.	JPMorgan Chase	0.848%	USD	1,000	1.000%	03/20/20	8
Cytec Industries, Inc.	JPMorgan Chase	0.969%	USD	2,000	1.000%	03/20/19	2
Daimler AG	JPMorgan Chase	0.327%	EUR	1,000	(1.000%)	06/20/19	(33)
DaimlerChrysler NA Holdings	JPMorgan Chase	0.327%	EUR	1,000	1.000%	06/20/19	33
DaimlerChrysler NA Holdings	JPMorgan Chase	0.358%	EUR	3,000	(1.000%)	12/20/19	(106)

See accompanying notes which are an integral part of this quarterly report.
300 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Danone	JPMorgan Chase	0.447%	EUR	1,000	1.000%	12/20/19	30
Darden Restaurants, Inc.	JPMorgan Chase	0.969%	USD	2,000	(1.000%)	03/20/19	(3)
Darden Restaurants, Inc.	JPMorgan Chase	1.085%	USD	1,000	1.000%	06/20/19	(4)
DDR Corp.	JPMorgan Chase	0.882%	USD	1,000	1.000%	12/20/19	6
Deere & Co.	JPMorgan Chase	0.426%	USD	1,000	1.000%	03/20/20	29
Deluxe Corp.	JPMorgan Chase	2.310%	USD	500	5.000%	09/20/19	58
Deutsche Bank	JPMorgan Chase	0.906%	EUR	1,000	1.000%	12/20/19	5
Diageo PLC	JPMorgan Chase	0.290%	EUR	1,500	1.000%	09/20/19	53
Diageo PLC	JPMorgan Chase	0.290%	EUR	1,000	(1.000%)	06/20/19	(35)
Diageo PLC	JPMorgan Chase	0.290%	EUR	1,000	1.000%	06/20/19	35
Diageo PLC	JPMorgan Chase	0.316%	EUR	1,500	(1.000%)	09/20/19	(54)
Diageo PLC	JPMorgan Chase	0.338%	EUR	500	(1.000%)	12/20/19	(18)
Diageo PLC	JPMorgan Chase	0.338%	EUR	500	1.000%	12/20/19	18
Diageo PLC	JPMorgan Chase	0.359%	EUR	1,000	1.000%	03/20/20	37
DISH DBS Corp.	JPMorgan Chase	2.144%	USD	500	5.000%	09/20/19	62
DISH DBS Corp.	JPMorgan Chase	2.256%	USD	1,000	5.000%	12/20/19	124
DISH DBS Corp.	JPMorgan Chase	2.256%	USD	2,500	(5.000%)	12/20/19	(311)
DISH DBS Corp.	JPMorgan Chase	2.256%	USD	1,000	5.000%	12/20/19	124
DISH DBS Corp.	JPMorgan Chase	2.256%	USD	500	5.000%	12/20/19	62
DISH DBS Corp.	JPMorgan Chase	2.256%	USD	500	5.000%	12/20/19	62
Dominion Resources Inc.	JPMorgan Chase	0.339%	USD	1,000	(1.000%)	12/20/19	(32)
Dominion Resources, Inc.	JPMorgan Chase	0.314%	USD	1,000	(1.000%)	09/20/19	(31)
Dominion Resources, Inc.	JPMorgan Chase	0.339%	USD	1,000	(1.000%)	12/20/19	(32)
Dominion Resources, Inc.	JPMorgan Chase	0.339%	USD	3,000	(1.000%)	12/20/19	(95)
E.ON SE	JPMorgan Chase	0.488%	EUR	1,000	(1.000%)	06/20/19	(25)
E.ON SE	JPMorgan Chase	0.558%	EUR	3,500	1.000%	12/20/19	85
E.ON SE	JPMorgan Chase	0.558%	EUR	3,500	(1.000%)	12/20/19	(85)
Enbridge Energy Partners L.P.	JPMorgan Chase	2.792%	USD	1,000	1.000%	09/20/19	(76)
Enbridge, Inc.	JPMorgan Chase	2.662%	USD	2,000	1.000%	06/20/19	(135)
Enbridge, Inc.	JPMorgan Chase	2.662%	USD	500	1.000%	06/20/19	(34)
Encana Corp.	JPMorgan Chase	2.425%	USD	1,000	(1.000%)	09/20/19	62
Encana Corp.	JPMorgan Chase	2.534%	USD	1,000	(1.000%)	12/20/19	69
Energy Transfer Partners LP	JPMorgan Chase	1.818%	USD	2,000	(1.000%)	06/20/19	68
Energy Transfer Partners LP	JPMorgan Chase	1.818%	USD	1,000	(1.000%)	06/20/19	34
Energy Transfer Partners LP	JPMorgan Chase	1.818%	USD	3,000	1.000%	06/20/19	(102)
Enterprise Products Operating LLC	JPMorgan Chase	0.942%	USD	2,000	1.000%	12/20/19	5
ERP Operating LP	JPMorgan Chase	0.452%	USD	3,000	(1.000%)	12/20/19	(78)
ERP Operating LP	JPMorgan Chase	0.452%	USD	2,000	(1.000%)	12/20/19	(52)
ERP Operating LP	JPMorgan Chase	0.452%	USD	1,000	(1.000%)	12/20/19	(26)
European Aeronautic Defence and Space Co.	JPMorgan Chase	0.587%	EUR	1,000	(1.000%)	12/20/19	(23)
European Aeronautic Defence and Space Co.	JPMorgan Chase	0.587%	EUR	1,000	1.000%	12/20/19	23
Exelon Corp.	JPMorgan Chase	0.347%	USD	500	(1.000%)	09/20/19	(14)
Exelon Corp.	JPMorgan Chase	0.347%	USD	1,000	(1.000%)	06/20/19	(28)
Exelon Corp.	JPMorgan Chase	0.380%	USD	500	1.000%	09/20/19	14
Exelon Corp.	JPMorgan Chase	0.409%	USD	4,000	(1.000%)	12/20/19	(113)
Exelon Corp.	JPMorgan Chase	0.409%	USD	1,000	(1.000%)	12/20/19	(28)
Expedia, Inc.	JPMorgan Chase	0.716%	USD	1,000	(1.000%)	06/20/19	(12)
Expedia, Inc.	JPMorgan Chase	0.779%	USD	1,000	(1.000%)	09/20/19	(10)
Expedia, Inc.	JPMorgan Chase	0.836%	USD	3,000	(1.000%)	12/20/19	(23)
Expedia, Inc.	JPMorgan Chase	0.836%	USD	1,000	(1.000%)	12/20/19	(8)
Experian Finance PLC	JPMorgan Chase	0.400%	EUR	1,000	1.000%	06/20/19	30
Experian Finance PLC	JPMorgan Chase	0.427%	EUR	1,000	(1.000%)	09/20/19	(30)
Experian Finance PLC	JPMorgan Chase	0.429%	EUR	1,000	1.000%	09/20/19	30
Experian Finance PLC	JPMorgan Chase	0.452%	EUR	1,500	1.000%	12/20/19	45
Federated Dept. Stores	JPMorgan Chase	0.000%	USD	2,000	1.000%	09/20/19	48
Federated Dept. Stores	JPMorgan Chase	0.540%	USD	1,000	(1.000%)	09/20/19	(21)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 301

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Federated Dept. Stores	JPMorgan Chase	0.540%	USD	500	(1.000%)	09/20/19	(10)
Federated Dept. Stores	JPMorgan Chase	0.540%	USD	500	(1.000%)	09/20/19	(10)
Federated Dept. Stores	JPMorgan Chase	0.574%	USD	3,000	(1.000%)	12/20/19	(61)
Federated Dept. Stores	JPMorgan Chase	0.574%	USD	1,000	(1.000%)	12/20/19	(20)
Federated Dept. Stores	JPMorgan Chase	0.619%	USD	1,000	(1.000%)	03/20/20	(19)
FirstEnergy Corp.	JPMorgan Chase	0.926%	USD	3,000	(1.000%)	12/20/19	(10)
FirstEnergy Corp.	JPMorgan Chase	0.986%	USD	2,000	1.000%	03/20/20	1
FirstEnergy Corp.	JPMorgan Chase	0.986%	USD	2,000	(1.000%)	03/20/20	(1)
Ford Motor Co.	JPMorgan Chase	1.072%	USD	1,000	5.000%	12/20/19	185
Freeport-McMoRan Copper & Gold, Inc.	JPMorgan Chase	3.556%	USD	1,000	1.000%	12/20/19	(112)
Freeport-McMoRan Copper & Gold, Inc.	JPMorgan Chase	3.715%	USD	500	1.000%	03/20/20	(62)
Freescale Semiconductor	JPMorgan Chase	2.276%	USD	500	(5.000%)	09/20/19	(60)
Fresenius SE & Co. KGaA	JPMorgan Chase	0.733%	EUR	1,500	1.000%	12/20/19	22
Fresenius SE & Co. KGaA	JPMorgan Chase	0.733%	EUR	1,000	1.000%	12/20/19	15
GKN Holdings PLC	JPMorgan Chase	0.683%	EUR	1,000	(1.000%)	09/20/19	(16)
GKN Holdings PLC	JPMorgan Chase	0.723%	EUR	500	(1.000%)	12/20/19	(8)
GKN Holdings PLC	JPMorgan Chase	0.723%	EUR	2,500	(1.000%)	12/20/19	(38)
Glencore International AG	JPMorgan Chase	0.575%	USD	1,000	1.000%	03/20/19	17
Glencore International AG	JPMorgan Chase	2.003%	EUR	500	(1.000%)	09/20/19	25
Glencore International AG	JPMorgan Chase	2.003%	EUR	1,500	(1.000%)	09/20/19	75
Glencore International AG	JPMorgan Chase	2.003%	EUR	1,000	1.000%	09/20/19	(50)
Glencore International AG	JPMorgan Chase	2.003%	EUR	1,000	1.000%	09/20/19	(50)
Halliburton	JPMorgan Chase	0.650%	USD	1,000	(1.000%)	09/20/19	(16)
Halliburton	JPMorgan Chase	0.692%	USD	3,000	(1.000%)	12/20/19	(44)
Halliburton	JPMorgan Chase	0.692%	USD	1,000	(1.000%)	12/20/19	(15)
Halliburton	JPMorgan Chase	0.731%	USD	1,000	(1.000%)	03/20/20	(13)
Hammerson PLC	JPMorgan Chase	0.441%	EUR	1,000	(1.000%)	09/20/19	(29)
Hammerson PLC	JPMorgan Chase	0.470%	EUR	1,000	(1.000%)	12/20/19	(29)
HCA Healthcare	JPMorgan Chase	2.213%	USD	2,500	(5.000%)	12/20/19	(317)
Health Care REIT, Inc.	JPMorgan Chase	0.651%	USD	1,000	1.000%	12/20/19	17
Heineken NV	JPMorgan Chase	0.319%	EUR	1,000	1.000%	12/20/19	38
Hewlett-Packard	JPMorgan Chase	0.598%	USD	500	(1.000%)	06/20/19	(9)
Hewlett-Packard	JPMorgan Chase	0.598%	USD	2,500	(1.000%)	06/20/19	(43)
Hewlett-Packard	JPMorgan Chase	0.598%	USD	1,000	1.000%	06/20/19	17
Hewlett-Packard	JPMorgan Chase	0.598%	USD	2,000	1.000%	06/20/19	35
Hewlett-Packard	JPMorgan Chase	0.705%	USD	3,000	(1.000%)	12/20/19	(42)
Home Depot	JPMorgan Chase	0.176%	USD	2,000	(1.000%)	12/20/19	(79)
Home Depot	JPMorgan Chase	0.176%	USD	1,000	(1.000%)	12/20/19	(40)
Honeywell International, Inc.	JPMorgan Chase	0.127%	USD	1,000	(1.000%)	09/20/19	(40)
Honeywell International, Inc.	JPMorgan Chase	0.135%	USD	2,000	(1.000%)	12/20/19	(83)
Honeywell International, Inc.	JPMorgan Chase	0.135%	USD	3,000	(1.000%)	12/20/19	(125)
Iberdrola SA	JPMorgan Chase	0.548%	EUR	1,000	1.000%	06/20/19	22
Iberdrola SA	JPMorgan Chase	0.593%	EUR	1,000	1.000%	09/20/19	21
IBM Corp.	JPMorgan Chase	0.421%	USD	2,000	(1.000%)	06/20/19	(50)
IBM Corp.	JPMorgan Chase	0.421%	USD	2,000	1.000%	06/20/19	50
IBM Corp.	JPMorgan Chase	0.490%	USD	1,000	1.000%	12/20/19	24
Imperial Tobacco Group PLC	JPMorgan Chase	0.538%	EUR	1,000	1.000%	06/20/19	23
Imperial Tobacco Group PLC	JPMorgan Chase	0.575%	EUR	2,000	(1.000%)	09/20/19	(44)
Imperial Tobacco Group PLC	JPMorgan Chase	0.575%	EUR	1,000	1.000%	09/20/19	22
Imperial Tobacco Group PLC	JPMorgan Chase	0.575%	EUR	1,000	1.000%	09/20/19	22
Ingersoll-Rand Co.	JPMorgan Chase	0.350%	USD	1,000	1.000%	12/20/19	31
International Paper Co.	JPMorgan Chase	0.629%	USD	1,000	(1.000%)	12/20/19	(18)
International Paper Co.	JPMorgan Chase	0.629%	USD	1,500	(1.000%)	12/20/19	(26)
International Paper Co.	JPMorgan Chase	0.669%	USD	3,000	(1.000%)	03/20/20	(50)
International Paper Co.	JPMorgan Chase	0.669%	USD	1,000	(1.000%)	03/20/20	(17)
Iron Mountain, Inc.	JPMorgan Chase	1.768%	USD	1,000	5.000%	12/20/19	149

See accompanying notes which are an integral part of this quarterly report.
302 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Iron Mountain, Inc.	JPMorgan Chase	1.768%	USD	500	5.000%	12/20/19	74
iTraxx Europe Index	Credit Suisse	0.486%	EUR	300	(1.000%)	06/20/19	(7)
ITV PLC	JPMorgan Chase	0.922%	EUR	1,000	5.000%	09/20/19	211
ITV PLC	JPMorgan Chase	0.922%	EUR	2,500	(5.000%)	09/20/19	(528)
ITV PLC	JPMorgan Chase	0.922%	EUR	1,000	5.000%	09/20/19	211
ITV PLC	JPMorgan Chase	0.922%	EUR	500	5.000%	09/20/19	105
ITV PLC	JPMorgan Chase	0.969%	EUR	500	5.000%	12/20/19	109
Johnson Controls, Inc.	JPMorgan Chase	0.402%	USD	2,000	(1.000%)	06/20/19	(52)
Johnson Controls, Inc.	JPMorgan Chase	0.469%	USD	2,000	(1.000%)	12/20/19	(51)
Johnson Controls, Inc.	JPMorgan Chase	0.469%	USD	3,000	(1.000%)	12/20/19	(76)
Kellogg Co.	JPMorgan Chase	0.744%	USD	1,000	1.000%	12/20/19	12
Kering SA	JPMorgan Chase	0.446%	EUR	1,500	1.000%	09/20/19	44
Kering SA	JPMorgan Chase	0.446%	EUR	500	1.000%	09/20/19	14
Kering SA	JPMorgan Chase	0.446%	EUR	1,000	1.000%	09/20/19	29
Kinder Morgan Energy Partners LP	JPMorgan Chase	1.514%	USD	1,000	(1.000%)	12/20/19	24
Kinder Morgan Energy Partners LP	JPMorgan Chase	1.514%	USD	1,000	(1.000%)	12/20/19	24
Kinder Morgan Energy Partners LP	JPMorgan Chase	1.514%	USD	2,000	1.000%	12/20/19	(48)
Kingfisher PLC	JPMorgan Chase	0.576%	EUR	3,000	(1.000%)	12/20/19	(70)
Kingfisher PLC	JPMorgan Chase	0.576%	EUR	1,000	(1.000%)	12/20/19	(23)
Koninklijke Ahold NV	JPMorgan Chase	0.404%	EUR	5,000	(1.000%)	12/20/19	(164)
Koninklijke Ahold NV	JPMorgan Chase	0.504%	EUR	2,000	(1.000%)	06/20/19	(49)
Koninklijke Ahold NV	JPMorgan Chase	0.504%	EUR	2,000	1.000%	06/20/19	49
Koninklijke Ahold NV	JPMorgan Chase	0.546%	EUR	1,000	1.000%	09/20/19	24
Koninklijke Ahold NV	JPMorgan Chase	0.583%	EUR	500	1.000%	12/20/19	11
Koninklijke DSM NV	JPMorgan Chase	0.405%	EUR	1,000	(1.000%)	06/20/19	(30)
Koninklijke DSM NV	JPMorgan Chase	0.405%	EUR	1,000	1.000%	06/20/19	29
Koninklijke DSM NV	JPMorgan Chase	0.460%	EUR	2,000	(1.000%)	12/20/19	(60)
Koninklijke DSM NV	JPMorgan Chase	0.460%	EUR	2,000	1.000%	12/20/19	59
Koninklijke KPN NV	JPMorgan Chase	0.785%	EUR	1,000	1.000%	12/20/19	12
Koninklijke Philips NV	JPMorgan Chase	0.404%	EUR	4,000	1.000%	12/20/19	132
Kroger Co.	JPMorgan Chase	0.285%	USD	1,000	(1.000%)	09/20/19	(33)
Kroger Co.	JPMorgan Chase	0.285%	USD	1,000	(1.000%)	09/20/19	(33)
L Brands, Inc.	JPMorgan Chase	1.314%	USD	1,000	1.000%	12/20/19	(15)
Lanxess AG	JPMorgan Chase	0.956%	EUR	1,500	(1.000%)	12/20/19	(4)
Lanxess AG	JPMorgan Chase	0.956%	EUR	1,500	1.000%	12/20/19	4
Lanxess AG	JPMorgan Chase	0.956%	EUR	1,000	1.000%	12/20/19	2
Lennar Corp.	JPMorgan Chase	2.112%	USD	1,000	5.000%	09/20/19	126
Lennar Corp.	JPMorgan Chase	2.233%	USD	2,000	5.000%	12/20/19	252
Lennar Corp.	JPMorgan Chase	2.233%	USD	3,000	(5.000%)	12/20/19	(378)
Lennar Corp.	JPMorgan Chase	2.233%	USD	1,000	5.000%	12/20/19	126
Lockheed Martin Corp.	JPMorgan Chase	0.134%	USD	1,000	(1.000%)	09/20/19	(40)
Lockheed Martin Corp.	JPMorgan Chase	0.134%	USD	1,000	1.000%	09/20/19	40
Lockheed Martin Corp.	JPMorgan Chase	0.145%	USD	2,000	(1.000%)	12/20/19	(82)
Lockheed Martin Corp.	JPMorgan Chase	0.145%	USD	1,500	(1.000%)	12/20/19	(62)
Lockheed Martin Corp.	JPMorgan Chase	0.145%	USD	4,500	1.000%	12/20/19	185
Lockheed Martin Corp.	JPMorgan Chase	0.145%	USD	1,000	(1.000%)	12/20/19	(41)
Lockheed Martin Corp.	JPMorgan Chase	0.155%	USD	1,000	(1.000%)	03/20/20	(43)
Louisiana-Pacific Corp.	JPMorgan Chase	1.948%	USD	3,000	(5.000%)	12/20/19	(420)
Louisiana-Pacific Corp.	JPMorgan Chase	1.948%	USD	3,000	5.000%	12/20/19	420
Lowe's Companies, Inc.	JPMorgan Chase	0.149%	USD	1,000	(1.000%)	06/20/19	(37)
Lowe's Companies, Inc.	JPMorgan Chase	0.171%	USD	3,000	(1.000%)	12/20/19	(119)
Lowe's Companies, Inc.	JPMorgan Chase	0.171%	USD	1,000	(1.000%)	12/20/19	(40)
Lowe's Companies, Inc.	JPMorgan Chase	0.181%	USD	1,000	(1.000%)	03/20/20	(41)
M.D.C Holdings, Inc.	JPMorgan Chase	1.614%	USD	2,000	(1.000%)	12/20/19	57
M.D.C Holdings, Inc.	JPMorgan Chase	1.614%	USD	5,500	1.000%	12/20/19	(156)
M.D.C. Holdings, Inc.	JPMorgan Chase	1.389%	USD	1,000	(1.000%)	06/20/19	16

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 303

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
M.D.C. Holdings, Inc.	JPMorgan Chase	1.614%	USD	2,000	(1.000%)	12/20/19	57
M.D.C. Holdings, Inc.	JPMorgan Chase	1.614%	USD	1,500	(1.000%)	12/20/19	43
Marsh & McLennan	JPMorgan Chase	0.158%	USD	2,000	(1.000%)	12/20/19	(81)
Marsh & McLennan	JPMorgan Chase	0.158%	USD	1,000	(1.000%)	12/20/19	(40)
Marsh & McLennan	JPMorgan Chase	0.158%	USD	3,500	(1.000%)	12/20/19	(142)
Masco Corp.	JPMorgan Chase	1.255%	USD	2,000	(5.000%)	12/20/19	(351)
Mattel, Inc.	JPMorgan Chase	1.383%	USD	1,000	1.000%	12/20/19	(18)
McDonald's Corp.	JPMorgan Chase	0.380%	USD	1,000	1.000%	03/20/20	31
McKesson Corp.	JPMorgan Chase	0.183%	USD	2,000	(1.000%)	06/20/19	(71)
McKesson Corp.	JPMorgan Chase	0.215%	USD	4,000	(1.000%)	12/20/19	(151)
MeadWestvaco Corp.	JPMorgan Chase	0.351%	USD	1,000	1.000%	06/20/19	28
MeadWesvaco Corp.	JPMorgan Chase	0.351%	USD	1,000	(1.000%)	06/20/19	(28)
Metro AG	JPMorgan Chase	0.955%	EUR	1,000	(1.000%)	06/20/19	(2)
Metro AG	JPMorgan Chase	0.955%	EUR	1,000	1.000%	06/20/19	2
Metro AG	JPMorgan Chase	1.076%	EUR	3,000	1.000%	12/20/19	(12)
Metro AG	JPMorgan Chase	1.076%	EUR	3,000	(1.000%)	12/20/19	12
Metsa Board Corp.	JPMorgan Chase	1.088%	EUR	1,000	(5.000%)	12/20/19	(212)
MGM Studios	JPMorgan Chase	3.285%	USD	500	5.000%	12/20/19	38
Motorola Solutions, Inc.	JPMorgan Chase	0.781%	USD	4,000	1.000%	03/20/20	44
Motorola Solutions, Inc.	JPMorgan Chase	0.781%	USD	2,000	(1.000%)	03/20/20	(22)
Motorola Solutions, Inc.	JPMorgan Chase	0.781%	USD	1,000	(1.000%)	03/20/20	(11)
Nabors Industries, Inc.	JPMorgan Chase	4.598%	USD	1,000	(1.000%)	12/20/19	151
Nabors Industries, Inc.	JPMorgan Chase	4.598%	USD	2,000	(1.000%)	12/20/19	302
National Grid PLC	JPMorgan Chase	0.339%	EUR	1,000	(1.000%)	06/20/19	(33)
National Grid PLC	JPMorgan Chase	0.339%	EUR	1,000	1.000%	06/20/19	33
National Grid PLC	JPMorgan Chase	0.392%	EUR	1,000	1.000%	12/20/19	34
National Grid PLC	JPMorgan Chase	0.414%	EUR	1,500	1.000%	03/20/20	51
New York Times Co.	JPMorgan Chase	1.434%	USD	2,000	(1.000%)	12/20/19	41
Newell Rubbermaid, Inc.	JPMorgan Chase	0.406%	USD	1,000	1.000%	06/20/19	26
Newell Rubbermaind, Inc.	JPMorgan Chase	0.406%	USD	1,000	(1.000%)	06/20/19	(26)
Newell Rubbermaind, Inc.	JPMorgan Chase	0.472%	USD	1,000	(1.000%)	12/20/19	(25)
Newell Rubbermaind, Inc.	JPMorgan Chase	0.472%	USD	1,000	1.000%	12/20/19	25
Newell Rubbermaind, Inc.	JPMorgan Chase	0.500%	USD	1,000	1.000%	03/20/20	25
Newmont Mining Corp.	JPMorgan Chase	1.305%	USD	1,000	(1.000%)	03/20/20	15
News America, Inc.	JPMorgan Chase	0.247%	USD	1,000	(1.000%)	09/20/19	(34)
News America, Inc.	JPMorgan Chase	0.247%	USD	1,000	(1.000%)	09/20/19	(34)
News America, Inc.	JPMorgan Chase	0.265%	USD	1,000	(1.000%)	12/20/19	(35)
News America, Inc.	JPMorgan Chase	0.265%	USD	2,000	(1.000%)	12/20/19	(71)
News America, Inc.	JPMorgan Chase	0.265%	USD	1,000	(1.000%)	12/20/19	(35)
News America, Inc.	JPMorgan Chase	0.280%	USD	1,000	(1.000%)	03/20/20	(36)
Next PLC	JPMorgan Chase	0.436%	EUR	1,000	1.000%	09/20/19	29
Next PLC	JPMorgan Chase	0.436%	EUR	2,500	(1.000%)	09/20/19	(74)
Next PLC	JPMorgan Chase	0.436%	EUR	1,000	1.000%	09/20/19	29
Next PLC	JPMorgan Chase	0.436%	EUR	500	1.000%	09/20/19	15
Next PLC	JPMorgan Chase	0.467%	EUR	1,000	1.000%	12/20/19	29
Nordstrom, Inc.	JPMorgan Chase	0.388%	USD	1,000	(1.000%)	12/20/19	(29)
Nordstrom, Inc.	JPMorgan Chase	0.388%	USD	2,000	(1.000%)	12/20/19	(59)
Nordstrom, Inc.	JPMorgan Chase	0.414%	USD	1,000	(1.000%)	03/20/20	(29)
Nordstrom, Inc.	JPMorgan Chase	0.414%	USD	2,000	(1.000%)	03/20/20	(59)
Nordstrom, Inc.	JPMorgan Chase	0.414%	USD	1,000	(1.000%)	03/20/20	(29)
Norfolk Southern Corp.	JPMorgan Chase	0.134%	USD	1,000	(1.000%)	09/20/19	(40)
Norfolk Southern Corp.	JPMorgan Chase	0.134%	USD	1,000	(1.000%)	09/20/19	(40)
Norfolk Southern Corp.	JPMorgan Chase	0.143%	USD	3,000	(1.000%)	12/20/19	(124)
Norfolk Southern Corp.	JPMorgan Chase	0.143%	USD	1,000	(1.000%)	12/20/19	(41)
Northrop Grumman Corp.	JPMorgan Chase	0.000%	USD	4,000	1.000%	12/20/19	168
Northrop Grumman Corp.	JPMorgan Chase	0.274%	USD	1,000	(1.000%)	12/20/19	(35)

See accompanying notes which are an integral part of this quarterly report.

304 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Northrop Grumman Corp.	JPMorgan Chase	0.274%	USD	3,000	(1.000%)	12/20/19	(104)
Northrop Grumman Corp.	JPMorgan Chase	0.288%	USD	1,000	(1.000%)	09/20/19	(32)
Northrop Grumman Corp.	JPMorgan Chase	0.288%	USD	1,000	(1.000%)	09/20/19	(32)
NRG Energy, Inc.	JPMorgan Chase	3.172%	USD	1,000	(5.000%)	06/20/19	(74)
NRG Energy, Inc.	JPMorgan Chase	3.172%	USD	1,000	5.000%	06/20/19	74
Nucor Corp.	JPMorgan Chase	0.726%	USD	1,000	1.000%	12/20/19	13
Nucor Corp.	JPMorgan Chase	0.726%	USD	1,000	(1.000%)	12/20/19	(13)
Occidental Petroleum Corp.	JPMorgan Chase	0.728%	USD	2,000	1.000%	03/20/19	22
Omnicom Group, Inc.	JPMorgan Chase	0.000%	USD	2,000	1.000%	06/20/19	64
Omnicom Group, Inc.	JPMorgan Chase	0.281%	USD	3,000	(1.000%)	06/20/19	(93)
Omnicom Group, Inc.	JPMorgan Chase	0.281%	USD	1,000	1.000%	06/20/19	31
Omnicom Group, Inc.	JPMorgan Chase	0.319%	USD	1,000	(1.000%)	12/20/19	(33)
Omnicom Group, Inc.	JPMorgan Chase	0.319%	USD	3,000	(1.000%)	12/20/19	(98)
Oneok, Inc.	JPMorgan Chase	2.135%	USD	1,000	1.000%	12/20/19	(52)
Pepsico, Inc.	JPMorgan Chase	0.426%	USD	1,000	1.000%	12/20/19	27
Pernod Ricard	JPMorgan Chase	0.000%	EUR	2,000	(1.000%)	06/20/19	(57)
Pernod Ricard	JPMorgan Chase	0.414%	EUR	2,000	1.000%	06/20/19	58
Pernod Ricard	JPMorgan Chase	0.483%	EUR	1,000	1.000%	12/20/19	28
Pfizer, Inc.	JPMorgan Chase	0.137%	USD	1,000	(1.000%)	09/20/19	(40)
Pfizer, Inc.	JPMorgan Chase	0.146%	USD	3,000	(1.000%)	12/20/19	(123)
Pfizer, Inc.	JPMorgan Chase	0.146%	USD	2,000	(1.000%)	12/20/19	(82)
Pioneer Natural Resources Co.	JPMorgan Chase	1.473%	USD	1,000	1.000%	12/20/19	(22)
PolyOne Corp.	JPMorgan Chase	1.751%	USD	1,000	5.000%	12/20/19	150
PostNL NV	JPMorgan Chase	0.777%	EUR	1,000	(1.000%)	06/20/19	(11)
Prologis LP	JPMorgan Chase	0.755%	USD	1,000	1.000%	12/20/19	12
Publicis Groupe	JPMorgan Chase	0.428%	EUR	1,000	(1.000%)	09/20/19	(30)
PulteGroup, Inc.	JPMorgan Chase	1.376%	USD	500	(5.000%)	09/20/19	(81)
PulteGroup, Inc.	JPMorgan Chase	1.376%	USD	500	5.000%	09/20/19	81
PulteGroup, Inc.	JPMorgan Chase	1.468%	USD	1,000	(5.000%)	12/20/19	(165)
PulteGroup, Inc.	JPMorgan Chase	1.468%	USD	500	5.000%	12/20/19	82
PulteGroup, Inc.	JPMorgan Chase	1.468%	USD	1,500	5.000%	12/20/19	247
PulteGroup, Inc.	JPMorgan Chase	1.468%	USD	1,000	(5.000%)	12/20/19	(165)
Quest Diagnostics, Inc.	JPMorgan Chase	0.699%	USD	1,500	1.000%	06/20/19	19
Quest Diagnostics, Inc.	JPMorgan Chase	0.699%	USD	1,500	(1.000%)	06/20/19	(19)
Quest Diagnostics, Inc.	JPMorgan Chase	0.761%	USD	500	1.000%	09/20/19	5
Quest Diagnostics, Inc.	JPMorgan Chase	0.817%	USD	1,000	(1.000%)	12/20/19	(9)
Quest Diagnostics, Inc.	JPMorgan Chase	0.817%	USD	1,000	1.000%	12/20/19	9
R.R. Donnelley & Sons Co.	JPMorgan Chase	2.539%	USD	1,000	5.000%	12/20/19	112
R.R. Donnelley & Sons Co.	JPMorgan Chase	2.539%	USD	1,000	(5.000%)	12/20/19	(112)
Raytheon Co.	JPMorgan Chase	0.138%	USD	2,000	1.000%	09/20/19	79
Raytheon Co.	JPMorgan Chase	0.138%	USD	2,000	(1.000%)	09/20/19	(79)
Raytheon Co.	JPMorgan Chase	0.148%	USD	3,000	(1.000%)	12/20/19	(123)
Raytheon Co.	JPMorgan Chase	0.158%	USD	2,000	(1.000%)	03/20/20	(85)
Rentokil Initial PLC	JPMorgan Chase	0.568%	EUR	1,000	(1.000%)	12/20/19	(24)
Rexel USA	JPMorgan Chase	1.842%	EUR	500	5.000%	12/20/19	84
Reynolds American, Inc.	JPMorgan Chase	0.771%	USD	3,000	1.000%	03/20/20	34
Reynolds American, Inc.	JPMorgan Chase	0.771%	USD	2,000	(1.000%)	03/20/20	(23)
Rite Aid Corp.	JPMorgan Chase	2.529%	USD	1,000	(5.000%)	12/20/19	(113)
Rolls-Royce PLC	JPMorgan Chase	0.503%	EUR	2,000	(1.000%)	12/20/19	(55)
Rolls-Royce PLC	JPMorgan Chase	0.503%	EUR	2,000	1.000%	12/20/19	55
Royal Caribbean Cruises LTD	JPMorgan Chase	1.417%	USD	1,500	(5.000%)	09/20/19	(239)
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.417%	USD	500	5.000%	09/20/19	80
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.417%	USD	2,000	5.000%	09/20/19	318
Royal Dutch Shell PLC	JPMorgan Chase	0.478%	EUR	1,000	1.000%	12/20/19	29
RWE AG	JPMorgan Chase	0.689%	EUR	1,000	1.000%	12/20/19	17
RWE AG	JPMorgan Chase	0.689%	EUR	1,000	(1.000%)	12/20/19	(17)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 305

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
RWE AG	JPMorgan Chase	0.723%	EUR	1,000	(1.000%)	03/20/20	(16)
SBC Communications, Inc.	JPMorgan Chase	0.657%	USD	3,000	1.000%	09/20/19	46
SBC Communications, Inc.	JPMorgan Chase	0.657%	USD	1,000	1.000%	09/20/19	15
Sempra Energy	JPMorgan Chase	0.293%	USD	1,000	(1.000%)	09/20/19	(32)
Sempra Energy	JPMorgan Chase	0.293%	USD	1,000	1.000%	09/20/19	32
Sempra Energy	JPMorgan Chase	0.314%	USD	3,000	(1.000%)	12/20/19	(99)
Sempra Energy	JPMorgan Chase	0.314%	USD	1,000	(1.000%)	12/20/19	(33)
Sempra Energy	JPMorgan Chase	0.314%	USD	4,000	1.000%	12/20/19	132
Sempra Energy	JPMorgan Chase	0.314%	USD	1,000	(1.000%)	12/20/19	(33)
Simon Property Group LP	JPMorgan Chase	0.368%	USD	2,000	(1.000%)	12/20/19	(60)
Simon Property Group LP	JPMorgan Chase	0.368%	USD	1,000	(1.000%)	12/20/19	(30)
Simon Property Group LP	JPMorgan Chase	0.368%	USD	1,000	(1.000%)	12/20/19	(30)
Simon Property Group LP	JPMorgan Chase	0.368%	USD	1,000	(1.000%)	12/20/19	(30)
Sodexo	JPMorgan Chase	0.000%	EUR	2,000	(1.000%)	06/20/19	(68)
Sodexo	JPMorgan Chase	0.348%	EUR	1,000	1.000%	06/20/19	32
Sodexo	JPMorgan Chase	0.348%	EUR	1,000	1.000%	06/20/19	32
Sodexo	JPMorgan Chase	0.387%	EUR	1,000	1.000%	12/20/19	34
Southwest Airlines Co.	JPMorgan Chase	0.533%	USD	1,000	(1.000%)	12/20/19	(22)
Southwest Airlines Co.	JPMorgan Chase	0.533%	USD	1,500	(1.000%)	12/20/19	(33)
Southwest Airlines Co.	JPMorgan Chase	0.533%	USD	1,000	(1.000%)	12/20/19	(22)
Spectra Energy Capital LLC	JPMorgan Chase	1.212%	USD	1,000	1.000%	03/20/19	(9)
Spectra Energy Capital LLC	JPMorgan Chase	1.338%	USD	1,000	1.000%	06/20/19	(14)
Spectra Energy Capital LLC	JPMorgan Chase	1.338%	USD	1,000	1.000%	06/20/19	(14)
Sprint Nextel Corp.	JPMorgan Chase	4.349%	USD	2,000	(5.000%)	03/20/20	(58)
Stanley Black & Decker, Inc.	JPMorgan Chase	0.548%	USD	1,000	1.000%	06/20/19	19
Staples, Inc.	JPMorgan Chase	1.499%	USD	1,000	1.000%	09/20/19	(22)
Staples, Inc.	JPMorgan Chase	1.613%	USD	1,000	1.000%	12/20/19	(29)
Staples, Inc.	JPMorgan Chase	1.613%	USD	2,000	(1.000%)	12/20/19	57
Staples, Inc.	JPMorgan Chase	1.613%	USD	1,000	1.000%	12/20/19	(29)
Stora Enso	JPMorgan Chase	1.111%	EUR	1,000	(5.000%)	09/20/19	(200)
Stora Enso	JPMorgan Chase	1.174%	EUR	500	(5.000%)	12/20/19	(103)
Stora Enso	JPMorgan Chase	1.174%	EUR	1,500	(5.000%)	12/20/19	(310)
Suedzucker Mannheim Ochsenfurt AG	JPMorgan Chase	1.202%	EUR	1,000	(1.000%)	09/20/19	10
Suedzucker Mannheim Ochsenfurt AG	JPMorgan Chase	1.268%	EUR	1,000	(1.000%)	12/20/19	14
Suedzucker Mannheim Ochsenfurt AG	JPMorgan Chase	1.268%	EUR	2,000	(1.000%)	12/20/19	29
Suedzucker Mannheim Ochsenfurt AG	JPMorgan Chase	1.268%	EUR	500	1.000%	12/20/19	(7)
Swedish Match AB	JPMorgan Chase	0.385%	EUR	1,000	1.000%	06/20/19	31
Swedish Match AB	JPMorgan Chase	0.385%	EUR	1,000	(1.000%)	06/20/19	(31)
Target Corp.	JPMorgan Chase	0.247%	USD	1,000	(1.000%)	12/20/19	(36)
Target Corp.	JPMorgan Chase	0.247%	USD	1,000	(1.000%)	12/20/19	(36)
Target Corp.	JPMorgan Chase	0.247%	USD	1,000	(1.000%)	12/20/19	(36)
Target Corp.	JPMorgan Chase	0.247%	USD	1,000	(1.000%)	12/20/19	(36)
Target Corp.	JPMorgan Chase	0.247%	USD	1,000	(1.000%)	12/20/19	(36)
Target Corp.	JPMorgan Chase	0.261%	USD	2,000	(1.000%)	03/20/20	(74)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.397%	EUR	1,000	(1.000%)	12/20/19	(33)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.397%	EUR	1,000	(1.000%)	12/20/19	(33)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.397%	EUR	2,000	(1.000%)	12/20/19	(67)
Telenor ASA	JPMorgan Chase	0.315%	EUR	3,000	1.000%	12/20/19	114
Telenor ASA	JPMorgan Chase	0.315%	EUR	2,000	(1.000%)	12/20/19	(76)
Telenor ASA	JPMorgan Chase	0.315%	EUR	1,000	(1.000%)	12/20/19	(38)
Telenor ASA	JPMorgan Chase	0.332%	EUR	1,000	(1.000%)	03/20/20	(39)
Tenet Healthcare Corp.	JPMorgan Chase	3.583%	USD	2,000	(5.000%)	12/20/19	(125)
Tesco PLC	JPMorgan Chase	1.618%	EUR	1,000	(1.000%)	12/20/19	33
Tesco PLC	JPMorgan Chase	1.618%	EUR	1,000	(1.000%)	12/20/19	33
Tesoro Corp.	JPMorgan Chase	1.955%	USD	1,000	(5.000%)	09/20/19	(134)
Tesoro Corp.	JPMorgan Chase	2.098%	USD	3,000	(5.000%)	12/20/19	(400)

See accompanying notes which are an integral part of this quarterly report.
306 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Tesoro Corp.	JPMorgan Chase	2.098%	USD	1,000	5.000%	12/20/19	133
Textron, Inc.	JPMorgan Chase	0.714%	USD	1,000	1.000%	12/20/19	14
The AES Corp.	JPMorgan Chase	2.478%	USD	1,000	5.000%	12/20/19	114
The AES Corp.	JPMorgan Chase	2.478%	USD	1,000	5.000%	12/20/19	114
The Boeing Co.	JPMorgan Chase	0.190%	USD	3,000	(1.000%)	12/20/19	(117)
The Boeing Co.	JPMorgan Chase	0.190%	USD	2,000	(1.000%)	12/20/19	(78)
The Boeing Co.	JPMorgan Chase	0.190%	USD	2,000	(1.000%)	12/20/19	(78)
The Gap, Inc.	JPMorgan Chase	0.737%	USD	3,000	(1.000%)	12/20/19	(37)
The Gap, Inc.	JPMorgan Chase	0.737%	USD	3,000	1.000%	12/20/19	37
The Gap, Inc.	JPMorgan Chase	0.790%	USD	1,000	(1.000%)	03/20/20	(10)
The Gap, Inc.	JPMorgan Chase	0.790%	USD	5,000	(1.000%)	03/20/20	(52)
The Goodyear Tire Co.	JPMorgan Chase	2.099%	USD	2,000	(5.000%)	12/20/19	(266)
The Sherwin-Williams Co.	JPMorgan Chase	0.178%	USD	3,000	(1.000%)	06/20/19	(107)
The Sherwin-Williams Co.	JPMorgan Chase	0.178%	USD	3,000	1.000%	06/20/19	107
The Walt Disney Co.	JPMorgan Chase	0.140%	USD	2,000	(1.000%)	12/20/19	(83)
The Walt Disney Co.	JPMorgan Chase	0.140%	USD	4,000	(1.000%)	12/20/19	(165)
Time Warner Cable, Inc.	JPMorgan Chase	0.370%	USD	1,000	(1.000%)	09/20/19	(29)
Time Warner Cable, Inc.	JPMorgan Chase	0.370%	USD	1,000	1.000%	09/20/19	29
Time Warner Cable, Inc.	JPMorgan Chase	0.398%	USD	1,000	(1.000%)	12/20/19	(29)
Time Warner Cable, Inc.	JPMorgan Chase	0.398%	USD	2,000	(1.000%)	12/20/19	(58)
Time Warner Cable, Inc.	JPMorgan Chase	0.398%	USD	1,000	(1.000%)	12/20/19	(29)
Total SA	JPMorgan Chase	0.475%	EUR	3,000	(1.000%)	12/20/19	(86)
Total SA	JPMorgan Chase	0.475%	EUR	1,000	(1.000%)	12/20/19	(29)
Tyson Foods, Inc.	JPMorgan Chase	0.591%	USD	1,000	(1.000%)	09/20/19	(19)
Tyson Foods, Inc.	JPMorgan Chase	0.632%	USD	1,500	(1.000%)	12/20/19	(26)
United Health Group, Inc.	JPMorgan Chase	0.236%	USD	3,000	(1.000%)	12/20/19	(110)
United Health Group, Inc.	JPMorgan Chase	0.236%	USD	1,000	(1.000%)	12/20/19	(37)
United Health Group, Inc.	JPMorgan Chase	0.236%	USD	1,000	(1.000%)	12/20/19	(37)
United Health Group, Inc.	JPMorgan Chase	0.236%	USD	1,000	(1.000%)	12/20/19	(37)
United Parcel Service, Inc.	JPMorgan Chase	0.169%	USD	1,000	(1.000%)	09/20/19	(38)
United Parcel Service, Inc.	JPMorgan Chase	0.181%	USD	1,000	(1.000%)	12/20/19	(39)
United Parcel Service, Inc.	JPMorgan Chase	0.181%	USD	2,000	(1.000%)	12/20/19	(79)
United Parcel Service, Inc.	JPMorgan Chase	0.181%	USD	1,000	(1.000%)	12/20/19	(39)
United Rentals, Inc.	JPMorgan Chase	2.481%	USD	1,000	(5.000%)	12/20/19	(115)
United Rentals, Inc.	JPMorgan Chase	2.481%	USD	1,000	5.000%	12/20/19	115
United Utilities PLC	JPMorgan Chase	0.785%	EUR	500	1.000%	06/20/19	5
United Utilities PLC	JPMorgan Chase	0.785%	EUR	2,000	(1.000%)	06/20/19	(21)
United Utilities PLC	JPMorgan Chase	0.785%	EUR	1,000	1.000%	06/20/19	11
United Utilities PLC	JPMorgan Chase	0.785%	EUR	1,000	1.000%	06/20/19	11
United Utilities PLC	JPMorgan Chase	0.892%	EUR	1,000	1.000%	12/20/19	6
UPM-Kymmene OYJ	JPMorgan Chase	0.902%	EUR	1,000	(5.000%)	09/20/19	(212)
UPM-Kymmene OYJ	JPMorgan Chase	0.953%	EUR	1,000	(5.000%)	12/20/19	(220)
UPM-Kymmene OYJ	JPMorgan Chase	0.953%	EUR	1,500	(5.000%)	12/20/19	(330)
US Steel Corp.	JPMorgan Chase	5.578%	USD	500	(5.000%)	03/20/20	13
Valeo	JPMorgan Chase	0.425%	EUR	1,000	(1.000%)	06/20/19	(28)
Valeo	JPMorgan Chase	0.472%	EUR	3,500	1.000%	12/20/19	102
Valero Energy Corp.	JPMorgan Chase	0.472%	EUR	1,000	(1.000%)	12/20/19	(29)
Valero Energy Corp.	JPMorgan Chase	0.472%	EUR	500	(1.000%)	12/20/19	(15)
Valero Energy Corp.	JPMorgan Chase	0.472%	EUR	2,000	(1.000%)	12/20/19	(58)
Valero Energy Corp.	JPMorgan Chase	0.986%	USD	1,000	(1.000%)	06/20/19	(1)
Valero Energy Corp.	JPMorgan Chase	0.986%	USD	1,000	(1.000%)	06/20/19	(1)
Valero Energy Corp.	JPMorgan Chase	1.152%	USD	1,500	(1.000%)	12/20/19	11
Valero Energy Corp.	JPMorgan Chase	1.152%	USD	3,000	(1.000%)	12/20/19	22
Verizon Communications, Inc.	JPMorgan Chase	0.559%	USD	1,000	(1.000%)	09/20/19	(20)
Verizon Communications, Inc.	JPMorgan Chase	0.559%	USD	1,000	1.000%	09/20/19	20
Verizon Communications, Inc.	JPMorgan Chase	0.597%	USD	3,000	1.000%	12/20/19	57

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 307

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Credit Default Swap Contracts

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Verizon Communications, Inc.	JPMorgan Chase	0.597%	USD	2,000	(1.000%)	12/20/19	(38)
Viacom	JPMorgan Chase	0.535%	USD	4,000	(1.000%)	12/20/19	(89)
Viacom	JPMorgan Chase	0.535%	USD	1,000	(1.000%)	12/20/19	(22)
Vodafone Group PLC	JPMorgan Chase	0.554%	EUR	1,000	1.000%	06/20/19	22
Vodafone Group PLC	JPMorgan Chase	0.554%	EUR	1,000	(1.000%)	06/20/19	(22)
Vodafone Group PLC	JPMorgan Chase	0.626%	EUR	2,000	(1.000%)	12/20/19	(41)
Vodafone Group PLC	JPMorgan Chase	0.626%	EUR	2,000	(1.000%)	12/20/19	(41)
Volkswagen AG	JPMorgan Chase	0.544%	EUR	1,000	1.000%	03/20/20	26
Vulcan Materials Co.	JPMorgan Chase	1.332%	USD	1,000	5.000%	12/20/19	172
Vulcan Materials Co.	JPMorgan Chase	1.332%	USD	1,000	5.000%	12/20/19	172
Vulcan Materials Co.	JPMorgan Chase	1.332%	USD	1,000	5.000%	12/20/19	172
Vulcan Materials Co.	JPMorgan Chase	1.525%	USD	2,000	(5.000%)	12/20/19	(321)
Wal-Mart Stores, Inc.	JPMorgan Chase	0.120%	USD	4,000	(1.000%)	12/20/19	(169)
Wal-Mart Stores, Inc.	JPMorgan Chase	0.120%	USD	3,000	1.000%	12/20/19	127
Waste Management, Inc.	JPMorgan Chase	0.529%	USD	1,000	1.000%	12/20/19	22
Weatherford International Ltd.	JPMorgan Chase	4.773%	USD	2,000	(1.000%)	12/20/19	312
Weatherford International Ltd.	JPMorgan Chase	4.773%	USD	2,000	1.000%	12/20/19	(312)
Weyerhaeuser Co.	JPMorgan Chase	0.339%	USD	1,000	1.000%	09/20/19	30
Whirlpool Corp.	JPMorgan Chase	0.426%	USD	500	1.000%	06/20/19	12
Whirlpool Corp.	JPMorgan Chase	0.426%	USD	1,500	(1.000%)	06/20/19	(37)
Whirlpool Corp.	JPMorgan Chase	0.426%	USD	1,000	(1.000%)	06/20/19	(25)
Whirlpool Corp.	JPMorgan Chase	0.426%	USD	2,000	1.000%	06/20/19	50
Whirlpool Corp.	JPMorgan Chase	0.502%	USD	1,500	(1.000%)	12/20/19	(36)
Whirlpool Corp.	JPMorgan Chase	0.502%	USD	3,000	(1.000%)	12/20/19	(71)
Williams Co., Inc.	JPMorgan Chase	2.297%	USD	1,000	1.000%	06/20/19	(54)
Wolters Kluwer NV	JPMorgan Chase	0.000%	EUR	1,000	(1.000%)	03/20/20	(36)
Wolters Kluwer NV	JPMorgan Chase	0.400%	EUR	2,000	1.000%	03/20/20	70
WPP GRP PLC	JPMorgan Chase	0.000%	EUR	2,000	1.000%	12/20/19	69
WPP GRP PLC	JPMorgan Chase	0.382%	EUR	3,000	(1.000%)	12/20/19	(102)
WPP GRP PLC	JPMorgan Chase	0.404%	EUR	1,000	(1.000%)	03/20/20	(35)
YUM! Brands, Inc.	JPMorgan Chase	0.561%	USD	1,000	(1.000%)	06/20/19	(19)
YUM! Brands, Inc.	JPMorgan Chase	0.561%	USD	1,000	1.000%	06/20/19	19
YUM! Brands, Inc.	JPMorgan Chase	0.610%	USD	500	1.000%	09/20/19	9
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($7,383)							(8,849)
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	JPMorgan Chase		USD	5,000	(5.000%)	12/20/19	(280)
CDX NA High Yield Index	JPMorgan Chase		USD	12,000	(5.000%)	12/20/19	(673)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($1,089)							(953)
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($8,472) (å)							(9,802)

See accompanying notes which are an integral part of this quarterly report.

308 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2015 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$—	$1,158		$—		$1,158
Corporate Bonds and Notes	—	52,501		—		52,501
International Debt	—	26,427		—		26,427
Loan Agreements	—	33,054		—		33,054
Mortgage-Backed Securities	—	7,528		713		8,241
Municipal Bonds	—	4,038		—		4,038
Non-US Bonds	—	27,361		—		27,361
United States Government Treasuries	—	36,911		—		36,911
Common Stocks
Consumer Discretionary	45,030	7,782		—		52,812
Consumer Staples	10,387	1,221		—		11,608
Energy	13,499	—		—		13,499
Financial Services	29,331	17,638		—		46,969
Health Care	25,823	807		—		26,630
Materials and Processing	14,136	7,723		—		21,859
Producer Durables	10,371	5,195		—		15,566
Technology	24,006	4,736		205		28,947
Utilities	8,222	663		—		8,885
Investments in Other Funds	7,579	—		—		7,579
Preferred Stocks	2,502	—		—		2,502
Options Purchased	2,283	24,312		—		26,595
Warrants & Rights	150	—		—		150
Short-Term Investments	—	442,772		—		442,772
Repurchase Agreements	—	27,500		—		27,500
Total Investments	193,319	729,327		918		923,564
Securities Sold Short**
Long-Term Investments	—	(2,897)		—		(2,897)
Common Stock	(25,731)	(6,253)		—		(31,984)
Investments in Other Funds	(20,941)	—		—		(20,941)

Other Financial Instruments
Futures Contracts	5,398	—		—		5,398
Options Written	(649)	(35,891)		—		(36,540)
Foreign Currency Exchange Contracts	(2)	(18,035)		—		(18,037)
Interest Rate Swap Contracts	—	2,106		—		2,106
Credit Default Swap Contracts	—	(9,802)		—		(9,802)
Total Other Financial Instruments*	$4,747	$(61,622)		$—		$(56,875)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
** Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 309

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
Amount ($) or		Value			Amount ($) or	Value
	Shares	$			Shares	$
Common Stocks - 88.9%				Nike, Inc. Class B	4,257	393
Consumer Discretionary - 12.6%				Nu Skin Enterprises, Inc. Class A	284	12
21st Century Fox, Inc.(Æ)	10,120		336	Pandora Media, Inc.(Æ)	1,810	30
Abercrombie & Fitch Co. Class A	705		18	PulteGroup, Inc.	2,943	61
Advance Auto Parts, Inc.	242		38	PVH Corp.	797	88
Amazon.com, Inc.(Æ)(ì)	2,052		728	Regal Entertainment Group Class A	1,672	35
AMC Networks, Inc. Class A(Æ)	208		14	Remy International, Inc.	256	5
Ascena Retail Group, Inc.(Æ)	3,338		39	Sally Beauty Holdings, Inc.(Æ)	375	12
AutoNation, Inc.(Æ)	793		47	Scripps Networks Interactive, Inc. Class A	597	42
Best Buy Co., Inc.	2,196		77	SeaWorld Entertainment, Inc.	715	13
Cablevision Systems Corp. Class A	2,094		40	Starbucks Corp.	3,726	326
CarMax, Inc.(Æ)	2,143		133	Taylor Morrison Home Corp. Class A(Æ)	957	17
Charter Communications, Inc. Class A(Æ)	238		36	Tempur Sealy International, Inc.(Æ)	219	12
Chico's FAS, Inc.	1,305		22	Tesla Motors, Inc.(Æ)	344	70
Choice Hotels International, Inc.	141		8	Tiffany & Co.	1,156	100
Cinemark Holdings, Inc.	781		29	Time Warner, Inc.	4,934	385
Clear Channel Outdoor Holdings, Inc. Class				TJX Cos., Inc.	4,732	312
A	2,880		26	TripAdvisor, Inc.(Æ)	769	52
Comcast Corp. Class A(Æ)(ì)	14,746		784	Urban Outfitters, Inc.(Æ)	1,573	55
Costco Wholesale Corp.	2,784		398	Visteon Corp.(Æ)	226	22
Deckers Outdoor Corp.(Æ)	368		24	Wal-Mart Stores, Inc.(ì)	8,670	737
DIRECTV(Æ)	3,658		312	Walt Disney Co. (The)(ì)	9,323	848
Dollar General Corp.(Æ)	2,083		140	Whirlpool Corp.	556	111
DR Horton, Inc.	2,712		67	Wyndham Worldwide Corp.	1,531	128
DreamWorks Animation SKG, Inc. Class						10,751
A(Æ)	725		14
DSW, Inc. Class A	958		34	Consumer Staples - 7.4%
Dunkin' Brands Group, Inc.	958		45	Altria Group, Inc.(ì)	14,066	747
eBay, Inc.(Æ)	5,552		294	Bunge, Ltd.	647	58
Expedia, Inc.	692		59	Campbell Soup Co.	2,795	128
Ford Motor Co.	21,357		314	Coca-Cola Co. (The)(ì)	10,630	438
Fortune Brands Home & Security, Inc.	621		28	Colgate-Palmolive Co.	5,464	369
Fossil Group, Inc.(Æ)	397		39	Constellation Brands, Inc. Class A(Æ)	597	66
GameStop Corp. Class A	1,714		60	CVS Health Corp.	6,712	659
Gannett Co., Inc.	1,865		58	GNC Holdings, Inc. Class A	545	24
Gentex Corp.	3,254		54	Herbalife, Ltd.	359	11
Goodyear Tire & Rubber Co. (The)	2,724		66	Hormel Foods Corp.	2,326	119
Graham Holdings Co. Class B	55		51	Keurig Green Mountain, Inc.	526	65
H&R Block, Inc.	2,631		90	Kimberly-Clark Corp.	2,584	279
Harman International Industries, Inc.	482		62	Kraft Foods Group, Inc.(Æ)	3,305	216
Hasbro, Inc.	1,340		74	Molson Coors Brewing Co. Class B	1,487	113
Home Depot, Inc.(ì)	8,950		935	Mondelez International, Inc. Class A	9,898	349
Hyatt Hotels Corp. Class A(Æ)	488		27	PepsiCo, Inc.(ì)	9,278	870
International Game Technology	2,651		45	Philip Morris International, Inc.(ì)	4,891	392
Interpublic Group of Cos., Inc. (The)	1,780		35	Procter & Gamble Co. (The)(ì)	13,742	1,158
JC Penney Co., Inc.(Æ)	10,549		77	Safeway, Inc.(Æ)	4,648	2
Lamar Advertising Co. Class A(ö)	451		25	Tyson Foods, Inc. Class A	2,568	100
Lear Corp.	1,030		103	Walgreens Co.	1,585	117
Leggett & Platt, Inc.	680		29			6,280
Lennar Corp. Class A	954		43
Liberty Media Corp. - Interactive(Æ)	1,594		44	Energy - 7.2%
Liberty Ventures Class A(Æ)	226		8	Anadarko Petroleum Corp.	3,508	287
Madison Square Garden Co. (The) Class A(Æ)	323		24	Apache Corp.	2,959	185
McDonald's Corp.	5,682		525	California Resources Corp.(Æ)	1,795	9
Michael Kors Holdings, Ltd.(Æ)	852		60	Cheniere Energy, Inc.(Æ)	1,236	88
Netflix, Inc.(Æ)	367		162	Chevron Corp.(ì)	9,365	960
Newell Rubbermaid, Inc.	1,515		56	Cobalt International Energy, Inc.(Æ)	440	4
News Corp. Class A(Æ)	1,262		19	ConocoPhillips	8,741	551
Nielsen NV	237		10	CONSOL Energy, Inc.	4,549	132

See accompanying notes which are an integral part of this quarterly report.
310 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Denbury Resources, Inc.	5,120	35	Kilroy Realty Corp.(ö)	1,430	106
EQT Corp.	2,257	168	Legg Mason, Inc.	2,165	120
Exxon Mobil Corp.(ì)	21,225	1,854	Leucadia National Corp.	2,584	59
First Solar, Inc.(Æ)	501	21	Lincoln National Corp.	2,048	102
Halliburton Co.	7,112	284	Macerich Co. (The)(ö)	665	57
Helmerich & Payne, Inc.	1,227	73	MasterCard, Inc. Class A	6,458	530
HollyFrontier Corp.	948	34	MBIA, Inc.(Æ)	504	4
Kosmos Energy, Ltd.(Æ)	1,026	9	MetLife, Inc.	6,203	288
Nabors Industries, Ltd.	4,749	55	NASDAQ OMX Group, Inc. (The)	2,333	106
Noble Corp. PLC	1,228	20	Old Republic International Corp.	1,160	16
Occidental Petroleum Corp.	4,488	359	People's United Financial, Inc.	6,651	94
Paragon Offshore PLC	409	1	Public Storage(ö)	857	172
Peabody Energy Corp.	473	3	Raymond James Financial, Inc.	1,908	100
QEP Resources, Inc.	1,612	33	Realty Income Corp.(ö)	772	42
Rowan Cos. PLC Class A	1,570	33	RenaissanceRe Holdings, Ltd.	1,137	109
Schlumberger, Ltd.(ì)	8,132	670	SEI Investments Co.	2,715	109
SM Energy Co.	785	30	Simon Property Group, Inc.(ö)	2,224	442
Superior Energy Services, Inc.	1,913	38	SL Green Realty Corp.(ö)	803	101
Tesoro Corp.	1,113	91	StanCorp Financial Group, Inc.	824	51
Ultra Petroleum Corp.(Æ)	832	11	Synovus Financial Corp.	1,170	30
Whiting Petroleum Corp.(Æ)	1,117	34	TD Ameritrade Holding Corp.	4,432	144
WPX Energy, Inc.(Æ)	2,077	22	Torchmark Corp.	2,565	128
		6,094	Total System Services, Inc.	2,598	92
			Unum Group	5,074	158
Financial Services - 16.1%			US Bancorp	9,816	411
Affiliated Managers Group, Inc.(Æ)	867	178	Visa, Inc. Class A(ì)	3,025	771
Alliance Data Systems Corp.(Æ)	375	108	Waddell & Reed Financial, Inc. Class A	2,936	131
American Express Co.(ì)	6,880	555	Weingarten Realty Investors(ö)	1,406	53
American International Group, Inc.	8,619	421	Wells Fargo & Co.(ì)	25,452	1,321
American Tower Corp. Class A(ö)	1,011	98	Weyerhaeuser Co.(ö)	3,853	138
Apartment Investment & Management Co.			WP Glimcher, Inc.(ö)	1,284	23
Class A(ö)	2,311	92	WR Berkley Corp.	1,829	90
Assurant, Inc.	1,255	80	XL Group PLC Class A	3,586	124
Bank of America Corp.(ì)	47,474	719	Zions Bancorporation	4,152	100
BankUnited, Inc.	3,208	89			13,700
Berkshire Hathaway, Inc. Class B(Æ)(ì)	9,794	1,409
CBRE Group, Inc. Class A(Æ)	2,909	94	Health Care - 13.0%
Chimera Investment Corp.(ö)	2,226	7	Abbott Laboratories(ì)	7,702	345
Cincinnati Financial Corp.	3,366	170	AbbVie, Inc.(ì)	7,637	461
Citigroup, Inc.(ì)	12,560	590	Actavis PLC(Æ)	174	46
Comerica, Inc.	912	38	Aetna, Inc.	1,106	102
Crown Castle International Corp.(ö)	1,126	97	Allergan, Inc.	636	140
DDR Corp.(ö)	3,346	66	Allscripts Healthcare Solutions, Inc.(Æ)	993	12
Duke Realty Corp.(ö)	4,212	92	Amgen, Inc.(ì)	4,291	653
E*Trade Financial Corp.(Æ)	4,055	93	Baxter International, Inc.	3,771	265
Eaton Vance Corp.	3,867	156	Biogen Idec, Inc.(Æ)	1,635	636
Equifax, Inc.	652	55	Bristol-Myers Squibb Co.	8,156	492
Federal Realty Investment Trust(ö)	676	97	Bruker Corp.(Æ)	746	14
Federated Investors, Inc. Class B	2,001	63	CareFusion Corp.(Æ)	2,178	129
Fidelity National Information Services, Inc.	1,695	106	Catamaran Corp.(Æ)	762	38
First Horizon National Corp.	3,802	49	Celgene Corp.(Æ)	568	68
FNF Group	4,299	151	Dentsply International, Inc.	1,764	88
FNFV Group(Æ)	1,432	18	Eli Lilly & Co.	5,710	411
Genworth Financial, Inc. Class A(Æ)	4,514	32	Express Scripts Holding Co.(Æ)	4,536	366
Goldman Sachs Group, Inc. (The)	2,470	426	Gilead Sciences, Inc.(Æ)(ì)	7,706	808
Hudson City Bancorp, Inc.	5,916	53	Halyard Health, Inc.(Æ)	323	14
Huntington Bancshares, Inc.	11,657	117	HCA Holdings, Inc.(Æ)	842	60
Intercontinental Exchange, Inc.	514	106	Health Net, Inc.(Æ)	409	22
JPMorgan Chase & Co.(ì)	17,526	953	Henry Schein, Inc.(Æ)	1,290	178

			See accompanying notes which are an integral part of this quarterly report.
			Russell Strategic Call Overwriting Fund 311

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Hill-Rom Holdings, Inc.	428	20	Boeing Co. (The)	4,507	655
Hospira, Inc.(Æ)	668	42	Booz Allen Hamilton Holding Corp. Class A	1,211	35
IDEXX Laboratories, Inc.(Æ)	612	97	Caterpillar, Inc.	4,132	331
Incyte Corp.(Æ)	500	40	Chicago Bridge & Iron Co.	461	16
Johnson & Johnson(ì)	14,881	1,490	Cintas Corp.	713	56
Medivation, Inc.(Æ)	424	46	Copa Holdings Class A	212	23
Medtronic PLC	7,884	563	Delta Air Lines, Inc.	3,227	153
Merck & Co., Inc.(ì)	15,711	947	Emerson Electric Co.	5,760	328
Myriad Genetics, Inc.(Æ)	401	15	Flir Systems, Inc.	1,971	60
Patterson Cos., Inc.	1,312	66	Flowserve Corp.	2,221	121
PerkinElmer, Inc.	2,078	95	GATX Corp.	511	29
Pfizer, Inc.(ì)	36,879	1,153	General Electric Co.(ì)	52,542	1,255
Regeneron Pharmaceuticals, Inc.(Æ)	412	172	Honeywell International, Inc.	5,132	502
ResMed, Inc.	905	57	IDEX Corp.	1,808	131
Sirona Dental Systems, Inc.(Æ)	468	42	IHS, Inc. Class A(Æ)	339	39
Tenet Healthcare Corp.(Æ)	1,398	59	Jacobs Engineering Group, Inc.(Æ)	2,018	77
United Therapeutics Corp.(Æ)	369	52	Joy Global, Inc.	1,124	47
UnitedHealth Group, Inc.(ì)	6,346	674	Kennametal, Inc.	1,039	33
Varian Medical Systems, Inc.(Æ)	1,286	119	L-3 Communications Holdings, Inc.	1,344	166
		11,097	Mettler-Toledo International, Inc.(Æ)	372	113
			Navistar International Corp.(Æ)	312	9
Materials and Processing - 3.2%			Oshkosh Corp.	638	27
Airgas, Inc.	844	95	Pall Corp.	1,100	106
Albemarle Corp.	1,165	56	Pitney Bowes, Inc.	2,023	49
Allegheny Technologies, Inc.	1,360	39	Quanta Services, Inc.(Æ)	1,940	51
Ball Corp.	1,447	92	Robert Half International, Inc.	1,651	96
Bemis Co., Inc.	1,486	66	Rockwell Collins, Inc.	1,531	131
Cabot Corp.	555	23	RR Donnelley & Sons Co.	1,424	24
Domtar Corp.	658	25	Ryder System, Inc.	494	41
Dow Chemical Co. (The)	6,661	301	Snap-on, Inc.	769	102
EI du Pont de Nemours & Co.	5,336	380	Southwest Airlines Co.	2,791	126
FMC Corp.	1,114	64	Teekay Corp.	526	22
Huntsman Corp.	1,323	29	Textron, Inc.	2,068	88
International Flavors & Fragrances, Inc.	520	55	TransDigm Group, Inc.	332	68
Lennox International, Inc.	551	54	Trimble Navigation, Ltd.(Æ)	1,732	41
Masco Corp.	3,011	75	Union Pacific Corp.(ì)	6,272	735
MeadWestvaco Corp.	1,933	97	United Parcel Service, Inc. Class B	5,059	500
Monsanto Co.	3,444	406	United Technologies Corp.	5,341	613
Newmont Mining Corp.	2,293	58	Waters Corp.(Æ)	1,344	160
Owens-Illinois, Inc.(Æ)	1,379	32	WESCO International, Inc.(Æ)	875	58
Packaging Corp. of America	995	75	Xylem, Inc.	2,411	82
Praxair, Inc.	1,988	240			8,470
Reliance Steel & Aluminum Co.	589	31
Royal Gold, Inc.	2,332	169	Technology - 15.1%
Sealed Air Corp.	2,145	87	3D Systems Corp.(Æ)	304	9
Steel Dynamics, Inc.	1,639	28	Akamai Technologies, Inc.(Æ)	1,200	70
Tahoe Resources, Inc.	1,578	21	Ansys, Inc.(Æ)	309	25
United States Steel Corp.	2,527	62	AOL, Inc.(Æ)	413	18
Vulcan Materials Co.	817	58	Apple, Inc.(ì)	29,269	3,429
		2,718	Avago Technologies, Ltd. Class A	839	86
			Avnet, Inc.	1,478	62
Producer Durables - 10.0%			Cadence Design Systems, Inc.(Æ)	4,432	80
3M Co.(ì)	4,400	714	Cisco Systems, Inc.(ì)	26,614	702
Accenture PLC Class A	3,500	294	Computer Sciences Corp.	949	58
AECOM(Æ)	197	5	Cree, Inc.(Æ)	943	33
AGCO Corp.	898	39	Electronic Arts, Inc.(Æ)	3,031	166
Allison Transmission Holdings, Inc. Class A	500	16	Facebook, Inc. Class A(Æ)	8,223	624
Ametek, Inc.	860	41	Fortinet, Inc.(Æ)	757	23
Avery Dennison Corp.	1,187	62	Freescale Semiconductor, Ltd.(Æ)	543	17

See accompanying notes which are an integral part of this quarterly report.
312 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
	Principal			Fair			Principal			Fair
	Amount ($) or			Value			Amount ($) or			Value
	Shares			$			Shares			$
Google, Inc. Class A(Æ)(ì)		1,303		700		Apr 2015 25.00 Call (100)	USD	10	(ÿ)	19
Google, Inc. Class C(Æ)(ì)		1,302		696		Apr 2015 30.00 Call (150)	USD	15	(ÿ)	19
Harris Corp.		882		59		May 2015 30.00 Call (200)	USD	20	(ÿ)	28
						Feb 2015 15.00 Put (850)	USD	85	(ÿ)	9
Hewlett-Packard Co.		9,771		353		Feb 2015 21.00 Put (500)	USD	50	(ÿ)	121
IAC/InterActiveCorp		410		25		Feb 2015 25.00 Put (450)	USD	45	(ÿ)	243
Informatica Corp.(Æ)		1,102		46		Mar 2015 20.00 Put (200)	USD	20	(ÿ)	52
Intel Corp.(ì)		12,135		401		Mar 2015 21.00 Put (300)	USD	30	(ÿ)	99
International Business Machines Corp.(ì)		3,241		497		Mar 2015 25.00 Put (450)	USD	45	(ÿ)	288
						Apr 2015 20.00 Put (300)	USD	30	(ÿ)	85
JDS Uniphase Corp.(Æ)		3,969		48		Total Options Purchased
Lam Research Corp.		1,621		124
Leidos Holdings, Inc.		900		37		(cost $1,415)				1,111
Linear Technology Corp.		4,274		192
LinkedIn Corp. Class A(Æ)		183		41	Short -Term Investments - 12.7%
						Russell U.S. Cash Management Fund	10,780,564(∞)			10,781
Marvell Technology Group, Ltd.		1,954		30		Total Short-Term Investments
Maxim Integrated Products, Inc.		1,820		60
Microchip Technology, Inc.		2,564		116		(cost $10,781)				10,781
Micron Technology, Inc.(Æ)		7,807		229
Microsoft Corp.(ì)		39,090		1,579		Total Investments 102.9%
NetSuite, Inc.(Æ)		320		32		(identified cost $66,142)				87,509
Oracle Corp.(ì)		20,062		840
QUALCOMM, Inc.(ì)		9,016		563		Other Assets and Liabilities, Net
SBA Communications Corp. Class A(Æ)		1,097		128	-	(2.9%)				(2,467)
Seagate Technology PLC		121		7		Net Assets - 100.0%				85,042
Skyworks Solutions, Inc.		674		56
Splunk, Inc.(Æ)		453		23
Teradyne, Inc.		2,531		46
Texas Instruments, Inc.		6,986		373
VeriSign, Inc.(Æ)		1,322		72
Vishay Intertechnology, Inc.		1,240		17
VMware, Inc. Class A(Æ)		362		28
Zynga, Inc. Class A(Æ)		1,760		5
				12,825

Utilities - 4.3%
AGL Resources, Inc.		769		43
Ameren Corp.		3,981		180
American Electric Power Co., Inc.		4,308		271
AT&T, Inc.(ì)		18,800		619
Calpine Corp.(Æ)		2,233		47
CMS Energy Corp.		7,106		268
Duke Energy Corp.		5,607		489
Frontier Communications Corp.		4,965		33
NiSource, Inc.		4,424		191
NRG Energy, Inc.		3,627		89
Pepco Holdings, Inc.		4,275		117
Pinnacle West Capital Corp.		2,955		207
Questar Corp.		1,644		43
SCANA Corp.		2,626		168
Verizon Communications, Inc.(ì)		18,621		851
Westar Energy, Inc. Class A		1,532		66
				3,682

Total Common Stocks
(cost $53,946)				75,617

Options Purchased - 1.3%
(Number of Contracts)
SPX Volatility Index
Feb 2015 25.00 Call (850)	USD	85	(ÿ)	119
Mar 2015 30.00 Call (300)	USD	30	(ÿ)	29
						See accompanying notes which are an integral part of this quarterly report.
						Russell Strategic Call Overwriting Fund 313

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	99	USD	9,843	03/15	(281)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(281)

Options Written
Amounts in thousands (except contract amounts)

		Number of	Strike	Notional			Expiration		Fair Value
	Call/Put	Contracts	Price	Amount			Date		$
S&P 500 Index	Call	100	1,980.00	USD	10		02/06/15		(308)
S&P 500 Index	Call	75	2,100.00	USD	8		02/20/15		(8)
S&P 500 Index	Call	50	2,110.00	USD	5		02/20/15		(4)
S&P 500 Index	Call	25	2,125.00	USD	3		02/20/15		(1)
S&P 500 Index	Call	75	2,100.00	USD	8		02/27/15		(18)
S&P 500 Index	Call	50	2,110.00	USD	5		02/27/15		(8)
S&P 500 Index	Call	25	2,125.00	USD	3		02/27/15		(2)
SPX Volatility Index	Call	850	17.00	USD	85		02/18/15		(382)
SPX Volatility Index	Call	300	40.00	USD	30		03/18/15		(10)
SPX Volatility Index	Call	250	40.00	USD	25		04/15/15		(14)
SPX Volatility Index	Call	200	40.00	USD	20		05/20/15		(13)
SPX Volatility Index	Put	850	17.00	USD	85		02/18/15		(43)
Total Liability for Options Written (premiums received $901)									(811)

Transactions in options written contracts for the period ended January 31, 2015 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2014				3,165	$2,226
Opened				26,226	10,198
Closed				(26,541)	(11,523)
Expired				—	—
Outstanding January 31, 2015				2,850	$901

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3			Total
Common Stocks
Consumer Discretionary		$10,751		$—		$—			$10,751
Consumer Staples		6,278		—		2			6,280
Energy		6,094		—		—			6,094
Financial Services		13,700		—		—			13,700
Health Care		11,097		—		—			11,097
Materials and Processing		2,718		—		—			2,718
Producer Durables		8,470		—		—			8,470
Technology		12,825		—		—			12,825
Utilities		3,682		—		—			3,682
Options Purchased		1,111		—		—			1,111
Short-Term Investments		—	10,781			—			10,781
Total Investments		76,726	10,781			2			87,509

See accompanying notes which are an integral part of this quarterly report.
314 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2			Level 3		Total

Other Financial Instruments
Futures Contracts	(281)		—			—		(281)
Options Written	(811)		—			—		(811)
Total Other Financial Instruments*	$(1,092)		$—			$—		$(1,092)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2015, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for period ended January 31, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 315

Russell Investment Company Russell Funds

Notes to Schedules of Investments — January 31, 2015 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(Ø)	In default.
(ç)	At amortized cost, which approximates market value.

(~ ) Rate noted is yield-to-maturity from date of acquisition.

(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(ÿ)	Notional Amount.
(8)	Unrounded units.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ì)	All or a portion of the shares of this security are held as collateral in connection with options written contracts.
(v)	Loan agreement still pending. Rate not available at period end.
(##)	Cargill Pro-Alpha Index – The return of the swap is derived from the return on a basket of commodities futures contracts that was developed by Cargill, using its insights into the commodities markets. The underlying investment strategy is based on a long-biased managed futures strategy using contract selection, commodity over and underweights and out-of-benchmark positions to strive to add value versus the Dow Jones UBS Commodity Index Total Return
(###)	BNP Custom BIN1 Strategy Index – The return of the swap is based upon the performance of a basket of individual Dow Jones UBS Commodity sub indexes. The underlying investment strategy follows a rules-based quantitative approach that selects and assigns weights to individual commodities using a methodology that is designed to evaluate commodities’ forward-looking return prospects.
The commodities that are included in the investable universe consist of the 22 contracts included in the Dow Jones UBS Commodity Total Return Index. The portfolio construction process assigns position weights that are based on commodities’ relative attractiveness as well as pre-determined commodity and sector minimum/weighting bands.
(####)	Russell CoreCommodity Diversified I Index – The return of the swap is derived from the return on a basket of commodities futures contracts that is expected to remain fully exposed to the 22 commodities held in the Dow Jones UBS Commodity Index Total Return, the Fund’ benchmark. The underlying investment strategy is to invest in futures contracts with longer dated maturities relative to those included in the benchmark. It seeks to initiate long utilized commodity exposure at preferred points of the individual commodity forward curve. Additionally, the strategy utilized quantitative models to selectively over and underweight specific commodities and commodities sector in order to add excess return relative to the benchmark.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate

316 Notes to Schedules of Investments

Russell Investment Company Russell Funds

Notes to Schedules of Investments, continued — January 31, 2015 (Unaudited)

NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	ITL - Italian lira	SKK - Slovakian koruna
COP - Colombian peso	JPY - Japanese yen	THB - Thai baht
CRC - Costa Rican colon	KES - Kenyan schilling	TRY - Turkish lira
CZK - Czech koruna	KRW - South Korean won	TWD - Taiwanese dollar
DKK - Danish krone	MXN - Mexican peso	USD - United States dollar
DOP - Dominican peso	MYR - Malaysian ringgit	UYU – Uruguayan peso
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NGN – Nigerian naira	VND - Vietnamese dong
GBP - British pound sterling	NZD - New Zealand dollar	ZAR - South African rand
GHS - Ghana cedi	PEN - Peruvian nuevo sol

Notes to Schedules of Investments 317

Russell Investment Company Russell Funds

Notes to Quarterly Report — January 31, 2015 (Unaudited)

1. Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 39 different investment portfolios referred to as funds. These financial statements report on 24 of these funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• •

Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows: Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

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Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of significant events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster or emergency situation; or an armed conflict.

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The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Select U.S. Equity, Russell U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity, Select International Equity, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Short Duration Bond, Russell Tax Exempt Bond, Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities, and Russell Strategic Call Overwriting Funds had no transfers between Levels 1, 2 and 3 for the period ended January 31, 2015.

The Russell Global Opportunistic Credit, Russell Investment Grade Bond, and Russell Multi-Strategy Alternative Funds had transfers out of Level 2 into Level 3 representing financial instruments for which pricing had been determined using observable inputs that became unobservable. The amounts transferred were as follows:

Russell Global Opportunistic Credit Fund	$2,580,000
Russell Investment Grade Bond Fund	225,090
Russell Multi-Strategy Alternative Fund	712,785

The Russell Emerging Markets Fund had transfers out of Level 1 into Level 3 representing financial instruments for which pricing had been determined using observable inputs that became unobservable. The amounts transferred were as follows:

Russell Emerging Markets Fund	$320,034

The Russell Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which pricing had been determined using unobservable inputs that became observable. The amounts transferred were as follows:

Russell Strategic Bond Fund	$2,132,281

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows: Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing

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exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

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Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended January 31, 2015, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Select International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Emerging Markets Fund	Exposing cash to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2015.

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the
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option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.
As of January 31, 2015, the Russell Strategic Call Overwriting Fund pledged securities valued at $34,711,082 as collateral in connection with options.
For the period ended January 31, 2015, the Funds purchased/sold options primarily for the strategies listed below:
Funds	Strategies
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2015.

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended January 31, 2015, the following Funds entered into futures contracts primarily for the strategies listed below:

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Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic Equity Fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Select U.S. Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets
Russell International Developed Markets Fund	Return enhancement, hedging, and exposing cash to markets
Russell Global Equity Fund	Return enhancement, hedging, and exposing cash to markets
Select International Equity Fund	Return enhancement, hedging, and exposing cash to markets
Russell Emerging Markets Fund	Exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Hedging and exposing cash to markets

The Funds’ period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2015.
As of January 31, 2015, the Funds had cash collateral balances in connection with future contracts purchased/sold as follows:
Cash Collateral for Futures		Due to Broker
Russell U.S. Core Equity Fund	$3,612,271	$—
Russell U.S. Defensive Equity Fund	$683,042	$—
Russell U.S. Dynamic Equity Fund	$1,705,417	$—
Russell U.S. Strategic Equity Fund	$1,191,000	$—
Select U.S. Equity Fund	$400,000	$—
Russell U.S. Large Cap Equity Fund	$1,519,000	$—
Russell U.S. Mid Cap Equity Fund	$742,000	$—
Russell U.S. Small Cap Equity Fund	$20,062	$—
Russell International Developed Markets Fund	$35,283,772	$—
Russell Global Equity Fund	$22,700,000	$—
Select International Equity Fund	$600,000	$—
Russell Emerging Markets Fund	$3,445,000	$—
Russell Tax-Managed U.S. Large Cap Fund	$401,898	$—
Russell Tax-Managed U.S. Mid & Small Cap Fund $	1,645,007	$—
Russell Global Opportunistic Credit Fund	$1,160,000	$—
Russell Strategic Bond Fund	$2,350,000	$4,489
Russell Investment Grade Bond Fund	$2,526,300	$—
Russell Short Duration Bond Fund	$349,000	$—
Russell Global Infrastructure Fund	$3,741,000	$—
Russell Global Real Estate Securities Fund	$1,900,000	$—
Russell Multi-Strategy Alternative Fund	$67,261,000	$—
Russell Strategic Call Overwriting Fund	$11,350,000	$—

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out,
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with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), index (total return) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of January 31, 2015, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Russell Global Opportunistic Credit Fund	$8,523,626	$—
Russell Strategic Bond Fund	$6,962,400	$13,890,000
Russell Investment Grade Bond Fund	$120,438	$396,000
Russell Short Duration Bond Fund	$467,919	$887,191
Russell Commodity Strategies Fund	$86,995,526	$2,700,000
Russell Global Real Estate Securities Fund	$1,500,000	$—
Russell Multi-Strategy Alternative Fund	$—	$1,260,000

Credit Default Swaps

The fixed income funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, sovereign issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no

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credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund and the Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds and the Russell Multi-Strategy Alternative Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2015, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

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If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.
For the period ended January 31, 2015, the Funds entered into credit default swaps primarily for the strategies listed below:
Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2015.

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make.
If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the
Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps. Certain standardized swaps, including interest rate swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives are generally lower than for uncleared derivatives. However, clearing may subject the Fund to increased costs or margin requirements.
For the period ended January 31, 2015, the Funds entered into interest rate swaps primarily for the strategies listed below:
Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period end interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2015.

Index Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended January 31, 2015, the Funds entered into index swaps primarily for the strategies listed below:

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Funds	Strategies
Russell Emerging Markets Fund	Exposing cash to markets
Russell Strategic Bond Fund	Exposing cash to markets
Russell Investment Grade Bond Fund	Exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period index swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2015.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended January 31, 2015, Funds entered into currency swaps primarily for the strategies listed below:

Funds	Strategies
Russell Commodities Fund	Hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period currency swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2015.

Commodity-Linked Instruments

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select

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counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Multi-Strategy Alternative Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of January 31, 2015, the Russell Multi-Strategy Alternative Fund had $41,977 in unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit-Linked Notes

The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of

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Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of January 31, 2015, the Russell U.S. Dynamic Equity Fund held $105,889,536, the Russell U.S. Strategic Equity Fund held $98,575,814 and the Russell Multi-Strategy Alternative Fund held $48,971,189 as collateral for short sales.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The fixed income funds and the Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make

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the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the

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receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Funds investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Funds records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade in which the fixed income funds may invest. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of January 31, 2015, the Funds had cash collateral balances in connection with TBAs as follows:

	Cash Collateral for TBA	Due To Broker
Russell Strategic Bond Fund	$480,000	$790,000

Inflation-Indexed Bonds

The fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

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In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

3. Investment in Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd.

The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a “Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2015, net assets of the Russell Commodity Strategies Fund were $929,735,764 of which $171,901,000 or approximately 18%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were $ 939,028,331 of which $32,801,713, or approximately 3%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4. Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of January 31, 2015, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.

Notes to Quarterly Report 333

Russell Investment Company Russell Funds

Notes to Quarterly Report, continued — January 31, 2015 (Unaudited)

5. Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo advises the Funds and RFSC is the Funds’ administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company ("FRC") (which is an indirect subsidiary of London Stock Exchange Group plc). FRC provides ongoing money manager research to RIC and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of January 31, 2015, the Funds had invested $3,860,751,948 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $491,582,016 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

6. Federal Income Taxes

At January 31, 2015, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

	Russell U.S. Core Russell U.S. Defensive Russell U.S. Dynamic Russell U.S. Strategic Select U.S. Equity
	Equity Fund	Equity Fund	Equity Fund	Equity Fund	Fund
Cost of Investments	$1,415,584,469	$1,004,818,760	$642,977,174	$3,219,620,757	$136,310,838
Unrealized Appreciation	$300,211,381	$144,998,326	$88,757,200	$443,482,330	$7,895,772
Unrealized Depreciation	(44,760,369)	(23,152,572)	(24,195,877)	(86,148,326)	(6,691,117)
Net Unrealized Appreciation (Depreciation)	$255,451,012	$121,845,754	$64,561,323	$357,334,004	$1,204,655

			Russell International
	Russell U.S. Large Russell U.S. Mid Cap Russell U.S. Small Developed Markets Russell Global Equity
	Cap Equity Fund	Equity Fund	Cap Equity Fund	Fund	Fund
Cost of Investments	$374,848,233	$184,556,406	$2,370,980,084	$3,908,379,885	$2,600,402,590
Unrealized Appreciation	$58,277,331	$27,608,239	$238,952,001	$317,251,043	$730,428,464
Unrealized Depreciation	(6,537,167)	(5,286,692)	(113,364,907)	(189,652,613)	(94,608,220)
Net Unrealized Appreciation (Depreciation)	$51,740,164	$22,321,547	$125,587,094	$127,598,430	$635,820,244

				Russell Tax-Managed		Russell Global
	Select International		Russell Emerging		Russell Tax-Managed U.S. Mid & Small Cap Opportunistic Credit
	Equity Fund		Markets Fund	U.S. Large Cap Fund	Fund	Fund
Cost of Investments	$125,987,233		$2,869,669,512	$1,049,626,635	$261,334,420	$1,607,869,042
Unrealized Appreciation	$2,934,231		$211,105,841	$262,219,907	$87,466,198	$20,919,293
Unrealized Depreciation		(12,837,695)	(142,113,393)	(14,628,654)	(7,532,515)	(117,430,428)
Net Unrealized Appreciation (Depreciation)	$(9,903,464	) $	68,992,448	$247,591,253	$79,933,683	$(96,511,135)

	Russell Strategic Bond	Russell Investment Russell Short Duration Russell Tax Exempt Russell Commodity
	Fund	Grade Bond Fund	Bond Fund		Bond Fund	Strategies Fund
Cost of Investments	$7,815,901,935	$1,713,614,310	$1,187,302,230		$1,307,096,114	$859,895,158
Unrealized Appreciation	$209,781,717	$47,236,131	$6,342,067		$68,118,419	$—
Unrealized Depreciation	(64,317,540)	(8,334,187)	(8,933,665)		(739,160)	(267,246)
Net Unrealized Appreciation (Depreciation)	$145,464,177	$38,901,944	$(2,591,598	) $	67,379,259	$(267,246)

	Russell Global	Russell Global Real Russell Multi-Strategy Russell Strategic Call
	Infrastructure Fund	Estate Securities Fund	Alternative Fund	Overwriting Fund
Cost of Investments	$1,607,395,291	$1,564,210,108	$923,780,490		$66,162,230
Unrealized Appreciation	$188,693,763	$344,908,016	$1,801,666		$22,644,773
Unrealized Depreciation	(36,061,725)	(20,898,817)	(2,018,655)		(1,297,689)
Net Unrealized Appreciation (Depreciation)	$152,632,038	$324,009,199	$(216,989	) $	21,347,084

334 Notes to Quarterly Report

Russell Investment Company Russell Funds

Notes to Quarterly Report, continued — January 31, 2015 (Unaudited)

7. Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending fund could result in reduced returns or additional borrowing costs. In December 2014, the interfund lending program was suspended. The program may be reinstated at such time that there is a demonstrated need for the program.

8. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

9. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds' alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the action.

10. Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report were issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report 335

Russell Investment Company Russell Funds

Shareholder Requests for Additional Information — January 31, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell. com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

336 Shareholder Requests for Additional Information

Russell Investment Company	1301 Second Avenue		800-787-7354
	Seattle, Washington 98101	Fax:	206-505-3495
www.russell.com

2015 QUARTERLY REPORT

LifePoints® Funds

JANUARY 31, 2015

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, C, E, R1, R4, R5, S
Growth Strategy Fund	A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, C, E, R1, R4, R5, S
2015 Strategy Fund	R1, R4, R5
2020 Strategy Fund	A, E, R1, R4, R5, S
2025 Strategy Fund	R1, R4, R5
2030 Strategy Fund	A, E, R1, R4, R5, S
2035 Strategy Fund	R1, R4, R5
2040 Strategy Fund	A, E, R1, R4, R5, S
2045 Strategy Fund	R1, R4, R5
2050 Strategy Fund	R1, R4, R5
2055 Strategy Fund	R1, R4, R5
In Retirement Fund	A, R1, R4, R5

Russell Investment Company

Russell Investment Company is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company LifePoints® Funds

Quarterly Report

January 31, 2015 (Unaudited)

Table of Contents

Conservative Strategy Fund	3
Moderate Strategy Fund	4
Balanced Strategy Fund	5
Growth Strategy Fund	6
Equity Growth Strategy Fund	7
2015 Strategy Fund	8
2020 Strategy Fund	9
2025 Strategy Fund	10
2030 Strategy Fund	11
2035 Strategy Fund	12
2040 Strategy Fund	13
2045 Strategy Fund	14
2050 Strategy Fund	15
2055 Strategy Fund	16
In Retirement Fund	17
Notes to Quarterly Report	18
Shareholder Requests for Additional Information	22

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company Conservative Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 8.5%
	Russell Commodity Strategies Fund	1,137,434	7,530
	Russell Global Infrastructure Fund	1,579,009	18,901
	Russell Global Real Estate Securities Fund	156,663	6,265
	Russell Multi-Strategy Alternative Fund	1,040,273	10,080
			42,776
	Domestic Equities - 9.8%
	Russell U.S. Core Equity Fund	335,930	12,386
	Russell U.S. Defensive Equity Fund	379,789	17,330
	Russell U.S. Dynamic Equity Fund	917,535	9,955
	Russell U.S. Small Cap Equity Fund	346,119	9,899
			49,570
	Fixed Income - 72.3%
	Russell Global Opportunistic Credit Fund	2,137,504	20,285
	Russell Investment Grade Bond Fund	2,923,019	66,177
	Russell Short Duration Bond Fund	6,846,721	131,662
	Russell Strategic Bond Fund	13,212,348	147,714
			365,838
	International Equities - 9.4%
	Russell Emerging Markets Fund	582,638	9,940
	Russell Global Equity Fund	1,813,366	19,983
	Russell International Developed Markets
	Fund	513,821	17,681
			47,604

	Total Investments 100.0%
	(identified cost $456,987)		505,788
	Other Assets and Liabilities, Net
-	(0.0%)		(115)
	Net Assets - 100.0%		505,673

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 3

Russell Investment Company Moderate Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 99.9%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 11.9%
Russell Commodity Strategies Fund	2,653,694	17,568
Russell Global Infrastructure Fund	3,243,667	38,827
Russell Global Real Estate Securities Fund	408,683	16,343
Russell Multi-Strategy Alternative Fund	2,517,692	24,396
		97,134
Domestic Equities - 15.6%
Russell U.S. Core Equity Fund	1,078,639	39,769
Russell U.S. Defensive Equity Fund	788,190	35,965
Russell U.S. Dynamic Equity Fund	1,847,045	20,041
Russell U.S. Small Cap Equity Fund	1,111,236	31,781
		127,556
Fixed Income - 55.5%
Russell Global Opportunistic Credit Fund	3,468,668	32,918
Russell Investment Grade Bond Fund	6,571,069	148,769
Russell Strategic Bond Fund	24,408,405	272,886
		454,573
International Equities - 16.9%
Russell Emerging Markets Fund	1,893,829	32,309
Russell Global Equity Fund	4,399,083	48,478
Russell International Developed Markets
Fund	1,664,508	57,275
		138,062

Total Investments 99.9%
(identified cost $719,767)		817,325
Other Assets and Liabilities, Net
- 0.1%		1,169
Net Assets - 100.0%		818,494

See accompanying notes which are an integral part of this quarterly report.

4 Moderate Strategy Fund

Russell Investment Company Balanced Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 10.8%
	Russell Commodity Strategies Fund	8,447,335	55,922
	Russell Global Infrastructure Fund	12,961,766	155,152
	Russell Global Real Estate Securities Fund	1,302,500	52,087
	Russell Multi-Strategy Alternative Fund	10,589,710	102,614
			365,775
	Domestic Equities - 28.5%
	Russell U.S. Core Equity Fund	7,309,200	269,490
	Russell U.S. Defensive Equity Fund	4,987,882	227,597
	Russell U.S. Dynamic Equity Fund	21,910,813	237,732
	Russell U.S. Small Cap Equity Fund	8,263,442	236,335
			971,154
	Fixed Income - 32.7%
	Russell Global Opportunistic Credit Fund	14,523,946	137,832
	Russell Strategic Bond Fund	87,184,546	974,723
			1,112,555
	International Equities - 28.0%
	Russell Emerging Markets Fund	13,315,884	227,169
	Russell Global Equity Fund	30,947,758	341,044
	Russell International Developed Markets
	Fund	11,177,614	384,622
			952,835

	Total Investments 100.0%
	(identified cost $3,120,580)		3,402,319
	Other Assets and Liabilities, Net
-	(0.0%)		(618)
	Net Assets - 100.0%		3,401,701

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 5

Russell Investment Company Growth Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 15.1%
	Russell Commodity Strategies Fund	10,347,195	68,498
	Russell Global Infrastructure Fund	9,998,329	119,680
	Russell Global Real Estate Securities Fund	1,231,024	49,229
	Russell Multi-Strategy Alternative Fund	8,948,869	86,715
			324,122
	Domestic Equities - 33.3%
	Russell U.S. Core Equity Fund	5,215,875	192,309
	Russell U.S. Defensive Equity Fund	3,396,077	154,963
	Russell U.S. Dynamic Equity Fund	15,867,461	172,162
	Russell U.S. Small Cap Equity Fund	6,743,604	192,867
			712,301
	Fixed Income - 16.3%
	Russell Global Opportunistic Credit Fund	13,765,770	130,637
	Russell Strategic Bond Fund	19,641,495	219,592
			350,229
	International Equities - 35.3%
	Russell Emerging Markets Fund	11,025,993	188,103
	Russell Global Equity Fund	25,464,853	280,623
	Russell International Developed Markets
	Fund	8,352,973	287,426
			756,152

	Total Investments 100.0%
	(identified cost $1,990,570)		2,142,804
	Other Assets and Liabilities, Net
-	(0.0%)		(539)
	Net Assets - 100.0%		2,142,265

See accompanying notes which are an integral part of this quarterly report.

6 Growth Strategy Fund

Russell Investment Company Equity Growth Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.1%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 14.8%
	Russell Commodity Strategies Fund	2,922,020	19,344
	Russell Global Infrastructure Fund	4,019,865	48,118
	Russell Global Real Estate Securities Fund	435,613	17,420
	Russell Multi-Strategy Alternative Fund	4,452,362	43,143
			128,025
	Domestic Equities - 36.6%
	Russell U.S. Core Equity Fund	2,328,223	85,842
	Russell U.S. Defensive Equity Fund	1,268,254	57,870
	Russell U.S. Dynamic Equity Fund	7,968,668	86,460
	Russell U.S. Small Cap Equity Fund	3,002,678	85,877
			316,049
	Fixed Income - 8.1%
	Russell Global Opportunistic Credit Fund	7,390,097	70,132

	International Equities - 40.6%
	Russell Emerging Markets Fund	5,059,863	86,321
	Russell Global Equity Fund	11,034,753	121,603
	Russell International Developed Markets
	Fund	4,145,270	142,639
			350,563

	Total Investments 100.1%
	(identified cost $816,565)		864,769
	Other Assets and Liabilities, Net
-	(0.1%)		(475)
	Net Assets - 100.0%		864,294

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 7

Russell Investment Company 2015 Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 5.7%
	Russell Commodity Strategies Fund	69,188	458
	Russell Global Infrastructure Fund	37,864	453
	Russell Global Real Estate Securities Fund	11,259	451
			1,362
	Domestic Equities - 14.6%
	Russell U.S. Defensive Equity Fund	12,504	571
	Russell U.S. Dynamic Equity Fund	25,440	276
	Russell U.S. Small Cap Equity Fund	14,523	415
	Select U.S. Equity Fund	213,241	2,192
			3,454
	Fixed Income - 67.8%
	Russell Global Opportunistic Credit Fund	108,567	1,030
	Russell Investment Grade Bond Fund	174,142	3,943
	Russell Short Duration Bond Fund	142,478	2,740
	Russell Strategic Bond Fund	747,943	8,362
			16,075
	International Equities - 11.9%
	Russell Emerging Markets Fund	26,518	452
	Russell Global Equity Fund	71,431	787
	Select International Equity Fund	174,774	1,596
			2,835

	Total Investments 100.0%
	(identified cost $21,476)		23,726
	Other Assets and Liabilities, Net
-	(0.0%)		(4)
	Net Assets - 100.0%		23,722

See accompanying notes which are an integral part of this quarterly report.

8 2015 Strategy Fund

Russell Investment Company 2020 Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 6.0%
	Russell Commodity Strategies Fund	306,538	2,029
	Russell Global Infrastructure Fund	167,049	2,000
	Russell Global Real Estate Securities Fund	49,849	1,993
			6,022
	Domestic Equities - 19.3%
	Russell U.S. Defensive Equity Fund	55,851	2,549
	Russell U.S. Dynamic Equity Fund	161,789	1,755
	Russell U.S. Small Cap Equity Fund	98,467	2,816
	Select U.S. Equity Fund	1,205,644	12,394
			19,514
	Fixed Income - 57.8%
	Russell Global Opportunistic Credit Fund	449,447	4,265
	Russell Investment Grade Bond Fund	629,625	14,255
	Russell Short Duration Bond Fund	343,673	6,609
	Russell Strategic Bond Fund	2,975,165	33,262
			58,391
	International Equities - 16.9%
	Russell Emerging Markets Fund	172,028	2,935
	Russell Global Equity Fund	453,032	4,993
	Select International Equity Fund	1,007,259	9,196
			17,124

	Total Investments 100.0%
	(identified cost $88,446)		101,051
	Other Assets and Liabilities, Net
-	(0.0%)		(12)
	Net Assets - 100.0%		101,039

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund 9

Russell Investment Company 2025 Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 6.5%
	Russell Commodity Strategies Fund	124,558	824
	Russell Global Infrastructure Fund	68,144	816
	Russell Global Real Estate Securities Fund	20,320	813
			2,453
	Domestic Equities - 24.3%
	Russell U.S. Defensive Equity Fund	22,022	1,005
	Russell U.S. Dynamic Equity Fund	84,864	921
	Russell U.S. Small Cap Equity Fund	53,640	1,534
	Select U.S. Equity Fund	560,313	5,760
			9,220
	Fixed Income - 46.9%
	Russell Global Opportunistic Credit Fund	162,180	1,539
	Russell Investment Grade Bond Fund	209,238	4,737
	Russell Short Duration Bond Fund	24,790	477
	Russell Strategic Bond Fund	987,871	11,044
			17,797
	International Equities - 22.3%
	Russell Emerging Markets Fund	90,960	1,552
	Russell Global Equity Fund	226,198	2,493
	Select International Equity Fund	484,281	4,421
			8,466

	Total Investments 100.0%
	(identified cost $34,832)		37,936
	Other Assets and Liabilities, Net
-	(0.0%)		(6)
	Net Assets - 100.0%		37,930

See accompanying notes which are an integral part of this quarterly report.

10 2025 Strategy Fund

Russell Investment Company 2030 Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 6.7%
	Russell Commodity Strategies Fund	382,974	2,535
	Russell Global Infrastructure Fund	209,891	2,513
	Russell Global Real Estate Securities Fund	62,650	2,505
			7,553
	Domestic Equities - 30.5%
	Russell U.S. Defensive Equity Fund	69,445	3,169
	Russell U.S. Dynamic Equity Fund	339,709	3,686
	Russell U.S. Small Cap Equity Fund	220,793	6,315
	Select U.S. Equity Fund	2,047,522	21,048
			34,218
	Fixed Income - 33.9%
	Russell Global Opportunistic Credit Fund	417,691	3,964
	Russell Investment Grade Bond Fund	300,557	6,804
	Russell Strategic Bond Fund	2,437,008	27,246
			38,014
	International Equities - 28.9%
	Russell Emerging Markets Fund	375,729	6,410
	Russell Global Equity Fund	882,621	9,727
	Select International Equity Fund	1,778,095	16,234
			32,371

	Total Investments 100.0%
	(identified cost $99,814)		112,156
	Other Assets and Liabilities, Net
-	(0.0%)		(8)
	Net Assets - 100.0%		112,148

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund 11

Russell Investment Company 2035 Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 8.0%
	Russell Commodity Strategies Fund	117,785	780
	Russell Global Infrastructure Fund	64,357	770
	Russell Global Real Estate Securities Fund	19,164	766
			2,316
	Domestic Equities - 37.4%
	Russell U.S. Defensive Equity Fund	18,880	862
	Russell U.S. Dynamic Equity Fund	114,813	1,246
	Russell U.S. Small Cap Equity Fund	75,110	2,148
	Select U.S. Equity Fund	642,423	6,604
			10,860
	Fixed Income - 18.7%
	Russell Global Opportunistic Credit Fund	73,817	701
	Russell Strategic Bond Fund	423,731	4,737
			5,438
	International Equities - 35.9%
	Russell Emerging Markets Fund	130,683	2,229
	Russell Global Equity Fund	279,183	3,077
	Select International Equity Fund	561,483	5,126
			10,432

	Total Investments 100.0%
	(identified cost $26,833)		29,046
	Other Assets and Liabilities, Net
-	(0.0%)		(6)
	Net Assets - 100.0%		29,040

See accompanying notes which are an integral part of this quarterly report.

12 2035 Strategy Fund

Russell Investment Company 2040 Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 9.0%
Russell Commodity Strategies Fund	407,659	2,699
Russell Global Infrastructure Fund	221,529	2,651
Russell Global Real Estate Securities Fund	66,187	2,647
		7,997
Domestic Equities - 42.4%
Russell U.S. Defensive Equity Fund	58,022	2,648
Russell U.S. Dynamic Equity Fund	407,815	4,425
Russell U.S. Small Cap Equity Fund	261,546	7,480
Select U.S. Equity Fund	2,235,644	22,982
		37,535
Fixed Income - 7.2%
Russell Strategic Bond Fund	566,098	6,329

International Equities - 41.4%
Russell Emerging Markets Fund	462,849	7,896
Russell Global Equity Fund	1,044,546	11,511
Select International Equity Fund	1,890,904	17,264
		36,671

Total Investments 100.0%
(identified cost $77,563)		88,532
Other Assets and Liabilities, Net
- 0.0%		5
Net Assets - 100.0%		88,537

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund 13

Russell Investment Company 2045 Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 9.0%
	Russell Commodity Strategies Fund	66,641	441
	Russell Global Infrastructure Fund	36,706	440
	Russell Global Real Estate Securities Fund	10,953	438
			1,319
	Domestic Equities - 42.3%
	Russell U.S. Defensive Equity Fund	9,535	435
	Russell U.S. Dynamic Equity Fund	67,294	730
	Russell U.S. Small Cap Equity Fund	43,285	1,238
	Select U.S. Equity Fund	367,534	3,778
			6,181
	Fixed Income - 7.1%
	Russell Strategic Bond Fund	93,226	1,042

	International Equities - 41.6%
	Russell Emerging Markets Fund	76,830	1,311
	Russell Global Equity Fund	172,463	1,900
	Select International Equity Fund	314,560	2,872
			6,083

	Total Investments 100.0%
	(identified cost $13,487)		14,625
	Other Assets and Liabilities, Net
-	(0.0%)		(2)
	Net Assets - 100.0%		14,623

See accompanying notes which are an integral part of this quarterly report.

14 2045 Strategy Fund

Russell Investment Company 2050 Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 9.1%
	Russell Commodity Strategies Fund	65,037	431
	Russell Global Infrastructure Fund	35,275	422
	Russell Global Real Estate Securities Fund	10,507	420
			1,273
	Domestic Equities - 42.3%
	Russell U.S. Defensive Equity Fund	9,185	419
	Russell U.S. Dynamic Equity Fund	64,521	700
	Russell U.S. Small Cap Equity Fund	41,518	1,187
	Select U.S. Equity Fund	353,465	3,634
			5,940
	Fixed Income - 7.1%
	Russell Strategic Bond Fund	89,634	1,002

	International Equities - 41.5%
	Russell Emerging Markets Fund	73,625	1,256
	Russell Global Equity Fund	165,452	1,823
	Select International Equity Fund	301,387	2,752
			5,831

	Total Investments 100.0%
	(identified cost $12,314)		14,046
	Other Assets and Liabilities, Net
-	(0.0%)		(2)
	Net Assets - 100.0%		14,044

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund 15

Russell Investment Company 2055 Strategy Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 9.1%
	Russell Commodity Strategies Fund	14,698	97
	Russell Global Infrastructure Fund	8,055	97
	Russell Global Real Estate Securities Fund	2,398	96
			290
	Domestic Equities - 42.3%
	Russell U.S. Defensive Equity Fund	2,092	95
	Russell U.S. Dynamic Equity Fund	14,708	160
	Russell U.S. Small Cap Equity Fund	9,466	271
	Select U.S. Equity Fund	80,565	828
			1,354
	Fixed Income - 7.1%
	Russell Strategic Bond Fund	20,411	228

	International Equities - 41.5%
	Russell Emerging Markets Fund	16,745	286
	Russell Global Equity Fund	37,697	415
	Select International Equity Fund	68,821	628
			1,329

	Total Investments 100.0%
	(identified cost $3,136)		3,201
	Other Assets and Liabilities, Net
-	(0.0%)		(—)
	Net Assets - 100.0%		3,201

See accompanying notes which are an integral part of this quarterly report.

16 2055 Strategy Fund

Russell Investment Company In Retirement Fund

Schedule of Investments — January 31, 2015 (Unaudited)

	Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 5.9%
	Russell Commodity Strategies Fund	81,394	539
	Russell Global Infrastructure Fund	44,614	534
	Russell Global Real Estate Securities Fund	13,308	532
			1,605
	Domestic Equities - 14.5%
	Russell U.S. Defensive Equity Fund	14,460	660
	Russell U.S. Dynamic Equity Fund	29,432	319
	Russell U.S. Small Cap Equity Fund	16,728	479
	Select U.S. Equity Fund	245,340	2,522
			3,980
	Fixed Income - 67.8%
	Russell Global Opportunistic Credit Fund	125,312	1,189
	Russell Investment Grade Bond Fund	201,040	4,552
	Russell Short Duration Bond Fund	164,401	3,161
	Russell Strategic Bond Fund	863,445	9,653
			18,555
	International Equities - 11.8%
	Russell Emerging Markets Fund	30,594	522
	Russell Global Equity Fund	79,941	881
	Select International Equity Fund	200,668	1,832
			3,235

	Total Investments 100.0%
	(identified cost $24,056)		27,375
	Other Assets and Liabilities, Net
-	(0.0%)		(4)
	Net Assets - 100.0%		27,371

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund 17

Russell Investment Company LifePoints®Funds

Notes to Quarterly Report — January 31, 2015 (Unaudited)

1. Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 39 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 15 of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds. The equity Underlying Funds in which the Funds may invest include the Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities and Russell Multi-Strategy Alternative Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally, and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Target Portfolio Funds’ target strategic asset allocations to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds as of March 1, 2014.

		Asset Allocation Targets as of March 1, 2014*
	Conservative	Moderate	Balanced	Growth	Equity Growth
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds**	10%	14%	14%	19%	19%
Equity Underlying Funds	18%	31%	54%	65%	73%
Fixed Income Underlying Funds	72%	55%	32%	16%	8%

*	Prospectus dated March 1, 2014. Actual asset allocation may vary.
**	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Target Date Funds

Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds. The equity Underlying Funds in which the Funds may invest include the Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Select U.S. Equity, Russell U.S. Small Cap Equity, Russell Global Equity, Select International Equity and Russell Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond

18 Notes to Quarterly Report

Russell Investment Company LifePoints®Funds

Notes to Quarterly Report, continued — January 31, 2015 (Unaudited)

Funds. The alternative Underlying Funds in which the Funds may invest include the Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds. The 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. RIMCo may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIMCo’s allocation decisions are generally based on strategic capital markets research including factors such as RIMCo’s outlook for the economy, financial markets generally, and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Target Date Funds’ approximate expected allocations to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds effective on or about August 1, 2014.

		Asset Allocation Targets as of August 1, 2014*
	2015	2020	2025	2030	2035
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds**	7%	7%	8%	8%	10%
Equity Underlying Funds	29%	39%	49%	62%	77%
Fixed Income Underlying Funds	64%	54%	43%	30%	13%
		Asset Allocation Targets as of August 1, 2014*
	2040	2045	2050	2055	In Retirement
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Alternative Underlying Funds**	11%	11%	11%	11%	7%
Equity Underlying Funds	82%	82%	82%	82%	27%
Fixed Income Underlying Funds	7%	7%	7%	7%	66%

*	Prospectus dated March 1, 2014 as supplemented through August 1, 2014.
**	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect

Notes to Quarterly Report 19

Russell Investment Company LifePoints®Funds

Notes to Quarterly Report, continued — January 31, 2015 (Unaudited)

the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• •

Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company ("RFSC"), acting at the discretion of the Board, that are used in determining the fair value of investments.

All the Funds' investments for the period ended January 31, 2015, were valued using Level 1 inputs.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value ("NAV") stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Underlying Fund.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause an Underlying Fund to underperform other types of investments.

3. Federal Income Taxes

At January 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Moderate Strategy Balanced Strategy
	Fund	Fund	Fund
Cost of Investments	$460,675,615	$727,241,588	$3,135,422,000
Unrealized Appreciation	$50,148,394	$99,503,916	$321,978,424
Unrealized Depreciation	(5,036,249)	(9,420,435)	(55,080,980)
Net Unrealized Appreciation (Depreciation)	$45,112,145	$90,083,481	$266,897,444
20 Notes to Quarterly Report

Russell Investment Company LifePoints®Funds

Notes to Quarterly Report, continued — January 31, 2015 (Unaudited)

		Equity Growth
	Growth Strategy Fund	Strategy Fund	2015 Strategy Fund
Cost of Investments	$1,992,632,603	$819,405,124	$21,676,394
Unrealized Appreciation	$209,113,712	$83,057,305	$2,364,259
Unrealized Depreciation	(58,942,388)	(37,693,663)	(315,115)
Net Unrealized Appreciation (Depreciation)	$150,171,324	$45,363,642	$2,049,144

	2020 Strategy Fund 2025 Strategy Fund 2030 Strategy Fund
Cost of Investments	$89,360,059	$35,247,004	$101,139,083
Unrealized Appreciation	$13,499,969	$3,199,623	$13,272,269
Unrealized Depreciation	(1,809,025)	(510,682)	(2,255,792)
Net Unrealized Appreciation (Depreciation)	$11,690,944	$2,688,941	$11,016,477

	2035 Strategy Fund 2040 Strategy Fund 2045 Strategy Fund
Cost of Investments	$27,202,082	$78,617,270	$13,655,859
Unrealized Appreciation	$2,350,290	$12,252,161	$1,281,672
Unrealized Depreciation	(506,185)	(2,337,209)	(312,110)
Net Unrealized Appreciation (Depreciation)	$1,844,105	$9,914,952	$969,562

	2050 Strategy Fund 2055 Strategy Fund In Retirement Fund
Cost of Investments	$12,503,807	$3,161,123	$24,421,093
Unrealized Appreciation	$1,852,859	$92,809	$3,365,805
Unrealized Depreciation	(310,402)	(52,672)	(411,710)
Net Unrealized Appreciation (Depreciation)	$1,542,457	$40,137	$2,954,095

4. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten funds, some of which are Underlying Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds' alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.

5. Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following: On February 20, 2015, the 2015 Strategy Fund merged into the In Retirement Fund.

Notes to Quarterly Report 21

Russell Investment Company LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

22 Shareholder Requests for Additional Information

Russell Investment Company	1301 Second Avenue		800-787-7354
	Seattle, Washington 98101	Fax:	206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President
and CEO, Russell Fund Services Company

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President
and CEO, Russell Fund Services Company

Date:	March 27, 2015

By:	/s/ Mark E. Swanson
Mark E. Swanson
Treasurer and Chief Accounting Officer and CFO, Russell Investment Company;
Global Head of Fund Services, Russell Investment Management Company and
Russell Financial Services Company

Date: March 27, 2015